REGISTRATION NO. 333-73121
                                                      REGISTRATION NO. 811-08754
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

Pre-Effective Amendment No.

Post-Effective Amendment No. 21                                  [X]

                        AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]

Amendment No. 117                                                [X]

                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT NO. 45
                                       OF
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                              --------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]   On May 2, 2011 pursuant to paragraph (b) of Rule 485.

[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

      Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                      NOTE

This Post Effective Amendment No. 21 ("PEA") to the Form N-4 Registration Statement No. 333-73121 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement and Statement of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus, or supplements to any Prospectus, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company
Supplement dated May 1, 2011 to prospectuses for:


o  Income Manager(R) Accumulator(R)        o  Accumulator(R) Plus
o  Income Manager(R) Rollover IRA          o  Accumulator(R) Elite
o  Accumulator(R) (IRA, NQ, QP)            o  Accumulator(R) Select
o  Accumulator(R)

--------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference. All prospectuses, statements of additional information and supplements listed in Appendix I are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the contract are changed after the date of that prospectus in accordance with the contract, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The contract should also be read carefully.

We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2011. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.


In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example;
(4) important information about your guaranteed benefits; (5) tax information;
(6) updated information on AXA Equitable; (7) how you can contribute to your contract; (8) managing your allocations; (9) disruptive transfer activity; (10) wire transmittals and electronic applications information; (11) certain information about our business day; (12) your contract date and contract date anniversary; (13) legal proceedings; (14) distribution of the contracts; (15) your annuity payout options; (16) incorporation of certain documents by reference; (17) financial statements; (18) condensed financial information; and
(19) hypothetical illustrations.


(1) HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------



FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Retirement Service Solutions
     P.O. Box 1577
     Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------



FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Retirement Service Solutions
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.



--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions;


                                                                          e13512

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.



--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT
--------------------------------------------------------------------------------



TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

  You can also:

o change your allocation percentages and/or transfer among the investment options;

o elect to receive certain contract statements electronically;

o enroll in, modify or cancel a rebalancing program (through Online Account Access only);

o change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through EQAccess only); and

o access Frequently Asked Questions and Service Forms (not available through
  TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).


--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------



You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

--------------------------------------------------------------------------------
Beginning on or about August 8, 2011, all requests for withdrawals must be made on a specific form that we provide. Please contact one of our customer service representatives for more information.
--------------------------------------------------------------------------------

(2) INVESTMENT OPTIONS

Portfolios of the Trusts

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

The AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other Portfolios available to you under your contract. In addition, the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Managing your allocations" for more information about your role in managing your allocations.


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION   Seeks long-term capital appreciation.                      o AXA Equitable Funds Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE            Seeks a high level of current income.                      o AXA Equitable Funds Management Group, LLC
 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS       Seeks current income and growth of capital, with a         o AXA Equitable Funds Management Group, LLC
 ALLOCATION                 greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION+    Seeks long-term capital appreciation and current income.   o AXA Equitable Funds Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS           Seeks long-term capital appreciation and current income,   o AXA Equitable Funds Management Group, LLC
 ALLOCATION                 with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE     Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 EQUITY+                                                                               o AXA Equitable Funds Management Group, LLC
                                                                                       o ClearBridge Advisors, LLC
                                                                                       o Goodman & Co. NY Ltd.
                                                                                       o Legg Mason Capital Management, Inc.
                                                                                       o Marsico Capital Management, LLC
                                                                                       o T. Rowe Price Associates, Inc.
                                                                                       o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND       Seeks a balance of high current income and capital         o BlackRock Financial Management, Inc.
                             appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company LLC
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL   Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 EQUITY                                                                                 o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o JPMorgan Investment Management Inc.
                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 CORE EQUITY                                                                            o AXA Equitable Funds Management Group, LLC
                                                                                        o Janus Capital Management, LLC
                                                                                        o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 VALUE                                                                                  o AXA Equitable Funds Management Group, LLC
                                                                                        o Institutional Capital LLC
                                                                                        o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 GROWTH                                                                                 o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Franklin Advisers, Inc.
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Seeks long-term growth of capital.                         o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Diamond Hill Capital Management, Inc.
                                                                                        o Knightsbridge Asset Management, LLC
                                                                                        o Tradewinds Global Investors, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    Seeks high total return through a combination of current   o Pacific Investment Management Company LLC
 BOND+                       income and capital appreciation.                           o Post Advisory Group, LLC
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                         o AXA Equitable Funds Management Group, LLC
 GROWTH                                                                                 o BlackRock Investment Management, LLC
                                                                                        o Lord, Abbett & Co. LLC
                                                                                        o Morgan Stanley Investment Management Inc.
                                                                                        o NorthPointe Capital, LLC
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME             OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP     Seeks long-term growth of capital.                        o AXA Equitable Funds Management Group, LLC
 VALUE                                                                               o BlackRock Investment Management, LLC
                                                                                     o Franklin Advisory Services, LLC
                                                                                     o Horizon Asset Management, Inc.
                                                                                     o Pacific Global Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY    Seeks long-term growth of capital.                        o AXA Equitable Funds Management Group, LLC
                                                                                     o RCM Capital Management, LLC
                                                                                     o SSgA Funds Management, Inc.
                                                                                     o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME             OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN       Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 SMALL CAP GROWTH+
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL      Seeks to achieve long-term total return.                  o AXA Equitable Funds Management Group, LLC
 CAP VALUE CORE                                                                      o BlackRock Investment Management, LLC
                                                                                     o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC         Seeks to achieve capital appreciation and                 o BlackRock Investment Management, LLC
 VALUE EQUITY              secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS         Seeks a combination of growth and income to achieve       o Boston Advisors, LLC
 EQUITY INCOME             an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY        Seeks to achieve long-term capital appreciation.          o Bridgeway Capital Management, Inc.
 RESPONSIBLE                                                                         o Calvert Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 GROWTH(1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX+     Seeks to achieve a total return before expenses that      o AllianceBernstein L.P.
                           approximates the total return performance of the Russell
                           3000 Index, including reinvestment of dividends, at a
                           risk level consistent with that of the Russell 3000
                           Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX         Seeks to achieve a total return before expenses that      o SSgA Funds Management, Inc.
                           approximates the total return performance of the
                           Barclays Capital Intermediate U.S. Government/Credit
                           Index, including reinvestment of dividends, at a risk
                           level consistent with that of the Barclays Capital
                           Intermediate U.S. Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE  Seeks to achieve long-term growth of capital.             o Davis Selected Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Seeks to achieve a total return before expenses that      o AllianceBernstein L.P.
                           approximates the total return performance of the S&P 500
                           Index, including reinvestment of dividends, at a risk
                           level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS         Seeks to achieve long-term growth of capital.             o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Capital Management, Inc.
                                                                                        o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED     Seeks to maximize income while maintaining prospects      o AXA Equitable Funds Management Group, LLC
                              for capital appreciation.                                 o BlackRock Investment Management, LLC
                                                                                        o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily      o AXA Equitable Funds Management Group, LLC
 ALLOCATION                   seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                    o GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                   o GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS           Seeks to achieve capital growth and current income.       o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o First International Advisors, LLC
                                                                                        o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR        Seeks to achieve long-term capital appreciation.          o AXA Equitable Funds Management Group, LLC
 EQUITY                                                                                 o BlackRock Investment Management, LLC
                                                                                        o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Seeks to achieve a total return before expenses that      o SSgA Funds Management, Inc.
 BOND INDEX+                  approximates the total return performance of the
                              Barclays Capital Intermediate U.S. Government Bond
                              Index, including reinvestment of dividends, at a
                              risk level consistent with that of the Barclays
                              Capital Intermediate U.S. Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.             o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Hirayama Investments, LLC
                                                                                        o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL              Seeks to achieve a total return (before expenses) that    o AllianceBernstein L.P.
 EQUITY INDEX(2)              approximates the total return performance of a compos-
                              ite index comprised of 40% Dow Jones EURO STOXX 50
                              Index, 25% FTSE 100 Index, 25% TOPIX Index and 10%
                              S&P/ASX 200 Index, including reinvestment of dividends,
                              at a risk level consistent with that of the composite
                              index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS   Seeks to provide current income and long-term growth      o AXA Equitable Funds Management Group, LLC
                              of income, accompanied by growth of capital.              o BlackRock Investment Management, LLC
                                                                                        o Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.          o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with a sec-   o AXA Equitable Funds Management Group, LLC
                             ondary objective to seek reasonable current income. For    o BlackRock Investment Management, LLC
                             purposes of this Portfolio, the words "reasonable          o Institutional Capital LLC
                             current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    Seeks to achieve a total return before expenses that       o AllianceBernstein L.P.
                             approximates the total return performance of the Russell
                             1000 Growth Index, including reinvestment of dividends
                             at a risk level consistent with that of the Russell 1000
                             Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS     Seeks to provide long-term capital growth.                 o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX     Seeks to achieve a total return before expenses that       o SSgA Funds Management, Inc.
                             approximates the total return performance of the Russell
                             1000 Value Index, including reinvestment of dividends,
                             at a risk level consistent with that of the Russell
                             1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS+     Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
                                                                                        o AXA Equitable Funds Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 INCOME(2)                   income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP     Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 CORE                        income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL         Seeks to achieve capital appreciation.                     o MFS Investment Management
 GROWTH(3)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX             Seeks to achieve a total return before expenses that       o SSgA Funds Management, Inc.
                             approximates the total return performance of the S&P
                             Mid Cap 400 Index, including reinvestment of dividends,
                             at a risk level consistent with that of the S&P Mid
                             Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS        Seeks to achieve long-term capital appreciation.           o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET+             Seeks to obtain a high level of current income,            o The Dreyfus Corporation
                             preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL         Seeks to achieve capital appreciation.                     o Montag & Caldwell, LLC
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP    Seeks to achieve capital growth.                           o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY   Seeks to achieve capital appreciation, which may           o AXA Equitable Funds Management Group, LLC
                             occasionally be short-term, and secondarily, income.       o BlackRock Investment Management, LLC
                                                                                        o Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL        Seeks to achieve capital appreciation.                     o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND   Seeks to generate a return in excess of traditional money   o Pacific Investment Management Company, LLC
                            market products while maintaining an emphasis on pres-
                            ervation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS        Seeks to achieve high current income consistent with        o AllianceBernstein L.P.
                            moderate risk to capital.                                   o AXA Equitable Funds Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Seeks to replicate as closely as possible (before the       o AllianceBernstein L.P.
                            deduction of Portfolio expenses) the total return of
                            the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH     Seeks to achieve long-term capital appreciation and         o T. Rowe Price Associates, Inc.
 STOCK                      secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY  Seeks to achieve long-term capital growth.                  o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital               o UBS Global Asset Management (Americas)
                            appreciation with income as a secondary consideration.        Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Seeks to achieve capital growth and income.                 o Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA        Seeks to achieve long-term capital growth.                  o Wells Capital Management, Inc.
 GROWTH(4)
------------------------------------------------------------------------------------------------------------------------------------



+ If you own Income Manager(R) Accumulator(R) or Income Manager(R) Rollover IRA, your product includes Class A shares of this Portfolio in the AXA Premier VIP Trust, or Class IA shares of this Portfolio in the EQ Advisors Trust.

(1) Effective on or about May 20, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.



--------------------------------------------------------------------------------
REPLACED (CURRENT) PORTFOLIO        SURVIVING/NEW PORTFOLIO
--------------------------------------------------------------------------------
EQ/Capital Guardian Growth          EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income    EQ/Large Cap Value Index
--------------------------------------------------------------------------------



(2) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(3) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(4) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

(3) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

--------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
ASSETS
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010      Lowest     Highest
(expenses that are deducted from Portfolio assets       ------     -------
including management fees, 12b-1 fees, service           0.62%      1.46%
fees, and/or other expenses) -- based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios.(1)

(1) The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and the EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the Multimanager Technology Portfolio.

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 6% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus(SM)) would pay in the situations illustrated. The example assumes no annual administrative charge. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.

The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



------------------------------------------------------------------------------------------------------------------------------
                                                                                         IF YOU ANNUITIZE AT THE END OF
                                                                                         THE APPLICABLE TIME PERIOD, AND
                                              IF YOU SURRENDER YOUR CONTRACT              SELECT A NON-LIFE CONTINGENT
                                                    AT THE END OF THE                    PERIOD CERTAIN ANNUITY OPTION
                                                  APPLICABLE TIME PERIOD                   WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
                                             1 year  3 years  5 years  10 years       1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses       $1,069   $1,624   $2,204   $3,968          N/A     $1,624    $2,204    $3,968
    of any of the Portfolios
(b) assuming minimum fees and expenses       $  980   $1,362   $1,774   $3,143          N/A     $1,362    $1,774    $3,143
    of any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              IF YOU DO NOT SURRENDER YOUR
                                               CONTRACT AT THE END OF THE
                                                 APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------
                                            1 year  3 years  5 years  10 years
--------------------------------------------------------------------------------
(a) assuming maximum fees and expenses      $369    $1,124   $1,904   $3,968
    of any of the Portfolios
(b) assuming minimum fees and expenses      $280    $  862   $1,474   $3,143
    of any of the Portfolios
--------------------------------------------------------------------------------



For information on how your contract works under certain hypothetical circumstances, please see item (19) at the end of this Supplement.

(4) IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS

For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit (if elected) that rolls-up at a specified rate (the "Roll-Up benefit base"), the Multimanager Core Bond, EQ/Money Market, EQ/Intermediate Government Bond Index, EQ/Quality Bond PLUS, the Fixed Maturity Options, the Special 10 year fixed maturity option, and the loan reserve account under Rollover TSA are investment options for which the benefit base rolls up at 3% (the "lower Roll-Up rate options"). Also, for Rollover TSA contracts, the loan reserve account rolls up at 3%. In some early Accumulator(R) Series, this group of investment options rolls up at 4% and certain additional variable investment options roll up at 3%. All other investment options continue to roll up at 4%, 5% or 6% (the "higher Roll-Up rate options"), as provided by your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus or your contract, or consult with your financial professional.

OUR ADMINISTRATIVE PROCEDURES FOR CALCULATING YOUR ROLL-UP BENEFIT BASE FOLLOWING A TRANSFER

Your Roll-Up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at the higher rate and the other portion that is rolling up at 3% (or 4% in some early Accumulator Series). If you transfer account value from a higher roll-up rate option to a lower roll-up rate option, all or a portion of your benefit base will transfer from the higher rate benefit base segment to the lower rate benefit base segment. Similarly, if you transfer account value from a lower roll-up rate option to a higher roll-up rate option, all or a portion of your benefit base will transfer from the lower rate segment to the higher rate segment. To determine how much to transfer from one Roll-Up benefit base segment to the other Roll-Up benefit base segment, we use a dollar-for-dollar calculation.

This means that we generally transfer an amount from one Roll-Up benefit base segment to the other Roll-Up benefit base segment in the same dollar amount as the transfer of account value. The effect of a transfer on your benefit base will vary depending on your particular circumstances.

o For example, if your account value is $45,000 and has always been invested in the higher roll-up rate options, and your benefit base is $30,000 and is all rolling up at the higher rate, and you transfer $15,000 of your account value to the EQ/Money Market variable investment option (a lower roll-up rate option), then we will transfer $15,000 from the higher rate benefit base segment to the lower rate benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will continue to roll-up at the higher rate and $15,000 will roll-up at the lower rate.

o For an additional example, if your account value is $30,000 and has always been invested in lower roll-up rate options, and your benefit base is $45,000 and is all rolling up at the lower rate, and you transfer $15,000 of your account value (which is entirely invested in lower roll-up rate options) to a higher roll-up rate option, then we will transfer $15,000 of your benefit base from the lower rate benefit base segment to the higher rate benefit base segment. Therefore, immediately after the transfer, of your $45,000 benefit base, $15,000 will continue to roll-up at the higher rate and $30,000 will roll-up at the lower rate.

o Similarly, using the same example as immediately above, if you transferred all of your account value ($30,000) to a higher roll-up rate option, $30,000 will be transferred to the higher rate benefit base segment. Immediately after the transfer, of your $45,000 benefit base, $30,000 will roll-up at the higher rate and $15,000 will continue to roll-up at the lower rate. Therefore, it is possible that some of your benefit base will roll-up at the lower rate even after you transfer all of your account value to the higher roll-up rate options.

If you elected a guaranteed benefit that is available with a 3% roll-up benefit base only, your benefit base will not be impacted by transfers among investment options.

(5) PARTIAL ANNUITIZATION

As of January 1, 2011 partial annuitization of nonqualified deferred annuity contracts is permitted if the partial annuity payout is either life-contingent or for a period certain of at least ten years. We require you to elect partial annuitization on the form we specify.

EFFECT OF PARTIAL ANNUITIZATION ON GUARANTEED BENEFITS. If guaranteed benefits are available under your contract and you elected one or more, you may not partially annuitize any guaranteed benefit.We will treat any partial annuitization as a withdrawal. Amounts withdrawn from your contract for a partial annuitization are withdrawn in the same manner as any amount withdrawn from your contract. This means that a partial annuitization will reduce your guaranteed benefit(s) and corresponding benefit base(s) in the same manner as described in your Prospectus. If applicable, amounts withdrawn for a partial annuitization will be subject to withdrawal charges.

(6) TAX INFORMATION

HOW YOU CAN MAKE CONTRIBUTIONS

o Regular contributions to traditional IRAs and Roth IRAs are limited to $5,000 for the calendar year 2011.

o Regular contributions to traditional IRAs cannot be made during or after the calendar year the owner reaches age 70-1/2.

o Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

o Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) plan, 403(b) plan or a governmental employer Section 457(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

TAX INFORMATION RELATED TO PARTIAL ANNUITIZATION. The tax features regarding annuitization, as discussed in this Supplement and in your Prospectus, generally apply. Partial annuitization results in your contract being treated as two or more separate contracts, each with its own annuity starting date and investment in the contract (basis). Multiple or serial partial annuitizations are permitted as long as some part of the contract remains in deferred status. The nonannuitized portion of the contract remains in deferred status, with its annuity starting date in the future. Until the basis allocable to the partial annuity payout is fully recovered, part of each payment under the partial annuity payout is excluded from income as a recovery of basis, with the remainder of each payment included in ordinary income. The basis allocable to the partial annuity payout as of the annuity starting date for the payout is calculated with reference to the relative values of the amount applied to the partial annuity payout and the amount retained in deferred status. If you choose a period certain payout of at least ten years and you are under age 59-1/2, an early distribution penalty may apply. See the tax section in your Prospectus for more information.

CHARITABLE IRA DIRECT TRANSFERS REINSTATED. Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older if made by December 31, 2011.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

(7) UPDATED INFORMATION ON AXA EQUITABLE

We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years, AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(8) HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We can refuse to accept any contribution from you at any time, including after you purchase the contract.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions.
--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------
We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. Please review your contract for information on contribution limitations.

(9) MANAGING YOUR ALLOCATIONS

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(10) DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(11) WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

(12) CERTAIN INFORMATION ABOUT OUR BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m., Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

  - on a non-business day;

  - after 4:00 p.m., Eastern Time on a business day; or

  - after an early close of regular trading on the NYSE on a business day.

If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.

(13) YOUR CONTRACT DATE AND CONTRACT DATE ANNIVERSARY

The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

(14) LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

(15) DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from $127 to $3,689,426. AXA Equitable and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation                       MML Investors Services LLC
Advantage Capital Corporation                        Morgan Keegan
AG Edwards                                           Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
American General Securities Inc                      Multi-Financial Securities Corporation
American Portfolios Financial Services               National Planning Corporation
Ameriprise Financial Services, Inc.                  Next Financial Group, Inc.
Associated Securities Corp.                          NFP Securities, Inc.
Bank of America                                      Pension Planners Securities Inc
BBVA Compass Investment Solutions, Inc.              PNC Investments
CCO Investment Services Corp.                        Prime Capital Services
Centaurus Financial, Inc.                            PrimeVest Financial Services, Inc.
Colonial Brokerage, Inc.                             Oppenheimer & Co. Inc.
Comerica Securities                                  Raymond James & Associates Inc
Commonwealth Financial Network                       Raymond James Financial Service
CUSO Financial Services, LP                          RBC Capital Markets Corp.
Essex National Securities Inc                        Robert W Baird
FFP                                                  Royal Alliance Associates Inc.
Financial Network Investment Corporation             RW Baird - Robert N. Baird & Co. Incorporated
First Allied Securities                              Sage Point Financial, Inc
First Citizens Investor Services                     Securities America, Inc.
First Tennessee Brokerage, Inc.                      SII Investments, Inc.
FSC Securities Corporation                           Sorrento Pacific Financial LLC
Geneos Wealth Management, Inc.                       Stifel, Nicolaus & Co.
H.D. Vest Investment Securities, Inc.                Summit Brokerage Services, Inc
Investment Centers of America/First Dakota Inc.      Termed/Gunnallen Financial, Inc.
IFC Holdings Inc. DBA Invest Financial Corporation   Termed/Mutual Service Corporation
Investment Professionals, Inc.                       Transamerica Financial Advisors, Inc.
Investors Capital Corporation                        U.S Bancorp Investments, Inc.
Ironstone Securities, Inc                            UBS Financial Services, Inc.
J.P. Turner & Co. LLC                                United Planners' Financial Service of America
James T. Borello & Co.                               UVEST Financial Services Group, Inc.
Janney Montgomery Scott                              Waterstone Financial Group, Inc.
Key Investment Services, LLC                         Wells Fargo Advisors Financial Network LLC
Lincoln Financial Advisors Corporation               Wells Fargo Advisors
Lincoln Financial Securities Corporation             Wells Fargo Advisors, LLC
LPL Financial Corporation                            Wells Fargo Investments, LLC
M&T Securities                                       Woodbury Financial Services, Inc.
Merrill Lynch Life Agency



(16) YOUR ANNUITY PAYOUT OPTIONS

We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at five year intervals after the first change. (Please see your contract and SAI for more information.)

(17) INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

This section only applies if your contract offers fixed maturity options.

AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2010 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.

(18) FINANCIAL STATEMENTS

The financial statements of the separate account(s), as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI"). The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(19) CONDENSED FINANCIAL INFORMATION

The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2010. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 with the same daily asset charges of 1.15%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                               2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.75     $10.51     $ 8.35     $13.90     $13.24
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        493        502        488        448        263
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.63     $10.97     $10.10     $11.48     $10.98
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,212        932        894        387        251
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.57     $10.73     $ 9.49     $11.91     $11.43
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        824        720        643        441        206
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $54.49     $50.03     $43.14     $57.64     $54.74
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        521        572        542        570        843
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $51.18     $47.11     $40.73     $54.56     $51.94
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        668        728        726        789        613
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.99     $10.87     $ 9.02     $13.37     $12.71
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,896      1,954      1,974      1,837      1,295
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.74     $13.18     $10.46     $21.42     $19.35
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        617        699        815        978      1,145
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.26     $12.75     $10.15     $20.84     $18.87
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        697        787        909      1,020      1,130
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $21.35     $16.17     $12.02     $21.93     $18.96
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        144        107        134        155        974
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $20.66     $15.68     $11.69     $21.37     $18.53
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        577        612        717        810        304
-------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.02     $ 8.16     $ 6.44     $ 9.78     $10.83
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             38         39        103         39          6
-------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $22.11     $19.92     $15.47     $24.66     $24.66
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        668        744        826      1,030      1,201
-------------------------------------------------------------------------------------------------------------------
EQ/BLACK ROCK INTERNATIONAL VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $19.35     $18.45     $14.33     $25.44     $23.35
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        397        467        555        736        795
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                              2005       2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.36     $10.64         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        109         64         --         --         --
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.44     $10.31         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        226         98         --         --         --
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.63     $10.41         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        114         54         --         --         --
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $50.07     $48.21     $44.75     $37.91     $43.83
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        703        778        909      1,013        387
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $47.62     $45.97     $42.78     $36.32     $42.10
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        971      1,106      1,263      1,386        736
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.23         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        728         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $15.81     $13.84     $11.82     $ 8.83     $ 9.91
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,271      1,509      1,843      1,978        816
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $15.45     $13.56     $11.61     $ 8.69     $ 9.77
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,246      1,359      1,568      1,624        390
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $17.56     $15.89     $14.06     $10.07     $14.57
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        365        358        402        428        497
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $17.20     $15.60     $13.85     $ 9.94     $14.41
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,163      1,361      1,510      1,604      1,800
-------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                      --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $20.63     $20.27     $18.55     $14.30     $17.36
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,488      1,843      2,009      2,129      2,223
-------------------------------------------------------------------------------------------------------------------
EQ/BLACK ROCK INTERNATIONAL VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $18.80     $17.16     $14.27     $11.27         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        814        779        839        956         --
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                               2010       2009        2008        2007        2006
---------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $  5.96     $  5.21     $  4.73     $  7.06     $  6.89
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         235         250         364         346         380
---------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $  7.92     $  7.12     $  5.51     $ 10.17     $  9.18
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           5           6          11          12           6
---------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 12.09     $ 10.83     $  8.21     $ 13.94     $ 13.37
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          42          46          41          58          38
---------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 11.84     $ 10.34     $  7.96     $ 13.34     $ 13.28
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         645         745         860       1,117       1,048
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX -- CLASS A
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $243.35     $211.93     $166.65     $299.23     $291.81
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         125         141         164         203         380
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $234.81     $205.00     $161.61     $290.90     $284.40
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         200         228         259         311         266
---------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 14.21     $ 13.59     $ 13.39     $ 14.87     $ 14.59
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         371         414         439         623         630
---------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $  9.69     $  8.77     $  6.69     $ 11.13     $ 10.85
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         164         172         130         105          19
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 27.81     $ 24.60     $ 19.77     $ 31.91     $ 30.76
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         368         416         454         521         624
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 15.91     $ 13.97     $ 11.05     $ 18.73     $ 16.61
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         409         513         630         710         770
---------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 10.07     $  9.16     $  7.10     $ 10.53     $ 10.44
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             320         356         374         357          78
---------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $  8.24     $  7.55     $  5.94     $  9.53          --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                              98         103          98          62          --
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 12.69     $ 11.71     $ 10.16     $ 11.93     $ 11.67
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          79          74          66          70         198
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 38.75     $ 29.56     $ 21.14     $ 30.84     $ 28.54
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         173         152         142         151          94
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                               2005        2004        2003       2002        2001
---------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $  6.01     $  5.73          --          --          --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         367          50          --          --          --
---------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $  8.82     $  8.21     $  8.01     $  6.34     $  8.72
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          12          19          10           3          --
---------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 12.60     $ 12.12     $ 11.62     $  9.48          --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          28          15          14          11          --
---------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 11.99     $ 11.44     $ 10.43     $  8.02     $ 10.78
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)       1,232       1,468       1,625       1,727          80
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX -- CLASS A
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $266.03     $257.37     $227.59     $153.56     $232.44
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         322         407         498         560         748
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $259.92     $252.09     $223.47     $151.16     $229.38
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         458         552         639         698         875
---------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 14.19     $ 14.04     $ 13.64     $ 13.35          --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         688         621         618         623          --
---------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 27.04     $ 26.20     $ 24.04     $ 19.03     $ 24.80
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         717         858         994       1,017       1,094
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 15.37     $ 14.05     $ 12.86     $  9.92     $ 11.35
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         736         693         778         439          29
---------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 10.52          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         132          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 24.30     $ 23.56          --          --          --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          71          20          --          --          --
---------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                               2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $12.01     $11.43     $11.34     $10.77     $ 9.97
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        244        234        280         98         55
-------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $18.58     $16.86     $11.37     $26.97     $19.21
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        591        804        864        960      1,021
-------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $21.79     $21.10     $21.79     $21.22     $20.04
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        108        127        204        205        469
-------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $21.06     $20.44     $21.16     $20.66     $19.56
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        252        279        337        361        238
-------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.23     $12.25     $ 9.16     $16.80     $14.75
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        200        223        210        209        238
-------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $14.95     $13.16     $ 9.70     $16.43     $14.30
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        229        147        119        133         42
-------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.83     $12.46     $ 9.53     $16.00     $16.39
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        375        419        463        557        654
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 9.64     $ 8.54     $ 6.83     $11.04     $10.75
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         45         45         62         50         85
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 7.78     $ 6.79     $ 5.04     $ 8.00     $ 7.10
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        472        532        558        674        995
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $16.19     $14.31     $10.74     $17.59     $15.39
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        614        689        824        954      1,056
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 5.97     $ 5.27     $ 4.47     $10.45     $11.24
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         69         85         65         70         54
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 6.79     $ 6.08     $ 5.10     $ 9.06         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      2,235      2,585      3,136      4,100         --
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 6.72     $ 6.03     $ 9.66     $ 9.05     $18.28
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      4,205      4,834      5,660      7,094      1,987
-------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.69     $ 9.21     $ 7.89     $12.58     $12.30
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         42         37         36         41         56
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                              2005       2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 9.75         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          5         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $14.18     $10.80     $ 8.84     $ 5.73     $ 6.16
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,010        876        859        894        812
-------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $19.61     $19.55     $19.35     $19.12     $17.76
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        293        354        460      1,043        641
-------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $19.19     $19.17     $19.03     $18.85     $17.56
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        563        766        998      1,296      1,054
-------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $12.51     $10.81     $ 9.62     $ 7.34         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        233        209        144         56         --
-------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.51         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         12         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.77     $13.40     $12.23     $ 9.76     $12.19
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        747        946      1,120      1,280      1,543
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 9.63     $ 9.09     $ 8.25     $ 6.84     $ 8.76
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        103         98        107         99         84
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 7.22     $ 6.36     $ 5.93     $ 4.87     $ 7.16
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,173      1,269      1,663      1,968      2,839
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $14.44     $13.40     $12.04     $ 9.42     $14.51
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,226      1,570      1,952      2,239      3,104
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.65         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          7         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                      --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $15.23     $14.61     $13.03     $10.24     $12.00
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      2,290      2,543      2,775      2,810      2,882
-------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.61         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         18         --         --         --         --
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                               2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $12.29     $10.91     $ 8.79     $12.89     $11.78
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         91         93         72         26         10
-------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.67     $ 9.39     $ 6.97     $13.91     $13.03
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        347        381        466        520        620
-------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $16.91     $13.97     $10.40     $17.41     $17.90
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        882      1,031      1,051      1,257      1,559
-------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $32.62     $32.97     $33.25     $32.86     $31.67
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        201        241        335        259        433
-------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $31.61     $31.97     $32.35     $32.05     $30.96
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        416        508        627        361        262
-------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 5.42     $ 5.07     $ 3.95     $ 5.96     $ 4.99
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        260        294        305         81         50
-------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $17.12     $13.09     $ 8.43     $16.19     $13.38
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        335        214        162        135         48
-------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 9.02     $ 8.15     $ 6.59     $10.77     $10.72
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         83        104        107        138         21
-------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.60     $ 9.31     $ 6.79     $11.60     $11.10
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         95         74         43         30          9
-------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.98     $11.02     $10.32     $10.88     $ 9.87
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        702        735        566        272        195
-------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $17.69     $16.84     $16.06     $17.39     $16.83
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        176        213        157        170        227
-------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $17.10     $13.75     $11.03     $16.94     $17.46
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        207        235        241        265        341
-------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $16.83     $14.63     $10.38     $18.16     $17.14
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         94        110         83         99         14
-------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 8.72     $ 8.17     $ 6.35     $10.86     $10.76
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         77         84         91         94         20
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                              2005       2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.58         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          8         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.81     $11.24     $ 9.80     $ 6.90     $ 8.56
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        750        697        677        427        292
-------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $16.10     $14.63     $12.56     $ 9.53     $11.31
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,833      2,058      2,302      2,470      2,317
-------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $30.59     $30.08     $30.12     $30.22     $30.12
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        238        344        444        863        954
-------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $29.98     $29.55     $29.66     $29.84     $29.82
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        400        566        711      1,022        965
-------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 4.68     $ 4.49         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         54         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $12.39         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         30         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                      --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                      --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 9.95         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        161         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $16.40     $16.26     $15.86     $15.49         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        287        275        292        240         --
-------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $15.00     $14.56     $12.51     $ 8.68     $11.10
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        383        499        427        297        320
-------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $18.06     $17.57         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         12         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                      --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                               2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 5.51     $ 4.93     $ 3.77     $ 6.35     $ 6.35
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         48         53         66         86        146
-------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.39     $ 9.12     $ 7.19     $11.53     $11.96
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         47         72         84         93        157
-------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.48     $ 9.90     $ 7.14     $ 9.98     $ 9.07
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        193        131         91        113        121
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $59.03     $50.65     $37.23     $70.46     $63.84
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        138        151        154        186        197
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $56.97     $49.00     $36.11     $68.51     $62.23
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        147        149        132        159        227
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.89     $13.23     $12.36     $12.20     $11.62
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        493        407        354        379        416
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.47     $12.74     $ 9.92     $19.02     $17.11
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        169        200        236        260        315
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.16     $10.12     $ 7.73     $12.93     $12.46
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         43         50         56         65         82
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $12.48     $11.16     $ 9.19     $14.86     $14.50
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        148        172        247        319        302
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.97     $ 9.55     $ 6.81     $12.21     $11.04
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        216        230        256        302        284
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $15.52     $12.57     $ 8.81     $13.91     $14.06
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        150        179        200        208        325
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $30.88     $29.22     $26.89     $35.48     $34.71
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         58         48         59         76        378
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $29.79     $28.26     $26.08     $34.49     $33.83
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        229        244        262        326         93
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 8.80     $ 6.97     $ 5.24     $ 9.16     $ 8.94
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         93        127        142        196        101
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                              2005       2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 5.63     $ 5.23         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        117         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.44         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        129         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 8.66     $ 8.43     $ 7.97     $ 5.83     $ 7.76
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        149        225        198         84         52
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $61.29     $57.16     $51.45     $37.75     $53.56
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        270        320        387        453        576
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $59.89     $55.99     $50.53     $37.17     $52.87
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        234        272        297        327        399
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.33     $11.26     $10.97     $10.69         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        490        551        570        493         --
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.81     $12.11     $10.39     $ 7.82         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        260        243        212        129         --
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.09     $10.52     $ 9.70     $ 7.66         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        131        131        133         88         --
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $12.30     $11.61     $10.27     $ 7.92         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        296        259        232        205         --
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.19     $ 9.51     $ 8.61     $ 6.21         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        324        333        384        214         --
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $12.40     $11.69     $10.26     $ 7.38         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        332        447        402        250         --
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $31.86     $31.20     $28.97     $23.85     $24.80
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        110        132        131         93        104
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $31.13     $30.56     $28.44     $23.48     $24.47
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        449        548        583        592        707
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 8.20     $ 7.72         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         70         13         --         --         --
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                               2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $16.86     $13.70     $10.96     $17.85     $20.03
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        134        164        208        279        399
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.93     $10.25     $ 6.54     $12.51     $10.71
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        214        244        237        274        316
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                              2005       2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $17.45     $16.86     $14.57     $10.73       --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        485        526        495        384       --
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.09     $ 9.18     $ 8.84     $ 5.67       --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        382        537        207         44       --
-------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.20%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



------------------------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------------------------------
                                          2010     2009     2008     2007     2006     2005     2004      2003    2002    2001
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $11.71   $10.48   $ 8.33   $13.87   $13.22   $11.35   $10.63       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      3,530    3,887    3,515    3,160    1,827    1,271      728       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $11.59   $10.93   $10.08   $11.46   $10.96   $10.43   $10.31       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      4,403    4,898    4,014    1,472    1,143      397      373       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $11.53   $10.70   $ 9.47   $11.89   $11.41   $10.62   $10.41       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      3,479    3,293    2,920    2,173    1,249      849      695       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $50.54   $46.54   $40.26   $53.95   $51.39   $47.15   $45.53   $42.39   $36.01       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      3,855    4,129    4,257    4,308    4,475    4,798    5,029    4,208    1,221       --
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $11.94   $10.84   $ 8.99   $13.34   $12.70   $11.22   $10.65       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     11,126   11,520   11,250   10,734    8,825    5,795    3,138       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $13.16   $12.66   $10.08   $20.70   $18.75   $15.37   $13.49   $11.55   $ 8.65       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      3,362    3,842    4,586    5,414    5,626    5,792    5,816    5,125    1,285       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $20.51   $15.58   $11.62   $21.26   $18.44   $17.12   $15.54   $13.80   $ 9.91   $14.38
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      1,894    2,049    2,429    2,805    3,494    3,815    4,124    4,091    1,279      105
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $10.00   $ 8.15   $ 6.43   $ 9.77   $10.83       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        323      341      431      171       78       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $21.96   $19.79   $15.38   $24.53   $24.54   $20.54   $20.19   $18.49   $14.26       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      3,324    3,557    3,698    4,290    4,984    5,635    6,364    5,670    1,591       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $19.21   $18.33   $14.25   $25.30   $23.24   $18.71   $17.09   $14.22   $11.24   $13.65
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      2,817    3,102    3,321    4,143    4,607    4,933    4,781    4,396    1,445      154
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $ 5.92   $ 5.18   $ 4.70   $ 7.03   $ 6.86   $ 5.99   $ 5.71       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      1,394    1,513    1,732    1,373    1,698    1,681      216       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $ 7.88   $ 7.09   $ 5.48   $10.13   $ 9.14   $ 8.79   $ 8.18   $ 8.00   $ 6.33   $ 8.70
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        388      416      470      554      625      723      782      744      182       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $12.01   $10.76   $ 8.16   $13.87   $13.31   $12.54   $12.08   $11.58   $ 9.46   $13.00
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      1,381    1,557    1,900    1,946    1,982    2,062    2,149    2,153      710      193
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------------------------------
                                        2010     2009     2008     2007     2006     2005     2004      2003    2002    2001
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 11.77  $ 10.29  $  7.92  $ 13.28  $ 13.23  $ 11.95  $ 11.40  $ 10.41  $  8.01  $ 10.76
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     9,703   11,050   12,691   15,162    6,465    7,166    8,080    7,741    2,252       17
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $230.69  $201.51  $158.94  $286.24  $279.98  $256.01  $248.43  $220.33  $149.11  $226.39
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       264      301      330      392      463      545      613      548      222      154
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 14.12  $ 13.51  $ 13.31  $ 14.80  $ 14.53  $ 14.13  $ 13.99  $ 13.60  $ 13.32  $ 12.30
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     6,327    7,161    7,625   10,033   10,809   11,494   11,977   11,974    3,674      280
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $  9.67  $  8.76  $  6.68  $ 11.12  $ 10.85       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     1,155    1,352    1,290      963      302       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 27.58  $ 24.40  $ 19.62  $ 31.69  $ 30.56  $ 26.88  $ 26.06  $ 23.92  $ 18.94  $ 24.71
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     4,445    4,963    5,596    6,323    7,331    8,383    9,053    8,439    2,393       71
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 15.84  $ 13.91  $ 11.01  $ 18.67  $ 16.57  $ 15.34  $ 14.02  $ 12.84  $  9.91  $ 11.35
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     6,973    8,286    9,776   11,637   13,414   14,341   14,238   13,403    2,875        2
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 10.05  $  9.14  $  7.09  $ 10.52  $ 10.43       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     1,752    2,199    2,264    2,628      664       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $  8.22  $  7.54  $  5.94  $  9.52       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     1,052    1,026      757      863       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 12.66  $ 11.68  $ 10.14  $ 11.91  $ 11.66  $ 10.51       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       480      338      307      362      321       81       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 38.31  $ 29.24  $ 20.92  $ 30.54  $ 28.28  $ 24.09  $ 23.37       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       930      996      932      909      341      297       62       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 11.98  $ 11.41  $ 11.32  $ 10.76  $  9.97  $  9.75       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     1,532    1,509    1,734    1,003      493       38       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 18.45  $ 16.76  $ 11.30  $ 26.83  $ 19.12  $ 14.12  $ 10.76  $  8.81  $  5.72  $  6.15
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     2,647    3,162    3,004    3,820    4,088    4,095    3,531   27,090      737       43
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 20.85  $ 20.25  $ 20.97  $ 20.49  $ 19.41  $ 19.05  $ 19.04  $ 18.91  $ 18.73       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     1,698    2,027    2,492    2,914    3,131    3,491    4,043    4,619    1,850       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 13.15  $ 12.18  $  9.11  $ 16.73  $ 14.69  $ 12.47  $ 10.78  $  9.60  $  7.33  $  8.73
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     4,597    4,895    5,199    5,905    6,892    7,621    8,017    6,516    1,628       26
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------------------------------
                                        2010     2009     2008     2007     2006     2005     2004      2003    2002    2001
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $14.90   $13.12   $ 9.68   $16.40   $14.29   $11.51       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,054      939      688      594      240       40       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $13.74   $12.38   $ 9.47   $15.91   $16.31   $13.71   $13.35   $12.19   $ 9.73   $12.16
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,724    1,918    2,221    2,625    3,079    3,795    3,942    3,680    1,342      324
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 9.58   $ 8.50   $ 6.80   $10.99   $10.71   $ 9.60   $ 9.06   $ 8.23   $ 6.83   $ 8.75
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,909    2,214    2,449    2,815    3,293    3,821    4,211    4,026      993       77
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 7.73   $ 6.75   $ 5.02   $ 7.96   $ 7.07   $ 7.20   $ 6.34   $ 5.92   $ 4.86   $ 7.15
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    3,063    3,809    3,977    4,750    5,507    5,789    6,068    5,986    2,292       89
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $16.08   $14.22   $10.67   $17.49   $15.31   $14.38   $13.35   $12.00   $ 9.39   $14.47
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      953    1,109    1,206    1,461    1,300    1,516    1,558    1,506      496      147
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 5.95   $ 5.26   $ 4.47   $10.44   $11.24   $10.64       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      463      382      320      528      605       93       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $12.73   $11.43   $ 9.61   $17.16   $18.20   $15.17   $14.56   $12.99   $10.22   $11.97
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   11,451   13,118   14,916   18,463   13,475   14,461   15,533   14,531    4,578      114
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $10.66   $ 9.18   $ 7.87   $12.56   $12.29   $10.61       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      389      306      322      319      438       94       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $12.26   $10.88   $ 8.78   $12.87   $11.77   $10.57       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      577      532      357      140      117       54       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $11.61   $ 9.35   $ 6.94   $13.86   $12.98   $11.78   $11.21   $ 9.78   $ 6.89   $ 8.56
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    6,242    7,234    8,228    9,544   11,305   12,783   13,609   12,491    2,799       19
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $16.79   $13.88   $10.34   $17.32   $17.81   $16.03   $14.57   $12.51   $ 9.51   $11.28
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    4,716    5,762    5,211    6,623    8,423    8,724    9,029    8,508    3,161       37
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $31.14   $31.51   $31.90   $31.62   $30.57   $29.61   $29.20   $29.33   $29.52   $29.51
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,161    1,674    2,708    1,791    1,365    1,411    1,417    1,972    1,554      256
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 5.39   $ 5.04   $ 3.93   $ 5.93   $ 4.97   $ 4.66   $ 4.47       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,575    1,701    1,807      871      143      137       13       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $17.07   $13.06   $ 8.42   $16.17   $13.37   $12.39       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,445    1,227      971      936      320      133       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------------------------------
                                        2010     2009     2008     2007     2006     2005     2004      2003    2002    2001
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 9.00   $ 8.14   $ 6.58   $10.76   $10.71       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      673      848      922      999      372       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $10.58   $ 9.29   $ 6.79   $11.59   $11.10       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      868      496      328      315      135       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $10.95   $10.99   $10.30   $10.86   $ 9.86   $ 9.94       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    3,480    4,278    3,734    1,641    1,522    1,269       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $17.53   $16.70   $15.94   $17.26   $16.71   $16.29   $16.17   $15.77   $15.42       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,529    2,934    2,700    3,276    3,669    4,057    4,383    4,326    1,432       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $16.99   $13.67   $10.97   $16.85   $17.38   $14.94   $14.50   $12.48   $ 8.66   $11.07
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,150    2,399    2,545    2,937    3,525    3,854    4,174    3,847    1,053       23
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $16.64   $14.47   $10.27   $17.99   $16.98   $17.90   $17.42       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,468    1,513    1,438    1,687       96       88       19       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 8.70   $ 8.15   $ 6.35   $10.86   $10.76       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      468      503      561      775      237       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 5.48   $ 4.90   $ 3.75   $ 6.32   $ 6.33   $ 5.61   $ 5.21       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      281      340      283      498      473      215       12       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $10.36   $ 9.10   $ 7.17   $11.51   $11.95   $10.44       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      446      361      493      559      811      393       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $11.41   $ 9.85   $ 7.10   $ 9.93   $ 9.03   $ 8.63   $ 8.40   $ 7.95   $ 5.82       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,554    2,394    1,933    1,978    2,218    2,770    3,237    2,600      551       --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $56.25   $48.41   $35.69   $67.76   $61.57   $59.29   $55.46   $50.07   $36.85   $52.44
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,032      665      162      185      238      264      269      265      161      153
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $13.83   $13.18   $12.32   $12.17   $11.59   $11.30   $11.24   $10.96   $10.69       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    7,381    7,850    8,401    9,376   10,117   11,139   12,384   12,153    4,285       --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $13.41   $12.69   $ 9.89   $18.96   $17.07   $13.79   $12.09   $10.38   $ 7.82       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,387    2,645    2,888    3,283    3,610    3,367    3,660    3,008      923       --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $11.11   $10.08   $ 7.70   $12.89   $12.42   $11.07   $10.50   $ 9.69   $ 7.65       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,524    1,573    1,747    2,196    2,469    2,709    2,980    2,952    1,004       --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------------------------------
                                        2010     2009     2008     2007     2006     2005     2004      2003    2002    2001
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $12.42   $11.11   $ 9.15   $14.81   $14.47   $12.27   $11.60   $10.26   $ 7.92       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,921    3,376    4,173    4,869    5,608    6,137    6,199    5,210    1,722       --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $11.92   $ 9.51   $ 6.79   $12.18   $11.01   $10.17   $ 9.50   $ 8.60   $ 6.21       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    3,508    4,099    4,628    5,331    6,249    7,050    8,108    7,657    2,602       --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $15.45   $12.52   $ 8.78   $13.87   $14.03   $12.38   $11.67   $10.25   $ 7.38       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,764    3,037    3,405    4,059    4,691    5,098    5,827    5,443    1,889       --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $29.43   $27.94   $25.79   $34.12   $33.49   $30.83   $30.28   $28.20   $23.29   $24.29
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,148    2,255    2,545    3,358    3,901    4,366    4,900    4,511      903      221
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 8.74   $ 6.93   $ 5.21   $ 9.12   $ 8.90   $ 8.17   $ 7.70       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      638      736      728      884      680      554       19       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $16.75   $13.62   $10.90   $17.76   $19.94   $17.38   $16.80   $14.55   $10.70   $12.57
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    3,404    3,946    4,558    5,608    6,898    7,963    8,796    8,124    2,322      111
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $11.87   $10.21   $ 6.52   $12.47   $10.68   $10.07   $ 9.16   $ 8.83   $ 5.67       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,987    2,254    2,156    2,575    2,567    2,975    3,498    1,530      306       --
------------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.58     $10.38     $ 8.27     $13.79     $13.16
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          748        815        844        603        595
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,466      1,542      1,566      1,649      1,595
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.47     $10.84     $10.00     $11.39     $10.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,316      1,165        780        434        343
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,720      2,398      2,542      1,016        438
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.41     $10.61     $ 9.40     $11.82     $11.36
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,003        862        798        636        456
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,201      1,190      1,565        974        946
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $48.66     $44.88     $38.88     $52.19     $49.78
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,688      1,783      1,952      2,239      2,505
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,183      1,234      1,346      1,500      1,399
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.82     $10.74     $ 8.93     $13.27     $12.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        3,183      3,362      3,168      2,958      1,913
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,151      5,278      5,241      6,731      6,975
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.84     $12.38     $ 9.87     $20.30     $18.42
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,762      1,967      2,218      2,628      3,112
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,145      1,319      1,498      1,872      2,019
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $20.09     $15.28     $11.42     $20.92     $18.17
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          635        674        781        916      1,201
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,663      1,789      2,048      2,476      3,532
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.94     $ 8.11     $ 6.41     $ 9.75     $10.82
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           62         66         86         33          8
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           88         99        170         47         14
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $21.50     $19.41     $15.11     $24.14     $24.18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,217      1,356      1,458      1,752      2,213
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,428      1,562      1,799      2,291      2,960
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.82     $17.99     $14.00     $24.89     $22.90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          682        750        848      1,077      1,280
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,272      3,639      4,114      4,966      6,421
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.32     $10.62         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          286         51         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,278        688         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.40     $10.29         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          285        131         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          492        237         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.59     $10.39         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          367        150         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          948        426         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $45.74     $44.24     $41.25     $35.10     $40.77
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,919      3,361      3,674      3,926      2,511
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,314      1,132        732        407        289
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.19     $10.63         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          711        256         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,170      1,617         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.12     $13.29     $11.40     $ 8.55     $ 9.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        3,477      3,816      4,111      3,907        737
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,553      2,475      2,639        208         --
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.90     $15.36     $13.66     $ 9.83     $14.28
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,468      1,733      2,001      2,020      2,115
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,499      5,465      6,324      6,943      8,170
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $20.27     $19.96     $18.30     $14.14     $17.20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,721      3,230      3,348      3,538      3,681
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,782      4,699      4,955      5,160      5,603
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.47     $16.89     $14.08     $11.14     $13.55
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,346      1,244      1,181      1,196         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,759      9,124     10,329     12,054     14,032
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.82    $  5.10    $  4.63    $  6.93    $  6.78
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           412        454        533        588        886
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           325        352        413        535        720
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  7.74    $  6.98    $  5.40    $ 10.00    $  9.04
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            19         31         30         44         46
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            91        113        132        126        157
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.76    $ 10.56    $  8.02    $ 13.64    $ 13.11
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            83         92         90         85         74
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         3,348      3,755      4,337      5,042      6,381
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.56    $ 10.12    $  7.80    $ 13.11    $ 13.08
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,230      1,405      1,644      2,094      1,987
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         7,037      7,935      8,941     10,718     10,352
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $218.78    $191.39    $151.18    $272.69    $267.14
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           336        384        430        529        687
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           428        486        555        670        876
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.84    $ 13.26    $ 13.09    $ 14.57    $ 14.33
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           629        699        758      1,111      1,273
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         3,265      3,654      4,114      5,253      6,838
-------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.61    $  8.71    $  6.66    $ 11.10    $ 10.85
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           143        171        211        168         49
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           367        397        374        369         94
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 26.88    $ 23.82    $ 19.19    $ 31.03    $ 29.97
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,137      1,262      1,388      1,714      2,138
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,893      3,275      3,764      4,648      6,213
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.61    $ 13.73    $ 10.89    $ 18.49    $ 16.44
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           841        976      1,203      1,298      1,541
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           952      1,079      1,313      1,429      1,821
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.99    $  9.10    $  7.06    $ 10.50    $ 10.43
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           474        537        578        609        222
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           457        550        474        444        141
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005       2004       2003       2002       2001
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.92    $  5.66         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           767         87         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           983        345         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  8.71    $  8.12    $  7.94    $  6.29    $  8.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            54         55         39         29         10
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           557        258        189         89          6
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.38    $ 11.94    $ 11.46    $  9.38    $ 12.90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            45         19         20         13         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         8,004      9,529     11,360     13,307     16,512
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.83    $ 11.30    $ 10.33    $  7.97    $ 10.72
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         2,382      2,835      3,037      3,265        231
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        13,004     15,697     17,536     18,971      2,208
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $244.64    $237.75    $211.19    $143.14    $217.65
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           900      1,044      1,145      1,240      1,555
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,138      1,384      1,588      1,770      2,160
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.96    $ 13.84    $ 13.48    $ 13.22    $ 12.23
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,222      1,021        985        903         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         8,972     10,774     12,484     14,961     14,916
-------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 26.40    $ 25.63    $ 23.57    $ 18.69    $ 24.41
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         2,703      3,163      3,443      3,683      4,413
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         8,100      9,685     10,779     11,356     12,941
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.24    $ 13.95    $ 12.80    $  9.89    $ 11.34
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,644      1,467      1,522        767         14
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,123      2,102      2,058      1,041        155
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.18     $ 7.51     $ 5.92     $ 9.52         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          269        261        282        245         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          548        558        619        308         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.55     $11.60     $10.08     $11.86     $11.63
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          154        137        137        178        114
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          167         84         66         77         74
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $37.03     $28.30     $20.28     $29.65     $27.50
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          281        280        264        267        191
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          289        281        295        311        141
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.97     $11.41     $11.34     $10.80     $10.02
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          367        384        417        225        104
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          523        463        499        227        125
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.08     $16.45     $11.11     $26.41     $18.85
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,142      1,252      1,341      1,728      1,993
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,401      1,671      1,671      2,238      2,967
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $20.23     $19.68     $20.41     $19.97     $18.95
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          565        690        860      1,014      1,287
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          416        524        571        579        773
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.92     $11.99     $ 8.98     $16.51     $14.52
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          357        414        429        388        502
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,473      1,671      1,946      2,344      3,119
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.78     $13.03     $ 9.63     $16.34     $14.25
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          227        223        179        138         82
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          211        214        191        264         78
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.45     $12.14     $ 9.30     $15.66     $16.07
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          505        544        624        769        978
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,077      5,750      6,572      8,143     10,415
-------------------------------------------------------------------------------------------------------------------------
EQ LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.41     $ 8.35     $ 6.69     $10.84     $10.58
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          192        218        255        332        411
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,380      1,599      1,960      2,567      3,675
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.50         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           54         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           17         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $23.46     $22.79         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          183         31         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          170         72         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.82         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            8         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           16         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.94     $10.64     $ 8.72     $ 5.67     $ 6.11
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,131      1,948      1,871      1,807      1,765
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,667      3,845      4,287      3,992      4,501
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.62     $18.65     $18.54     $18.40     $17.18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,772      2,322      2,993      4,099      3,288
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,100      1,348      1,651      1,739         --
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.35     $10.68     $ 9.53     $ 7.29     $ 8.69
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          525        425        279        133         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,695      4,078      3,761      3,093      3,210
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.50         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           31         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           28         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.53     $13.20     $12.07     $ 9.64     $12.08
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,142      1,375      1,530      1,663      1,936
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       13,350     16,352     18,895     21,846     25,574
-------------------------------------------------------------------------------------------------------------------------
EQ LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.49     $ 8.98     $ 8.17     $ 6.79     $ 8.71
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          551        635        715        776        948
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,802      5,835      6,684      6,910      8,228
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.60     $ 6.64     $ 4.94     $ 7.86     $ 6.99
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,261      2,596      2,797      3,381      4,248
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,016      3,463      4,108      4,849      6,383
-------------------------------------------------------------------------------------------------------------------------
EQ LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.75     $13.95     $10.49     $17.21     $15.09
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,494      1,678      1,885      2,262      2,809
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,743      3,051      3,436      4,084      5,280
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.99     $ 5.30     $ 4.51     $10.56     $11.38
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          225        239        156        159        136
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          137        136        147        156        182
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.48     $11.22     $ 9.45     $16.90     $17.95
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        4,243      4,867      5,687      7,503      2,657
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,217      3,670      4,274      5,583      6,430
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.57     $ 9.12     $ 7.83     $12.51     $12.25
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          109         82         75         87        119
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          206        205        211        356        490
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.15     $10.81     $ 8.73     $12.82     $11.74
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          125         95         75         48         49
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          274        265        202         86         80
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.43     $ 9.22     $ 6.86     $13.70     $12.86
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          687        808        935      1,100      1,330
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          740        861      1,046      1,295      1,862
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.45     $13.61     $10.16     $17.04     $17.55
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          948      1,067      1,128      1,472      1,921
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          732        838        780      1,031      1,465
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $29.78     $30.18     $30.60     $30.37     $29.41
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          571        813      1,288        949      1,040
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,398      1,654      2,696      2,271      2,410
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.29     $ 4.96     $ 3.87     $ 5.85     $ 4.91
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          414        545        637        270        136
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          431        460        617        441         28
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.13     $ 6.28     $ 5.88     $ 4.84     $ 7.12
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        5,346      6,276      7,382      8,409     10,884
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        8,379      9,271     10,777     12,339     15,780
-------------------------------------------------------------------------------------------------------------------------
EQ LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.19     $13.19     $11.88     $ 9.31     $14.37
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        3,663      4,453      5,082      5,638      7,229
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        6,697      8,228      9,491     10,806     13,726
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.80         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           28         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           41         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.99     $14.41     $12.88     $10.14     $11.90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        3,058      3,317      3,362      3,350      2,847
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        8,002      9,491     10,036     10,473     10,569
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.60         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           26         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           93         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.56         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           25         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           74         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.69     $11.14     $ 9.73     $ 6.87     $ 8.54
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,652      1,605      1,435        951        493
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,752      2,883      2,874      2,717      2,307
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.82     $14.40     $12.39     $ 9.42     $11.20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,356      2,500      2,709      2,863      2,091
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,388      2,481      2,639      3,169      2,256
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $28.53     $28.18     $28.34     $28.57     $28.61
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,076      1,221      1,537      2,299      2,501
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,619      2,938      3,834      5,633      6,273
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 4.61     $ 4.43         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          143          3         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           47         20         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.92     $12.97     $ 8.37     $16.10     $13.34
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          332        311        208        175         74
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          512        470        294        336        109
-------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.94     $ 8.09     $ 6.56     $10.74     $10.71
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          164        191        210        225         50
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          146        173        193        210         92
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.51     $ 9.25     $ 6.76     $11.57     $11.09
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          162        123         70         80          8
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          241        187        102        146         34
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.85     $10.91     $10.24     $10.82     $ 9.84
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,111      1,232        991        393        330
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,624      1,795      1,173        444        431
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.08     $16.29     $15.57     $16.89     $16.38
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          306        328        223        293        353
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          392        425        324        436        459
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.66     $13.42     $10.79     $16.60     $17.14
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          480        536        558        662        793
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          744        864        995      1,203      1,660
-------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.08     $14.01     $ 9.96     $17.46     $16.51
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          184        171        128        173         45
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          404        419        369        415        145
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.64     $ 8.11     $ 6.32     $10.83     $10.76
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          106        121        113        136         61
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          172        165        189        228         98
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.38     $ 4.82     $ 3.69     $ 6.24     $ 6.25
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           97        150        152        214        193
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           77         80        108        129        177
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.27     $ 9.04     $ 7.13     $11.47     $11.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          116        128        159        159        251
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          196        202        244        298        350
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.37         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           68         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           49         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.93         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          253         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          308         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.99     $15.89     $15.53     $15.20         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          490        460        434        430         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          574        603        631        552         --
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.76     $14.35     $12.36     $ 8.59     $11.01
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          914      1,073      1,030        859        899
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,139      2,622      3,320      2,817      3,131
-------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.43     $16.99         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           46         10         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          160         17         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.55     $ 5.16         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          114         14         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          169         41         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.43         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          156         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          250         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.21     $ 9.68     $ 7.00     $ 9.80     $ 8.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          314        306        199        239        292
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          473        407        309        351        275
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $54.16     $46.68     $34.47     $65.53     $59.65
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          192        181        139        170        220
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          327        317        305        364        467
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.64     $13.02     $12.19     $12.06     $11.50
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          813        774        699        685        797
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          813        834        705        622        738
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.23     $12.53     $ 9.78     $18.79     $16.94
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          280        332        400        453        524
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          392        439        528        652        762
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.96     $ 9.96     $ 7.62     $12.77     $12.33
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           89        109        118        154        160
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          153        166        192        233        294
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.25     $10.98     $ 9.06     $14.68     $14.36
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          275        323        404        440        512
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          334        384        478        700      1,027
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.76     $ 9.39     $ 6.72     $12.07     $10.93
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          245        277        314        387        519
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          323        367        426        492        721
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.24     $12.37     $ 8.68     $13.75     $13.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          252        288        333        339        535
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          334        352        410        587        779
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $28.38     $26.98     $24.94     $33.05     $32.49
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          488        490        540        727        911
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,017      1,101      1,227      1,569      2,099
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.58     $ 6.82     $ 5.14     $ 8.99     $ 8.79
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          226        279        293        412        286
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          327        366        306        347        259
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.54     $ 8.33     $ 7.89     $ 5.79     $ 7.72
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          365        431        286        184        161
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          431        573        552        243        140
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $57.52     $53.88     $48.73     $35.92     $51.19
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          284        334        375        404        513
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          585        710        812        899      1,101
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.24     $11.19     $10.92     $10.67         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,030      1,247      1,242      1,119         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          919      1,011      1,187      1,217         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.70     $12.03     $10.34     $ 7.81         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          462        456        377        183         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          657        704        494        118         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.00     $10.45     $ 9.66     $ 7.64         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          181        201        230        166         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          268        253        248        169         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.20     $11.54     $10.23     $ 7.91         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          544        503        429        344         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,404      1,102        698        384         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.11     $ 9.45     $ 8.58     $ 6.20         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          629        806        761        429         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          863      1,078      1,104        369         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.30     $11.62     $10.22     $ 7.37         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          605        904        765        486         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          911      1,203        820        388         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $29.95     $29.46     $27.48     $22.73     $23.74
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,125      1,318      1,384      1,316      1,516
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,710      3,408      3,959      3,827      4,307
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.09     $ 7.63         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          189         68         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          287         29         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.42     $13.37     $10.72     $17.49     $19.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          276        327        392        554        761
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,650      1,914      2,179      2,770      3,861
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.71     $10.08     $ 6.45     $12.36     $10.60
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          430        469        444        513        609
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          551        657        537        647        737
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.17     $16.63     $14.39     $10.62     $12.50
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          919        986        840        665         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,204      6,654      7,289      7,825      7,755
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.01     $ 9.12     $ 8.81     $ 5.66         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          854      1,028        278         44         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,024      1,493        571        264         --
-------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.42   $ 10.26     $  8.19    $13.68     $13.09
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           715       734         667       566        265
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        44,516    47,988      44,143    31,080      6,793
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.31   $ 10.71     $  9.90    $11.30     $10.85
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,265     1,146         992       549        334
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        25,752    25,907      18,171     4,087      1,202
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.25   $ 10.48     $  9.30    $11.73     $11.29
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,057       999         779       627        429
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        20,999    20,920      16,064     7,023      2,537
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 46.26   $ 42.75     $ 37.11    $49.91     $47.71
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,358     1,456       1,572     1,879      2,045
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        22,543    23,023      18,036     9,394      3,387
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.66   $ 10.61     $  8.84    $13.16     $12.57
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         3,447     3,411       3,625     3,240      2,127
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       139,811   147,651     130,940    85,777     22,340
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.44   $ 12.01     $  9.60    $19.79     $17.99
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,710     2,027       2,398     2,956      3,446
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         6,247     6,599       6,749     5,611      1,983
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 19.54   $ 14.90     $ 11.15    $20.47     $17.82
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,213     1,380       1,540     1,874      2,275
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,770     2,587       2,766     2,301      1,922
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.85   $  8.05     $  6.38    $ 9.73     $10.82
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            21        29          69        37         12
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,403     2,073       1,829       936        153
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 20.92   $ 18.92     $ 14.75    $23.62     $23.71
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,061     1,188       1,279     1,597      1,927
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         5,037     4,776       3,421     2,381      1,301
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 18.30   $ 17.53     $ 13.67    $24.36     $22.46
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           605       665         781     1,017      1,158
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         5,532     5,490       5,347     4,881      3,580
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.28     $10.60         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          106         40         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          342        120         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.36     $10.27         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          254        140         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          501        286         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.55     $10.38         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          360        137         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          671        279         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $43.93     $42.57     $39.77     $33.91     $39.47
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,273      2,498      2,668      2,816      1,417
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          762        659        461        279        110
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.15         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          788         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,035         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.79     $13.03     $11.20     $ 8.42     $ 9.51
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        3,745      3,983      4,195      3,915        702
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,000      1,008      1,052        135         --
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.60     $15.12     $13.48     $ 9.71     $14.14
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,668      3,054      3,346      3,468      2,681
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,979      2,313      2,809      3,037      2,971
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $19.92     $19.65     $18.05     $13.98     $17.04
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,336      2,719      2,785      2,900      1,793
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,147      1,430      1,339      1,334      1,071
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.15     $16.63     $13.89     $11.02     $13.42
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,158      1,121      1,114      1,121         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,145      3,356      3,673      4,227      4,268
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.68    $  4.98    $  4.54    $  6.81    $  6.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           350        377        433        479        620
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         6,127      5,308      3,897      2,391      1,207
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  7.57    $  6.83    $  5.30    $  9.83    $  8.91
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            43         41         43         46         52
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           620        641        636        349        147
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.44    $ 10.29    $  7.83    $ 13.35    $ 12.86
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            95        113        120        120         86
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,778      2,912      3,107      3,136      2,540
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.29    $  9.90    $  7.65    $ 12.88    $ 12.87
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           921      1,088      1,315      1,850      1,219
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         5,007      5,543      6,117      7,563      4,914
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $203.81    $178.67    $141.42    $255.59    $250.91
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           180        204        232        289        361
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           467        502        423        392        361
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.48    $ 12.94    $ 12.80    $ 14.28    $ 14.07
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           752        800        782      1,284      1,359
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         9,069      8,565      6,813      8,678      7,950
-------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.52    $  8.65    $  6.63    $ 11.07    $ 10.84
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           199        237        263        156         35
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         5,553      6,031      5,304      3,797        665
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 25.98    $ 23.07    $ 18.62    $ 30.17    $ 29.20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           647        761        812        979      1,200
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         5,014      4,766      4,288      4,204      3,534
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.32    $ 13.50    $ 10.73    $ 18.25    $ 16.26
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           711        866      1,092      1,275      1,408
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         7,854      9,136      9,050      5,863      2,666
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.90    $  9.03    $  7.03    $ 10.47    $ 10.42
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           506        654        619        694        200
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         7,472      8,263      8,326      6,851      1,076
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.84    $  5.59         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           632         71         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           536        306         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  8.60    $  8.03    $  7.87    $  6.25    $  8.63
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            53         30         38         35          3
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            65         88        101         79         19
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.16    $ 11.75         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            60         25         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,470      2,815         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.67    $ 11.18    $ 10.23    $  7.91    $ 10.66
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,450      1,594      1,685      1,728        283
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         5,540      6,418      6,957      7,543      2,052
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $230.23    $224.21    $199.56    $135.53    $206.51
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           422        469        489        510        468
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           370        430        484        521        499
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.73    $ 13.65    $ 13.32    $ 13.09    $ 12.13
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,399      1,172      1,191      1,232         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         8,015      8,979     10,672     12,695      8,943
-------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.77    $ 25.07    $ 23.10    $ 18.36    $ 24.03
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,369      1,508      1,538      1,539      1,082
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         3,726      4,345      4,750      5,020      4,534
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.11    $ 13.86    $ 12.74    $  9.87    $ 11.33
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,386      1,261      1,331        616         32
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,390      1,251      1,338        701         89
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.12     $ 7.47     $ 5.90     $ 9.50         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          227        234        157        104         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       27,864     29,210     27,745     13,483         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.40     $11.49     $10.01     $11.80     $11.59
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          161        130        138        180        116
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,245      1,717      1,577      1,416        425
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $35.38     $27.10     $19.46     $28.50     $26.49
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          297        280        243        223        148
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,112      3,958      3,270      2,211        519
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.76     $11.24     $11.19     $10.68     $ 9.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          446        417        454        169         85
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,515      5,491      5,387      1,997        457
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.60     $16.04     $10.86     $25.86     $18.50
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,057      1,240      1,328      1,520      1,689
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        8,828      9,622      8,369      5,992      2,602
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $19.44     $18.94     $19.69     $19.30     $18.35
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,042      1,203      1,536      1,984      2,414
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,228      2,248      2,058        813        747
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.62     $11.73     $ 8.81     $16.22     $14.30
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          360        418        371        338        355
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        6,351      6,484      4,686      3,598      2,904
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.61     $12.91     $ 9.55     $16.25     $14.20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          211        180        147        113         39
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,917      3,313      2,704      1,865        310
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.09     $11.83     $ 9.09     $15.32     $15.76
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          226        228        279        361        415
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,986      2,758      2,921      3,721      4,048
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.18     $ 8.17     $ 6.56     $10.64     $10.41
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          221        246        276        327        412
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,525      2,683      2,845      3,557      4,130
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.49         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           33         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           11         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $22.64     $22.05         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          129         30         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          111         63         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.74         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            4         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            9         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.71     $10.48     $ 8.61     $ 5.61     $ 6.06
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,667      1,556      1,439      1,441      1,014
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,632      1,515      1,462      1,464      1,482
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.07     $18.13     $18.07     $17.97     $16.81
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,944      3,603      4,546      5,993      2,919
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          873      1,061      1,357      1,226         --
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.18     $10.56     $ 9.44     $ 7.23     $ 8.65
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          366        328        238        100         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,599      2,863      2,832      2,786      2,530
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.48         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            5         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.30     $12.99     $11.90     $ 9.53     $11.97
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          466        509        568        620        398
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,589      5,234      6,009      6,939      6,123
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.36     $ 8.87     $ 8.08     $ 6.73     $ 8.66
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          507        599        642        706        584
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,965      5,788      6,613      7,231      7,160
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.42     $ 6.50     $ 4.85     $ 7.72     $ 6.88
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,989      2,378      2,657      3,164      4,038
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,310      7,663      7,722      7,920      7,569
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.32     $13.60     $10.24     $16.84     $14.80
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          773        887        909      1,065      1,228
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,793      3,016      2,719      2,698      2,090
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.84     $ 5.18     $ 4.42     $10.36     $11.19
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           81         80         64         68         63
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,766      2,425      1,742      1,312        738
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.15     $10.95     $ 9.24     $16.56     $17.62
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        4,413      5,070      5,899      7,968      3,035
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        6,685      7,574      8,454      9,126      5,695
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.45     $ 9.03     $ 7.77     $12.44     $12.21
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           81         52         57         88        124
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,198      1,759      1,303      1,062        501
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.01     $10.71     $ 8.66     $12.75     $11.70
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          115        110         81         35         30
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,449      2,041      1,080        497        138
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.20     $ 9.04     $ 6.74     $13.50     $12.70
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,260      1,483      1,671      2,075      2,486
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,480      7,799      7,091      6,060      4,317
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.00     $13.27     $ 9.92     $16.67     $17.21
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,611      1,891      2,080      2,791      3,415
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,106      8,258      3,049      3,624      3,215
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $28.05     $28.48     $28.93     $28.78     $27.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          661        807      1,454      1,294      1,184
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,790      3,955      5,634      3,506      2,933
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.16     $ 4.85     $ 3.79     $ 5.74     $ 4.83
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          466        577        607        124         62
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,560      6,055      5,847      1,806        155
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.03     $ 6.21     $ 5.82     $ 4.80     $ 7.08
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        4,648      5,347      6,234      6,946      6,887
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        9,117     10,421     11,828     13,521     14,217
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.94     $12.99     $11.72     $ 9.20     $14.23
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,421      1,652      1,886      2,080      2,260
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,422      2,867      3,344      3,796      4,345
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.64         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           20         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          113         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.75     $14.21     $12.72     $10.04     $11.80
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        3,256      3,414      3,447      3,347      1,416
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,091      5,823      6,106      6,520      4,851
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.58         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           16         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           58         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.55         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            5         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           45         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.56     $11.04     $ 9.67     $ 6.84     $ 8.52
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,857      3,046      3,156      2,863      1,550
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,297      4,997      5,343      5,392      4,418
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.54     $14.18     $12.22     $ 9.32     $11.09
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        3,954      4,357      4,738      5,068      2,457
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,279      3,574      3,783      4,067      3,015
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $27.14     $26.87     $27.08     $27.35     $27.44
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,196      1,317      1,572      2,248      2,060
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,954      2,306      3,186      4,967      4,110
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 4.54     $ 4.38         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           58          3         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           14          6         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.73     $12.84     $ 8.31     $16.02     $13.29
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          367        354        213        145         44
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,888      5,105      3,782      2,291        361
-------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.86     $ 8.04     $ 6.53     $10.71     $10.70
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           96        125        170        194         47
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,351      3,613      3,890      3,519        623
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.42     $ 9.18     $ 6.73     $11.54     $11.09
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          173         95         59         58         17
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,598      3,094      2,347      1,565        227
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.73     $10.81     $10.17     $10.76     $ 9.81
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,201      1,362      1,103        493        337
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       16,269     17,971     11,794      3,625      1,202
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.49     $15.77     $15.10     $16.41     $15.95
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          351        392        279        352        389
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,269      3,756      1,534      1,355        630
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.22     $13.10     $10.55     $16.27     $16.83
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          370        435        461        571        681
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,357      4,503      2,777      2,196      1,231
-------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.37     $13.41     $ 9.55     $16.79     $15.90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          396        405        410        471         27
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,145      3,402      2,310      2,146         71
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.57     $ 8.06     $ 6.29     $10.80     $10.75
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           86        100         87        124         39
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,481      3,207      3,287      2,998        531
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.25     $ 4.71     $ 3.62     $ 6.12     $ 6.15
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          112        103        116        141        158
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,555      2,496      2,130      1,796        424
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.15     $ 8.95     $ 7.08     $11.41     $11.88
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          105         98        107        123        142
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,134      2,153      2,035      1,990        900
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.36         --         --         --        --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           35         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           40         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.92         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          248         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          300         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.60     $15.54     $15.21     $14.92         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          490        489        495        429         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          455        480        519        474         --
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.52     $14.15     $12.21     $ 8.50     $10.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          710        783        789        660        361
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          854      1,001      1,152        974        825
-------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.83     $16.44         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           41          9         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           15         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.47     $ 5.10         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          107         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          102          6         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.41         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           85         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          131         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.94     $ 9.47     $ 6.86     $ 9.62     $ 8.78
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          448        430        348        402        432
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,391      3,886      1,482      1,089        319
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $51.49     $44.47     $32.90     $62.68     $57.17
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          125         92         39         49         62
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,021        764        210        180        171
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.40     $12.81     $12.02     $11.91     $11.39
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          968        916        966      1,145      1,341
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        9,742      7,487      3,422      2,253      1,474
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.99     $12.33     $ 9.64     $18.56     $16.77
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          301        365        417        488        569
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,046      4,312      3,649      2,753      1,168
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.76     $ 9.80     $ 7.51     $12.62     $12.21
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          166        191        192        251        302
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,066      1,086        981        750        346
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.03     $10.80     $ 8.93     $14.50     $14.21
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          349        391        462        510        606
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,050      3,315      3,416      2,431      1,285
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.54     $ 9.24     $ 6.62     $11.92     $10.82
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          414        445        535        685        807
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,479      2,357      1,770      1,398        884
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.96     $12.17     $ 8.56     $13.58     $13.78
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          346        395        451        510        656
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,739      2,667      1,982      1,394        838
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $27.03     $25.75     $23.85     $31.67     $31.19
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          464        465        536        755        896
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,079      1,890      1,874      2,103      1,654
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.37     $ 6.66     $ 5.03     $ 8.83     $ 8.65
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          192        253        240        362        218
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,459      4,460      3,484      2,924        627
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.42     $ 8.23     $ 7,80     $ 5.74     $ 7.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          488        647        514        419        233
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          349        400        500        378        182
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $55.24     $51.85     $46.99     $34.70     $49.56
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           76         88         99        102        118
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          172        181        211        241        249
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.14     $11.13     $10.88     $10.65         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,555      1,721      1,778      1,483         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,199      1,470      1,625      1,594         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.59     $11.96     $10.30     $ 7.79         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          462        473        456        346         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          480        411        323        108         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.92     $10.39     $ 9.62     $ 7.63         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          332        382        403        338         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          269        397        296        201         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.10     $11.47     $10.18     $ 7.89         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          636        613        560        565         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          919        809        635        503         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.03     $ 9.40     $ 8.54     $ 6.19         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          975      1,099      1,103        768         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          663        773        720        427         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.20     $11.54     $10.18     $ 7.35         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          774        995        827        678         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          550        720        545        364         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $28.82     $28.41     $26.55     $22.00     $23.03
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,045      1,146      1,144      1,013        696
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,626      1,924      2,218      1,906      1,632
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.97     $ 7.53         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          117         30         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          195         11         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.99     $13.05     $10.48     $17.14     $19.31
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          246        285        326        512        683
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,878      1,909      1,879      2,209      2,465
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
 -------------------------------------------------------------------------------------------------------------------------
Unit value                                                        $11.50     $ 9.92     $ 6.36     $12.21     $10.49
 -------------------------------------------------------------------------------------------------------------------------
Separate Account No. 45 number of units outstanding (000's)          979      1,106      1,152      1,391      1,590
 -------------------------------------------------------------------------------------------------------------------------
Separate Account No. 49 number of units outstanding (000's)        5,183      5,240      4,243      3,629      2,459
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.89     $16.39     $14.22     $10.51     $12.39
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          796        837        707        482         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,629      3,013      3,182      3,460      2,447
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.93     $ 9.07     $ 8.77     $ 5.65         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,869      2,185        284        150         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,792      3,478        278        386         --
-------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.60%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.38     $10.23     $ 8.17     $13.65     $13.07
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          130        148        121        152        189
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,270      2,633      2,922      3,517      3,308
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.27     $10.67     $ 9.88     $11.28     $10.84
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          481        432        440        256        190
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,607      3,583      3,454      1,731      1,508
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.21     $10.45     $ 9.28     $11.71     $11.28
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          875        795        681        594        462
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,058      2,907      2,852      1,825      1,741
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $45.68     $42.24     $36.68     $49.36     $47.21
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          761        868        963      1,073      1,195
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,933      3,090      2,966      3,439      3,955
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.62     $10.58     $ 8.82     $13.14     $12.55
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,222      1,415      1,558      1,599      1,043
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,603      8,360      8,765     10,293     11,247
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.34     $11.92     $ 9.53     $19.66     $17.88
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          802        981      1,144      1,393      1,534
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,918      2,139      2,496      3,456      4,168
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $19.41     $14.80     $11.09     $20.36     $17.73
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          392        496        604        718        908
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,416      1,585      1,882      2,356      3,069
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.83     $ 8.04     $ 6.37     $ 9.72     $10.81
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           20         22         73         29          7
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          137        145        250         73         51
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $20.77     $18.80     $14.66     $23.49     $23.60
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          479        546        627        774        917
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,898      2,050      2,175      2,711      3,644
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.18     $17.42     $13.59     $24.23     $22.35
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          219        260        313        437        514
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,956      2,216      2,472      3,272      4,311
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.26     $10.59         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           92         24         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,298        726         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.35     $10.27         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          168         63         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,073        686         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.54     $10.37         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          397        279         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,299        787         --         --         --
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $43.48     $42.17     $39.41     $33.62     $39.15
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,301      1,400      1,489      1,564      1,005
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,167      3,907      2,733        598         97
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.14     $10.61         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          408        180         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,926      3,664         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.71     $12.97     $11.15     $ 8.38     $ 9.48
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,664      1,745      1,928      1,910        404
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,498      4,337      4,026        604         --
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.53     $15.07     $13.43     $ 9.69     $14.11
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,100      1,230      1,362      1,384      1,276
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,839      4,346      4,534      3,377      3,423
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $19.83     $19.58     $17.99     $13.94     $17.00
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,046      1,213      1,296      1,419      1,305
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,227      4,909      4,335      2,235      1,559
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.07     $16.57     $13.84     $10.98     $13.39
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          514        468        487        498         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,992      5,077      5,316      3,555      3,126
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.64    $  4.95    $  4.51    $  6.78    $  6.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           179        244        319        306        421
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           519        481        613        684        907
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  7.52    $  6.80    $  5.28    $  9.79    $  8.87
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             5          8          9          8         10
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           169        187        206        250        367
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.36    $ 10.22    $  7.79    $ 13.28    $ 12.80
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            97        105        109        145        134
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,342      1,536      1,689      2,030      2,547
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.22    $  9.85    $  7.61    $ 12.83    $ 12.82
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           418        524        659        910        654
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         9,874     11,353     13,273     16,294      9,568
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $200.24    $175.62    $139.08    $251.49    $247.00
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            92        108        127        159        200
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           228        270        308        377        490
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.39    $ 12.87    $ 12.73    $ 14.21    $ 14.01
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           475        600        577        869        924
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         6,087      6,863      7,829     10,140     12,428
-------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.50    $  8.64    $  6.62    $ 11.06    $ 10.84
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            46         63         75         99         33
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           787        803        780        634        332
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 25.76    $ 22.89    $ 18.48    $ 29.96    $ 29.01
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           320        408        453        582        723
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         4,010      4,502      5,011      6,391      8,474
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.25    $ 13.44    $ 10.69    $ 18.20    $ 16.22
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           323        438        569        676        745
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         4,248      4,931      5,954      7,491     10,192
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.88    $  9.02    $  7.02    $ 10.46    $ 10.42
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           253        309        388        447        120
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,118      1,591      1,489      2,051        730
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.82    $  5.57         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           387         56         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,277        370         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  8.57    $  8.01    $  7.86    $  6.24    $  8.62
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            10         11         25         38          6
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           468        498        478        128         13
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.11    $ 11.71    $ 11.27    $  9.24    $ 12.75
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            45         29         39         16         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,581      2,715      2,971      2,171      2,221
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.63    $ 11.14    $ 10.21    $  7.89    $ 10.65
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           775        867        896        961        166
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        11,228     12,694     12,682      9,408      3,151
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $226.77    $220.94    $196.75    $133.70    $203.81
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           244        275        301        314        380
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           586        683        689        581        661
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.68    $ 13.60    $ 13.28    $ 13.05    $ 12.10
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           943        748        804        702         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        14,021     15,208     16,175     13,419     10,537
-------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 25.62    $ 24.94    $ 22.99    $ 18.28    $ 23.93
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           864        968      1,030      1,042      1,038
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        10,127     11,584     11,512      7,152      6,601
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.07    $ 13.84    $ 12.72    $  9.86    $ 11.33
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           712        676        685        427         24
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        11,276     11,463     10,296      2,423         78
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.10     $ 7.46     $ 5.90     $ 9.50         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          129        124        122         61         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,012      1,076      1,164      1,153         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.37     $11.47     $ 9.99     $11.78     $11.58
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           75         83         67         64         44
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          216        175        171        230        268
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $34.98     $26.80     $19.26     $28.22     $26.24
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          155        148        150        151        102
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          380        352        302        300        291
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.73     $11.21     $11.17     $10.66     $ 9.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          220        231        316        113         61
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,209      1,156      1,062        777        471
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.48     $15.94     $10.79     $25.72     $18.41
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          504        641        687        810        929
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,972      2,334      2,396      3,354      4,518
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $19.24     $18.76     $19.51     $19.14     $18.20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          650        842      1,090      1,229      1,493
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,196      1,385      1,664      1,956      2,358
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.54     $11.67     $ 8.76     $16.15     $14.24
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          139        235        228        212        235
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,538      5,230      5,817      7,394      9,957
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.57     $12.88     $ 9.54     $16.23     $14.19
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          111        112        110         94         24
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          648        458        378        409        273
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.00     $11.76     $ 9.03     $15.24     $15.68
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          153        154        184        229        281
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,965      2,244      2,578      3,182      4,115
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.13     $ 8.12     $ 6.53     $10.60     $10.37
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          120        143        183        230        298
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,981      3,499      4,012      5,022      6,684
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.49         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           19         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          107         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $22.44     $21.86         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           89         21         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          339         74         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.74         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            4         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           36         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.65     $10.45     $ 8.58     $ 5.59     $ 6.04
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          929        860        837        857        821
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,043      4,587      4,232      2,823      3,043
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.94     $18.01     $17.95     $17.86     $16.72
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,833      2,200      2,818      3,868      2,545
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,881      3,326      3,448      2,501         --
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.14     $10.53     $ 9.42     $ 7.22     $ 8.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          191        193        146         59         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       11,032     11,933     10,611      5,973      5,697
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.48         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            3         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           98         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.24     $12.94     $11.86     $ 9.51     $11.94
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          306        338        377        359        287
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,803      5,325      5,701      4,777      4,156
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.33     $ 8.84     $ 8.07     $ 6.72     $ 8.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          328        421        474        474        543
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,849      8,941      9,707      8,237      8,655
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.37     $ 6.46     $ 4.82     $ 7.69     $ 6.86
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,064      1,275      1,522      1,913      2,322
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,531      6,521      7,705      9,407     11,991
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.21     $13.51     $10.18     $16.75     $14.72
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          384        453        537        676        791
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,649      1,897      2,095      2,691      3,075
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.83     $ 5.17     $ 4.41     $10.35     $11.18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           60         77         52         73         63
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          306        341        306        503        784
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.07     $10.89     $ 9.19     $16.48     $17.54
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,925      2,371      2,907      3,862      1,465
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        8,017      9,238     10,639     13,726     13,777
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.42     $ 9.01     $ 7.76     $12.42     $12.20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           93         80         73        116         83
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          259        235        323        368        502
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.98     $10.68     $ 8.65     $12.73     $11.69
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           84         55         48         29         22
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          269        241        207        161        166
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.14     $ 9.00     $ 6.71     $13.45     $12.66
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          527        670        823      1,036      1,207
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,823      4,410      5,117      6,276      8,561
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.88     $13.18     $ 9.86     $16.58     $17.13
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          617        776        873      1,135      1,391
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,940      3,462      3,335      4,320      6,178
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $27.63     $28.08     $28.54     $28.40     $27.57
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          647        889      1,382      1,201      1,177
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,996      2,814      4,635      3,889      3,996
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.13     $ 4.82     $ 3.77     $ 5.72     $ 4.81
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          131        196        224         79         29
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,000      1,089      1,065        656        206
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.01     $ 6.19     $ 5.81     $ 4.79     $ 7.07
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,818      3,283      3,962      4,522      5,608
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       14,352     15,822     17,115     16,550     18,765
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.88     $12.94     $11.68     $ 9.18     $14.20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          957      1,142      1,345      1,556      1,966
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,566      4,258      4,710      4,661      5,707
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.63         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            6         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          195         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.69     $14.16     $12.68     $10.01     $11.78
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,617      1,814      1,839      1,712      1,138
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       15,585     17,155     15,959      8,615      6,000
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.58         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           13         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          135         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.54         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           21         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          132         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.53     $11.02     $ 9.65     $ 6.83     $ 8.51
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,413      1,558      1,665      1,471        932
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       10,309     11,422     10,509      4,322      2,644
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.47     $14.13     $12.18     $ 9.29     $11.07
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,673      1,805      2,005      2,145      1,487
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,278      7,736      7,229      3,714      2,090
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $26.81     $26.55     $26.78     $27.06     $27.16
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,247      1,478      1,911      2,863      3,954
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,058      4,693      6,370      9,288     13,759
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 4.53     $ 4.36         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           44          3         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          172         19         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.68     $12.81     $ 8.29     $16.00     $13.28
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          182        196        127         73         30
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          616        511        412        507        322
-------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.84     $ 8.03     $ 6.52     $10.70     $10.70
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           47         76         89        121         23
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          357        450        499        748        372
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.39     $ 9.17     $ 6.72     $11.53     $11.09
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           67         65         44         68         12
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          462        301        230        230         61
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.70     $10.78     $10.15     $10.75     $ 9.80
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          608        883        742        316        206
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,449      3,688      2,800      1,098      1,411
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.35     $15.64     $14.98     $16.29     $15.84
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          206        276        196        219        243
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,310      1,604      1,459      1,861      2,329
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.12     $13.02     $10.49     $16.18     $16.75
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          152        195        227        281        323
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,345      1,522      1,675      2,100      2,912
-------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.20     $13.27     $ 9.45     $16.62     $15.76
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          279        265        268        293         12
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,157      1,232      1,328      1,641        104
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.55     $ 8.04     $ 6.29     $10.80      10.75
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           31         48         65        109         28
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          377        355        411        572        298
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.21     $ 4.69     $ 3.60     $ 6.10     $ 6.12
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           47         25         48         65         69
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          105        166        145        300        397
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.12     $ 8.93     $ 7.07     $11.39     $11.87
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           86         84        107        116        129
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          314        427        491        424        647
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.35         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           33         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          172         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.92         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          120         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          848         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.50     $15.45     $15.13     $14.85         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          296        279        282        347         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,753      2,951      3,122      1,064         --
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.46     $14.10     $12.18     $ 8.48     $10.90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          325        378        358        240        239
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,372      3.996      4,084      1,913      1,535
-------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.68     $16.30         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           13          2         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          146         19         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.45     $ 5.08         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           33          4         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          286         69         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.41         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           40         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          410         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.87     $ 9.42     $ 6.82     $ 9.58     $ 8.74
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          166        179        147        174        157
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,289      1,281      1,192      1,455      1,731
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $50.84     $43.93     $32.52     $61.99     $56.56
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           80         66         32         39         53
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          669        370        186        233        292
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.34     $12.76     $11.97     $11.87     $11.36
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          493        555        707        822        915
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,073      4,407      4,240      5,230      6,686
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.93     $12.28     $ 9.61     $18.51     $16.73
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          185        249        279        343        377
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,251      1,474      1,547      1,972      2,676
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.71     $ 9.76     $ 7.48     $12.58     $12.18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           53         84         96        154        175
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          856        922      1,012      1,291      1,745
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.98     $10.76     $ 8.90     $14.46     $14.18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          123        167        229        309        326
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,891      2,160      2,480      3,218      4,325
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.49     $ 9.20     $ 6.60     $11.88     $10.79
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          154        183        242        327        402
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,969      2,263      2,611      3,156      4,520
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.89     $12.12     $ 8.53     $13.54     $13.75
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          146        194        235        288        386
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,605      1,844      2,077      2,710      3,885
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $26.70     $25.45     $23.59     $31.34     $30.88
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          236        259        300        409        475
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,666      1,854      2,063      2,743      3,798
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.32     $ 6.63     $ 5.01     $ 8.79     $ 8.61
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           98        131        136        193        125
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          379        322        350        436        605
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.39     $ 8.20     $ 7.79     $ 5.73     $ 7.66
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          190        242        184        143         90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,184      2,500      2,016        424        141
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $54.68     $51.36     $46.56     $34.41     $49.16
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           62         74         79         66         73
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          331        388        429        338        402
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.12     $11.11     $10.87     $10.64         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,033      1,124      1,240      1,234         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,527      8,293      8,217      3,282         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.57     $11.94     $10.29     $ 7.79         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          423        460        371        286         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,300      2,160      1,684        553         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.89     $10.37     $ 9.61     $ 7.62         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          208        255        249        213         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,956      2,038      1,850        635         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.07     $11.46     $10.17     $ 7.89         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          300        304        297        292         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,766      4,712      3,848      1,272         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.01     $ 9.38     $ 8.53     $ 6.18         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          460        503        538        344         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,281      6,078      5,628      1,488         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.18     $11.53     $10.17     $ 7.35         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          425        575        467        381         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,432      5,059      3,927      1,262         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $28.55     $28.15     $26.32     $21.83     $22.86
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          558        647        634        511        500
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,585      5,526      5,467      2,248      1,835
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.94     $ 7.51         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           61         11         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          410         22         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.89     $12.97     $10.43     $17.05     $19.22
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          105        138        174        272        395
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,303      2,646      3,075      3,968      5,693
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.45     $ 9.88     $ 6.34     $12.17     $10.46
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          409        476        553        701        889
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,814      2,062      2,147      2,564      3,343
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.83     $16.33     $14.17     $10.49     $12.37
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          502        499        370        275         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        6,888      7,850      7,354      5,021      3,274
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.91     $ 9.05     $ 8.76     $ 5.65         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,089      1,346        281         96         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,090      4,725      1,117        205         --
-------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.70%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.51     $11.26     $ 9.00     $15.05     $14.43
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --          1          4          7          8
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,808      8,367      8,484      6,377      3,084
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.71     $11.11     $10.29     $11.76     $11.31
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           12          7          2          5          5
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        6,707      7,276      5,824      2,454      1,800
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.85     $11.05     $ 9.82     $12.40     $11.96
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            7          7          8         12         13
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,498      4,925      4,505      2,753      3,022
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $44.54     $41.22     $35.84     $48.27     $46.21
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            4          4          4          6         32
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,434      4,527      4,019      3,098      2,325
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.74     $11.62     $ 9.69     $14.45     $13.82
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --          1          7         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       24,916     27,631     27,177     23,506     14,705
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.15     $11.74     $ 9.40     $19.41     $17.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            6          6          6          7          9
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,511      1,714      1,924      2,236      1,508
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $19.14     $14.61     $10.96     $20.14     $17.56
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            7          7          8         13         18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          455        346        421        443        462
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.79     $ 8.01     $ 6.36     $ 9.71     $10.81
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --          2         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          382        380        377        421         38
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $20.49     $18.56     $14.49     $23.24     $23.37
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           12         13         13         10         14
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          954        880        834        842        856
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.93     $17.19     $13.43     $23.97     $22.13
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1          1          1          3
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          914        984      1,000      1,136       1052
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.45     $11.72     $10.66         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           10         13         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,519        656         32         --
--------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.82     $10.74     $10.30         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            6          5         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,000        281          1         --
--------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.19     $11.02     $10.41         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,176        414         84         --
--------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $42.61     $41.36     $38.70     $33.05
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           33          8          9         13
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,725        893        383         86
--------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.28     $11.71     $10.66         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            4         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        6,917      2,788         46         --
--------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.55     $12.84     $11.05     $ 8.32
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           10         13         20         20
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,037        649        530        142
--------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.39     $14.95     $13.34     $ 9.63
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           18         20         25         28
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          372        312        478        121
--------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $19.66     $19.43     $17.87     $13.86
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           19         21         25         32
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          849        802        502        184
--------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.91     $16.44     $13.75     $10.92
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            3          3          6          4
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          782        522        441        161
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.57    $  4.90    $  4.47    $  6.71    $  6.59
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --          2         --          1
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           806        611        730        571        504
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  7.44    $  6.72    $  5.23    $  9.71    $  8.81
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --          2
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           129        265        286        373        353
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.21    $ 10.09    $  7.70    $ 13.14    $ 12.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,267      1,490      1,426      1,289       1484
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.09    $  9.74    $  7.54    $ 12.71    $ 12.72
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             1          1          1          1         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,012      2,196      2,528      3,063      1,393
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $193.27    $169.68    $134.51    $243.48    $239.38
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             1          1          1          2          3
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            55         60         63         65         73
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.22    $ 12.71    $ 12.59    $ 14.07    $ 13.88
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             5          5          4         13          8
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,424      1,504      1,216      1,473      1,477
-------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.46    $  8.61    $  6.60    $ 11.05      10.84
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             3          4          5         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,664      1,601      1,517      1,189        216
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 25.32    $ 22.52    $ 18.20    $ 29.54    $ 28.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             4          4          4          5          9
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,278      1,432      1,308      1,547         64
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.10    $ 13.33    $ 10.61    $ 18.08    $ 16.13
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             3          3          3          5         11
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,210      2,904      3,228      3,346      2,714
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.83    $  8.99    $  7.01    $ 10.45    $ 10.42
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             3          3         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,643      1,908      1,649      1,574        368
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.78    $  5.54         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           326         15         --         --
--------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  8.51    $  7.96    $  7.82    $  6.22
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             2          1          1         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           314        204        249         42
--------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.00    $ 11.62    $ 11.20    $  9.19
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           351        160        164         40
--------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.55    $ 11.08    $ 10.16    $  7.86
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --          1         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,585      1,200        776        200
--------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $219.99    $214.55    $191.26    $130.09
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             3          3          4          6
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            73         64         29          9
--------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.57    $ 13.50    $ 13.20    $ 12.99
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            12          8          7          9
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,527      1,343      1,175        441
--------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 25.31    $ 24.66    $ 22.76    $ 18.11
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            12         13         16         10
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,604      1,386      1,074        399
--------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.01    $ 13.79    $ 12.69    $  9.85
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             8         11         16          8
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,354      1,938      1,510        386
--------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.07     $ 7.44     $ 5.89     $ 9.49         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,481      4,971      5,195      2,805         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.30     $11.41     $ 9.95     $11.75     $11.56
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            3          3          2          3          3
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          286        248        305        337        193
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $34.20     $26.23     $18.86     $27.67     $25.76
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1          1         --          1
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          678        666        610        618        233
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.67     $11.16     $11.14     $10.64     $ 9.90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --          1          3          1          1
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,235      1,037      1,063        476        185
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.25     $15.74     $10.67     $25.45     $18.23
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            2          3          1          1          1
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,440      1,600      1,528      1,726       1239
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.86     $18.41     $19.16     $18.82     $17.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           20         21         22         26         29
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          948        875        948        404        376
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.39     $11.54     $ 8.68     $16.01     $14.13
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,230      2,278      2,341      2,289      3,208
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.48     $12.82     $ 9.50     $16.18     $14.17
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --          1         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,214        777        796        665        269
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.82     $11.61     $ 8.93     $15.08     $15.53
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           13         13         13          2          2
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          256        275        280        288        351
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.02     $ 8.03     $ 6.46     $10.50     $10.28
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          330        367        389        458        510
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.48         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           77         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $22.05     $21.50         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           79          9         --         --
--------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.74         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            8         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.53     $10.37     $ 8.53     $ 5.56
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1         --          6          6
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          755        609        457         69
--------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.67     $17.76     $17.72     $17.65
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           39         67         84        146
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          481        416        458        259
--------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.06     $10.47     $ 9.38     $ 7.19
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,337      1,926      1,026        282
--------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.47         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           56         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.12     $12.84     $11.78     $ 9.45
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           11         11         16         13
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          347        370        307        128
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.26     $ 8.79     $ 8.03     $ 6.69
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          603        610        598        229
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.29     $ 6.39     $ 4.78     $ 7.62     $ 6.80
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           14         14         15          9         14
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          906      1,047      1,004      1,050      1,042
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.00     $13.34     $10.06     $16.57     $14.58
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1          1          1          1
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          204        249        298        492        192
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.80     $ 5.15     $ 4.39     $10.32     $11.17
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            5          5          4          3          4
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          832        868        847        809        532
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.91     $10.76     $ 9.09     $16.31     $17.38
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           46         53         55         62         21
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,059      2,313      2,668      3,123      2,507
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.36     $ 8.97     $ 7.73     $12.39     $12.18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          406        344        351        369        308
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.91     $10.63     $ 8.62     $12.70     $11.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          473        455        425        442        196
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.02     $ 8.92     $ 6.66     $13.35     $12.57
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           12         12         12         26         31
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,672      1,781      1,863      2,166      1,890
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.67     $13.01     $ 9.74     $16.40     $16.96
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            7          7          6          8         16
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,830      2,158        902      1,069      1,156
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $26.82     $27.28     $27.75     $27.65     $26.86
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           70         73         79         21         22
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          729      1,227      1,943      1,051       1102
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.07     $ 4.77     $ 3.74     $ 5.66     $ 4.77
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --          2         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          964      1,099      1,560        657         83
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 6.96     $ 6.16     $ 5.78     $ 4.77
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           17         17         24         22
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,055        981        856        341
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.76     $12.84     $11.60     $ 9.12
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          2          5          7
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          184        149         93         38
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.63         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          144         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.57     $14.06     $12.60     $ 9.96
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           35         49         54         60
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,363      2,169      1,481        530
--------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.57         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           83         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.54         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           84         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.47     $10.97     $ 9.62     $ 6.81
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           35         38         41         39
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,556      1,391        883        285
--------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.34     $14.02     $12.10     $ 9.24
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           19         26         31         36
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,107      1,007        636        237
--------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $26.15     $25.92     $26.17     $26.47
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            8         15         37         57
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          845        349        434        630
--------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 4.49     $ 4.34         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           72         22         --         --
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.59     $12.75     $ 8.26     $15.95     $13.26
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1         --          2         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          889        885        695        782        297
-------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.80     $ 8.00     $ 6.50     $10.69     $10.70
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,238      1,402      1,644      1,727        258
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.35     $ 9.14     $ 6.71     $11.51      11.08
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,073        860        786        674         83
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.64     $10.73     $10.11     $10.72     $ 9.78
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           16         11          6         13          3
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,294      3,673      2,525      1,235        730
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.06     $15.38     $14.75     $16.06     $15.63
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            5          6          5         10         11
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          941      1,133        502        626        590
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.91     $12.86     $10.37     $16.02     $16.60
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            2          2          2          1          3
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          850      1,024        720        713        744
-------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.85     $12.98     $ 9.26     $16.30     $15.46
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1          1          1         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          606        610        421        401         47
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.51     $ 8.02     $ 6.27     $10.78      10.75
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          694        735        848        853        178
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.15     $ 4.63     $ 3.56     $ 6.04     $ 6.07
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          161        166        153         89        104
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.07     $ 8.89     $ 7.04     $11.36     $11.85
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          587        490        545        539        602
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.34         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          179         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.91         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          286         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.31     $15.27     $14.97     $14.71
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           14         17         14         17
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          573        555        512        198
--------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.35     $14.00     $12.10     $ 8.44
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            5         11         10          8
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          596        575        449        122
--------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.39     $16.03         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           41          6         --         --
--------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.41     $ 5.05         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           69         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.40         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          296         --         --         --
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $10.74    $ 9.31     $ 6.75     $ 9.49     $ 8.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           957       537        353        249        215
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $49.57    $42.88     $31.77     $60.62     $55.37
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             1         1         --         --          2
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           250       144         53         56         47
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $13.21    $12.66     $11.89     $11.80     $11.30
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             2         4          2          2          6
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         3,414     3,238      3,511      1,494      2,030
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $12.81    $12.18     $ 9.54     $18.39     $16.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --        --          1          1          1
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           842       967        951      1,047      1,030
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $10.61    $ 9.68     $ 7.43     $12.50     $12.11
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             1         1          1          1          1
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           416       452        447        473        453
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $11.87    $10.67     $ 8.83     $14.37     $14.10
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --        --         --         41         41
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           753       860        921      1,210      1,363
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $11.39    $ 9.13     $ 6.55     $11.81     $10.74
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             2         3          3          3          3
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           783       810        813        934      1,035
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $14.76    $12.02     $ 8.47     $13.46     $13.68
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             4         5          5         27         27
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           760       803        727        805      1,010
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $26.06    $24.86     $23.07     $30.68     $30.26
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             1         1          2         10         11
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           641       663        523        526        758
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $ 8.22    $ 6.55     $ 4.95     $ 8.71     $ 8.54
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           746       786        687        788        475
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.33     $ 8.15     $ 7.75     $ 5.70
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --          1          2          4
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          280        377        218         32
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $53.59     $50.38     $45.72     $33.82
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            2          2          2          2
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           25         28         10          4
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.08     $11.07     $10.84     $10.63
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            8         11         19         23
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,611      1,424      1,202        628
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.51     $11.90     $10.27     $ 7.78
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1          1         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          783        806        360        135
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.85     $10.34     $ 9.59     $ 7.61
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          3          3          3
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          353        272        238        104
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.02     $11.42     $10.15     $ 7.88
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           44         45         45         36
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,238      1,242        726        316
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.96     $ 9.35     $ 8.52     $ 6.18
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            4          6          8          8
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,075      1,055        731        292
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.13     $11.49     $10.15     $ 7.34
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           27         29         30         23
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          876      1,011        560        206
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $28.00     $27.64     $25.87     $21.48
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           13         14         20         21
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          755        771        557        125
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.89     $ 7.46         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          242         59         --         --
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.68     $12.81     $10.31     $16.88     $19.05
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            2          2          2          5          6
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          612        586        666        748      1,201
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.34     $ 9.80     $ 6.29     $12.10     $10.41
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1          1         15         15
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          705        766        462        597        350
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.69     $16.22     $14.09     $10.43
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            5          5          7          8
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          991        884        641        270
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.87     $ 9.02     $ 8.74     $ 5.64
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           15         15         14         10
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          311        306         98         14
--------------------------------------------------------------------------------------------------------------

(20) HYPOTHETICAL ILLUSTRATIONS



   ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. For Accumulator(R) Plus(SM) we assume a current account value of $110,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.62)% and 3.38% for the Accumulator(R) contracts; (2.67)% and 3.33% for Accumulator(R) Plus(SM) contracts; (2.87)% and 3.13% for Accumulator(R) Elite(SM) contracts; and (2.97)% and 3.03% for Accumulator(R) Select(SM) contracts, respectively at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.56%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.25% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
     5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
     PROTECTION PLUS
     GUARANTEED MINIMUM INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------------------------
                                                                    5% ROLL-UP
                                                               TO AGE 80 GUARANTEED                          LIFETIME ANNUAL
         CONTRACT                                                 MINIMUM DEATH      TOTAL DEATH BENEFIT   GUARANTEED MINIMUM
  AGE      YEAR        ACCOUNT VALUE          CASH VALUE             BENEFIT         WITH PROTECTION PLUS    INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------------
                        0%        6%        0%          6%        0%         6%         0%        6%         0%         6%
-------------------------------------------------------------------------------------------------------------------------------
  62         2       105,000   105,000    99,000      99,000   110,250    110,250    114,350    114,350      N/A        N/A
  63         3       101,697   107,985    96,697     102,985   115,763    115,763    122,068    122,068      N/A        N/A
  64         4        98,470   111,047    94,470     107,047   121,551    121,551    130,171    130,171      N/A        N/A
  65         5        95,315   114,187    92,315     111,187   127,628    127,628    138,679    138,679      N/A        N/A
  66         6        92,231   117,409    90,231     115,409   134,010    134,010    147,613    147,613      N/A        N/A
  67         7        89,212   120,712    88,212     119,712   140,710    140,710    156,994    156,994      N/A        N/A
  68         8        86,258   124,100    86,258     124,100   147,746    147,746    166,844    166,844      N/A        N/A
  69         9        83,365   127,572    83,365     127,572   155,133    155,133    177,186    177,186      N/A        N/A
  70        10        80,529   131,132    80,529     131,132   162,889    162,889    188,045    188,045     9,627      9,627
  75        15        67,129   150,289    67,129     150,289   207,893    207,893    251,050    251,050    13,326     13,326
  80        20        54,768   171,852    54,768     171,852   265,330    265,330    331,462    331,462    18,069     18,069
  85        25        43,720   196,664    43,720     196,664   265,330    265,330    331,462    331,462    24,543     24,543
  90        30        37,904   229,911    37,904     229,911   265,330    265,330    331,462    331,462      N/A        N/A
  95        35        32,861   268,779    32,861     268,779   265,330    265,330    331,462    331,462      N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) PLUS(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$110,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
     5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
     PROTECTION PLUS


------------------------------------------------------------------------------------------------------------
                                                                     5% ROLL-UP
                                                                TO AGE 80 GUARANTEED
         CONTRACT                                                  MINIMUM DEATH      TOTAL DEATH BENEFIT
  AGE      YEAR        ACCOUNT VALUE           CASH VALUE             BENEFIT         WITH PROTECTION PLUS
------------------------------------------------------------------------------------------------------------
                        0%        6%          0%        6%         0%         6%         0%        6%
------------------------------------------------------------------------------------------------------------
  62         2       110,000   110,000     102,000   102,000    114,660    114,660    120,524    120,524
  63         3       106,849   113,436      99,849   106,436    120,393    120,393    128,550    128,550
  64         4       103,788   116,979      97,788   110,979    126,413    126,413    136,978    136,978
  65         5       100,815   120,632      95,815   115,632    132,733    132,733    145,827    145,827
  66         6        97,927   124,400      93,927   120,400    139,370    139,370    155,118    155,118
  67         7        95,122   128,285      92,122   125,285    146,338    146,338    164,874    164,874
  68         8        92,397   132,292      90,397   130,292    153,655    153,655    175,118    175,118
  69         9        89,750   136,424      89,750   136,424    161,338    161,338    185,873    185,873
  70        10        87,179   140,685      87,179   140,685    169,405    169,405    197,167    197,167
  75        15        75,387   164,072      75,387   164,072    216,209    216,209    262,692    262,692
  80        20        65,190   191,345      65,190   191,345    275,943    275,943    346,320    346,320
  85        25        56,373   223,153      56,373   223,153    275,943    275,943    346,320    346,320
  90        30        48,748   260,248      48,748   260,248    275,943    275,943    346,320    346,320
  95        35        42,154   303,510      42,154   303,510    275,943    275,943    346,320    346,320
------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) ELITE(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
     5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
     PROTECTION PLUS
     GUARANTEED MINIMUM INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------------------------
                                                                    5% ROLL-UP                               LIFETIME ANNUAL
                                                               TO AGE 80 GUARANTEED                            GUARANTEED
         CONTRACT                                                 MINIMUM DEATH      TOTAL DEATH BENEFIT     MINIMUM INCOME
  AGE      YEAR        ACCOUNT VALUE          CASH VALUE             BENEFIT         WITH PROTECTION PLUS        BENEFIT
-------------------------------------------------------------------------------------------------------------------------------
                        0%         6%        0%         6%         0%        6%         0%         6%         0%        6%
-------------------------------------------------------------------------------------------------------------------------------
  62         2       105,000   105,000    97,000      97,000   110,250    110,250    114,350    114,350      N/A        N/A
  63         3       101,435   107,723    93,435      99,723   115,763    115,763    122,068    122,068      N/A        N/A
  64         4        97,962   110,508    97,962     110,508   121,551    121,551    130,171    130,171      N/A        N/A
  65         5        94,578   113,356    94,578     113,356   127,628    127,628    138,679    138,679      N/A        N/A
  66         6        91,278   116,268    91,278     116,268   134,010    134,010    147,613    147,613      N/A        N/A
  67         7        88,058   119,245    88,058     119,245   140,710    140,710    156,994    156,994      N/A        N/A
  68         8        84,917   122,288    84,917     122,288   147,746    147,746    166,844    166,844      N/A        N/A
  69         9        81,849   125,398    81,849     125,398   155,133    155,133    177,186    177,186      N/A        N/A
  70        10        78,853   128,576    78,853     128,576   162,889    162,889    188,045    188,045     9,627      9,627
  75        15        64,815   145,506    64,815     145,506   207,893    207,893    251,050    251,050    13,326     13,326
  80        20        52,061   164,232    52,061     164,232   265,330    265,330    331,462    331,462    18,069     18,069
  85        25        40,815   185,467    40,815     185,467   265,330    265,330    331,462    331,462    24,543     24,543
  90        30        34,933   214,212    34,933     214,212   265,330    265,330    331,462    331,462      N/A        N/A
  95        35        29,899   247,413    29,899     247,413   265,330    265,330    331,462    331,462      N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) SELECT(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
     5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
     PROTECTION PLUS
     GUARANTEED MINIMUM INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------------------------
                                                                     5% ROLL-UP                               LIFETIME ANNUAL
                                                               TO AGE 80 GUARANTEED                             GUARANTEED
         CONTRACT                                                  MINIMUM DEATH      TOTAL DEATH BENEFIT     MINIMUM INCOME
  AGE      YEAR        ACCOUNT VALUE           CASH VALUE             BENEFIT         WITH PROTECTION PLUS        BENEFIT
-------------------------------------------------------------------------------------------------------------------------------
                        0%        6%         0%         6%         0%         6%         0%         6%         0%        6%
-------------------------------------------------------------------------------------------------------------------------------
  62         2       105,000   105,000     105,000   105,000    110,250    110,250    114,350    114,350      N/A        N/A
  63         3       101,330   107,618     101,330   107,618    115,763    115,763    122,068    122,068      N/A        N/A
  64         4        97,760   110,292      97,760   110,292    121,551    121,551    130,171    130,171      N/A        N/A
  65         5        94,284   113,024      94,284   113,024    127,628    127,628    138,679    138,679      N/A        N/A
  66         6        90,898   115,814      90,898   115,814    134,010    134,010    147,613    147,613      N/A        N/A
  67         7        87,600   118,662      87,600   118,662    140,710    140,710    156,994    156,994      N/A        N/A
  68         8        84,385   121,570      84,385   121,570    147,746    147,746    166,844    166,844      N/A        N/A
  69         9        81,250   124,537      81,250   124,537    155,133    155,133    177,186    177,186      N/A        N/A
  70        10        78,190   127,566      78,190   127,566    162,889    162,889    188,045    188,045     9,627      9,627
  75        15        63,909   143,632      63,909   143,632    207,893    207,893    251,050    251,050    13,326     13,326
  80        20        51,011   161,272      51,011   161,272    265,330    265,330    331,462    331,462    18,069     18,069
  85        25        39,700   181,155      39,700   181,155    265,330    265,330    331,462    331,462    24,543     24,543
  90        30        33,804   208,220      33,804   208,220    265,330    265,330    331,462    331,462      N/A        N/A
  95        35        28,784   239,328      28,784   239,328    265,330    265,330    331,462    331,462      N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

Appendix I

The table below sets forth the dates of the most recent prospectuses, supplements to those prospectuses and statements of additional information and supplements you have received to date all of which are hereby incorporated by reference.

DATES OF PRIOR PROSPECTUSES AND SUPPLEMENTS



------------------------------------------------------------------------------------------------------------------------------------
                                                               PRODUCT DISTRIBUTOR
                   -----------------------------------------------------------------------------------------------------------------
                   AXA ADVISORS                                            AXA DISTRIBUTORS
                   -----------------------------------------------------------------------------------------------------------------
                   PROSPECTUS AND SAI                                      PROSPECTUS AND SAI
PRODUCT NAME       DATES                 SUPPLEMENT DATES                  DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------------------------
Income Manager(SM) 4/7/95                7/1/95; 9/28/95                   4/7/95              7/1/95; 9/28/95
Accumulator(R)     11/1/95                                                 11/1/95
Income Manager(SM) 5/1/96                                                  10/16/96            2/10/97
Rollover IRA       10/17/96              2/10/97                           5/1/97              5/1/97
                   5/1/97                5/1/97; 12/31/97; 5/1/98;         8/1/97
                                         1/4/99; 5/1/99; 5/1/00; 6/23/     12/31/97            12/31/97; 5/1/98;
                                         00;                                                   1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                         9/1/00; 2/9/01; 9/1/01; 1/14/                         2/9/01; 9/1/01; 1/14/02; 2/22/
                                         02;                                                   02; 7/15/02; 8/20/02; 1/6/03;
                                         2/22/02; 7/15/02; 8/20/02;                            2/20/03; 5/15/03; 8/15/03;
                                         1/6/03; 2/20/03; 5/15/03; 8/15/                       11/24/03; 2/1/04; 8/4/04; 8/10/
                                         03; 11/24/03; 2/1/04; 8/4/04;                         04; 12/13/04; 12/31/04; 5/9/05;
                                         8/10/04; 12/13/04; 12/31/04 ;                         6/10/05; 6/17/05; 7/25/05;
                                         5/9/05; 6/10/05; 6/17/05; 7/25/                       8/31/05; 12/2/05; 2/8/06; 8/25/
                                         05; 8/31/05; 12/2/05; 2/8/06;                         06; 12/11/06; 5/1/07; 8/24/07;
                                         8/25/06; 12/11/06; 5/1/07;                            9/19/07; 10/19/07; 2/15/08;
                                         8/24/07; 9/19/07; 10/19/07;                           6/20/08; 7/21/08; 8/15/08;
                                         2/15/08; 6/20/08; 7/21/08;                            11/13/08; 12/1/08; 1/15/09;
                                         8/15/08; 11/13/08; 12/1/08;                           6/8/09; 8/17/09; 8/18/09; 9/3/
                                         1/15/09; 6/8/09; 8/17/09; 8/18/                       09; 9/25/09; 1/7/10; 2/1/10;
                                         09; 9/3/09; 9/25/09; 1/7/10;                          2/5/10; 6/14/10; 8/25/10;
                                         2/1/10; 2/5/10; 6/14/10; 8/25/                        12/15/10; 12/29/10; 2/11/11
                                         10; 12/15/10; 12/29/10;
                                         2/11/11
                   --------------------------------------------------------
                   12/31/97              12/31/97; 5/1/98; 1/4/99; 5/1/
                                         99; 5/1/00; 6/23/00; 9/1/00;
                                         2/9/01;
                                         9/1/01; 1/14/02; 2/22/02; 7/15/
                                         02; 8/20/02; 1/6/03; 2/20/03;
                                         5/15/03; 8/15/03; 11/24/03;
                                         2/1/04; 8/4/04; 8/10/04; 12/13/
                                         04; 12/31/04; 5/9/05; 6/10/05;
                                         6/17/05; 7/25/05; 8/31/05;
                                         12/2/05; 2/8/06; 8/25/06;
                                         12/11/06; 5/1/07; 8/24/07;
                                         9/19/07; 10/19/07; 6/20/08;
                                         7/21/08; 8/15/08; 11/13/08;
                                         12/1/08; 1/15/09; 6/8/09; 8/17/
                                         09; 8/18/09; 9/3/09; 9/25/09;
                                         1/7/10; 2/1/10; 2/5/10; 6/14/
                                         10; 8/25/10; 12/15/10; 12/29/
                                         10; 2/11/11
------------------------------------------------------------------------------------------------------------------------------------


                                                                    APPENDIX I

------------------------------------------------------------------------------------------------------------------------------------
                                                               PRODUCT DISTRIBUTOR
                   -----------------------------------------------------------------------------------------------------------------
                   AXA ADVISORS                                            AXA DISTRIBUTORS
                   -----------------------------------------------------------------------------------------------------------------
                   PROSPECTUS AND SAI                                      PROSPECTUS AND SAI
PRODUCT NAME       DATES                 SUPPLEMENT DATES                  DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)     5/1/98                5/1/98; 6/18/98; 11/30/98         10/1/97(2)          5/1/98; 6/18/98; 11/30/98;
(IRA, NQ and QP)   (Accumulator only)    5/1/99; 5/1/00; 9/1/00; 2/9/01;   12/31/97(2)         5/1/99; 5/1/00; 9/1/00; 2/9/01;
Accumulator(R)     5/1/99                9/1/01; 1/14/02; 2/22/02; 7/15/   5/1/98              9/1/01;
Select(SM) (IRA,                         02; 8/20/02; 1/6/03; 2/20/03;                         1/14/02; 2/22/02; 7/15/02;
NQ, QP)                                  5/15/03; 8/15/03; 11/24/03;                           8/20/02; 1/6/03; 2/20/03; 5/15/
                                         2/1/04; 8/4/04; 8/10/04; 12/13/                       03; 8/15/03; 11/24/03; 2/1/04;
                                         04; 12/31/04; 5/9/05; 6/10/05;                        8/4/04; 8/10/04; 12/13/04;
                                         6/17/05; 7/25/05; 8/31/05;                            12/31/04; 5/9/05; 6/10/05;
                                         12/2/05; 2/8/06; 8/25/06;                             6/17/05; 7/25/05; 8/31/05;
                                         12/11/06; 5/1/07; 8/24/07;                            12/2/05; 2/8/06; 8/25/06;
                                         9/19/07; 10/19/07; 2/15/08;                           12/11/06; 5/1/07; 8/24/07;9/19/
                                         6/20/08; 7/21/08; 8/15/08;                            07; 10/19/07; 2/15/08; 6/20/08;
                                         11/13/08; 12/1/08; 1/15/09;                           7/21/08; 8/15/08; 11/13/08;
                                         6/8/09; 8/17/09; 8/18/09; 9/3/                        12/1/08;1/15/09; 6/8/09; 8/17/
                                         09; 9/25/09; 1/7/10; 2/1/10;                          09; 8/18/09; 9/3/09; 9/25/09;
                                         2/5/10; 6/14/10; 8/25/10;                             1/7/10; 2/1/10; 2/5/10; 6/14/10;
                                         12/15/10; 12/29/10; 2/11/11                           8/25/10; 12/15/10; 12/29/10;
                                                                                               2/11/11
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)     10/18/99(3)           3/20/00; 5/1/00; 6/23/00; 9/1/    5/1/99              3/20/00; 5/1/00; 9/1/00; 10/13/
Select(SM)                               00; 10/13/00; 2/9/01; 9/1/01;     10/18/99            00; 2/9/01; 9/1/01; 1/14/02;
Accumulator(R)                           1/14/02; 2/22/02; 7/15/02;                            2/22/02; 7/15/02; 8/20/02;
                                         8/20/02; 1/6/03; 2/20/03; 5/15/                       1/6/03; 2/20/03; 5/15/03; 8/15/
                                         03; 8/15/03; 11/24/03; 2/1/04;                        03; 11/24/03; 2/1/04; 8/4/04;
                                         8/4/04; 8/10/04; 12/13/04;                            8/10/04; 12/13/04; 12/31/04;
                                         12/31/04; 5/9/05; 6/10/05;                            5/9/05; 6/10/05; 6/17/05; 7/25/
                                         6/17/05; 7/25/05; 8/31/05;                            05; 8/31/05; 12/2/05; 2/8/06;
                                         12/2/05; 2/8/06; 8/25/06;                             8/25/06; 12/11/06; 5/1/07;
                                         12/11/06; 5/1/07; 8/24/07;                            8/24/07; 9/19/07; 10/19/07;
                                         9/19/07; 10/19/07; 2/15/08;                           2/15/08; 6/20/08; 7/21/08;
                                         6/20/08; 7/21/08; 8/15/08;                            8/15/08; 11/13/08; 12/1/08;
                                         11/13/08; 12/1/08; 1/15/09;                           1/15/09; 6/8/09; 8/17/09; 8/18/
                                         6/8/09; 8/17/09; 8/18/09; 9/3/                        09; 9/3/09; 9/25/09; 1/7/10;
                                         09; 9/25/09; 1/7/10; 2/1/10;                          2/1/10; 2/5/10; 6/14/10; 8/25/
                                         2/5/10; 6/14/10; 8/25/10;                             10; 12/15/10; 12/29/10;
                                         12/15/10; 12/29/10; 2/11/11                           2/11/11
                   -----------------------------------------------------------------------------------------------------------------
                   5/1/00(3)             3/20/00; 6/23/00; 9/1/00; 9/6/    5/1/00              3/20/00; 9/1/00; 9/6/00; 10/13/
                                         00; 10/13/00; 2/9/01; 9/1/01;                         00; 2/9/01; 9/1/01; 1/14/02;
                                         1/14/02; 2/22/02; 7/15/02;                            2/22/02; 7/15/02; 8/20/02;
                                         8/20/02; 1/6/03; 2/20/03; 5/15/                       1/6/03; 2/20/03; 5/15/03; 8/15/
                                         03; 8/15/03; 11/24/03; 2/1/04;                        03; 11/24/03; 2/1/04; 8/4/04;
                                         8/4/04; 8/10/04; 12/13/04;                            8/10/04; 12/13/04; 12/31/04;
                                         12/31/04; 5/9/05; 6/10/05;                            5/9/05; 6/10/05; 6/17/05; 7/25/
                                         6/17/05; 7/25/05; 8/31/05;                            05; 8/31/05; 12/2/05; 2/8/06;
                                         12/2/05; 2/8/06; 8/25/06;                             8/25/06; 12/11/06; 5/1/07;
                                         12/11/06; 5/1/07; 8/24/07;                            8/24/07; 9/19/07; 10/19/07;
                                         9/19/07; 10/19/07; 2/15/08;                           2/15/08; 6/20/08; 7/21/08;
                                         6/20/08; 7/21/08; 8/15/08;                            8/15/08; 11/13/08; 12/1/08;
                                         11/13/08; 12/1/08; 1/15/09;                           1/15/09; 6/8/09; 8/17/09; 8/18/
                                         6/8/09; 8/17/09; 8/18/09; 9/3/                        09; 9/3/09; 9/25/09; 1/7/10;
                                         09; 9/25/09; 1/7/10; 2/1/10;                          2/1/10; 2/5/10; 6/14/10; 8/25/
                                         2/5/10; 6/14/10; 8/25/10;                             10; 12/15/10; 12/29/10;
                                         12/15/10; 12/29/10; 2/11/11                           2/11/11
------------------------------------------------------------------------------------------------------------------------------------


I-2 APPENDIX I

------------------------------------------------------------------------------------------------------------------------------------
                                                               PRODUCT DISTRIBUTOR
                   -----------------------------------------------------------------------------------------------------------------
                   AXA ADVISORS                                            AXA DISTRIBUTORS
                   -----------------------------------------------------------------------------------------------------------------
                   PROSPECTUS AND SAI                                      PROSPECTUS AND SAI
PRODUCT NAME       DATES                 SUPPLEMENT DATES                  DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------------------------
                   5/1/01(3)             5/1/01(1); 7/30/01(4); 9/1/01;    5/1/01              5/1/01(1); 7/30/01(4); 9/1/01;
                                         10/1/01(5); 12/14/01; 1/14/02;                        10/1/01(5); 12/14/01; 1/14/02;
                                         2/22/02; 7/15/02; 8/20/02;                            2/22/02; 7/15/02; 8/20/02;
                                         1/6/03; 2/20/03; 5/15/03; 8/15/                       1/6/03; 2/20/03; 5/15/03; 8/15/
                                         03; 11/24/03; 2/1/04; 8/4/04;                         03; 11/24/03; 2/1/04; 8/4/04;
                                         8/10/04; 12/13/04; 12/31/04;                          8/10/04; 12/13/04; 12/31/04;
                                         5/9/05; 6/10/05; 6/17/05; 7/25/                       5/9/05; 6/10/05; 6/17/05; 7/25/
                                         05; 8/31/05; 12/2/05; 2/8/06;                         05; 8/31/05; 12/2/05; 2/8/06;
                                         8/25/06; 12/11/06; 5/1/07;                            8/25/06; 12/11/06; 5/1/07;
                                         8/24/07; 9/19/07; 10/19/07;                           8/24/07; 9/19/07; 10/19/07;
                                         2/15/08; 6/20/08; 7/21/08;                            2/15/08; 6/20/08; 7/21/08;
                                         8/15/08; 11/13/08; 12/1/08;                           8/15/08; 11/13/08; 12/1/08;
                                         1/15/09; 6/8/09; 8/17/09; 8/18/                       1/15/09; 6/8/09; 8/17/09; 8/18/
                                         09; 9/3/09; 9/25/09; 1/7/10;                          09; 9/3/09; 9/25/09; 1/7/10;
                                         2/1/10; 2/5/10; 6/14/10; 8/25/                        2/1/10; 2/5/10; 6/14/10; 8/25/
                                         10; 12/15/10; 12/29/10;                               10; 12/15/10
                                         2/11/11
                   -----------------------------------------------------------------------------------------------------------------
                   8/13/01(2)            9/1/01; 10/1/01(5); 12/14/01;     N/A                 N/A
                                         1/14/02; 2/22/02; 7/15/02;
                                         8/20/02; 1/6/03; 2/20/03; 5/15/
                                         03; 8/15/03; 11/24/03; 2/1/04;
                                         8/4/04; 8/10/04; 12/13/04;
                                         12/31/04; 5/9/05; 6/10/05;
                                         6/17/05; 7/25/05; 8/31/05;
                                         12/2/05; 2/8/06; 8/25/06;
                                         12/11/06; 5/1/07; 8/24/07;
                                         9/19/07; 10/19/07; 2/15/08;
                                         6/20/08; 7/21/08; 8/15/08;
                                         11/13/08; 12/1/08; 1/15/09;
                                         6/8/09; 8/17/09; 8/18/09; 9/3/
                                         09; 9/25/09; 1/7/10; 2/1/10;
                                         2/5/10; 6/14/10; 8/25/10;
                                         12/15/10; 12/29/10; 2/11/11
------------------------------------------------------------------------------------------------------------------------------------


                                                                  APPENDIX I I-3

------------------------------------------------------------------------------------------------------------------------------------
                                                               PRODUCT DISTRIBUTOR
                   -----------------------------------------------------------------------------------------------------------------
                   AXA ADVISORS                                            AXA DISTRIBUTORS
                   -----------------------------------------------------------------------------------------------------------------
                   PROSPECTUS AND SAI                                      PROSPECTUS AND SAI
PRODUCT NAME       DATES                 SUPPLEMENT DATES                  DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)     9/2/99(3)             6/23/00; 9/1/00; 9/6/00; 10/13/   8/2/99(3)           9/1/00; 9/6/00; 10/13/00; 2/9/
Plus(SM)           10/18/99(3)           00; 2/9/01; 3/19/01; 7/30/01;     10/18/99(3)         01; 3/19/01; 7/30/01; 9/1/01;
                   5/1/00(3)             9/1/01; 1/14/02; 2/22/02; 7/15/   5/1/00(3)           1/14/02; 2/22/02; 7/15/02;
                                         02; 8/20/02; 1/6/03; 2/20/03;                         8/20/02; 1/6/03; 2/20/03; 5/15/
                                         5/15/03; 8/15/03; 11/24/03;                           03; 8/15/03; 11/24/03; 2/1/04;
                                         2/1/04; 8/4/04; 8/10/04; 12/13/                       8/4/04; 8/10/04; 12/13/04;
                                         04; 12/31/04; 5/9/05; 6/10/05;                        12/31/04; 5/9/05; 6/10/05;
                                         6/17/05; 7/25/05; 8/31/05;                            6/17/05; 7/25/05; 8/31/05;
                                         12/2/05; 2/8/06; 8/25/06;                             12/2/05; 2/8/06; 8/25/06;
                                         12/11/06; 5/1/07; 8/24/07;                            12/11/06; 5/1/07; 8/24/07;
                                         9/19/07; 10/19/07; 2/15/08;                           9/19/07; 10/19/07; 2/15/08;
                                         6/20/08; 7/21/08; 8/15/08;                            6/20/08; 7/21/08; 8/15/08;
                                         11/13/08; 12/1/08; 1/15/09;                           11/13/08; 12/1/08; 1/15/09;
                                         6/8/09; 8/17/09; 8/18/09; 9/3/                        6/8/09; 8/17/09; 8/18/09; 9/3/
                                         09; 9/25/09; 1/7/10; 2/1/10;                          09; 9/25/09; 1/7/10; 2/1/10;
                                         2/5/10; 6/14/10; 8/25/10;                             2/5/10; 6/14/10; 8/25/10;
                                         12/15/10; 12/29/10; 2/11/11                           12/15/10; 12/29/10; 2/11/11
                   -----------------------------------------------------------------------------------------------------------------
                   5/1/01(3)             7/30/01(4); 9/1/01; 12/14/01;     5/1/01(3)           5/1/01; 7/30/01(4); 9/1/01;
                                         1/14/02; 2/22/02; 7/15/02;                            12/14/01;
                                         8/20/02; 1/6/03; 2/20/03; 5/15/                       1/14/02; 2/22/02; 7/15/02;
                                         03; 8/15/03; 11/24/03; 2/1/04;                        8/20/02; 1/6/03; 2/20/03; 5/15/
                                         8/4/04; 8/10/04; 12/13/04;                            03; 8/15/03; 11/24/03; 2/1/04;
                                         12/31/04; 5/9/05; 6/10/05;                            8/4/04; 8/10/04; 12/13/04;
                                         6/17/05; 7/25/05; 8/31/05;                            12/31/04; 5/9/05; 6/10/05;
                                         12/2/05; 2/8/06; 8/25/06;                             6/17/05; 7/25/05; 8/31/05;
                                         12/11/06; 5/1/07; 8/24/07;                            12/2/05; 2/8/06; 8/25/06;
                                         9/19/07; 10/19/07; 2/15/08;                           12/11/06; 5/1/07; 8/24/07;
                                         6/20/08; 7/21/08; 8/15/08;                            9/19/07; 10/19/07; 2/15/08;
                                         11/13/08; 12/1/08; 1/15/09;                           6/20/08; 7/21/08; 8/15/08;
                                         6/8/09; 8/17/09; 8/18/09; 9/3/                        11/13/08; 12/1/08; 1/15/09;
                                         09; 9/25/09; 1/7/10; 2/1/10;                          6/8/09; 8/17/09; 8/18/09; 9/3/
                                         2/5/10; 6/14/10; 8/25/10;                             09; 9/25/09; 1/7/10; 2/1/10;
                                         12/15/10; 12/29/10; 2/11/11                           2/5/10; 6/14/10; 8/25/10;
                                                                                               12/15/10; 12/29/10; 2/11/11
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)     8/13/01(3)            9/1/01; 10/1/01(6); 12/14/01;     8/13/01(3)          9/1/01; 10/1/01(6); 12/14/01;
Elite(SM)                                1/14/02; 2/22/02; 7/15/02;                            1/14/02; 2/22/02; 7/15/02;
                                         8/20/02; 11/11/02; 1/6/03;                            8/20/02; 11/11/02; 1/6/03;
                                         2/20/03; 5/15/03; 8/15/03;                            2/20/03; 5/15/03; 8/15/03;
                                         11/24/03; 2/1/04; 8/4/04; 8/10/                       11/24/03; 2/1/04; 8/4/04; 8/10/
                                         04; 12/13/04; 12/31/04; 5/9/                          04; 12/13/04; 12/31/04; 5/9/05;
                                         05; 6/10/05; 6/17/05; 7/25/05;                        6/10/05; 6/17/05; 7/25/05;
                                         8/31/05; 12/2/05; 2/8/06; 8/25/                       8/31/05; 12/2/05; 2/8/06; 8/25/
                                         06; 12/11/06; 5/1/07; 8/24/07;                        06; 12/11/06; 5/1/07; 8/24/07;
                                         9/19/07; 10/19/07; 6/20/08;                           9/19/07; 10/19/07; 2/15/08;
                                         7/21/08; 8/15/08; 11/13/08;                           6/20/08; 7/21/08; 8/15/08;
                                         12/1/08; 1/15/09; 6/8/09; 8/17/                       11/13/08; 12/1/08; 1/15/09;
                                         09; 8/18/09; 9/3/09; 9/25/09;                         6/8/09; 8/17/09; 8/18/09; 9/3/
                                         1/7/10; 2/1/10; 2/5/10; 6/14/                         09; 9/25/09; 1/7/10; 2/1/10;
                                         10; 8/25/10; 12/15/10; 12/29/                         2/5/10; 6/14/10; 8/25/10;
                                         10; 2/11/11                                           12/15/10; 12/29/10; 2/11/11
------------------------------------------------------------------------------------------------------------------------------------


(1) applies to Accumulator(R) contracts issued in Oregon only.
(2) applies to Accumulator(R) Select(SM) only.
(3) applies to non-2002 Series only.
(4) applies to contracts issued in Washington only.
(5) applies to Accumulator(R) Select(SM) and Select(SM) II contracts issued in New York only.
(6) applies to contracts issued in New York only.

I-4 APPENDIX I

Statement of additional information

TABLE OF CONTENTS


                                                                           PAGE
Who is AXA Equitable?                                                         2
Custodian and Independent Registered Public Accounting Firm                   2
Distribution of the Contracts                                                 2
Calculating Unit Values                                                       2
Financial Statements                                                          2


HOW TO OBTAIN AN ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION

Send this request form to:

 Retirement Service Solutions
 P.O. Box 1547
 Secaucus, NJ 07096-1547
--------------------------------------------------------------------------------
Please send me a combined Accumulator(R) series SAI dated May 1, 2011


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                                            State   Zip


                                                                         SAI 13A

                                                                          E13522

AXA Equitable Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2011 FOR


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


o   INCOME MANAGERSM ACCUMULATOR(R)      o   ACCUMULATOR(R) PLUS(SM)
o   INCOME MANAGERSM ROLLOVER IRA        o   ACCUMULATOR(R) ELITE(SM)
o   ACCUMULATOR(R) (IRA, NQ, QP)         o   ACCUMULATOR(R) SELECT(SM)
o   ACCUMULATOR(R)

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2011. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.



TABLE OF CONTENTS



Who is AXA Equitable?                                         2
Custodian and Independent Registered Public Accounting Firm   2
Distribution of the Contracts                                 2
Calculating Unit Values                                       2
Financial statements                                          2



              Copyright 2011 AXA Equitable Life Insurance Company.
    All rights reserved. Accumulator(R) is a registered service mark of
                     AXA Equitable Life Insurance Company.


SAI 13A                                                                   e13522

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each Separate Account at December 31, 2010 and for each of the two years in the period ended December 31, 2010, and the consolidated financial statements of AXA Equitable at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $399,625,078 in 2010, $429,091,474 in 2009 and $750,235,874 in 2008, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $10,963,063, $40,223,293 and $81,519,894, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2010, 2009 and 2008. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 45 and Separate Account No. 49, $576,147,169 in 2010, $557,277,070 in 2009 and $677,871,467 in 2008. Of these amounts, AXA Advisors retained $364,376,758, $306,063,542 and $356,304,358, respectively.



CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:
                                      (a)
                                     -----  - c
                                      (b)
where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.



ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.


The financial statements of Separate Accounts No. 45 and 49, respectively, list investment options not currently offered under these contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2010.................FSA-3
   Statements of Operations for the Year Ended December 31, 2010..........FSA-22
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2010 and 2009............................................FSA-33
   Notes to Financial Statements..........................................FSA-55


AXA EQUITABLE LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009...................F-2
   Consolidated Statements of Earnings (Loss), Years Ended
    December 31, 2010, 2009 and 2008.........................................F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
    2009 and 2008............................................................F-5
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
    December 31, 2010, 2009 and 2008.........................................F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
    2009 and 2008............................................................F-7
   Notes to Consolidated Financial Statements................................F-9

                                     FSA-1
                                                                          e13350

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45, as listed in Note 1 to such financial statements at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 25, 2011

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010


                                                          AXA AGGRESSIVE  AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                           ALLOCATION*       ALLOCATION*          ALLOCATION*
                                                         --------------- ------------------ -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $24,118,165       $49,047,947          $42,770,971
Receivable for The Trusts shares sold...................            --            18,370                   --
Receivable for policy-related transactions..............         4,867                --               48,199
                                                           -----------       -----------          -----------
  Total assets..........................................    24,123,032        49,066,317           42,819,170
                                                           -----------       -----------          -----------
LIABILITIES:
Payable for The Trusts shares purchased.................         4,867                --               48,199
Payable for policy-related transactions.................            --            18,370                   --
                                                           -----------       -----------          -----------
  Total liabilities.....................................         4,867            18,370               48,199
                                                           -----------       -----------          -----------
NET ASSETS..............................................   $24,118,165       $49,047,947          $42,770,971
                                                           ===========       ===========          ===========
NET ASSETS:
Accumulation Units......................................    24,104,484        49,040,212           42,764,593
Retained by AXA Equitable in Separate Account No. 45....        13,681             7,735                6,378
                                                           -----------       -----------          -----------
TOTAL NET ASSETS........................................   $24,118,165       $49,047,947          $42,770,971
                                                           ===========       ===========          ===========
Investments in shares of The Trusts, at cost............   $24,630,715       $49,011,340          $41,887,653
The Trusts shares held
 Class A................................................            --                --                   --
 Class B................................................     2,404,693         5,129,454            4,446,629



                                                          AXA MODERATE   AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN
                                                           ALLOCATION*      ALLOCATION*         INTERNATIONAL*
                                                         -------------- ------------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value......  $243,926,586      $114,728,655          $71,671,467
Receivable for The Trusts shares sold...................        85,038                --               28,199
Receivable for policy-related transactions..............            --            59,929                   --
                                                          ------------      ------------          -----------
  Total assets..........................................   244,011,624       114,788,584           71,699,666
                                                          ------------      ------------          -----------
LIABILITIES:
Payable for The Trusts shares purchased.................            --            59,929                   --
Payable for policy-related transactions.................        85,038                --               28,199
                                                          ------------      ------------          -----------
  Total liabilities.....................................        85,038            59,929               28,199
                                                          ------------      ------------          -----------
NET ASSETS..............................................  $243,926,586      $114,728,655          $71,671,467
                                                          ============      ============          ===========
NET ASSETS:
Accumulation Units......................................   242,548,460       114,722,233           71,637,582
Retained by AXA Equitable in Separate Account No. 45....     1,378,126             6,422               33,885
                                                          ------------      ------------          -----------
TOTAL NET ASSETS........................................  $243,926,586      $114,728,655          $71,671,467
                                                          ============      ============          ===========
Investments in shares of The Trusts, at cost............  $265,539,615      $129,612,913          $82,618,226
The Trusts shares held
 Class A................................................     2,196,861                --              986,950
 Class B................................................    16,031,274        11,074,092            7,464,954

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/ALLIANCEBERNSTEIN  EQ/AXA FRANKLIN   EQ/BLACKROCK
                                                                   SMALL CAP           SMALL CAP       BASIC VALUE
                                                                    GROWTH*           VALUE CORE*        EQUITY*
                                                             --------------------- ----------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........      $59,274,611          $1,399,299     $73,352,679
Receivable for The Trusts shares sold.......................          100,643                  53           6,279
Receivable for policy-related transactions..................               --                  --              --
                                                                  -----------          ----------     -----------
  Total assets..............................................       59,375,254           1,399,352      73,358,958
                                                                  -----------          ----------     -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................               --                  --              --
Payable for policy-related transactions.....................          100,643                  53           6,279
                                                                  -----------          ----------     -----------
  Total liabilities.........................................          100,643                  53           6,279
                                                                  -----------          ----------     -----------
NET ASSETS..................................................      $59,274,611          $1,399,299     $73,352,679
                                                                  ===========          ==========     ===========
NET ASSETS:
Accumulation Units..........................................       59,225,378           1,399,138      73,317,418
Retained by AXA Equitable in Separate Account No. 45........           49,233                 161          35,261
                                                                  -----------          ----------     -----------
TOTAL NET ASSETS............................................      $59,274,611          $1,399,299     $73,352,679
                                                                  ===========          ==========     ===========
Investments in shares of The Trusts, at cost................      $52,294,775          $1,142,515     $76,625,857
THE TRUSTS SHARES HELD
 Class A....................................................          187,411                  --              --
 Class B....................................................        3,548,564             136,821       5,359,997


                                                                  EQ/BLACKROCK       EQ/BOSTON ADVISORS        EQ/CALVERT
                                                              INTERNATIONAL VALUE*     EQUITY INCOME*     SOCIALLY RESPONSIBLE*
                                                             ---------------------- -------------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........       $35,633,196           $6,829,185             $555,543
Receivable for The Trusts shares sold.......................             2,521                  265                   23
Receivable for policy-related transactions..................                --                   --                   --
                                                                   -----------           ----------             --------
  Total assets..............................................        35,635,717            6,829,450              555,566
                                                                   -----------           ----------             --------
LIABILITIES:
Payable for The Trusts shares purchased.....................                --                   --                   --
Payable for policy-related transactions.....................             2,521                  265                   23
                                                                   -----------           ----------             --------
  Total liabilities.........................................             2,521                  265                   23
                                                                   -----------           ----------             --------
NET ASSETS..................................................       $35,633,196           $6,829,185             $555,543
                                                                   ===========           ==========             ========
NET ASSETS:
Accumulation Units..........................................        35,598,603            6,791,324              545,083
Retained by AXA Equitable in Separate Account No. 45........            34,593               37,861               10,460
                                                                   -----------           ----------             --------
TOTAL NET ASSETS............................................       $35,633,196           $6,829,185             $555,543
                                                                   ===========           ==========             ========
Investments in shares of The Trusts, at cost................       $42,783,709           $6,339,349             $593,718
THE TRUSTS SHARES HELD
 Class A....................................................                --                   --                   --
 Class B....................................................         3,044,276            1,296,036               77,234

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                 EQ/CAPITAL          EQ/CAPITAL         EQ/COMMON
                                                              GUARDIAN GROWTH*   GUARDIAN RESEARCH*   STOCK INDEX*
                                                             ------------------ -------------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $3,685,935          $37,014,397      $207,341,864
Receivable for The Trusts shares sold.......................            149               17,450            35,456
Receivable for policy-related transactions..................             --                   --                --
                                                                 ----------          -----------      ------------
  Total assets..............................................      3,686,084           37,031,847       207,377,320
                                                                 ----------          -----------      ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --                   --                --
Payable for policy-related transactions.....................            149               17,450            35,456
                                                                 ----------          -----------      ------------
  Total liabilities.........................................            149               17,450            35,456
                                                                 ----------          -----------      ------------
NET ASSETS..................................................     $3,685,935          $37,014,397      $207,341,864
                                                                 ==========          ===========      ============
NET ASSETS:
Accumulation Units..........................................      3,672,605           36,969,173       207,327,324
Retained by AXA Equitable in Separate Account No. 45........         13,330               45,224            14,540
                                                                 ----------          -----------      ------------
TOTAL NET ASSETS............................................     $3,685,935          $37,014,397      $207,341,864
                                                                 ==========          ===========      ============
Investments in shares of The Trusts, at cost................     $3,684,322          $39,738,631      $249,016,884
THE TRUSTS SHARES HELD
 Class A....................................................             --                   --         1,877,052
 Class B....................................................        280,304            3,044,948        11,083,041


                                                                EQ/CORE      EQ/DAVIS NEW     EQ/EQUITY
                                                              BOND INDEX*   YORK VENTURE*    500 INDEX*
                                                             ------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $30,562,897     $5,325,064    $66,024,044
Receivable for The Trusts shares sold.......................        1,206            203         50,106
Receivable for policy-related transactions..................           --             --             --
                                                              -----------     ----------    -----------
  Total assets..............................................   30,564,103      5,325,267     66,074,150
                                                              -----------     ----------    -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           --             --             --
Payable for policy-related transactions.....................        1,206            203         50,106
                                                              -----------     ----------    -----------
  Total liabilities.........................................        1,206            203         50,106
                                                              -----------     ----------    -----------
NET ASSETS..................................................  $30,562,897     $5,325,064    $66,024,044
                                                              ===========     ==========    ===========
NET ASSETS:
Accumulation Units..........................................   30,556,819      5,324,355     65,960,436
Retained by AXA Equitable in Separate Account No. 45........        6,078            709         63,608
                                                              -----------     ----------    -----------
TOTAL NET ASSETS............................................  $30,562,897     $5,325,064    $66,024,044
                                                              ===========     ==========    ===========
Investments in shares of The Trusts, at cost................  $32,286,442     $4,628,349    $69,449,203
THE TRUSTS SHARES HELD
 Class A....................................................           --             --             --
 Class B....................................................    3,143,239        546,965      3,024,130

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                EQ/EQUITY      EQ/FRANKLIN         EQ/FRANKLIN
                                                              GROWTH PLUS*   CORE BALANCED*   TEMPLETON ALLOCATION*
                                                             -------------- ---------------- -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $35,569,306      $15,491,506          $5,898,709
Receivable for The Trusts shares sold.......................       13,207              604                 232
Receivable for policy-related transactions..................           --               --                  --
                                                              -----------      -----------          ----------
  Total assets..............................................   35,582,513       15,492,110           5,898,941
                                                              -----------      -----------          ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           --               --                  --
Payable for policy-related transactions.....................       13,207              604                 232
                                                              -----------      -----------          ----------
  Total liabilities.........................................       13,207              604                 232
                                                              -----------      -----------          ----------
NET ASSETS..................................................  $35,569,306      $15,491,506          $5,898,709
                                                              ===========      ===========          ==========
NET ASSETS:
Accumulation Units..........................................   35,491,959       15,491,070           5,898,176
Retained by AXA Equitable in Separate Account No. 45........       77,347              436                 533
                                                              -----------      -----------          ----------
TOTAL NET ASSETS............................................  $35,569,306      $15,491,506          $5,898,709
                                                              ===========      ===========          ==========
Investments in shares of The Trusts, at cost................  $37,210,431      $14,908,712          $5,393,084
THE TRUSTS SHARES HELD
 Class A....................................................           --               --                  --
 Class B....................................................    2,380,108        1,807,916             757,059


                                                              EQ/GAMCO MERGERS &   EQ/GAMCO SMALL     EQ/GLOBAL
                                                                 ACQUISITIONS*     COMPANY VALUE*    BOND PLUS*
                                                             -------------------- ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........      $6,480,622         $34,666,807    $15,159,299
Receivable for The Trusts shares sold.......................          10,393                  --             --
Receivable for policy-related transactions..................              --              46,313          1,208
                                                                  ----------         -----------    -----------
  Total assets..............................................       6,491,015          34,713,120     15,160,507
                                                                  ----------         -----------    -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --              46,313          1,208
Payable for policy-related transactions.....................          10,393                  --             --
                                                                  ----------         -----------    -----------
  Total liabilities.........................................          10,393              46,313          1,208
                                                                  ----------         -----------    -----------
NET ASSETS..................................................      $6,480,622         $34,666,807    $15,159,299
                                                                  ==========         ===========    ===========
NET ASSETS:
Accumulation Units..........................................       6,476,777          34,567,147     15,158,688
Retained by AXA Equitable in Separate Account No. 45........           3,845              99,660            611
                                                                  ----------         -----------    -----------
Total net assets............................................      $6,480,622         $34,666,807    $15,159,299
                                                                  ==========         ===========    ===========
Investments in shares of The Trusts, at cost................      $6,013,402         $25,340,129    $14,963,501
THE TRUSTS SHARES HELD
 Class A....................................................              --                  --             --
 Class B....................................................         519,810             886,757      1,523,286

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                 EQ/INTERMEDIATE
                                                                EQ/GLOBAL        GOVERNMENT BOND   EQ/INTERNATIONAL
                                                          MULTI-SECTOR EQUITY*        INDEX*          CORE PLUS*
                                                         ---------------------- ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value......       $59,142,247         $52,236,911        $15,226,555
Receivable for The Trusts shares sold...................             3,346              12,275              4,029
Receivable for policy-related transactions..............                --                  --                 --
                                                               -----------         -----------        -----------
  Total assets..........................................        59,145,593          52,249,186         15,230,584
                                                               -----------         -----------        -----------
LIABILITIES:
Payable for The Trusts shares purchased.................                --                  --                 --
Payable for policy-related transactions.................             3,346              12,275              4,029
                                                               -----------         -----------        -----------
  Total liabilities.....................................             3,346              12,275              4,029
                                                               -----------         -----------        -----------
NET ASSETS..............................................       $59,142,247         $52,236,911        $15,226,555
                                                               ===========         ===========        ===========
NET ASSETS:
Accumulation Units......................................        59,101,257          52,218,869         15,186,919
Retained by AXA Equitable in Separate Account No. 45....            40,990              18,042             39,636
                                                               -----------         -----------        -----------
TOTAL NET ASSETS........................................       $59,142,247         $52,236,911        $15,226,555
                                                               ===========         ===========        ===========
Investments in shares of The Trusts, at cost............       $64,735,447         $52,384,479        $14,940,415
THE TRUSTS SHARES HELD
 Class A................................................                --             238,037                 --
 Class B................................................         4,741,910           5,079,291          1,583,253


                                                          EQ/INTERNATIONAL   EQ/JPMORGAN VALUE   EQ/LARGE CAP
                                                               GROWTH*         OPPORTUNITIES*     CORE PLUS*
                                                         ------------------ ------------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $11,472,425        $17,094,805      $5,388,189
Receivable for The Trusts shares sold...................              --                 --             265
Receivable for policy-related transactions..............           5,134                849              --
                                                             -----------        -----------      ----------
  Total assets..........................................      11,477,559         17,095,654       5,388,454
                                                             -----------        -----------      ----------
LIABILITIES:
Payable for The Trusts shares purchased.................           5,134                294              --
Payable for policy-related transactions.................              --                 --             265
                                                             -----------        -----------      ----------
  Total liabilities.....................................           5,134                294             265
                                                             -----------        -----------      ----------
NET ASSETS..............................................     $11,472,425        $17,095,360      $5,388,189
                                                             ===========        ===========      ==========
NET ASSETS:
Accumulation Units......................................      11,470,475         17,095,360       5,381,789
Retained by AXA Equitable in Separate Account No. 45....           1,950                 --           6,400
                                                             -----------        -----------      ----------
TOTAL NET ASSETS........................................     $11,472,425        $17,095,360      $5,388,189
                                                             ===========        ===========      ==========
Investments in shares of The Trusts, at cost............     $ 9,790,712        $19,998,253      $6,374,172
THE TRUSTS SHARES HELD
 Class A................................................              --                 --              --
 Class B................................................       1,765,114          1,745,234         746,380

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                              GROWTH INDEX*   GROWTH PLUS*   VALUE INDEX*
                                                             --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $43,566,973    $51,186,035     $2,613,177
Receivable for The Trusts shares sold.......................         5,760          6,248            100
Receivable for policy-related transactions..................            --             --             --
                                                               -----------    -----------     ----------
  Total assets..............................................    43,572,733     51,192,283      2,613,277
                                                               -----------    -----------     ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --             --             --
Payable for policy-related transactions.....................         5,760          6,248            100
                                                               -----------    -----------     ----------
  Total liabilities.........................................         5,760          6,248            100
                                                               -----------    -----------     ----------
NET ASSETS..................................................   $43,566,973    $51,186,035     $2,613,177
                                                               ===========    ===========     ==========
NET ASSETS:
Accumulation Units..........................................    43,550,274     51,177,517      2,612,139
Retained by AXA Equitable in Separate Account No. 45........        16,699          8,518          1,038
                                                               -----------    -----------     ----------
TOTAL NET ASSETS............................................   $43,566,973    $51,186,035     $2,613,177
                                                               ===========    ===========     ==========
Investments in shares of The Trusts, at cost................   $37,942,381    $53,218,823     $2,454,511
THE TRUSTS SHARES HELD
 Class A....................................................            --             --             --
 Class B....................................................     5,092,182      3,075,863        497,736


                                                              EQ/LARGE CAP     EQ/LORD ABBETT     EQ/LORD ABBETT
                                                               VALUE PLUS*   GROWTH AND INCOME*   LARGE CAP CORE*
                                                             -------------- -------------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $173,915,421       $3,425,174         $5,049,292
Receivable for The Trusts shares sold.......................        33,488              136                197
Receivable for policy-related transactions..................            --               --                 --
                                                              ------------       ----------         ----------
  Total assets..............................................   173,948,909        3,425,310          5,049,489
                                                              ------------       ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --               --                 --
Payable for policy-related transactions.....................        33,488              136                197
                                                              ------------       ----------         ----------
  Total liabilities.........................................        33,488              136                197
                                                              ------------       ----------         ----------
NET ASSETS..................................................  $173,915,421       $3,425,174         $5,049,292
                                                              ============       ==========         ==========
NET ASSETS:
Accumulation Units..........................................   173,842,504        3,423,422          5,048,218
Retained by AXA Equitable in Separate Account No. 45........        72,917            1,752              1,074
                                                              ------------       ----------         ----------
TOTAL NET ASSETS............................................  $173,915,421       $3,425,174         $5,049,292
                                                              ============       ==========         ==========
Investments in shares of The Trusts, at cost................  $235,377,870       $2,992,161         $4,105,224
THE TRUSTS SHARES HELD
 Class A....................................................     1,490,072               --                 --
 Class B....................................................    15,612,521          331,045            417,236

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               EQ/MID CAP     EQ/MID CAP     EQ/MONEY
                                                                 INDEX*      VALUE PLUS*      MARKET*
                                                             -------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $32,037,982    $66,226,523   $76,452,963
Receivable for The Trusts shares sold.......................       10,645          3,190            --
Receivable for policy-related transactions..................           --             --       284,118
                                                              -----------    -----------   -----------
  Total assets..............................................   32,048,627     66,229,713    76,737,081
                                                              -----------    -----------   -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           --             --       284,118
Payable for policy-related transactions.....................       10,645          3,190            --
                                                              -----------    -----------   -----------
  Total liabilities.........................................       10,645          3,190       284,118
                                                              -----------    -----------   -----------
NET ASSETS..................................................  $32,037,982    $66,226,523   $76,452,963
                                                              ===========    ===========   ===========
NET ASSETS:
Accumulation Units..........................................   32,026,535     66,194,552    76,427,447
Retained by AXA Equitable in Separate Account No. 45........       11,447         31,971        25,516
                                                              -----------    -----------   -----------
TOTAL NET ASSETS............................................  $32,037,982    $66,226,523   $76,452,963
                                                              ===========    ===========   ===========
Investments in shares of The Trusts, at cost................  $36,113,708    $73,654,800   $76,451,090
THE TRUSTS SHARES HELD
 Class A....................................................           --             --     6,559,525
 Class B....................................................    3,856,442      6,650,632    69,881,958


                                                                 EQ/MONTAG &     EQ/MORGAN STANLEY       EQ/MUTUAL
                                                              CALDWELL GROWTH*    MID CAP GROWTH*    LARGE CAP EQUITY*
                                                             ------------------ ------------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $6,681,417         $21,975,499         $3,475,068
Receivable for The Trusts shares sold.......................            259              86,317                133
Receivable for policy-related transactions..................             --                  --                 --
                                                                 ----------         -----------         ----------
  Total assets..............................................      6,681,676          22,061,816          3,475,201
                                                                 ----------         -----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --                  --                 --
Payable for policy-related transactions.....................            259              88,483                133
                                                                 ----------         -----------         ----------
  Total liabilities.........................................            259              88,483                133
                                                                 ----------         -----------         ----------
NET ASSETS..................................................     $6,681,417         $21,973,333         $3,475,068
                                                                 ==========         ===========         ==========
NET ASSETS:
Accumulation Units..........................................      6,679,158          21,971,943          3,474,811
Retained by AXA Equitable in Separate Account No. 45........          2,259               1,390                257
                                                                 ----------         -----------         ----------
TOTAL NET ASSETS............................................     $6,681,417         $21,973,333         $3,475,068
                                                                 ==========         ===========         ==========
Investments in shares of The Trusts, at cost................     $5,479,155         $16,195,846         $3,667,716
THE TRUSTS SHARES HELD
 Class A....................................................             --                  --                 --
 Class B....................................................      1,091,243           1,280,705            394,650

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/OPPENHEIMER  EQ/PIMCO ULTRA    EQ/QUALITY
                                                                 GLOBAL*        SHORT BOND*     BOND PLUS*
                                                             --------------- ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $5,207,708      $39,347,613    $17,595,869
Receivable for The Trusts shares sold.......................            --               --        130,778
Receivable for policy-related transactions..................         4,948            4,458             --
                                                                ----------      -----------    -----------
  Total assets..............................................     5,212,656       39,352,071     17,726,647
                                                                ----------      -----------    -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................         4,873            4,458             --
Payable for policy-related transactions.....................            --               --        130,778
                                                                ----------      -----------    -----------
  Total liabilities.........................................         4,873            4,458        130,778
                                                                ----------      -----------    -----------
NET ASSETS..................................................    $5,207,783      $39,347,613    $17,595,869
                                                                ==========      ===========    ===========
NET ASSETS:
Accumulation Units..........................................     5,207,783       39,345,548     17,587,899
Retained by AXA Equitable in Separate Account No. 45........            --            2,065          7,970
                                                                ----------      -----------    -----------
TOTAL NET ASSETS............................................    $5,207,783      $39,347,613    $17,595,869
                                                                ==========      ===========    ===========
Investments in shares of The Trusts, at cost................    $4,492,281      $39,455,925    $18,260,398
THE TRUSTS SHARES HELD
 Class A....................................................            --               --             --
 Class B....................................................       493,248        3,951,977      2,066,720


                                                                 EQ/SMALL      EQ/T. ROWE PRICE    EQ/TEMPLETON
                                                              COMPANY INDEX*     GROWTH STOCK*    GLOBAL EQUITY*
                                                             ---------------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $20,055,728       $14,922,518       $2,579,428
Receivable for The Trusts shares sold.......................            879               611               98
Receivable for policy-related transactions..................             --                --               --
                                                                -----------       -----------       ----------
  Total assets..............................................     20,056,607        14,923,129        2,579,526
                                                                -----------       -----------       ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --                --               --
Payable for policy-related transactions.....................            879               611               98
                                                                -----------       -----------       ----------
  Total liabilities.........................................            879               611               98
                                                                -----------       -----------       ----------
NET ASSETS..................................................    $20,055,728       $14,922,518       $2,579,428
                                                                ===========       ===========       ==========
NET ASSETS:
Accumulation Units..........................................     20,034,519        14,903,615        2,579,380
Retained by AXA Equitable in Separate Account No. 45........         21,209            18,903               48
                                                                -----------       -----------       ----------
TOTAL NET ASSETS............................................    $20,055,728       $14,922,518       $2,579,428
                                                                ===========       ===========       ==========
Investments in shares of The Trusts, at cost................    $18,517,587       $13,253,509       $2,296,773
THE TRUSTS SHARES HELD
 Class A....................................................             --                --               --
 Class B....................................................      1,906,337           725,430          298,605

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                              EQ/WELLS FARGO
                                                            EQ/UBS GROWTH &   EQ/VAN KAMPEN     ADVANTAGE
                                                                INCOME*         COMSTOCK*     OMEGA GROWTH*
                                                           ----------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $1,625,540       $5,531,503     $14,440,163
Receivable for The Trusts shares sold.....................             64              171             914
Receivable for policy-related transactions................             --               --              --
                                                               ----------       ----------     -----------
  Total assets............................................      1,625,604        5,531,674      14,441,077
                                                               ----------       ----------     -----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --               --              --
Payable for policy-related transactions...................             64              171             914
                                                               ----------       ----------     -----------
  Total liabilities.......................................             64              171             914
                                                               ----------       ----------     -----------
NET ASSETS................................................     $1,625,540       $5,531,503     $14,440,163
                                                               ==========       ==========     ===========
NET ASSETS:
Accumulation Units........................................      1,621,850        5,525,302      14,435,610
Retained by AXA Equitable in Separate Account No. 45......          3,690            6,201           4,553
                                                               ----------       ----------     -----------
TOTAL NET ASSETS..........................................     $1,625,540       $5,531,503     $14,440,163
                                                               ==========       ==========     ===========
Investments in shares of The Trusts, at cost..............     $1,505,273       $4,733,292     $11,914,424
THE TRUSTS SHARES HELD
 Class A..................................................             --               --              --
 Class B..................................................        273,071          578,888       1,405,283


                                                               MULTIMANAGER      MULTIMANAGER       MULTIMANAGER
                                                            AGGRESSIVE EQUITY*    CORE BOND*    INTERNATIONAL EQUITY*
                                                           -------------------- -------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $37,491,298      $39,194,098         $12,307,185
Receivable for The Trusts shares sold.....................            3,275               --                 483
Receivable for policy-related transactions................               --           81,311                  --
                                                                -----------      -----------         -----------
  Total assets............................................       37,494,573       39,275,409          12,307,668
                                                                -----------      -----------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................               --           81,311                  --
Payable for policy-related transactions...................            3,275               --                 483
                                                                -----------      -----------         -----------
  Total liabilities.......................................            3,275           81,311                 483
                                                                -----------      -----------         -----------
NET ASSETS................................................      $37,491,298      $39,194,098         $12,307,185
                                                                ===========      ===========         ===========
NET ASSETS:
Accumulation Units........................................       37,442,752       39,155,574          12,294,437
Retained by AXA Equitable in Separate Account No. 45......           48,546           38,524              12,748
                                                                -----------      -----------         -----------
TOTAL NET ASSETS..........................................      $37,491,298      $39,194,098         $12,307,185
                                                                ===========      ===========         ===========
Investments in shares of The Trusts, at cost..............      $39,819,170      $38,494,749         $14,649,127
THE TRUSTS SHARES HELD
 Class A..................................................          272,183               --                  --
 Class B..................................................        1,120,242        3,732,998           1,117,169

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              MULTIMANAGER
                                                                LARGE CAP      MULTIMANAGER       MULTIMANAGER
                                                              CORE EQUITY*   LARGE CAP VALUE*   MID CAP GROWTH*
                                                             -------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $3,899,984       $10,908,300       $12,058,266
Receivable for The Trusts shares sold.......................          118             9,087               477
Receivable for policy-related transactions..................           --                --                --
                                                               ----------       -----------       -----------
  Total assets..............................................    3,900,102        10,917,387        12,058,743
                                                               ----------       -----------       -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           --                --                --
Payable for policy-related transactions.....................          118             9,087               477
                                                               ----------       -----------       -----------
  Total liabilities.........................................          118             9,087               477
                                                               ----------       -----------       -----------
NET ASSETS..................................................   $3,899,984       $10,908,300       $12,058,266
                                                               ==========       ===========       ===========
NET ASSETS:
Accumulation Units..........................................    3,811,671        10,899,053        12,040,072
Retained by AXA Equitable in Separate Account No. 45........       88,313             9,247            18,194
                                                               ----------       -----------       -----------
TOTAL NET ASSETS............................................   $3,899,984       $10,908,300       $12,058,266
                                                               ==========       ===========       ===========
Investments in shares of The Trusts, at cost................   $4,090,112       $11,986,758       $10,947,193
THE TRUSTS SHARES HELD
 Class A....................................................           --                --                --
 Class B....................................................      383,421         1,114,981         1,341,548


                                                               MULTIMANAGER       MULTIMANAGER        MULTIMANAGER
                                                              MID CAP VALUE*   MULTI-SECTOR BOND*   SMALL CAP GROWTH*
                                                             ---------------- -------------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $13,600,607        $41,354,939         $5,261,750
Receivable for The Trusts shares sold.......................            539              3,660                208
Receivable for policy-related transactions..................             --                 --                 --
                                                                -----------        -----------         ----------
  Total assets..............................................     13,601,146         41,358,599          5,261,958
                                                                -----------        -----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --                 --                 --
Payable for policy-related transactions.....................            539              3,660                208
                                                                -----------        -----------         ----------
  Total liabilities.........................................            539              3,660                208
                                                                -----------        -----------         ----------
NET ASSETS..................................................    $13,600,607        $41,354,939         $5,261,750
                                                                ===========        ===========         ==========
NET ASSETS:
Accumulation Units..........................................     13,591,551         41,331,446          5,177,498
Retained by AXA Equitable in Separate Account No. 45........          9,056             23,493             84,252
                                                                -----------        -----------         ----------
TOTAL NET ASSETS............................................    $13,600,607        $41,354,939         $5,261,750
                                                                ===========        ===========         ==========
Investments in shares of The Trusts, at cost................    $10,680,096        $54,254,979         $3,941,693
THE TRUSTS SHARES HELD
 Class A....................................................             --            461,672                 --
 Class B....................................................      1,377,785         10,232,899            596,053

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                  MULTIMANAGER       MULTIMANAGER
                                                                SMALL CAP VALUE*      TECHNOLOGY*
                                                               ------------------   --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........       $12,449,559       $23,614,817
Receivable for The Trusts shares sold.......................             1,681           107,722
Receivable for policy-related transactions..................                --                --
                                                                   -----------       -----------
  Total assets..............................................        12,451,240        23,722,539
                                                                   -----------       -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................                --                --
Payable for policy-related transactions.....................             1,681           107,722
                                                                   -----------       -----------
  Total liabilities.........................................             1,681           107,722
                                                                   -----------       -----------
NET ASSETS..................................................       $12,449,559       $23,614,817
                                                                   ===========       ===========
NET ASSETS:
Accumulation Units..........................................        12,430,345        23,547,846
Retained by AXA Equitable in Separate Account No. 45........            19,214            66,971
                                                                   -----------       -----------
TOTAL NET ASSETS............................................       $12,449,559       $23,614,817
                                                                   ===========       ===========
Investments in shares of The Trusts, at cost................       $11,720,331       $18,885,081
THE TRUSTS SHARES HELD
 Class A....................................................                --                --
 Class B....................................................         1,153,301         1,843,641

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010 (CONTINUED)



The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.



                                                 CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                                -------------------- -------------- ------------ --------------------------
AXA AGGRESSIVE ALLOCATION....................            0.50%             B           $ 12.29               --
AXA AGGRESSIVE ALLOCATION....................            1.15%             B           $ 11.75              493
AXA AGGRESSIVE ALLOCATION....................            1.35%             B           $ 11.58              748
AXA AGGRESSIVE ALLOCATION....................            1.55%             B           $ 11.42              715
AXA AGGRESSIVE ALLOCATION....................            1.60%             B           $ 11.38              130
AXA AGGRESSIVE ALLOCATION....................            1.70%             B           $ 12.51               --

AXA CONSERVATIVE ALLOCATION..................            0.50%             B           $ 12.16               --
AXA CONSERVATIVE ALLOCATION..................            1.15%             B           $ 11.63            1,212
AXA CONSERVATIVE ALLOCATION..................            1.35%             B           $ 11.47            1,316
AXA CONSERVATIVE ALLOCATION..................            1.55%             B           $ 11.31            1,265
AXA CONSERVATIVE ALLOCATION..................            1.60%             B           $ 11.27              481
AXA CONSERVATIVE ALLOCATION..................            1.70%             B           $ 11.71               12

AXA CONSERVATIVE-PLUS ALLOCATION.............            0.50%             B           $ 12.11               --
AXA CONSERVATIVE-PLUS ALLOCATION.............            1.15%             B           $ 11.57              824
AXA CONSERVATIVE-PLUS ALLOCATION.............            1.35%             B           $ 11.41            1,003
AXA CONSERVATIVE-PLUS ALLOCATION.............            1.55%             B           $ 11.25            1,057
AXA CONSERVATIVE-PLUS ALLOCATION.............            1.60%             B           $ 11.21              875
AXA CONSERVATIVE-PLUS ALLOCATION.............            1.70%             B           $ 11.85                7

AXA MODERATE ALLOCATION......................            1.15%             A           $ 54.49              521
AXA MODERATE ALLOCATION......................            0.50%             B           $ 60.28                1
AXA MODERATE ALLOCATION......................            1.15%             B           $ 51.18              668
AXA MODERATE ALLOCATION......................            1.35%             B           $ 48.66            1,688
AXA MODERATE ALLOCATION......................            1.55%             B           $ 46.26            1,358
AXA MODERATE ALLOCATION......................            1.60%             B           $ 45.68              761
AXA MODERATE ALLOCATION......................            1.70%             B           $ 44.54                4

AXA MODERATE-PLUS ALLOCATION.................            0.50%             B           $ 12.54               --
AXA MODERATE-PLUS ALLOCATION.................            1.15%             B           $ 11.99            1,896
AXA MODERATE-PLUS ALLOCATION.................            1.35%             B           $ 11.82            3,183
AXA MODERATE-PLUS ALLOCATION.................            1.55%             B           $ 11.66            3,447
AXA MODERATE-PLUS ALLOCATION.................            1.60%             B           $ 11.62            1,222
AXA MODERATE-PLUS ALLOCATION.................            1.70%             B           $ 12.74               --

EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........            1.15%             A           $ 13.74              617
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........            0.50%             B           $ 14.70                1
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........            1.15%             B           $ 13.26              697
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........            1.35%             B           $ 12.84            1,762
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........            1.55%             B           $ 12.44            1,710
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........            1.60%             B           $ 12.34              802
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........            1.70%             B           $ 12.15                6

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........            1.15%             A           $ 21.35              144
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........            0.50%             B           $ 22.59                1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........            1.15%             B           $ 20.66              577
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........            1.35%             B           $ 20.09              635
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........            1.55%             B           $ 19.54            1,213
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........            1.60%             B           $ 19.41              392
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........            1.70%             B           $ 19.14                7

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........            0.50%             B           $ 10.31               --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........            1.15%             B           $ 10.02               38
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........            1.35%             B           $  9.94               62

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                               -------------------- -------------- ------------ --------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........            1.55%             B            $   9.85              21
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........            1.60%             B            $   9.83              20
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........            1.70%             B            $   9.79              --

EQ/BLACKROCK BASIC VALUE EQUITY.............            0.50%             B            $  24.18               1
EQ/BLACKROCK BASIC VALUE EQUITY.............            1.15%             B            $  22.11             668
EQ/BLACKROCK BASIC VALUE EQUITY.............            1.35%             B            $  21.50           1,217
EQ/BLACKROCK BASIC VALUE EQUITY.............            1.55%             B            $  20.92           1,061
EQ/BLACKROCK BASIC VALUE EQUITY.............            1.60%             B            $  20.77             479
EQ/BLACKROCK BASIC VALUE EQUITY.............            1.70%             B            $  20.49              12

EQ/BLACKROCK INTERNATIONAL VALUE............            0.50%             B            $  21.16              --
EQ/BLACKROCK INTERNATIONAL VALUE............            1.15%             B            $  19.35             397
EQ/BLACKROCK INTERNATIONAL VALUE............            1.35%             B            $  18.82             682
EQ/BLACKROCK INTERNATIONAL VALUE............            1.55%             B            $  18.30             605
EQ/BLACKROCK INTERNATIONAL VALUE............            1.60%             B            $  18.18             219
EQ/BLACKROCK INTERNATIONAL VALUE............            1.70%             B            $  17.93               1

EQ/BOSTON ADVISORS EQUITY INCOME............            0.50%             B            $   6.45              --
EQ/BOSTON ADVISORS EQUITY INCOME............            1.15%             B            $   5.96             235
EQ/BOSTON ADVISORS EQUITY INCOME............            1.35%             B            $   5.82             412
EQ/BOSTON ADVISORS EQUITY INCOME............            1.55%             B            $   5.68             350
EQ/BOSTON ADVISORS EQUITY INCOME............            1.60%             B            $   5.64             179
EQ/BOSTON ADVISORS EQUITY INCOME............            1.70%             B            $   5.57              --

EQ/CALVERT SOCIALLY RESPONSIBLE.............            0.50%             B            $   8.54              --
EQ/CALVERT SOCIALLY RESPONSIBLE.............            1.15%             B            $   7.92               5
EQ/CALVERT SOCIALLY RESPONSIBLE.............            1.35%             B            $   7.74              19
EQ/CALVERT SOCIALLY RESPONSIBLE.............            1.55%             B            $   7.57              43
EQ/CALVERT SOCIALLY RESPONSIBLE.............            1.60%             B            $   7.52               5
EQ/CALVERT SOCIALLY RESPONSIBLE.............            1.70%             B            $   7.44              --

EQ/CAPITAL GUARDIAN GROWTH..................            0.50%             B            $  13.23              --
EQ/CAPITAL GUARDIAN GROWTH..................            1.15%             B            $  12.09              42
EQ/CAPITAL GUARDIAN GROWTH..................            1.35%             B            $  11.76              83
EQ/CAPITAL GUARDIAN GROWTH..................            1.55%             B            $  11.44              95
EQ/CAPITAL GUARDIAN GROWTH..................            1.60%             B            $  11.36              97
EQ/CAPITAL GUARDIAN GROWTH..................            1.70%             B            $  11.21              --

EQ/CAPITAL GUARDIAN RESEARCH................            0.50%             B            $  12.78               1
EQ/CAPITAL GUARDIAN RESEARCH................            1.15%             B            $  11.84             645
EQ/CAPITAL GUARDIAN RESEARCH................            1.35%             B            $  11.56           1,230
EQ/CAPITAL GUARDIAN RESEARCH................            1.55%             B            $  11.29             921
EQ/CAPITAL GUARDIAN RESEARCH................            1.60%             B            $  11.22             418
EQ/CAPITAL GUARDIAN RESEARCH................            1.70%             B            $  11.09               1

EQ/COMMON STOCK INDEX.......................            1.15%             A            $ 243.35             125
EQ/COMMON STOCK INDEX.......................            0.50%             B            $ 295.18               4
EQ/COMMON STOCK INDEX.......................            1.15%             B            $ 234.81             200
EQ/COMMON STOCK INDEX.......................            1.35%             B            $ 218.78             336
EQ/COMMON STOCK INDEX.......................            1.55%             B            $ 203.81             180
EQ/COMMON STOCK INDEX.......................            1.60%             B            $ 200.24              92
EQ/COMMON STOCK INDEX.......................            1.70%             B            $ 193.27               1

EQ/CORE BOND INDEX..........................            0.50%             B            $  15.47               1
EQ/CORE BOND INDEX..........................            1.15%             B            $  14.21             371
EQ/CORE BOND INDEX..........................            1.35%             B            $  13.84             629

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                            CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                           -------------------- -------------- ------------ --------------------------
EQ/CORE BOND INDEX......................            1.55%              B          $ 13.48               752
EQ/CORE BOND INDEX......................            1.60%              B          $ 13.39               475
EQ/CORE BOND INDEX......................            1.70%              B          $ 13.22                 5

EQ/DAVIS NEW YORK VENTURE...............            0.50%              B          $  9.97                --
EQ/DAVIS NEW YORK VENTURE...............            1.15%              B          $  9.69               164
EQ/DAVIS NEW YORK VENTURE...............            1.35%              B          $  9.61               143
EQ/DAVIS NEW YORK VENTURE...............            1.55%              B          $  9.52               199
EQ/DAVIS NEW YORK VENTURE...............            1.60%              B          $  9.50                46
EQ/DAVIS NEW YORK VENTURE...............            1.70%              B          $  9.46                 3

EQ/EQUITY 500 INDEX.....................            1.15%              A          $ 28.78                --
EQ/EQUITY 500 INDEX.....................            0.50%              B          $ 31.06                --
EQ/EQUITY 500 INDEX.....................            1.15%              B          $ 27.81               368
EQ/EQUITY 500 INDEX.....................            1.35%              B          $ 26.88             1,137
EQ/EQUITY 500 INDEX.....................            1.55%              B          $ 25.98               647
EQ/EQUITY 500 INDEX.....................            1.60%              B          $ 25.76               320
EQ/EQUITY 500 INDEX.....................            1.70%              B          $ 25.32                 4

EQ/EQUITY GROWTH PLUS...................            0.50%              B          $ 16.92                --
EQ/EQUITY GROWTH PLUS...................            1.15%              B          $ 15.91               409
EQ/EQUITY GROWTH PLUS...................            1.35%              B          $ 15.61               841
EQ/EQUITY GROWTH PLUS...................            1.55%              B          $ 15.32               711
EQ/EQUITY GROWTH PLUS...................            1.60%              B          $ 15.25               323
EQ/EQUITY GROWTH PLUS...................            1.70%              B          $ 15.10                 3

EQ/FRANKLIN CORE BALANCED...............            0.50%              B          $ 10.36                --
EQ/FRANKLIN CORE BALANCED...............            1.15%              B          $ 10.07               320
EQ/FRANKLIN CORE BALANCED...............            1.35%              B          $  9.99               474
EQ/FRANKLIN CORE BALANCED...............            1.55%              B          $  9.90               506
EQ/FRANKLIN CORE BALANCED...............            1.60%              B          $  9.88               253
EQ/FRANKLIN CORE BALANCED...............            1.70%              B          $  9.83                 3

EQ/FRANKLIN TEMPLETON ALLOCATION........            0.50%              B          $  8.43                --
EQ/FRANKLIN TEMPLETON ALLOCATION........            1.15%              B          $  8.24                98
EQ/FRANKLIN TEMPLETON ALLOCATION........            1.35%              B          $  8.18               269
EQ/FRANKLIN TEMPLETON ALLOCATION........            1.55%              B          $  8.12               227
EQ/FRANKLIN TEMPLETON ALLOCATION........            1.60%              B          $  8.10               129
EQ/FRANKLIN TEMPLETON ALLOCATION........            1.70%              B          $  8.07                --

EQ/GAMCO MERGERS & ACQUISITIONS.........            0.50%              B          $ 13.17                44
EQ/GAMCO MERGERS & ACQUISITIONS.........            1.15%              B          $ 12.69                79
EQ/GAMCO MERGERS & ACQUISITIONS.........            1.35%              B          $ 12.55               154
EQ/GAMCO MERGERS & ACQUISITIONS.........            1.55%              B          $ 12.40               161
EQ/GAMCO MERGERS & ACQUISITIONS.........            1.60%              B          $ 12.37                75
EQ/GAMCO MERGERS & ACQUISITIONS.........            1.70%              B          $ 12.30                 3

EQ/GAMCO SMALL COMPANY VALUE............            0.50%              B          $ 44.89                33
EQ/GAMCO SMALL COMPANY VALUE............            1.15%              B          $ 38.75               173
EQ/GAMCO SMALL COMPANY VALUE............            1.35%              B          $ 37.03               281
EQ/GAMCO SMALL COMPANY VALUE............            1.55%              B          $ 35.38               297
EQ/GAMCO SMALL COMPANY VALUE............            1.60%              B          $ 34.98               155
EQ/GAMCO SMALL COMPANY VALUE............            1.70%              B          $ 34.20                 1

EQ/GLOBAL BOND PLUS.....................            0.50%              B          $ 12.43                --
EQ/GLOBAL BOND PLUS.....................            1.15%              B          $ 12.01               244
EQ/GLOBAL BOND PLUS.....................            1.35%              B          $ 11.97               367

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                 CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                                -------------------- -------------- ------------ --------------------------
EQ/GLOBAL BOND PLUS..........................            1.55%             B           $ 11.76                 446
EQ/GLOBAL BOND PLUS..........................            1.60%             B           $ 11.73                 220
EQ/GLOBAL BOND PLUS..........................            1.70%             B           $ 11.67                  --

EQ/GLOBAL MULTI-SECTOR EQUITY................            0.50%             B           $ 20.28                  --
EQ/GLOBAL MULTI-SECTOR EQUITY................            1.15%             B           $ 18.58                 591
EQ/GLOBAL MULTI-SECTOR EQUITY................            1.35%             B           $ 18.08               1,142
EQ/GLOBAL MULTI-SECTOR EQUITY................            1.55%             B           $ 17.60               1,057
EQ/GLOBAL MULTI-SECTOR EQUITY................            1.60%             B           $ 17.48                 504
EQ/GLOBAL MULTI-SECTOR EQUITY................            1.70%             B           $ 17.25                   2

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........            1.15%             A           $ 21.79                 108
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........            0.50%             B           $ 23.97                  --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........            1.15%             B           $ 21.06                 252
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........            1.35%             B           $ 20.23                 565
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........            1.55%             B           $ 19.44               1,042
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........            1.60%             B           $ 19.24                 650
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........            1.70%             B           $ 18.86                  20

EQ/INTERNATIONAL CORE PLUS...................            0.50%             B           $ 14.28                 115
EQ/INTERNATIONAL CORE PLUS...................            1.15%             B           $ 13.23                 200
EQ/INTERNATIONAL CORE PLUS...................            1.35%             B           $ 12.92                 357
EQ/INTERNATIONAL CORE PLUS...................            1.55%             B           $ 12.62                 360
EQ/INTERNATIONAL CORE PLUS...................            1.60%             B           $ 12.54                 139
EQ/INTERNATIONAL CORE PLUS...................            1.70%             B           $ 12.39                  --

EQ/INTERNATIONAL GROWTH......................            0.50%             B           $ 15.51                  --
EQ/INTERNATIONAL GROWTH......................            1.15%             B           $ 14.95                 229
EQ/INTERNATIONAL GROWTH......................            1.35%             B           $ 14.78                 227
EQ/INTERNATIONAL GROWTH......................            1.55%             B           $ 14.61                 211
EQ/INTERNATIONAL GROWTH......................            1.60%             B           $ 14.57                 111
EQ/INTERNATIONAL GROWTH......................            1.70%             B           $ 14.48                  --

EQ/JPMORGAN VALUE OPPORTUNITIES..............            0.50%             B           $ 15.13                  --
EQ/JPMORGAN VALUE OPPORTUNITIES..............            1.15%             B           $ 13.83                 375
EQ/JPMORGAN VALUE OPPORTUNITIES..............            1.35%             B           $ 13.45                 505
EQ/JPMORGAN VALUE OPPORTUNITIES..............            1.55%             B           $ 13.09                 226
EQ/JPMORGAN VALUE OPPORTUNITIES..............            1.60%             B           $ 13.00                 153
EQ/JPMORGAN VALUE OPPORTUNITIES..............            1.70%             B           $ 12.82                  13

EQ/LARGE CAP CORE PLUS.......................            0.50%             B           $ 10.43                   2
EQ/LARGE CAP CORE PLUS.......................            1.15%             B           $  9.64                  45
EQ/LARGE CAP CORE PLUS.......................            1.35%             B           $  9.41                 192
EQ/LARGE CAP CORE PLUS.......................            1.55%             B           $  9.18                 221
EQ/LARGE CAP CORE PLUS.......................            1.60%             B           $  9.13                 120
EQ/LARGE CAP CORE PLUS.......................            1.70%             B           $  9.02                  --

EQ/LARGE CAP GROWTH INDEX....................            0.50%             B           $  8.40                  --
EQ/LARGE CAP GROWTH INDEX....................            1.15%             B           $  7.78                 472
EQ/LARGE CAP GROWTH INDEX....................            1.35%             B           $  7.60               2,261
EQ/LARGE CAP GROWTH INDEX....................            1.55%             B           $  7.42               1,989
EQ/LARGE CAP GROWTH INDEX....................            1.60%             B           $  7.37               1,064
EQ/LARGE CAP GROWTH INDEX....................            1.70%             B           $  7.29                  14

EQ/LARGE CAP GROWTH PLUS.....................            0.50%             B           $ 17.71                   1
EQ/LARGE CAP GROWTH PLUS.....................            1.15%             B           $ 16.19                 614
EQ/LARGE CAP GROWTH PLUS.....................            1.35%             B           $ 15.75               1,494

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                            CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                           -------------------- -------------- ------------ --------------------------
EQ/LARGE CAP GROWTH PLUS................            1.55%             B           $ 15.32                 773
EQ/LARGE CAP GROWTH PLUS................            1.60%             B           $ 15.21                 384
EQ/LARGE CAP GROWTH PLUS................            1.70%             B           $ 15.00                   1

EQ/LARGE CAP VALUE INDEX................            0.50%             B           $  6.18                  --
EQ/LARGE CAP VALUE INDEX................            1.15%             B           $  5.97                  69
EQ/LARGE CAP VALUE INDEX................            1.35%             B           $  5.99                 225
EQ/LARGE CAP VALUE INDEX................            1.55%             B           $  5.84                  81
EQ/LARGE CAP VALUE INDEX................            1.60%             B           $  5.83                  60
EQ/LARGE CAP VALUE INDEX................            1.70%             B           $  5.80                   5

EQ/LARGE CAP VALUE PLUS.................            1.15%             A           $  6.79               2,235
EQ/LARGE CAP VALUE PLUS.................            0.50%             B           $ 13.95                   3
EQ/LARGE CAP VALUE PLUS.................            1.15%             B           $  6.72               4,205
EQ/LARGE CAP VALUE PLUS.................            1.15%             B           $ 12.81                  --
EQ/LARGE CAP VALUE PLUS.................            1.35%             B           $ 12.48               4,243
EQ/LARGE CAP VALUE PLUS.................            1.55%             B           $ 12.15               4,413
EQ/LARGE CAP VALUE PLUS.................            1.60%             B           $ 12.07               1,925
EQ/LARGE CAP VALUE PLUS.................            1.70%             B           $ 11.91                  46

EQ/LORD ABBETT GROWTH AND INCOME........            0.50%             B           $ 11.10                  --
EQ/LORD ABBETT GROWTH AND INCOME........            1.15%             B           $ 10.69                  42
EQ/LORD ABBETT GROWTH AND INCOME........            1.35%             B           $ 10.57                 109
EQ/LORD ABBETT GROWTH AND INCOME........            1.55%             B           $ 10.45                  81
EQ/LORD ABBETT GROWTH AND INCOME........            1.60%             B           $ 10.42                  93
EQ/LORD ABBETT GROWTH AND INCOME........            1.70%             B           $ 10.36                  --

EQ/LORD ABBETT LARGE CAP CORE...........            0.50%             B           $ 12.76                  --
EQ/LORD ABBETT LARGE CAP CORE...........            1.15%             B           $ 12.29                  91
EQ/LORD ABBETT LARGE CAP CORE...........            1.35%             B           $ 12.15                 125
EQ/LORD ABBETT LARGE CAP CORE...........            1.55%             B           $ 12.01                 115
EQ/LORD ABBETT LARGE CAP CORE...........            1.60%             B           $ 11.98                  84
EQ/LORD ABBETT LARGE CAP CORE...........            1.70%             B           $ 11.91                   1

EQ/MID CAP INDEX........................            0.50%             B           $ 12.49                   2
EQ/MID CAP INDEX........................            1.15%             B           $ 11.67                 347
EQ/MID CAP INDEX........................            1.35%             B           $ 11.43                 687
EQ/MID CAP INDEX........................            1.55%             B           $ 11.20               1,260
EQ/MID CAP INDEX........................            1.60%             B           $ 11.14                 527
EQ/MID CAP INDEX........................            1.70%             B           $ 11.02                  12

EQ/MID CAP VALUE PLUS...................            0.50%             B           $ 18.49                   2
EQ/MID CAP VALUE PLUS...................            1.15%             B           $ 16.91                 882
EQ/MID CAP VALUE PLUS...................            1.35%             B           $ 16.45                 948
EQ/MID CAP VALUE PLUS...................            1.55%             B           $ 16.00               1,611
EQ/MID CAP VALUE PLUS...................            1.60%             B           $ 15.88                 617
EQ/MID CAP VALUE PLUS...................            1.70%             B           $ 15.67                   7

EQ/MONEY MARKET.........................            1.15%             A           $ 32.62                 201
EQ/MONEY MARKET.........................            0.00%             B           $ 44.43                  32
EQ/MONEY MARKET.........................            0.50%             B           $ 38.33                  --
EQ/MONEY MARKET.........................            1.15%             B           $ 31.61                 416
EQ/MONEY MARKET.........................            1.35%             B           $ 29.78                 571
EQ/MONEY MARKET.........................            1.55%             B           $ 28.05                 661
EQ/MONEY MARKET.........................            1.60%             B           $ 27.63                 647
EQ/MONEY MARKET.........................            1.70%             B           $ 26.82                  70

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                            CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                           -------------------- -------------- ------------ --------------------------
EQ/MONTAG & CALDWELL GROWTH.............            0.50%             B           $  5.87               --
EQ/MONTAG & CALDWELL GROWTH.............            1.15%             B           $  5.42              260
EQ/MONTAG & CALDWELL GROWTH.............            1.35%             B           $  5.29              414
EQ/MONTAG & CALDWELL GROWTH.............            1.55%             B           $  5.16              466
EQ/MONTAG & CALDWELL GROWTH.............            1.60%             B           $  5.13              131
EQ/MONTAG & CALDWELL GROWTH.............            1.70%             B           $  5.07               --

EQ/MORGAN STANLEY MID CAP GROWTH........            0.50%             B           $ 17.77               80
EQ/MORGAN STANLEY MID CAP GROWTH........            1.15%             B           $ 17.12              335
EQ/MORGAN STANLEY MID CAP GROWTH........            1.35%             B           $ 16.92              332
EQ/MORGAN STANLEY MID CAP GROWTH........            1.55%             B           $ 16.73              367
EQ/MORGAN STANLEY MID CAP GROWTH........            1.60%             B           $ 16.68              182
EQ/MORGAN STANLEY MID CAP GROWTH........            1.70%             B           $ 16.59                1

EQ/MUTUAL LARGE CAP EQUITY..............            0.50%             B           $  9.28               --
EQ/MUTUAL LARGE CAP EQUITY..............            1.15%             B           $  9.02               83
EQ/MUTUAL LARGE CAP EQUITY..............            1.35%             B           $  8.94              164
EQ/MUTUAL LARGE CAP EQUITY..............            1.55%             B           $  8.86               96
EQ/MUTUAL LARGE CAP EQUITY..............            1.60%             B           $  8.84               47
EQ/MUTUAL LARGE CAP EQUITY..............            1.70%             B           $  8.80               --

EQ/OPPENHEIMER GLOBAL...................            0.50%             B           $ 10.90               --
EQ/OPPENHEIMER GLOBAL...................            1.15%             B           $ 10.60               95
EQ/OPPENHEIMER GLOBAL...................            1.35%             B           $ 10.51              162
EQ/OPPENHEIMER GLOBAL...................            1.55%             B           $ 10.42              173
EQ/OPPENHEIMER GLOBAL...................            1.60%             B           $ 10.39               67
EQ/OPPENHEIMER GLOBAL...................            1.70%             B           $ 10.35               --

EQ/PIMCO ULTRA SHORT BOND...............            0.50%             B           $ 11.40               --
EQ/PIMCO ULTRA SHORT BOND...............            1.15%             B           $ 10.98              702
EQ/PIMCO ULTRA SHORT BOND...............            1.35%             B           $ 10.85            1,111
EQ/PIMCO ULTRA SHORT BOND...............            1.55%             B           $ 10.73            1,201
EQ/PIMCO ULTRA SHORT BOND...............            1.60%             B           $ 10.70              608
EQ/PIMCO ULTRA SHORT BOND...............            1.70%             B           $ 10.64               16

EQ/QUALITY BOND PLUS....................            0.50%             B           $ 19.80               --
EQ/QUALITY BOND PLUS....................            1.15%             B           $ 17.69              176
EQ/QUALITY BOND PLUS....................            1.35%             B           $ 17.08              306
EQ/QUALITY BOND PLUS....................            1.55%             B           $ 16.49              351
EQ/QUALITY BOND PLUS....................            1.60%             B           $ 16.35              206
EQ/QUALITY BOND PLUS....................            1.70%             B           $ 16.06                5

EQ/SMALL COMPANY INDEX..................            0.50%             B           $ 18.62               --
EQ/SMALL COMPANY INDEX..................            1.15%             B           $ 17.10              207
EQ/SMALL COMPANY INDEX..................            1.35%             B           $ 16.66              480
EQ/SMALL COMPANY INDEX..................            1.55%             B           $ 16.22              370
EQ/SMALL COMPANY INDEX..................            1.60%             B           $ 16.12              152
EQ/SMALL COMPANY INDEX..................            1.70%             B           $ 15.91                2

EQ/T. ROWE PRICE GROWTH STOCK...........            0.50%             B           $ 19.50                1
EQ/T. ROWE PRICE GROWTH STOCK...........            1.15%             B           $ 16.83               94
EQ/T. ROWE PRICE GROWTH STOCK...........            1.35%             B           $ 16.08              184
EQ/T. ROWE PRICE GROWTH STOCK...........            1.55%             B           $ 15.37              396
EQ/T. ROWE PRICE GROWTH STOCK...........            1.60%             B           $ 15.20              279
EQ/T. ROWE PRICE GROWTH STOCK...........            1.70%             B           $ 14.85                1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                 CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                                -------------------- -------------- ------------ --------------------------
EQ/TEMPLETON GLOBAL EQUITY...................            0.50%             B           $  8.97              --
EQ/TEMPLETON GLOBAL EQUITY...................            1.15%             B           $  8.72              77
EQ/TEMPLETON GLOBAL EQUITY...................            1.35%             B           $  8.64             106
EQ/TEMPLETON GLOBAL EQUITY...................            1.55%             B           $  8.57              86
EQ/TEMPLETON GLOBAL EQUITY...................            1.60%             B           $  8.55              31
EQ/TEMPLETON GLOBAL EQUITY...................            1.70%             B           $  8.51              --

EQ/UBS GROWTH & INCOME.......................            0.50%             B           $  5.97              --
EQ/UBS GROWTH & INCOME.......................            1.15%             B           $  5.51              48
EQ/UBS GROWTH & INCOME.......................            1.35%             B           $  5.38              97
EQ/UBS GROWTH & INCOME.......................            1.55%             B           $  5.25             112
EQ/UBS GROWTH & INCOME.......................            1.60%             B           $  5.21              47
EQ/UBS GROWTH & INCOME.......................            1.70%             B           $  5.15              --

EQ/VAN KAMPEN COMSTOCK.......................            0.50%             B           $ 10.78             176
EQ/VAN KAMPEN COMSTOCK.......................            1.15%             B           $ 10.39              47
EQ/VAN KAMPEN COMSTOCK.......................            1.35%             B           $ 10.27             116
EQ/VAN KAMPEN COMSTOCK.......................            1.55%             B           $ 10.15             105
EQ/VAN KAMPEN COMSTOCK.......................            1.60%             B           $ 10.12              86
EQ/VAN KAMPEN COMSTOCK.......................            1.70%             B           $ 10.07              --

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH........            0.50%             B           $ 12.42             159
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH........            1.15%             B           $ 11.48             193
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH........            1.35%             B           $ 11.21             314
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH........            1.55%             B           $ 10.94             448
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH........            1.60%             B           $ 10.87             166
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH........            1.70%             B           $ 10.74              --

MULTIMANAGER AGGRESSIVE EQUITY...............            1.15%             A           $ 59.03             138
MULTIMANAGER AGGRESSIVE EQUITY...............            0.50%             B           $ 67.09              --
MULTIMANAGER AGGRESSIVE EQUITY...............            1.15%             B           $ 56.97             147
MULTIMANAGER AGGRESSIVE EQUITY...............            1.35%             B           $ 54.16             192
MULTIMANAGER AGGRESSIVE EQUITY...............            1.55%             B           $ 51.49             125
MULTIMANAGER AGGRESSIVE EQUITY...............            1.60%             B           $ 50.84              80
MULTIMANAGER AGGRESSIVE EQUITY...............            1.70%             B           $ 49.57               1

MULTIMANAGER CORE BOND.......................            0.50%             B           $ 14.74             111
MULTIMANAGER CORE BOND.......................            1.15%             B           $ 13.89             493
MULTIMANAGER CORE BOND.......................            1.35%             B           $ 13.64             813
MULTIMANAGER CORE BOND.......................            1.55%             B           $ 13.40             968
MULTIMANAGER CORE BOND.......................            1.60%             B           $ 13.34             493
MULTIMANAGER CORE BOND.......................            1.70%             B           $ 13.21               2

MULTIMANAGER INTERNATIONAL EQUITY............            0.50%             B           $ 14.29               1
MULTIMANAGER INTERNATIONAL EQUITY............            1.15%             B           $ 13.47             169
MULTIMANAGER INTERNATIONAL EQUITY............            1.35%             B           $ 13.23             280
MULTIMANAGER INTERNATIONAL EQUITY............            1.55%             B           $ 12.99             301
MULTIMANAGER INTERNATIONAL EQUITY............            1.60%             B           $ 12.93             185
MULTIMANAGER INTERNATIONAL EQUITY............            1.70%             B           $ 12.81              --

MULTIMANAGER LARGE CAP CORE EQUITY...........            0.50%             B           $ 11.84              --
MULTIMANAGER LARGE CAP CORE EQUITY...........            1.15%             B           $ 11.16              43
MULTIMANAGER LARGE CAP CORE EQUITY...........            1.35%             B           $ 10.96              89
MULTIMANAGER LARGE CAP CORE EQUITY...........            1.55%             B           $ 10.76             166
MULTIMANAGER LARGE CAP CORE EQUITY...........            1.60%             B           $ 10.71              53
MULTIMANAGER LARGE CAP CORE EQUITY...........            1.70%             B           $ 10.61               1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010


                                          CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                         -------------------- -------------- ------------ --------------------------
MULTIMANAGER LARGE CAP VALUE..........            0.50%             B           $ 13.24               --
MULTIMANAGER LARGE CAP VALUE..........            1.15%             B           $ 12.48              148
MULTIMANAGER LARGE CAP VALUE..........            1.35%             B           $ 12.25              275
MULTIMANAGER LARGE CAP VALUE..........            1.55%             B           $ 12.03              349
MULTIMANAGER LARGE CAP VALUE..........            1.60%             B           $ 11.98              123
MULTIMANAGER LARGE CAP VALUE..........            1.70%             B           $ 11.87               --

MULTIMANAGER MID CAP GROWTH...........            0.50%             B           $ 12.70               --
MULTIMANAGER MID CAP GROWTH...........            1.15%             B           $ 11.97              216
MULTIMANAGER MID CAP GROWTH...........            1.35%             B           $ 11.76              245
MULTIMANAGER MID CAP GROWTH...........            1.55%             B           $ 11.54              414
MULTIMANAGER MID CAP GROWTH...........            1.60%             B           $ 11.49              154
MULTIMANAGER MID CAP GROWTH...........            1.70%             B           $ 11.39                2

MULTIMANAGER MID CAP VALUE............            0.50%             B           $ 16.46               --
MULTIMANAGER MID CAP VALUE............            1.15%             B           $ 15.52              150
MULTIMANAGER MID CAP VALUE............            1.35%             B           $ 15.24              252
MULTIMANAGER MID CAP VALUE............            1.55%             B           $ 14.96              346
MULTIMANAGER MID CAP VALUE............            1.60%             B           $ 14.89              146
MULTIMANAGER MID CAP VALUE............            1.70%             B           $ 14.76                4

MULTIMANAGER MULTI-SECTOR BOND........            1.15%             A           $ 30.88               58
MULTIMANAGER MULTI-SECTOR BOND........            0.50%             B           $ 34.87               --
MULTIMANAGER MULTI-SECTOR BOND........            1.15%             B           $ 29.79              229
MULTIMANAGER MULTI-SECTOR BOND........            1.35%             B           $ 28.38              488
MULTIMANAGER MULTI-SECTOR BOND........            1.55%             B           $ 27.03              464
MULTIMANAGER MULTI-SECTOR BOND........            1.60%             B           $ 26.70              236
MULTIMANAGER MULTI-SECTOR BOND........            1.70%             B           $ 26.06                1

MULTIMANAGER SMALL CAP GROWTH.........            0.50%             B           $  9.52               --
MULTIMANAGER SMALL CAP GROWTH.........            1.15%             B           $  8.80               93
MULTIMANAGER SMALL CAP GROWTH.........            1.35%             B           $  8.58              226
MULTIMANAGER SMALL CAP GROWTH.........            1.55%             B           $  8.37              192
MULTIMANAGER SMALL CAP GROWTH.........            1.60%             B           $  8.32               98
MULTIMANAGER SMALL CAP GROWTH.........            1.70%             B           $  8.22               --

MULTIMANAGER SMALL CAP VALUE..........            0.50%             B           $ 18.36                1
MULTIMANAGER SMALL CAP VALUE..........            1.15%             B           $ 16.86              134
MULTIMANAGER SMALL CAP VALUE..........            1.35%             B           $ 16.42              276
MULTIMANAGER SMALL CAP VALUE..........            1.55%             B           $ 15.99              246
MULTIMANAGER SMALL CAP VALUE..........            1.60%             B           $ 15.89              105
MULTIMANAGER SMALL CAP VALUE..........            1.70%             B           $ 15.68                2

MULTIMANAGER TECHNOLOGY...............            0.50%             B           $ 12.65                1
MULTIMANAGER TECHNOLOGY...............            1.15%             B           $ 11.93              214
MULTIMANAGER TECHNOLOGY...............            1.35%             B           $ 11.71              430
MULTIMANAGER TECHNOLOGY...............            1.55%             B           $ 11.50              979
MULTIMANAGER TECHNOLOGY...............            1.60%             B           $ 11.45              409
MULTIMANAGER TECHNOLOGY...............            1.70%             B           $ 11.34                1

----------
The accompanying notes are an integral part of these financial statements.
* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.
** Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.


                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      AXA AGGRESSIVE  AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                       ALLOCATION*       ALLOCATION*          ALLOCATION*
                                                     --------------- ------------------ -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $     349,612      $1,024,833          $     824,719
 Expenses:
  Less: Asset-based charges.........................        316,769         605,604                563,486
                                                      -------------      ----------          -------------
NET INVESTMENT INCOME (LOSS)........................         32,843         419,229                261,233
                                                      -------------      ----------          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (2,864,238)       (428,714)            (1,767,760)
  Realized gain distribution from The Trusts........        526,079       2,021,094              1,239,654
                                                      -------------      ----------          -------------
 Net realized gain (loss)...........................     (2,338,159)      1,592,380               (528,106)
                                                      -------------      ----------          -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      4,893,805         460,210              3,180,974
                                                      -------------      ----------          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      2,555,646       2,052,590              2,652,868
                                                      -------------      ----------          -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   2,588,489      $2,471,819          $   2,914,101
                                                      =============      ==========          =============



                                                      AXA MODERATE   AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN
                                                       ALLOCATION*      ALLOCATION*         INTERNATIONAL*
                                                     -------------- ------------------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $  5,040,280     $  1,858,045           $1,585,725
 Expenses:
  Less: Asset-based charges.........................     3,012,779        1,560,783            1,011,670
                                                      ------------     ------------           ----------
NET INVESTMENT INCOME (LOSS)........................     2,027,501          297,262              574,055
                                                      ------------     ------------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (1,845,491)      (7,596,566)            (585,758)
  Realized gain distribution from The Trusts........     5,642,966        2,967,444                   --
                                                      ------------     ------------           ----------
 Net realized gain (loss)...........................     3,797,475       (4,629,122)            (585,758)
                                                      ------------     ------------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    13,736,771       14,683,884            2,273,963
                                                      ------------     ------------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    17,534,246       10,054,762            1,688,205
                                                      ------------     ------------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 19,561,747     $ 10,352,024           $2,262,260
                                                      ============     ============           ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/ALLIANCEBERNSTEIN  EQ/AXA FRANKLIN   EQ/BLACKROCK
                                                           SMALL CAP           SMALL CAP       BASIC VALUE
                                                            GROWTH*           VALUE CORE*        EQUITY*
                                                     --------------------- ----------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $     1,392          $   2,145       $  859,893
 Expenses:
  Less: Asset-based charges.........................          733,867             16,595        1,005,680
                                                          -----------          ---------       ----------
NET INVESTMENT INCOME (LOSS)........................         (732,475)           (14,450)        (145,787)
                                                          -----------          ---------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          108,008            219,766         (219,242)
  Realized gain distribution from The Trusts........               --                 --               --
                                                          -----------          ---------       ----------
 Net realized gain (loss)...........................          108,008            219,766         (219,242)
                                                          -----------          ---------       ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       15,057,923             26,870        7,406,762
                                                          -----------          ---------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       15,165,931            246,636        7,187,520
                                                          -----------          ---------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $14,433,456          $ 232,186       $7,041,733
                                                          ===========          =========       ==========


                                                                                EQ/BOSTON
                                                          EQ/BLACKROCK          ADVISORS           EQ/CALVERT
                                                      INTERNATIONAL VALUE*   EQUITY INCOME*   SOCIALLY RESPONSIBLE*
                                                     ---------------------- ---------------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $     256,919        $   147,467          $      267
 Expenses:
  Less: Asset-based charges.........................           492,689             87,543               8,104
                                                         -------------        -----------          ----------
NET INVESTMENT INCOME (LOSS)........................          (235,770)            59,924              (7,837)
                                                         -------------        -----------          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (3,026,517)          (780,286)            (81,765)
  Realized gain distribution from The Trusts........                --                 --                  --
                                                         -------------        -----------          ----------
 Net realized gain (loss)...........................        (3,026,517)          (780,286)            (81,765)
                                                         -------------        -----------          ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         4,677,217          1,553,580             136,701
                                                         -------------        -----------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         1,650,700            773,294              54,936
                                                         -------------        -----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $   1,414,930        $   833,218          $   47,099
                                                         =============        ===========          ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                         EQ/CAPITAL          EQ/CAPITAL          EQ/COMMON
                                                      GUARDIAN GROWTH*   GUARDIAN RESEARCH*    STOCK INDEX*
                                                     ------------------ -------------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  13,840          $  257,579         $  2,539,407
 Expenses:
  Less: Asset-based charges.........................       51,672             500,148            2,658,689
                                                        ---------          ----------         ------------
NET INVESTMENT INCOME (LOSS)........................      (37,832)           (242,569)            (119,282)
                                                        ---------          ----------         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (128,456)            197,353          (10,967,099)
  Realized gain distribution from The Trusts........           --                  --                   --
                                                        ---------          ----------         ------------
 Net realized gain (loss)...........................     (128,456)            197,353          (10,967,099)
                                                        ---------          ----------         ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      545,906           4,757,657           37,819,223
                                                        ---------          ----------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      417,450           4,955,010           26,852,124
                                                        ---------          ----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 379,618          $4,712,441         $ 26,732,842
                                                        =========          ==========         ============


                                                                        EQ/DAVIS
                                                         EQ/CORE        NEW YORK      EQ/EQUITY
                                                       BOND INDEX*      VENTURE*      500 INDEX*
                                                     --------------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $   680,045     $  39,865     $   865,689
 Expenses:
  Less: Asset-based charges.........................      472,957        71,083         903,999
                                                      -----------     ---------     -----------
NET INVESTMENT INCOME (LOSS)........................      207,088       (31,218)        (38,310)
                                                      -----------     ---------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (1,048,459)     (299,205)     (1,280,300)
  Realized gain distribution from The Trusts........           --            --              --
                                                      -----------     ---------     -----------
 Net realized gain (loss)...........................   (1,048,459)     (299,205)     (1,280,300)
                                                      -----------     ---------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    2,239,935       825,142       8,984,815
                                                      -----------     ---------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    1,191,476       525,937       7,704,515
                                                      -----------     ---------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 1,398,564     $ 494,719     $ 7,666,205
                                                      ===========     =========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010



                                                        EQ/EQUITY       EQ/FRANKLIN         EQ/FRANKLIN
                                                       GROWTH PLUS*   CORE BALANCED*   TEMPLETON ALLOCATION*
                                                     --------------- ---------------- -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $    96,961      $   460,004           $ 112,325
 Expenses:
  Less: Asset-based charges.........................      495,044          223,830              75,799
                                                      -----------      -----------           ---------
NET INVESTMENT INCOME (LOSS)........................     (398,083)         236,174              36,526
                                                      -----------      -----------           ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (1,513,240)      (1,362,952)           (489,412)
  Realized gain distribution from The Trusts........           --               --                  --
                                                      -----------      -----------           ---------
 Net realized gain (loss)...........................   (1,513,240)      (1,362,952)           (489,412)
                                                      -----------      -----------           ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................    6,259,267        2,561,271             872,692
                                                      -----------      -----------           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    4,746,027        1,198,319             383,280
                                                      -----------      -----------           ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 4,347,944      $ 1,434,493           $ 419,806
                                                      ===========      ===========           =========


                                                         EQ/GAMCO        EQ/GAMCO
                                                        MERGERS &     SMALL COMPANY    EQ/GLOBAL
                                                      ACQUISITIONS*       VALUE*       BOND PLUS*
                                                     --------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $      --      $  102,190     $   416,153
 Expenses:
  Less: Asset-based charges.........................       78,044         390,156         215,161
                                                        ---------      ----------     -----------
NET INVESTMENT INCOME (LOSS)........................      (78,044)       (287,966)        200,992
                                                        ---------      ----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (83,295)         33,914        (621,538)
  Realized gain distribution from The Trusts........      158,758              --              --
                                                        ---------      ----------     -----------
 Net realized gain (loss)...........................       75,463          33,914        (621,538)
                                                        ---------      ----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      464,332       8,145,847       1,087,489
                                                        ---------      ----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      539,795       8,179,761         465,951
                                                        ---------      ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 461,751      $7,891,795     $   666,943
                                                        =========      ==========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/GLOBAL     EQ/INTERMEDIATE
                                                       MULTI-SECTOR      GOVERNMENT     EQ/INTERNATIONAL
                                                         EQUITY*        BOND INDEX*        CORE PLUS*
                                                     --------------- ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $   623,141       $  641,623       $   256,150
 Expenses:
  Less: Asset-based charges.........................      831,238          845,774           200,906
                                                      -----------       ----------       -----------
NET INVESTMENT INCOME (LOSS)........................     (208,097)        (204,151)           55,244
                                                      -----------       ----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (3,638,047)        (187,156)       (2,228,155)
  Realized gain distribution from The Trusts........           --               --                --
                                                      -----------       ----------       -----------
 Net realized gain (loss)...........................   (3,638,047)        (187,156)       (2,228,155)
                                                      -----------       ----------       -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    9,027,115        2,002,022         3,188,204
                                                      -----------       ----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    5,389,068        1,814,866           960,049
                                                      -----------       ----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 5,180,971       $1,610,715       $ 1,015,293
                                                      ===========       ==========       ===========


                                                      EQ/INTERNATIONAL   EQ/JPMORGAN VALUE   EQ/LARGE CAP
                                                           GROWTH*         OPPORTUNITIES*     CORE PLUS*
                                                     ------------------ ------------------- -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $   89,409         $  209,940        $  50,935
 Expenses:
  Less: Asset-based charges.........................        132,416            232,273           76,176
                                                         ----------         ----------        ---------
NET INVESTMENT INCOME (LOSS)........................        (43,007)           (22,333)         (25,241)
                                                         ----------         ----------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (489,870)          (664,285)        (217,632)
  Realized gain distribution from The Trusts........             --                 --          384,347
                                                         ----------         ----------        ---------
 Net realized gain (loss)...........................       (489,870)          (664,285)         166,715
                                                         ----------         ----------        ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................      1,775,474          2,356,685          464,301
                                                         ----------         ----------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      1,285,604          1,692,400          631,016
                                                         ----------         ----------        ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $1,242,597         $1,670,067        $ 605,775
                                                         ==========         ==========        =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       EQ/LARGE CAP    EQ/LARGE CAP   EQ/LARGE CAP
                                                      GROWTH INDEX*    GROWTH PLUS*   VALUE INDEX*
                                                     --------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $   391,416      $   179,496     $  36,188
 Expenses:
  Less: Asset-based charges.........................      605,575          683,790        35,242
                                                      -----------      -----------     ---------
NET INVESTMENT INCOME (LOSS)........................     (214,159)        (504,294)          946
                                                      -----------      -----------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (1,220,473)      (2,645,774)     (647,749)
  Realized gain distribution from The Trusts........           --               --            --
                                                      -----------      -----------     ---------
 Net realized gain (loss)...........................   (1,220,473)      (2,645,774)     (647,749)
                                                      -----------      -----------     ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................    6,939,610        9,038,128       959,050
                                                      -----------      -----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    5,719,137        6,392,354       311,301
                                                      -----------      -----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 5,504,978      $ 5,888,060     $ 312,247
                                                      ===========      ===========     =========


                                                       EQ/LARGE CAP      EQ/LORD ABBETT     EQ/LORD ABBETT
                                                        VALUE PLUS*    GROWTH AND INCOME*   LARGE CAP CORE*
                                                     ---------------- -------------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  1,932,248       $  13,865          $  17,017
 Expenses:
  Less: Asset-based charges.........................      2,410,557          40,516             59,450
                                                       ------------       ---------          ---------
NET INVESTMENT INCOME (LOSS)........................       (478,309)        (26,651)           (42,433)
                                                       ------------       ---------          ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (11,304,352)       (329,416)            48,479
  Realized gain distribution from The Trusts........             --              --                 --
                                                       ------------       ---------          ---------
 Net realized gain (loss)...........................    (11,304,352)       (329,416)            48,479
                                                       ------------       ---------          ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................     29,678,504         754,846            506,965
                                                       ------------       ---------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     18,374,152         425,430            555,444
                                                       ------------       ---------          ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 17,895,843       $ 398,779          $ 513,011
                                                       ============       =========          =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/MID CAP      EQ/MID CAP       EQ/MONEY
                                                          INDEX*       VALUE PLUS*       MARKET*
                                                     --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $   214,082     $   613,324      $     7,063
 Expenses:
  Less: Asset-based charges.........................      442,644         905,796        1,218,257
                                                      -----------     -----------      -----------
NET INVESTMENT INCOME (LOSS)........................     (228,562)       (292,472)      (1,211,194)
                                                      -----------     -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (3,419,718)     (6,670,759)            (759)
  Realized gain distribution from The Trusts........           --              --               --
                                                      -----------     -----------      -----------
 Net realized gain (loss)...........................   (3,419,718)     (6,670,759)            (759)
                                                      -----------     -----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................   10,180,210      18,865,203            7,392
                                                      -----------     -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    6,760,492      12,194,444            6,633
                                                      -----------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 6,531,930     $11,901,972      $(1,204,561)
                                                      ===========     ===========      ===========


                                                         EQ/MONTAG &     EQ/MORGAN STANLEY   EQ/MUTUAL LARGE
                                                      CALDWELL GROWTH*    MID CAP GROWTH*      CAP EQUITY*
                                                     ------------------ ------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  37,448          $   19,037          $  62,326
 Expenses:
  Less: Asset-based charges.........................      100,068             220,931             50,060
                                                        ---------          ----------          ---------
NET INVESTMENT INCOME (LOSS)........................      (62,620)           (201,894)            12,266
                                                        ---------          ----------          ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (201,275)            804,181           (425,950)
  Realized gain distribution from The Trusts........           --              15,356                 --
                                                        ---------          ----------          ---------
 Net realized gain (loss)...........................     (201,275)            819,537           (425,950)
                                                        ---------          ----------          ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................      647,718           3,798,900            754,350
                                                        ---------          ----------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      446,443           4,618,437            328,400
                                                        ---------          ----------          ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 383,823          $4,416,543          $ 340,666
                                                        =========          ==========          =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/OPPENHEIMER       EQ/PIMCO        EQ/QUALITY
                                                         GLOBAL*      ULTRA SHORT BOND*    BOND PLUS*
                                                     --------------- ------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  24,798        $  135,495        $1,872,750
 Expenses:
  Less: Asset-based charges.........................       51,742           614,062           270,007
                                                        ---------        ----------        ----------
NET INVESTMENT INCOME (LOSS)........................      (26,944)         (478,567)        1,602,743
                                                        ---------        ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       27,307          (868,137)         (330,501)
  Realized gain distribution from The Trusts........           --                --                --
                                                        ---------        ----------        ----------
 Net realized gain (loss)...........................       27,307          (868,137)         (330,501)
                                                        ---------        ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      498,132         1,105,198          (386,274)
                                                        ---------        ----------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      525,439           237,061          (716,775)
                                                        ---------        ----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 498,495        $ (241,506)       $  885,968
                                                        =========        ==========        ==========


                                                         EQ/SMALL      EQ/T. ROWE PRICE    EQ/TEMPLETON
                                                      COMPANY INDEX*     GROWTH STOCK*    GLOBAL EQUITY*
                                                     ---------------- ------------------ ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   170,730       $       --        $  34,660
 Expenses:
  Less: Asset-based charges.........................       262,860          192,953           36,141
                                                       -----------       ----------        ---------
NET INVESTMENT INCOME (LOSS)........................       (92,130)        (192,953)          (1,481)
                                                       -----------       ----------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (1,956,842)         293,260         (364,344)
  Realized gain distribution from The Trusts........            --               --               --
                                                       -----------       ----------        ---------
 Net realized gain (loss)...........................    (1,956,842)         293,260         (364,344)
                                                       -----------       ----------        ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................     6,033,738        1,685,989          507,287
                                                       -----------       ----------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     4,076,896        1,979,249          142,943
                                                       -----------       ----------        ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 3,984,766       $1,786,296        $ 141,462
                                                       ===========       ==========        =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                         EQ/WELLS FARGO
                                                           EQ/UBS        EQ/VAN KAMPEN     ADVANTAGE
                                                      GROWTH & INCOME*     COMSTOCK*     OMEGA GROWTH*
                                                     ------------------ --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $   9,923        $   64,094      $    1,655
 Expenses:
  Less: Asset-based charges.........................        22,639            57,050         163,901
                                                         ---------        ----------      ----------
NET INVESTMENT INCOME (LOSS)........................       (12,716)            7,044        (162,246)
                                                         ---------        ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (165,154)         (390,965)         78,955
  Realized gain distribution from The Trusts........            --                --         368,201
                                                         ---------        ----------      ----------
 Net realized gain (loss)...........................      (165,154)         (390,965)        447,156
                                                         ---------        ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       335,760         1,052,978       1,584,390
                                                         ---------        ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       170,606           662,013       2,031,546
                                                         ---------        ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 157,890        $  669,057      $1,869,300
                                                         =========        ==========      ==========


                                                                                           MULTIMANAGER
                                                         MULTIMANAGER      MULTIMANAGER   INTERNATIONAL
                                                      AGGRESSIVE EQUITY*    CORE BOND*       EQUITY*
                                                     -------------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $  205,922        $1,123,018     $   350,119
 Expenses:
  Less: Asset-based charges.........................         407,817           564,606         179,988
                                                          ----------        ----------     -----------
NET INVESTMENT INCOME (LOSS)........................        (201,895)          558,412         170,131
                                                          ----------        ----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (812,179)          493,170      (1,645,390)
  Realized gain distribution from The Trusts........              --           531,253              --
                                                          ----------        ----------     -----------
 Net realized gain (loss)...........................        (812,179)        1,024,423      (1,645,390)
                                                          ----------        ----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       5,375,140           181,181       2,056,624
                                                          ----------        ----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       4,562,961         1,205,604         411,234
                                                          ----------        ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $4,361,066        $1,764,016     $   581,365
                                                          ==========        ==========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                           MULTIMANAGER          MULTIMANAGER       MULTIMANAGER
                                                      LARGE CAP CORE EQUITY*   LARGE CAP VALUE*   MID CAP GROWTH*
                                                     ------------------------ ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $   9,954            $    91,042         $       --
 Expenses:
  Less: Asset-based charges.........................          43,897                155,560            153,607
                                                           ---------            -----------         ----------
NET INVESTMENT INCOME (LOSS)........................         (33,943)               (64,518)          (153,607)
                                                           ---------            -----------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (204,505)            (1,149,828)          (564,513)
  Realized gain distribution from The Trusts........              --                     --                 --
                                                           ---------            -----------         ----------
 Net realized gain (loss)...........................        (204,505)            (1,149,828)          (564,513)
                                                           ---------            -----------         ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         603,808              2,388,606          3,191,577
                                                           ---------            -----------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         399,303              1,238,778          2,627,064
                                                           ---------            -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $ 365,360            $ 1,174,260         $2,473,457
                                                           =========            ===========         ==========



                                                       MULTIMANAGER       MULTIMANAGER        MULTIMANAGER
                                                      MID CAP VALUE*   MULTI-SECTOR BOND*   SMALL CAP GROWTH*
                                                     ---------------- -------------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   91,846        $ 1,087,636          $       --
 Expenses:
  Less: Asset-based charges.........................       183,444            590,595              70,543
                                                        ----------        -----------          ----------
NET INVESTMENT INCOME (LOSS)........................       (91,598)           497,041             (70,543)
                                                        ----------        -----------          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (711,473)        (3,601,030)           (709,112)
  Realized gain distribution from The Trusts........            --                 --                  --
                                                        ----------        -----------          ----------
 Net realized gain (loss)...........................      (711,473)        (3,601,030)           (709,112)
                                                        ----------        -----------          ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     3,455,767          5,173,264           1,905,977
                                                        ----------        -----------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     2,744,294          1,572,234           1,196,865
                                                        ----------        -----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $2,652,696        $ 2,069,275          $1,126,322
                                                        ==========        ===========          ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          MULTIMANAGER       MULTIMANAGER
                                                        SMALL CAP VALUE*      TECHNOLOGY*
                                                       ------------------   --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $     16,778        $       --
 Expenses:
  Less: Asset-based charges.........................           171,992           330,336
                                                          ------------        ----------
NET INVESTMENT INCOME (LOSS)........................          (155,214)         (330,336)
                                                          ------------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (2,623,019)          787,562
  Realized gain distribution from The Trusts........                --                --
                                                          ------------        ----------
 Net realized gain (loss)...........................        (2,623,019)          787,562
                                                          ------------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         5,207,530         2,759,300
                                                          ------------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         2,584,511         3,546,862
                                                          ------------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $  2,429,297        $3,216,526
                                                          ============        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA AGGRESSIVE
                                                            ALLOCATION*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $     32,843    $    (73,057)
 Net realized gain (loss) on investments.........    (2,338,159)     (1,184,261)
 Change in unrealized appreciation
  (depreciation) of investments..................     4,893,805       5,770,687
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     2,588,489       4,513,369
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       140,210         218,284
  Transfers between funds including
   guaranteed interest account, net..............       202,467       1,575,537
  Transfers for contract benefits and
   terminations..................................    (1,499,250)       (951,428)
  Contract maintenance charges...................      (115,720)       (108,553)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (1,272,293)        733,840
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     1,316,196       5,247,209
NET ASSETS -- BEGINNING OF PERIOD................    22,801,969      17,554,760
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 24,118,165    $ 22,801,969
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           311             627
 Redeemed........................................          (424)           (552)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (113)             75
                                                   ------------    ------------


                                                         AXA CONSERVATIVE              AXA CONSERVATIVE-PLUS
                                                            ALLOCATION*                     ALLOCATION*
                                                  ------------------------------- -------------------------------
                                                        2010            2009            2010            2009
                                                  --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    419,229    $    354,583    $    261,233    $    166,016
 Net realized gain (loss) on investments.........     1,592,380      (1,266,741)       (528,106)       (626,954)
 Change in unrealized appreciation
  (depreciation) of investments..................       460,210       3,720,961       3,180,974       4,414,181
                                                   ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     2,471,819       2,808,803       2,914,101       3,953,243
                                                   ------------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       380,310         609,673         669,848         238,879
  Transfers between funds including
   guaranteed interest account, net..............    12,760,872      10,669,676       8,876,185       7,750,640
  Transfers for contract benefits and
   terminations..................................    (6,200,502)     (5,176,706)     (5,307,288)     (3,348,886)
  Contract maintenance charges...................      (173,379)       (131,445)       (121,255)       (107,650)
                                                   ------------    ------------    ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     6,767,301       5,971,198       4,117,490       4,532,983
                                                   ------------    ------------    ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --              --              --
                                                   ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     9,239,120       8,780,001       7,031,591       8,486,226
NET ASSETS -- BEGINNING OF PERIOD................    39,808,827      31,028,826      35,739,380      27,253,154
                                                   ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 49,047,947    $ 39,808,827    $ 42,770,971    $ 35,739,380
                                                   ============    ============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         1,589           1,976           1,126           1,333
 Redeemed........................................          (985)         (1,402)           (744)           (858)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease).........................           604             574             382             475
                                                   ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA MODERATE
                                                             ALLOCATION*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   2,027,501    $     287,012
 Net realized gain (loss) on investments.........      3,797,475        9,628,530
 Change in unrealized appreciation
  (depreciation) of investments..................     13,736,771       22,573,715
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     19,561,747       32,489,257
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      2,574,574        2,283,099
  Transfers between funds including
   guaranteed interest account, net..............      3,459,810        7,919,506
  Transfers for contract benefits and
   terminations..................................    (23,749,703)     (21,924,109)
  Contract maintenance charges...................       (972,156)        (960,813)
                                                   -------------    -------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (18,687,475)     (12,682,317)
                                                   -------------    -------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             34              (35)
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................        874,306       19,806,905
NET ASSETS -- BEGINNING OF PERIOD................    243,052,280      223,245,375
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 243,926,586    $ 243,052,280
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             21              128
 Redeemed........................................            (72)             (98)
                                                   -------------    -------------
 Net Increase (Decrease).........................            (51)              30
                                                   -------------    -------------
UNIT ACTIVITY CLASS B
 Issued..........................................            325              445
 Redeemed........................................           (686)            (822)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (361)            (377)
                                                   -------------    -------------


                                                          AXA MODERATE-PLUS               EQ/ALLIANCEBERNSTEIN
                                                             ALLOCATION*                     INTERNATIONAL*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    297,262     $    (58,238)   $      574,055   $      690,158
 Net realized gain (loss) on investments.........     (4,629,122)         (56,977)         (585,758)      (2,785,884)
 Change in unrealized appreciation
  (depreciation) of investments..................     14,683,884       17,618,613         2,273,963       18,908,946
                                                    ------------     ------------    --------------   --------------
 Net Increase (decrease) in net assets from
  operations.....................................     10,352,024       17,503,398         2,262,260       16,813,220
                                                    ------------     ------------    --------------   --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        542,251          671,219           427,085          546,998
  Transfers between funds including
   guaranteed interest account, net..............      4,011,564        4,321,731        (4,476,533)      (5,576,368)
  Transfers for contract benefits and
   terminations..................................     (8,226,413)      (5,407,860)       (5,957,362)      (5,350,682)
  Contract maintenance charges...................       (484,829)        (434,333)         (319,529)        (353,939)
                                                    ------------     ------------    --------------   --------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (4,157,427)        (849,243)      (10,326,339)     (10,733,991)
                                                    ------------     ------------    --------------   --------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --               --                --               --
                                                    ------------     ------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS................      6,194,597       16,654,155        (8,064,079)       6,079,229
NET ASSETS -- BEGINNING OF PERIOD................    108,534,058       91,879,903        79,735,546       73,656,317
                                                    ------------     ------------    --------------   --------------
NET ASSETS -- END OF PERIOD......................   $114,728,655     $108,534,058    $   71,671,467   $   79,735,546
                                                    ============     ============    ==============   ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --                18               39
 Redeemed........................................             --               --              (100)            (155)
                                                    ------------     ------------    --------------   --------------
 Net Increase (Decrease).........................             --               --               (82)            (116)
                                                    ------------     ------------    --------------   --------------
UNIT ACTIVITY CLASS B
 Issued..........................................          1,055            1,597                96              166
 Redeemed........................................         (1,449)          (1,781)             (887)          (1,073)
                                                    ------------     ------------    --------------   --------------
 Net Increase (Decrease).........................           (394)            (184)             (791)            (907)
                                                    ------------     ------------    --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/ALLIANCEBERNSTEIN
                                                         SMALL CAP GROWTH*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (732,475)   $   (619,379)
 Net realized gain (loss) on investments.........       108,008      (3,392,140)
 Change in unrealized appreciation
  (depreciation) of investments..................    15,057,923      17,077,062
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................    14,433,456      13,065,543
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       304,710         334,685
  Transfers between funds including
   guaranteed interest account, net..............    (1,413,997)     (2,806,083)
  Transfers for contract benefits and
   terminations..................................    (3,507,287)     (3,595,947)
  Contract maintenance charges...................      (231,033)       (216,160)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (4,847,607)     (6,283,505)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     9,585,849       6,782,038
NET ASSETS -- BEGINNING OF PERIOD................    49,688,762      42,906,724
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 59,274,611    $ 49,688,762
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            92              14
 Redeemed........................................           (55)            (41)
                                                   ------------    ------------
 Net Increase (Decrease).........................            37             (27)
                                                   ------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................           226              93
 Redeemed........................................          (571)           (573)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (345)           (480)
                                                   ------------    ------------



                                                         EQ/AXA FRANKLIN                 EQ/BLACKROCK
                                                      SMALL CAP VALUE CORE*           BASIC VALUE EQUITY*
                                                  ----------------------------- -------------------------------
                                                       2010           2009            2010            2009
                                                  -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (14,450)    $   (7,177)   $   (145,787)   $    749,140
 Net realized gain (loss) on investments.........      219,766       (854,837)       (219,242)     (2,692,354)
 Change in unrealized appreciation
  (depreciation) of investments..................       26,870        999,289       7,406,762      18,644,416
                                                    ----------     ----------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      232,186        137,275       7,041,733      16,701,202
                                                    ----------     ----------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........          158         18,446         561,254         230,548
  Transfers between funds including
   guaranteed interest account, net..............       37,730       (949,207)     (2,333,489)       (596,193)
  Transfers for contract benefits and
   terminations..................................     (138,002)       (60,963)     (5,806,670)     (4,939,940)
  Contract maintenance charges...................       (5,105)        (5,916)       (297,013)       (297,657)
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (105,219)      (997,640)     (7,875,918)     (5,603,242)
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --             --              --              --
                                                    ----------     ----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................      126,967       (860,365)       (834,185)     11,097,960
NET ASSETS -- BEGINNING OF PERIOD................    1,272,332      2,132,697      74,186,864      63,088,904
                                                    ----------     ----------    ------------    ------------
NET ASSETS -- END OF PERIOD......................   $1,399,299     $1,272,332    $ 73,352,679    $ 74,186,864
                                                    ==========     ==========    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................           --             --              --              --
 Redeemed........................................           --             --              --              --
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease).........................           --             --              --              --
                                                    ----------     ----------    ------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................          115             87             184             305
 Redeemed........................................         (131)          (263)           (594)           (661)
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease).........................          (16)          (176)           (410)           (356)
                                                    ----------     ----------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/BLACKROCK
                                                       INTERNATIONAL VALUE*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (235,770)   $    196,047
 Net realized gain (loss) on investments.........    (3,026,517)     (3,334,494)
 Change in unrealized appreciation
  (depreciation) of investments..................     4,677,217      12,082,818
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     1,414,930       8,944,371
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       255,344         183,139
  Transfers between funds including
   guaranteed interest account, net..............    (1,075,904)     (2,407,434)
  Transfers for contract benefits and
   terminations..................................    (3,162,776)     (2,979,836)
  Contract maintenance charges...................      (154,254)       (175,799)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (4,137,590)     (5,379,930)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    (2,722,660)      3,564,441
NET ASSETS -- BEGINNING OF PERIOD................    38,355,856      34,791,415
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 35,633,196    $ 38,355,856
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           175             257
 Redeemed........................................          (415)           (611)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (240)           (354)
                                                   ------------    ------------


                                                        EQ/BOSTON ADVISORS                EQ/CALVERT
                                                          EQUITY INCOME*            SOCIALLY RESPONSIBLE*
                                                  ------------------------------ ----------------------------
                                                       2010            2009           2010          2009
                                                  -------------- --------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   59,924    $      57,495   $    (7,837)   $ (6,477)
 Net realized gain (loss) on investments.........     (780,286)      (1,960,134)      (81,765)    (45,713)
 Change in unrealized appreciation
  (depreciation) of investments..................    1,553,580        2,574,870       136,701     193,357
                                                    ----------    -------------   -----------    --------
 Net Increase (decrease) in net assets from
  operations.....................................      833,218          672,231        47,099     141,167
                                                    ----------    -------------   -----------    --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       28,574           28,705            57       7,086
  Transfers between funds including
   guaranteed interest account, net..............     (134,742)      (1,080,156)       18,119     (27,896)
  Transfers for contract benefits and
   terminations..................................     (606,949)        (493,039)     (112,533)    (17,509)
  Contract maintenance charges...................      (22,385)         (28,476)       (1,890)     (2,017)
                                                    ----------    -------------   -----------    --------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (735,502)      (1,572,966)      (96,247)    (40,336)
                                                    ----------    -------------   -----------    --------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --               --            --          --
                                                    ----------    -------------   -----------    --------
INCREASE (DECREASE) IN NET ASSETS................       97,716         (900,735)      (49,148)    100,831
NET ASSETS -- BEGINNING OF PERIOD................    6,731,469        7,632,204       604,691     503,860
                                                    ----------    -------------   -----------    --------
NET ASSETS -- END OF PERIOD......................   $6,829,185    $   6,731,469   $   555,543    $604,691
                                                    ==========    =============   ===========    ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          188              335            16           7
 Redeemed........................................         (336)            (662)          (30)        (13)
                                                    ----------    -------------   -----------    --------
 Net Increase (Decrease).........................         (148)            (327)          (14)         (6)
                                                    ----------    -------------   -----------    --------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/CAPITAL                     EQ/CAPITAL
                                                         GUARDIAN GROWTH*              GUARDIAN RESEARCH*
                                                  ------------------------------ -------------------------------
                                                       2010            2009            2010            2009
                                                  -------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (37,832)   $     (41,272)  $   (242,569)   $   (102,438)
 Net realized gain (loss) on investments.........     (128,456)        (814,283)       197,353      (1,110,388)
 Change in unrealized appreciation
  (depreciation) of investments..................      545,906        2,080,973      4,757,657      10,245,836
                                                    ----------    -------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      379,618        1,225,418      4,712,441       9,033,010
                                                    ----------    -------------   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        7,913                8        171,912         270,601
  Transfers between funds including
   guaranteed interest account, net..............     (220,486)      (1,464,130)    (2,725,643)     (3,059,524)
  Transfers for contract benefits and
   terminations..................................     (182,489)        (144,760)    (2,910,443)     (2,956,038)
  Contract maintenance charges...................      (11,261)         (15,091)      (160,172)       (166,599)
                                                    ----------    -------------   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (406,323)      (1,623,973)    (5,624,346)     (5,911,560)
                                                    ----------    -------------   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --               --             --              --
                                                    ----------    -------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................      (26,705)        (398,555)      (911,905)      3,121,450
NET ASSETS -- BEGINNING OF PERIOD................    3,712,640        4,111,195     37,926,302      34,804,852
                                                    ----------    -------------   ------------    ------------
NET ASSETS -- END OF PERIOD......................   $3,685,935    $   3,712,640   $ 37,014,397    $ 37,926,302
                                                    ==========    =============   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................           --               --             --              --
 Redeemed........................................           --               --             --              --
                                                    ----------    -------------   ------------    ------------
 Net Increase (Decrease).........................           --               --             --              --
                                                    ----------    -------------   ------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................           18               57             35              65
 Redeemed........................................          (56)            (203)          (584)           (781)
                                                    ----------    -------------   ------------    ------------
 Net Increase (Decrease).........................          (38)            (146)          (549)           (716)
                                                    ----------    -------------   ------------    ------------


                                                           EQ/COMMON STOCK
                                                             INDEX* (g)
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (119,282)   $     727,218
 Net realized gain (loss) on investments.........    (10,967,099)     (23,714,636)
 Change in unrealized appreciation
  (depreciation) of investments..................     37,819,223       66,138,362
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     26,732,842       43,150,944
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      1,922,958        1,912,772
  Transfers between funds including
   guaranteed interest account, net..............    (10,368,694)     (10,657,396)
  Transfers for contract benefits and
   terminations..................................    (16,410,283)     (13,576,995)
  Contract maintenance charges...................     (1,062,675)      (1,101,415)
                                                   -------------    -------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (25,918,694)     (23,423,034)
                                                   -------------    -------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --        1,186,829
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................        814,148       20,914,739
NET ASSETS -- BEGINNING OF PERIOD................    206,527,716      185,612,977
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 207,341,864    $ 206,527,716
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              3               --
 Redeemed........................................            (19)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            (16)              --
                                                   -------------    -------------
UNIT ACTIVITY CLASS B
 Issued..........................................              8               30
 Redeemed........................................           (123)            (155)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (115)            (125)
                                                   -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/CORE BOND                      EQ/DAVIS
                                                            INDEX* (e)                  NEW YORK VENTURE*
                                                  ------------------------------- ------------------------------
                                                        2010            2009           2010            2009
                                                  --------------- --------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    207,088    $    324,334     $  (31,218)   $      14,831
 Net realized gain (loss) on investments.........    (1,048,459)     (1,705,514)      (299,205)      (1,048,696)
 Change in unrealized appreciation
  (depreciation) of investments..................     2,239,935       1,569,928        825,142        2,284,825
                                                   ------------    ------------     ----------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     1,398,564         188,748        494,719        1,250,960
                                                   ------------    ------------     ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        47,273         110,599          4,937           16,350
  Transfers between funds including
   guaranteed interest account, net..............      (370,939)      2,623,976       (303,586)         455,051
  Transfers for contract benefits and
   terminations..................................    (3,439,198)     (2,975,660)      (468,797)        (624,026)
  Contract maintenance charges...................      (117,730)       (127,121)       (24,964)         (23,998)
                                                   ------------    ------------     ----------    -------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (3,880,594)       (368,206)      (792,410)        (176,623)
                                                   ------------    ------------     ----------    -------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --             --               --
                                                   ------------    ------------     ----------    -------------
INCREASE (DECREASE) IN NET ASSETS................    (2,482,030)       (179,458)      (297,691)       1,074,337
NET ASSETS -- BEGINNING OF PERIOD................    33,044,927      33,224,385      5,622,755        4,548,418
                                                   ------------    ------------     ----------    -------------
NET ASSETS -- END OF PERIOD......................  $ 30,562,897    $ 33,044,927     $5,325,064    $   5,622,755
                                                   ============    ============     ==========    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           300             609             79              212
 Redeemed........................................          (585)           (651)          (170)            (250)
                                                   ------------    ------------     ----------    -------------
 Net Increase (Decrease).........................          (285)            (42)           (91)             (38)
                                                   ------------    ------------     ----------    -------------


                                                           EQ/EQUITY 500
                                                              INDEX*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (38,310)   $    283,152
 Net realized gain (loss) on investments.........    (1,280,300)     (3,539,926)
 Change in unrealized appreciation
  (depreciation) of investments..................     8,984,815      16,828,558
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     7,666,205      13,571,784
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       502,240         564,780
  Transfers between funds including
   guaranteed interest account, net..............    (2,796,578)     (1,282,872)
  Transfers for contract benefits and
   terminations..................................    (6,407,220)     (4,420,896)
  Contract maintenance charges...................      (289,217)       (302,321)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (8,990,775)     (5,441,309)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    (1,324,570)      8,130,475
NET ASSETS -- BEGINNING OF PERIOD................    67,348,614      59,218,139
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 66,024,044    $ 67,348,614
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           164             320
 Redeemed........................................          (539)           (580)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (375)           (260)
                                                   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/EQUITY
                                                           GROWTH PLUS*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (398,083)   $   (224,855)
 Net realized gain (loss) on investments.........    (1,513,240)     (3,112,486)
 Change in unrealized appreciation
  (depreciation) of investments..................     6,259,267      11,776,067
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     4,347,944       8,438,726
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        72,916         146,010
  Transfers between funds including
   guaranteed interest account, net..............    (3,400,814)     (5,037,476)
  Transfers for contract benefits and
   terminations..................................    (3,560,791)     (3,063,911)
  Contract maintenance charges...................      (149,895)       (171,647)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (7,038,584)     (8,127,024)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    (2,690,640)        311,702
NET ASSETS -- BEGINNING OF PERIOD................    38,259,946      37,948,244
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 35,569,306    $ 38,259,946
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................            49             159
 Redeemed........................................          (558)           (859)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (509)           (700)
                                                   ------------    ------------


                                                            EQ/FRANKLIN                   EQ/FRANKLIN
                                                          CORE BALANCED*             TEMPLETON ALLOCATION*
                                                  ------------------------------- ----------------------------
                                                        2010            2009           2010           2009
                                                  --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    236,174    $    639,218     $   36,526    $   50,890
 Net realized gain (loss) on investments.........    (1,362,952)     (2,666,938)      (489,412)     (583,939)
 Change in unrealized appreciation
  (depreciation) of investments..................     2,561,271       5,640,971        872,692     1,658,272
                                                   ------------    ------------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     1,434,493       3,613,251        419,806     1,125,223
                                                   ------------    ------------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        68,243          86,161          5,771        94,472
  Transfers between funds including
   guaranteed interest account, net..............      (938,092)        782,051        389,067       470,018
  Transfers for contract benefits and
   terminations..................................    (1,876,489)     (1,371,882)      (299,967)     (170,848)
  Contract maintenance charges...................       (60,800)        (56,436)       (18,553)      (18,304)
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (2,807,138)       (560,106)        76,318       375,338
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            19             (19)            --            --
                                                   ------------    ------------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS................    (1,372,626)      3,053,126        496,124     1,500,561
NET ASSETS -- BEGINNING OF PERIOD................    16,864,132      13,811,006      5,402,585     3,902,024
                                                   ------------    ------------     ----------    ----------
NET ASSETS -- END OF PERIOD......................  $ 15,491,506    $ 16,864,132     $5,898,709    $5,402,585
                                                   ============    ============     ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           158             482            206           216
 Redeemed........................................          (461)           (582)          (204)         (154)
                                                   ------------    ------------     ----------    ----------
 Net Increase (Decrease).........................          (303)           (100)             2            62
                                                   ------------    ------------     ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/GAMCO                       EQ/GAMCO
                                                     MERGERS & ACQUISITIONS*         SMALL COMPANY VALUE*
                                                  ----------------------------- -------------------------------
                                                       2010           2009            2010            2009
                                                  -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (78,044)    $  (66,034)   $   (287,966)   $   (186,249)
 Net realized gain (loss) on investments.........       75,463       (253,991)         33,914      (1,326,768)
 Change in unrealized appreciation
  (depreciation) of investments..................      464,332      1,011,042       8,145,847       8,290,596
                                                    ----------     ----------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      461,751        691,017       7,891,795       6,777,579
                                                    ----------     ----------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       18,076         28,761         194,460         104,407
  Transfers between funds including
   guaranteed interest account, net..............      996,878        592,539       3,790,473       3,005,153
  Transfers for contract benefits and
   terminations..................................     (427,233)      (345,079)     (2,435,511)     (1,471,922)
  Contract maintenance charges...................      (22,389)       (20,336)       (111,007)        (85,577)
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................      565,332        255,885       1,438,415       1,552,061
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --             --              --              --
                                                    ----------     ----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    1,027,083        946,902       9,330,210       8,329,640
NET ASSETS -- BEGINNING OF PERIOD................    5,453,539      4,506,637      25,336,597      17,006,957
                                                    ----------     ----------    ------------    ------------
NET ASSETS -- END OF PERIOD......................   $6,480,622     $5,453,539    $ 34,666,807    $ 25,336,597
                                                    ==========     ==========    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          154            148             253             258
 Redeemed........................................         (108)          (125)           (211)           (199)
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease).........................           46             23              42              59
                                                    ----------     ----------    ------------    ------------


                                                          EQ/GLOBAL BOND
                                                               PLUS*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    200,992    $    (92,295)
 Net realized gain (loss) on investments.........      (621,538)     (1,500,776)
 Change in unrealized appreciation
  (depreciation) of investments..................     1,087,489       1,516,378
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................       666,943         (76,693)
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       111,103          59,994
  Transfers between funds including
   guaranteed interest account, net..............     2,154,873        (620,232)
  Transfers for contract benefits and
   terminations..................................    (2,065,302)     (1,516,485)
  Contract maintenance charges...................       (55,877)        (55,604)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................       144,797      (2,132,327)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................       811,740      (2,209,020)
NET ASSETS -- BEGINNING OF PERIOD................    14,347,559      16,556,579
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 15,159,299    $ 14,347,559
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           496             432
 Redeemed........................................          (486)           (635)
                                                   ------------    ------------
 Net Increase (Decrease).........................            10            (203)
                                                   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/GLOBAL
                                                        MULTI-SECTOR EQUITY*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (208,097)   $    (81,438)
 Net realized gain (loss) on investments.........     (3,638,047)    (11,717,636)
 Change in unrealized appreciation
  (depreciation) of investments..................      9,027,115      32,543,573
                                                    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      5,180,971      20,744,499
                                                    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        279,073         286,415
  Transfers between funds including
   guaranteed interest account, net..............     (5,259,579)      1,075,030
  Transfers for contract benefits and
   terminations..................................     (5,159,505)     (4,109,358)
  Contract maintenance charges...................       (231,677)       (250,294)
                                                    ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (10,371,688)     (2,998,207)
                                                    ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --              --
                                                    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     (5,190,717)     17,746,292
NET ASSETS -- BEGINNING OF PERIOD................     64,332,964      46,586,672
                                                    ------------    ------------
NET ASSETS -- END OF PERIOD......................   $ 59,142,247    $ 64,332,964
                                                    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               --              --
 Redeemed........................................               --              --
                                                    --------------    ------------
 Net Increase (Decrease).........................               --              --
                                                    --------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................              493           1,269
 Redeemed........................................           (1,136)         (1,550)
                                                    --------------    ------------
 Net Increase (Decrease).........................             (643)           (281)
                                                    --------------    ------------


                                                           EQ/INTERMEDIATE                 EQ/INTERNATIONAL
                                                       GOVERNMENT BOND INDEX*                 CORE PLUS*
                                                  --------------------------------- -------------------------------
                                                        2010             2009             2010            2009
                                                  ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $     (204,151)  $     (369,881)  $     55,244    $    250,220
 Net realized gain (loss) on investments.........        (187,156)        (795,855)    (2,228,155)     (2,689,067)
 Change in unrealized appreciation
  (depreciation) of investments..................       2,002,022       (1,665,704)     3,188,204       6,517,050
                                                   --------------   --------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................       1,610,715       (2,831,440)     1,015,293       4,078,203
                                                   --------------   --------------   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         646,867          365,119         89,218          56,177
  Transfers between funds including
   guaranteed interest account, net..............      (1,457,779)      (7,630,871)      (973,817)      1,548,689
  Transfers for contract benefits and
   terminations..................................      (9,354,598)      (9,841,760)    (1,637,406)       (996,818)
  Contract maintenance charges...................        (163,311)        (202,039)       (58,723)        (54,483)
                                                   --------------   --------------   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (10,328,821)     (17,309,551)    (2,580,728)        553,565
                                                   --------------   --------------   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........              --               --             --              --
                                                   --------------   --------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................      (8,718,106)     (20,140,991)    (1,565,435)      4,631,768
NET ASSETS -- BEGINNING OF PERIOD................      60,955,017       81,096,008     16,791,990      12,160,222
                                                   --------------   --------------   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $   52,236,911   $   60,955,017   $ 15,226,555    $ 16,791,990
                                                   ==============   ==============   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             129               --             --              --
 Redeemed........................................            (148)              --             --              --
                                                   --------------   --------------   ------------    ------------
 Net Increase (Decrease).........................             (19)              --             --              --
                                                   --------------   --------------   ------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................             160              194            157             355
 Redeemed........................................            (666)          (1,005)          (384)           (307)
                                                   --------------   --------------   ------------    ------------
 Net Increase (Decrease).........................            (506)            (811)          (227)             48
                                                   --------------   --------------   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/INTERNATIONAL
                                                              GROWTH*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (43,007)   $      (6,023)
 Net realized gain (loss) on investments.........      (489,870)      (1,108,777)
 Change in unrealized appreciation
  (depreciation) of investments..................     1,775,474        3,047,211
                                                    -----------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     1,242,597        1,932,411
                                                    -----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        64,901           60,256
  Transfers between funds including
   guaranteed interest account, net..............     2,441,641        1,712,508
  Transfers for contract benefits and
   terminations..................................      (825,884)        (427,925)
  Contract maintenance charges...................       (41,709)         (26,720)
                                                    -----------    -------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     1,638,949        1,318,119
                                                    -----------    -------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --               --
                                                    -----------    -------------
INCREASE (DECREASE) IN NET ASSETS................     2,881,546        3,250,530
NET ASSETS -- BEGINNING OF PERIOD................     8,590,879        5,340,349
                                                    -----------    -------------
NET ASSETS -- END OF PERIOD......................   $11,472,425    $   8,590,879
                                                    ===========    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           300              287
 Redeemed........................................          (183)            (182)
                                                    -----------    -------------
 Net Increase (Decrease).........................           117              105
                                                    -----------    -------------


                                                            EQ/JPMORGAN                   EQ/LARGE CAP
                                                       VALUE OPPORTUNITIES*                CORE PLUS*
                                                  ------------------------------- ----------------------------
                                                        2010            2009           2010           2009
                                                  --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (22,333)   $     (3,187)    $  (25,241)   $  135,352
 Net realized gain (loss) on investments.........      (664,285)     (1,552,062)       166,715      (468,620)
 Change in unrealized appreciation
  (depreciation) of investments..................     2,356,685       5,451,934        464,301     1,426,999
                                                   ------------    ------------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     1,670,067       3,896,685        605,775     1,093,731
                                                   ------------    ------------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       111,163          60,419         27,858        87,390
  Transfers between funds including
   guaranteed interest account, net..............       507,921        (777,562)      (200,126)     (424,352)
  Transfers for contract benefits and
   terminations..................................    (1,611,338)     (1,149,107)      (426,153)     (492,362)
  Contract maintenance charges...................       (78,750)        (79,885)       (19,499)      (20,904)
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (1,071,004)     (1,946,135)      (617,920)     (850,228)
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         7,555              --             --            --
                                                   ------------    ------------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS................       606,618       1,950,550        (12,145)      243,503
NET ASSETS -- BEGINNING OF PERIOD................    16,488,742      14,538,192      5,400,334     5,156,831
                                                   ------------    ------------     ----------    ----------
NET ASSETS -- END OF PERIOD......................  $ 17,095,360    $ 16,488,742     $5,388,189    $5,400,334
                                                   ============    ============     ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           151              46             38            40
 Redeemed........................................          (237)           (251)          (112)         (164)
                                                   ------------    ------------     ----------    ----------
 Net Increase (Decrease).........................           (86)           (205)           (74)         (124)
                                                   ------------    ------------     ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/LARGE CAP
                                                           GROWTH INDEX*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (214,159)   $    237,854
 Net realized gain (loss) on investments.........    (1,220,473)     (2,628,560)
 Change in unrealized appreciation
  (depreciation) of investments..................     6,939,610      14,112,296
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     5,504,978      11,721,590
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       384,000         598,357
  Transfers between funds including
   guaranteed interest account, net..............    (2,846,778)     (1,272,437)
  Transfers for contract benefits and
   terminations..................................    (3,949,957)     (3,157,962)
  Contract maintenance charges...................      (173,269)       (175,829)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (6,586,004)     (4,007,871)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    (1,081,026)      7,713,719
NET ASSETS -- BEGINNING OF PERIOD................    44,647,999      36,934,280
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 43,566,973    $ 44,647,999
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           175             407
 Redeemed........................................        (1,171)         (1,161)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (996)           (754)
                                                   ------------    ------------


                                                           EQ/LARGE CAP                   EQ/LARGE CAP
                                                           GROWTH PLUS*                   VALUE INDEX*
                                                  ------------------------------- ----------------------------
                                                        2010            2009           2010           2009
                                                  --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (504,294)   $    (59,340)    $      946    $  159,449
 Net realized gain (loss) on investments.........    (2,645,774)     (4,970,294)      (647,749)     (696,845)
 Change in unrealized appreciation
  (depreciation) of investments..................     9,038,128      18,194,131        959,050     1,001,859
                                                   ------------    ------------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     5,888,060      13,164,497        312,247       464,463
                                                   ------------    ------------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       477,427         656,902          4,293        28,617
  Transfers between funds including
   guaranteed interest account, net..............    (2,450,889)     (2,390,115)       (37,450)      636,960
  Transfers for contract benefits and
   terminations..................................    (3,964,582)     (3,121,854)      (207,392)      (92,939)
  Contract maintenance charges...................      (237,344)       (245,357)       (10,180)       (9,635)
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (6,175,388)     (5,100,424)      (250,729)      563,003
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --             --            --
                                                   ------------    ------------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS................      (287,328)      8,064,073         61,518     1,027,466
NET ASSETS -- BEGINNING OF PERIOD................    51,473,363      43,409,290      2,551,659     1,524,193
                                                   ------------    ------------     ----------    ----------
NET ASSETS -- END OF PERIOD......................  $ 51,186,035    $ 51,473,363     $2,613,177    $2,551,659
                                                   ============    ============     ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................            61             167            117           244
 Redeemed........................................          (502)           (615)          (163)          (99)
                                                   ------------    ------------     ----------    ----------
 Net Increase (Decrease).........................          (441)           (448)           (46)          145
                                                   ------------    ------------     ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/LARGE CAP
                                                             VALUE PLUS*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (478,309)   $   1,204,474
 Net realized gain (loss) on investments.........    (11,304,352)     (25,588,821)
 Change in unrealized appreciation
  (depreciation) of investments..................     29,678,504       53,245,582
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     17,895,843       28,861,235
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      1,237,583        1,466,857
  Transfers between funds including
   guaranteed interest account, net..............    (10,978,402)     (12,822,744)
  Transfers for contract benefits and
   terminations..................................    (15,034,557)     (15,352,659)
  Contract maintenance charges...................       (755,441)        (813,202)
                                                   -------------    -------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (25,530,817)     (27,521,748)
                                                   -------------    -------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     (7,634,974)       1,339,487
NET ASSETS -- BEGINNING OF PERIOD................    181,550,395      180,210,908
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 173,915,421    $ 181,550,395
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             62               --
 Redeemed........................................           (412)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................           (350)              --
                                                   -------------    -------------
UNIT ACTIVITY CLASS B
 Issued..........................................             92              181
 Redeemed........................................         (2,455)          (3,196)
                                                   -------------    -------------
 Net Increase (Decrease).........................         (2,363)          (3,015)
                                                   -------------    -------------


                                                         EQ/LORD ABBETT                EQ/LORD ABBETT
                                                       GROWTH AND INCOME*             LARGE CAP CORE*
                                                  ----------------------------- ----------------------------
                                                       2010           2009           2010           2009
                                                  -------------- -------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (26,651)    $  (13,402)    $  (42,433)   $  (20,736)
 Net realized gain (loss) on investments.........     (329,416)      (424,800)        48,479      (374,880)
 Change in unrealized appreciation
  (depreciation) of investments..................      754,846        760,409        506,965     1,093,520
                                                    ----------     ----------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................      398,779        322,207        513,011       697,904
                                                    ----------     ----------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       17,606         36,974         83,224        15,193
  Transfers between funds including
   guaranteed interest account, net..............      985,277        209,798      1,004,004       909,498
  Transfers for contract benefits and
   terminations..................................     (249,198)      (157,047)      (361,696)     (192,894)
  Contract maintenance charges...................       (9,841)        (6,733)       (14,752)      (12,799)
                                                    ----------     ----------     ----------    ----------

Net increase (decrease) in net assets from
 contractowners transactions.....................      743,844         82,992        710,780       718,998
                                                    ----------     ----------     ----------    ----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --             --             --            --
                                                    ----------     ----------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS................    1,142,623        405,199      1,223,791     1,416,902
NET ASSETS -- BEGINNING OF PERIOD................    2,282,551      1,877,352      3,825,501     2,408,599
                                                    ----------     ----------     ----------    ----------
NET ASSETS -- END OF PERIOD......................   $3,425,174     $2,282,551     $5,049,292    $3,825,501
                                                    ==========     ==========     ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................           --             --             --            --
 Redeemed........................................           --             --             --            --
                                                    ----------     ----------     ----------    ----------
 Net Increase (Decrease).........................           --             --             --            --
                                                    ----------     ----------     ----------    ----------
UNIT ACTIVITY CLASS B
 Issued..........................................          166             89            172           203
 Redeemed........................................          (92)           (78)          (111)         (125)
                                                    ----------     ----------     ----------    ----------
 Net Increase (Decrease).........................           74             11             61            78
                                                    ----------     ----------     ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/MID CAP                       EQ/MID CAP
                                                              INDEX*                     VALUE PLUS* (a)(b)
                                                  ------------------------------- --------------------------------
                                                        2010            2009            2010             2009
                                                  --------------- --------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (228,562)   $   (116,841)   $     (292,472)  $   (167,159)
 Net realized gain (loss) on investments.........    (3,419,718)     (5,353,044)       (6,670,759)    (9,564,692)
 Change in unrealized appreciation
  (depreciation) of investments..................    10,180,210      13,634,696        18,865,203     23,512,563
                                                   ------------    ------------    --------------   ------------
 Net Increase (decrease) in net assets from
  operations.....................................     6,531,930       8,164,811        11,901,972     13,780,712
                                                   ------------    ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       320,458         147,314           425,629        427,197
  Transfers between funds including
   guaranteed interest account, net..............    (2,348,654)     (2,035,146)       (4,829,317)     3,027,130
  Transfers for contract benefits and
   terminations..................................    (2,951,357)     (2,120,146)       (5,399,869)    (4,333,404)
  Contract maintenance charges...................      (108,252)       (109,152)         (260,281)      (239,744)
                                                   ------------    ------------    --------------   ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (5,087,805)     (4,117,130)      (10,063,838)    (1,118,821)
                                                   ------------    ------------    --------------   ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --                --             --
                                                   ------------    ------------    --------------   ------------
INCREASE (DECREASE) IN NET ASSETS................     1,444,125       4,047,681         1,838,134     12,661,891
NET ASSETS -- BEGINNING OF PERIOD................    30,593,857      26,546,176        64,388,389     51,726,498
                                                   ------------    ------------    --------------   ------------
NET ASSETS -- END OF PERIOD......................  $ 32,037,982    $ 30,593,857    $   66,226,523   $ 64,388,389
                                                   ============    ============    ==============   ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --              --                --             --
 Redeemed........................................            --              --                --             --
                                                   ------------    ------------    --------------   ------------
 Net Increase (Decrease).........................            --              --                --             --
                                                   ------------    ------------    --------------   ------------
UNIT ACTIVITY CLASS B
 Issued..........................................           193             201               152            559
 Redeemed........................................          (713)           (755)             (859)          (925)
                                                   ------------    ------------    --------------   ------------
 Net Increase (Decrease).........................          (520)           (554)             (707)          (366)
                                                   ------------    ------------    --------------   ------------


                                                              EQ/MONEY
                                                               MARKET*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (1,211,194)   $  (1,770,338)
 Net realized gain (loss) on investments.........           (759)          (9,488)
 Change in unrealized appreciation
  (depreciation) of investments..................          7,392            6,317
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (1,204,561)      (1,773,509)
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      2,361,874        2,191,271
  Transfers between funds including
   guaranteed interest account, net..............     17,828,923       13,830,673
  Transfers for contract benefits and
   terminations..................................    (42,027,717)     (69,842,519)
  Contract maintenance charges...................       (232,255)        (335,616)
                                                   -------------    -------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (22,069,175)     (54,156,191)
                                                   -------------    -------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    (23,273,736)     (55,929,700)
NET ASSETS -- BEGINNING OF PERIOD................     99,726,699      155,656,399
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $  76,452,963    $  99,726,699
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            186              313
 Redeemed........................................           (226)            (406)
                                                   -------------    -------------
 Net Increase (Decrease).........................            (40)             (93)
                                                   -------------    -------------
UNIT ACTIVITY CLASS B
 Issued..........................................          1,476           10,335
 Redeemed........................................         (2,192)         (12,077)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (716)          (1,742)
                                                   -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/MONTAG &
                                                         CALDWELL GROWTH*
                                                  ------------------------------
                                                        2010           2009
                                                  --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $     (62,620)   $  (72,454)
 Net realized gain (loss) on investments.........       (201,275)     (921,402)
 Change in unrealized appreciation
  (depreciation) of investments..................        647,718     2,689,326
                                                   -------------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................        383,823     1,695,470
                                                   -------------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         22,260        46,675
  Transfers between funds including
   guaranteed interest account, net..............       (982,502)     (218,389)
  Transfers for contract benefits and
   terminations..................................       (644,277)     (390,227)
  Contract maintenance charges...................        (29,939)      (33,048)
                                                   -------------    ----------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,634,458)     (594,989)
                                                   -------------    ----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --            --
                                                   -------------    ----------
INCREASE (DECREASE) IN NET ASSETS................     (1,250,635)    1,100,481
NET ASSETS -- BEGINNING OF PERIOD................      7,932,052     6,831,571
                                                   -------------    ----------
NET ASSETS -- END OF PERIOD......................  $   6,681,417    $7,932,052
                                                   =============    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................            250           572
 Redeemed........................................           (590)         (736)
                                                   -------------    ----------
 Net Increase (Decrease).........................           (340)         (164)
                                                   -------------    ----------


                                                         EQ/MORGAN STANLEY                 EQ/MUTUAL
                                                          MID CAP GROWTH*              LARGE CAP EQUITY*
                                                  ------------------------------- ----------------------------
                                                        2010            2009           2010           2009
                                                  --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (201,894)   $   (139,889)    $   12,266    $  (44,383)
 Net realized gain (loss) on investments.........       819,537      (1,440,046)      (425,950)     (764,114)
 Change in unrealized appreciation
  (depreciation) of investments..................     3,798,900       6,048,216        754,350     1,562,902
                                                   ------------    ------------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     4,416,543       4,468,281        340,666       754,405
                                                   ------------    ------------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       302,480          92,188          4,944        41,636
  Transfers between funds including
   guaranteed interest account, net..............     3,605,092       4,312,376       (607,228)     (238,880)
  Transfers for contract benefits and
   terminations..................................    (1,401,571)       (588,362)      (253,804)     (312,032)
  Contract maintenance charges...................       (75,680)        (43,908)       (14,238)      (15,230)
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in net assets from
 contractowners transactions.....................     2,430,321       3,772,294       (870,326)     (524,506)
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........        (2,167)             --             --            --
                                                   ------------    ------------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS................     6,844,697       8,240,575       (529,660)      229,899
NET ASSETS -- BEGINNING OF PERIOD................    15,128,636       6,888,061      4,004,728     3,774,829
                                                   ------------    ------------     ----------    ----------
NET ASSETS -- END OF PERIOD......................  $ 21,973,333    $ 15,128,636     $3,475,068    $4,004,728
                                                   ============    ============     ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           621             702             20            63
 Redeemed........................................          (490)           (356)          (126)         (144)
                                                   ------------    ------------     ----------    ----------
 Net Increase (Decrease).........................           131             346           (106)          (81)
                                                   ------------    ------------     ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/OPPENHEIMER                    EQ/PIMCO
                                                             GLOBAL*                 ULTRA SHORT BOND* (c)
                                                  ----------------------------- -------------------------------
                                                       2010           2009            2010            2009
                                                  -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (26,944)    $  (14,215)   $   (478,567)   $   (131,031)
 Net realized gain (loss) on investments.........       27,307       (399,663)       (868,137)     (1,605,579)
 Change in unrealized appreciation
  (depreciation) of investments..................      498,132      1,089,481       1,105,198       3,613,226
                                                    ----------     ----------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      498,495        675,603        (241,506)      1,876,616
                                                    ----------     ----------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       75,539         77,113         876,608         289,520
  Transfers between funds including
   guaranteed interest account, net..............    1,659,290      1,281,273        (715,086)     13,136,511
  Transfers for contract benefits and
   terminations..................................     (302,076)      (193,156)     (6,319,426)     (4,059,214)
  Contract maintenance charges...................      (13,261)        (9,681)       (147,990)       (138,140)
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    1,419,492      1,155,549      (6,305,894)      9,228,677
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           57             19              --              --
                                                    ----------     ----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    1,918,044      1,831,171      (6,547,400)     11,105,293
NET ASSETS -- BEGINNING OF PERIOD................    3,289,739      1,458,568      45,895,013      34,789,720
                                                    ----------     ----------    ------------    ------------
NET ASSETS -- END OF PERIOD......................   $5,207,783     $3,289,739    $ 39,347,613    $ 45,895,013
                                                    ==========     ==========    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          272            236             920           2,305
 Redeemed........................................         (131)           (96)         (1,504)         (1,491)
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease).........................          141            140            (584)            814
                                                    ----------     ----------    ------------    ------------


                                                            EQ/QUALITY
                                                          BOND PLUS* (f)
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  1,602,743    $    324,779
 Net realized gain (loss) on investments.........      (330,501)       (813,420)
 Change in unrealized appreciation
  (depreciation) of investments..................      (386,274)      1,534,501
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................       885,968       1,045,860
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       103,088          23,238
  Transfers between funds including
   guaranteed interest account, net..............      (903,692)      6,961,175
  Transfers for contract benefits and
   terminations..................................    (1,964,178)     (1,667,619)
  Contract maintenance charges...................       (63,237)        (54,673)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (2,828,019)      5,262,121
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    (1,942,051)      6,307,981
NET ASSETS -- BEGINNING OF PERIOD................    19,537,920      13,229,939
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 17,595,869    $ 19,537,920
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           272             803
 Redeemed........................................          (444)           (448)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (172)            355
                                                   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/SMALL COMPANY                EQ/T. ROWE PRICE
                                                            INDEX* (h)                     GROWTH STOCK*
                                                  ------------------------------- -------------------------------
                                                        2010            2009            2010            2009
                                                  --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (92,130)   $     (7,154)   $   (192,953)    $  (153,291)
 Net realized gain (loss) on investments.........    (1,956,842)     (2,475,054)        293,260        (692,479)
 Change in unrealized appreciation
  (depreciation) of investments..................     6,033,738       6,091,064       1,685,989       4,327,048
                                                   ------------    ------------    ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................     3,984,766       3,608,856       1,786,296       3,481,278
                                                   ------------    ------------    ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       232,692          46,952         142,696         147,586
  Transfers between funds including
   guaranteed interest account, net..............      (961,978)        535,419       1,172,608       1,675,423
  Transfers for contract benefits and
   terminations..................................    (1,837,742)     (1,347,621)     (1,133,399)       (888,098)
  Contract maintenance charges...................       (81,224)        (78,615)        (43,507)        (35,810)
                                                   ------------    ------------    ------------     -----------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (2,648,252)       (843,865)        138,398         899,101
                                                   ------------    ------------    ------------     -----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --              --              --
                                                   ------------    ------------    ------------     -----------
INCREASE (DECREASE) IN NET ASSETS................     1,336,514       2,764,991       1,924,694       4,380,379
NET ASSETS -- BEGINNING OF PERIOD................    18,719,214      15,954,223      12,997,824       8,617,445
                                                   ------------    ------------    ------------     -----------
NET ASSETS -- END OF PERIOD......................  $ 20,055,728    $ 18,719,214    $ 14,922,518     $12,997,824
                                                   ============    ============    ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           170             246             250             334
 Redeemed........................................          (363)           (331)           (248)           (272)
                                                   ------------    ------------    ------------     -----------
 Net Increase (Decrease).........................          (193)            (85)              2              62
                                                   ------------    ------------    ------------     -----------


                                                           EQ/TEMPLETON
                                                          GLOBAL EQUITY*
                                                  -------------------------------
                                                       2010            2009
                                                  -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (1,481)     $   2,557
 Net realized gain (loss) on investments.........     (364,344)      (692,761)
 Change in unrealized appreciation
  (depreciation) of investments..................      507,287      1,356,524
                                                    ----------      ---------
 Net Increase (decrease) in net assets from
  operations.....................................      141,462        666,320
                                                    ----------      ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       79,485          3,870
  Transfers between funds including
   guaranteed interest account, net..............     (240,391)       115,488
  Transfers for contract benefits and
   terminations..................................     (244,594)      (169,286)
  Contract maintenance charges...................      (11,239)       (11,384)
                                                    ----------      ---------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (416,739)       (61,312)
                                                    ----------      ---------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --             --
                                                    ----------      ---------
INCREASE (DECREASE) IN NET ASSETS................     (275,277)       605,008
NET ASSETS -- BEGINNING OF PERIOD................    2,854,705      2,249,697
                                                    ----------      ---------
NET ASSETS -- END OF PERIOD......................   $2,579,428      $2,854,705
                                                    ==========      ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           64            143
 Redeemed........................................         (116)          (147)
                                                    ----------      ---------
 Net Increase (Decrease).........................          (52)            (4)
                                                    ----------      ---------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/UBS                     EQ/VAN KAMPEN
                                                        GROWTH & INCOME*                  COMSTOCK*
                                                  ----------------------------- -----------------------------
                                                       2010           2009           2010           2009
                                                  -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (12,716)    $   (9,661)    $    7,044     $   13,283
 Net realized gain (loss) on investments.........     (165,154)      (278,211)      (390,965)      (731,851)
 Change in unrealized appreciation
  (depreciation) of investments..................      335,760        709,925      1,052,978      1,759,509
                                                    ----------     ----------     ----------     ----------
 Net Increase (decrease) in net assets from
  operations.....................................      157,890        422,053        669,057      1,040,941
                                                    ----------     ----------     ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        9,683            551         18,382         42,931
  Transfers between funds including
   guaranteed interest account, net..............       45,004       (123,621)       285,603       (241,943)
  Transfers for contract benefits and
   terminations..................................     (172,339)      (102,563)      (488,906)      (271,834)
  Contract maintenance charges...................       (8,622)        (8,104)       (20,046)       (17,558)
                                                    ----------     ----------     ----------     ----------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (126,274)      (233,737)      (204,967)      (488,404)
                                                    ----------     ----------     ----------     ----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --             --             --             --
                                                    ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS................       31,616        188,316        464,090        552,537
NET ASSETS -- BEGINNING OF PERIOD................    1,593,924      1,405,608      5,067,413      4,514,876
                                                    ----------     ----------     ----------     ----------
NET ASSETS -- END OF PERIOD......................   $1,625,540     $1,593,924     $5,531,503     $5,067,413
                                                    ==========     ==========     ==========     ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           90             78             83             61
 Redeemed........................................         (118)          (129)          (107)          (135)
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease).........................          (28)           (51)           (24)           (74)
                                                    ----------     ----------     ----------     ----------


                                                          EQ/WELLS FARGO
                                                      ADVANTAGE OMEGA GROWTH*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (162,246)    $   (90,127)
 Net realized gain (loss) on investments.........       447,156        (442,596)
 Change in unrealized appreciation
  (depreciation) of investments..................     1,584,390       2,967,147
                                                   ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................     1,869,300       2,434,424
                                                   ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       125,356          61,432
  Transfers between funds including
   guaranteed interest account, net..............     2,222,386       4,357,407
  Transfers for contract benefits and
   terminations..................................    (1,418,668)       (581,098)
  Contract maintenance charges...................       (48,228)        (29,706)
                                                   ------------     -----------

Net increase (decrease) in net assets from
 contractowners transactions.....................       880,846       3,808,035
                                                   ------------     -----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------     -----------
INCREASE (DECREASE) IN NET ASSETS................     2,750,146       6,242,459
NET ASSETS -- BEGINNING OF PERIOD................    11,690,017       5,447,558
                                                   ------------     -----------
NET ASSETS -- END OF PERIOD......................  $ 14,440,163     $11,690,017
                                                   ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           381             659
 Redeemed........................................          (304)           (243)
                                                   ------------     -----------
 Net Increase (Decrease).........................            77             416
                                                   ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER                     MULTIMANAGER
                                                      AGGRESSIVE EQUITY* (d)(i)               CORE BOND*
                                                  --------------------------------- -------------------------------
                                                        2010             2009             2010            2009
                                                  --------------- ----------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (201,895)    $  (226,635)     $    558,412    $    734,983
 Net realized gain (loss) on investments.........      (812,179)     (2,098,845)        1,024,423        (137,133)
 Change in unrealized appreciation
  (depreciation) of investments..................     5,375,140       7,560,940           181,181       1,682,949
                                                   ------------     -----------      ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     4,361,066       5,235,460         1,764,016       2,280,799
                                                   ------------     -----------      ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       512,538         396,658           266,222         125,351
  Transfers between funds including
   guaranteed interest account, net..............     4,671,252       8,762,621         6,581,892       4,885,577
  Transfers for contract benefits and
   terminations..................................    (2,326,830)     (1,459,518)       (5,137,305)     (5,467,377)
  Contract maintenance charges...................      (174,533)       (146,919)         (141,046)       (122,333)
                                                   ------------     -----------      ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     2,682,427       7,552,842         1,569,763        (578,782)
                                                   ------------     -----------      ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --                --              --
                                                   ------------     -----------      ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     7,043,493      12,788,302         3,333,779       1,702,017
NET ASSETS -- BEGINNING OF PERIOD................    30,447,805      17,659,503        35,860,319      34,158,302
                                                   ------------     -----------      ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 37,491,298     $30,447,805      $ 39,194,098    $ 35,860,319
                                                   ============     ===========      ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             9              21                --              --
 Redeemed........................................           (22)            (24)               --              --
                                                   ------------     -----------      ------------    ------------
 Net Increase (Decrease).........................           (13)             (3)               --              --
                                                   ------------     -----------      ------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................           151             224             1,095             822
 Redeemed........................................           (95)            (74)             (978)           (875)
                                                   ------------     -----------      ------------    ------------
 Net Increase (Decrease).........................           (56)            150               117             (53)
                                                   ------------     -----------      ------------    ------------


                                                           MULTIMANAGER
                                                       INTERNATIONAL EQUITY*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    170,131    $     11,589
 Net realized gain (loss) on investments.........    (1,645,390)     (2,300,258)
 Change in unrealized appreciation
  (depreciation) of investments..................     2,056,624       5,561,418
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................       581,365       3,272,749
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         6,844          75,378
  Transfers between funds including
   guaranteed interest account, net..............    (1,153,964)       (816,259)
  Transfers for contract benefits and
   terminations..................................    (1,360,941)     (1,180,858)
  Contract maintenance charges...................       (50,111)        (54,894)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (2,558,172)     (1,976,633)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    (1,976,807)      1,296,116
NET ASSETS -- BEGINNING OF PERIOD................    14,283,992      12,987,876
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 12,307,185    $ 14,283,992
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --              --
 Redeemed........................................            --              --
                                                   ------------    ------------
 Net Increase (Decrease).........................            --              --
                                                   ------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................            78             151
 Redeemed........................................          (288)           (339)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (210)           (188)
                                                   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          MULTIMANAGER                   MULTIMANAGER
                                                     LARGE CAP CORE EQUITY*            LARGE CAP VALUE*
                                                  ----------------------------- -------------------------------
                                                       2010           2009            2010            2009
                                                  -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (33,943)    $   11,197    $    (64,518)   $     33,409
 Net realized gain (loss) on investments.........     (204,505)      (267,338)     (1,149,828)     (2,360,408)
 Change in unrealized appreciation
  (depreciation) of investments..................      603,808      1,281,539       2,388,606       4,340,603
                                                    ----------     ----------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      365,360      1,025,398       1,174,260       2,013,604
                                                    ----------     ----------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........          204          5,155          30,811          33,501
  Transfers between funds including
   guaranteed interest account, net..............     (384,921)        71,618        (802,401)     (1,541,421)
  Transfers for contract benefits and
   terminations..................................     (415,936)      (276,947)       (946,389)     (1,056,768)
  Contract maintenance charges...................      (13,669)       (14,224)        (42,129)        (48,511)
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (814,322)      (214,398)     (1,760,108)     (2,613,199)
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --             --              --              --
                                                    ----------     ----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     (448,962)       811,000        (585,848)       (599,595)
NET ASSETS -- BEGINNING OF PERIOD................    4,348,946      3,537,946      11,494,148      12,093,743
                                                    ----------     ----------    ------------    ------------
NET ASSETS -- END OF PERIOD......................   $3,899,984     $4,348,946    $ 10,908,300    $ 11,494,148
                                                    ==========     ==========    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           18             50              44              84
 Redeemed........................................         (100)           (79)           (202)           (372)
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease).........................          (82)           (29)           (158)           (288)
                                                    ----------     ----------    ------------    ------------


                                                           MULTIMANAGER
                                                         MID CAP GROWTH*
                                                  ------------------------------
                                                        2010           2009
                                                  --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (153,607)   $   (135,147)
 Net realized gain (loss) on investments.........      (564,513)     (1,635,179)
 Change in unrealized appreciation
  (depreciation) of investments..................     3,191,577       4,960,198
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     2,473,457       3,189,872
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        38,211          36,241
  Transfers between funds including
   guaranteed interest account, net..............      (182,141)       (721,819)
  Transfers for contract benefits and
   terminations..................................      (868,897)       (850,809)
  Contract maintenance charges...................       (39,845)        (39,631)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (1,052,672)     (1,576,018)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     1,420,785       1,613,854
NET ASSETS -- BEGINNING OF PERIOD................    10,637,481       9,023,627
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 12,058,266    $ 10,637,481
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           150             126
 Redeemed........................................          (257)           (338)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (107)           (212)
                                                   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           MULTIMANAGER                    MULTIMANAGER
                                                          MID CAP VALUE*                MULTI-SECTOR BOND*
                                                  ------------------------------- -------------------------------
                                                        2010            2009            2010            2009
                                                  --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (91,598)   $    169,901    $    497,041    $  1,188,679
 Net realized gain (loss) on investments.........      (711,473)     (2,087,816)     (3,601,030)     (4,793,975)
 Change in unrealized appreciation
  (depreciation) of investments..................     3,455,767       6,006,961       5,173,264       6,743,685
                                                   ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     2,652,696       4,089,046       2,069,275       3,138,389
                                                   ------------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        64,314          30,826         684,529         236,806
  Transfers between funds including
   guaranteed interest account, net..............    (1,139,597)       (652,664)      2,508,915      (1,035,359)
  Transfers for contract benefits and
   terminations..................................      (960,587)       (951,896)     (3,883,664)     (3,841,245)
  Contract maintenance charges...................       (48,489)        (46,917)       (169,606)       (178,550)
                                                   ------------    ------------    ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (2,084,359)     (1,620,651)       (859,826)     (4,818,348)
                                                   ------------    ------------    ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --              --              --
                                                   ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................       568,337       2,468,395       1,209,449      (1,679,959)
NET ASSETS -- BEGINNING OF PERIOD................    13,032,270      10,563,875      40,145,490      41,825,449
                                                   ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 13,600,607    $ 13,032,270    $ 41,354,939    $ 40,145,490
                                                   ============    ============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --              --              40              13
 Redeemed........................................            --              --             (30)            (24)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease).........................            --              --              10             (11)
                                                   ------------    ------------    ------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................           107             221             210              99
 Redeemed........................................          (270)           (384)           (251)           (280)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease).........................          (163)           (163)            (41)           (181)
                                                   ------------    ------------    ------------    ------------


                                                           MULTIMANAGER
                                                         SMALL CAP GROWTH*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $     (70,543)  $     (63,689)
 Net realized gain (loss) on investments.........       (709,112)     (1,380,678)
 Change in unrealized appreciation
  (depreciation) of investments..................      1,905,977       2,717,524
                                                   -------------   -------------
 Net Increase (decrease) in net assets from
  operations.....................................      1,126,322       1,273,157
                                                   -------------   -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........          9,471          39,423
  Transfers between funds including
   guaranteed interest account, net..............       (746,538)        379,210
  Transfers for contract benefits and
   terminations..................................       (519,496)       (445,397)
  Contract maintenance charges...................        (19,951)        (19,729)
                                                   -------------   -------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,276,514)        (46,493)
                                                   -------------   -------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --              --
                                                   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS................       (150,192)      1,226,664
NET ASSETS -- BEGINNING OF PERIOD................      5,411,942       4,185,278
                                                   -------------   -------------
NET ASSETS -- END OF PERIOD......................  $   5,261,750   $   5,411,942
                                                   =============   =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --              --
 Redeemed........................................             --              --
                                                   -------------   -------------
 Net Increase (Decrease).........................             --              --
                                                   -------------   -------------
UNIT ACTIVITY CLASS B
 Issued..........................................            217             278
 Redeemed........................................           (399)           (298)
                                                   -------------   -------------
 Net Increase (Decrease).........................           (182)            (20)
                                                   -------------   -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              MULTIMANAGER                        MULTIMANAGER
                                                            SMALL CAP VALUE*                      TECHNOLOGY*
                                                    ---------------------------------   --------------------------------
                                                          2010              2009              2010             2009
                                                    ---------------   ---------------   ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $   (155,214)     $    (49,777)     $   (330,336)     $   (275,057)
 Net realized gain (loss) on investments.........      (2,623,019)       (3,220,399)          787,562          (979,859)
 Change in unrealized appreciation
  (depreciation) of investments..................       5,207,530         5,789,851         2,759,300         9,451,248
                                                     ------------      ------------      ------------      ------------
 Net Increase (decrease) in net assets from
  operations.....................................       2,429,297         2,519,675         3,216,526         8,196,332
                                                     ------------      ------------      ------------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........          27,634            60,631           100,274           326,202
  Transfers between funds including
   guaranteed interest account, net..............        (902,432)       (1,001,505)       (1,004,083)          857,427
  Transfers for contract benefits and
   terminations..................................      (1,239,335)       (1,098,591)       (1,606,029)       (1,614,416)
  Contract maintenance charges...................         (52,382)          (52,157)          (81,255)          (75,832)
                                                     ------------      ------------      ------------      ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................      (2,166,515)       (2,091,622)       (2,591,093)         (506,619)
                                                     ------------      ------------      ------------      ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........              --                --                --                --
                                                     ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS................         262,782           428,053           625,433         7,689,713
NET ASSETS -- BEGINNING OF PERIOD................      12,186,777        11,758,724        22,989,384        15,299,671
                                                     ------------      ------------      ------------      ------------
NET ASSETS -- END OF PERIOD......................    $ 12,449,559      $ 12,186,777      $ 23,614,817      $ 22,989,384
                                                     ============      ============      ============      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................             209               116               630               535
 Redeemed........................................            (362)             (302)             (893)             (626)
                                                     ------------      ------------      ------------      ------------
 Net Increase (Decrease).........................            (153)             (186)             (263)              (91)
                                                     ------------      ------------      ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

-------
The accompanying notes are an integral part of these financial statements.
(a) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(b) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(c) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(d) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(e) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(f) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
(g) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009
(h) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(i) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010


1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), (collectively, "The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options:

AXA PREMIER VIP TRUST*
----------------------
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi Sector Bond
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanager Technology

EQ ADVISORS TRUST*
------------------
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/AXA Franklin Small Cap Value Core
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index
o EQ/Core Bond Index
o EQ/Davis New York Venture
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS

o EQ/Frankin Core Balanced
o EQ/Franklin Templeton Allocation
o EQ/GAMCO Mergers & Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS
o EQ/Global Multi-Sector Equity
o EQ/Intermediate Government Bond Index
o EQ/International Core PLUS
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Morgan Stanley Mid Cap Growth(1)
o EQ/Mutual Large Cap Equity
o EQ/Oppenheimer Global
o EQ/PIMCO Ultra Short Bond
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/Templeton Global Equity
o EQ/UBS Growth & Income
o EQ/Van Kampen Comstock
o EQ/Wells Fargo Advantage Omega Growth(2)

----------
(1) Formerly known as EQ/Van Kampen Mid Cap Growth
(2) Formerly known as EQ/Evergreen Omega

* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator series of annuities are offered under group and individual variable annuity forms.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, the Trusts which the Variable Investment Options invest in enter into Contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Due To and Due From:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.


Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


2. Significant Accounting Policies (Concluded)

applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

Transfers for Contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:


                                                  PURCHASES         SALES
                                                -------------   -------------
AXA Aggressive Allocation....................    $ 4,116,980     $ 4,830,350
AXA Conservative Allocation..................     20,727,959      11,520,335
AXA Conservative-Plus Allocation.............     14,220,332       8,601,954
AXA Moderate Allocation......................     26,555,177      37,572,151
AXA Moderate-Plus Allocation.................     16,392,394      17,285,117
EQ/AllianceBernstein International...........      2,937,986      12,690,271
EQ/AllianceBernstein Small Cap Growth........      5,558,051      11,138,134
EQ/AXA Franklin Small Cap Value Core.........      1,005,848       1,125,516
EQ/Blackrock Basic Value Equity..............      4,458,996      12,480,699
EQ/Blackrock International Value.............      3,262,643       7,636,003
EQ/Boston Advisors Equity Income.............      1,153,971       1,829,549
EQ/Calvert Socially Responsible..............        111,281         215,366
EQ/Capital Guardian Growth...................        194,397         638,552
EQ/Capital Guardian Research.................        627,620       6,494,537
EQ/Common Stock Index........................      4,871,016      30,908,992
EQ/Core Bond Index...........................      4,759,948       8,433,453
EQ/Davis New York Venture....................        753,259       1,576,886
EQ/Equity 500 Index..........................      4,889,158      13,918,243
EQ/Equity Growth PLUS........................        765,051       8,201,718
EQ/Franklin Core Balanced....................      1,933,260       4,504,224
EQ/Franklin Templeton Allocation.............      1,694,201       1,581,357
EQ/GAMCO Mergers & Acquisitions..............      2,000,974       1,354,927
EQ/GAMCO Small Company Value.................      7,965,697       6,815,248
EQ/Global Bond PLUS..........................      6,214,216       5,868,428
EQ/Global Multi-Sector Equity................      8,544,856      19,124,641
EQ/Intermediate Government Bond Index........      6,585,415      17,118,388
EQ/International Core PLUS...................      2,093,231       4,618,715
EQ/International Growth......................      4,094,293       2,498,351
EQ/JPMorgan Value Opportunities..............      2,057,443       3,143,781
EQ/Large Cap Core PLUS.......................        762,656       1,021,471
EQ/Large Cap Growth Index....................      1,592,523       8,392,686
EQ/Large Cap Growth PLUS.....................      1,017,088       7,696,769
EQ/Large Cap Value Index.....................        669,595         919,378
EQ/Large Cap Value PLUS......................      3,207,620      29,216,746
EQ/Lord Abbett Growth and Income.............      1,612,467         895,275
EQ/Lord Abbett Large Cap Core................      1,914,643       1,246,296
EQ/Mid Cap Index.............................      2,161,510       7,477,878
EQ/Mid Cap Value PLUS........................      2,827,075      13,183,385
EQ/Money Market..............................     50,370,066      73,650,436
EQ/Montag & Caldwell Growth..................      1,271,468       2,968,547
EQ/Morgan Stanley Mid Cap Growth.............      9,214,099       6,970,316
EQ/Mutual Large Cap Equity...................        228,157       1,086,217
EQ/Oppenheimer Global........................      2,676,659       1,284,110
EQ/PIMCO Ultra Short Bond....................     10,161,592      16,946,052
EQ/Quality Bond PLUS.........................      6,451,294       7,676,570
EQ/Small Company Index.......................      2,640,042       5,380,425
EQ/T. Rowe Price Growth Stock................      3,605,172       3,659,728
EQ/Templeton Global Equity...................        551,367         969,587
EQ/UBS Growth & Income.......................        464,274         603,263
EQ/Van Kampen Comstock.......................        840,953       1,038,875
EQ/Wells Fargo Advantage Omega Growth........      4,134,799       3,047,998
Multimanager Aggressive Equity...............      8,415,641       5,935,109
Multimanager Core Bond.......................     16,400,730      13,741,299

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Concluded)


                                               PURCHASES         SALES
                                             -------------   -------------
Multimanager International Equity.........    $1,293,831      $3,681,872
Multimanager Large Cap Core Equity........       181,599       1,029,864
Multimanager Large Cap Value..............       579,355       2,403,982
Multimanager Mid Cap Growth...............     1,555,772       2,762,051
Multimanager Mid Cap Value................     1,508,313       3,684,269
Multimanager Multi-Sector Bond............     8,042,490       8,405,274
Multimanager Small Cap Growth.............     1,596,469       2,943,526
Multimanager Small Cap Value..............     2,939,436       5,261,166
Multimanager Technology...................     6,449,845       9,371,275

5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized into two types. Both types are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by The Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options. Class A shares of the Trusts continue to be purchased by Contracts in force prior to May 1, 1997.

AXA Equitable and its affiliates serves as investment manager of the Portfolios of The Trusts. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of The Trusts generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.15% to a high of 1.15% of the average daily net assets of the Portfolios of The Trusts. AXA Equitable, as investment manager of The Trusts, pays expenses for providing investment advisory services to the Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index as well as a portion of EQ/Large Cap Value PLUS, EQ/Quantity Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within The Trusts. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of The Trusts (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of The Trusts (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.


-----------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010              REMOVED PORTFOLIO                SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------------
                                 MULTIMANAGER LARGE CAP GROWTH    MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------
Shares -- Class A                                                      273,387
Value -- Class A                                                  $      23.83
Shares -- Class B                   761,787                          1,175,564
Value -- Class B                 $     7.72                       $      23.38
Net Assets Before Substitution   $5,880,998                       $ 28,118,495
Net Assets After Substitution    $       --                       $ 33,999,494
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009              EQ/ARIEL APPRECIATION II         EQ/MID CAP VALUE PLUS
                                 EQ/LORD ABBETT MID CAP VALUE
-----------------------------------------------------------------------------------------------------
                                 EQ/ARIEL APPRECIATION II
Shares -- Class B                   106,819
Value -- Class B                 $     9.40
Net Assets Before Merger         $1,003,791
Net Assets After Merger                  --
                                 EQ/LORD ABBETT MID CAP VALUE
Shares -- Class B                   556,647                          8,211,639
Value -- Class B                 $     7.93                       $       7.74
Net Assets Before Merger         $4,411,969                       $ 58,130,841
Net Assets After Merger                  --                       $ 63,546,601
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009               EQ/SHORT DURATION BOND          EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------------
Shares -- Class B                   709,287                          4,379,115
Value -- Class B                 $     9.13                       $       9.95
Net Assets Before Merger         $6,472,989                       $ 37,087,680
Net Assets After Merger                  --                       $ 43,560,669
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009               EQ/LONG TERM BOND               EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------
Shares -- Class B                   322,623                          3,542,042
Value -- Class B                 $    12.74                       $       9.62
Net Assets Before Merger         $4,111,725                       $ 29,970,244
Net Assets After Merger                  --                       $ 34,081,969
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009               MULTIMANAGER HEALTH CARE        MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------
Shares -- Class A                                                      305,799
Value -- Class A                                                  $      22.08
Shares -- Class B                   983,469                          1,058,497
Value -- Class B                 $     9.02                       $      21.67
Net Assets Before Merger         $8,872,754                       $ 20,815,733
Net Assets After Merger                  --                       $ 29,688,487
-----------------------------------------------------------------------------------------------------

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Concluded)


------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        EQ/OPPENHEIMER MAIN STREET OPPORTUNITY    EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------
Shares -- Class A               459,248                                 2,435,784
Value -- Class A            $      8.39                              $      13.64
Shares -- Class B               544,872                                13,286,431
Value -- Class B            $      8.39                              $      13.55
Net Assets Before Merger    $ 8,427,588                              $204,782,496
Net Assets After Merger              --                              $213,210,084
------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        EQ/OPPENHEIMER MAIN STREET SMALL CAP      EQ/SMALL COMPANY INDEX
                           INDEX
------------------------------------------------------------------------------------------------
Shares -- Class B               110,184                                 2,276,053
Value -- Class B           $       8.91                              $       8.40
Net Assets Before Merger   $    981,828                              $ 18,144,536
Net Assets After Merger              --                              $ 19,126,364
------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009         EQ/CAYWOOD SCHOLL HIGH YIELD BOND         EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------
Shares -- Class B             2,632,013                                 2,570,705
Value -- Class B           $       3.99                              $       9.19
Net Assets Before Merger   $ 10,514,313                              $ 13,103,150
Net Assets After Merger              --                              $ 23,617,463
------------------------------------------------------------------------------------------------

7. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                                                           ASSET-BASED                    CURRENT     MAXIMUM
                                                         MORTALITY AND   ADMINISTRATION   DISTRIBUTION   AGGREGATE   AGGREGATE
                                                         EXPENSE RISKS       CHARGE          CHARGE        CHARGE     CHARGE
                                                        --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor..................................         0.50%           --               --           0.50%       0.50%

Income Manager.......................................         0.90%           0.25%            --           1.15%       1.15%

Accumulator..........................................         1.10%           0.25%            --           1.35%       1.35%

Accumulator issued on, or after March 1, 2000........         1.10%           0.25%            0.20%        1.55%       1.55%

Accumulator Plus, Select, Elite......................         1.10%           0.25%            0.25%        1.60%       1.60%

Accumulator Select issued on, or after
  August 13, 2001...................................          1.10%           0.25%            0.35%        1.70%       1.70%

The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value.


                                             WHEN CHARGE
CHARGES                                      IS DEDUCTED
-------                                      -----------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      Contract date
                                      anniversary.


CHARGES                                                 AMOUNT DEDUCTED                        HOW DEDUCTED
-------                                                ----------------                       -------------
Charges for state premium and other   Varies by state.                                    Applied to an annuity
applicable taxes                                                                          payout option

Charge for Trust expenses             Vary by Portfolio                                   Unit value

Annual Administrative charge          Depending on account value a charge of $30 or       Unit liquidation from
                                      Years 1 to 2 lesser of $30 or 2% of account value   account value

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Concluded)


                                             WHEN CHARGE
CHARGES                                      IS DEDUCTED
-------                                      -----------
Variable Immediate Annuity payout   At time of transaction
option administrative fee

Withdrawal charge                   At time of transaction

BaseBuilder benefit charge          Annually on each
                                    contract date anniversary.

Protection Plus                     Annually on each
                                    contract date anniversary.

Guaranteed minimum death benefit    Annually on each
charge 6% rollup to age 80          contract date anniversary.


CHARGES                                                 AMOUNT DEDUCTED                        HOW DEDUCTED
-------                                                ----------------                       -------------
Variable Immediate Annuity payout   $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                  account value

Withdrawal charge                   LOW -- During the first seven Contract years, a        Unit liquidation from
                                    charge is deducted from amounts withdrawn that         account value
                                    exceed 15% of account value. The charge begins at
                                    7% and declines by 1% each year.

                                    HIGH -- During the first nine contract years, a
                                    charge is deducted from amounts withdrawn that
                                    exceed 15% of account value. The charge begins at
                                    8% and declines by 1% beginning in the third
                                    contract year.

BaseBuilder benefit charge          LOW 0.15%                                              Unit liquidation from
                                    HIGH 0.45%                                             account value

Protection Plus                     0.20%                                                  Unit liquidation from
                                                                                           account value

Guaranteed minimum death benefit    LOW 0.20%                                              Unit liquidation from
charge 6% rollup to age 80          HIGH 0.35%                                             account value

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).


8. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
AXA AGGRESSIVE ALLOCATION
-------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.29              --                --            --           12.53%
       Highest contract charges 1.70% Class B     $ 12.51              --                --            --           11.14%
       All contract charges                            --           2,086           $24,104          1.54%             --
2009   Lowest contract charges 0.50% Class B      $ 10.92              --                --            --           26.68%
       Highest contract charges 1.70% Class B     $ 11.26              --                --            --           25.00%
       All contract charges                            --           2,199           $22,790          1.01%             --
2008   Lowest contract charges 0.50% Class B      $  8.62              --                --            --          (39.51)%
       Highest contract charges 1.70% Class B     $  9.00              --                --            --          (40.20)%
       All contract charges                            --           2,124           $17,545          1.61%             --
2007   Lowest contract charges 0.50% Class B      $ 14.25              --                --            --            5.63%
       Highest contract charges 1.70% Class B     $ 15.05              --                --            --            4.30%
       All contract charges                            --           1,776           $24,464          2.52%             --
2006   Lowest contract charges 0.50% Class B      $ 13.49              --                --            --           17.31%
       Highest contract charges 1.70% Class B     $ 14.43              --                --            --           15.90%
       All contract charges                            --           1,320           $17,375          3.03%             --
AXA CONSERVATIVE ALLOCATION
---------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.16              --                --            --            6.70%
       Highest contract charges 1.70% Class B     $ 11.71              --                --            --            5.41%
       All contract charges                            --           4,286           $49,040          2.36%             --
2009   Lowest contract charges 0.50% Class B      $ 11.40              --                --            --            9.30%
       Highest contract charges 1.70% Class B     $ 11.11              --                --            --            7.97%
       All contract charges                            --           3,682           $39,801          2.43%             --
2008   Lowest contract charges 0.50% Class B      $ 10.43              --                --            --          (11.46)%
       Highest contract charges 1.70% Class B     $ 10.29              --                --            --          (12.50)%
       All contract charges                            --           3,108           $31,022          5.44%             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
---------------------------------------
2007   Lowest contract charges 0.50% Class B      $ 11.78               --               --            --            5.27%
       Highest contract charges 1.70% Class B     $ 11.76               --               --            --            3.98%
       All contract charges                            --            1,631         $ 18,538          4.12%             --
2006   Lowest contract charges 0.50% Class B      $ 11.19               --               --            --            5.84%
       Highest contract charges 1.70% Class B     $ 11.31               --               --            --            4.57%
       All contract charges                            --            1,123         $ 12,231          3.87%             --
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.11               --               --            --            8.48%
       Highest contract charges 1.70% Class B     $ 11.85               --               --            --            7.21%
       All contract charges                            --            3,766         $ 42,765          2.10%             --
2009   Lowest contract charges 0.50% Class B      $ 11.16               --               --            --           13.88%
       Highest contract charges 1.70% Class B     $ 11.05               --               --            --           12.53%
       All contract charges                            --            3,384         $ 35,734          1.97%             --
2008   Lowest contract charges 0.50% Class B      $  9.80               --               --            --          (19.80)%
       Highest contract charges 1.70% Class B     $  9.82               --               --            --          (20.81)%
       All contract charges                            --            2,909         $ 27,248          3.66%             --
2007   Unit Value 0.50% to 1.70%*                 $ 12.22               --               --            --            4.98%
       Lowest contract charges 0.50% Class B      $ 12.40               --               --            --            3.68%
       Highest contract charges 1.70% Class B          --            2,325         $ 27,419          3.82%             --
2006   All contract charges                       $ 11.64               --               --            --            8.22%
       Unit Value 0.50% to 1.70%*                 $ 11.96               --               --            --            6.91%
       Lowest contract charges 0.50% Class B           --            1,581         $ 17,921          3.48%             --
AXA MODERATE ALLOCATION
-----------------------
       Unit Value 1.15%*
2010   1.15% Class A                              $ 54.49              521         $ 28,382          2.10%           8.91%
2009   1.15% Class A                              $ 50.03              572         $ 28,625          1.40%          15.97%
2008   1.15% Class A                              $ 43.14              542         $ 23,385          3.28%         (25.16)%
2007   1.15% Class A                              $ 57.64              570         $ 32,884          3.03%           5.30%
2006   1.15% Class A                              $ 54.74              613         $ 33,581          2.55%           9.33%
AXA MODERATE ALLOCATION
-----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 60.28               --               --            --            9.35%
       Highest contract charges 1.70% Class B     $ 44.54               --               --            --            8.05%
       All contract charges                            --            4,480         $214,166          2.10%             --
2009   Lowest contract charges 0.50% Class B      $ 55.12               --               --            --           16.43%
       Highest contract charges 1.70% Class B     $ 41.22               --               --            --           15.01%
       All contract charges                            --            4,841         $213,482          1.40%             --
2008   Lowest contract charges 0.50% Class B      $ 47.34               --               --            --          (24.86)%
       Highest contract charges 1.70% Class B     $ 35.84               --               --            --          (25.75)%
       All contract charges                            --            5,218         $199,318          3.28%             --
2007   Lowest contract charges 0.50% Class B      $ 63.00               --               --            --            5.74%
       Highest contract charges 1.70% Class B     $ 48.27               --               --            --            4.46%
       All contract charges                            --            5,987         $307,011          3.03%             --
2006   Lowest contract charges 0.50% Class B      $ 59.58               --               --            --            9.77%
       Highest contract charges 1.70% Class B     $ 46.21               --               --            --            8.45%
       All contract charges                            --            6,621         $323,970          2.55%             --
AXA MODERATE-PLUS ALLOCATION
----------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.54               --               --            --           10.97%
       Highest contract charges 1.70% Class B     $ 12.74               --               --            --            9.64%
       All contract charges                            --            9,748         $114,722          1.69%             --
2009   Lowest contract charges 0.50% Class B      $ 11.30               --               --            --           21.37%
       Highest contract charges 1.70% Class B     $ 11.62               --               --            --           19.92%
       All contract charges                            --           10,142         $108,528          1.36%             --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                ------------ ------------------- ------------ ---------------- --------------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
----------------------------------------
2008   Lowest contract charges 0.50% Class B      $  9.31               --               --            --           (32.14)%
       Highest contract charges 1.70% Class B     $  9.69               --               --            --           (32.94)%
       All contract charges                            --           10,326         $ 91,875          2.22%              --
2007   Lowest contract charges 0.50% Class B      $ 13.72               --               --            --             5.86%
       Highest contract charges 1.70% Class B     $ 14.45               --               --            --             4.56%
       All contract charges                            --            9,641         $127,560          3.07%              --
2006   Lowest contract charges 0.50% Class B      $ 12.96               --               --            --            13.93%
       Highest contract charges 1.70% Class B     $ 13.82               --               --            --            12.56%
       All contract charges                            --            6,424         $ 81,056          3.45%              --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
       Unit Value 1.15%*
2010   1.15% Class A                              $ 13.74              617         $  8,484          2.20%            4.24%
2009   1.15% Class A                              $ 13.18              699         $  9,205          2.36%           26.00%
2008   1.15% Class A                              $ 10.46              815         $  8,523          2.56%          (51.17)%
2007   1.15% Class A                              $ 21.42              978         $ 20,944          1.24%           10.70%
2006   1.15% Class A                              $ 19.35            1,130         $ 21,873          1.39%           22.40%
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 14.70               --               --            --             4.65%
       Highest contract charges 1.70% Class B     $ 12.15               --               --            --             3.46%
       All contract charges                            --            4,978         $ 63,154          2.20%              --
2009   Lowest contract charges 0.50% Class B      $ 14.05               --               --            --            26.46%
       Highest contract charges 1.70% Class B     $ 11.74               --               --            --            24.89%
       All contract charges                            --            5,769         $ 70,498          2.36%              --
2008   Lowest contract charges 0.50% Class B      $ 11.11               --               --            --           (50.95)%
       Highest contract charges 1.70% Class B     $  9.40               --               --            --           (51.57)%
       All contract charges                            --            6,676         $ 65,108          2.56%              --
2007   Lowest contract charges 0.50% Class B      $ 22.65               --               --            --            11.14%
       Highest contract charges 1.70% Class B     $ 19.41               --               --            --             9.85%
       All contract charges                            --            8,005         $160,627          1.24%              --
2006   Lowest contract charges 0.50% Class B      $ 20.38               --               --            --            22.90%
       Highest contract charges 1.70% Class B     $ 17.67               --               --            --            21.43%
       All contract charges                            --            9,246         $168,521          1.39%              --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
       Unit Value 1.15%*
2010   1.15% Class A                              $ 21.35              144         $  3,080          0.00%           32.03%
2009   1.15% Class A                              $ 16.17              107         $  1,734          0.02%           34.53%
2008   1.15% Class A                              $ 12.02              134         $  1,608            --           (45.19)%
2007   1.15% Class A                              $ 21.93              155         $  3,396            --            15.66%
2006   1.15% Class A                              $ 18.96              304         $  5,774            --             8.01%
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 22.59               --               --            --            32.59%
       Highest contract charges 1.70% Class B     $ 19.14               --               --            --            31.00%
       All contract charges                            --            2,825         $ 56,145          0.00%              --
2009   Lowest contract charges 0.50% Class B      $ 17.04               --               --            --            35.02%
       Highest contract charges 1.70% Class B     $ 14.61               --               --            --            33.30%
       All contract charges                            --            3,170         $ 47,917          0.02%              --
2008   Lowest contract charges 0.50% Class B      $ 12.62               --               --            --           (44.94)%
       Highest contract charges 1.70% Class B     $ 10.96               --               --            --           (45.58)%
       All contract charges                            --            3,651         $ 41,271          0.00%              --
2007   Lowest contract charges 0.50% Class B      $ 22.92               --               --            --            16.11%
       Highest contract charges 1.70% Class B     $ 20.14               --               --            --            14.69%
       All contract charges                            --            4,332         $ 89,735          0.00%              --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH (CONTINUED)
-------------------------------------------------
2006   Lowest contract charges 0.50% Class B      $ 19.74              --                --            --            8.46%
       Highest contract charges 1.70% Class B     $ 17.56              --                --            --            7.15%
       All contract charges                            --           5,379          $ 96,886            --              --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 10.31              --                --            --           23.63%
       Highest contract charges 1.70% Class B     $  9.79              --                --            --           22.16%
       All contract charges                            --             141          $  1,399          0.18%             --
2009   Lowest contract charges 0.50% Class B      $  8.34              --                --            --           27.52%
       Highest contract charges 1.70% Class B     $  8.01              --                --            --           25.94%
       All contract charges                            --             157          $  1,272          0.84%             --
2008   Lowest contract charges 0.50% Class B      $  6.54              --                --            --          (33.67)%
       Highest contract charges 1.70% Class B     $  6.36              --                --            --          (34.50)%
       All contract charges                            --             333          $  2,133          1.12%             --
2007   Lowest contract charges 0.50% Class B      $  9.86              --                --            --           (9.12)%
       Highest contract charges 1.70% Class B     $  9.71              --                --            --          (10.18)%
       All contract charges                            --             138          $  1,343          0.50%             --
2006   Lowest contract charges 0.50% Class B      $ 10.85              --                --            --            8.50%
       Highest contract charges 1.70% Class B     $ 10.81              --                --            --            8.10%
       All contract charges                            --              34          $    364          0.62%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 24.18              --                --            --           11.74%
       Highest contract charges 1.70% Class B     $ 20.49              --                --            --           10.38%
       All contract charges                            --           3,438          $ 73,317          1.21%             --
2009   Lowest contract charges 0.50% Class B      $ 21.64              --                --            --           29.58%
       Highest contract charges 1.70% Class B     $ 18.56              --                --            --           28.09%
       All contract charges                            --           3,848          $ 74,155          2.58%             --
2008   Lowest contract charges 0.50% Class B      $ 16.70              --                --            --          (36.86)%
       Highest contract charges 1.70% Class B     $ 14.49              --                --            --          (37.65)%
       All contract charges                            --           4,204          $ 63,087          1.54%             --
2007   Lowest contract charges 0.50% Class B      $ 26.45              --                --            --            0.69%
       Highest contract charges 1.70% Class B     $ 23.24              --                --            --           (0.56)%
       All contract charges                            --           5,164          $123,863          0.99%             --
2006   Lowest contract charges 0.50% Class B      $ 26.27              --                --            --           20.31%
       Highest contract charges 1.70% Class B     $ 23.37              --                --            --           18.86%
       All contract charges                            --           6,279          $150,983          2.67%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 21.16              --                --            --            5.55%
       Highest contract charges 1.70% Class B     $ 17.93              --                --            --            4.29%
       All contract charges                            --           1,904          $ 35,599          0.73%             --
2009   Lowest contract charges 0.50% Class B      $ 20.05              --                --            --           29.61%
       Highest contract charges 1.70% Class B     $ 17.19              --                --            --           28.00%
       All contract charges                            --           2,144          $ 38,323          1.96%             --
2008   Lowest contract charges 0.50% Class B      $ 15.47              --                --            --          (43.29)%
       Highest contract charges 1.70% Class B     $ 13.43              --                --            --          (43.97)%
       All contract charges                            --           2,498          $ 34,788          2.01%             --
2007   Lowest contract charges 0.50% Class B      $ 27.28              --                --            --            9.65%
       Highest contract charges 1.70% Class B     $ 23.97              --                --            --            8.31%
       All contract charges                            --           3,268          $ 80,889          1.75%             --
2006   Lowest contract charges 0.50% Class B      $ 24.88              --                --            --           25.06%
       Highest contract charges 1.70% Class B     $ 22.13              --                --            --           23.55%
       All contract charges                            --           3,753          $ 85,502          3.41%             --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $  6.45              --                --            --           15.21%
       Highest contract charges 1.70% Class B     $  5.57              --                --            --           13.71%
       All contract charges                            --           1,176           $ 6,791          2.39%             --
2009   Lowest contract charges 0.50% Class B      $  5.60              --                --            --           10.89%
       Highest contract charges 1.70% Class B     $  4.90              --                --            --            9.62%
       All contract charges                            --           1,324           $ 6,698          2.23%             --
2008   Lowest contract charges 0.50% Class B      $  5.05              --                --            --          (32.67)%
       Highest contract charges 1.70% Class B     $  4.47              --                --            --          (33.38)%
       All contract charges                            --           1,651           $ 7,626          2.27%             --
2007   Lowest contract charges 0.50% Class B      $  7.50              --                --            --            3.31%
       Highest contract charges 1.70% Class B     $  6.71              --                --            --            1.82%
       All contract charges                            --           1,719           $11,852          1.62%
2006   Lowest contract charges 0.50% Class B      $  7.26              --                --            --           15.39%
       Highest contract charges 1.70% Class B     $  6.59              --                --            --           14.00%
       All contract charges                            --           2,310           $15,572          2.28%             --
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $  8.54              --                --            --           11.89%
       Highest contract charges 1.70% Class B     $  7.44              --                --            --           10.69%
       All contract charges                            --              72           $   545          0.05%             --
2009   Lowest contract charges 0.50% Class B      $  7.63              --                --            --           30.20%
       Highest contract charges 1.70% Class B     $  6.72              --                --            --           28.49%
       All contract charges                            --              86           $   595          0.24%             --
2008   Lowest contract charges 0.50% Class B      $  5.86              --                --            --          (45.44)%
       Highest contract charges 1.70% Class B     $  5.23              --                --            --          (46.14)%
       All contract charges                            --              93           $   497          0.25%             --
2007   Lowest contract charges 0.50% Class B      $ 10.74              --                --            --           11.53%
       Highest contract charges 1.70% Class B     $  9.71              --                --            --           10.25%
       All contract charges                            --             110           $ 1,097          0.21%             --
2006   Lowest contract charges 0.50% Class B      $  9.63              --                --            --            4.70%
       Highest contract charges 1.70% Class B     $  8.81              --                --            --            3.45%
       All contract charges                            --             116           $ 1,043            --              --
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 13.23              --                --            --           12.39%
       Highest contract charges 1.70% Class B     $ 11.21              --                --            --           11.06%
       All contract charges                            --             317           $ 3,673          0.39%             --
2009   Lowest contract charges 0.50% Class B      $ 11.77              --                --            --           32.69%
       Highest contract charges 1.70% Class B     $ 10.09              --                --            --           31.04%
       All contract charges                            --             355           $ 3,701          0.25%             --
2008   Lowest contract charges 0.50% Class B      $  8.87              --                --            --          (40.67)%
       Highest contract charges 1.70% Class B     $  7.70              --                --            --          (41.40)%
       All contract charges                            --             502           $ 4,102          0.15%             --
2007   Lowest contract charges 0.50% Class B      $ 14.95              --                --            --            4.91%
       Highest contract charges 1.70% Class B     $ 13.14              --                --            --            3.71%
       All contract charges                            --             651           $ 9,123            --              --
2006   Lowest contract charges 0.50% Class B      $ 14.25              --                --            --            6.87%
       Highest contract charges 1.70% Class B     $ 12.67              --                --            --            5.58%
       All contract charges                            --             333           $ 4,309          0.22%             --
EQ/CAPITAL GUARDIAN RESEARCH (b)
--------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.78              --                --            --           15.23%
       Highest contract charges 1.70% Class B     $ 11.09              --                --            --           13.88%
       All contract charges                            --           3,216           $36,969          0.72%             --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/CAPITAL GUARDIAN RESEARCH (b) (CONTINUED)
--------------------------------------------
2009   Lowest contract charges 0.50% Class B     $  11.09              --                --            --           30.78%
       Highest contract charges 1.70% Class B    $   9.74              --                --            --           29.18%
       All contract charges                            --           3,765          $ 37,886          1.11%             --
2008   Lowest contract charges 0.50% Class B     $   8.48              --                --            --          (39.94)%
       Highest contract charges 1.70% Class B    $   7.54              --                --            --          (40.68)%
       All contract charges                            --           4,480          $ 34,775          0.86%             --
2007   Lowest contract charges 0.50% Class B     $  14.12              --                --            --            1.15%
       Highest contract charges 1.70% Class B    $  12.71              --                --            --           (0.08)%
       All contract charges                            --           5,973          $ 77,900          1.06%             --
2006   Lowest contract charges 0.50% Class B     $  13.96              --                --            --           11.50%
       Highest contract charges 1.70% Class B    $  12.72              --                --            --           10.16%
       All contract charges                            --           4,909          $ 63,987          0.53%             --
EQ/COMMON STOCK INDEX
---------------------
       Unit Value 1.15%*
2010   1.15% Class A                             $ 243.35             125          $ 30,304          1.28%          14.83%
2009   1.15% Class A                             $ 211.93             141          $ 29,896          1.73%          27.17%
2008   1.15% Class A                             $ 166.65             164          $ 27,251          1.55%         (44.31)%
2007   1.15% Class A                             $ 299.23             203          $ 60,734          0.95%           2.54%
2006   1.15% Class A                             $ 291.81             266          $ 77,493          1.14%           9.69%
EQ/COMMON STOCK INDEX (l)
-------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B     $ 295.18              --                --            --           15.29%
       Highest contract charges 1.70% Class B    $ 193.27              --                --            --           13.90%
       All contract charges                            --             813          $177,023          1.28%             --
2009   Lowest contract charges 0.50% Class B     $ 256.03              --                --            --           27.68%
       Highest contract charges 1.70% Class B    $ 169.68              --                --            --           26.15%
       All contract charges                                           928          $176,620          1.73%             --
2008   Lowest contract charges 0.50% Class B     $ 200.52              --                --            --          (44.08)%
       Highest contract charges 1.70% Class B    $ 134.51              --                --            --          (44.76)%
       All contract charges                            --           1,053          $158,344          1.55%             --
2007   Lowest contract charges 0.50% Class B     $ 358.57              --                --            --            2.96%
       Highest contract charges 1.70% Class B    $ 243.48              --                --            --            1.71%
       All contract charges                            --           1,297          $351,552          0.95%             --
2006   Lowest contract charges 0.50% Class B     $ 348.26              --                --            --           10.14%
       Highest contract charges 1.70% Class B    $ 239.38              --                --            --            8.81%
       All contract charges                            --           1,643          $436,497          1.14%             --
EQ/CORE BOND INDEX (j)
----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B     $  15.47              --                --            --            5.26%
       Highest contract charges 1.70% Class B    $  13.22              --                --            --            3.98%
       All contract charges                            --           2,233          $ 30,557          2.08%             --
2009   Lowest contract charges 0.50% Class B     $  14.70              --                --            --            2.15%
       Highest contract charges 1.70% Class B    $  12.71              --                --            --            0.95%
       All contract charges                            --           2,518          $ 33,039          2.48%             --
2008   Lowest contract charges 0.50% Class B     $  14.39              --                --            --           (9.38)%
       Highest contract charges 1.70% Class B    $  12.59              --                --            --          (10.52)%
       All contract charges                            --           2,561          $ 33,222          3.69%             --
2007   Lowest contract charges 0.50% Class B     $  15.88              --                --            --            2.58%
       Highest contract charges 1.70% Class B    $  14.07              --                --            --            1.37%
       All contract charges                            --           3,901          $ 56,331          4.18%             --
2006   Lowest contract charges 0.50% Class B     $  15.48              --                --            --            3.54%
       Highest contract charges 1.70% Class B    $  13.88              --                --            --            2.30%
       All contract charges                            --           4,203          $ 59,758          4.27%             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/DAVIS NEW YORK VENTURE
-------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B (c)      $  9.97              --                --            --           11.26%
       Highest contract charges 1.70% Class B (c)     $  9.46              --                --            --            9.87%
       All contract charges                                --             555          $  5,324          0.79%             --
2009   Lowest contract charges 0.50% Class B (c)      $  8.96              --                --            --           31.96%
       Highest contract charges 1.70% Class B (c)     $  8.61              --                --            --           30.45%
       All contract charges                                --             646          $  5,622          1.73%             --
2008   Lowest contract charges 0.50% Class B (c)      $  6.79              --                --            --          (39.54)%
       Highest contract charges 1.70% Class B (c)     $  6.60              --                --            --          (40.27)%
       All contract charges                                --             684          $  4,548          0.55%             --
2007   Lowest contract charges 0.50% Class B (c)      $ 11.23              --                --            --            3.23%
       Highest contract charges 1.70% Class B (c)     $ 11.05              --                --            --            1.94%
       All contract charges                                               528          $  5,854          0.58%             --
2006   Lowest contract charges 0.50% Class B (c)      $ 10.88              --                --            --            8.76%
       Highest contract charges 1.70% Class B (c)     $ 10.84              --                --            --            8.36%
       All contract charges                                --             136          $  1,478          0.85%             --
EQ/EQUITY 500 INDEX
-------------------
       Unit Value 1.15*
2010   1.15% Class A                                  $ 28.78              --                --          1.35%          13.36%
2009   1.15% Class A                                  $ 25.39              --                --          1.88%          24.71%
2008   1.15% Class A                                  $ 20.36              --                --          1.59%         (37.89)%
2007   1.15% Class A                                  $ 32.78              --                --          1.24%           4.00%
EQ/EQUITY 500 INDEX
-------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 31.06              --                --            --           13.81%
       Highest contract charges 1.70% Class B         $ 25.32              --                --            --           12.44%
       All contract charges                                --           2,476          $ 65,960          1.35%             --
2009   Lowest contract charges 0.50% Class B          $ 27.29              --                --            --           25.24%
       Highest contract charges 1.70% Class B         $ 22.52              --                --            --           23.74%
       All contract charges                                --           2,851          $ 67,293          1.88%             --
2008   Lowest contract charges 0.50% Class B          $ 21.79              --                --            --          (37.64)%
       Highest contract charges 1.70% Class B         $ 18.20              --                --            --          (38.39)%
       All contract charges                                --           3,111          $ 59,174          1.59%             --
2007   Lowest contract charges 0.50% Class B          $ 34.94              --                --            --            4.42%
       Highest contract charges 1.70% Class B         $ 29.54              --                --            --            3.14%
       All contract charges                                --           3,801          $116,961          1.24%             --
2006   Lowest contract charges 0.50% Class B          $ 33.46              --                --            --           14.52%
       Highest contract charges 1.70% Class B         $ 28.64              --                --            --           13.14%
       All contract charges                                --           4,697          $139,661          1.46%             --
EQ/EQUITY GROWTH PLUS
---------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 16.92              --                --            --           14.68%
       Highest contract charges 1.70% Class B         $ 15.10              --                --            --           13.31%
       All contract charges                                --           2,287          $ 35,492          0.28%             --
2009   Lowest contract charges 0.50% Class B          $ 14.75              --                --            --           27.16%
       Highest contract charges 1.70% Class B         $ 13.33              --                --            --           25.64%
       All contract charges                                --           2,796          $ 38,192          0.80%             --
2008   Lowest contract charges 0.50% Class B          $ 11.60              --                --            --          (40.57)%
       Highest contract charges 1.70% Class B         $ 10.61              --                --            --          (41.32)%
       All contract charges                                --           3,497          $ 37,939          0.88%             --
2007   Lowest contract charges 0.50% Class B          $ 19.52              --                --            --           13.49%
       Highest contract charges 1.70% Class B         $ 18.08              --                --            --           12.09%
       All contract charges                                --           3,964          $ 72,987          0.17%             --
2006   Lowest contract charges 0.50% Class B          $ 17.20              --                --            --            8.78%
       Highest contract charges 1.70% Class B         $ 16.13              --                --            --            7.47%
       All contract charges                                --           4,481          $ 73,378          0.72%             --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/FRANKLIN CORE BALANCED
-------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B (a)      $ 10.36              --                --            --           10.72%
       Highest contract charges 1.70% Class B (a)     $  9.83              --                --            --            9.40%
       All contract charges                                --           1,556           $15,491          2.93%             --
2009   Lowest contract charges 0.50% Class B (a)      $  9.36              --                --            --           30.00%
       Highest contract charges 1.70% Class B (a)     $  8.99              --                --            --           28.25%
       All contract charges                                --           1,859           $16,864          5.87%             --
2008   Lowest contract charges 0.50% Class B (a)      $  7.20              --                --            --          (32.20)%
       Highest contract charges 1.70% Class B (a)     $  7.01              --                --            --          (32.92)%
       All contract charges                                --           1,959           $13,811          5.97%             --
2007   Lowest contract charges 0.50% Class B (a)      $ 10.62              --                --            --            1.53%
       Highest contract charges 1.70% Class B (a)     $ 10.45              --                --            --            0.29%
       All contract charges                                --           2,107           $22,106          3.79%             --
2006   Lowest contract charges 0.50% Class B (a)      $ 10.46              --                --            --            4.56%
       Highest contract charges 1.70% Class B (a)     $ 10.42              --                --            --            4.17%
       All contract charges                                --             619           $ 6,457          2.46%             --
EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B (f)      $  8.43              --                --            --            9.83%
       Highest contract charges 1.70% Class B (f)     $  8.07              --                --            --            8.49%
       All contract charges                                --             723           $ 5,898          2.14%             --
2009   Lowest contract charges 0.50% Class B (f)      $  7.68              --                --            --           27.79%
       Highest contract charges 1.70% Class B (f)     $  7.44              --                --            --           26.32%
       All contract charges                                --             721           $ 5,402          2.56%             --
2008   Lowest contract charges 0.50% Class B (f)      $  6.01              --                --            --          (37.20)%
       Highest contract charges 1.70% Class B (f)     $  5.89              --                --            --          (37.93)%
       All contract charges                                --             659           $ 3,902          4.13%             --
2007   Lowest contract charges 0.50% Class B (f)      $  9.57              --                --            --           (4.30)%
       Highest contract charges 1.70% Class B (f)     $  9.49              --                --            --           (5.10)%
       All contract charges                                --             472           $ 4,489          1.96%             --
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 13.17              --                --            --            9.04%
       Highest contract charges 1.70% Class B         $ 12.30              --                --            --            7.77%
       All contract charges                                --             516           $ 6,477          0.00%             --
2009   Lowest contract charges 0.50% Class B          $ 12.08              --                --            --           16.04%
       Highest contract charges 1.70% Class B         $ 11.41              --                --            --           14.67%
       All contract charges                                --             470           $ 5,450          0.00%             --
2008   Lowest contract charges 0.50% Class B          $ 10.41              --                --            --          (14.25)%
       Highest contract charges 1.70% Class B         $  9.95              --                --            --          (15.32)%
       All contract charges                                --             447           $ 4,504          0.44%             --
2007   Lowest contract charges 0.50% Class B          $ 12.14              --                --            --            2.97%
       Highest contract charges 1.70% Class B         $ 11.75              --                --            --            1.64%
       All contract charges                                --             601           $ 7,151          0.49%             --
2006   Lowest contract charges 0.50% Class B          $ 11.79              --                --            --           11.65%
       Highest contract charges 1.70% Class B         $ 11.56              --                --            --           10.30%
       All contract charges                                --             780           $ 9,122          5.06%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 44.89              --                --            --           31.98%
       Highest contract charges 1.70% Class B         $ 34.20              --                --            --           30.37%
       All contract charges                                --             940           $34,567          0.36%             --
2009   Lowest contract charges 0.50% Class B          $ 34.01              --                --            --           40.71%
       Highest contract charges 1.70% Class B         $ 26.23              --                --            --           39.08%
       All contract charges                                --             898           $25,260          0.44%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                ------------ ------------------- ------------ ---------------- --------------
EQ/GAMCO SMALL COMPANY VALUE (CONTINUED)
----------------------------------------
2008   Lowest contract charges 0.50% Class B      $ 24.17              --                --            --           (30.98)%
       Highest contract charges 1.70% Class B     $ 18.86              --                --            --           (31.84)%
       All contract charges                            --             840          $ 16,988          0.58%              --
2007   Lowest contract charges 0.50% Class B      $ 35.02              --                --            --             8.72%
       Highest contract charges 1.70% Class B     $ 27.67              --                --            --             7.41%
       All contract charges                            --             792          $ 23,223          0.47%              --
2006   Lowest contract charges 0.50% Class B      $ 32.21              --                --            --            18.24%
       Highest contract charges 1.70% Class B     $ 25.76              --                --            --            16.82%
       All contract charges                            --             536          $ 14,549          1.45%              --
EQ/GLOBAL BOND PLUS
-------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.43              --                --            --             5.80%
       Highest contract charges 1.70% Class B     $ 11.67              --                --            --             4.54%
       All contract charges                            --           1,277          $ 15,159          2.76%              --
2009   Lowest contract charges 0.50% Class B      $ 11.75              --                --            --             1.47%
       Highest contract charges 1.70% Class B     $ 11.16              --                --            --             0.18%
       All contract charges                            --           1,267          $ 13,347          0.79%              --
2008   Lowest contract charges 0.50% Class B      $ 11.58              --                --            --             5.95%
       Highest contract charges 1.70% Class B     $ 11.14              --                --            --             4.70%
       All contract charges                            --           1,470          $ 16,556         16.15%              --
2007   Lowest contract charges 0.50% Class B      $ 10.93              --                --            --             8.76%
       Highest contract charges 1.70% Class B     $ 10.64              --                --            --             7.47%
       All contract charges                            --             983          $ 10,635          4.53%              --
2006   Lowest contract charges 0.50% Class B      $ 10.05              --                --            --             2.90%
       Highest contract charges 1.70% Class B     $  9.90              --                --            --             1.66%
       All contract charges                            --             306          $  3,044          0.41%              --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 20.28              --                --            --            10.89%
       Highest contract charges 1.70% Class B     $ 17.25              --                --            --             9.57%
       All contract charges                            --           3,296          $ 59,101          1.07%              --
2009   Lowest contract charges 0.50% Class B      $ 18.29              --                --            --            49.31%
       Highest contract charges 1.70% Class B     $ 15.74              --                --            --            47.52%
       All contract charges                            --           3,939          $ 64,296          1.27%              --
2008   Lowest contract charges 0.50% Class B      $ 12.25              --                --            --           (57.55)%
       Highest contract charges 1.70% Class B     $ 10.67              --                --            --           (58.07)%
       All contract charges                            --           4,221          $ 46,562          0.13%              --
2007   Lowest contract charges 0.50% Class B      $ 28.86              --                --            --            41.26%
       Highest contract charges 1.70% Class B     $ 25.45              --                --            --            39.61%
       All contract charges                            --           5,020          $131,723            --               --
2006   Lowest contract charges 0.50% Class B      $ 20.43              --                --            --            36.37%
       Highest contract charges 1.70% Class B     $ 18.23              --                --            --            34.73%
       All contract charges                            --           5,635          $105,586          0.40%              --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
       Unit Value 1.15%*
2010   1.15% Class A                              $ 21.79             108          $  2,352          1.12%            3.27%
2009   1.15% Class A                              $ 21.10             127          $  2,687          0.94%           (3.17)%
2008   1.15% Class A                              $ 21.79             204          $  4,453          2.98%            2.69%
2007   1.15% Class A                              $ 21.22             205          $  4,343          4.03%            5.89%
2006   1.15% Class A                              $ 20.04             238          $  4,764          3.64%            2.20%
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 23.97              --                --            --             3.71%
       Highest contract charges 1.70% Class B     $ 18.86              --                --            --             2.45%
       All contract charges                            --           2,529          $ 49,867          1.12%              --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX (CONTINUED)
-------------------------------------------------
2009   Lowest contract charges 0.50% Class B      $ 23.11              --                --            --           (2.78)%
       Highest contract charges 1.70% Class B     $ 18.41              --                --            --           (3.91)%
       All contract charges                            --           3,035          $ 58,250          0.94%             --
2008   Lowest contract charges 0.50% Class B      $ 23.77              --                --            --            3.08%
       Highest contract charges 1.70% Class B     $ 19.16              --                --            --            1.81%
       All contract charges                            --           3,845          $ 76,626          2.98%             --
2007   Lowest contract charges 0.50% Class B      $ 23.06              --                --            --            6.32%
       Highest contract charges 1.70% Class B     $ 18.82              --                --            --            5.02%
       All contract charges                            --           4,615          $ 90,022          4.03%             --
2006   Lowest contract charges 0.50% Class B      $ 21.69              --                --            --            2.61%
       Highest contract charges 1.70% Class B     $ 17.92              --                --            --            1.37%
       All contract charges                            --           5,697          $105,656          3.64%             --
EQ/INTERNATIONAL CORE PLUS
--------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 14.28              --                --            --            8.66%
       Highest contract charges 1.70% Class B     $ 12.39              --                --            --            7.39%
       All contract charges                            --           1,171          $ 15,187          1.70%             --
2009   Lowest contract charges 0.50% Class B      $ 13.14              --                --            --           34.63%
       Highest contract charges 1.70% Class B     $ 11.54              --                --            --           32.95%
       All contract charges                            --           1,398          $ 16,755          3.17%             --
2008   Lowest contract charges 0.50% Class B      $  9.76              --                --            --          (45.11)%
       Highest contract charges 1.70% Class B     $  8.68              --                --            --          (45.78)%
       All contract charges                            --           1,350          $ 12,153          1.39%             --
2007   Lowest contract charges 0.50% Class B      $ 17.78              --                --            --           14.64%
       Highest contract charges 1.70% Class B     $ 16.01              --                --            --           13.31%
       All contract charges                            --           1,518          $ 25,426          0.39%             --
2006   Lowest contract charges 0.50% Class B      $ 15.51              --                --            --           18.65%
       Highest contract charges 1.70% Class B     $ 14.13              --                --            --           17.22%
       All contract charges                            --           1,648          $ 24,157          1.29%             --
EQ/INTERNATIONAL GROWTH
-----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 15.51              --                --            --           14.40%
       Highest contract charges 1.70% Class B     $ 14.48              --                --            --           12.97%
       All contract charges                            --             778          $ 11,470          0.94%             --
2009   Lowest contract charges 0.50% Class B      $ 13.56              --                --            --           36.56%
       Highest contract charges 1.70% Class B     $ 12.82              --                --            --           34.95%
       All contract charges                            --             661          $  8,589          1.32%             --
2008   Lowest contract charges 0.50% Class B      $  9.93              --                --            --          (40.61)%
       Highest contract charges 1.70% Class B     $  9.50              --                --            --          (41.29)%
       All contract charges                            --             556          $  5,339          0.97%             --
2007   Lowest contract charges 0.50% Class B      $ 16.72              --                --            --           15.63%
       Highest contract charges 1.70% Class B     $ 16.18              --                --            --           14.18%
       All contract charges                            --             478          $  7,804          0.67%             --
2006   Lowest contract charges 0.50% Class B      $ 14.46              --                --            --           25.01%
       Highest contract charges 1.70% Class B     $ 14.17              --                --            --           23.51%
       All contract charges                            --             186          $  2,650          1.17%             --
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 15.13              --                --            --           11.74%
       Highest contract charges 1.70% Class B     $ 12.82              --                --            --           10.40%
       All contract charges                            --           1,272          $ 17,095          1.30%             --
2009   Lowest contract charges 0.50% Class B      $ 13.54              --                --            --           31.71%
       Highest contract charges 1.70% Class B     $ 11.61              --                --            --           30.01%
       All contract charges                            --           1,358          $ 16,484          1.42%             --
2008   Lowest contract charges 0.50% Class B      $ 10.28              --                --            --          (40.09)%
       Highest contract charges 1.70% Class B     $  8.93              --                --            --          (40.78)%
       All contract charges                            --           1,563          $ 14,524          1.76%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
-------------------------------------------
2007   Lowest contract charges 0.50% Class B      $ 17.16               --               --            --           (1.72)%
       Highest contract charges 1.70% Class B     $ 15.08               --               --            --           (2.90)%
       All contract charges                            --            1,918          $30,002          1.29%             --
2006   Lowest contract charges 0.50% Class B      $ 17.46               --               --            --           19.78%
       Highest contract charges 1.70% Class B     $ 15.53               --               --            --           18.34%
       All contract charges                            --            2,331          $37,428          4.25%             --
EQ/LARGE CAP CORE PLUS
----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 10.43               --               --            --           13.63%
       Highest contract charges 1.70% Class B     $  9.02               --               --            --           12.30%
       All contract charges                            --              580          $ 5,382          0.98%             --
2009   Lowest contract charges 0.50% Class B      $  9.18               --               --            --           25.93%
       Highest contract charges 1.70% Class B     $  8.03               --               --            --           24.30%
       All contract charges                            --              654          $ 5,395          4.18%             --
2008   Lowest contract charges 0.50% Class B      $  7.29               --               --            --          (37.75)%
       Highest contract charges 1.70% Class B     $  6.46               --               --            --          (38.48)%
       All contract charges                            --              778          $ 5,152          0.32%             --
2007   Lowest contract charges 0.50% Class B      $ 11.71               --               --            --            3.35%
       Highest contract charges 1.70% Class B     $ 10.50               --               --            --            2.14%
       All contract charges                            --              941          $10,092          1.11%             --
2006   Lowest contract charges 0.50% Class B      $ 11.33               --               --            --           12.38%
       Highest contract charges 1.70% Class B     $ 10.28               --               --            --           11.03%
       All contract charges                            --            1,207          $12,655          0.80%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $  8.40               --               --            --           15.34%
       Highest contract charges 1.70% Class B     $  7.29               --               --            --           14.04%
       All contract charges                            --            5,800          $43,550          0.94%             --
2009   Lowest contract charges 0.50% Class B      $  7.28               --               --            --           35.57%
       Highest contract charges 1.70% Class B     $  6.39               --               --            --           33.68%
       All contract charges                            --            6,796          $44,637          2.07%             --
2008   Lowest contract charges 0.50% Class B      $  5.37               --               --            --          (36.60)%
       Highest contract charges 1.70% Class B     $  4.78               --               --            --          (37.27)%
       All contract charges                            --            7,550          $36,927          0.13%             --
2007   Lowest contract charges 0.50% Class B      $  8.47               --               --            --           13.39%
       Highest contract charges 1.70% Class B     $  7.62               --               --            --           12.06%
       All contract charges                            --            9,142          $71,185          0.00%             --
2006   Lowest contract charges 0.50% Class B      $  7.47               --               --            --           (1.04)%
       Highest contract charges 1.70% Class B     $  6.80               --               --            --           (2.23)%
       All contract charges                            --           11,619          $80,589            --              --
EQ/LARGE CAP GROWTH PLUS
------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 17.71               --               --            --           13.90%
       Highest contract charges 1.70% Class B     $ 15.00               --               --            --           12.48%
       All contract charges                            --            3,267          $51,178          0.37%             --
2009   Lowest contract charges 0.50% Class B      $ 15.55               --               --            --           34.17%
       Highest contract charges 1.70% Class B     $ 13.34               --               --            --           32.60%
       All contract charges                            --            3,708          $51,466          1.26%             --
2008   Lowest contract charges 0.50% Class B      $ 11.59               --               --            --          (38.55)%
       Highest contract charges 1.70% Class B     $ 10.06               --               --            --          (39.29)%
       All contract charges                            --            4,156          $43,404          0.10%             --
2007   Lowest contract charges 0.50% Class B      $ 18.86               --               --            --           15.07%
       Highest contract charges 1.70% Class B     $ 16.57               --               --            --           13.65%
       All contract charges                            --            4,958          $85,014          0.34%             --
2006   Lowest contract charges 0.50% Class B      $ 16.39               --               --            --            7.24%
       Highest contract charges 1.70% Class B     $ 14.58               --               --            --            5.95%
       All contract charges                            --            5,886          $88,476            --              --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/LARGE CAP VALUE INDEX
------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $  6.18               --               --            --           14.00%
       Highest contract charges 1.70% Class B     $  5.80               --               --            --           12.58%
       All contract charges                            --              440         $  2,612          1.44%             --
2009   Lowest contract charges 0.50% Class B      $  5.42               --               --            --           18.60%
       Highest contract charges 1.70% Class B     $  5.15               --               --            --           17.31%
       All contract charges                            --              486         $  2,551          9.32%             --
2008   Lowest contract charges 0.50% Class B      $  4.57               --               --            --          (56.93)%
       Highest contract charges 1.70% Class B     $  4.39               --               --            --          (57.46)%
       All contract charges                            --              341         $  1,523          0.72%             --
2007   Lowest contract charges 0.50% Class B      $ 10.61               --               --            --           (6.35)%
       Highest contract charges 1.70% Class B     $ 10.32               --               --            --           (7.61)%
       All contract charges                            --              706         $  7,423            --              --
2006   Lowest contract charges 0.50% Class B      $ 11.33               --               --            --            6.30%
       Highest contract charges 1.70% Class B     $ 11.17               --               --            --            5.02%
       All contract charges                            --              320         $  3,608          0.05%             --
EQ/LARGE CAP VALUE PLUS (e)
---------------------------
       Unit Value 1.15%*
2010   1.15% Class A (g)                          $  6.79            2,235         $ 15,174          1.13%          11.67%
2009   1.15% Class A (g)                          $  6.08            2,585         $ 15,729          2.13%          19.22%
2008   1.15% Class A (g)                          $  5.10            3,136         $ 15,999          2.68%         (43.71)%
2007   1.15% Class A (g)                          $  9.06            4,100         $ 37,131          2.27%          (9.40)%
EQ/LARGE CAP VALUE PLUS (e)
---------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 13.95               --               --            --           12.14%
       Highest contract charges 1.70% Class B     $ 11.91               --               --            --           10.73%
       All contract charges                            --           14,835         $158,669          1.13%             --
2009   Lowest contract charges 0.50% Class B      $ 12.44               --               --            --           19.85%
       Highest contract charges 1.70% Class B     $ 10.76               --               --            --           18.37%
       All contract charges                            --           17,198         $165,754          2.13%             --
2008   Lowest contract charges 0.50% Class B      $ 10.38               --               --            --          (43.62)%
       Highest contract charges 1.70% Class B     $  9.09               --               --            --          (44.27)%
       All contract charges                            --           20,212         $164,159          2.68%             --
2007   Lowest contract charges 0.50% Class B      $ 18.41               --               --            --           (5.05)%
       Highest contract charges 1.70% Class B     $ 16.31               --               --            --           (6.16)%
       All contract charges                            --           26,493         $387,603          2.27%             --
2006   Lowest contract charges 0.50% Class B      $ 19.39               --               --            --           20.78%
       Highest contract charges 1.70% Class B     $ 17.38               --               --            --           19.33%
       All contract charges                            --            9,170         $163,663          1.52%             --
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 11.10               --               --            --           16.93%
       Highest contract charges 1.70% Class B     $ 10.36               --               --            --           15.49%
       All contract charges                            --              325         $  3,423          0.50%             --
2009   Lowest contract charges 0.50% Class B      $  9.49               --               --            --           17.45%
       Highest contract charges 1.70% Class B     $  8.97               --               --            --           16.04%
       All contract charges                            --              251         $  2,281          0.76%             --
2008   Lowest contract charges 0.50% Class B      $  8.08               --               --            --          (36.88)%
       Highest contract charges 1.70% Class B     $  7.73               --               --            --          (37.61)%
       All contract charges                            --              241         $  1,876          1.26%             --
2007   Lowest contract charges 0.50% Class B      $ 12.80               --               --            --            2.98%
       Highest contract charges 1.70% Class B     $ 12.39               --               --            --            1.72%
       All contract charges                            --              332         $  4,143          1.00%             --
2006   Lowest contract charges 0.50% Class B      $ 12.43               --               --            --           16.63%
       Highest contract charges 1.70% Class B     $ 12.18               --               --            --           15.22%
       All contract charges                            --              382         $  4,671          1.57%             --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.76              --                --            --           13.40%
       Highest contract charges 1.70% Class B     $ 11.91              --                --            --           12.04%
       All contract charges                            --             416          $  5,048          0.41%             --
2009   Lowest contract charges 0.50% Class B      $ 11.25              --                --            --           24.86%
       Highest contract charges 1.70% Class B     $ 10.63              --                --            --           23.32%
       All contract charges                            --             355          $  3,825          0.70%             --
2008   Lowest contract charges 0.50% Class B      $  9.01              --                --            --          (31.27)%
       Highest contract charges 1.70% Class B     $  8.62              --                --            --          (32.13)%
       All contract charges                            --             276          $  2,408          1.29%             --
2007   Lowest contract charges 0.50% Class B      $ 13.11              --                --            --           10.08%
       Highest contract charges 1.70% Class B     $ 12.70              --                --            --            8.83%
       All contract charges                            --             138          $  1,764          0.78%             --
2006   Lowest contract charges 0.50% Class B      $ 11.91              --                --            --           12.13%
       Highest contract charges 1.70% Class B     $ 11.67              --                --            --           10.78%
       All contract charges                            --             111          $  1,303          1.28%             --
EQ/MID CAP INDEX
----------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.49              --                --            --           25.05%
       Highest contract charges 1.70% Class B     $ 11.02              --                --            --           23.55%
       All contract charges                            --           2,835          $ 32,027          0.71%             --
2009   Lowest contract charges 0.50% Class B      $  9.99              --                --            --           35.73%
       Highest contract charges 1.70% Class B     $  8.92              --                --            --           33.93%
       All contract charges                            --           3,355          $ 30,585          1.04%             --
2008   Lowest contract charges 0.50% Class B      $  7.36              --                --            --          (49.55)%
       Highest contract charges 1.70% Class B     $  6.66              --                --            --          (50.11)%
       All contract charges                            --           3,909          $ 26,540          0.78%             --
2007   Lowest contract charges 0.50% Class B      $ 14.59              --                --            --            7.44%
       Highest contract charges 1.70% Class B     $ 13.35              --                --            --            6.21%
       All contract charges                            --           4,894          $ 66,595            --              --
2006   Lowest contract charges 0.50% Class B      $ 13.58              --                --            --           10.97%
       Highest contract charges 1.70% Class B     $ 12.57              --                --            --            9.63%
       All contract charges                            --           5,941          $ 76,031          3.07%             --
EQ/MID CAP VALUE PLUS (h)
-------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 18.49              --                --            --           21.82%
       Highest contract charges 1.70% Class B     $ 15.67              --                --            --           20.42%
       All contract charges                            --           4,067          $ 66,195          0.97%             --
2009   Lowest contract charges 0.50% Class B      $ 15.18              --                --            --           35.17%
       Highest contract charges 1.70% Class B     $ 13.01              --                --            --           33.57%
       All contract charges                            --           4,774          $ 64,362          1.12%             --
2008   Lowest contract charges 0.50% Class B      $ 11.23              --                --            --          (39.85)%
       Highest contract charges 1.70% Class B     $  9.74              --                --            --          (40.61)%
       All contract charges                            --           5,140          $ 51,712          1.30%             --
2007   Lowest contract charges 0.50% Class B      $ 18.67              --                --            --           (2.10)%
       Highest contract charges 1.70% Class B     $ 16.40              --                --            --           (3.30)%
       All contract charges                            --           6,755          $114,184          0.93%             --
2006   Lowest contract charges 0.50% Class B      $ 19.07              --                --            --           11.92%
       Highest contract charges 1.70% Class B     $ 16.96              --                --            --           10.58%
       All contract charges                            --           8,495          $148,186          0.29%             --
EQ/MONEY MARKET
---------------
       Unit Value 1.15%*
2010   1.15% Class A                              $ 32.62             201          $  6,563          0.01%          (1.07%)
2009   1.15% Class A                              $ 32.97             241          $  7,957          0.02%          (0.84)%
2008   1.15% Class A                              $ 33.25             335          $  1,107          2.05%           1.19%
2007   1.15% Class A                              $ 32.86             259          $  8,522          4.62%           3.76%
2006   1.15% Class A                              $ 31.67             262          $  8,297          4.46%           3.53%

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                             YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- ------------
EQ/MONEY MARKET
---------------
       Unit Value 0.00% to 1.70%*
2010   Lowest contract charges 0.00% Class B          $ 44.43              --                --            --           0.00%
       Highest contract charges 1.70% Class B         $ 26.82              --                --            --          (1.70)%
       All contract charges                                --           2,397          $ 69,864          0.01%            --
2009   Lowest contract charges 0.00% Class B          $ 44.43              --                --            --          13.30%
       Highest contract charges 1.70% Class B         $ 27.28              --                --            --          (1.69)%
       All contract charges                                --           3,113          $ 91,745          0.02%            --
2008   Lowest contract charges 0.00% Class B          $ 44.43              --                --            --           2.11%
       Highest contract charges 1.70% Class B         $ 27.75              --                --            --           0.36%
       All contract charges                                --           4,855          $154,195          2.05%            --
2007   Lowest contract charges 0.00% Class B          $ 43.51              --                --            --           4.72%
       Highest contract charges 1.70% Class B         $ 27.65              --                --            --           2.94%
       All contract charges                                --           3,848          $113,281          4.62%            --
2006   Lowest contract charges 0.00% Class B          $ 41.55              --                --            --           4.48%
       Highest contract charges 1.70% Class B         $ 26.86              --                --            --           2.71%
       All contract charges                                --           3,874          $110,831          4.46%            --
EQ/MONTAG & CALDWELL GROWTH
---------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $  5.87              --                --            --           7.70%
       Highest contract charges 1.70% Class B         $  5.07              --                --            --           6.27%
       All contract charges                                --           1,271          $  6,679          0.53%            --
2009   Lowest contract charges 0.50% Class B          $  5.45              --                --            --          29.15%
       Highest contract charges 1.70% Class B         $  4.77              --                --            --          27.54%
       All contract charges                                --           1,611          $  7,930          0.39%            --
2008   Lowest contract charges 0.50% Class B          $  4.22              --                --            --         (33.23)%
       Highest contract charges 1.70% Class B         $  3.74              --                --            --         (33.92)%
       All contract charges                                --           1,775          $  6,830          0.27%            --
2007   Lowest contract charges 0.50% Class B          $  6.32              --                --            --          20.15%
       Highest contract charges 1.70% Class B         $  5.66              --                --            --          18.66%
       All contract charges                                --             554          $  3,227          0.29%            --
2006   Lowest contract charges 0.50% Class B          $  5.26              --                --            --           7.41%
       Highest contract charges 1.70% Class B         $  4.77              --                --            --           6.12%
       All contract charges                                --             278          $  1,361          0.19%            --
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 17.77              --                --            --          31.60%
       Highest contract charges 1.70% Class B         $ 16.59              --                --            --          30.09%
       All contract charges                                --           1,297          $ 21,972          0.12%            --
2009   Lowest contract charges 0.50% Class B          $ 13.50              --                --            --          56.25%
       Highest contract charges 1.70% Class B         $ 12.75              --                --            --          54.36%
       All contract charges                                --           1,166          $ 15,126          0.00%            --
2008   Lowest contract charges 0.50% Class B          $  8.64              --                --            --         (47.57)%
       Highest contract charges 1.70% Class B         $  8.26              --                --            --         (48.21)%
       All contract charges                                --             821          $  6,886          0.00%            --
2007   Lowest contract charges 0.50% Class B          $ 16.48              --                --            --          21.80%
       Highest contract charges 1.70% Class B         $ 15.95              --                --            --          20.29%
       All contract charges                                --             530          $  8,521          0.39%            --
2006   Lowest contract charges 0.50% Class B          $ 13.53              --                --            --           8.71%
       Highest contract charges 1.70% Class B         $ 13.26              --                --            --           7.40%
       All contract charges                                --             196          $  2,607          0.34%            --
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B (a)      $  9.28              --                --            --          11.35%
       Highest contract charges 1.70% Class B (a)     $  8.80              --                --            --          10.03%
       All contract charges                                --             390          $  3,475          1.74%            --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/MUTUAL LARGE CAP EQUITY (CONTINUED)
--------------------------------------
2009   Lowest contract charges 0.50% Class B (a)      $  8.33              --                --            --           24.51%
       Highest contract charges 1.70% Class B (a)     $  8.00              --                --            --           23.08%
       All contract charges                                --             496           $ 4,005          0.18%             --
2008   Lowest contract charges 0.50% Class B (a)      $  6.69              --                --            --          (38.40)%
       Highest contract charges 1.70% Class B (a)     $  6.50              --                --            --          (39.20)%
       All contract charges                                --             576           $ 3,775          3.34%             --
2007   Lowest contract charges 0.50% Class B (a)      $ 10.86              --                --            --            1.12%
       Highest contract charges 1.70% Class B (a)     $ 10.69              --                --            --           (0.09)%
       All contract charges                                --             678           $ 7,267            --              --
2006   Lowest contract charges 0.50% Class B (a)      $ 10.74              --                --            --            7.38%
       Highest contract charges 1.70% Class B (a)     $ 10.70              --                --            --            6.98%
       All contract charges                                --             141           $ 1,506          0.45%             --
EQ/OPPENHEIMER GLOBAL
---------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B (a)      $ 10.90              --                --            --           14.66%
       Highest contract charges 1.70% Class B (a)     $ 10.35              --                --            --           13.21%
       All contract charges                                --             497           $ 5,208          0.68%             --
2009   Lowest contract charges 0.50% Class B (a)      $  9.51              --                --            --           37.83%
       Highest contract charges 1.70% Class B (a)     $  9.14              --                --            --           36.21%
       All contract charges                                --             356             3,290          0.75%             --
2008   Lowest contract charges 0.50% Class B (a)      $  6.90              --                --            --          (41.03)%
       Highest contract charges 1.70% Class B (a)     $  6.71              --                --            --          (41.70)%
       All contract charges                                --             216             1,459          1.09%             --
2007   Lowest contract charges 0.50% Class B (a)      $ 11.70              --                --            --            5.22%
       Highest contract charges 1.70% Class B (a)     $ 11.51              --                --            --            3.88%
       All contract charges                                --             236           $ 2,725          0.35%             --
2006   Lowest contract charges 0.50% Class B (a)      $ 11.12              --                --            --           11.23%
       Highest contract charges 1.70% Class B (a)     $ 11.08              --                --            --           10.82%
       All contract charges                                --              47           $   519          0.06%             --
EQ/PIMCO ULTRA SHORT BOND (i)
-----------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 11.40              --                --            --            0.31%
       Highest contract charges 1.70% Class B         $ 10.64              --                --            --           (0.85)%
       All contract charges                                --           3,638           $39,346          0.32%             --
2009   Lowest contract charges 0.50% Class B          $ 11.36              --                --            --            7.47%
       Highest contract charges 1.70% Class B         $ 10.73              --                --            --            6.13%
       All contract charges                                --           4,222           $45,893          1.10%             --
2008   Lowest contract charges 0.50% Class B          $ 10.57              --                --            --           (4.52)%
       Highest contract charges 1.70% Class B         $ 10.11              --                --            --           (5.69)%
       All contract charges                                --           3,408           $34,789          3.23%             --
2007   Lowest contract charges 0.50% Class B          $ 11.07              --                --            --           10.92%
       Highest contract charges 1.70% Class B         $ 10.72              --                --            --            9.61%
       All contract charges                                --           1,487           $16,050          3.24%             --
2006   Lowest contract charges 0.50% Class B          $  9.98              --                --            --           (0.11)%
       Highest contract charges 1.70% Class B         $  9.78              --                --            --           (1.31)%
       All contract charges                                --           1,072           $10,531          4.50%             --
EQ/QUALITY BOND PLUS (n)
------------------------
      Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 19.80              --                --            --            5.73%
       Highest contract charges 1.70% Class B         $ 16.06              --                --            --            4.45%
       All contract charges                                --           1,044           $17,588         10.02%             --
2009   Lowest contract charges 0.50% Class B          $ 18.73              --                --            --            5.52%
       Highest contract charges 1.70% Class B         $ 15.38              --                --            --            4.27%
       All contract charges                                --           1,216           $19,530          3.61%             --
2008   Lowest contract charges 0.50% Class B          $ 17.75              --                --            --           (7.02)%
       Highest contract charges 1.70% Class B         $ 14.75              --                --            --           (8.16)%
       All contract charges                                --             860           $13,225          5.01%             --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/QUALITY BOND PLUS (n) (CONTINUED)
------------------------------------
2007   Lowest contract charges 0.50% Class B          $ 19.09              --                --            --            4.03%
       Highest contract charges 1.70% Class B         $ 16.06              --                --            --            2.75%
       All contract charges                                --           1,044           $17,419          4.60%             --
2006   Lowest contract charges 0.50% Class B          $ 18.35              --                --            --            3.30%
       Highest contract charges 1.70% Class B         $ 15.63              --                --            --            2.06%
       All contract charges                                --           1,222           $19,815          3.51%             --
EQ/SMALL COMPANY INDEX (m)
--------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 18.62              --                --            --           25.16%
       Highest contract charges 1.70% Class B         $ 15.91              --                --            --           23.68%
       All contract charges                                --           1,211           $20,035          0.92%             --
2009   Lowest contract charges 0.50% Class B          $ 14.88              --                --            --           25.57%
       Highest contract charges 1.70% Class B         $ 12.86              --                --            --           24.01%
       All contract charges                                --           1,404           $18,702          1.38%             --
2008   Lowest contract charges 0.50% Class B          $ 11.85              --                --            --          (34.49)%
       Highest contract charges 1.70% Class B         $ 10.37              --                --            --          (35.27)%
       All contract charges                                --           1,489           $15,941          0.79%             --
2007   Lowest contract charges 0.50% Class B          $ 18.09              --                --            --           (2.32)%
       Highest contract charges 1.70% Class B         $ 16.02              --                --            --           (3.49)%
       All contract charges                                --           1,780           $29,335          1.22%             --
2006   Lowest contract charges 0.50% Class B          $ 18.52              --                --            --           17.12%
       Highest contract charges 1.70% Class B         $ 16.60              --                --            --           15.71%
       All contract charges                                --           2,142           $36,481          1.21%             --
EQ/T. ROWE PRICE GROWTH STOCK (c)
---------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 19.50              --                --            --           15.78%
       Highest contract charges 1.70% Class B         $ 14.85              --                --            --           14.43%
       All contract charges                                --             955           $14,904          0.00%             --
2009   Lowest contract charges 0.50% Class B          $ 16.84              --                --            --           41.99%
       Highest contract charges 1.70% Class B         $ 12.98              --                --            --           40.17%
       All contract charges                                --             953           $12,981          0.00%             --
2008   Lowest contract charges 0.50% Class B          $ 11.86              --                --            --          (42.51)%
       Highest contract charges 1.70% Class B         $  9.26              --                --            --          (43.19)%
       All contract charges                                --             891           $ 8,606          0.00%             --
2007   Lowest contract charges 0.50% Class B          $ 20.63              --                --            --            6.67%
       Highest contract charges 1.70% Class B         $ 16.30              --                --            --            5.43%
       All contract charges                                --           1,038           $17,635          0.14%             --
2006   Lowest contract charges 0.50% Class B          $ 19.34              --                --            --           (4.49)%
       Highest contract charges 1.70% Class B         $ 15.46              --                --            --           (5.64)%
       All contract charges                                --             100           $ 1,627            --              --
EQ/TEMPLETON GLOBAL EQUITY
--------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B (a)      $  8.97              --                --            --            7.42%
       Highest contract charges 1.70% Class B (a)     $  8.51              --                --            --            6.13%
       All contract charges                                --             300           $ 2,579          1.34%             --
2009   Lowest contract charges 0.50% Class B (a)      $  8.35              --                --            --           29.46%
       Highest contract charges 1.70% Class B (a)     $  8.02              --                --            --           27.91%
       All contract charges                                --             352           $ 2,855          1.50%             --
2008   Lowest contract charges 0.50% Class B (a)      $  6.45              --                --            --          (41.15)%
       Highest contract charges 1.70% Class B (a)     $  6.27              --                --            --          (41.84)%
       All contract charges                                --             356           $ 2,250          1.47%             --
2007   Lowest contract charges 0.50% Class B (a)      $ 10.96              --                --            --            1.58%
       Highest contract charges 1.70% Class B (a)     $ 10.78              --                --            --            0.28%
       All contract charges                                --             463           $ 5,015          0.58%             --
2006   Lowest contract charges 0.50% Class B (a)      $ 10.79              --                --            --            7.86%
       Highest contract charges 1.70% Class B (a)     $ 10.75              --                --            --            7.46%
       All contract charges                                --             148           $ 1,593          0.35%             --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/UBS GROWTH & INCOME
----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $  5.97              --                --            --           12.55%
       Highest contract charges 1.70% Class B     $  5.15              --                --            --           11.26%
       All contract charges                            --             304           $ 1,622          0.62%             --
2009   Lowest contract charges 0.50% Class B      $  5.30              --                --            --           31.84%
       Highest contract charges 1.70% Class B     $  4.63              --                --            --           30.06%
       All contract charges                            --             332           $ 1,591          0.76%             --
2008   Lowest contract charges 0.50% Class B      $  4.02              --                --            --          (40.36)%
       Highest contract charges 1.70% Class B     $  3.56              --                --            --          (41.06)%
       All contract charges                            --             382           $ 1,403          1.14%             --
2007   Lowest contract charges 0.50% Class B      $  6.74              --                --            --            0.60%
       Highest contract charges 1.70% Class B     $  6.04              --                --            --           (0.49)%
       All contract charges                            --             506           $ 3,135          0.69%             --
2006   Lowest contract charges 0.50% Class B      $  6.70              --                --            --           13.58%
       Highest contract charges 1.70% Class B     $  6.07              --                --            --           12.22%
       All contract charges                            --             567           $ 3,532          0.85%             --
EQ/VAN KAMPEN COMSTOCK
----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 10.78              --                --            --           14.58%
       Highest contract charges 1.70% Class B     $ 10.07              --                --            --           13.22%
       All contract charges                            --             530           $ 5,525          1.27%             --
2009   Lowest contract charges 0.50% Class B      $  9.41              --                --            --           27.85%
       Highest contract charges 1.70% Class B     $  8.89              --                --            --           26.28%
       All contract charges                            --             554           $ 5,062          1.44%             --
2008   Lowest contract charges 0.50% Class B      $  7.36              --                --            --          (37.25)%
       Highest contract charges 1.70% Class B     $  7.04              --                --            --          (38.03)%
       All contract charges                            --             628           $ 4,511          2.39%             --
2007   Lowest contract charges 0.50% Class B      $ 11.73              --                --            --           (3.06)%
       Highest contract charges 1.70% Class B     $ 11.36              --                --            --           (4.14)%
       All contract charges                            --             491           $ 5,623          0.84%             --
2006   Lowest contract charges 0.50% Class B      $ 12.10              --                --            --           15.33%
       Highest contract charges 1.70% Class B     $ 11.85              --                --            --           13.94%
       All contract charges                            --           1,041           $12,470          2.74%             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.42              --                --            --           16.74%
       Highest contract charges 1.70% Class B     $ 10.74              --                --            --           15.34%
       All contract charges                            --           1,280           $14,436          0.01%             --
2009   Lowest contract charges 0.50% Class B      $ 10.64              --                --            --           39.63%
       Highest contract charges 1.70% Class B     $  9.31              --                --            --           37.93%
       All contract charges                            --           1,203           $11,686          0.20%             --
2008   Lowest contract charges 0.50% Class B      $  7.62              --                --            --          (27.98)%
       Highest contract charges 1.70% Class B     $  6.75              --                --            --          (28.87)%
       All contract charges                            --             787           $ 5,445          0.54%             --
2007   Lowest contract charges 0.50% Class B      $ 10.58              --                --            --           10.79%
       Highest contract charges 1.70% Class B     $  9.49              --                --            --            9.46%
       All contract charges                            --             930           $ 9,027            --              --
2006   Lowest contract charges 0.50% Class B      $  9.55              --                --            --            5.34%
       Highest contract charges 1.70% Class B     $  8.67              --                --            --            4.07%
       All contract charges                            --           1,004           $ 8,883          2.03%             --
MULTIMANAGER AGGRESSIVE EQUITY (k) (o)
--------------------------------------
       Unit Value 1.15%*
2010   1.15% Class A                              $ 59.03             138           $ 8,145          0.67%          16.55%
2009   1.15% Class A                              $ 50.65             151           $ 7,647          0.21%          36.05%
2008   1.15% Class A                              $ 37.23             154           $ 5,733          0.37%         (47.16)%
2007   1.15% Class A                              $ 70.46             186           $13,100          0.03%          10.37%
2006   1.15% Class A                              $ 63.84             227           $14,485          0.05%           4.16%

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
MULTIMANAGER AGGRESSIVE EQUITY (k) (o)
--------------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 67.09              --                --            --           17.02%
       Highest contract charges 1.70% Class B     $ 49.57              --                --            --           15.61%
       All contract charges                            --             545           $29,298          0.67%             --
2009   Lowest contract charges 0.50% Class B      $ 57.33              --                --            --           36.60%
       Highest contract charges 1.70% Class B     $ 42.88              --                --            --           34.97%
       All contract charges                            --             489           $22,782          0.21%             --
2008   Lowest contract charges 0.50% Class B      $ 41.97              --                --            --          (46.95)%
       Highest contract charges 1.70% Class B     $ 31.77              --                --            --          (47.59)%
       All contract charges                            --             342           $11,917          0.37%             --
2007   Lowest contract charges 0.50% Class B      $ 79.11              --                --            --           10.83%
       Highest contract charges 1.70% Class B     $ 60.62              --                --            --            9.48%
       All contract charges                            --             417           $27,546          0.03%             --
2006   Lowest contract charges 0.50% Class B      $ 71.38              --                --            --            4.59%
       Highest contract charges 1.70% Class B     $ 55.37              --                --            --            3.33%
       All contract charges                            --             534           $32,006          0.05%             --
MULTIMANAGER CORE BOND
----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 14.74              --                --            --            5.65%
       Highest contract charges 1.70% Class B     $ 13.21              --                --            --            4.38%
       All contract charges                            --           2,880           $39,156          2.79%             --
2009   Lowest contract charges 0.50% Class B      $ 13.95              --                --            --            7.81%
       Highest contract charges 1.70% Class B     $ 12.66              --                --            --            6.48%
       All contract charges                            --           2,763           $35,823          3.53%             --
2008   Lowest contract charges 0.50% Class B      $ 12.94              --                --            --            1.97%
       Highest contract charges 1.70% Class B     $ 11.89              --                --            --            0.76%
       All contract charges                            --           2,816           $34,157          4.86%             --
2007   Lowest contract charges 0.50% Class B      $ 12.69              --                --            --            5.66%
       Highest contract charges 1.70% Class B     $ 11.80              --                --            --            4.42%
       All contract charges                            --           3,034           $36,328          4.10%             --
2006   Lowest contract charge 0.50% Class B       $ 12.01              --                --            --            3.25%
       Highest contract charge 1.70% Class B      $ 11.30              --                --            --            2.01%
       All contract charges                            --           3,476           $39,740          4.10%             --
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charge 0.50% Class B       $ 14.29              --                --            --            6.39%
       Highest contract charge 1.70% Class B      $ 12.81              --                --            --            5.17%
       All contract charges                            --             936           $12,294          2.79%             --
2009   Lowest contract charge 0.50% Class B       $ 13.43              --                --            --           29.26%
       Highest contract charge 1.70% Class B      $ 12.18              --                --            --           27.67%
       All contract charges                            --           1,146           $14,272          1.53%             --
2008   Lowest contract charge 0.50% Class B       $ 10.39              --                --            --          (47.47)%
       Highest contract charge 1.70% Class B      $  9.54              --                --            --          (48.12)%
       All contract charges                            --           1,334           $12,979          1.46%             --
2007   Lowest contract charge 0.50% Class B       $ 19.78              --                --            --           11.88%
       Highest contract charge 1.70% Class B      $ 18.39              --                --            --           10.52%
       All contract charges                            --           1,545           $28,884          0.65%             --
2006   Lowest contract charge 0.50% Class B       $ 17.68              --                --            --           24.69%
       Highest contract charge 1.70% Class B      $ 16.64              --                --            --           23.19%
       All contract charges                            --           1,786           $30,134          2.11%             --
MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charge 0.50% Class B       $ 11.84              --                --            --           10.94%
       Highest contract charge 1.70% Class B      $ 10.61              --                --            --            9.63%
       All contract charges                            --             352           $ 3,812          0.25%             --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                         YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------------------
                                                             UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                               ------------ ------------------- ------------ ---------------- -------------
MULTIMANAGER LARGE CAP CORE EQUITY (CONTINUED)
----------------------------------------------
2009   Lowest contract charge 0.50% Class B      $ 10.67              --                --            --           31.89%
       Highest contract charge 1.70% Class B     $  9.68              --                --            --           30.28%
       All contract charges                           --             434           $ 4,283          1.42%             --
2008   Lowest contract charge 0.50% Class B      $  8.09              --                --            --          (39.85)%
       Highest contract charge 1.70% Class B     $  7.43              --                --            --          (40.56)%
       All contract charges                           --             463           $ 3,499          0.45%             --
2007   Lowest contract charge 0.50% Class B      $ 13.45              --                --            --            4.51%
       Highest contract charge 1.70% Class B     $ 12.50              --                --            --            3.22%
       All contract charges                           --             625           $ 7,927          0.39%             --
2006   Lowest contract charge 0.50% Class B      $ 12.87              --                --            --           13.01%
       Highest contract charge 1.70% Class B     $ 12.11              --                --            --           11.65%
       All contract charges                           --             721           $ 8,833          0.56%             --
MULTIMANAGER LARGE CAP VALUE
----------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charge 0.50% Class B      $ 13.24              --                --            --           12.56%
       Highest contract charge 1.70% Class B     $ 11.87              --                --            --           11.22%
       All contract charges                           --             895           $10,899          0.84%             --
2009   Lowest contract charge 0.50% Class B      $ 11.76              --                --            --           22.25%
       Highest contract charge 1.70% Class B     $ 10.67              --                --            --           20.84%
       All contract charges                           --           1,053           $11,486          1.74%             --
2008   Lowest contract charge 0.50% Class B      $  9.62              --                --            --          (37.73)%
       Highest contract charge 1.70% Class B     $  8.83              --                --            --          (38.55)%
       All contract charges                           --           1,342           $12,087          1.25%             --
2007   Lowest contract charge 0.50% Class B      $ 15.45              --                --            --            3.07%
       Highest contract charge 1.70% Class B     $ 14.37              --                --            --            1.91%
       All contract charges                           --           1,619           $23,654          1.07%             --
2006   Lowest contract charge 0.50% Class B      $ 14.99              --                --            --           18.73%
       Highest contract charge 1.70% Class B     $ 14.10              --                --            --           17.30%
       All contract charges                           --           1,786           $25,531          2.61%             --
MULTIMANAGER MID CAP GROWTH
---------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charge 0.50% Class B      $ 12.70              --                --            --           26.24%
       Highest contract charge 1.70% Class B     $ 11.39              --                --            --           24.71%
       All contract charges                           --           1,031           $12,040          0.00%             --
2009   Lowest contract charge 0.50% Class B      $ 10.06              --                --            --           41.09%
       Highest contract charge 1.70% Class B     $  9.13              --                --            --           39.39%
       All contract charges                           --           1,138           $10,623          0.00%             --
2008   Lowest contract charge 0.50% Class B      $  7.13              --                --            --          (43.86)%
       Highest contract charge 1.70% Class B     $  6.55              --                --            --          (44.54)%
       All contract charges                           --           1,350           $ 9,013          0.00%             --
2007   Lowest contract charge 0.50% Class B      $ 12.70              --                --            --           11.31%
       Highest contract charge 1.70% Class B     $ 11.81              --                --            --            9.96%
       All contract charges                           --           1,704           $20,433            --              --
2006   Lowest contract charge 0.50% Class B      $ 11.41              --                --            --            9.07%
       Highest contract charge 1.70% Class B     $ 10.74              --                --            --            7.76%
       All contract charges                           --           2,017           $21,934          0.51%             --
MULTIMANAGER MID CAP VALUE
--------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charge 0.50% Class B      $ 16.46              --                --            --           24.33%
       Highest contract charge 1.70% Class B     $ 14.76              --                --            --           22.78%
       All contract charges                           --             898           $13,592          0.72%             --
2009   Lowest contract charge 0.50% Class B      $ 13.24              --                --            --           43.60%
       Highest contract charge 1.70% Class B     $ 12.02              --                --            --           41.91%
       All contract charges                           --           1,061           $13,025          2.96%             --
2008   Lowest contract charge 0.50% Class B      $  9.22              --                --            --          (36.28)%
       Highest contract charge 1.70% Class B     $  8.47              --                --            --          (37.07)%
       All contract charges                           --           1,224           $10,559          0.46%             --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
MULTIMANAGER MID CAP VALUE (CONTINUED)
--------------------------------------
2007   Lowest contract charge 0.50% Class B       $ 14.47              --                --            --           (0.41)%
       Highest contract charge 1.70% Class B      $ 13.46              --                --            --           (1.61)%
       All contract charges                            --           1,372           $18,748            --              --
2006   Lowest contract charge 0.50% Class B       $ 14.53              --                --            --           14.16%
       Highest contract charge 1.70% Class B      $ 13.68              --                --            --           12.79%
       All contract charges                            --           1,931           $26,757          1.63%             --
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
       Unit Value 1.15%*
2010   1.15% Class A                              $ 30.88              58           $ 1,786          2.61%           5.67%
2009   1.15% Class A                              $ 29.22              48           $ 1,411          4.37%           8.66%
2008   1.15% Class A                              $ 26.89              59           $ 1,590          8.44%         (24.21)%
2007   1.15% Class A                              $ 35.48              76           $ 2,697          6.89%           2.22%
2006   1.15% Class A                              $ 34.71              93           $ 3,231          6.41%           8.94%
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 34.87              --                --            --            6.11%
       Highest contract charges 1.70% Class B     $ 26.06              --                --            --            4.83%
       All contract charges                            --           1,418           $39,545          2.61%             --
2009   Lowest contract charges 0.50% Class B      $ 32.86              --                --            --            9.10%
       Highest contract charges 1.70% Class B     $ 24.86              --                --            --            7.76%
       All contract charges                            --           1,459           $38,712          4.37%             --
2008   Lowest contract charges 0.50% Class B      $ 30.12              --                --            --          (23.90)%
       Highest contract charges 1.70% Class B     $ 23.07              --                --            --          (24.80)%
       All contract charges                            --           1,640           $40,215          8.44%             --
2007   Lowest contract charges 0.50% Class B      $ 39.58              --                --            --            2.62%
       Highest contract charges 1.70% Class B     $ 30.68              --                --            --            1.39%
       All contract charges                            --           2,228           $72,319          6.89%             --
2006   Lowest contract charges 0.50% Class B      $ 38.57              --                --            --            9.38%
       Highest contract charges 1.70% Class B     $ 30.26              --                --            --            8.07%
       All contract charges                            --           2,673           $85,394          6.41%             --
MULTIMANAGER SMALL CAP GROWTH (d)
---------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $  9.52              --                --            --           26.94%
       Highest contract charges 1.70% Class B     $  8.22              --                --            --           25.52%
       All contract charges                            --             609           $ 5,177          0.00%             --
2009   Lowest contract charges 0.50% Class B      $  7.50              --                --            --           33.93%
       Highest contract charges 1.70% Class B     $  6.55              --                --            --           32.32%
       All contract charges                            --             791           $ 5,345          0.00%             --
2008   Lowest contract charges 0.50% Class B      $  5.60              --                --            --          (42.39)%
       Highest contract charges 1.70% Class B     $  4.95              --                --            --          (43.17)%
       All contract charges                            --             811           $ 4,168          0.00%             --
2007   Lowest contract charges 0.50% Class B      $  9.72              --                --            --            3.18%
       Highest contract charges 1.70% Class B     $  8.71              --                --            --            1.99%
       All contract charges                            --           1,163           $10,398            --              --
2006   Lowest contract charges 0.50% Class B      $  9.42              --                --            --            9.66%
       Highest contract charges 1.70% Class B     $  8.54              --                --            --            8.34%
       All contract charges                            --             734           $ 6,421          1.54%             --
MULTIMANAGER SMALL CAP VALUE
----------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 18.36              --                --            --           23.89%
       Highest contract charges 1.70% Class B     $ 15.68              --                --            --           22.41%
       All contract charges                            --             764           $12,430          0.14%             --
2009   Lowest contract charges 0.50% Class B      $ 14.82              --                --            --           25.81%
       Highest contract charges 1.70% Class B     $ 12.81              --                --            --           24.25%
       All contract charges                            --             917           $12,171          0.98%             --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                ------------ ------------------- ------------ ---------------- --------------
MULTIMANAGER SMALL CAP VALUE (CONTINUED)
----------------------------------------
2008   Lowest contract charges 0.50% Class B      $ 11.78              --                --            --           (38.20)%
       Highest contract charges 1.70% Class B     $ 10.31              --                --            --           (38.92)%
       All contract charges                            --           1,103           $11,746          0.22%              --
2007   Lowest contract charges 0.50% Class B      $ 19.06              --                --            --           (10.31)%
       Highest contract charges 1.70% Class B     $ 16.88              --                --            --           (11.39)%
       All contract charges                            --           1,623           $28,199          0.27%              --
2006   Lowest contract charges 0.50% Class B      $ 21.25              --                --            --            15.53%
       Highest contract charges 1.70% Class B     $ 19.05              --                --            --            14.14%
       All contract charges                            --           2,245           $43,882          5.12%              --
MULTIMANAGER TECHNOLOGY
-----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charge 0.50% Class B       $ 12.65              --                --            --            17.14%
       Highest contract charge 1.70% Class B      $ 11.34              --                --            --            15.73%
       All contract charges                            --           2,034           $23,548          0.00%              --
2009   Lowest contract charge 0.50% Class B       $ 10.80              --                --            --            57.66%
       Highest contract charge 1.70% Class B      $  9.80              --                --            --            55.80%
       All contract charges                            --           2,297           $22,932          0.00%              --
2008   Lowest contract charge 0.50% Class B       $  6.85              --                --            --           (47.35)%
       Highest contract charge 1.70% Class B      $  6.29              --                --            --           (48.02)%
       All contract charges                            --           2,388           $15,263          0.00%              --
2007   Lowest contract charge 0.50% Class B       $ 13.01              --                --            --            17.63%
       Highest contract charge 1.70% Class B      $ 12.10              --                --            --            16.23%
       All contract charges                            --           2,895           $35,481            --               --
2006   Lowest contract charge 0.50% Class B       $ 11.06              --                --            --             6.76%
       Highest contract charge 1.70% Class B      $ 10.41              --                --            --             5.48%
       All contract charges                            --           3,420           $35,985            --               --

----------
(a) Units were made available for sale on September 18, 2006.
(b) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(c) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(d) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(e) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(f) Units were made available for sale on May 29, 2007.
(g) Units were made available for sale on July 2, 2007.
(h) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation & EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(i) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(j) EQ/Core Bond Index replaced EQ/ Long Term Bond due to a fund merger on September 25, 2009.
(k) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(l) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(m) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund substitution on September 18, 2009.
(n) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
(o) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund merger on September 17, 2010.
* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.


                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2010.................FSA-3
   Statements of Operations for the Year Ended December 31, 2010..........FSA-51
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2010 and 2009............................................FSA-72
   Notes to Financial Statements.........................................FSA-111


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009...................F-2
   Consolidated Statements of Earnings (Loss), Years Ended
    December 31, 2010, 2009 and 2008.........................................F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
    2009 and 2008............................................................F-5
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
   December 31, 2010, 2009 and 2008..........................................F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
    2009 and 2008............................................................F-7
   Notes to Consolidated Financial Statements................................F-9



                                     FSA-1
                                                                          e13344

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49, as listed in Note 1 to such financial statements, at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 25, 2011

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010


                                                                        ALLIANCEBERNSTEIN VPS
                                                           ALL ASSET       BALANCED WEALTH
                                                          ALLOCATION*    STRATEGY PORTFOLIO
                                                         ------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value......  $1,739,921         $2,017,581
Receivable for The Trusts shares sold...................          68                 82
Receivable for policy-related transactions..............          --                 --
                                                          ----------         ----------
  Total assets..........................................   1,739,989          2,017,663
                                                          ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          --                 --
Payable for policy-related transactions.................          68                 --
                                                          ----------         ----------
  Total liabilities.....................................          68                 --
                                                          ----------         ----------
NET ASSETS..............................................  $1,739,921         $2,017,663
                                                          ==========         ==========
NET ASSETS:
Accumulation Units......................................   1,727,806          2,017,663
Retained by AXA Equitable in Separate Account No. 49....      12,115                 --
                                                          ----------         ----------
TOTAL NET ASSETS........................................  $1,739,921         $2,017,663
                                                          ==========         ==========
Investments in shares of The Trusts, at cost............  $1,641,230         $1,934,837
The Trusts shares held
 Class A................................................      94,236                 --
 Class B................................................          --            177,292
 Class II...............................................          --                 --


                                                          ALLIANCEBERNSTEIN VPS   AMERICAN CENTURY   AMERICAN CENTURY
                                                           INTERNATIONAL GROWTH       VP LARGE          VP MID CAP
                                                                PORTFOLIO           COMPANY VALUE          VALUE
                                                         ----------------------- ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value......        $1,620,695            $385,098          $2,654,000
Receivable for The Trusts shares sold...................                --                  16                  --
Receivable for policy-related transactions..............            76,195                  --               4,411
                                                                ----------            --------          ----------
  Total assets..........................................         1,696,890             385,114           2,658,411
                                                                ----------            --------          ----------
LIABILITIES:
Payable for The Trusts shares purchased.................            76,195                  --               4,411
Payable for policy-related transactions.................                --                   2                  --
                                                                ----------            --------          ----------
  Total liabilities.....................................            76,195                   2               4,411
                                                                ----------            --------          ----------
NET ASSETS..............................................        $1,620,695            $385,112          $2,654,000
                                                                ==========            ========          ==========
NET ASSETS:
Accumulation Units......................................         1,620,641             385,112           2,653,932
Retained by AXA Equitable in Separate Account No. 49....                54                  --                  68
                                                                ----------            --------          ----------
TOTAL NET ASSETS........................................        $1,620,695            $385,112          $2,654,000
                                                                ==========            ========          ==========
Investments in shares of The Trusts, at cost............        $1,494,748            $354,409          $2,425,464
The Trusts shares held
 Class A................................................                --                  --                  --
 Class B................................................            88,854                  --                  --
 Class II...............................................                --              40,881             187,695

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                             ALLOCATION*       STRATEGY*       ALLOCATION*
                                                          ----------------- -------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.......  $3,079,756,222    $508,823,895    $1,971,243,303
Receivable for The Trusts shares sold....................         479,531              --           801,593
Receivable for policy-related transactions...............              --       2,194,365                --
                                                           --------------    ------------    --------------
  Total assets...........................................   3,080,235,753     511,018,260     1,972,044,896
                                                           --------------    ------------    --------------
LIABILITIES:
Payable for The Trusts shares purchased..................              --       2,194,365                --
Payable for policy-related transactions..................         479,531              --           801,593
                                                           --------------    ------------    --------------
  Total liabilities......................................         479,531       2,194,365           801,593
                                                           --------------    ------------    --------------
NET ASSETS...............................................  $3,079,756,222    $508,823,895    $1,971,243,303
                                                           ==============    ============    ==============
NET ASSETS:
Accumulation Units.......................................   3,079,631,683     508,705,787     1,970,907,035
Retained by AXA Equitable in Separate Account No. 49.....         124,539         118,108           336,268
                                                           --------------    ------------    --------------
TOTAL NET ASSETS.........................................  $3,079,756,222    $508,823,895    $1,971,243,303
                                                           ==============    ============    ==============
Investments in shares of The Trusts, at cost.............  $3,446,628,034    $482,971,577    $1,960,537,946
The Trusts shares held
 Class A.................................................         782,885             927                --
 Class B.................................................     306,283,300      41,474,365       206,153,419


                                                           AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                           GROWTH STRATEGY*       STRATEGY*           ALLOCATION*
                                                          ------------------ ------------------ -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value.......    $283,777,531       $166,454,589         $1,775,712,144
Receivable for The Trusts shares sold....................              --                 --              1,070,597
Receivable for policy-related transactions...............         270,032            678,956                     --
                                                             ------------       ------------         --------------
  Total assets...........................................     284,047,563        167,133,545          1,776,782,741
                                                             ------------       ------------         --------------
LIABILITIES:
Payable for The Trusts shares purchased..................         270,032            678,956                     --
Payable for policy-related transactions..................              --                 --              1,070,597
                                                             ------------       ------------         --------------
  Total liabilities......................................         270,032            678,956              1,070,597
                                                             ------------       ------------         --------------
NET ASSETS...............................................    $283,777,531       $166,454,589         $1,775,712,144
                                                             ============       ============         ==============
NET ASSETS:
Accumulation Units.......................................     283,664,722        166,345,111          1,775,691,547
Retained by AXA Equitable in Separate Account No. 49.....         112,809            109,478                 20,597
                                                             ------------       ------------         --------------
TOTAL NET ASSETS.........................................    $283,777,531       $166,454,589         $1,775,712,144
                                                             ============       ============         ==============
Investments in shares of The Trusts, at cost.............    $272,367,495       $163,672,009         $1,819,288,511
The Trusts shares held
 Class A.................................................              --                 --                     --
 Class B.................................................      23,653,669         14,847,562            184,609,620

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                AXA GROWTH      AXA MODERATE      AXA MODERATE
                                                                STRATEGY*       ALLOCATION*     GROWTH STRATEGY*
                                                             --------------- ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $571,911,092    $7,547,080,015     $1,269,281,092
Receivable for The Trusts shares sold.......................            --         3,532,358                 --
Receivable for policy-related transactions..................       951,757                --          3,279,156
                                                              ------------    --------------     --------------
  Total assets..............................................   572,862,849     7,550,612,373      1,272,560,248
                                                              ------------    --------------     --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       951,757                --          3,279,156
Payable for policy-related transactions.....................            --         3,532,358                 --
                                                              ------------    --------------     --------------
  Total liabilities.........................................       951,757         3,532,358          3,279,156
                                                              ------------    --------------     --------------
NET ASSETS..................................................  $571,911,092    $7,547,080,015     $1,269,281,092
                                                              ============    ==============     ==============
NET ASSETS:
Accumulation Units..........................................   571,787,520     7,546,931,082      1,269,197,892
Retained by AXA Equitable in Separate Account No. 49........       123,572           148,933             83,200
                                                              ------------    --------------     --------------
TOTAL NET ASSETS............................................  $571,911,092    $7,547,080,015     $1,269,281,092
                                                              ============    ==============     ==============
Investments in shares of The Trusts, at cost................  $527,060,443    $8,170,329,183     $1,193,794,885
The Trusts shares held
 Class A....................................................           893         1,063,445                 --
 Class B....................................................    43,741,744       563,326,596         98,398,293


                                                              AXA MODERATE-PLUS    AXA TACTICAL   AXA TACTICAL
                                                                 ALLOCATION*      MANAGER 2000*   MANAGER 400*
                                                             ------------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $10,993,409,025     $25,069,461    $22,646,483
Receivable for The Trusts shares sold.......................         1,191,294              --             --
Receivable for policy-related transactions..................                --          47,140         69,518
                                                               ---------------     -----------    -----------
  Total assets..............................................    10,994,600,319      25,116,601     22,716,001
                                                               ---------------     -----------    -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................                --          47,140         69,518
Payable for policy-related transactions.....................         1,191,294              --             --
                                                               ---------------     -----------    -----------
  Total liabilities.........................................         1,191,294          47,140         69,518
                                                               ---------------     -----------    -----------
NET ASSETS..................................................   $10,993,409,025     $25,069,461    $22,646,483
                                                               ===============     ===========    ===========
NET ASSETS:
Accumulation Units..........................................    10,993,090,219      24,898,455     22,474,567
Retained by AXA Equitable in Separate Account No. 49........           318,806         171,006        171,916
                                                               ---------------     -----------    -----------
TOTAL NET ASSETS............................................   $10,993,409,025     $25,069,461    $22,646,483
                                                               ===============     ===========    ===========
Investments in shares of The Trusts, at cost................   $12,650,610,542     $22,144,687    $20,182,712
The Trusts shares held
 Class A....................................................         1,515,826          10,360         10,340
 Class B....................................................     1,059,614,606       1,635,643      1,466,522

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                          AXA TACTICAL        BLACKROCK
                                                          AXA TACTICAL       MANAGER      GLOBAL ALLOCATION
                                                          MANAGER 500*   INTERNATIONAL*       V.I. FUND
                                                         -------------- ---------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value......  $51,550,260      $42,768,360       $20,063,449
Receivable for The Trusts shares sold...................           --               --                --
Receivable for policy-related transactions..............       97,502           83,952           140,549
                                                          -----------      -----------       -----------
  Total assets..........................................   51,647,762       42,852,312        20,203,998
                                                          -----------      -----------       -----------
Liabilities:
Payable for The Trusts shares purchased.................       97,502           83,952           140,549
Payable for policy-related transactions.................           --               --                --
                                                          -----------      -----------       -----------
  Total liabilities.....................................       97,502           83,952           140,549
                                                          -----------      -----------       -----------
NET ASSETS..............................................  $51,550,260      $42,768,360       $20,063,449
                                                          ===========      ===========       ===========
NET ASSETS:
Accumulation Units......................................   51,398,587       42,628,384        20,063,150
Retained by AXA Equitable in Separate Account No. 49....      151,673          139,976               299
                                                          -----------      -----------       -----------
TOTAL NET ASSETS........................................  $51,550,260      $42,768,360       $20,063,449
                                                          ===========      ===========       ===========
Investments in shares of The Trusts, at cost............  $47,468,140      $39,430,218       $18,834,607
The Trusts shares held
 Class A................................................       10,299           10,259                --
 Class B................................................    3,755,162        3,352,720                --
 Class III..............................................           --               --         1,384,641


                                                              BLACKROCK
                                                          LARGE CAP GROWTH   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                              V.I. FUND         INTERNATIONAL*       SMALL CAP GROWTH*
                                                         ------------------ ---------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $1,845,601          $664,656,308           $464,410,381
Receivable for The Trusts shares sold...................             --                    --                     --
Receivable for policy-related transactions..............          3,678               128,585                 28,542
                                                             ----------          ------------           ------------
  Total assets..........................................      1,849,279           664,784,893            464,438,923
                                                             ----------          ------------           ------------
LIABILITIES:
Payable for The Trusts shares purchased.................          3,678               128,585                 23,952
Payable for policy-related transactions.................             --                    --                     --
                                                             ----------          ------------           ------------
  Total liabilities.....................................          3,678               128,585                 23,952
                                                             ----------          ------------           ------------
NET ASSETS..............................................     $1,845,601          $664,656,308           $464,414,971
                                                             ==========          ============           ============
NET ASSETS:
Accumulation Units......................................      1,845,394           664,624,418            464,414,971
Retained by AXA Equitable in Separate Account No. 49....            207                31,890                     --
                                                             ----------          ------------           ------------
TOTAL NET ASSETS........................................     $1,845,601          $664,656,308           $464,414,971
                                                             ==========          ============           ============
Investments in shares of The Trusts, at cost............     $1,671,384          $924,856,070           $410,183,736
The Trusts shares held
 Class A................................................             --               123,550                144,509
 Class B................................................             --            78,396,889             29,179,004
 Class III..............................................        170,731                    --                     --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/AXA FRANKLIN  EQ/BLACKROCK    EQ/BLACKROCK
                                                                 SMALL CAP      BASIC VALUE   INTERNATIONAL
                                                                VALUE CORE*       EQUITY*         VALUE*
                                                             ---------------- -------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $134,741,569    $860,552,937   $740,631,093
Receivable for The Trusts shares sold.......................         81,821              --             --
Receivable for policy-related transactions..................             --         428,341        108,744
                                                               ------------    ------------   ------------
  Total assets..............................................    134,823,390     860,981,278    740,739,837
                                                               ------------    ------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --         428,341         96,473
Payable for policy-related transactions.....................         81,821              --             --
                                                               ------------    ------------   ------------
  Total liabilities.........................................         81,821         428,341         96,473
                                                               ------------    ------------   ------------
NET ASSETS..................................................   $134,741,569    $860,552,937   $740,643,364
                                                               ============    ============   ============
NET ASSETS:
Accumulation Units..........................................    134,629,834     860,516,473    740,643,364
Retained by AXA Equitable in Separate Account No. 49........        111,735          36,464             --
                                                               ------------    ------------   ------------
TOTAL NET ASSETS............................................   $134,741,569    $860,552,937   $740,643,364
                                                               ============    ============   ============
Investments in shares of The Trusts, at cost................   $103,971,417    $857,956,172   $852,008,669
The Trusts shares held
 Class A....................................................        138,819         900,887        258,919
 Class B....................................................     13,036,121      61,983,388     63,016,066


                                                              EQ/BOSTON ADVISORS   EQ/CALVERT SOCIALLY      EQ/CAPITAL
                                                                EQUITY INCOME*         RESPONSIBLE*      GUARDIAN GROWTH*
                                                             -------------------- --------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $215,429,676          $46,907,835         $338,965,958
Receivable for The Trusts shares sold.......................               --                   --                   --
Receivable for policy-related transactions..................           63,283               35,136              113,477
                                                                 ------------          -----------         ------------
  Total assets..............................................      215,492,959           46,942,971          339,079,435
                                                                 ------------          -----------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................           63,283               35,136              113,477
Payable for policy-related transactions.....................               --                   --                   --
                                                                 ------------          -----------         ------------
  Total liabilities.........................................           63,283               35,136              113,477
                                                                 ------------          -----------         ------------
NET ASSETS..................................................     $215,429,676          $46,907,835         $338,965,958
                                                                 ============          ===========         ============
NET ASSETS:
Accumulation Units..........................................      215,424,415           46,878,723          338,893,178
Retained by AXA Equitable in Separate Account No. 49........            5,261               29,112               72,780
                                                                 ------------          -----------         ------------
TOTAL NET ASSETS............................................     $215,429,676          $46,907,835         $338,965,958
                                                                 ============          ===========         ============
Investments in shares of The Trusts, at cost................     $205,498,381          $48,239,303         $341,058,293
The Trusts shares held
 Class A....................................................          169,260                   --               66,238
 Class B....................................................       40,715,293            6,521,305           25,711,085

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                  EQ/CAPITAL         EQ/COMMON        EQ/CORE
                                                              GUARDIAN RESEARCH*   STOCK INDEX*     BOND INDEX*
                                                             -------------------- -------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $905,290,541      $804,897,564   $1,103,062,951
Receivable for The Trusts shares sold.......................           45,150            23,833          170,659
Receivable for policy-related transactions..................               --                --               --
                                                                 ------------      ------------   --------------
  Total assets..............................................      905,335,691       804,921,397    1,103,233,610
                                                                 ------------      ------------   --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................               --                --               --
Payable for policy-related transactions.....................           45,150            23,833          170,659
                                                                 ------------      ------------   --------------
  Total liabilities.........................................           45,150            23,833          170,659
                                                                 ------------      ------------   --------------
NET ASSETS..................................................     $905,290,541      $804,897,564   $1,103,062,951
                                                                 ============      ============   ==============
NET ASSETS:
Accumulation Units..........................................      905,191,312       804,868,002    1,102,808,517
Retained by AXA Equitable in Separate Account No. 49........           99,229            29,562          254,434
                                                                 ------------      ------------   --------------
TOTAL NET ASSETS............................................     $905,290,541      $804,897,564   $1,103,062,951
                                                                 ============      ============   ==============
Investments in shares of The Trusts, at cost................     $963,311,014      $852,787,042   $1,163,656,658
The Trusts shares held
 Class A....................................................           49,571            68,656               --
 Class B....................................................       74,423,211        50,280,867      113,444,440


                                                               EQ/DAVIS NEW      EQ/EQUITY         EQ/EQUITY
                                                              YORK VENTURE*      500 INDEX*       GROWTH PLUS*
                                                             --------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $361,365,590    $1,255,796,816    $1,288,166,519
Receivable for The Trusts shares sold.......................       106,275                --           111,152
Receivable for policy-related transactions..................            --           141,187                --
                                                              ------------    --------------    --------------
  Total assets..............................................   361,471,865     1,255,938,003     1,288,277,671
                                                              ------------    --------------    --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --           141,187                --
Payable for policy-related transactions.....................       106,275                --           118,599
                                                              ------------    --------------    --------------
  Total liabilities.........................................       106,275           141,187           118,599
                                                              ------------    --------------    --------------
NET ASSETS..................................................  $361,365,590    $1,255,796,816    $1,288,159,072
                                                              ============    ==============    ==============
NET ASSETS:
Accumulation Units..........................................   361,247,550     1,255,738,038     1,288,090,645
Retained by AXA Equitable in Separate Account No. 49........       118,040            58,778            68,427
                                                              ------------    --------------    --------------
TOTAL NET ASSETS............................................  $361,365,590    $1,255,796,816    $1,288,159,072
                                                              ============    ==============    ==============
Investments in shares of The Trusts, at cost................  $337,074,291    $1,227,388,723    $1,308,183,403
The Trusts shares held
 Class A....................................................       406,564           264,723                --
 Class B....................................................    36,711,241        57,253,865        86,197,217

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            EQ/FRANKLIN         EQ/FRANKLIN        EQ/GAMCO MERGERS &
                                                          CORE BALANCED*   TEMPLETON ALLOCATION*      ACQUISITIONS*
                                                         ---------------- ----------------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $546,123,131        $1,378,300,270         $181,486,132
Receivable for The Trusts shares sold...................        109,995                    --              276,769
Receivable for policy-related transactions..............             --                54,420                   --
                                                           ------------        --------------         ------------
  Total assets..........................................    546,233,126         1,378,354,690          181,762,901
                                                           ------------        --------------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.................             --                54,420                   --
Payable for policy-related transactions.................        109,995                    --              276,769
                                                           ------------        --------------         ------------
  Total liabilities.....................................        109,995                54,420              276,769
                                                           ------------        --------------         ------------
NET ASSETS..............................................   $546,123,131        $1,378,300,270         $181,486,132
                                                           ============        ==============         ============
NET ASSETS:
Accumulation Units......................................    545,896,208         1,378,222,527          181,401,268
Retained by AXA Equitable in Separate Account No. 49....        226,923                77,743               84,864
                                                           ------------        --------------         ------------
TOTAL NET ASSETS........................................   $546,123,131        $1,378,300,270         $181,486,132
                                                           ============        ==============         ============
Investments in shares of The Trusts, at cost............   $541,557,077        $1,411,456,902         $171,608,454
The Trusts shares held
 Class A................................................         82,004                69,697              143,653
 Class B................................................     63,652,585           176,825,652           14,412,782


                                                          EQ/GAMCO SMALL     EQ/GLOBAL          EQ/GLOBAL
                                                          COMPANY VALUE*     BOND PLUS*    MULTI-SECTOR EQUITY*
                                                         ---------------- --------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $872,302,060    $474,583,744       $1,136,406,800
Receivable for The Trusts shares sold...................             --         274,778              132,090
Receivable for policy-related transactions..............      1,061,721              --                   --
                                                           ------------    ------------       --------------
  Total assets..........................................    873,363,781     474,858,522        1,136,538,890
                                                           ------------    ------------       --------------
LIABILITIES:
Payable for The Trusts shares purchased.................      1,061,721              --                   --
Payable for policy-related transactions.................             --         379,095              132,090
                                                           ------------    ------------       --------------
  Total liabilities.....................................      1,061,721         379,095              132,090
                                                           ------------    ------------       --------------
NET ASSETS..............................................   $872,302,060    $474,479,427       $1,136,406,800
                                                           ============    ============       ==============
NET ASSETS:
Accumulation Units......................................    872,219,583     474,454,680        1,136,390,785
Retained by AXA Equitable in Separate Account No. 49....         82,477          24,747               16,015
                                                           ------------    ------------       --------------
TOTAL NET ASSETS........................................   $872,302,060    $474,479,427       $1,136,406,800
                                                           ============    ============       ==============
Investments in shares of The Trusts, at cost............   $646,922,769    $483,598,148       $1,203,738,797
The Trusts shares held
 Class A................................................        438,821         144,509              156,247
 Class B................................................     21,874,831      47,543,759           90,958,319

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                          EQ/INTERMEDIATE
                                                            GOVERNMENT     EQ/INTERNATIONAL
                                                            BOND INDEX*       CORE PLUS*      EQ/INTERNATIONAL ETF*
                                                         ---------------- ------------------ -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $391,665,216      $786,848,640           $3,466,280
Receivable for The Trusts shares sold...................        854,156           147,320                   51
Receivable for policy-related transactions..............             --                --                   --
                                                           ------------      ------------           ----------
  Total assets..........................................    392,519,372       786,995,960            3,466,331
                                                           ------------      ------------           ----------
LIABILITIES:
Payable for The Trusts shares purchased.................             --                --                   --
Payable for policy-related transactions.................        854,156           147,320                   51
                                                           ------------      ------------           ----------
  Total liabilities.....................................        854,156           147,320                   51
                                                           ------------      ------------           ----------
NET ASSETS..............................................   $391,665,216      $786,848,640           $3,466,280
                                                           ============      ============           ==========
NET ASSETS:
Accumulation Units......................................    391,600,696       786,843,655            1,330,257
Retained by AXA Equitable in Separate Account No. 49....         64,520             4,985            2,136,023
                                                           ------------      ------------           ----------
TOTAL NET ASSETS........................................   $391,665,216      $786,848,640           $3,466,280
                                                           ============      ============           ==========
Investments in shares of The Trusts, at cost............   $393,266,546      $890,253,765           $4,033,532
The Trusts shares held
 Class A................................................             --           213,591              336,361
 Class B................................................     39,879,015        81,602,918              148,277


                                                          EQ/INTERNATIONAL        EQ/JPMORGAN         EQ/LARGE CAP
                                                               GROWTH*       VALUE OPPORTUNITIES*      CORE PLUS*
                                                         ------------------ ----------------------  ---------------
ASSETS:
Investments in shares of The Trusts, at fair value......    $378,499,268         $281,296,552        $158,869,799
Receivable for The Trusts shares sold...................              --                   --                  --
Receivable for policy-related transactions..............         286,168              187,275              15,302
                                                            ------------         ------------        ------------
  Total assets..........................................     378,785,436          281,483,827         158,885,101
                                                            ------------         ------------        ------------
LIABILITIES:
Payable for The Trusts shares purchased.................         286,168              187,275              15,302
Payable for policy-related transactions.................              --                   --                  --
                                                            ------------         ------------        ------------
  Total liabilities.....................................         286,168              187,275              15,302
                                                            ------------         ------------        ------------
NET ASSETS..............................................    $378,499,268         $281,296,552        $158,869,799
                                                            ============         ============        ============
NET ASSETS:
Accumulation Units......................................     378,367,918          281,252,298         158,845,645
Retained by AXA Equitable in Separate Account No. 49....         131,350               44,254              24,154
                                                            ------------         ------------        ------------
TOTAL NET ASSETS........................................    $378,499,268         $281,296,552        $158,869,799
                                                            ============         ============        ============
Investments in shares of The Trusts, at cost............    $327,997,992         $309,352,654        $176,631,279
The Trusts shares held
 Class A................................................         242,628              189,572                  --
 Class B................................................      57,992,547           28,528,938          22,006,869

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                              GROWTH INDEX*   GROWTH PLUS*   VALUE INDEX*
                                                             --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $334,425,287    $262,049,451   $120,935,629
Receivable for The Trusts shares sold.......................       129,748          62,205         21,887
Receivable for policy-related transactions..................            --              --             --
                                                              ------------    ------------   ------------
  Total assets..............................................   334,555,035     262,111,656    120,957,516
                                                              ------------    ------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --              --             --
Payable for policy-related transactions.....................       129,748          62,205         21,887
                                                              ------------    ------------   ------------
  Total liabilities.........................................       129,748          62,205         21,887
                                                              ------------    ------------   ------------
NET ASSETS..................................................  $334,425,287    $262,049,451   $120,935,629
                                                              ============    ============   ============
NET ASSETS:
Accumulation Units..........................................   334,405,707     262,017,410    119,066,750
Retained by AXA Equitable in Separate Account No. 49........        19,580          32,041      1,868,879
                                                              ------------    ------------   ------------
TOTAL NET ASSETS............................................  $334,425,287    $262,049,451   $120,935,629
                                                              ============    ============   ============
Investments in shares of The Trusts, at cost................  $277,552,698    $235,763,167   $144,459,665
The Trusts shares held
 Class A....................................................       211,594          53,488        191,961
 Class B....................................................    38,872,195      15,692,411     22,842,314


                                                                EQ/LARGE CAP      EQ/LORD ABBETT     EQ/LORD ABBETT
                                                                VALUE PLUS*     GROWTH AND INCOME*   LARGE CAP CORE*
                                                             ----------------- -------------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $1,168,874,647       $158,550,041       $191,944,843
Receivable for The Trusts shares sold.......................         284,211                 --                 --
Receivable for policy-related transactions..................              --            160,241            117,737
                                                              --------------       ------------       ------------
  Total assets..............................................   1,169,158,858        158,710,282        192,062,580
                                                              --------------       ------------       ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --            160,241            117,737
Payable for policy-related transactions.....................         284,211                 --                 --
                                                              --------------       ------------       ------------
  Total liabilities.........................................         284,211            160,241            117,737
                                                              --------------       ------------       ------------
NET ASSETS..................................................  $1,168,874,647       $158,550,041       $191,944,843
                                                              ==============       ============       ============
NET ASSETS:
Accumulation Units..........................................   1,168,767,148        158,530,664        191,760,969
Retained by AXA Equitable in Separate Account No. 49........         107,499             19,377            183,874
                                                              --------------       ------------       ------------
TOTAL NET ASSETS............................................  $1,168,874,647       $158,550,041       $191,944,843
                                                              ==============       ============       ============
Investments in shares of The Trusts, at cost................  $1,635,838,574       $148,047,565       $155,118,266
The Trusts shares held
 Class A....................................................         113,925                 --              1,864
 Class B....................................................     114,851,431         15,323,954         15,859,044

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                EQ/MID CAP       EQ/MID CAP
                                                                  INDEX*        VALUE PLUS*     EQ/MONEY MARKET*
                                                             --------------- ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $734,537,266    $1,137,023,786      $674,962,535
Receivable for The Trusts shares sold.......................            --           244,537                --
Receivable for policy-related transactions..................       593,410                --         1,610,308
                                                              ------------    --------------      ------------
  Total assets..............................................   735,130,676     1,137,268,323       676,572,843
                                                              ------------    --------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       573,745                --         1,610,308
Payable for policy-related transactions.....................            --           244,537                --
                                                              ------------    --------------      ------------
  Total liabilities.........................................       573,745           244,537         1,610,308
                                                              ------------    --------------      ------------
NET ASSETS..................................................  $734,556,931    $1,137,023,786      $674,962,535
                                                              ============    ==============      ============
NET ASSETS:
Accumulation Units..........................................   734,556,931     1,136,743,598       674,902,511
Retained by AXA Equitable in Separate Account No. 49........            --           280,188            60,024
                                                              ------------    --------------      ------------
TOTAL NET ASSETS............................................  $734,556,931    $1,137,023,786      $674,962,535
                                                              ============    ==============      ============
Investments in shares of The Trusts, at cost................  $798,354,070    $1,181,412,932      $674,937,599
The Trusts shares held
 Class A....................................................       287,061            31,969        21,426,403
 Class B....................................................    88,125,930       114,150,552       653,453,513


                                                                 EQ/MONTAG &     EQ/MORGAN STANLEY   EQ/MUTUAL LARGE
                                                              CALDWELL GROWTH*    MID CAP GROWTH*      CAP EQUITY*
                                                             ------------------ ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $174,190,074        $614,424,419       $231,049,778
Receivable for The Trusts shares sold.......................          74,762           2,310,581                 --
Receivable for policy-related transactions..................              --                  --                660
                                                                ------------        ------------       ------------
  Total assets..............................................     174,264,836         616,735,000        231,050,438
                                                                ------------        ------------       ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --                  --                660
Payable for policy-related transactions.....................          74,762           2,310,581                 --
                                                                ------------        ------------       ------------
  Total liabilities.........................................          74,762           2,310,581                660
                                                                ------------        ------------       ------------
NET ASSETS..................................................    $174,190,074        $614,424,419       $231,049,778
                                                                ============        ============       ============
NET ASSETS:
Accumulation Units..........................................     174,181,158         614,420,685        230,795,973
Retained by AXA Equitable in Separate Account No. 49........           8,916               3,734            253,805
                                                                ------------        ------------       ------------
TOTAL NET ASSETS............................................    $174,190,074        $614,424,419       $231,049,778
                                                                ============        ============       ============
Investments in shares of The Trusts, at cost................    $148,216,355        $472,134,133       $250,775,962
The Trusts shares held
 Class A....................................................         823,395             351,819             76,512
 Class B....................................................      27,628,301          35,453,688         26,162,798

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/OPPENHEIMER  EQ/PIMCO ULTRA     EQ/QUALITY
                                                                 GLOBAL*        SHORT BOND*      BOND PLUS*
                                                             --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $245,178,138    $1,294,765,559   $565,295,738
Receivable for The Trusts shares sold.......................            --                --         87,920
Receivable for policy-related transactions..................       758,642           283,113             --
                                                              ------------    --------------   ------------
  Total assets..............................................   245,936,780     1,295,048,672    565,383,658
                                                              ------------    --------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       758,642           283,113             --
Payable for policy-related transactions.....................            --                --         87,920
                                                              ------------    --------------   ------------
  Total liabilities.........................................       758,642           283,113         87,920
                                                              ------------    --------------   ------------
NET ASSETS..................................................  $245,178,138    $1,294,765,559   $565,295,738
                                                              ============    ==============   ============
NET ASSETS:
Accumulation Units..........................................   245,004,886     1,294,508,624    565,217,360
Retained by AXA Equitable in Separate Account No. 49........       173,252           256,935         78,378
                                                              ------------    --------------   ------------
TOTAL NET ASSETS............................................  $245,178,138    $1,294,765,559   $565,295,738
                                                              ============    ==============   ============
Investments in shares of The Trusts, at cost................  $211,916,298    $1,308,968,283   $604,224,794
The Trusts shares held
 Class A....................................................       296,790         1,348,743             --
 Class B....................................................    22,925,196       128,695,696     66,396,725


                                                                 EQ/SMALL      EQ/T. ROWE PRICE    EQ/TEMPLETON
                                                              COMPANY INDEX*     GROWTH STOCK*    GLOBAL EQUITY*
                                                             ---------------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $508,784,233      $402,261,538     $194,226,931
Receivable for The Trusts shares sold.......................        189,915                --               --
Receivable for policy-related transactions..................             --            54,595           88,811
                                                               ------------      ------------     ------------
  Total assets..............................................    508,974,148       402,316,133      194,315,742
                                                               ------------      ------------     ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --            54,595           88,811
Payable for policy-related transactions.....................        189,915                --               --
                                                               ------------      ------------     ------------
  Total liabilities.........................................        189,915            54,595           88,811
                                                               ------------      ------------     ------------
NET ASSETS..................................................   $508,784,233      $402,261,538     $194,226,931
                                                               ============      ============     ============
NET ASSETS:
Accumulation Units..........................................    508,762,832       402,244,342      194,219,899
Retained by AXA Equitable in Separate Account No. 49........         21,401            17,196            7,032
                                                               ------------      ------------     ------------
TOTAL NET ASSETS............................................   $508,784,233      $402,261,538     $194,226,931
                                                               ============      ============     ============
Investments in shares of The Trusts, at cost................   $441,019,396      $352,478,241     $208,611,761
The Trusts shares held
 Class A....................................................        245,375           254,484          108,978
 Class B....................................................     48,115,691        19,298,707       22,375,544

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                EQ/WELLS FARGO
                                                              EQ/UBS GROWTH &   EQ/VAN KAMPEN     ADVANTAGE
                                                                  INCOME*         COMSTOCK*     OMEGA GROWTH*
                                                             ----------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $70,027,353     $238,921,317    $413,264,821
Receivable for The Trusts shares sold.......................             --               --              --
Receivable for policy-related transactions..................        135,121          127,235         769,674
                                                                -----------     ------------    ------------
  Total assets..............................................     70,162,474      239,048,552     414,034,495
                                                                -----------     ------------    ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        135,121          127,235         769,674
Payable for policy-related transactions.....................             --               --              --
                                                                -----------     ------------    ------------
  Total liabilities.........................................        135,121          127,235         769,674
                                                                -----------     ------------    ------------
NET ASSETS..................................................    $70,027,353     $238,921,317    $413,264,821
                                                                ===========     ============    ============
NET ASSETS:
Accumulation Units..........................................     70,007,469      238,917,343     413,229,553
Retained by AXA Equitable in Separate Account No. 49........         19,884            3,974          35,268
                                                                -----------     ------------    ------------
TOTAL NET ASSETS............................................    $70,027,353     $238,921,317    $413,264,821
                                                                ===========     ============    ============
Investments in shares of The Trusts, at cost................    $65,553,547     $244,521,226    $335,188,882
The Trusts shares held
 Class A....................................................             --          101,528              --
 Class B....................................................     11,763,742       24,902,399      40,217,961
 Service Class 2............................................             --               --              --


                                                               FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                               ASSET MANAGER:     CONTRAFUND(R)        MID CAP
                                                              GROWTH PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                             ------------------ ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........      $772,527         $12,597,028        $5,388,840
Receivable for The Trusts shares sold.......................            33                  --                --
Receivable for policy-related transactions..................            --             127,491            40,312
                                                                  --------         -----------        ----------
  Total assets..............................................       772,560          12,724,519         5,429,152
                                                                  --------         -----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --             127,491            40,312
Payable for policy-related transactions.....................            --                  --                --
                                                                  --------         -----------        ----------
  Total liabilities.........................................            --             127,491            40,312
                                                                  --------         -----------        ----------
NET ASSETS..................................................      $772,560         $12,597,028        $5,388,840
                                                                  ========         ===========        ==========
NET ASSETS:
Accumulation Units..........................................       772,560          12,580,412         5,377,102
Retained by AXA Equitable in Separate Account No. 49........            --              16,616            11,738
                                                                  --------         -----------        ----------
TOTAL NET ASSETS............................................      $772,560         $12,597,028        $5,388,840
                                                                  ========         ===========        ==========
Investments in shares of The Trusts, at cost................      $715,977         $11,292,038        $4,868,899
The Trusts shares held
 Class A....................................................            --                  --                --
 Class B....................................................            --                  --                --
 Service Class 2............................................        53,797             536,272           167,720

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              FIDELITY(R) VIP       FRANKLIN          FRANKLIN
                                                                 STRATEGIC           INCOME       STRATEGIC INCOME
                                                             INCOME PORTFOLIO   SECURITIES FUND    SECURITIES FUND
                                                            ------------------ ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.........     $6,870,625         $3,814,994        $4,906,181
Receivable for The Trusts shares sold......................             --                154                --
Receivable for policy-related transactions.................         32,072                 --            32,608
                                                                ----------         ----------        ----------
  Total assets.............................................      6,902,697          3,815,148         4,938,789
                                                                ----------         ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased....................         32,065                 --            32,608
Payable for policy-related transactions....................             --                154                --
                                                                ----------         ----------        ----------
  Total liabilities........................................         32,065                154            32,608
                                                                ----------         ----------        ----------
NET ASSETS.................................................     $6,870,632         $3,814,994        $4,906,181
                                                                ==========         ==========        ==========
NET ASSETS:
Accumulation Units.........................................      6,870,632          3,814,930         4,880,496
Retained by AXA Equitable in Separate Account No. 49.......             --                 64            25,685
                                                                ----------         ----------        ----------
TOTAL NET ASSETS...........................................     $6,870,632         $3,814,994        $4,906,181
                                                                ==========         ==========        ==========
Investments in shares of The Trusts, at cost...............     $7,089,395         $3,656,132        $4,792,735
The Trusts shares held
 Class 2...................................................             --            257,422           385,706
 Series II.................................................             --                 --                --
 Service Class 2...........................................        606,410                 --                --
 Service Shares............................................             --                 --                --


                                                             FRANKLIN TEMPLETON VIP   GOLDMAN SACHS   INVESCO V.I.
                                                                 FOUNDING FUNDS        VIT MID CAP      FINANCIAL
                                                                 ALLOCATION FUND        VALUE FUND    SERVICES FUND
                                                            ------------------------ --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.........        $1,103,186           $3,128,526      $639,431
Receivable for The Trusts shares sold......................                --                   --            --
Receivable for policy-related transactions.................            62,500               10,550        41,640
                                                                   ----------           ----------      --------
  Total assets.............................................         1,165,686            3,139,076       681,071
                                                                   ----------           ----------      --------
LIABILITIES:
Payable for The Trusts shares purchased....................            62,424               10,450        41,620
Payable for policy-related transactions....................                --                   --            --
                                                                   ----------           ----------      --------
  Total liabilities........................................            62,424               10,450        41,620
                                                                   ----------           ----------      --------
NET ASSETS.................................................        $1,103,262           $3,128,626      $639,451
                                                                   ==========           ==========      ========
NET ASSETS:
Accumulation Units.........................................         1,103,262            3,128,626       639,451
Retained by AXA Equitable in Separate Account No. 49.......                --                   --            --
                                                                   ----------           ----------      --------
TOTAL NET ASSETS...........................................        $1,103,262           $3,128,626      $639,451
                                                                   ==========           ==========      ========
Investments in shares of The Trusts, at cost...............        $1,048,757           $2,761,887      $598,282
The Trusts shares held
 Class 2...................................................           143,085                   --            --
 Series II.................................................                --                   --       115,005
 Service Class 2...........................................                --                   --            --
 Service Shares............................................                --              221,567            --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2010


                                                              INVESCO V.I.   INVESCO V.I.
                                                              GLOBAL REAL   INTERNATIONAL   INVESCO V.I.
                                                              ESTATE FUND    GROWTH FUND    LEISURE FUND
                                                             ------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $5,701,695      $4,164,286      $134,447
Receivable for The Trusts shares sold.......................          --              --             5
Receivable for policy-related transactions..................      48,902           6,066            --
                                                              ----------      ----------      --------
  Total assets..............................................   5,750,597       4,170,352       134,452
                                                              ----------      ----------      --------
LIABILITIES:
Payable for The Trusts shares purchased.....................      48,902           6,066            --
Payable for policy-related transactions.....................          --              --             5
                                                              ----------      ----------      --------
  Total liabilities.........................................      48,902           6,066             5
                                                              ----------      ----------      --------
NET ASSETS..................................................  $5,701,695      $4,164,286      $134,447
                                                              ==========      ==========      ========
NET ASSETS:
Accumulation Units..........................................   5,701,689       4,164,246       134,416
Retained by AXA Equitable in Separate Account No. 49........           6              40            31
                                                              ----------      ----------      --------
TOTAL NET ASSETS............................................  $5,701,695      $4,164,286      $134,447
                                                              ==========      ==========      ========
Investments in shares of The Trusts, at cost................  $5,402,149      $3,827,414      $122,390
The Trusts shares held
 Common Shares..............................................          --              --            --
 Series II..................................................     428,377         146,888        16,954


                                                              INVESCO V.I.   INVESCO V.I.   IVY FUNDS VIP
                                                              MID CAP CORE     SMALL CAP       DIVIDEND
                                                               EQUITY FUND    EQUITY FUND   OPPORTUNITIES
                                                             -------------- -------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $1,432,799      $950,376       $4,398,788
Receivable for The Trusts shares sold.......................           55            --               --
Receivable for policy-related transactions..................           --           292           27,037
                                                               ----------      --------       ----------
  Total assets..............................................    1,432,854       950,668        4,425,825
                                                               ----------      --------       ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           --           292           27,037
Payable for policy-related transactions.....................           55            --               --
                                                               ----------      --------       ----------
  Total liabilities.........................................           55           292           27,037
                                                               ----------      --------       ----------
NET ASSETS..................................................   $1,432,799      $950,376       $4,398,788
                                                               ==========      ========       ==========
NET ASSETS:
Accumulation Units..........................................    1,432,728       950,303        4,398,743
Retained by AXA Equitable in Separate Account No. 49........           71            73               45
                                                               ----------      --------       ----------
TOTAL NET ASSETS............................................   $1,432,799      $950,376       $4,398,788
                                                               ==========      ========       ==========
Investments in shares of The Trusts, at cost................   $1,314,731      $809,244       $3,887,208
The Trusts shares held
 Common Shares..............................................           --            --          641,279
 Series II..................................................      116,677        58,413               --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                               IVY FUNDS VIP
                                                              IVY FUNDS VIP   GLOBAL NATURAL   IVY FUNDS VIP
                                                                  ENERGY         RESOURCES      HIGH INCOME
                                                             --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $2,845,706      $5,016,184       $9,074,155
Receivable for The Trusts shares sold.......................            --              --               --
Receivable for policy-related transactions..................         8,486          39,830           93,272
                                                                ----------      ----------       ----------
  Total assets..............................................     2,854,192       5,056,014        9,167,427
                                                                ----------      ----------       ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................         8,444          39,830           93,272
Payable for policy-related transactions.....................            --              --               --
                                                                ----------      ----------       ----------
  Total liabilities.........................................         8,444          39,830           93,272
                                                                ----------      ----------       ----------
NET ASSETS..................................................    $2,845,748      $5,016,184       $9,074,155
                                                                ==========      ==========       ==========
NET ASSETS:
Accumulation Units..........................................     2,845,748       5,015,197        9,066,129
Retained by AXA Equitable in Separate Account No. 49........            --             987            8,026
                                                                ----------      ----------       ----------
TOTAL NET ASSETS............................................    $2,845,748      $5,016,184       $9,074,155
                                                                ==========      ==========       ==========
Investments in shares of The Trusts, at cost................    $2,376,909      $4,192,539       $8,676,817
The Trusts shares held
 Common Shares..............................................       445,010         745,491        2,599,449


                                                                               IVY FUNDS VIP   IVY FUNDS VIP
                                                               IVY FUNDS VIP    SCIENCE AND      SMALL CAP
                                                              MID CAP GROWTH     TECHNOLOGY        GROWTH
                                                             ---------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $4,427,374       $2,680,413      $3,748,119
Receivable for The Trusts shares sold.......................            --           18,416              --
Receivable for policy-related transactions..................        10,443               --          14,801
                                                                ----------       ----------      ----------
  Total assets..............................................     4,437,817        2,698,829       3,762,920
                                                                ----------       ----------      ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................        10,443               --          14,801
Payable for policy-related transactions.....................            --           18,350              --
                                                                ----------       ----------      ----------
  Total liabilities.........................................        10,443           18,350          14,801
                                                                ----------       ----------      ----------
NET ASSETS..................................................    $4,427,374       $2,680,479      $3,748,119
                                                                ==========       ==========      ==========
NET ASSETS:
Accumulation Units..........................................     4,427,366        2,680,479       3,742,176
Retained by AXA Equitable in Separate Account No. 49........             8               --           5,943
                                                                ----------       ----------      ----------
TOTAL NET ASSETS............................................    $4,427,374       $2,680,479      $3,748,119
                                                                ==========       ==========      ==========
Investments in shares of The Trusts, at cost................    $3,764,103       $2,454,362      $3,134,127
The Trusts shares held
 Common Shares..............................................       509,473          160,222         355,940

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                          LAZARD RETIREMENT
                                                          EMERGING MARKETS   MFS(R) INTERNATIONAL     MFS(R) INVESTORS
                                                          EQUITY PORTFOLIO      VALUE PORTFOLIO     GROWTH STOCK SERIES
                                                         ------------------ ---------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $13,136,593          $5,424,591             $1,874,108
Receivable for The Trusts shares sold...................              --                  --                     --
Receivable for policy-related transactions..............          26,729              26,350                 20,993
                                                             -----------          ----------             ----------
  Total assets..........................................      13,163,322           5,450,941              1,895,101
                                                             -----------          ----------             ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          26,729              26,350                 20,920
Payable for policy-related transactions.................              --                  --                     --
                                                             -----------          ----------             ----------
  Total liabilities.....................................          26,729              26,350                 20,920
                                                             -----------          ----------             ----------
NET ASSETS..............................................     $13,136,593          $5,424,591             $1,874,181
                                                             ===========          ==========             ==========
NET ASSETS:
Accumulation Units......................................      13,132,603           5,419,323              1,874,180
Retained by AXA Equitable in Separate Account No. 49....           3,990               5,268                      1
                                                             -----------          ----------             ----------
TOTAL NET ASSETS........................................     $13,136,593          $5,424,591             $1,874,181
                                                             ===========          ==========             ==========
Investments in shares of The Trusts, at cost............     $11,992,164          $5,019,217             $1,681,832
The Trusts shares held
 Service Class..........................................              --             351,561                174,174
 Service Shares.........................................         563,077                  --                     --


                                                          MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                            TRUST SERIES         PORTFOLIO            SERIES
                                                         ------------------ ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $1,249,006          $1,898,748         $1,648,420
Receivable for The Trusts shares sold...................             --                  --                 --
Receivable for policy-related transactions..............          1,960              21,560             47,249
                                                             ----------          ----------         ----------
  Total assets..........................................      1,250,966           1,920,308          1,695,669
                                                             ----------          ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          1,960              21,488             47,193
Payable for policy-related transactions.................             --                  --                 --
                                                             ----------          ----------         ----------
  Total liabilities.....................................          1,960              21,488             47,193
                                                             ----------          ----------         ----------
NET ASSETS..............................................     $1,249,006          $1,898,820         $1,648,476
                                                             ==========          ==========         ==========
NET ASSETS:
Accumulation Units......................................      1,248,861           1,898,820          1,648,476
Retained by AXA Equitable in Separate Account No. 49....            145                  --                 --
                                                             ----------          ----------         ----------
TOTAL NET ASSETS........................................     $1,249,006          $1,898,820         $1,648,476
                                                             ==========          ==========         ==========
Investments in shares of The Trusts, at cost............     $1,139,137          $1,693,921         $1,496,597
The Trusts shares held
 Service Class..........................................         62,607             285,097             66,069
 Service Shares.........................................             --                  --                 --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                      MULTIMANAGER
                                                                 MULTIMANAGER        MULTIMANAGER    INTERNATIONAL
                                                              AGGRESSIVE EQUITY*      CORE BOND*        EQUITY*
                                                             -------------------- ----------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $579,538,936      $1,150,821,789    $445,015,038
Receivable for The Trusts shares sold.......................               --                  --              --
Receivable for policy-related transactions..................        1,120,918             511,619          20,308
                                                                 ------------      --------------    ------------
  Total assets..............................................      580,659,854       1,151,333,408     445,035,346
                                                                 ------------      --------------    ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        1,120,918             511,619          20,308
Payable for policy-related transactions.....................               --                  --              --
                                                                 ------------      --------------    ------------
  Total liabilities.........................................        1,120,918             511,619          20,308
                                                                 ------------      --------------    ------------
NET ASSETS..................................................     $579,538,936      $1,150,821,789    $445,015,038
                                                                 ============      ==============    ============
NET ASSETS:
Accumulation Units..........................................      579,329,964       1,150,810,316     445,001,076
Retained by AXA Equitable in Separate Account No. 49........          208,972              11,473          13,962
                                                                 ------------      --------------    ------------
TOTAL NET ASSETS............................................     $579,538,936      $1,150,821,789    $445,015,038
                                                                 ============      ==============    ============
Investments in shares of The Trusts, at cost................     $538,187,401      $1,134,013,195    $517,958,937
The Trusts shares held
 Class B....................................................       21,597,167         109,608,725      40,395,672


                                                              MULTIMANAGER
                                                                LARGE CAP      MULTIMANAGER      MULTIMANAGER
                                                              CORE EQUITY*   LARGE CAP VALUE*   MID CAP GROWTH*
                                                             -------------- ------------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $145,357,536     $390,156,882      $351,914,289
Receivable for The Trusts shares sold.......................            --           33,503           271,678
Receivable for policy-related transactions..................       109,338               --                --
                                                              ------------     ------------      ------------
  Total assets..............................................   145,466,874      390,190,385       352,185,967
                                                              ------------     ------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       109,338               --                --
Payable for policy-related transactions.....................            --           31,789           267,191
                                                              ------------     ------------      ------------
  Total liabilities.........................................       109,338           31,789           267,191
                                                              ------------     ------------      ------------
NET ASSETS..................................................  $145,357,536     $390,158,596      $351,918,776
                                                              ============     ============      ============
NET ASSETS:
Accumulation Units..........................................   145,347,478      390,158,596       351,918,776
Retained by AXA Equitable in Separate Account No. 49........        10,058               --                --
                                                              ------------     ------------      ------------
TOTAL NET ASSETS............................................  $145,357,536     $390,158,596      $351,918,776
                                                              ============     ============      ============
Investments in shares of The Trusts, at cost................  $138,297,411     $423,527,349      $316,210,355
The Trusts shares held
 Class B....................................................    14,290,598       39,879,496        39,152,379

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               MULTIMANAGER       MULTIMANAGER         MULTIMANAGER
                                                              MID CAP VALUE*   MULTI-SECTOR BOND*   SMALL CAP GROWTH*
                                                             ---------------- -------------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $412,468,795       $619,464,381         $238,116,044
Receivable for The Trusts shares sold.......................             --                 --                   --
Receivable for policy-related transactions..................        643,073             49,941              141,156
                                                               ------------       ------------         ------------
  Total assets..............................................    413,111,868        619,514,322          238,257,200
                                                               ------------       ------------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        643,073             48,637              141,156
Payable for policy-related transactions.....................             --                 --                   --
                                                               ------------       ------------         ------------
  Total liabilities.........................................        643,073             48,637              141,156
                                                               ------------       ------------         ------------
NET ASSETS..................................................   $412,468,795       $619,465,685         $238,116,044
                                                               ============       ============         ============
NET ASSETS:
Accumulation Units..........................................    412,452,272        619,465,685          238,080,563
Retained by AXA Equitable in Separate Account No. 49........         16,523                 --               35,481
                                                               ------------       ------------         ------------
TOTAL NET ASSETS............................................   $412,468,795       $619,465,685         $238,116,044
                                                               ============       ============         ============
Investments in shares of The Trusts, at cost................   $351,763,994       $730,365,507         $203,187,266
The Trusts shares held
 Class A....................................................             --                 --                   --
 Class B....................................................     41,784,417        160,229,431           26,973,896
 Class 2....................................................             --                 --                   --


                                                                MULTIMANAGER     MULTIMANAGER    MUTUAL SHARES
                                                              SMALL CAP VALUE*    TECHNOLOGY*   SECURITIES FUND
                                                             ------------------ -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $463,522,136     $410,615,670     $1,561,872
Receivable for The Trusts shares sold.......................         116,238               --             --
Receivable for policy-related transactions..................              --          160,557          9,189
                                                                ------------     ------------     ----------
  Total assets..............................................     463,638,374      410,776,227      1,571,061
                                                                ------------     ------------     ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --          160,557          9,126
Payable for policy-related transactions.....................         112,828               --             --
                                                                ------------     ------------     ----------
  Total liabilities.........................................         112,828          160,557          9,126
                                                                ------------     ------------     ----------
NET ASSETS..................................................    $463,525,546     $410,615,670     $1,561,935
                                                                ============     ============     ==========
NET ASSETS:
Accumulation Units..........................................     463,525,546      410,546,762      1,561,935
Retained by AXA Equitable in Separate Account No. 49........              --           68,908             --
                                                                ------------     ------------     ----------
TOTAL NET ASSETS............................................    $463,525,546     $410,615,670     $1,561,935
                                                                ============     ============     ==========
Investments in shares of The Trusts, at cost................    $519,020,153     $332,920,626     $1,483,822
The Trusts shares held
 Class A....................................................               8               --             --
 Class B....................................................      42,939,729       32,057,334             --
 Class 2....................................................              --               --         97,923

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                  PIMCO VARIABLE        PIMCO VARIABLE      PIMCO VARIABLE
                                                                  INSURANCE TRUST       INSURANCE TRUST    INSURANCE TRUST
                                                              COMMODITYREALRETURN(R)   EMERGING MARKETS      REAL RETURN
                                                                STRATEGY PORTFOLIO      BOND PORTFOLIO        PORTFOLIO
                                                             ------------------------ ------------------  -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........        $4,086,295            $5,237,956         $ 9,981,889
Receivable for The Trusts shares sold.......................                --                    --                  --
Receivable for policy-related transactions..................            10,326                13,978              76,695
                                                                    ----------            ----------         -----------
  Total assets..............................................         4,096,621             5,251,934          10,058,584
                                                                    ----------            ----------         -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................            10,326                13,978              76,686
Payable for policy-related transactions.....................                --                    --                  --
                                                                    ----------            ----------         -----------
  Total liabilities.........................................            10,326                13,978              76,686
                                                                    ----------            ----------         -----------
NET ASSETS..................................................        $4,086,295            $5,237,956         $ 9,981,898
                                                                    ==========            ==========         ===========
NET ASSETS:
Accumulation Units..........................................         4,086,258             5,237,882           9,981,898
Retained by AXA Equitable in Separate Account No. 49........                37                    74                  --
                                                                    ----------            ----------         -----------
TOTAL NET ASSETS............................................        $4,086,295            $5,237,956         $ 9,981,898
                                                                    ==========            ==========         ===========
Investments in shares of The Trusts, at cost................        $3,735,793            $5,250,695         $10,032,421
The Trusts shares held
 Advisor Class..............................................           451,026               386,851             759,657
 Common Shares..............................................                --                    --                  --


                                                             PIMCO VARIABLE
                                                             INSURANCE TRUST
                                                              TOTAL RETURN    PROFUND VP    PROFUND VP
                                                                PORTFOLIO        BEAR      BIOTECHNOLOGY
                                                            ---------------- ------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $24,095,593     $431,501      $742,055
Receivable for The Trusts shares sold.......................            --           18            --
Receivable for policy-related transactions..................       114,118           --        12,960
                                                               -----------     --------      --------
  Total assets..............................................    24,209,711      431,519       755,015
                                                               -----------     --------      --------
LIABILITIES:
Payable for The Trusts shares purchased.....................       114,118           --        12,920
Payable for policy-related transactions.....................            --           18            --
                                                               -----------     --------      --------
  Total liabilities.........................................       114,118           18        12,920
                                                               -----------     --------      --------
NET ASSETS..................................................   $24,095,593     $431,501      $742,095
                                                               ===========     ========      ========
NET ASSETS:
Accumulation Units..........................................    24,094,663      423,851       742,095
Retained by AXA Equitable in Separate Account No. 49........           930        7,650            --
                                                               -----------     --------      --------
TOTAL NET ASSETS............................................   $24,095,593     $431,501      $742,095
                                                               ===========     ========      ========
Investments in shares of The Trusts, at cost................   $24,762,266     $493,611      $714,284
The Trusts shares held
 Advisor Class..............................................     2,174,693
 Common Shares..............................................            --       21,183        32,447

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               T. ROWE PRICE         TEMPLETON
                                                              HEALTH SCIENCES   DEVELOPING MARKETS
                                                                 PORTFOLIO        SECURITIES FUND
                                                             ----------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $1,827,153         $3,346,197
Receivable for The Trusts shares sold.......................             --                 --
Receivable for policy-related transactions..................         14,123             80,891
                                                                 ----------         ----------
  Total assets..............................................      1,841,276          3,427,088
                                                                 ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................         14,123             80,891
Payable for policy-related transactions.....................             --                 --
                                                                 ----------         ----------
  Total liabilities.........................................         14,123             80,891
                                                                 ----------         ----------
NET ASSETS..................................................     $1,827,153         $3,346,197
                                                                 ==========         ==========
NET ASSETS:
Accumulation Units..........................................      1,827,122          3,345,227
Retained by AXA Equitable in Separate Account No. 49........             31                970
                                                                 ----------         ----------
TOTAL NET ASSETS............................................     $1,827,153         $3,346,197
                                                                 ==========         ==========
Investments in shares of The Trusts, at cost................     $1,654,156         $2,982,588
The Trusts shares held
 Class A....................................................             --                 --
 Class B....................................................             --                 --
 Class 2....................................................                           296,124
 Class II...................................................        125,664                 --


                                                              TEMPLETON FOREIGN     TEMPLETON GLOBAL
                                                               SECURITIES FUND    BOND SECURITIES FUND
                                                             ------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........      $2,837,675          $16,923,116
Receivable for The Trusts shares sold.......................              --                   --
Receivable for policy-related transactions..................           5,583               71,215
                                                                  ----------          -----------
  Total assets..............................................       2,843,258           16,994,331
                                                                  ----------          -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           5,583               71,215
Payable for policy-related transactions.....................              --                   --
                                                                  ----------          -----------
  Total liabilities.........................................           5,583               71,215
                                                                  ----------          -----------
NET ASSETS..................................................      $2,837,675          $16,923,116
                                                                  ==========          ===========
NET ASSETS:
Accumulation Units..........................................       2,837,615           16,914,085
Retained by AXA Equitable in Separate Account No. 49........              60                9,031
                                                                  ----------          -----------
TOTAL NET ASSETS............................................      $2,837,675          $16,923,116
                                                                  ==========          ===========
Investments in shares of The Trusts, at cost................      $2,572,777          $16,342,311
The Trusts shares held
 Class A....................................................              --                   --
 Class B....................................................              --                   --
 Class 2....................................................         198,578              868,297
 Class II...................................................              --                   --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                     VAN ECK VIP
                                                                TEMPLETON GROWTH     GLOBAL HARD
                                                                 SECURITIES FUND     ASSETS FUND
                                                               ------------------   ------------
ASSETS:
Investments in shares of The Trusts, at fair value..........        $619,402         $7,684,567
Receivable for The Trusts shares sold.......................              --                 --
Receivable for policy-related transactions..................           2,090             40,651
                                                                    --------         ----------
  Total assets..............................................         621,492          7,725,218
                                                                    --------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           2,064             40,559
Payable for policy-related transactions.....................              --                 --
                                                                    --------         ----------
  Total liabilities.........................................           2,064             40,559
                                                                    --------         ----------
NET ASSETS..................................................        $619,428         $7,684,659
                                                                    ========         ==========
NET ASSETS:
Accumulation Units..........................................         619,428          7,684,659
Retained by AXA Equitable in Separate Account No. 49........              --                 --
                                                                    --------         ----------
TOTAL NET ASSETS............................................        $619,428         $7,684,659
                                                                    ========         ==========
Investments in shares of The Trusts, at cost................        $573,054         $6,362,577
The Trusts shares held
 Class 2....................................................          56,258                 --
 Class S Shares.............................................              --            207,972

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

The following table provides units and unit values associated with the Variable Investment Options of the the Account and is further categorized by share class and contract charges.


                                                                                                                     UNITS
                                                                    CONTRACT                                      OUTSTANDING
                                                                    CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                                   ----------   ---------------   ------------   ------------
ALL ASSET ALLOCATION............................................       1.30%           A            $ 11.58             92
ALL ASSET ALLOCATION............................................       1.55%           A            $ 11.55             23
ALL ASSET ALLOCATION............................................       1.65%           A            $ 11.53             33
ALL ASSET ALLOCATION............................................       1.70%           A            $ 11.53              2

ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.30%           B            $ 11.00             89
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.55%           B            $ 10.97              1
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.65%           B            $ 10.96             92
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.70%           B            $ 10.95              2

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.30%           B            $ 11.25             94
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.55%           B            $ 11.22             15
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.65%           B            $ 11.21             32
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.70%           B            $ 11.20              3

AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.30%        Class II        $ 11.05             14
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.55%        Class II        $ 11.02              5
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.65%        Class II        $ 11.01             15
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.70%        Class II        $ 11.00              1

AMERICAN CENTURY VP MID CAP VALUE...............................       1.30%        Class II        $ 12.34            104
AMERICAN CENTURY VP MID CAP VALUE...............................       1.55%        Class II        $ 12.30             24
AMERICAN CENTURY VP MID CAP VALUE...............................       1.65%        Class II        $ 12.29             80
AMERICAN CENTURY VP MID CAP VALUE...............................       1.70%        Class II        $ 12.28              8

AXA AGGRESSIVE ALLOCATION.......................................       1.30%           A            $ 11.45            499
AXA AGGRESSIVE ALLOCATION.......................................       1.55%           A            $ 11.42            114
AXA AGGRESSIVE ALLOCATION.......................................       1.65%           A            $ 11.40             61
AXA AGGRESSIVE ALLOCATION.......................................       1.70%           A            $ 11.40             12
AXA AGGRESSIVE ALLOCATION.......................................       0.50%           B            $ 12.29             --
AXA AGGRESSIVE ALLOCATION.......................................       0.95%           B            $ 11.91             --
AXA AGGRESSIVE ALLOCATION.......................................       1.15%           B            $ 11.75            738
AXA AGGRESSIVE ALLOCATION.......................................       1.20%           B            $ 11.71          3,530
AXA AGGRESSIVE ALLOCATION.......................................       1.25%           B            $ 12.94         20,691
AXA AGGRESSIVE ALLOCATION.......................................       1.30%           B            $ 12.27         56,888
AXA AGGRESSIVE ALLOCATION.......................................       1.35%           B            $ 11.58          1,466
AXA AGGRESSIVE ALLOCATION.......................................       1.40%           B            $ 11.54          4,366
AXA AGGRESSIVE ALLOCATION.......................................       1.50%           B            $ 12.70         21,121
AXA AGGRESSIVE ALLOCATION.......................................       1.55%           B            $ 11.42         44,516
AXA AGGRESSIVE ALLOCATION.......................................       1.60%           B            $ 11.38          2,270
AXA AGGRESSIVE ALLOCATION.......................................       1.65%           B            $ 12.56         86,614
AXA AGGRESSIVE ALLOCATION.......................................       1.70%           B            $ 12.51          7,808
AXA AGGRESSIVE ALLOCATION.......................................       1.80%           B            $ 11.22              3
AXA AGGRESSIVE ALLOCATION.......................................       1.90%           B            $ 11.15             48

AXA BALANCED STRATEGY...........................................       1.30%           B            $ 10.96          8,343
AXA BALANCED STRATEGY...........................................       1.30%           B            $ 12.24         17,844
AXA BALANCED STRATEGY...........................................       1.55%           B            $ 10.93          2,602
AXA BALANCED STRATEGY...........................................       1.55%           B            $ 12.19          5,024
AXA BALANCED STRATEGY...........................................       1.65%           B            $ 10.92          4,076
AXA BALANCED STRATEGY...........................................       1.65%           B            $ 12.17          4,678
AXA BALANCED STRATEGY...........................................       1.70%           B            $ 10.91            412
AXA BALANCED STRATEGY...........................................       1.70%           B            $ 12.16            256

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
AXA CONSERVATIVE ALLOCATION.............       0.50%           B            $ 12.16             --
AXA CONSERVATIVE ALLOCATION.............       0.95%           B            $ 11.79             --
AXA CONSERVATIVE ALLOCATION.............       1.15%           B            $ 11.63            486
AXA CONSERVATIVE ALLOCATION.............       1.20%           B            $ 11.59          4,403
AXA CONSERVATIVE ALLOCATION.............       1.25%           B            $ 12.11         13,360
AXA CONSERVATIVE ALLOCATION.............       1.30%           B            $ 12.06         27,081
AXA CONSERVATIVE ALLOCATION.............       1.35%           B            $ 11.47          2,720
AXA CONSERVATIVE ALLOCATION.............       1.40%           B            $ 11.43          8,345
AXA CONSERVATIVE ALLOCATION.............       1.50%           B            $ 11.89         20,382
AXA CONSERVATIVE ALLOCATION.............       1.55%           B            $ 11.31         25,752
AXA CONSERVATIVE ALLOCATION.............       1.60%           B            $ 11.27          3,607
AXA CONSERVATIVE ALLOCATION.............       1.65%           B            $ 11.75         54,990
AXA CONSERVATIVE ALLOCATION.............       1.70%           B            $ 11.71          6,707
AXA CONSERVATIVE ALLOCATION.............       1.80%           B            $ 11.11             11
AXA CONSERVATIVE ALLOCATION.............       1.90%           B            $ 11.03              5

AXA CONSERVATIVE GROWTH STRATEGY........       1.30%           B            $ 10.84          5,312
AXA CONSERVATIVE GROWTH STRATEGY........       1.30%           B            $ 12.01          8,028
AXA CONSERVATIVE GROWTH STRATEGY........       1.55%           B            $ 10.80          2,069
AXA CONSERVATIVE GROWTH STRATEGY........       1.55%           B            $ 11.96          3,348
AXA CONSERVATIVE GROWTH STRATEGY........       1.65%           B            $ 10.79          2,311
AXA CONSERVATIVE GROWTH STRATEGY........       1.65%           B            $ 11.94          3,039
AXA CONSERVATIVE GROWTH STRATEGY........       1.70%           B            $ 10.79            250
AXA CONSERVATIVE GROWTH STRATEGY........       1.70%           B            $ 11.93            286

AXA CONSERVATIVE-PLUS ALLOCATION........       0.50%           B            $ 12.11             --
AXA CONSERVATIVE-PLUS ALLOCATION........       0.95%           B            $ 11.73             --
AXA CONSERVATIVE-PLUS ALLOCATION........       1.15%           B            $ 11.57            446
AXA CONSERVATIVE-PLUS ALLOCATION........       1.20%           B            $ 11.53          3,479
AXA CONSERVATIVE-PLUS ALLOCATION........       1.25%           B            $ 12.25         15,195
AXA CONSERVATIVE-PLUS ALLOCATION........       1.30%           B            $ 12.20         27,334
AXA CONSERVATIVE-PLUS ALLOCATION........       1.35%           B            $ 11.41          1,201
AXA CONSERVATIVE-PLUS ALLOCATION........       1.40%           B            $ 11.37          5,336
AXA CONSERVATIVE-PLUS ALLOCATION........       1.50%           B            $ 12.02         21,233
AXA CONSERVATIVE-PLUS ALLOCATION........       1.55%           B            $ 11.25         20,999
AXA CONSERVATIVE-PLUS ALLOCATION........       1.60%           B            $ 11.21          3,058
AXA CONSERVATIVE-PLUS ALLOCATION........       1.65%           B            $ 11.89         46,836
AXA CONSERVATIVE-PLUS ALLOCATION........       1.70%           B            $ 11.85          4,498
AXA CONSERVATIVE-PLUS ALLOCATION........       1.80%           B            $ 11.06             --
AXA CONSERVATIVE-PLUS ALLOCATION........       1.90%           B            $ 10.98             22

AXA CONSERVATIVE STRATEGY...............       1.30%           B            $ 10.57          2,755
AXA CONSERVATIVE STRATEGY...............       1.30%           B            $ 11.28          5,075
AXA CONSERVATIVE STRATEGY...............       1.55%           B            $ 10.54          1,111
AXA CONSERVATIVE STRATEGY...............       1.55%           B            $ 11.23          1,855
AXA CONSERVATIVE STRATEGY...............       1.65%           B            $ 10.53          1,484
AXA CONSERVATIVE STRATEGY...............       1.65%           B            $ 11.21          2,134
AXA CONSERVATIVE STRATEGY...............       1.70%           B            $ 10.52            372
AXA CONSERVATIVE STRATEGY...............       1.70%           B            $ 11.20            357

AXA GROWTH STRATEGY.....................       1.30%           B            $ 11.20          1,053
AXA GROWTH STRATEGY.....................       1.30%           B            $ 12.97         22,971
AXA GROWTH STRATEGY.....................       1.55%           B            $ 11.17            546

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                         UNITS
                                        CONTRACT                                      OUTSTANDING
                                        CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                       ----------   ---------------   ------------   ------------
AXA GROWTH STRATEGY.................       1.55%           B            $ 12.91           8,601
AXA GROWTH STRATEGY.................       1.65%           B            $ 11.16             445
AXA GROWTH STRATEGY.................       1.65%           B            $ 12.89          10,299
AXA GROWTH STRATEGY.................       1.70%           B            $ 11.15              40
AXA GROWTH STRATEGY.................       1.70%           B            $ 12.88             529

AXA MODERATE ALLOCATION.............       1.30%           A            $ 10.98             759
AXA MODERATE ALLOCATION.............       1.55%           A            $ 10.95             237
AXA MODERATE ALLOCATION.............       1.65%           A            $ 10.94             268
AXA MODERATE ALLOCATION.............       1.70%           A            $ 10.93              41
AXA MODERATE ALLOCATION.............       0.50%           B            $ 60.28              --
AXA MODERATE ALLOCATION.............       0.95%           B            $ 53.83              27
AXA MODERATE ALLOCATION.............       1.15%           B            $ 51.18             418
AXA MODERATE ALLOCATION.............       1.20%           B            $ 50.54           3,855
AXA MODERATE ALLOCATION.............       1.25%           B            $ 12.50          62,771
AXA MODERATE ALLOCATION.............       1.30%           B            $ 12.39         126,015
AXA MODERATE ALLOCATION.............       1.35%           B            $ 48.66           1,183
AXA MODERATE ALLOCATION.............       1.40%           B            $ 48.05           6,683
AXA MODERATE ALLOCATION.............       1.50%           B            $ 12.27          81,234
AXA MODERATE ALLOCATION.............       1.55%           B            $ 46.26          22,543
AXA MODERATE ALLOCATION.............       1.60%           B            $ 45.68           2,933
AXA MODERATE ALLOCATION.............       1.65%           B            $ 12.14         182,689
AXA MODERATE ALLOCATION.............       1.70%           B            $ 44.54           4,434
AXA MODERATE ALLOCATION.............       1.80%           B            $ 43.42              37
AXA MODERATE ALLOCATION.............       1.90%           B            $ 42.33               3

AXA MODERATE GROWTH STRATEGY........       1.30%           B            $ 11.08          30,229
AXA MODERATE GROWTH STRATEGY........       1.30%           B            $ 12.83          29,673
AXA MODERATE GROWTH STRATEGY........       1.55%           B            $ 11.05          10,414
AXA MODERATE GROWTH STRATEGY........       1.55%           B            $ 12.78          11,497
AXA MODERATE GROWTH STRATEGY........       1.65%           B            $ 11.04          13,852
AXA MODERATE GROWTH STRATEGY........       1.65%           B            $ 12.76           9,421
AXA MODERATE GROWTH STRATEGY........       1.70%           B            $ 11.03             792
AXA MODERATE GROWTH STRATEGY........       1.70%           B            $ 12.75             754

AXA MODERATE-PLUS ALLOCATION........       1.30%           A            $ 11.22             981
AXA MODERATE-PLUS ALLOCATION........       1.55%           A            $ 11.19             179
AXA MODERATE-PLUS ALLOCATION........       1.65%           A            $ 11.17             160
AXA MODERATE-PLUS ALLOCATION........       1.70%           A            $ 11.17              81
AXA MODERATE-PLUS ALLOCATION........       0.50%           B            $ 12.54              --
AXA MODERATE-PLUS ALLOCATION........       0.95%           B            $ 12.15               1
AXA MODERATE-PLUS ALLOCATION........       1.15%           B            $ 11.99           2,131
AXA MODERATE-PLUS ALLOCATION........       1.20%           B            $ 11.94          11,126
AXA MODERATE-PLUS ALLOCATION........       1.25%           B            $ 13.17          87,112
AXA MODERATE-PLUS ALLOCATION........       1.30%           B            $ 13.12         169,708
AXA MODERATE-PLUS ALLOCATION........       1.35%           B            $ 11.82           4,151
AXA MODERATE-PLUS ALLOCATION........       1.40%           B            $ 11.78          18,400
AXA MODERATE-PLUS ALLOCATION........       1.50%           B            $ 12.93          94,211
AXA MODERATE-PLUS ALLOCATION........       1.55%           B            $ 11.66         139,811
AXA MODERATE-PLUS ALLOCATION........       1.60%           B            $ 11.62           7,603
AXA MODERATE-PLUS ALLOCATION........       1.65%           B            $ 12.79         306,839
AXA MODERATE-PLUS ALLOCATION........       1.70%           B            $ 12.74          24,916

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
AXA MODERATE-PLUS ALLOCATION.................       1.80%           B            $ 11.45             57
AXA MODERATE-PLUS ALLOCATION.................       1.90%           B            $ 11.37              1

AXA TACTICAL MANAGER 2000....................       1.30%           B            $ 13.09            969
AXA TACTICAL MANAGER 2000....................       1.55%           B            $ 13.05            394
AXA TACTICAL MANAGER 2000....................       1.65%           B            $ 13.04            516
AXA TACTICAL MANAGER 2000....................       1.70%           B            $ 13.03             26

AXA TACTICAL MANAGER 400.....................       1.30%           B            $ 12.68            892
AXA TACTICAL MANAGER 400.....................       1.55%           B            $ 12.64            369
AXA TACTICAL MANAGER 400.....................       1.65%           B            $ 12.63            497
AXA TACTICAL MANAGER 400.....................       1.70%           B            $ 12.62             17

AXA TACTICAL MANAGER 500.....................       1.30%           B            $ 11.34          2,190
AXA TACTICAL MANAGER 500.....................       1.55%           B            $ 11.30            982
AXA TACTICAL MANAGER 500.....................       1.65%           B            $ 11.29          1,310
AXA TACTICAL MANAGER 500.....................       1.70%           B            $ 11.29             60

AXA TACTICAL MANAGER INTERNATIONAL...........       1.30%           B            $ 10.33          2,034
AXA TACTICAL MANAGER INTERNATIONAL...........       1.55%           B            $ 10.30            892
AXA TACTICAL MANAGER INTERNATIONAL...........       1.65%           B            $ 10.29          1,150
AXA TACTICAL MANAGER INTERNATIONAL...........       1.70%           B            $ 10.28             57

BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.30%       Class III        $ 10.98            983
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.55%       Class III        $ 10.95            181
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.65%       Class III        $ 10.93            526
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.70%       Class III        $ 10.93            141

BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.30%       Class III        $ 11.67            101
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.55%       Class III        $ 11.63             26
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.65%       Class III        $ 11.62             29
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.70%       Class III        $ 11.61              2

EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.30%           A            $ 10.41             64
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.55%           A            $ 10.38             18
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.65%           A            $ 10.37             16
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.70%           A            $ 10.36              4
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       0.50%           B            $ 14.70             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       0.95%           B            $ 13.69              1
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.20%           B            $ 13.16          3,362
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.25%           B            $ 12.71          6,646
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.30%           B            $ 12.61          7,476
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.35%           B            $ 12.84          1,145
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.40%           B            $ 12.74          5,175
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.50%           B            $ 12.48          8,676
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.55%           B            $ 12.44          6,247
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.60%           B            $ 12.34          1,918
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.65%           B            $ 12.34         10,663
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.70%           B            $ 12.15          1,511
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.80%           B            $ 11.95             31
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.90%           B            $ 11.76              4

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.30%           A            $ 14.14             77
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.55%           A            $ 14.10             40
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.65%           A            $ 14.09             38

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.70%           A            $ 14.08             13
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       0.50%           B            $ 22.59             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       0.95%           B            $ 21.23             12
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.20%           B            $ 20.51          1,894
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.25%           B            $ 15.95          3,010
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.30%           B            $ 15.84          3,127
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.35%           B            $ 20.09          1,663
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.40%           B            $ 19.95          3,115
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.50%           B            $ 15.66          4,698
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.55%           B            $ 19.54          2,770
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.60%           B            $ 19.41          1,416
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.65%           B            $ 15.48          4,251
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.70%           B            $ 19.14            455
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.80%           B            $ 18.87              6
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.90%           B            $ 18.61              2

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.30%           A            $ 13.00             48
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.55%           A            $ 12.96             16
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.65%           A            $ 12.95             32
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.70%           A            $ 12.94             13
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       0.50%           B            $ 10.31             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       0.95%           B            $ 10.11             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.20%           B            $ 10.00            323
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.25%           B            $  9.98            729
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.30%           B            $  9.96          3,834
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.35%           B            $  9.94             88
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.40%           B            $  9.91            406
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.50%           B            $  9.87            757
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.55%           B            $  9.85          2,403
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.60%           B            $  9.83            137
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.65%           B            $  9.81          4,425
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.70%           B            $  9.79            382
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.80%           B            $  9.74             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.90%           B            $  9.70              1

EQ/BLACKROCK BASIC VALUE EQUITY..............       1.30%           A            $ 11.51            656
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.55%           A            $ 11.48            135
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.65%           A            $ 11.47            260
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.70%           A            $ 11.46             19
EQ/BLACKROCK BASIC VALUE EQUITY..............       0.50%           B            $ 24.18             --
EQ/BLACKROCK BASIC VALUE EQUITY..............       0.95%           B            $ 22.73              3
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.20%           B            $ 21.96          3,324
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.25%           B            $ 12.94          7,572
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.30%           B            $ 12.85          8,518
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.35%           B            $ 21.50          1,428
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.40%           B            $ 21.36          5,055
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.50%           B            $ 12.70         10,187
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.55%           B            $ 20.92          5,037
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.60%           B            $ 20.77          1,898
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.65%           B            $ 12.56         10,750
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.70%           B            $ 20.49            954

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/BLACKROCK BASIC VALUE EQUITY.........       1.80%           B            $ 20.20             17
EQ/BLACKROCK BASIC VALUE EQUITY.........       1.90%           B            $ 19.92              3

EQ/BLACKROCK INTERNATIONAL VALUE........       1.30%           A            $ 10.41            154
EQ/BLACKROCK INTERNATIONAL VALUE........       1.55%           A            $ 10.39             45
EQ/BLACKROCK INTERNATIONAL VALUE........       1.65%           A            $ 10.37             57
EQ/BLACKROCK INTERNATIONAL VALUE........       1.70%           A            $ 10.37             35
EQ/BLACKROCK INTERNATIONAL VALUE........       0.50%           B            $ 21.16             --
EQ/BLACKROCK INTERNATIONAL VALUE........       0.95%           B            $ 19.89             11
EQ/BLACKROCK INTERNATIONAL VALUE........       1.20%           B            $ 19.21          2,817
EQ/BLACKROCK INTERNATIONAL VALUE........       1.25%           B            $ 14.96          5,498
EQ/BLACKROCK INTERNATIONAL VALUE........       1.30%           B            $ 14.85          4,897
EQ/BLACKROCK INTERNATIONAL VALUE........       1.35%           B            $ 18.82          3,272
EQ/BLACKROCK INTERNATIONAL VALUE........       1.40%           B            $ 18.69          3,595
EQ/BLACKROCK INTERNATIONAL VALUE........       1.50%           B            $ 14.68          7,573
EQ/BLACKROCK INTERNATIONAL VALUE........       1.55%           B            $ 18.30          5,532
EQ/BLACKROCK INTERNATIONAL VALUE........       1.60%           B            $ 18.18          1,956
EQ/BLACKROCK INTERNATIONAL VALUE........       1.65%           B            $ 14.52          9,253
EQ/BLACKROCK INTERNATIONAL VALUE........       1.70%           B            $ 17.93            914
EQ/BLACKROCK INTERNATIONAL VALUE........       1.80%           B            $ 17.68             36
EQ/BLACKROCK INTERNATIONAL VALUE........       1.90%           B            $ 17.44              6

EQ/BOSTON ADVISORS EQUITY INCOME........       1.30%           A            $ 11.62             58
EQ/BOSTON ADVISORS EQUITY INCOME........       1.55%           A            $ 11.59             12
EQ/BOSTON ADVISORS EQUITY INCOME........       1.65%           A            $ 11.57              5
EQ/BOSTON ADVISORS EQUITY INCOME........       1.70%           A            $ 11.57              2
EQ/BOSTON ADVISORS EQUITY INCOME........       0.50%           B            $  6.45             --
EQ/BOSTON ADVISORS EQUITY INCOME........       0.95%           B            $  6.11             --
EQ/BOSTON ADVISORS EQUITY INCOME........       1.20%           B            $  5.92          1,394
EQ/BOSTON ADVISORS EQUITY INCOME........       1.25%           B            $  5.89          4,784
EQ/BOSTON ADVISORS EQUITY INCOME........       1.30%           B            $  2.38         13,840
EQ/BOSTON ADVISORS EQUITY INCOME........       1.35%           B            $  5.82            325
EQ/BOSTON ADVISORS EQUITY INCOME........       1.40%           B            $  5.78          2,064
EQ/BOSTON ADVISORS EQUITY INCOME........       1.50%           B            $  5.71          8,126
EQ/BOSTON ADVISORS EQUITY INCOME........       1.55%           B            $  5.68          6,127
EQ/BOSTON ADVISORS EQUITY INCOME........       1.60%           B            $  5.64            519
EQ/BOSTON ADVISORS EQUITY INCOME........       1.65%           B            $  5.61          7,596
EQ/BOSTON ADVISORS EQUITY INCOME........       1.70%           B            $  5.57            806
EQ/BOSTON ADVISORS EQUITY INCOME........       1.80%           B            $  5.50             --
EQ/BOSTON ADVISORS EQUITY INCOME........       1.90%           B            $  5.44             24

EQ/CALVERT SOCIALLY RESPONSIBLE.........       0.50%           B            $  8.54             --
EQ/CALVERT SOCIALLY RESPONSIBLE.........       0.95%           B            $  8.11             --
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.20%           B            $  7.88            388
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.25%           B            $ 10.31            714
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.30%           B            $ 10.25            731
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.35%           B            $  7.74             91
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.40%           B            $  7.70            585
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.50%           B            $ 10.12            751
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.55%           B            $  7.57            620
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.60%           B            $  7.52            169
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.65%           B            $ 10.01            922
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.70%           B            $  7.44            129

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                          ----------   ---------------   ------------   ------------
EQ/CALVERT SOCIALLY RESPONSIBLE........       1.80%           B           $   7.35              1
EQ/CALVERT SOCIALLY RESPONSIBLE........       1.90%           B           $   7.27             --

EQ/CAPITAL GUARDIAN GROWTH.............       1.30%           A           $  11.63             28
EQ/CAPITAL GUARDIAN GROWTH.............       1.55%           A           $  11.60              3
EQ/CAPITAL GUARDIAN GROWTH.............       1.65%           A           $  11.59             29
EQ/CAPITAL GUARDIAN GROWTH.............       1.70%           A           $  11.58             15
EQ/CAPITAL GUARDIAN GROWTH.............       0.50%           B           $  13.23             --
EQ/CAPITAL GUARDIAN GROWTH.............       0.95%           B           $  12.43              2
EQ/CAPITAL GUARDIAN GROWTH.............       1.20%           B           $  12.01          1,381
EQ/CAPITAL GUARDIAN GROWTH.............       1.25%           B           $  10.77          3,147
EQ/CAPITAL GUARDIAN GROWTH.............       1.30%           B           $  10.69          3,822
EQ/CAPITAL GUARDIAN GROWTH.............       1.35%           B           $  11.76          3,348
EQ/CAPITAL GUARDIAN GROWTH.............       1.40%           B           $  11.68          1,673
EQ/CAPITAL GUARDIAN GROWTH.............       1.50%           B           $  10.57          2,436
EQ/CAPITAL GUARDIAN GROWTH.............       1.55%           B           $  11.44          2,778
EQ/CAPITAL GUARDIAN GROWTH.............       1.60%           B           $  11.36          1,342
EQ/CAPITAL GUARDIAN GROWTH.............       1.65%           B           $  10.45          9,619
EQ/CAPITAL GUARDIAN GROWTH.............       1.70%           B           $  11.21          1,267
EQ/CAPITAL GUARDIAN GROWTH.............       1.80%           B           $  11.05              9
EQ/CAPITAL GUARDIAN GROWTH.............       1.90%           B           $  10.90              7

EQ/CAPITAL GUARDIAN RESEARCH...........       1.30%           A           $  11.94             19
EQ/CAPITAL GUARDIAN RESEARCH...........       1.55%           A           $  11.90              3
EQ/CAPITAL GUARDIAN RESEARCH...........       1.65%           A           $  11.89             28
EQ/CAPITAL GUARDIAN RESEARCH...........       1.70%           A           $  11.88             --
EQ/CAPITAL GUARDIAN RESEARCH...........       0.50%           B           $  12.78             --
EQ/CAPITAL GUARDIAN RESEARCH...........       0.95%           B           $  12.12             50
EQ/CAPITAL GUARDIAN RESEARCH...........       1.20%           B           $  11.77          9,703
EQ/CAPITAL GUARDIAN RESEARCH...........       1.25%           B           $  12.09          9,210
EQ/CAPITAL GUARDIAN RESEARCH...........       1.30%           B           $  12.02          3,105
EQ/CAPITAL GUARDIAN RESEARCH...........       1.35%           B           $  11.56          7,037
EQ/CAPITAL GUARDIAN RESEARCH...........       1.40%           B           $  11.49         10,701
EQ/CAPITAL GUARDIAN RESEARCH...........       1.50%           B           $  11.87          7,603
EQ/CAPITAL GUARDIAN RESEARCH...........       1.55%           B           $  11.29          5,007
EQ/CAPITAL GUARDIAN RESEARCH...........       1.60%           B           $  11.22          9,874
EQ/CAPITAL GUARDIAN RESEARCH...........       1.65%           B           $  11.74         13,284
EQ/CAPITAL GUARDIAN RESEARCH...........       1.70%           B           $  11.09          2,012
EQ/CAPITAL GUARDIAN RESEARCH...........       1.80%           B           $  10.96             69
EQ/CAPITAL GUARDIAN RESEARCH...........       1.90%           B           $  10.83             11

EQ/COMMON STOCK INDEX..................       1.30%           A           $  11.84             60
EQ/COMMON STOCK INDEX..................       1.55%           A           $  11.80             26
EQ/COMMON STOCK INDEX..................       1.65%           A           $  11.79              7
EQ/COMMON STOCK INDEX..................       1.70%           A           $  11.78             --
EQ/COMMON STOCK INDEX..................       0.50%           B           $ 295.18             --
EQ/COMMON STOCK INDEX..................       0.95%           B           $ 251.98              1
EQ/COMMON STOCK INDEX..................       1.20%           B           $ 230.69            264
EQ/COMMON STOCK INDEX..................       1.25%           B           $  11.41          8,347
EQ/COMMON STOCK INDEX..................       1.30%           B           $  11.20          6,298
EQ/COMMON STOCK INDEX..................       1.35%           B           $ 218.78            428
EQ/COMMON STOCK INDEX..................       1.40%           B           $ 214.93            419
EQ/COMMON STOCK INDEX..................       1.50%           B           $  11.20         14,130

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                      UNITS
                                     CONTRACT                                      OUTSTANDING
                                     CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                    ----------   ---------------   ------------   ------------
EQ/COMMON STOCK INDEX............       1.55%           B            $ 203.81           467
EQ/COMMON STOCK INDEX............       1.60%           B            $ 200.24           228
EQ/COMMON STOCK INDEX............       1.65%           B            $  11.08         7,497
EQ/COMMON STOCK INDEX............       1.70%           B            $ 193.27            55
EQ/COMMON STOCK INDEX............       1.80%           B            $ 186.51             1
EQ/COMMON STOCK INDEX............       1.90%           B            $ 180.00             1

EQ/CORE BOND INDEX...............       0.50%           B            $  15.47            --
EQ/CORE BOND INDEX...............       0.65%           B            $   9.84            --
EQ/CORE BOND INDEX...............       0.95%           B            $  14.59            12
EQ/CORE BOND INDEX...............       1.20%           B            $  14.12         6,327
EQ/CORE BOND INDEX...............       1.25%           B            $   9.82            13
EQ/CORE BOND INDEX...............       1.25%           B            $  10.56        10,953
EQ/CORE BOND INDEX...............       1.30%           B            $  10.35         4,192
EQ/CORE BOND INDEX...............       1.30%           B            $  10.49        10,201
EQ/CORE BOND INDEX...............       1.35%           B            $  13.84         3,265
EQ/CORE BOND INDEX...............       1.40%           B            $  13.75         9,351
EQ/CORE BOND INDEX...............       1.50%           B            $  10.36        13,695
EQ/CORE BOND INDEX...............       1.55%           B            $  10.32         1,871
EQ/CORE BOND INDEX...............       1.55%           B            $  13.48         9,069
EQ/CORE BOND INDEX...............       1.60%           B            $  13.39         6,087
EQ/CORE BOND INDEX...............       1.65%           B            $  10.25        15,758
EQ/CORE BOND INDEX...............       1.65%           B            $  10.31         2,453
EQ/CORE BOND INDEX...............       1.70%           B            $  10.30           143
EQ/CORE BOND INDEX...............       1.70%           B            $  13.22         1,424
EQ/CORE BOND INDEX...............       1.80%           B            $  13.04            96
EQ/CORE BOND INDEX...............       1.90%           B            $  12.87            13

EQ/DAVIS NEW YORK VENTURE........       1.30%           A            $  11.37           191
EQ/DAVIS NEW YORK VENTURE........       1.55%           A            $  11.33            34
EQ/DAVIS NEW YORK VENTURE........       1.65%           A            $  11.32           116
EQ/DAVIS NEW YORK VENTURE........       1.70%           A            $  11.31             7
EQ/DAVIS NEW YORK VENTURE........       0.50%           B            $   9.97            --
EQ/DAVIS NEW YORK VENTURE........       0.95%           B            $   9.78            --
EQ/DAVIS NEW YORK VENTURE........       1.20%           B            $   9.67         1,155
EQ/DAVIS NEW YORK VENTURE........       1.25%           B            $   9.65         2,746
EQ/DAVIS NEW YORK VENTURE........       1.30%           B            $   9.63         8,228
EQ/DAVIS NEW YORK VENTURE........       1.35%           B            $   9.61           367
EQ/DAVIS NEW YORK VENTURE........       1.40%           B            $   9.59         1,621
EQ/DAVIS NEW YORK VENTURE........       1.50%           B            $   9.54         3,272
EQ/DAVIS NEW YORK VENTURE........       1.55%           B            $   9.52         5,553
EQ/DAVIS NEW YORK VENTURE........       1.60%           B            $   9.50           787
EQ/DAVIS NEW YORK VENTURE........       1.65%           B            $   9.48        12,024
EQ/DAVIS NEW YORK VENTURE........       1.70%           B            $   9.46         1,664
EQ/DAVIS NEW YORK VENTURE........       1.80%           B            $   9.42            --
EQ/DAVIS NEW YORK VENTURE........       1.90%           B            $   9.38             3

EQ/EQUITY 500 INDEX..............       1.30%           A            $  11.61           236
EQ/EQUITY 500 INDEX..............       1.55%           A            $  11.58            55
EQ/EQUITY 500 INDEX..............       1.65%           A            $  11.57           151
EQ/EQUITY 500 INDEX..............       1.70%           A            $  11.56            59
EQ/EQUITY 500 INDEX..............       0.50%           B            $  31.06            --
EQ/EQUITY 500 INDEX..............       0.65%           B            $  11.04            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/EQUITY 500 INDEX.....................       0.95%           B            $ 28.78              4
EQ/EQUITY 500 INDEX.....................       1.20%           B            $ 27.58          4,445
EQ/EQUITY 500 INDEX.....................       1.25%           B            $ 11.02              5
EQ/EQUITY 500 INDEX.....................       1.25%           B            $ 12.38          9,596
EQ/EQUITY 500 INDEX.....................       1.30%           B            $ 12.27          9,058
EQ/EQUITY 500 INDEX.....................       1.35%           B            $ 26.88          2,893
EQ/EQUITY 500 INDEX.....................       1.40%           B            $ 26.65          6,702
EQ/EQUITY 500 INDEX.....................       1.50%           B            $ 12.15         13,401
EQ/EQUITY 500 INDEX.....................       1.55%           B            $ 25.98          5,014
EQ/EQUITY 500 INDEX.....................       1.60%           B            $ 25.76          4,010
EQ/EQUITY 500 INDEX.....................       1.65%           B            $ 12.01         17,472
EQ/EQUITY 500 INDEX.....................       1.70%           B            $ 25.32          1,278
EQ/EQUITY 500 INDEX.....................       1.80%           B            $ 24.89             90
EQ/EQUITY 500 INDEX.....................       1.90%           B            $ 24.47              7

EQ/EQUITY GROWTH PLUS...................       0.50%           B            $ 16.92             --
EQ/EQUITY GROWTH PLUS...................       0.95%           B            $ 16.21              6
EQ/EQUITY GROWTH PLUS...................       1.20%           B            $ 15.84          6,973
EQ/EQUITY GROWTH PLUS...................       1.25%           B            $ 13.01         12,490
EQ/EQUITY GROWTH PLUS...................       1.30%           B            $ 12.94         10,227
EQ/EQUITY GROWTH PLUS...................       1.35%           B            $ 15.61            952
EQ/EQUITY GROWTH PLUS...................       1.40%           B            $ 15.54         10,551
EQ/EQUITY GROWTH PLUS...................       1.50%           B            $ 12.77         16,373
EQ/EQUITY GROWTH PLUS...................       1.55%           B            $ 15.32          7,854
EQ/EQUITY GROWTH PLUS...................       1.60%           B            $ 15.25          4,248
EQ/EQUITY GROWTH PLUS...................       1.65%           B            $ 12.63         21,844
EQ/EQUITY GROWTH PLUS...................       1.70%           B            $ 15.10          2,210
EQ/EQUITY GROWTH PLUS...................       1.80%           B            $ 14.96             37
EQ/EQUITY GROWTH PLUS...................       1.90%           B            $ 14.82              3

EQ/FRANKLIN CORE BALANCED...............       1.30%           A            $ 11.33             45
EQ/FRANKLIN CORE BALANCED...............       1.55%           A            $ 11.30              2
EQ/FRANKLIN CORE BALANCED...............       1.65%           A            $ 11.29             13
EQ/FRANKLIN CORE BALANCED...............       1.70%           A            $ 11.28              2
EQ/FRANKLIN CORE BALANCED...............       0.50%           B            $ 10.36             --
EQ/FRANKLIN CORE BALANCED...............       0.95%           B            $ 10.16             15
EQ/FRANKLIN CORE BALANCED...............       1.20%           B            $ 10.05          1,752
EQ/FRANKLIN CORE BALANCED...............       1.25%           B            $ 10.03          4,636
EQ/FRANKLIN CORE BALANCED...............       1.30%           B            $ 10.01          9,074
EQ/FRANKLIN CORE BALANCED...............       1.35%           B            $  9.99            457
EQ/FRANKLIN CORE BALANCED...............       1.40%           B            $  9.96          2,851
EQ/FRANKLIN CORE BALANCED...............       1.50%           B            $  9.92          5,736
EQ/FRANKLIN CORE BALANCED...............       1.55%           B            $  9.90          7,472
EQ/FRANKLIN CORE BALANCED...............       1.60%           B            $  9.88          1,118
EQ/FRANKLIN CORE BALANCED...............       1.65%           B            $  9.86         20,186
EQ/FRANKLIN CORE BALANCED...............       1.70%           B            $  9.83          1,643
EQ/FRANKLIN CORE BALANCED...............       1.80%           B            $  9.79             11
EQ/FRANKLIN CORE BALANCED...............       1.90%           B            $  9.75             --

EQ/FRANKLIN TEMPLETON ALLOCATION........       1.30%           A            $ 11.17             21
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.55%           A            $ 11.14              5
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.65%           A            $ 11.13             14
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.70%           A            $ 11.12             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/FRANKLIN TEMPLETON ALLOCATION........       0.50%           B            $  8.43             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       0.95%           B            $  8.30             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.15%           B            $  8.24            679
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.20%           B            $  8.22          1,052
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.25%           B            $  8.21          3,654
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.30%           B            $  8.19         51,107
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.35%           B            $  8.18            548
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.40%           B            $  8.16          1,917
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.50%           B            $  8.13          4,993
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.55%           B            $  8.12         27,864
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.60%           B            $  8.10          1,012
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.65%           B            $  8.09         72,176
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.70%           B            $  8.07          4,481
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.80%           B            $  8.04             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.90%           B            $  8.01              1

EQ/GAMCO MERGERS & ACQUISITIONS.........       1.30%           A            $ 11.05             88
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.55%           A            $ 11.01             20
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.65%           A            $ 11.00             35
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.70%           A            $ 10.99             20
EQ/GAMCO MERGERS & ACQUISITIONS.........       0.50%           B            $ 13.17             --
EQ/GAMCO MERGERS & ACQUISITIONS.........       0.95%           B            $ 12.84              5
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.20%           B            $ 12.66            480
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.25%           B            $ 12.62          1,652
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.30%           B            $ 12.36          2,379
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.35%           B            $ 12.55            167
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.40%           B            $ 12.51          1,051
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.50%           B            $ 12.44          2,530
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.55%           B            $ 12.40          2,245
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.60%           B            $ 12.37            216
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.65%           B            $ 12.33          3,441
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.70%           B            $ 12.30            286
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.80%           B            $ 12.23              3
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.90%           B            $ 12.16             --

EQ/GAMCO SMALL COMPANY VALUE............       1.30%           A            $ 13.89            693
EQ/GAMCO SMALL COMPANY VALUE............       1.55%           A            $ 13.85            215
EQ/GAMCO SMALL COMPANY VALUE............       1.65%           A            $ 13.84            284
EQ/GAMCO SMALL COMPANY VALUE............       1.70%           A            $ 13.83             43
EQ/GAMCO SMALL COMPANY VALUE............       0.50%           B            $ 44.89             --
EQ/GAMCO SMALL COMPANY VALUE............       0.95%           B            $ 40.55             --
EQ/GAMCO SMALL COMPANY VALUE............       1.20%           B            $ 38.31            930
EQ/GAMCO SMALL COMPANY VALUE............       1.25%           B            $ 37.88          2,564
EQ/GAMCO SMALL COMPANY VALUE............       1.30%           B            $ 58.08          2,518
EQ/GAMCO SMALL COMPANY VALUE............       1.35%           B            $ 37.03            289
EQ/GAMCO SMALL COMPANY VALUE............       1.40%           B            $ 36.61          1,860
EQ/GAMCO SMALL COMPANY VALUE............       1.50%           B            $ 35.79          4,184
EQ/GAMCO SMALL COMPANY VALUE............       1.55%           B            $ 35.38          4,112
EQ/GAMCO SMALL COMPANY VALUE............       1.60%           B            $ 34.98            380
EQ/GAMCO SMALL COMPANY VALUE............       1.65%           B            $ 34.59          4,778
EQ/GAMCO SMALL COMPANY VALUE............       1.70%           B            $ 34.20            678
EQ/GAMCO SMALL COMPANY VALUE............       1.80%           B            $ 33.42              2

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/GAMCO SMALL COMPANY VALUE.................       1.90%           B            $ 32.67              7

EQ/GLOBAL BOND PLUS..........................       1.30%           A            $ 10.36             73
EQ/GLOBAL BOND PLUS..........................       1.55%           A            $ 10.33             27
EQ/GLOBAL BOND PLUS..........................       1.65%           A            $ 10.32             34
EQ/GLOBAL BOND PLUS..........................       1.70%           A            $ 10.31              6
EQ/GLOBAL BOND PLUS..........................       0.50%           B            $ 12.43             --
EQ/GLOBAL BOND PLUS..........................       0.95%           B            $ 12.14             --
EQ/GLOBAL BOND PLUS..........................       1.20%           B            $ 11.98          1,532
EQ/GLOBAL BOND PLUS..........................       1.25%           B            $ 11.95          3,729
EQ/GLOBAL BOND PLUS..........................       1.30%           B            $ 11.92          5,692
EQ/GLOBAL BOND PLUS..........................       1.35%           B            $ 11.97            523
EQ/GLOBAL BOND PLUS..........................       1.40%           B            $ 11.85          3,110
EQ/GLOBAL BOND PLUS..........................       1.50%           B            $ 11.79          6,648
EQ/GLOBAL BOND PLUS..........................       1.55%           B            $ 11.76          5,515
EQ/GLOBAL BOND PLUS..........................       1.60%           B            $ 11.73          1,209
EQ/GLOBAL BOND PLUS..........................       1.65%           B            $ 11.70         10,881
EQ/GLOBAL BOND PLUS..........................       1.70%           B            $ 11.67          1,235
EQ/GLOBAL BOND PLUS..........................       1.80%           B            $ 11.60             --
EQ/GLOBAL BOND PLUS..........................       1.90%           B            $ 11.54              3

EQ/GLOBAL MULTI-SECTOR EQUITY................       1.30%           A            $ 11.20            112
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.55%           A            $ 11.17             29
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.65%           A            $ 11.16             32
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.70%           A            $ 11.15              1
EQ/GLOBAL MULTI-SECTOR EQUITY................       0.50%           B            $ 20.28             --
EQ/GLOBAL MULTI-SECTOR EQUITY................       0.95%           B            $ 19.09             26
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.20%           B            $ 18.45          2,647
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.25%           B            $ 24.01          5,415
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.30%           B            $ 23.84          6,593
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.35%           B            $ 18.08          1,401
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.40%           B            $ 17.96          5,762
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.50%           B            $ 23.57          9,304
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.55%           B            $ 17.60          8,828
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.60%           B            $ 17.48          1,972
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.65%           B            $ 23.30         10,073
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.70%           B            $ 17.25          1,440
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.80%           B            $ 17.01             22
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.90%           B            $ 16.78              3

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       0.50%           B            $ 23.97             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       0.95%           B            $ 21.91              1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.20%           B            $ 20.85          1,698
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.25%           B            $ 11.10          2,180
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.30%           B            $ 10.17          2,244
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.30%           B            $ 10.99          4,344
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.35%           B            $ 20.23            416
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.40%           B            $ 20.03          2,751
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.50%           B            $ 10.90          2,985
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.55%           B            $ 10.15            780
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.55%           B            $ 19.44          2,228
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.60%           B            $ 19.24          1,196
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.65%           B            $ 10.13          1,189

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.65%           B            $ 10.78          5,599
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.70%           B            $ 10.13             81
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.70%           B            $ 18.86            948
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.80%           B            $ 18.48              1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.90%           B            $ 18.12              1

EQ/INTERNATIONAL CORE PLUS...................       1.30%           A            $ 10.88            109
EQ/INTERNATIONAL CORE PLUS...................       1.55%           A            $ 10.85             19
EQ/INTERNATIONAL CORE PLUS...................       1.65%           A            $ 10.84             61
EQ/INTERNATIONAL CORE PLUS...................       1.70%           A            $ 10.83             --
EQ/INTERNATIONAL CORE PLUS...................       0.50%           B            $ 14.28             --
EQ/INTERNATIONAL CORE PLUS...................       0.95%           B            $ 13.54             28
EQ/INTERNATIONAL CORE PLUS...................       1.20%           B            $ 13.15          4,597
EQ/INTERNATIONAL CORE PLUS...................       1.25%           B            $ 15.27          6,638
EQ/INTERNATIONAL CORE PLUS...................       1.30%           B            $ 15.18          5,762
EQ/INTERNATIONAL CORE PLUS...................       1.35%           B            $ 12.92          1,473
EQ/INTERNATIONAL CORE PLUS...................       1.40%           B            $ 12.84          5,774
EQ/INTERNATIONAL CORE PLUS...................       1.50%           B            $ 14.99          6,583
EQ/INTERNATIONAL CORE PLUS...................       1.55%           B            $ 12.62          6,351
EQ/INTERNATIONAL CORE PLUS...................       1.60%           B            $ 12.54          4,538
EQ/INTERNATIONAL CORE PLUS...................       1.65%           B            $ 14.82         12,040
EQ/INTERNATIONAL CORE PLUS...................       1.70%           B            $ 12.39          2,230
EQ/INTERNATIONAL CORE PLUS...................       1.80%           B            $ 12.25             20
EQ/INTERNATIONAL CORE PLUS...................       1.90%           B            $ 12.10              3

EQ/INTERNATIONAL ETF.........................       1.30%           A            $ 10.63             81
EQ/INTERNATIONAL ETF.........................       1.55%           A            $ 10.60             19
EQ/INTERNATIONAL ETF.........................       1.65%           A            $ 10.59             20
EQ/INTERNATIONAL ETF.........................       1.70%           A            $ 10.58              5

EQ/INTERNATIONAL GROWTH......................       1.30%           A            $ 11.58             83
EQ/INTERNATIONAL GROWTH......................       1.55%           A            $ 11.55             20
EQ/INTERNATIONAL GROWTH......................       1.65%           A            $ 11.53             18
EQ/INTERNATIONAL GROWTH......................       1.70%           A            $ 11.53              5
EQ/INTERNATIONAL GROWTH......................       0.50%           B            $ 15.51             --
EQ/INTERNATIONAL GROWTH......................       0.95%           B            $ 15.12             --
EQ/INTERNATIONAL GROWTH......................       1.20%           B            $ 14.90          1,054
EQ/INTERNATIONAL GROWTH......................       1.25%           B            $ 14.86          2,305
EQ/INTERNATIONAL GROWTH......................       1.30%           B            $  6.58          8,917
EQ/INTERNATIONAL GROWTH......................       1.35%           B            $ 14.78            212
EQ/INTERNATIONAL GROWTH......................       1.40%           B            $ 14.73          1,844
EQ/INTERNATIONAL GROWTH......................       1.50%           B            $ 14.65          3,315
EQ/INTERNATIONAL GROWTH......................       1.55%           B            $ 14.61          3,917
EQ/INTERNATIONAL GROWTH......................       1.60%           B            $ 14.57            648
EQ/INTERNATIONAL GROWTH......................       1.65%           B            $ 14.52          7,236
EQ/INTERNATIONAL GROWTH......................       1.70%           B            $ 14.48          1,214
EQ/INTERNATIONAL GROWTH......................       1.80%           B            $ 14.40              5
EQ/INTERNATIONAL GROWTH......................       1.90%           B            $ 14.32             --

EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.30%           A            $ 11.41            114
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.55%           A            $ 11.37             23
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.65%           A            $ 11.36             15
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.70%           A            $ 11.35             11

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                          ----------   ---------------   ------------   ------------
EQ/JPMORGAN VALUE OPPORTUNITIES........       0.50%           B            $ 15.13             --
EQ/JPMORGAN VALUE OPPORTUNITIES........       0.95%           B            $ 14.22              3
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.20%           B            $ 13.74          1,724
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.25%           B            $ 12.33          1,337
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.30%           B            $ 12.24          1,627
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.35%           B            $ 13.45          5,077
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.40%           B            $ 13.36          2,558
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.50%           B            $ 12.10          1,612
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.55%           B            $ 13.09          2,986
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.60%           B            $ 13.00          1,965
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.65%           B            $ 11.97          2,399
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.70%           B            $ 12.82            256
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.80%           B            $ 12.64             41
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.90%           B            $ 12.47             11

EQ/LARGE CAP CORE PLUS.................       0.50%           B            $ 10.43             --
EQ/LARGE CAP CORE PLUS.................       0.95%           B            $  9.88              3
EQ/LARGE CAP CORE PLUS.................       1.20%           B            $  9.58          1,909
EQ/LARGE CAP CORE PLUS.................       1.25%           B            $ 12.27            867
EQ/LARGE CAP CORE PLUS.................       1.30%           B            $ 12.20            636
EQ/LARGE CAP CORE PLUS.................       1.35%           B            $  9.41          1,380
EQ/LARGE CAP CORE PLUS.................       1.40%           B            $  9.35          2,433
EQ/LARGE CAP CORE PLUS.................       1.50%           B            $ 12.05          1,081
EQ/LARGE CAP CORE PLUS.................       1.55%           B            $  9.18          2,525
EQ/LARGE CAP CORE PLUS.................       1.60%           B            $  9.13          2,981
EQ/LARGE CAP CORE PLUS.................       1.65%           B            $ 11.92          1,657
EQ/LARGE CAP CORE PLUS.................       1.70%           B            $  9.02            330
EQ/LARGE CAP CORE PLUS.................       1.80%           B            $  8.91             24
EQ/LARGE CAP CORE PLUS.................       1.90%           B            $  8.80              2

EQ/LARGE CAP GROWTH INDEX..............       1.30%           A            $ 11.92             78
EQ/LARGE CAP GROWTH INDEX..............       1.55%           A            $ 11.88             49
EQ/LARGE CAP GROWTH INDEX..............       1.65%           A            $ 11.87             21
EQ/LARGE CAP GROWTH INDEX..............       1.70%           A            $ 11.86              7
EQ/LARGE CAP GROWTH INDEX..............       0.50%           B            $  8.40             --
EQ/LARGE CAP GROWTH INDEX..............       0.95%           B            $  7.96             27
EQ/LARGE CAP GROWTH INDEX..............       1.20%           B            $  7.73          3,063
EQ/LARGE CAP GROWTH INDEX..............       1.25%           B            $ 13.48          2,192
EQ/LARGE CAP GROWTH INDEX..............       1.30%           B            $ 13.40          1,820
EQ/LARGE CAP GROWTH INDEX..............       1.35%           B            $  7.60          3,016
EQ/LARGE CAP GROWTH INDEX..............       1.40%           B            $  7.55          5,186
EQ/LARGE CAP GROWTH INDEX..............       1.50%           B            $ 13.23          2,903
EQ/LARGE CAP GROWTH INDEX..............       1.55%           B            $  7.42          7,310
EQ/LARGE CAP GROWTH INDEX..............       1.60%           B            $  7.37          5,531
EQ/LARGE CAP GROWTH INDEX..............       1.65%           B            $ 13.08          3,990
EQ/LARGE CAP GROWTH INDEX..............       1.70%           B            $  7.29            906
EQ/LARGE CAP GROWTH INDEX..............       1.80%           B            $  7.20             39
EQ/LARGE CAP GROWTH INDEX..............       1.90%           B            $  7.12             19

EQ/LARGE CAP GROWTH PLUS...............       1.30%           A            $ 11.60             45
EQ/LARGE CAP GROWTH PLUS...............       1.55%           A            $ 11.57             11
EQ/LARGE CAP GROWTH PLUS...............       1.65%           A            $ 11.55             22
EQ/LARGE CAP GROWTH PLUS...............       1.70%           A            $ 11.55              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                     UNITS
                                    CONTRACT                                      OUTSTANDING
                                    CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                   ----------   ---------------   ------------   ------------
EQ/LARGE CAP GROWTH PLUS........       0.50%           B            $ 17.71             --
EQ/LARGE CAP GROWTH PLUS........       0.95%           B            $ 16.65             11
EQ/LARGE CAP GROWTH PLUS........       1.20%           B            $ 16.08            953
EQ/LARGE CAP GROWTH PLUS........       1.25%           B            $ 13.69          1,377
EQ/LARGE CAP GROWTH PLUS........       1.30%           B            $ 13.60          1,994
EQ/LARGE CAP GROWTH PLUS........       1.35%           B            $ 15.75          2,743
EQ/LARGE CAP GROWTH PLUS........       1.40%           B            $ 15.64          1,527
EQ/LARGE CAP GROWTH PLUS........       1.50%           B            $ 13.44          2,377
EQ/LARGE CAP GROWTH PLUS........       1.55%           B            $ 15.32          2,793
EQ/LARGE CAP GROWTH PLUS........       1.60%           B            $ 15.21          1,649
EQ/LARGE CAP GROWTH PLUS........       1.65%           B            $ 13.29          2,226
EQ/LARGE CAP GROWTH PLUS........       1.70%           B            $ 15.00            204
EQ/LARGE CAP GROWTH PLUS........       1.80%           B            $ 14.80              4
EQ/LARGE CAP GROWTH PLUS........       1.90%           B            $ 14.59              1

EQ/LARGE CAP VALUE INDEX........       1.30%           A            $ 11.62             41
EQ/LARGE CAP VALUE INDEX........       1.55%           A            $ 11.58             15
EQ/LARGE CAP VALUE INDEX........       1.65%           A            $ 11.57             20
EQ/LARGE CAP VALUE INDEX........       1.70%           A            $ 11.56              6
EQ/LARGE CAP VALUE INDEX........       0.50%           B            $  6.18             --
EQ/LARGE CAP VALUE INDEX........       0.95%           B            $  6.03             --
EQ/LARGE CAP VALUE INDEX........       1.20%           B            $  5.95            463
EQ/LARGE CAP VALUE INDEX........       1.25%           B            $  5.94          2,219
EQ/LARGE CAP VALUE INDEX........       1.30%           B            $  5.92          3,116
EQ/LARGE CAP VALUE INDEX........       1.35%           B            $  5.99            137
EQ/LARGE CAP VALUE INDEX........       1.40%           B            $  5.89            620
EQ/LARGE CAP VALUE INDEX........       1.50%           B            $  5.86          3,165
EQ/LARGE CAP VALUE INDEX........       1.55%           B            $  5.84          2,766
EQ/LARGE CAP VALUE INDEX........       1.60%           B            $  5.83            306
EQ/LARGE CAP VALUE INDEX........       1.65%           B            $  5.81          6,525
EQ/LARGE CAP VALUE INDEX........       1.70%           B            $  5.80            832
EQ/LARGE CAP VALUE INDEX........       1.80%           B            $  5.77             --
EQ/LARGE CAP VALUE INDEX........       1.90%           B            $  5.74             --

EQ/LARGE CAP VALUE PLUS.........       1.30%           A            $ 11.41             72
EQ/LARGE CAP VALUE PLUS.........       1.55%           A            $ 11.38             23
EQ/LARGE CAP VALUE PLUS.........       1.65%           A            $ 11.36              7
EQ/LARGE CAP VALUE PLUS.........       1.70%           A            $ 11.36             --
EQ/LARGE CAP VALUE PLUS.........       0.50%           B            $ 13.95             --
EQ/LARGE CAP VALUE PLUS.........       0.95%           B            $ 13.15             22
EQ/LARGE CAP VALUE PLUS.........       1.20%           B            $ 12.73         11,451
EQ/LARGE CAP VALUE PLUS.........       1.25%           B            $ 10.68         13,845
EQ/LARGE CAP VALUE PLUS.........       1.30%           B            $ 10.61          4,942
EQ/LARGE CAP VALUE PLUS.........       1.35%           B            $ 12.48          3,217
EQ/LARGE CAP VALUE PLUS.........       1.40%           B            $ 12.40         17,469
EQ/LARGE CAP VALUE PLUS.........       1.50%           B            $ 10.49         20,267
EQ/LARGE CAP VALUE PLUS.........       1.55%           B            $ 12.15          6,685
EQ/LARGE CAP VALUE PLUS.........       1.60%           B            $ 12.07          8,017
EQ/LARGE CAP VALUE PLUS.........       1.65%           B            $ 10.37         14,279
EQ/LARGE CAP VALUE PLUS.........       1.70%           B            $ 11.91          2,059
EQ/LARGE CAP VALUE PLUS.........       1.80%           B            $ 11.76            104
EQ/LARGE CAP VALUE PLUS.........       1.90%           B            $ 11.60             16

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/LORD ABBETT GROWTH AND INCOME........       0.50%           B            $ 11.10             --
EQ/LORD ABBETT GROWTH AND INCOME........       0.95%           B            $ 10.81             --
EQ/LORD ABBETT GROWTH AND INCOME........       1.20%           B            $ 10.66            389
EQ/LORD ABBETT GROWTH AND INCOME........       1.25%           B            $ 10.63          1,831
EQ/LORD ABBETT GROWTH AND INCOME........       1.30%           B            $ 10.64          2,286
EQ/LORD ABBETT GROWTH AND INCOME........       1.35%           B            $ 10.57            206
EQ/LORD ABBETT GROWTH AND INCOME........       1.40%           B            $ 10.54            649
EQ/LORD ABBETT GROWTH AND INCOME........       1.50%           B            $ 10.48          1,984
EQ/LORD ABBETT GROWTH AND INCOME........       1.55%           B            $ 10.45          2,198
EQ/LORD ABBETT GROWTH AND INCOME........       1.60%           B            $ 10.42            259
EQ/LORD ABBETT GROWTH AND INCOME........       1.65%           B            $ 10.39          4,897
EQ/LORD ABBETT GROWTH AND INCOME........       1.70%           B            $ 10.36            406
EQ/LORD ABBETT GROWTH AND INCOME........       1.80%           B            $ 10.30              2
EQ/LORD ABBETT GROWTH AND INCOME........       1.90%           B            $ 10.24              1

EQ/LORD ABBETT LARGE CAP CORE...........       0.50%           B            $ 12.76             --
EQ/LORD ABBETT LARGE CAP CORE...........       0.95%           B            $ 12.43             --
EQ/LORD ABBETT LARGE CAP CORE...........       1.20%           B            $ 12.26            577
EQ/LORD ABBETT LARGE CAP CORE...........       1.25%           B            $ 12.22          1,451
EQ/LORD ABBETT LARGE CAP CORE...........       1.30%           B            $ 12.27          2,940
EQ/LORD ABBETT LARGE CAP CORE...........       1.35%           B            $ 12.15            274
EQ/LORD ABBETT LARGE CAP CORE...........       1.40%           B            $ 12.12          1,208
EQ/LORD ABBETT LARGE CAP CORE...........       1.50%           B            $ 12.05          2,107
EQ/LORD ABBETT LARGE CAP CORE...........       1.55%           B            $ 12.01          2,449
EQ/LORD ABBETT LARGE CAP CORE...........       1.60%           B            $ 11.98            269
EQ/LORD ABBETT LARGE CAP CORE...........       1.65%           B            $ 11.94          4,125
EQ/LORD ABBETT LARGE CAP CORE...........       1.70%           B            $ 11.91            473
EQ/LORD ABBETT LARGE CAP CORE...........       1.80%           B            $ 11.84             --
EQ/LORD ABBETT LARGE CAP CORE...........       1.90%           B            $ 11.77             --

EQ/MID CAP INDEX........................       1.30%           A            $ 13.07            100
EQ/MID CAP INDEX........................       1.55%           A            $ 13.04             27
EQ/MID CAP INDEX........................       1.65%           A            $ 13.02             43
EQ/MID CAP INDEX........................       1.70%           A            $ 13.01             15
EQ/MID CAP INDEX........................       0.50%           B            $ 12.49             --
EQ/MID CAP INDEX........................       0.95%           B            $ 11.92             21
EQ/MID CAP INDEX........................       1.20%           B            $ 11.61          6,242
EQ/MID CAP INDEX........................       1.25%           B            $ 13.43          6,745
EQ/MID CAP INDEX........................       1.30%           B            $ 13.36          5,233
EQ/MID CAP INDEX........................       1.35%           B            $ 11.43            740
EQ/MID CAP INDEX........................       1.40%           B            $ 11.37          8,312
EQ/MID CAP INDEX........................       1.50%           B            $ 13.18          8,957
EQ/MID CAP INDEX........................       1.55%           B            $ 11.20          7,480
EQ/MID CAP INDEX........................       1.60%           B            $ 11.14          3,823
EQ/MID CAP INDEX........................       1.65%           B            $ 13.03         10,198
EQ/MID CAP INDEX........................       1.70%           B            $ 11.02          1,672
EQ/MID CAP INDEX........................       1.80%           B            $ 10.90             22
EQ/MID CAP INDEX........................       1.90%           B            $ 10.79              2

EQ/MID CAP VALUE PLUS...................       1.30%           A            $ 12.71             17
EQ/MID CAP VALUE PLUS...................       1.55%           A            $ 12.67              7
EQ/MID CAP VALUE PLUS...................       1.65%           A            $ 12.66              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                        UNITS
                                       CONTRACT                                      OUTSTANDING
                                       CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                      ----------   ---------------   ------------   ------------
EQ/MID CAP VALUE PLUS..............       1.70%           A            $ 12.65             --
EQ/MID CAP VALUE PLUS..............       0.50%           B            $ 18.49             --
EQ/MID CAP VALUE PLUS..............       0.95%           B            $ 17.38              8
EQ/MID CAP VALUE PLUS..............       1.20%           B            $ 16.79          4,716
EQ/MID CAP VALUE PLUS..............       1.25%           B            $ 14.78         10,926
EQ/MID CAP VALUE PLUS..............       1.30%           B            $ 14.68          8,296
EQ/MID CAP VALUE PLUS..............       1.35%           B            $ 16.45            732
EQ/MID CAP VALUE PLUS..............       1.40%           B            $ 16.33          7,269
EQ/MID CAP VALUE PLUS..............       1.50%           B            $ 14.51         15,222
EQ/MID CAP VALUE PLUS..............       1.55%           B            $ 16.00          7,106
EQ/MID CAP VALUE PLUS..............       1.60%           B            $ 15.88          2,940
EQ/MID CAP VALUE PLUS..............       1.65%           B            $ 14.35         16,208
EQ/MID CAP VALUE PLUS..............       1.70%           B            $ 15.67          1,830
EQ/MID CAP VALUE PLUS..............       1.80%           B            $ 15.45             24
EQ/MID CAP VALUE PLUS..............       1.90%           B            $ 15.24              9

EQ/MONEY MARKET....................       1.30%           A            $  9.87            312
EQ/MONEY MARKET....................       1.55%           A            $  9.84          1,626
EQ/MONEY MARKET....................       1.65%           A            $  9.83            123
EQ/MONEY MARKET....................       1.70%           A            $  9.82            118
EQ/MONEY MARKET....................       0.00%           B            $ 44.43             14
EQ/MONEY MARKET....................       0.50%           B            $ 38.33             --
EQ/MONEY MARKET....................       0.65%           B            $  1.00             --
EQ/MONEY MARKET....................       0.95%           B            $ 33.55              1
EQ/MONEY MARKET....................       1.15%           B            $ 11.07              2
EQ/MONEY MARKET....................       1.15%           B            $ 31.29             50
EQ/MONEY MARKET....................       1.15%           B            $ 31.61             25
EQ/MONEY MARKET....................       1.20%           B            $ 31.14          1,161
EQ/MONEY MARKET....................       1.25%           B            $  1.00         24,335
EQ/MONEY MARKET....................       1.25%           B            $ 10.55          4,557
EQ/MONEY MARKET....................       1.30%           B            $ 10.39          5,496
EQ/MONEY MARKET....................       1.35%           B            $ 29.78          1,398
EQ/MONEY MARKET....................       1.40%           B            $ 29.33          2,401
EQ/MONEY MARKET....................       1.50%           B            $ 10.36          8,789
EQ/MONEY MARKET....................       1.55%           B            $ 28.05          2,790
EQ/MONEY MARKET....................       1.55%           B            $ 31.29            508
EQ/MONEY MARKET....................       1.60%           B            $ 27.63          1,996
EQ/MONEY MARKET....................       1.65%           B            $ 10.25         10,912
EQ/MONEY MARKET....................       1.70%           B            $ 26.82            729
EQ/MONEY MARKET....................       1.70%           B            $ 31.18             26
EQ/MONEY MARKET....................       1.80%           B            $ 26.02              5
EQ/MONEY MARKET....................       1.90%           B            $ 25.25              2

EQ/MONTAG & CALDWELL GROWTH........       1.30%           A            $ 11.00            309
EQ/MONTAG & CALDWELL GROWTH........       1.55%           A            $ 10.97             51
EQ/MONTAG & CALDWELL GROWTH........       1.65%           A            $ 10.96             88
EQ/MONTAG & CALDWELL GROWTH........       1.70%           A            $ 10.95             10
EQ/MONTAG & CALDWELL GROWTH........       0.50%           B            $  5.87             --
EQ/MONTAG & CALDWELL GROWTH........       0.95%           B            $  5.56             --
EQ/MONTAG & CALDWELL GROWTH........       1.20%           B            $  5.39          1,575
EQ/MONTAG & CALDWELL GROWTH........       1.25%           B            $  5.36          3,294
EQ/MONTAG & CALDWELL GROWTH........       1.30%           B            $  2.13          9,473

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/MONTAG & CALDWELL GROWTH.............       1.35%           B            $  5.29            431
EQ/MONTAG & CALDWELL GROWTH.............       1.40%           B            $  5.26          3,448
EQ/MONTAG & CALDWELL GROWTH.............       1.50%           B            $  5.20          5,694
EQ/MONTAG & CALDWELL GROWTH.............       1.55%           B            $  5.16          5,560
EQ/MONTAG & CALDWELL GROWTH.............       1.60%           B            $  5.13          1,000
EQ/MONTAG & CALDWELL GROWTH.............       1.65%           B            $  5.10          6,667
EQ/MONTAG & CALDWELL GROWTH.............       1.70%           B            $  5.07            964
EQ/MONTAG & CALDWELL GROWTH.............       1.80%           B            $  5.01             14
EQ/MONTAG & CALDWELL GROWTH.............       1.90%           B            $  4.95              1

EQ/MORGAN STANLEY MID CAP GROWTH........       1.30%           A            $ 13.36            266
EQ/MORGAN STANLEY MID CAP GROWTH........       1.55%           A            $ 13.33             57
EQ/MORGAN STANLEY MID CAP GROWTH........       1.65%           A            $ 13.31            123
EQ/MORGAN STANLEY MID CAP GROWTH........       1.70%           A            $ 13.30             10
EQ/MORGAN STANLEY MID CAP GROWTH........       0.50%           B            $ 17.77             --
EQ/MORGAN STANLEY MID CAP GROWTH........       0.95%           B            $ 17.32              7
EQ/MORGAN STANLEY MID CAP GROWTH........       1.20%           B            $ 17.07          1,445
EQ/MORGAN STANLEY MID CAP GROWTH........       1.25%           B            $ 17.02          3,905
EQ/MORGAN STANLEY MID CAP GROWTH........       1.30%           B            $ 16.97          5,277
EQ/MORGAN STANLEY MID CAP GROWTH........       1.35%           B            $ 16.92            512
EQ/MORGAN STANLEY MID CAP GROWTH........       1.40%           B            $ 16.87          2,831
EQ/MORGAN STANLEY MID CAP GROWTH........       1.50%           B            $ 16.78          5,482
EQ/MORGAN STANLEY MID CAP GROWTH........       1.55%           B            $ 16.73          5,888
EQ/MORGAN STANLEY MID CAP GROWTH........       1.60%           B            $ 16.68            616
EQ/MORGAN STANLEY MID CAP GROWTH........       1.65%           B            $ 16.63          9,351
EQ/MORGAN STANLEY MID CAP GROWTH........       1.70%           B            $ 16.59            889
EQ/MORGAN STANLEY MID CAP GROWTH........       1.80%           B            $ 16.49              3
EQ/MORGAN STANLEY MID CAP GROWTH........       1.90%           B            $ 16.40              1

EQ/MUTUAL LARGE CAP EQUITY..............       1.30%           A            $ 11.34             28
EQ/MUTUAL LARGE CAP EQUITY..............       1.55%           A            $ 11.31              2
EQ/MUTUAL LARGE CAP EQUITY..............       1.65%           A            $ 11.29             15
EQ/MUTUAL LARGE CAP EQUITY..............       1.70%           A            $ 11.29              2
EQ/MUTUAL LARGE CAP EQUITY..............       0.50%           B            $  9.28             --
EQ/MUTUAL LARGE CAP EQUITY..............       0.95%           B            $  9.10              5
EQ/MUTUAL LARGE CAP EQUITY..............       1.20%           B            $  9.00            673
EQ/MUTUAL LARGE CAP EQUITY..............       1.25%           B            $  8.98          2,191
EQ/MUTUAL LARGE CAP EQUITY..............       1.30%           B            $  8.96          5,245
EQ/MUTUAL LARGE CAP EQUITY..............       1.35%           B            $  8.94            146
EQ/MUTUAL LARGE CAP EQUITY..............       1.40%           B            $  8.92            943
EQ/MUTUAL LARGE CAP EQUITY..............       1.50%           B            $  8.88          1,913
EQ/MUTUAL LARGE CAP EQUITY..............       1.55%           B            $  8.86          3,351
EQ/MUTUAL LARGE CAP EQUITY..............       1.60%           B            $  8.84            357
EQ/MUTUAL LARGE CAP EQUITY..............       1.65%           B            $  8.82          9,869
EQ/MUTUAL LARGE CAP EQUITY..............       1.70%           B            $  8.80          1,238
EQ/MUTUAL LARGE CAP EQUITY..............       1.80%           B            $  8.76              1
EQ/MUTUAL LARGE CAP EQUITY..............       1.90%           B            $  8.73             --

EQ/OPPENHEIMER GLOBAL...................       1.30%           A            $ 11.61            154
EQ/OPPENHEIMER GLOBAL...................       1.55%           A            $ 11.57             44
EQ/OPPENHEIMER GLOBAL...................       1.65%           A            $ 11.56             59
EQ/OPPENHEIMER GLOBAL...................       1.70%           A            $ 11.55              7
EQ/OPPENHEIMER GLOBAL...................       0.50%           B            $ 10.90             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                      UNITS
                                     CONTRACT                                      OUTSTANDING
                                     CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                    ----------   ---------------   ------------   ------------
EQ/OPPENHEIMER GLOBAL............       0.95%           B            $ 10.69             --
EQ/OPPENHEIMER GLOBAL............       1.20%           B            $ 10.58            868
EQ/OPPENHEIMER GLOBAL............       1.25%           B            $ 10.55          1,897
EQ/OPPENHEIMER GLOBAL............       1.30%           B            $ 10.53          4,348
EQ/OPPENHEIMER GLOBAL............       1.35%           B            $ 10.51            241
EQ/OPPENHEIMER GLOBAL............       1.40%           B            $ 10.48          1,559
EQ/OPPENHEIMER GLOBAL............       1.50%           B            $ 10.44          2,390
EQ/OPPENHEIMER GLOBAL............       1.55%           B            $ 10.42          3,598
EQ/OPPENHEIMER GLOBAL............       1.60%           B            $ 10.39            462
EQ/OPPENHEIMER GLOBAL............       1.65%           B            $ 10.37          6,724
EQ/OPPENHEIMER GLOBAL............       1.70%           B            $ 10.35          1,073
EQ/OPPENHEIMER GLOBAL............       1.80%           B            $ 10.30              2
EQ/OPPENHEIMER GLOBAL............       1.90%           B            $ 10.26              1

EQ/PIMCO ULTRA SHORT BOND........       1.30%           A            $  9.96            476
EQ/PIMCO ULTRA SHORT BOND........       1.55%           A            $  9.94            104
EQ/PIMCO ULTRA SHORT BOND........       1.65%           A            $  9.92            228
EQ/PIMCO ULTRA SHORT BOND........       1.70%           A            $  9.92            531
EQ/PIMCO ULTRA SHORT BOND........       0.50%           B            $ 11.40             --
EQ/PIMCO ULTRA SHORT BOND........       0.95%           B            $ 11.11             --
EQ/PIMCO ULTRA SHORT BOND........       1.20%           B            $ 10.95          3,480
EQ/PIMCO ULTRA SHORT BOND........       1.25%           B            $ 10.92         12,574
EQ/PIMCO ULTRA SHORT BOND........       1.30%           B            $  9.50         17,862
EQ/PIMCO ULTRA SHORT BOND........       1.35%           B            $ 10.85          1,624
EQ/PIMCO ULTRA SHORT BOND........       1.40%           B            $ 10.82          7,237
EQ/PIMCO ULTRA SHORT BOND........       1.50%           B            $ 10.76         18,756
EQ/PIMCO ULTRA SHORT BOND........       1.55%           B            $ 10.73         16,269
EQ/PIMCO ULTRA SHORT BOND........       1.60%           B            $ 10.70          3,449
EQ/PIMCO ULTRA SHORT BOND........       1.65%           B            $ 10.67         36,696
EQ/PIMCO ULTRA SHORT BOND........       1.70%           B            $ 10.64          3,294
EQ/PIMCO ULTRA SHORT BOND........       1.80%           B            $ 10.58             15
EQ/PIMCO ULTRA SHORT BOND........       1.90%           B            $ 10.52             13

EQ/QUALITY BOND PLUS.............       0.50%           B            $ 19.80             --
EQ/QUALITY BOND PLUS.............       0.95%           B            $ 18.31              2
EQ/QUALITY BOND PLUS.............       1.20%           B            $ 17.53          2,529
EQ/QUALITY BOND PLUS.............       1.25%           B            $ 11.31          5,304
EQ/QUALITY BOND PLUS.............       1.30%           B            $ 11.21          5,967
EQ/QUALITY BOND PLUS.............       1.35%           B            $ 17.08            392
EQ/QUALITY BOND PLUS.............       1.40%           B            $ 16.93          4,631
EQ/QUALITY BOND PLUS.............       1.50%           B            $ 11.10          8,821
EQ/QUALITY BOND PLUS.............       1.55%           B            $ 16.49          4,269
EQ/QUALITY BOND PLUS.............       1.60%           B            $ 16.35          1,310
EQ/QUALITY BOND PLUS.............       1.65%           B            $ 10.98          9,470
EQ/QUALITY BOND PLUS.............       1.70%           B            $ 16.06            941
EQ/QUALITY BOND PLUS.............       1.80%           B            $ 15.78              5
EQ/QUALITY BOND PLUS.............       1.90%           B            $ 15.51              3

EQ/SMALL COMPANY INDEX...........       1.30%           A            $ 13.40             96
EQ/SMALL COMPANY INDEX...........       1.55%           A            $ 13.36             29
EQ/SMALL COMPANY INDEX...........       1.65%           A            $ 13.35             50
EQ/SMALL COMPANY INDEX...........       1.70%           A            $ 13.34             18
EQ/SMALL COMPANY INDEX...........       0.50%           B            $ 18.62             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                          UNITS
                                         CONTRACT                                      OUTSTANDING
                                         CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                        ----------   ---------------   ------------   ------------
EQ/SMALL COMPANY INDEX...............       0.95%           B            $ 17.56              5
EQ/SMALL COMPANY INDEX...............       1.20%           B            $ 16.99          2,150
EQ/SMALL COMPANY INDEX...............       1.25%           B            $ 14.56          3,545
EQ/SMALL COMPANY INDEX...............       1.30%           B            $ 14.46          5,026
EQ/SMALL COMPANY INDEX...............       1.35%           B            $ 16.66            744
EQ/SMALL COMPANY INDEX...............       1.40%           B            $ 16.55          3,418
EQ/SMALL COMPANY INDEX...............       1.50%           B            $ 14.29          4,821
EQ/SMALL COMPANY INDEX...............       1.55%           B            $ 16.22          4,357
EQ/SMALL COMPANY INDEX...............       1.60%           B            $ 16.12          1,345
EQ/SMALL COMPANY INDEX...............       1.65%           B            $ 14.13          7,175
EQ/SMALL COMPANY INDEX...............       1.70%           B            $ 15.91            850
EQ/SMALL COMPANY INDEX...............       1.80%           B            $ 15.70             10
EQ/SMALL COMPANY INDEX...............       1.90%           B            $ 15.49              2

EQ/T. ROWE PRICE GROWTH STOCK........       1.30%           A            $ 11.92            287
EQ/T. ROWE PRICE GROWTH STOCK........       1.55%           A            $ 11.88             54
EQ/T. ROWE PRICE GROWTH STOCK........       1.65%           A            $ 11.87             98
EQ/T. ROWE PRICE GROWTH STOCK........       1.70%           A            $ 11.86              4
EQ/T. ROWE PRICE GROWTH STOCK........       0.50%           B            $ 19.50             --
EQ/T. ROWE PRICE GROWTH STOCK........       0.95%           B            $ 17.61              3
EQ/T. ROWE PRICE GROWTH STOCK........       1.20%           B            $ 16.64          1,468
EQ/T. ROWE PRICE GROWTH STOCK........       1.25%           B            $ 16.45          2,236
EQ/T. ROWE PRICE GROWTH STOCK........       1.30%           B            $  6.22          9,277
EQ/T. ROWE PRICE GROWTH STOCK........       1.35%           B            $ 16.08            404
EQ/T. ROWE PRICE GROWTH STOCK........       1.40%           B            $ 15.90          2,506
EQ/T. ROWE PRICE GROWTH STOCK........       1.50%           B            $ 15.55          3,691
EQ/T. ROWE PRICE GROWTH STOCK........       1.55%           B            $ 15.37          4,145
EQ/T. ROWE PRICE GROWTH STOCK........       1.60%           B            $ 15.20          1,157
EQ/T. ROWE PRICE GROWTH STOCK........       1.65%           B            $ 15.02          5,568
EQ/T. ROWE PRICE GROWTH STOCK........       1.70%           B            $ 14.85            606
EQ/T. ROWE PRICE GROWTH STOCK........       1.80%           B            $ 14.52              9
EQ/T. ROWE PRICE GROWTH STOCK........       1.90%           B            $ 14.19             11

EQ/TEMPLETON GLOBAL EQUITY...........       1.30%           A            $ 10.87             41
EQ/TEMPLETON GLOBAL EQUITY...........       1.55%           A            $ 10.84             22
EQ/TEMPLETON GLOBAL EQUITY...........       1.65%           A            $ 10.82             14
EQ/TEMPLETON GLOBAL EQUITY...........       1.70%           A            $ 10.82             10
EQ/TEMPLETON GLOBAL EQUITY...........       0.50%           B            $  8.97             --
EQ/TEMPLETON GLOBAL EQUITY...........       0.95%           B            $  8.80              1
EQ/TEMPLETON GLOBAL EQUITY...........       1.20%           B            $  8.70            468
EQ/TEMPLETON GLOBAL EQUITY...........       1.25%           B            $  8.68          1,576
EQ/TEMPLETON GLOBAL EQUITY...........       1.30%           B            $  8.66          5,019
EQ/TEMPLETON GLOBAL EQUITY...........       1.35%           B            $  8.64            172
EQ/TEMPLETON GLOBAL EQUITY...........       1.40%           B            $  8.62            801
EQ/TEMPLETON GLOBAL EQUITY...........       1.50%           B            $  8.59          1,839
EQ/TEMPLETON GLOBAL EQUITY...........       1.55%           B            $  8.57          3,481
EQ/TEMPLETON GLOBAL EQUITY...........       1.60%           B            $  8.55            377
EQ/TEMPLETON GLOBAL EQUITY...........       1.65%           B            $  8.53          8,076
EQ/TEMPLETON GLOBAL EQUITY...........       1.70%           B            $  8.51            694
EQ/TEMPLETON GLOBAL EQUITY...........       1.80%           B            $  8.47              2
EQ/TEMPLETON GLOBAL EQUITY...........       1.90%           B            $  8.44             --

EQ/UBS GROWTH & INCOME...............       0.50%           B            $  5.97             --
EQ/UBS GROWTH & INCOME...............       0.95%           B            $  5.65             --
EQ/UBS GROWTH & INCOME...............       1.20%           B            $  5.48            281

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                              UNITS
                                                           CONTRACT                                        OUTSTANDING
                                                           CHARGES*      SHARE CLASS**      UNIT VALUE       (000S)
                                                          ----------   -----------------   ------------   ------------
EQ/UBS GROWTH & INCOME.................................       1.25%           B              $  5.44          1,577
EQ/UBS GROWTH & INCOME.................................       1.30%           B              $  2.13          5,355
EQ/UBS GROWTH & INCOME.................................       1.35%           B              $  5.38             77
EQ/UBS GROWTH & INCOME.................................       1.40%           B              $  5.34            571
EQ/UBS GROWTH & INCOME.................................       1.50%           B              $  5.28          3,153
EQ/UBS GROWTH & INCOME.................................       1.55%           B              $  5.25          2,555
EQ/UBS GROWTH & INCOME.................................       1.60%           B              $  5.21            105
EQ/UBS GROWTH & INCOME.................................       1.65%           B              $  5.18          2,625
EQ/UBS GROWTH & INCOME.................................       1.70%           B              $  5.15            161
EQ/UBS GROWTH & INCOME.................................       1.80%           B              $  5.09             --
EQ/UBS GROWTH & INCOME.................................       1.90%           B              $  5.03             --

EQ/VAN KAMPEN COMSTOCK.................................       1.30%           A              $ 11.64             44
EQ/VAN KAMPEN COMSTOCK.................................       1.55%           A              $ 11.61             15
EQ/VAN KAMPEN COMSTOCK.................................       1.65%           A              $ 11.59             19
EQ/VAN KAMPEN COMSTOCK.................................       1.70%           A              $ 11.59              5
EQ/VAN KAMPEN COMSTOCK.................................       0.50%           B              $ 10.78             --
EQ/VAN KAMPEN COMSTOCK.................................       0.95%           B              $ 10.51              1
EQ/VAN KAMPEN COMSTOCK.................................       1.20%           B              $ 10.36            446
EQ/VAN KAMPEN COMSTOCK.................................       1.25%           B              $ 10.33          3,440
EQ/VAN KAMPEN COMSTOCK.................................       1.30%           B              $ 10.30          2,995
EQ/VAN KAMPEN COMSTOCK.................................       1.35%           B              $ 10.27            196
EQ/VAN KAMPEN COMSTOCK.................................       1.40%           B              $ 10.24            711
EQ/VAN KAMPEN COMSTOCK.................................       1.50%           B              $ 10.18          2,918
EQ/VAN KAMPEN COMSTOCK.................................       1.55%           B              $ 10.15          2,134
EQ/VAN KAMPEN COMSTOCK.................................       1.60%           B              $ 10.12            314
EQ/VAN KAMPEN COMSTOCK.................................       1.65%           B              $ 10.09          9,622
EQ/VAN KAMPEN COMSTOCK.................................       1.70%           B              $ 10.07            587
EQ/VAN KAMPEN COMSTOCK.................................       1.80%           B              $ 10.01              4
EQ/VAN KAMPEN COMSTOCK.................................       1.90%           B              $  9.95              1

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       0.50%           B              $ 12.42             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       0.95%           B              $ 11.76             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.20%           B              $ 11.41          2,554
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.25%           B              $ 15.31          3,103
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.30%           B              $ 15.21          3,985
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.35%           B              $ 11.21            473
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.40%           B              $ 11.14          3,291
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.50%           B              $ 15.03          3,935
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.55%           B              $ 10.94          5,391
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.60%           B              $ 10.87          1,289
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.65%           B              $ 14.86          6,166
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.70%           B              $ 10.74            957
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.80%           B              $ 10.61             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.90%           B              $ 10.48              3

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.30%    Service Class 2       $ 11.75             14
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.55%    Service Class 2       $ 11.72             27
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.65%    Service Class 2       $ 11.71             25
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.70%    Service Class 2       $ 11.70             --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.30%    Service Class 2       $ 11.97            507
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.55%    Service Class 2       $ 11.94            124
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.65%    Service Class 2       $ 11.92            411
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.70%    Service Class 2       $ 11.91             11

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                    UNITS
                                                                 CONTRACT                                        OUTSTANDING
                                                                 CHARGES*      SHARE CLASS**      UNIT VALUE       (000S)
                                                                ----------   -----------------   ------------   ------------
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.30%    Service Class 2       $ 12.91           251
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.55%    Service Class 2       $ 12.87            64
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.65%    Service Class 2       $ 12.86            95
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.70%    Service Class 2       $ 12.85             7

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.30%    Service Class 2       $ 10.90           355
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.55%    Service Class 2       $ 10.87            69
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.65%    Service Class 2       $ 10.86           156
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.70%    Service Class 2       $ 10.85            51

FRANKLIN INCOME SECURITIES FUND..............................       1.30%        Class 2           $ 10.87           144
FRANKLIN INCOME SECURITIES FUND..............................       1.55%        Class 2           $ 10.85            41
FRANKLIN INCOME SECURITIES FUND..............................       1.65%        Class 2           $ 10.84            74
FRANKLIN INCOME SECURITIES FUND..............................       1.70%        Class 2           $ 10.83            93

FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.30%        Class 2           $ 11.11           253
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.55%        Class 2           $ 11.08            60
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.65%        Class 2           $ 11.07            91
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.70%        Class 2           $ 11.06            36

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.30%        Class 2           $ 10.62            53
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.55%        Class 2           $ 10.59            18
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.65%        Class 2           $ 10.58            25
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.70%        Class 2           $ 10.58             8

GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.30%     Service Shares       $ 12.90           148
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.55%     Service Shares       $ 12.86            35
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.65%     Service Shares       $ 12.84            58
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.70%     Service Shares       $ 12.84             2

INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.30%       Series II          $ 10.88            22
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.55%       Series II          $ 10.85            24
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.65%       Series II          $ 10.83            10
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.70%       Series II          $ 10.83             3

INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.30%       Series II          $ 11.83           269
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.55%       Series II          $ 11.80            71
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.65%       Series II          $ 11.78           118
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.70%       Series II          $ 11.77            25

INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.30%       Series II          $ 11.40           235
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.55%       Series II          $ 11.36            49
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.65%       Series II          $ 11.35            77
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.70%       Series II          $ 11.34             5

INVESCO V.I. LEISURE FUND....................................       1.30%       Series II          $ 12.36             6
INVESCO V.I. LEISURE FUND....................................       1.55%       Series II          $ 12.33             1
INVESCO V.I. LEISURE FUND....................................       1.65%       Series II          $ 12.31             4
INVESCO V.I. LEISURE FUND....................................       1.70%       Series II          $ 12.31            --

INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.30%       Series II          $ 11.67            84
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.55%       Series II          $ 11.63            15
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.65%       Series II          $ 11.62            21
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.70%       Series II          $ 11.61             3

INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.30%       Series II          $ 13.50            34
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.55%       Series II          $ 13.46            15
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.65%       Series II          $ 13.45            21
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.70%       Series II          $ 13.44             1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                 UNITS
                                                               CONTRACT                                       OUTSTANDING
                                                               CHARGES*      SHARE CLASS**     UNIT VALUE       (000S)
                                                              ----------   ----------------   ------------   ------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.30%      Common Shares      $ 11.66           204
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.55%      Common Shares      $ 11.63            85
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.65%      Common Shares      $ 11.61            72
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.70%      Common Shares      $ 11.61            17

IVY FUNDS VIP ENERGY.......................................       1.30%      Common Shares      $ 12.43           120
IVY FUNDS VIP ENERGY.......................................       1.55%      Common Shares      $ 12.39            57
IVY FUNDS VIP ENERGY.......................................       1.65%      Common Shares      $ 12.38            48
IVY FUNDS VIP ENERGY.......................................       1.70%      Common Shares      $ 12.37             4

IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.30%      Common Shares      $ 11.96           220
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.55%      Common Shares      $ 11.92            68
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.65%      Common Shares      $ 11.91           111
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.70%      Common Shares      $ 11.90            20

IVY FUNDS VIP HIGH INCOME..................................       1.30%      Common Shares      $ 11.67           362
IVY FUNDS VIP HIGH INCOME..................................       1.55%      Common Shares      $ 11.64           126
IVY FUNDS VIP HIGH INCOME..................................       1.65%      Common Shares      $ 11.63           232
IVY FUNDS VIP HIGH INCOME..................................       1.70%      Common Shares      $ 11.62            58

IVY FUNDS VIP MID CAP GROWTH...............................       1.30%      Common Shares      $ 13.54           172
IVY FUNDS VIP MID CAP GROWTH...............................       1.55%      Common Shares      $ 13.50            70
IVY FUNDS VIP MID CAP GROWTH...............................       1.65%      Common Shares      $ 13.48            76
IVY FUNDS VIP MID CAP GROWTH...............................       1.70%      Common Shares      $ 13.48            10

IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.30%      Common Shares      $ 11.82           118
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.55%      Common Shares      $ 11.78            53
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.65%      Common Shares      $ 11.77            51
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.70%      Common Shares      $ 11.76             5

IVY FUNDS VIP SMALL CAP GROWTH.............................       1.30%      Common Shares      $ 13.44           162
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.55%      Common Shares      $ 13.40            37
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.65%      Common Shares      $ 13.38            77
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.70%      Common Shares      $ 13.38             3

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.30%     Service Shares      $ 12.37           587
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.55%     Service Shares      $ 12.33           168
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.65%     Service Shares      $ 12.32           283
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.70%     Service Shares      $ 12.31            26

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.30%      Service Class      $ 10.83           295
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.55%      Service Class      $ 10.80            73
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.65%      Service Class      $ 10.79           125
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.70%      Service Class      $ 10.78             8

MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.30%      Service Class      $ 11.55            98
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.55%      Service Class      $ 11.52            29
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.65%      Service Class      $ 11.51            35
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.70%      Service Class      $ 11.50            --

MFS(R) INVESTORS TRUST SERIES..............................       1.30%      Service Class      $ 11.29            59
MFS(R) INVESTORS TRUST SERIES..............................       1.55%      Service Class      $ 11.25            26
MFS(R) INVESTORS TRUST SERIES..............................       1.65%      Service Class      $ 11.24            25
MFS(R) INVESTORS TRUST SERIES..............................       1.70%      Service Class      $ 11.23             1

MFS(R) TECHNOLOGY PORTFOLIO................................       1.30%      Service Class      $ 12.17            75
MFS(R) TECHNOLOGY PORTFOLIO................................       1.55%      Service Class      $ 12.14            37

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                               UNITS
                                              CONTRACT                                      OUTSTANDING
                                              CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                             ----------   ---------------   ------------   ------------
MFS(R) TECHNOLOGY PORTFOLIO...............       1.65%     Service Class      $ 12.13             42
MFS(R) TECHNOLOGY PORTFOLIO...............       1.70%     Service Class      $ 12.12              2

MFS(R) UTILITIES SERIES...................       1.30%     Service Class      $ 11.80             84
MFS(R) UTILITIES SERIES...................       1.55%     Service Class      $ 11.76             22
MFS(R) UTILITIES SERIES...................       1.65%     Service Class      $ 11.75             25
MFS(R) UTILITIES SERIES...................       1.70%     Service Class      $ 11.74              9

MULTIMANAGER AGGRESSIVE EQUITY............       0.50%           B            $ 67.09             --
MULTIMANAGER AGGRESSIVE EQUITY............       0.95%           B            $ 59.92              1
MULTIMANAGER AGGRESSIVE EQUITY............       1.20%           B            $ 56.25          1,032
MULTIMANAGER AGGRESSIVE EQUITY............       1.25%           B            $ 11.95          5,358
MULTIMANAGER AGGRESSIVE EQUITY............       1.30%           B            $ 11.79          4,150
MULTIMANAGER AGGRESSIVE EQUITY............       1.35%           B            $ 54.16            327
MULTIMANAGER AGGRESSIVE EQUITY............       1.40%           B            $ 53.48          1,749
MULTIMANAGER AGGRESSIVE EQUITY............       1.50%           B            $ 11.73          8,300
MULTIMANAGER AGGRESSIVE EQUITY............       1.55%           B            $ 51.49          1,021
MULTIMANAGER AGGRESSIVE EQUITY............       1.60%           B            $ 50.84            669
MULTIMANAGER AGGRESSIVE EQUITY............       1.65%           B            $ 11.60          8,625
MULTIMANAGER AGGRESSIVE EQUITY............       1.70%           B            $ 49.57            250
MULTIMANAGER AGGRESSIVE EQUITY............       1.80%           B            $ 48.33             10
MULTIMANAGER AGGRESSIVE EQUITY............       1.90%           B            $ 47.12              1

MULTIMANAGER CORE BOND....................       0.50%           B            $ 14.74             --
MULTIMANAGER CORE BOND....................       0.95%           B            $ 14.15             --
MULTIMANAGER CORE BOND....................       1.20%           B            $ 13.83          7,381
MULTIMANAGER CORE BOND....................       1.25%           B            $ 12.80          7,888
MULTIMANAGER CORE BOND....................       1.30%           B            $ 12.78         11,264
MULTIMANAGER CORE BOND....................       1.35%           B            $ 13.64            813
MULTIMANAGER CORE BOND....................       1.40%           B            $ 13.58         12,876
MULTIMANAGER CORE BOND....................       1.50%           B            $ 12.57         12,349
MULTIMANAGER CORE BOND....................       1.55%           B            $ 13.40          9,742
MULTIMANAGER CORE BOND....................       1.60%           B            $ 13.34          4,073
MULTIMANAGER CORE BOND....................       1.65%           B            $ 12.43         18,690
MULTIMANAGER CORE BOND....................       1.70%           B            $ 13.21          3,413
MULTIMANAGER CORE BOND....................       1.80%           B            $ 13.09             25
MULTIMANAGER CORE BOND....................       1.90%           B            $ 12.97              3

MULTIMANAGER INTERNATIONAL EQUITY.........       0.50%           B            $ 14.29             --
MULTIMANAGER INTERNATIONAL EQUITY.........       0.95%           B            $ 13.72             --
MULTIMANAGER INTERNATIONAL EQUITY.........       1.20%           B            $ 13.41          2,387
MULTIMANAGER INTERNATIONAL EQUITY.........       1.25%           B            $ 14.48          3,317
MULTIMANAGER INTERNATIONAL EQUITY.........       1.30%           B            $ 14.41          3,852
MULTIMANAGER INTERNATIONAL EQUITY.........       1.35%           B            $ 13.23            392
MULTIMANAGER INTERNATIONAL EQUITY.........       1.40%           B            $ 13.17          3,730
MULTIMANAGER INTERNATIONAL EQUITY.........       1.50%           B            $ 14.21          4,866
MULTIMANAGER INTERNATIONAL EQUITY.........       1.55%           B            $ 12.99          4,046
MULTIMANAGER INTERNATIONAL EQUITY.........       1.60%           B            $ 12.93          1,251
MULTIMANAGER INTERNATIONAL EQUITY.........       1.65%           B            $ 14.06          7,570
MULTIMANAGER INTERNATIONAL EQUITY.........       1.70%           B            $ 12.81            842
MULTIMANAGER INTERNATIONAL EQUITY.........       1.80%           B            $ 12.69              8
MULTIMANAGER INTERNATIONAL EQUITY.........       1.90%           B            $ 12.58              1

MULTIMANAGER LARGE CAP CORE EQUITY........       0.50%           B            $ 11.84             --
MULTIMANAGER LARGE CAP CORE EQUITY........       0.95%           B            $ 11.36             --
MULTIMANAGER LARGE CAP CORE EQUITY........       1.20%           B            $ 11.11          1,524

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                               UNITS
                                              CONTRACT                                      OUTSTANDING
                                              CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                             ----------   ---------------   ------------   ------------
MULTIMANAGER LARGE CAP CORE EQUITY........       1.25%           B            $ 12.10            940
MULTIMANAGER LARGE CAP CORE EQUITY........       1.30%           B            $ 12.04            928
MULTIMANAGER LARGE CAP CORE EQUITY........       1.35%           B            $ 10.96            153
MULTIMANAGER LARGE CAP CORE EQUITY........       1.40%           B            $ 10.91          2,699
MULTIMANAGER LARGE CAP CORE EQUITY........       1.50%           B            $ 11.88          1,498
MULTIMANAGER LARGE CAP CORE EQUITY........       1.55%           B            $ 10.76          1,066
MULTIMANAGER LARGE CAP CORE EQUITY........       1.60%           B            $ 10.71            856
MULTIMANAGER LARGE CAP CORE EQUITY........       1.65%           B            $ 11.75          2,716
MULTIMANAGER LARGE CAP CORE EQUITY........       1.70%           B            $ 10.61            416
MULTIMANAGER LARGE CAP CORE EQUITY........       1.80%           B            $ 10.52              1
MULTIMANAGER LARGE CAP CORE EQUITY........       1.90%           B            $ 10.42             --

MULTIMANAGER LARGE CAP VALUE..............       0.50%           B            $ 13.24             --
MULTIMANAGER LARGE CAP VALUE..............       0.95%           B            $ 12.71             14
MULTIMANAGER LARGE CAP VALUE..............       1.20%           B            $ 12.42          2,921
MULTIMANAGER LARGE CAP VALUE..............       1.25%           B            $ 13.37          2,975
MULTIMANAGER LARGE CAP VALUE..............       1.30%           B            $ 13.31          3,101
MULTIMANAGER LARGE CAP VALUE..............       1.35%           B            $ 12.25            334
MULTIMANAGER LARGE CAP VALUE..............       1.40%           B            $ 12.20          5,125
MULTIMANAGER LARGE CAP VALUE..............       1.50%           B            $ 13.13          4,871
MULTIMANAGER LARGE CAP VALUE..............       1.55%           B            $ 12.03          3,050
MULTIMANAGER LARGE CAP VALUE..............       1.60%           B            $ 11.98          1,891
MULTIMANAGER LARGE CAP VALUE..............       1.65%           B            $ 12.98          5,659
MULTIMANAGER LARGE CAP VALUE..............       1.70%           B            $ 11.87            753
MULTIMANAGER LARGE CAP VALUE..............       1.80%           B            $ 11.76             26
MULTIMANAGER LARGE CAP VALUE..............       1.90%           B            $ 11.65              3

MULTIMANAGER MID CAP GROWTH...............       0.50%           B            $ 12.70             --
MULTIMANAGER MID CAP GROWTH...............       0.95%           B            $ 12.19             --
MULTIMANAGER MID CAP GROWTH...............       1.20%           B            $ 11.92          3,508
MULTIMANAGER MID CAP GROWTH...............       1.25%           B            $ 14.55          2,295
MULTIMANAGER MID CAP GROWTH...............       1.30%           B            $ 14.49          2,136
MULTIMANAGER MID CAP GROWTH...............       1.35%           B            $ 11.76            323
MULTIMANAGER MID CAP GROWTH...............       1.40%           B            $ 11.70          5,692
MULTIMANAGER MID CAP GROWTH...............       1.50%           B            $ 14.29          3,349
MULTIMANAGER MID CAP GROWTH...............       1.55%           B            $ 11.54          2,479
MULTIMANAGER MID CAP GROWTH...............       1.60%           B            $ 11.49          1,969
MULTIMANAGER MID CAP GROWTH...............       1.65%           B            $ 14.13          4,760
MULTIMANAGER MID CAP GROWTH...............       1.70%           B            $ 11.39            783
MULTIMANAGER MID CAP GROWTH...............       1.80%           B            $ 11.28              9
MULTIMANAGER MID CAP GROWTH...............       1.90%           B            $ 11.18              2

MULTIMANAGER MID CAP VALUE................       0.50%           B            $ 16.46             --
MULTIMANAGER MID CAP VALUE................       0.95%           B            $ 15.80              2
MULTIMANAGER MID CAP VALUE................       1.20%           B            $ 15.45          2,764
MULTIMANAGER MID CAP VALUE................       1.25%           B            $ 16.52          2,341
MULTIMANAGER MID CAP VALUE................       1.30%           B            $ 16.45          2,689
MULTIMANAGER MID CAP VALUE................       1.35%           B            $ 15.24            334
MULTIMANAGER MID CAP VALUE................       1.40%           B            $ 15.17          4,584
MULTIMANAGER MID CAP VALUE................       1.50%           B            $ 16.22          3,593
MULTIMANAGER MID CAP VALUE................       1.55%           B            $ 14.96          2,739
MULTIMANAGER MID CAP VALUE................       1.60%           B            $ 14.89          1,604
MULTIMANAGER MID CAP VALUE................       1.65%           B            $ 16.04          4,840
MULTIMANAGER MID CAP VALUE................       1.70%           B            $ 14.76            760
MULTIMANAGER MID CAP VALUE................       1.80%           B            $ 14.62             14
MULTIMANAGER MID CAP VALUE................       1.90%           B            $ 14.49              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                           UNITS
                                          CONTRACT                                      OUTSTANDING
                                          CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                         ----------   ---------------   ------------   ------------
MULTIMANAGER MULTI-SECTOR BOND........       0.50%           B            $ 34.87             --
MULTIMANAGER MULTI-SECTOR BOND........       0.95%           B            $ 31.27              3
MULTIMANAGER MULTI-SECTOR BOND........       1.20%           B            $ 29.43          2,148
MULTIMANAGER MULTI-SECTOR BOND........       1.25%           B            $ 11.02          6,032
MULTIMANAGER MULTI-SECTOR BOND........       1.30%           B            $ 10.89          3,634
MULTIMANAGER MULTI-SECTOR BOND........       1.35%           B            $ 28.38          1,017
MULTIMANAGER MULTI-SECTOR BOND........       1.40%           B            $ 28.04          3,528
MULTIMANAGER MULTI-SECTOR BOND........       1.50%           B            $ 10.82         10,052
MULTIMANAGER MULTI-SECTOR BOND........       1.55%           B            $ 27.03          2,079
MULTIMANAGER MULTI-SECTOR BOND........       1.60%           B            $ 26.70          1,666
MULTIMANAGER MULTI-SECTOR BOND........       1.65%           B            $ 10.70          8,961
MULTIMANAGER MULTI-SECTOR BOND........       1.70%           B            $ 26.06            641
MULTIMANAGER MULTI-SECTOR BOND........       1.80%           B            $ 25.43              9
MULTIMANAGER MULTI-SECTOR BOND........       1.90%           B            $ 24.82             --

MULTIMANAGER SMALL CAP GROWTH.........       0.50%           B            $  9.52             --
MULTIMANAGER SMALL CAP GROWTH.........       0.95%           B            $  9.01             --
MULTIMANAGER SMALL CAP GROWTH.........       1.20%           B            $  8.74            638
MULTIMANAGER SMALL CAP GROWTH.........       1.25%           B            $  8.69          3,507
MULTIMANAGER SMALL CAP GROWTH.........       1.30%           B            $  4.98          7,726
MULTIMANAGER SMALL CAP GROWTH.........       1.35%           B            $  8.58            327
MULTIMANAGER SMALL CAP GROWTH.........       1.40%           B            $  8.53          1,369
MULTIMANAGER SMALL CAP GROWTH.........       1.50%           B            $  8.43          5,243
MULTIMANAGER SMALL CAP GROWTH.........       1.55%           B            $  8.37          4,459
MULTIMANAGER SMALL CAP GROWTH.........       1.60%           B            $  8.32            379
MULTIMANAGER SMALL CAP GROWTH.........       1.65%           B            $  8.27          7,044
MULTIMANAGER SMALL CAP GROWTH.........       1.70%           B            $  8.22            746
MULTIMANAGER SMALL CAP GROWTH.........       1.80%           B            $  8.12              1
MULTIMANAGER SMALL CAP GROWTH.........       1.90%           B            $  8.02             --

MULTIMANAGER SMALL CAP VALUE..........       0.50%           B            $ 18.36             --
MULTIMANAGER SMALL CAP VALUE..........       0.95%           B            $ 17.31              4
MULTIMANAGER SMALL CAP VALUE..........       1.20%           B            $ 16.75          3,404
MULTIMANAGER SMALL CAP VALUE..........       1.25%           B            $ 12.58          4,833
MULTIMANAGER SMALL CAP VALUE..........       1.30%           B            $ 12.49          1,478
MULTIMANAGER SMALL CAP VALUE..........       1.35%           B            $ 16.42          1,650
MULTIMANAGER SMALL CAP VALUE..........       1.40%           B            $ 16.31          4,601
MULTIMANAGER SMALL CAP VALUE..........       1.50%           B            $ 12.35          6,348
MULTIMANAGER SMALL CAP VALUE..........       1.55%           B            $ 15.99          1,878
MULTIMANAGER SMALL CAP VALUE..........       1.60%           B            $ 15.89          2,303
MULTIMANAGER SMALL CAP VALUE..........       1.65%           B            $ 12.21          5,724
MULTIMANAGER SMALL CAP VALUE..........       1.70%           B            $ 15.68            612
MULTIMANAGER SMALL CAP VALUE..........       1.80%           B            $ 15.48             28
MULTIMANAGER SMALL CAP VALUE..........       1.90%           B            $ 15.27              5

MULTIMANAGER TECHNOLOGY...............       0.50%           B            $ 12.65             --
MULTIMANAGER TECHNOLOGY...............       0.95%           B            $ 12.14             11
MULTIMANAGER TECHNOLOGY...............       1.20%           B            $ 11.87          1,987
MULTIMANAGER TECHNOLOGY...............       1.25%           B            $ 13.82          2,728
MULTIMANAGER TECHNOLOGY...............       1.30%           B            $ 13.76          3,303
MULTIMANAGER TECHNOLOGY...............       1.35%           B            $ 11.71            551
MULTIMANAGER TECHNOLOGY...............       1.40%           B            $ 11.66          4,626
MULTIMANAGER TECHNOLOGY...............       1.50%           B            $ 13.57          5,506
MULTIMANAGER TECHNOLOGY...............       1.55%           B            $ 11.50          5,183
MULTIMANAGER TECHNOLOGY...............       1.60%           B            $ 11.45          1,814

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                  UNITS
                                                                 CONTRACT                                      OUTSTANDING
                                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                                ----------   ---------------   ------------   ------------
MULTIMANAGER TECHNOLOGY......................................       1.65%          B             $ 13.42          5,979
MULTIMANAGER TECHNOLOGY......................................       1.70%          B             $ 11.34            705
MULTIMANAGER TECHNOLOGY......................................       1.80%          B             $ 11.24              7
MULTIMANAGER TECHNOLOGY......................................       1.90%          B             $ 11.14             --

MUTUAL SHARES SECURITIES FUND................................       1.30%       Class 2          $ 10.74             69
MUTUAL SHARES SECURITIES FUND................................       1.55%       Class 2          $ 10.71             19
MUTUAL SHARES SECURITIES FUND................................       1.65%       Class 2          $ 10.70             51
MUTUAL SHARES SECURITIES FUND................................       1.70%       Class 2          $ 10.70              7

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.30%    Advisor Class       $ 12.96            164
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.55%    Advisor Class       $ 12.93             22
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.65%    Advisor Class       $ 12.91             99
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.70%    Advisor Class       $ 12.90             31

PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.30%    Advisor Class       $ 11.11            244
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.55%    Advisor Class       $ 11.08             86
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.65%    Advisor Class       $ 11.07            107
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.70%    Advisor Class       $ 11.06             35

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.30%    Advisor Class       $ 10.64            462
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.55%    Advisor Class       $ 10.61            113
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.65%    Advisor Class       $ 10.59            290
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.70%    Advisor Class       $ 10.59             75

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.30%    Advisor Class       $ 10.64          1,151
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.55%    Advisor Class       $ 10.61            222
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.65%    Advisor Class       $ 10.60            607
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.70%    Advisor Class       $ 10.60            288

PROFUND VP BEAR..............................................       1.30%    Common Shares       $  7.84             20
PROFUND VP BEAR..............................................       1.55%    Common Shares       $  7.82              6
PROFUND VP BEAR..............................................       1.65%    Common Shares       $  7.81             26
PROFUND VP BEAR..............................................       1.70%    Common Shares       $  7.81              3

PROFUND VP BIOTECHNOLOGY.....................................       1.30%    Common Shares       $ 10.47             39
PROFUND VP BIOTECHNOLOGY.....................................       1.55%    Common Shares       $ 10.44             13
PROFUND VP BIOTECHNOLOGY.....................................       1.65%    Common Shares       $ 10.42             18
PROFUND VP BIOTECHNOLOGY.....................................       1.70%    Common Shares       $ 10.42              1

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.30%       Class II         $ 11.99             71
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.55%       Class II         $ 11.95             43
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.65%       Class II         $ 11.94             38
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.70%       Class II         $ 11.93              1

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.30%       Class 2          $ 11.95            158
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.55%       Class 2          $ 11.92             43
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.65%       Class 2          $ 11.90             76
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.70%       Class 2          $ 11.90              3

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010


                                                                                                   UNITS
                                                 CONTRACT                                       OUTSTANDING
                                                 CHARGES*      SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ----------------   ------------   ------------
TEMPLETON FOREIGN SECURITIES FUND............       1.30%        Class 2          $ 10.79           158
TEMPLETON FOREIGN SECURITIES FUND............       1.55%        Class 2          $ 10.75            23
TEMPLETON FOREIGN SECURITIES FUND............       1.65%        Class 2          $ 10.74            60
TEMPLETON FOREIGN SECURITIES FUND............       1.70%        Class 2          $ 10.74            23

TEMPLETON GLOBAL BOND SECURITIES FUND........       1.30%        Class 2          $ 11.35           777
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.55%        Class 2          $ 11.32           189
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.65%        Class 2          $ 11.31           437
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.70%        Class 2          $ 11.30            89

TEMPLETON GROWTH SECURITIES FUND.............       1.30%        Class 2          $ 10.30            21
TEMPLETON GROWTH SECURITIES FUND.............       1.55%        Class 2          $ 10.27             4
TEMPLETON GROWTH SECURITIES FUND.............       1.65%        Class 2          $ 10.26            34
TEMPLETON GROWTH SECURITIES FUND.............       1.70%        Class 2          $ 10.26             1

VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.30%    Class S Shares       $ 13.08           327
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.55%    Class S Shares       $ 13.04            95
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.65%    Class S Shares       $ 13.03           135
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.70%    Class S Shares       $ 13.02            31

----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.
** Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                    ALLIANCEBERNSTEIN VPS
                                                       ALL ASSET       BALANCED WEALTH
                                                      ALLOCATION*    STRATEGY PORTFOLIO
                                                     ------------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 27,315           $  5,544
 Expenses:
  Less: Asset-based charges.........................     10,089              7,746
                                                       --------           --------
NET INVESTMENT INCOME (LOSS)........................     17,226             (2,202)
                                                       --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (3,100)             2,320
  Realized gain distribution from The Trusts........     39,375                 --
                                                       --------           --------
 Net realized gain (loss)...........................     36,275              2,320
                                                       --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     98,495             82,744
                                                       --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    134,770             85,064
                                                       --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $151,996           $ 82,862
                                                       ========           ========


                                                      ALLIANCEBERNSTEIN VPS   AMERICAN CENTURY   AMERICAN CENTURY
                                                       INTERNATIONAL GROWTH       VP LARGE          VP MID CAP
                                                            PORTFOLIO           COMPANY VALUE          VALUE
                                                     ----------------------- ------------------ ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $  2,246              $ 2,418            $ 29,682
 Expenses:
  Less: Asset-based charges.........................           5,822                2,166              13,666
                                                            --------              -------            --------
NET INVESTMENT INCOME (LOSS)........................          (3,576)                 252              16,016
                                                            --------              -------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............            (755)                (490)              4,713
  Realized gain distribution from The Trusts........              --                   --                  --
                                                            --------              -------            --------
 Net realized gain (loss)...........................            (755)                (490)              4,713
                                                            --------              -------            --------
 Change in unrealized appreciation
  (depreciation) of investments.....................         125,947               30,689             228,547
                                                            --------              -------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         125,192               30,199             233,260
                                                            --------              -------            --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $121,616              $30,451            $249,276
                                                            ========              =======            ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                        ALLOCATION*       STRATEGY*       ALLOCATION*
                                                     ----------------- -------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $    44,530,588   $ 5,504,517      $ 42,174,090
 Expenses:
  Less: Asset-based charges.........................       43,293,007     3,945,554        30,230,383
                                                      ---------------   -----------      ------------
NET INVESTMENT INCOME (LOSS)........................        1,237,581     1,558,963        11,943,707
                                                      ---------------   -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (250,173,315)      807,208        (1,396,274)
  Realized gain distribution from The Trusts........       66,898,067     2,231,150        84,033,297
                                                      ---------------   -----------      ------------
 Net realized gain (loss)...........................     (183,275,248)    3,038,358        82,637,023
                                                      ---------------   -----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      488,754,760    25,097,789        19,959,612
                                                      ---------------   -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      305,479,512    28,136,147       102,596,635
                                                      ---------------   -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   306,717,093   $29,695,110      $114,540,342
                                                      ===============   ===========      ============


                                                      AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                      GROWTH STRATEGY*       STRATEGY*           ALLOCATION*
                                                     ------------------ ------------------ -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 3,071,346        $1,912,645          $  34,431,142
 Expenses:
  Less: Asset-based charges.........................       2,339,225         1,403,107             25,911,973
                                                         -----------        ----------          -------------
NET INVESTMENT INCOME (LOSS)........................         732,121           509,538              8,519,169
                                                         -----------        ----------          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         805,874           899,682            (48,205,294)
  Realized gain distribution from The Trusts........       1,271,367           597,700             51,875,170
                                                         -----------        ----------          -------------
 Net realized gain (loss)...........................       2,077,241         1,497,382              3,669,876
                                                         -----------        ----------          -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      11,327,306         3,082,030            115,049,961
                                                         -----------        ----------          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      13,404,547         4,579,412            118,719,837
                                                         -----------        ----------          -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $14,136,668        $5,088,950          $ 127,239,006
                                                         ===========        ==========          =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       AXA GROWTH     AXA MODERATE      AXA MODERATE
                                                       STRATEGY*      ALLOCATION*     GROWTH STRATEGY*
                                                     ------------- ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $ 5,992,969   $   153,290,909      $13,383,405
 Expenses:
  Less: Asset-based charges.........................    5,747,886       107,351,580        9,741,677
                                                      -----------   ---------------      -----------
NET INVESTMENT INCOME (LOSS)........................      245,083        45,939,329        3,641,728
                                                      -----------   ---------------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    1,908,286      (148,671,531)       1,968,626
  Realized gain distribution from The Trusts........    3,271,588       174,676,439        5,425,752
                                                      -----------   ---------------      -----------
 Net realized gain (loss)...........................    5,179,874        26,004,908        7,394,378
                                                      -----------   ---------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................   40,955,455       505,050,402       72,357,490
                                                      -----------   ---------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   46,135,329       531,055,310       79,751,868
                                                      -----------   ---------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $46,380,412   $   576,994,639      $83,393,596
                                                      ===========   ===============      ===========


                                                      AXA MODERATE-PLUS    AXA TACTICAL   AXA TACTICAL
                                                         ALLOCATION*      MANAGER 2000*   MANAGER 400*
                                                     ------------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   177,666,482     $    7,286      $      315
 Expenses:
  Less: Asset-based charges.........................       156,987,655        132,189         118,638
                                                       ---------------     ----------      ----------
NET INVESTMENT INCOME (LOSS)........................        20,678,827       (124,903)       (118,323)
                                                       ---------------     ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (314,649,277)        34,113          31,675
  Realized gain distribution from The Trusts........       282,780,244        682,892         499,856
                                                       ---------------     ----------      ----------
 Net realized gain (loss)...........................       (31,869,033)       717,005         531,531
                                                       ---------------     ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       996,339,245      2,895,878       2,433,989
                                                       ---------------     ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       964,470,212      3,612,883       2,965,520
                                                       ---------------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $   985,149,039     $3,487,980      $2,847,197
                                                       ===============     ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                      AXA TACTICAL        BLACKROCK
                                                      AXA TACTICAL       MANAGER      GLOBAL ALLOCATION
                                                      MANAGER 500*   INTERNATIONAL*       V.I. FUND
                                                     -------------- ---------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  124,291      $  228,258        $  209,675
 Expenses:
  Less: Asset-based charges.........................      280,397         241,286           137,558
                                                       ----------      ----------        ----------
NET INVESTMENT INCOME (LOSS)........................     (156,106)        (13,028)           72,117
                                                       ----------      ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       19,089          (6,678)          (17,244)
  Realized gain distribution from The Trusts........      874,415         100,721           113,888
                                                       ----------      ----------        ----------
 Net realized gain (loss)...........................      893,504          94,043            96,644
                                                       ----------      ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    4,055,677       3,313,728         1,231,110
                                                       ----------      ----------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    4,949,181       3,407,771         1,327,754
                                                       ----------      ----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $4,793,075      $3,394,743        $1,399,871
                                                       ==========      ==========        ==========


                                                          BLACKROCK
                                                      LARGE CAP GROWTH   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                          V.I. FUND         INTERNATIONAL*       SMALL CAP GROWTH*
                                                     ------------------ ---------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $  7,387           $ 14,515,985          $      1,014
 Expenses:
  Less: Asset-based charges.........................         9,645              9,517,838             5,402,813
                                                          --------           ------------          ------------
NET INVESTMENT INCOME (LOSS)........................        (2,258)             4,998,147            (5,401,799)
                                                          --------           ------------          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           803            (75,518,603)          (10,937,416)
  Realized gain distribution from The Trusts........            --                     --                    --
                                                          --------           ------------          ------------
 Net realized gain (loss)...........................           803            (75,518,603)          (10,937,416)
                                                          --------           ------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       174,217             91,853,963           121,150,323
                                                          --------           ------------          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       175,020             16,335,360           110,212,907
                                                          --------           ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $172,762           $ 21,333,507          $104,811,108
                                                          ========           ============          ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                               EQ/BLACKROCK     EQ/BLACKROCK
                                                         EQ/AXA FRANKLIN        BASIC VALUE     INTERNATIONAL
                                                      SMALL CAP VALUE CORE*       EQUITY*          VALUE*
                                                     ----------------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    215,481         $ 10,111,164     $  5,328,761
 Expenses:
  Less: Asset-based charges.........................         1,653,021           11,349,170       10,325,684
                                                          ------------         ------------     ------------
NET INVESTMENT INCOME (LOSS)........................        (1,437,540)          (1,238,006)      (4,996,923)
                                                          ------------         ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         2,335,672          (24,211,249)     (46,214,094)
  Realized gain distribution from The Trusts........                --                   --               --
                                                          ------------         ------------     ------------
 Net realized gain (loss)...........................         2,335,672          (24,211,249)     (46,214,094)
                                                          ------------         ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        22,255,032          107,145,393       79,693,302
                                                          ------------         ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        24,590,704           82,934,144       33,479,208
                                                          ------------         ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $ 23,153,164         $ 81,696,138     $ 28,482,285
                                                          ============         ============     ============


                                                      EQ/BOSTON ADVISORS   EQ/CALVERT SOCIALLY      EQ/CAPITAL
                                                        EQUITY INCOME*         RESPONSIBLE*      GUARDIAN GROWTH*
                                                     -------------------- --------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  4,615,501         $    21,881         $ 1,268,745
 Expenses:
  Less: Asset-based charges.........................        2,730,596             654,297           4,697,162
                                                         ------------         -----------         -----------
NET INVESTMENT INCOME (LOSS)........................        1,884,905            (632,416)         (3,428,417)
                                                         ------------         -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (13,445,593)         (2,591,833)         (6,346,066)
  Realized gain distribution from The Trusts........               --                  --                  --
                                                         ------------         -----------         -----------
 Net realized gain (loss)...........................      (13,445,593)         (2,591,833)         (6,346,066)
                                                         ------------         -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       37,462,138           7,974,772          43,790,728
                                                         ------------         -----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       24,016,545           5,382,939          37,444,662
                                                         ------------         -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 25,901,450         $ 4,750,523         $34,016,245
                                                         ============         ===========         ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          EQ/CAPITAL          EQ/COMMON         EQ/CORE
                                                      GUARDIAN RESEARCH*    STOCK INDEX*      BOND INDEX*
                                                     -------------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  6,293,359       $  9,559,656     $ 24,137,575
 Expenses:
  Less: Asset-based charges.........................       12,333,346         10,993,051       15,689,549
                                                         ------------       ------------     ------------
NET INVESTMENT INCOME (LOSS)........................       (6,039,987)        (1,433,395)       8,448,026
                                                         ------------       ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (9,628,458)       (23,550,500)     (27,611,329)
  Realized gain distribution from The Trusts........               --                 --               --
                                                         ------------       ------------     ------------
 Net realized gain (loss)...........................       (9,628,458)       (23,550,500)     (27,611,329)
                                                         ------------       ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      129,006,990        126,777,315       62,747,112
                                                         ------------       ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      119,378,532        103,226,815       35,135,783
                                                         ------------       ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $113,338,545       $101,793,420     $ 43,583,809
                                                         ============       ============     ============


                                                       EQ/DAVIS NEW       EQ/EQUITY        EQ/EQUITY
                                                       YORK VENTURE*     500 INDEX*      GROWTH PLUS*
                                                     ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  2,713,279     $ 16,461,961     $  3,497,518
 Expenses:
  Less: Asset-based charges.........................      5,051,266       16,836,990       18,057,206
                                                       ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS)........................     (2,337,987)        (375,029)     (14,559,688)
                                                       ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (14,273,215)     (24,017,262)     (22,200,303)
  Realized gain distribution from The Trusts........             --               --               --
                                                       ------------     ------------     ------------
 Net realized gain (loss)...........................    (14,273,215)     (24,017,262)     (22,200,303)
                                                       ------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     49,500,530      164,923,811      192,797,317
                                                       ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     35,227,315      140,906,549      170,597,014
                                                       ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 32,889,328     $140,531,520     $156,037,326
                                                       ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/FRANKLIN         EQ/FRANKLIN         EQ/GAMCO MERGERS
                                                      CORE BALANCED*   TEMPLETON ALLOCATION*   AND ACQUISITIONS*
                                                     ---------------- ----------------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 16,219,176        $ 26,180,060           $        --
 Expenses:
  Less: Asset-based charges.........................      8,293,537          20,022,865             2,295,384
                                                       ------------        ------------           -----------
NET INVESTMENT INCOME (LOSS)........................      7,925,639           6,157,195            (2,295,384)
                                                       ------------        ------------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (48,297,438)        (48,402,797)              120,706
  Realized gain distribution from The Trusts........             --                  --             4,427,035
                                                       ------------        ------------           -----------
 Net realized gain (loss)...........................    (48,297,438)        (48,402,797)            4,547,741
                                                       ------------        ------------           -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     89,802,920         152,079,246             9,750,229
                                                       ------------        ------------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     41,505,482         103,676,449            14,297,970
                                                       ------------        ------------           -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 49,431,121        $109,833,644           $12,002,586
                                                       ============        ============           ===========


                                                      EQ/GAMCO SMALL      EQ/GLOBAL          EQ/GLOBAL
                                                      COMPANY VALUE*     BOND PLUS*     MULTI-SECTOR EQUITY*
                                                     ---------------- ---------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  2,604,098     $ 13,120,957       $ 11,935,887
 Expenses:
  Less: Asset-based charges.........................     10,274,484        6,709,165         16,007,507
                                                       ------------     ------------       ------------
NET INVESTMENT INCOME (LOSS)........................     (7,670,386)       6,411,792         (4,071,620)
                                                       ------------     ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      7,145,762      (11,435,204)       (93,814,827)
  Realized gain distribution from The Trusts........             --               --                 --
                                                       ------------     ------------       ------------
 Net realized gain (loss)...........................      7,145,762      (11,435,204)       (93,814,827)
                                                       ------------     ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    194,551,939       24,553,768        195,853,821
                                                       ------------     ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    201,697,701       13,118,564        102,038,994
                                                       ------------     ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $194,027,315     $ 19,530,356       $ 97,967,374
                                                       ============     ============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/INTERMEDIATE
                                                        GOVERNMENT     EQ/INTERNATIONAL
                                                        BOND INDEX*       CORE PLUS*      EQ/INTERNATIONAL ETF*
                                                     ---------------- ------------------ -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 4,722,829       $ 13,216,952           $ 61,648
 Expenses:
  Less: Asset-based charges.........................     5,672,939         10,880,657              8,363
                                                       -----------       ------------           --------
NET INVESTMENT INCOME (LOSS)........................      (950,110)         2,336,295             53,285
                                                       -----------       ------------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        11,700        (38,528,670)             1,292
  Realized gain distribution from The Trusts........            --                 --             76,577
                                                       -----------       ------------           --------
 Net realized gain (loss)...........................        11,700        (38,528,670)            77,869
                                                       -----------       ------------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................    10,662,192         90,147,494            137,277
                                                       -----------       ------------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    10,673,892         51,618,824            215,146
                                                       -----------       ------------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 9,723,782       $ 53,955,119           $268,431
                                                       ===========       ============           ========


                                                      EQ/INTERNATIONAL        EQ/JPMORGAN         EQ/LARGE CAP
                                                           GROWTH*       VALUE OPPORTUNITIES*      CORE PLUS*
                                                     ------------------ ----------------------  ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,933,525        $  3,448,904          $ 1,501,632
 Expenses:
  Less: Asset-based charges.........................       4,473,461           3,779,599            2,205,573
                                                        ------------        ------------          -----------
NET INVESTMENT INCOME (LOSS)........................      (1,539,936)           (330,695)            (703,941)
                                                        ------------        ------------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (12,960,436)        (15,337,191)          (5,405,163)
  Realized gain distribution from The Trusts........              --                  --           11,355,608
                                                        ------------        ------------          -----------
 Net realized gain (loss)...........................     (12,960,436)        (15,337,191)           5,950,445
                                                        ------------        ------------          -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      54,538,719          42,809,362           12,483,696
                                                        ------------        ------------          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      41,578,283          27,472,171           18,434,141
                                                        ------------        ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 40,038,347        $ 27,141,476          $17,730,200

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       EQ/LARGE CAP   EQ/LARGE CAP    EQ/LARGE CAP
                                                      GROWTH INDEX*   GROWTH PLUS*    VALUE INDEX*
                                                     --------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 2,996,632    $   923,544     $  1,676,709
 Expenses:
  Less: Asset-based charges.........................     4,595,904      3,588,545        1,619,259
                                                       -----------    -----------     ------------
NET INVESTMENT INCOME (LOSS)........................    (1,599,272)    (2,665,001)          57,450
                                                       -----------    -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     4,081,061     (2,058,115)     (17,662,023)
  Realized gain distribution from The Trusts........            --             --               --
                                                       -----------    -----------     ------------
 Net realized gain (loss)...........................     4,081,061     (2,058,115)     (17,662,023)
                                                       -----------    -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    39,038,701     34,373,610       31,190,003
                                                       -----------    -----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    43,119,762     32,315,495       13,527,980
                                                       -----------    -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $41,520,490    $29,650,494     $ 13,585,430
                                                       ===========    ===========     ============


                                                       EQ/LARGE CAP      EQ/LORD ABBETT     EQ/LORD ABBETT
                                                        VALUE PLUS*    GROWTH AND INCOME*   LARGE CAP CORE*
                                                     ---------------- -------------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 12,754,270       $   659,063        $   660,458
 Expenses:
  Less: Asset-based charges.........................     16,326,572         2,001,383          2,490,176
                                                       ------------       -----------        -----------
NET INVESTMENT INCOME (LOSS)........................     (3,572,302)       (1,342,320)        (1,829,718)
                                                       ------------       -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (79,295,631)       (8,933,820)           764,286
  Realized gain distribution from The Trusts........             --                --                 --
                                                       ------------       -----------        -----------
 Net realized gain (loss)...........................    (79,295,631)       (8,933,820)           764,286
                                                       ------------       -----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    201,532,934        30,082,515         21,860,374
                                                       ------------       -----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    122,237,303        21,148,695         22,624,660
                                                       ------------       -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $118,665,001       $19,806,375        $20,794,942
                                                       ============       ===========        ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/MID CAP       EQ/MID CAP
                                                          INDEX*        VALUE PLUS*     EQ/MONEY MARKET*
                                                     --------------- ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  4,911,604    $  10,546,927      $     12,568
 Expenses:
  Less: Asset-based charges.........................      9,715,949       15,774,449        11,474,003
                                                       ------------    -------------      ------------
NET INVESTMENT INCOME (LOSS)........................     (4,804,345)      (5,227,522)      (11,461,435)
                                                       ------------    -------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (53,827,554)    (124,431,143)          (34,619)
  Realized gain distribution from The Trusts........             --               --                --
                                                       ------------    -------------      ------------
 Net realized gain (loss)...........................    (53,827,554)    (124,431,143)          (34,619)
                                                       ------------    -------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    203,223,970      332,475,742            93,700
                                                       ------------    -------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    149,396,416      208,044,599            59,081
                                                       ------------    -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $144,592,071    $ 202,817,077      $(11,402,354)
                                                       ============    =============      ============


                                                         EQ/MONTAG &     EQ/MORGAN STANLEY   EQ/MUTUAL LARGE
                                                      CALDWELL GROWTH*    MID CAP GROWTH*      CAP EQUITY*
                                                     ------------------ ------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $   944,317       $    545,198       $  4,100,540
 Expenses:
  Less: Asset-based charges.........................       2,506,849          7,028,661          3,414,320
                                                         -----------       ------------       ------------
NET INVESTMENT INCOME (LOSS)........................      (1,562,532)        (6,483,463)           686,220
                                                         -----------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (3,832,437)         1,711,327        (15,707,826)
  Realized gain distribution from The Trusts........              --            428,383                 --
                                                         -----------       ------------       ------------
 Net realized gain (loss)...........................      (3,832,437)         2,139,710        (15,707,826)
                                                         -----------       ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      15,990,596        134,660,911         36,768,566
                                                         -----------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      12,158,159        136,800,621         21,060,740
                                                         -----------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $10,595,627       $130,317,158       $ 21,746,960
                                                         ===========       ============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/OPPENHEIMER  EQ/PIMCO ULTRA     EQ/QUALITY
                                                         GLOBAL*        SHORT BOND*      BOND PLUS*
                                                     --------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 1,219,794     $  4,515,481     $ 60,620,494
 Expenses:
  Less: Asset-based charges.........................     2,814,784       21,175,933        8,491,659
                                                       -----------     ------------     ------------
NET INVESTMENT INCOME (LOSS)........................    (1,594,990)     (16,660,452)      52,128,835
                                                       -----------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (5,794,188)     (32,817,732)      (6,003,038)
  Realized gain distribution from The Trusts........            --               --               --
                                                       -----------     ------------     ------------
 Net realized gain (loss)...........................    (5,794,188)     (32,817,732)      (6,003,038)
                                                       -----------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    31,989,119       40,441,026      (19,985,136)
                                                       -----------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    26,194,931        7,623,294      (25,988,174)
                                                       -----------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $24,599,941     $ (9,037,158)    $ 26,140,661
                                                       ===========     ============     ============


                                                         EQ/SMALL      EQ/T. ROWE PRICE    EQ/TEMPLETON
                                                      COMPANY INDEX*     GROWTH STOCK*    GLOBAL EQUITY*
                                                     ---------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $  4,317,793      $     1,048        $  2,670,539
 Expenses:
  Less: Asset-based charges.........................     6,578,496        4,925,571           2,729,248
                                                      ------------      -----------        ------------
NET INVESTMENT INCOME (LOSS)........................    (2,260,703)      (4,924,523)            (58,709)
                                                      ------------      -----------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (24,935,414)      (2,732,322)        (11,950,986)
  Realized gain distribution from The Trusts........            --               --                  --
                                                      ------------      -----------        ------------
 Net realized gain (loss)...........................   (24,935,414)      (2,732,322)        (11,950,986)
                                                      ------------      -----------        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................   125,792,660       56,083,078          23,739,286
                                                      ------------      -----------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   100,857,246       53,350,756          11,788,300
                                                      ------------      -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 98,596,543      $48,426,233        $ 11,729,591
                                                      ============      ===========        ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                        EQ/WELLS FARGO
                                                      EQ/UBS GROWTH &   EQ/VAN KAMPEN     ADVANTAGE
                                                          INCOME*         COMSTOCK*     OMEGA GROWTH*
                                                     ----------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   473,390      $ 2,744,724      $    43,760
 Expenses:
  Less: Asset-based charges.........................       967,411        3,285,608        4,895,386
                                                       -----------      -----------      -----------
NET INVESTMENT INCOME (LOSS)........................      (494,021)        (540,884)      (4,851,626)
                                                       -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (2,127,239)      (9,464,917)       2,820,414
  Realized gain distribution from The Trusts........            --               --       10,624,227
                                                       -----------      -----------      -----------
 Net realized gain (loss)...........................    (2,127,239)      (9,464,917)      13,444,641
                                                       -----------      -----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     9,628,253       37,945,921       44,175,021
                                                       -----------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     7,501,014       28,481,004       57,619,662
                                                       -----------      -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 7,006,993      $27,940,120      $52,768,036
                                                       ===========      ===========      ===========


                                                       FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                       ASSET MANAGER:     CONTRAFUND(R)        MID CAP
                                                      GROWTH PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                     ------------------ ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $ 5,732           $   92,429         $  5,522
 Expenses:
  Less: Asset-based charges.........................        6,182               68,556           23,846
                                                          -------           ----------         --------
NET INVESTMENT INCOME (LOSS)........................         (450)              23,873          (18,324)
                                                          -------           ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        5,792               24,252           18,636
  Realized gain distribution from The Trusts........        2,389               17,563            7,314
                                                          -------           ----------         --------
 Net realized gain (loss)...........................        8,181               41,815           25,950
                                                          -------           ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       56,550            1,304,990          519,941
                                                          -------           ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       64,731            1,346,805          545,891
                                                          -------           ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $64,281           $1,370,678         $527,567
                                                          =======           ==========         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       FIDELITY(R) VIP       FRANKLIN          FRANKLIN
                                                          STRATEGIC           INCOME       STRATEGIC INCOME
                                                      INCOME PORTFOLIO   SECURITIES FUND    SECURITIES FUND
                                                     ------------------ ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 274,156          $ 29,939           $ 76,098
 Expenses:
  Less: Asset-based charges.........................        38,376            14,963             29,944
                                                         ---------          --------           --------
NET INVESTMENT INCOME (LOSS)........................       235,780            14,976             46,154
                                                         ---------          --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        16,322            (2,591)             7,038
  Realized gain distribution from The Trusts........       146,840                --                 --
                                                         ---------          --------           --------
 Net realized gain (loss)...........................       163,162            (2,591)             7,038
                                                         ---------          --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (218,791)          158,862            113,388
                                                         ---------          --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       (55,629)          156,271            120,426
                                                         ---------          --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 180,151          $171,247           $166,580
                                                         =========          ========           ========


                                                      FRANKLIN TEMPLETON VIP   GOLDMAN SACHS   INVESCO V.I.
                                                          FOUNDING FUNDS        VIT MID CAP      FINANCIAL
                                                          ALLOCATION FUND        VALUE FUND    SERVICES FUND
                                                     ------------------------ --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................          $20,874            $ 12,367        $     --
 Expenses:
  Less: Asset-based charges.........................            5,690              16,424           4,152
                                                              -------            --------        --------
NET INVESTMENT INCOME (LOSS)........................           15,184              (4,057)         (4,152)
                                                              -------            --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............              780              20,694         (12,347)
  Realized gain distribution from The Trusts........               79                  --              --
                                                              -------            --------        --------
 Net realized gain (loss)...........................              859              20,694         (12,347)
                                                              -------            --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................           54,429             366,648          41,149
                                                              -------            --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................           55,288             387,342          28,802
                                                              -------            --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................          $70,472            $383,285        $ 24,650
                                                              =======            ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      INVESCO V.I.   INVESCO V.I.
                                                      GLOBAL REAL   INTERNATIONAL   INVESCO V.I.
                                                      ESTATE FUND    GROWTH FUND    LEISURE FUND
                                                     ------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $139,364       $ 38,390       $   404
 Expenses:
  Less: Asset-based charges.........................      25,758         19,621           756
                                                        --------       --------       -------
NET INVESTMENT INCOME (LOSS)........................     113,606         18,769          (352)
                                                        --------       --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       6,434          3,607           628
  Realized gain distribution from The Trusts........          --             --            --
                                                        --------       --------       -------
 Net realized gain (loss)...........................       6,434          3,607           628
                                                        --------       --------       -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     299,536        336,872        12,057
                                                        --------       --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     305,970        340,479        12,685
                                                        --------       --------       -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $419,576       $359,248       $12,333
                                                        ========       ========       =======


                                                      INVESCO V.I.   INVESCO V.I.   IVY FUNDS VIP
                                                      MID CAP CORE     SMALL CAP       DIVIDEND
                                                       EQUITY FUND    EQUITY FUND   OPPORTUNITIES
                                                     -------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,437       $     --        $  7,735
 Expenses:
  Less: Asset-based charges.........................       7,048          5,405          22,117
                                                        --------       --------        --------
NET INVESTMENT INCOME (LOSS)........................      (4,611)        (5,405)        (14,382)
                                                        --------       --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       2,876        (25,501)         (2,123)
  Realized gain distribution from The Trusts........          --             --              --
                                                        --------       --------        --------
 Net realized gain (loss)...........................       2,876        (25,501)         (2,123)
                                                        --------       --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     118,073        141,132         511,615
                                                        --------       --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     120,949        115,631         509,492
                                                        --------       --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $116,338       $110,226        $495,110
                                                        ========       ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                       IVY FUNDS VIP
                                                      IVY FUNDS VIP   GLOBAL NATURAL   IVY FUNDS VIP
                                                          ENERGY         RESOURCES      HIGH INCOME
                                                     --------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  1,177         $     --         $140,573
 Expenses:
  Less: Asset-based charges.........................      13,097           26,243           50,818
                                                        --------         --------         --------
NET INVESTMENT INCOME (LOSS)........................     (11,920)         (26,243)          89,755
                                                        --------         --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (22,116)         (23,831)          22,354
  Realized gain distribution from The Trusts........          --               --               --
                                                        --------         --------         --------
 Net realized gain (loss)...........................     (22,116)         (23,831)          22,354
                                                        --------         --------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     468,805          824,015          397,231
                                                        --------         --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     446,689          800,184          419,585
                                                        --------         --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $434,769         $773,941         $509,340
                                                        ========         ========         ========


                                                                       IVY FUNDS VIP   IVY FUNDS VIP
                                                       IVY FUNDS VIP    SCIENCE AND      SMALL CAP
                                                      MID CAP GROWTH     TECHNOLOGY        GROWTH
                                                     ---------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $    220         $     --        $     --
 Expenses:
  Less: Asset-based charges.........................       21,957           17,200          20,635
                                                         --------         --------        --------
NET INVESTMENT INCOME (LOSS)........................      (21,737)         (17,200)        (20,635)
                                                         --------         --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       10,693            7,900           6,893
  Realized gain distribution from The Trusts........           --           27,991              --
                                                         --------         --------        --------
 Net realized gain (loss)...........................       10,693           35,891           6,893
                                                         --------         --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      663,279          226,046         614,001
                                                         --------         --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      673,972          261,937         620,894
                                                         --------         --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $652,235         $244,737        $600,259
                                                         ========         ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      LAZARD RETIREMENT
                                                      EMERGING MARKETS   MFS(R) INTERNATIONAL     MFS(R) INVESTORS
                                                      EQUITY PORTFOLIO      VALUE PORTFOLIO     GROWTH STOCK SERIES
                                                     ------------------ ---------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  128,734            $  5,607              $    431
 Expenses:
  Less: Asset-based charges.........................         64,655              25,679                 8,449
                                                         ----------            --------              --------
NET INVESTMENT INCOME (LOSS)........................         64,079             (20,072)               (8,018)
                                                         ----------            --------              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         33,247               1,780                 1,529
  Realized gain distribution from The Trusts........             --                  --                    --
                                                         ----------            --------              --------
 Net realized gain (loss)...........................         33,247               1,780                 1,529
                                                         ----------            --------              --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      1,144,429             405,374               192,276
                                                         ----------            --------              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      1,177,676             407,154               193,805
                                                         ----------            --------              --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $1,241,755            $387,082              $185,787
                                                         ==========            ========              ========


                                                      MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                        TRUST SERIES         PORTFOLIO            SERIES
                                                     ------------------ ------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    214            $     --           $ 10,742
 Expenses:
  Less: Asset-based charges.........................         5,149              10,172             10,421
                                                          --------            --------           --------
NET INVESTMENT INCOME (LOSS)........................        (4,935)            (10,172)               321
                                                          --------            --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         2,000              (6,570)             3,866
  Realized gain distribution from The Trusts........            --                  --                 --
                                                          --------            --------           --------
 Net realized gain (loss)...........................         2,000              (6,570)             3,866
                                                          --------            --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       109,869             204,827            151,823
                                                          --------            --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       111,869             198,257            155,689
                                                          --------            --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $106,934            $188,085           $156,010
                                                         =========            ========           ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                           MULTIMANAGER
                                                         MULTIMANAGER      MULTIMANAGER    INTERNATIONAL
                                                      AGGRESSIVE EQUITY*    CORE BOND*        EQUITY*
                                                     -------------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,364,472       $31,775,405     $ 12,623,083
 Expenses:
  Less: Asset-based charges.........................       5,665,226        16,806,062        6,316,264
                                                        ------------       -----------     ------------
NET INVESTMENT INCOME (LOSS)........................      (3,300,754)       14,969,343        6,306,819
                                                        ------------       -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (10,011,442)       16,880,712      (30,024,963)
  Realized gain distribution from The Trusts........              --        15,063,964               --
                                                        ------------       -----------     ------------
 Net realized gain (loss)...........................     (10,011,442)       31,944,676      (30,024,963)
                                                        ------------       -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      67,064,699         2,327,617       44,641,850
                                                        ------------       -----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      57,053,257        34,272,293       14,616,887
                                                        ------------       -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 53,752,503       $49,241,636     $ 20,923,706
                                                        ============       ===========     ============


                                                       MULTIMANAGER
                                                         LARGE CAP      MULTIMANAGER      MULTIMANAGER
                                                       CORE EQUITY*   LARGE CAP VALUE*   MID CAP GROWTH*
                                                      -------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   371,294      $  3,247,164      $         --
 Expenses:
  Less: Asset-based charges.........................     1,980,784         5,507,594         4,486,343
                                                       -----------      ------------      ------------
NET INVESTMENT INCOME (LOSS)........................    (1,609,490)       (2,260,430)       (4,486,343)
                                                       -----------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (5,914,448)      (20,081,892)      (11,872,172)
  Realized gain distribution from The Trusts........            --                --                --
                                                       -----------      ------------      ------------
 Net realized gain (loss)...........................    (5,914,448)      (20,081,892)      (11,872,172)
                                                       -----------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    20,335,514        63,553,047        86,729,962
                                                       -----------      ------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    14,421,066        43,471,155        74,857,790
                                                       -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $12,811,576      $ 41,210,725      $ 70,371,447
                                                       ===========      ============      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       MULTIMANAGER       MULTIMANAGER       MULTIMANAGER
                                                      MID CAP VALUE*   MULTI-SECTOR BOND   SMALL CAP GROWTH
                                                     ---------------- ------------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 2,783,059       $ 16,177,114        $        --
 Expenses:
  Less: Asset-based charges.........................     5,264,609          9,037,475          3,035,539
                                                       -----------       ------------        -----------
NET INVESTMENT INCOME (LOSS)........................    (2,481,550)         7,139,639         (3,035,539)
                                                       -----------       ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (7,974,382)       (43,869,658)        (9,987,140)
  Realized gain distribution from The Trusts........            --                 --                 --
                                                       -----------       ------------        -----------
 Net realized gain (loss)...........................    (7,974,382)       (43,869,658)        (9,987,140)
                                                       -----------       ------------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    86,985,030         66,814,688         61,443,500
                                                       -----------       ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    79,010,648         22,945,030         51,456,360
                                                       -----------       ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $76,529,098       $ 30,084,669        $48,420,821
                                                       ===========       ============        ===========


                                                        MULTIMANAGER    MULTIMANAGER    MUTUAL SHARES
                                                      SMALL CAP VALUE    TECHNOLOGY    SECURITIES FUND
                                                     ----------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $    627,468     $        --        $ 6,898
 Expenses:
  Less: Asset-based charges.........................      6,213,063       5,350,390          5,893
                                                       ------------     -----------        -------
NET INVESTMENT INCOME (LOSS)........................     (5,585,595)     (5,350,390)         1,005
                                                       ------------     -----------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (39,496,152)      8,933,618            (68)
  Realized gain distribution from The Trusts........             --              --             --
                                                       ------------     -----------        -------
 Net realized gain (loss)...........................    (39,496,152)      8,933,618            (68)
                                                       ------------     -----------        -------
 Change in unrealized appreciation
  (depreciation) of investments.....................    132,997,447      49,871,744         78,050
                                                       ------------     -----------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     93,501,295      58,805,362         77,982
                                                       ------------     -----------        -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 87,915,700     $53,454,972        $78,987
                                                       ============     ===========        =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          PIMCO VARIABLE        PIMCO VARIABLE     PIMCO VARIABLE
                                                          INSURANCE TRUST       INSURANCE TRUST   INSURANCE TRUST
                                                      COMMODITYREALRETURN(R)   EMERGING MARKETS     REAL RETURN
                                                        STRATEGY PORTFOLIO      BOND PORTFOLIO       PORTFOLIO
                                                     ------------------------ ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................         $224,484              $101,140           $111,916
 Expenses:
  Less: Asset-based charges.........................           20,197                31,772             53,965
                                                             --------              --------           --------
NET INVESTMENT INCOME (LOSS)........................          204,287                69,368             57,951
                                                             --------              --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           (3,804)               33,647             25,810
  Realized gain distribution from The Trusts........           61,851                    --              9,017
                                                             --------              --------           --------
 Net realized gain (loss)...........................           58,047                33,647             34,827
                                                             --------              --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................          350,502               (12,577)           (50,511)
                                                             --------              --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          408,549                21,070            (15,684)
                                                             --------              --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................         $612,836              $ 90,438           $ 42,267
                                                             ========              ========           ========


                                                      PIMCO VARIABLE
                                                      INSURANCE TRUST
                                                       TOTAL RETURN    PROFUND VP    PROFUND VP
                                                         PORTFOLIO        BEAR      BIOTECHNOLOGY
                                                     ---------------- ------------ --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $ 686,369      $     --       $    --
 Expenses:
  Less: Asset-based charges.........................      126,821         3,972         3,975
                                                        ---------      --------       -------
NET INVESTMENT INCOME (LOSS)........................      559,548        (3,972)       (3,975)
                                                        ---------      --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       23,645       (14,568)       (2,698)
  Realized gain distribution from The Trusts........      180,733            --            --
                                                        ---------      --------       -------
 Net realized gain (loss)...........................      204,378       (14,568)       (2,698)
                                                        ---------      --------       -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     (666,627)      (62,175)       27,806
                                                        ---------      --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     (462,249)      (76,743)       25,108
                                                        ---------      --------       -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $  97,299      $(80,715)      $21,133
                                                        =========      ========       =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       T. ROWE PRICE         TEMPLETON
                                                      HEALTH SCIENCES   DEVELOPING MARKETS
                                                         PORTFOLIO        SECURITIES FUND
                                                     ----------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $      --           $ 16,837
 Expenses:
  Less: Asset-based charges.........................        10,824             18,021
                                                         ---------           --------
NET INVESTMENT INCOME (LOSS)........................       (10,824)            (1,184)
                                                         ---------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         1,136              2,508
  Realized gain distribution from The Trusts........            --                 --
                                                         ---------           --------
 Net realized gain (loss)...........................         1,136              2,508
                                                         ---------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       172,997            363,435
                                                         ---------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       174,133            365,943
                                                         ---------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 163,309           $364,759
                                                         =========           ========


                                                      TEMPLETON FOREIGN     TEMPLETON GLOBAL
                                                       SECURITIES FUND    BOND SECURITIES FUND
                                                     ------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $ 13,075             $  58,397
 Expenses:
  Less: Asset-based charges.........................        14,534                89,468
                                                          --------             ---------
NET INVESTMENT INCOME (LOSS)........................        (1,459)              (31,071)
                                                          --------             ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         1,659                26,536
  Realized gain distribution from The Trusts........            --                10,564
                                                          --------             ---------
 Net realized gain (loss)...........................         1,659                37,100
                                                          --------             ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................       264,898               580,760
                                                          --------             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       266,557               617,860
                                                          --------             ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $265,098             $ 586,789
                                                          ========             =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                              VAN ECK VIP
                                                        TEMPLETON GROWTH      GLOBAL HARD
                                                         SECURITIES FUND      ASSETS FUND
                                                       ------------------   --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $ 3,269           $      175
 Expenses:
  Less: Asset-based charges.........................          3,804               34,446
                                                            -------           ----------
NET INVESTMENT INCOME (LOSS)........................           (535)             (34,271)
                                                            -------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............             42                9,870
  Realized gain distribution from The Trusts........             --                   --
                                                            -------           ----------
 Net realized gain (loss)...........................             42                9,870
                                                            -------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         46,348            1,322,197
                                                            -------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         46,390            1,332,067
                                                            -------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $45,855           $1,297,796
                                                            =======           ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                              ALLIANCEBERNSTEIN VPS
                                                          ALL ASSET              BALANCED WEALTH
                                                       ALLOCATION* (b)       STRATEGY PORTFOLIO (c)
                                                  ------------------------- ------------------------
                                                       2010         2009              2010
                                                  -------------- ---------- ------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   17,226    $   222          $  (2,202)
 Net realized gain (loss) on investments.........       36,275        150              2,320
 Change in unrealized appreciation
  (depreciation) of investments..................       98,495        196             82,744
                                                    ----------    -------          ---------
 Net Increase (decrease) in net assets from
  operations.....................................      151,996        568             82,862
                                                    ----------    -------          ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    1,556,159         --          1,019,897
  Transfers between funds including
   guaranteed interest account, net..............       38,996         --            919,382
  Transfers for contract benefits and
   terminations..................................      (17,798)        --             (4,561)
  Contract maintenance charges...................           --         --                 --
                                                    ----------    -------          ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................    1,577,357         --          1,934,718
                                                    ----------    -------          ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           58      9,942                 83
                                                    ----------    -------          ---------
INCREASE (DECREASE) IN NET ASSETS................    1,729,411     10,510          2,017,663
NET ASSETS -- BEGINNING OF PERIOD................       10,510         --                 --
                                                    ----------    -------          ---------
NET ASSETS -- END OF PERIOD......................   $1,739,921    $10,510          $2,017,663
                                                    ==========    =======          ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          176         --                 --
 Redeemed........................................          (26)        --                 --
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................          150         --                 --
                                                    ==========    =======          =========
UNIT ACTIVITY CLASS B
 Issued..........................................           --         --                189
 Redeemed........................................           --         --                 (5)
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................           --         --                184
                                                    ==========    =======          =========
UNIT ACTIVITY CLASS II
 Issued..........................................           --         --                 --
 Redeemed........................................           --         --                 --
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................           --         --                 --
                                                    ==========    =======          =========


                                                   ALLIANCEBERNSTEIN VPS
                                                       INTERNATIONAL         AMERICAN CENTURY VP
                                                    GROWTH PORTFOLIO (c)   LARGE COMPANY VALUE (c)
                                                  ----------------------- ------------------------
                                                            2010                    2010
                                                  ----------------------- ------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................       $  (3,576)                $   252
 Net realized gain (loss) on investments.........            (755)                   (490)
 Change in unrealized appreciation
  (depreciation) of investments..................         125,947                  30,689
                                                        ---------                 -------
 Net Increase (decrease) in net assets from
  operations.....................................         121,616                  30,451
                                                        ---------                 -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       1,306,392                 332,505
  Transfers between funds including
   guaranteed interest account, net..............         209,685                  22,713
  Transfers for contract benefits and
   terminations..................................         (17,198)                   (570)
  Contract maintenance charges...................              --                      --
                                                        ---------                 -------
 Net increase (decrease) in net assets from
  contractowners transactions....................       1,498,879                 354,648
                                                        ---------                 -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             200                      13
                                                        ---------                 -------
INCREASE (DECREASE) IN NET ASSETS................       1,620,695                 385,112
NET ASSETS -- BEGINNING OF PERIOD................              --                      --
                                                        ---------                 -------
NET ASSETS -- END OF PERIOD......................       $1,620,695                $385,112
                                                        ==========                ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                      --
 Redeemed........................................              --                      --
                                                        ---------                 -------
 Net Increase (Decrease).........................              --                      --
                                                        =========                 =======
UNIT ACTIVITY CLASS B
 Issued..........................................             146                      --
 Redeemed........................................              (2)                     --
                                                        ---------                 -------
 Net Increase (Decrease).........................             144                      --
                                                        =========                 =======
UNIT ACTIVITY CLASS II
 Issued..........................................              --                      38
 Redeemed........................................              --                      (3)
                                                        ---------                 -------
 Net Increase (Decrease).........................              --                      35
                                                        =========                 =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        AMERICAN CENTURY VP                    AXA AGGRESSIVE
                                                         MID CAP VALUE (b)                      ALLOCATION*
                                                    ----------------------------   --------------------------------------
                                                          2010           2009             2010                 2009
                                                    ---------------   ----------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  16,016         $  3         $    1,237,581      $  (12,702,194)
 Net realized gain (loss) on investments.........         4,713           --           (183,275,248)         61,901,922
 Change in unrealized appreciation
  (depreciation) of investments..................       228,547          (11)           488,754,760         553,620,619
                                                      -----------       -----        --------------      --------------
 Net Increase (decrease) in net assets from
  operations.....................................       249,276             (8)         306,717,093         602,820,347
                                                      -----------       -------      --------------      --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     2,177,407          959             57,279,993         223,542,346
  Transfers between funds including
   guaranteed interest account, net..............       238,487           --            (42,877,100)         13,000,917
  Transfers for contract benefits and
   terminations..................................       (12,519)          --           (112,599,987)        (85,123,342)
  Contract maintenance charges...................              (3)        --            (42,528,483)        (39,107,266)
                                                      ------------      ------       --------------      --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     2,403,372          959           (140,725,577)        112,312,655
                                                      -----------       ------       --------------      --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           401           --                 46,647             (46,646)
                                                      -----------       ------       --------------      --------------
INCREASE (DECREASE) IN NET ASSETS................     2,653,049          951            166,038,163         715,086,356
NET ASSETS -- BEGINNING OF PERIOD................           951           --          2,913,718,059       2,198,631,703
                                                      -----------       ------       --------------      --------------
NET ASSETS -- END OF PERIOD......................     $2,654,000        $951         $3,079,756,222      $2,913,718,059
                                                      ===========       ======       ==============      ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --           --                    747                   3
 Redeemed........................................            --           --                    (64)                 --
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................            --           --                    683                   3
                                                      ===========       ======       ==============      ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            --           --                 24,724              56,105
 Redeemed........................................            --           --                 38,947)            (41,587)
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................            --           --                (14,223)             14,518
                                                      ===========       ======       ==============      ==============
UNIT ACTIVITY CLASS II
 Issued..........................................           227           --                     --                  --
 Redeemed........................................           (11)          --                     --                  --
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................           216           --                     --                  --
                                                      ===========       ======       ==============      ==============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA BALANCED
                                                             STRATEGY*
                                                  --------------------------------
                                                        2010             2009
                                                  ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  1,558,963     $   680,479
 Net realized gain (loss) on investments.........      3,038,358         535,902
 Change in unrealized appreciation
  (depreciation) of investments..................     25,097,789         754,528
                                                    ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................     29,695,110       1,970,909
                                                    ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    286,440,355      79,291,653
  Transfers between funds including
   guaranteed interest account, net..............    107,637,066      12,046,790
  Transfers for contract benefits and
   terminations..................................     (6,650,152)       (130,041)
  Contract maintenance charges...................     (1,587,725)            (70)
                                                    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    385,839,544      91,208,332
                                                    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --         110,000
                                                    ------------     -----------
INCREASE (DECREASE) IN NET ASSETS................    415,534,654      93,289,241
NET ASSETS -- BEGINNING OF PERIOD................     93,289,241              --
                                                    ------------     -----------
NET ASSETS -- END OF PERIOD......................   $508,823,895     $93,289,241
                                                    ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         35,947           8,389
 Redeemed........................................           (987)           (114)
                                                    ------------     -----------
 Net Increase (Decrease).........................         34,960           8,275
                                                    ============     ===========


                                                            AXA CONSERVATIVE                    AXA CONSERVATIVE
                                                               ALLOCATION*                    GROWTH STRATEGY* (a)
                                                  ------------------------------------- --------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   11,943,707     $   14,638,419     $    732,121     $   516,178
 Net realized gain (loss) on investments.........       82,637,023        (23,216,373)       2,077,241         244,365
 Change in unrealized appreciation
  (depreciation) of investments..................       19,959,612        157,791,510       11,327,306          82,731
                                                    --------------     --------------     ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................      114,540,342        149,213,556       14,136,668         843,274
                                                    --------------     --------------     ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       34,502,814        152,514,419      164,337,470      45,961,434
  Transfers between funds including
   guaranteed interest account, net..............       97,950,678        377,779,118       55,232,659       7,104,601
  Transfers for contract benefits and
   terminations..................................     (141,170,509)      (104,850,458)      (2,950,650)       (106,386)
  Contract maintenance charges...................      (27,914,777)       (22,090,232)        (881,518)            (21)
                                                    --------------     --------------     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (36,631,794)       403,352,847      215,737,961      52,959,628
                                                    --------------     --------------     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --               --         100,000
                                                    --------------     --------------     ------------     -----------
INCREASE (DECREASE) IN NET ASSETS................       77,908,548        552,566,403      229,874,629      53,902,902
NET ASSETS -- BEGINNING OF PERIOD................    1,893,334,755      1,340,768,352       53,902,902              --
                                                    --------------     --------------     ------------     -----------
NET ASSETS -- END OF PERIOD......................   $1,971,243,303     $1,893,334,755     $283,777,531     $53,902,902
                                                    ==============     ==============     ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           58,746             93,356           20,969           4,880
 Redeemed........................................          (61,204)           (53,577)          (1,159)            (47)
                                                    --------------     --------------     ------------     -----------
 Net Increase (Decrease).........................           (2,458)            39,779           19,810           4,833
                                                    ==============     ==============     ============     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA CONSERVATIVE
                                                            STRATEGY* (a)
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    509,538     $  412,192
 Net realized gain (loss) on investments.........      1,497,382         86,596
 Change in unrealized appreciation
  (depreciation) of investments..................      3,082,030       (299,450)
                                                    ------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................      5,088,950        199,338
                                                    ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     96,361,197     27,686,539
  Transfers between funds including
   guaranteed interest account, net..............     35,030,226      5,307,743
  Transfers for contract benefits and
   terminations..................................     (2,613,889)      (122,238)
  Contract maintenance charges...................       (583,274)              (2)
                                                    ------------     -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    128,194,260     32,872,042
                                                    ------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --         99,999
                                                    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS................    133,283,210     33,171,379
NET ASSETS -- BEGINNING OF PERIOD................     33,171,379             --
                                                    ------------     ------------
NET ASSETS -- END OF PERIOD......................   $166,454,589     $33,171,379
                                                    ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         13,891          3,191
 Redeemed........................................         (1,857)           (82)
                                                    ------------     ------------
 Net Increase (Decrease).........................         12,034          3,109
                                                    ============     ============


                                                          AXA CONSERVATIVE-PLUS                    AXA GROWTH
                                                               ALLOCATION*                          STRATEGY*
                                                  ------------------------------------- ---------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    8,519,169     $    7,051,983    $     245,083     $    770,493
 Net realized gain (loss) on investments.........        3,669,876         29,554,658        5,179,874          955,020
 Change in unrealized appreciation
  (depreciation) of investments..................      115,049,961        156,537,422       40,955,455        3,895,194
                                                    --------------     --------------    -------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................      127,239,006        193,144,063       46,380,412        5,620,707
                                                    --------------     --------------    -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       25,750,062        144,801,364      262,893,896      169,843,492
  Transfers between funds including
   guaranteed interest account, net..............       66,165,400        205,477,444       80,199,789       21,199,210
  Transfers for contract benefits and
   terminations..................................     (103,642,385)       (84,418,936)     (10,860,582)        (523,922)
  Contract maintenance charges...................      (22,368,763)       (18,367,816)      (2,951,613)            (297)
                                                    --------------     --------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (34,095,686)       247,492,056      329,281,490      190,518,483
                                                    --------------     --------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --             14,000               --          110,000
                                                    --------------     --------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS................       93,143,320        440,650,119      375,661,902      196,249,190
NET ASSETS -- BEGINNING OF PERIOD................    1,682,568,824      1,241,918,705      196,249,190               --
                                                    --------------     --------------    -------------     ------------
NET ASSETS -- END OF PERIOD......................   $1,775,712,144     $1,682,568,824    $ 571,911,092     $196,249,190
                                                    ==============     ==============    =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           22,128             49,081           29,149           16,746
 Redeemed........................................          (24,771)           (23,515)          (1,355)             (56)
                                                    --------------     --------------    -------------     ------------
 Net Increase (Decrease).........................           (2,643)            25,566           27,794           16,690
                                                    ==============     ==============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA MODERATE
                                                               ALLOCATION*
                                                  -------------------------------------
                                                         2010               2009
                                                  ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   45,939,329     $   (2,683,945)
 Net realized gain (loss) on investments.........       26,004,908        308,688,363
 Change in unrealized appreciation
  (depreciation) of investments..................      505,050,402        647,151,022
                                                    --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................      576,994,639        953,155,440
                                                    --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      135,214,704        659,910,353
  Transfers between funds including
   guaranteed interest account, net..............      183,875,060        593,807,303
  Transfers for contract benefits and
   terminations..................................     (419,993,785)      (325,164,385)
  Contract maintenance charges...................      (93,873,612)       (78,875,394)
                                                    --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (194,777,633)       849,677,877
                                                    --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --              9,500
                                                    --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................      382,217,006      1,802,842,817
NET ASSETS -- BEGINNING OF PERIOD................    7,164,863,009      5,362,020,192
                                                    --------------     --------------
NET ASSETS -- END OF PERIOD......................   $7,547,080,015     $7,164,863,009
                                                    ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            1,488                  2
 Redeemed........................................             (185)                --
                                                    --------------     --------------
 Net Increase (Decrease).........................            1,303                  2
                                                    ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................           28,668            104,723
 Redeemed........................................          (43,089)           (33,617)
                                                    --------------     --------------
 Net Increase (Decrease).........................          (14,421)            71,106
                                                    ==============     ==============


                                                             AXA MODERATE                        AXA MODERATE-PLUS
                                                           GROWTH STRATEGY*                         ALLOCATION*
                                                  ----------------------------------- ---------------------------------------
                                                         2010              2009               2010                2009
                                                  ------------------ ---------------- ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    3,641,728     $  1,173,723     $    20,678,827     $   (12,989,843)
 Net realized gain (loss) on investments.........        7,394,378        1,201,181         (31,869,033)        560,417,021
 Change in unrealized appreciation
  (depreciation) of investments..................       72,357,490        3,128,717         996,339,245       1,232,444,209
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (decrease) in net assets from
  operations.....................................       83,393,596        5,503,621         985,149,039       1,779,871,387
                                                    --------------     ------------     ---------------     ---------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      778,781,950      189,621,506         189,796,564         715,346,985
  Transfers between funds including
   guaranteed interest account, net..............      210,400,988       19,930,669          (8,733,977)        298,695,560
  Transfers for contract benefits and
   terminations..................................      (14,830,252)        (335,398)       (507,089,356)       (374,477,153)
  Contract maintenance charges...................       (3,285,544)             (44)       (149,144,879)       (134,003,544)
                                                    --------------     ------------     ---------------     ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      971,067,142      209,216,733        (475,171,648)        505,561,848
                                                    --------------     ------------     ---------------     ---------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --          100,000              53,353             110,647
                                                    --------------     ------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS................    1,054,460,738      214,820,354         510,030,744       2,285,543,882
NET ASSETS -- BEGINNING OF PERIOD................      214,820,354               --      10,483,378,281       8,197,834,399
                                                    --------------     ------------     ---------------     ---------------
NET ASSETS -- END OF PERIOD......................   $1,269,281,092     $214,820,354     $10,993,409,025     $10,483,378,281
                                                    ==============     ============     ===============     ===============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               --               --               1,521                  33
 Redeemed........................................               --               --                (153)                 --
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (Decrease).........................               --               --               1,368                  33
                                                    ==============     ============     ===============     ===============
UNIT ACTIVITY CLASS B
 Issued..........................................           89,688           18,446              33,233             123,441
 Redeemed........................................           (1,427)             (75)            (76,111)            (68,006)
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (Decrease).........................           88,261           18,371             (42,878)             55,435
                                                    ==============     ============     ===============     ===============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA TACTICAL
                                                       MANAGER 2000* (a)
                                                  ---------------------------
                                                        2010          2009
                                                  --------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (124,903)   $     35
 Net realized gain (loss) on investments.........       717,005          --
 Change in unrealized appreciation
  (depreciation) of investments..................     2,895,878      28,896
                                                    -----------    --------
 Net Increase (decrease) in net assets from
  operations.....................................     3,487,980      28,931
                                                    -----------    --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    17,711,767      78,016
  Transfers between funds including
   guaranteed interest account, net..............     3,788,315          --
  Transfers for contract benefits and
   terminations..................................      (133,831)         --
  Contract maintenance charges...................        (1,717)         --
                                                    -----------    --------
 Net increase (decrease) in net assets from
  contractowners transactions....................    21,364,534      78,016
                                                    -----------    --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --     110,000
                                                    -----------    --------
INCREASE (DECREASE) IN NET ASSETS................    24,852,514     216,947
NET ASSETS -- BEGINNING OF PERIOD................       216,947          --
                                                    -----------    --------
NET ASSETS -- END OF PERIOD......................   $25,069,461    $216,947
                                                    ===========    ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         1,952           7
 Redeemed........................................           (54)         --
                                                    -----------    --------
 Net Increase (Decrease).........................         1,898           7
                                                    ===========    ========


                                                         AXA TACTICAL                AXA TACTICAL
                                                       MANAGER 400* (a)            MANAGER 500* (a)
                                                  --------------------------- ---------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (118,323)   $    (16)    $  (156,106)   $    180
 Net realized gain (loss) on investments.........       531,531          --         893,504          --
 Change in unrealized appreciation
  (depreciation) of investments..................     2,433,989      29,782       4,055,677      26,443
                                                    -----------    --------     -----------    --------
 Net Increase (decrease) in net assets from
  operations.....................................     2,847,197      29,766       4,793,075      26,623
                                                    -----------    --------     -----------    --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    16,285,089      74,833      36,932,071     260,178
  Transfers between funds including
   guaranteed interest account, net..............     3,405,657          --       9,647,240          --
  Transfers for contract benefits and
   terminations..................................      (104,611)         --        (213,949)         --
  Contract maintenance charges...................        (1,448)         --          (4,978)         --
                                                    -----------    --------     -----------    --------
 Net increase (decrease) in net assets from
  contractowners transactions....................    19,584,687      74,833      46,360,384     260,178
                                                    -----------    --------     -----------    --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --     110,000              --     110,000
                                                    -----------    --------     -----------    --------
INCREASE (DECREASE) IN NET ASSETS................    22,431,884     214,599      51,153,459     396,801
NET ASSETS -- BEGINNING OF PERIOD................       214,599          --         396,801          --
                                                    -----------    --------     -----------    --------
NET ASSETS -- END OF PERIOD......................   $22,646,483    $214,599     $51,550,260    $396,801
                                                    ===========    ========     ===========    ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         1,811           7           4,608          25
 Redeemed........................................           (43)         --             (91)         --
                                                    -----------    --------     -----------    --------
 Net Increase (Decrease).........................         1,768           7           4,517          25
                                                    ===========    ========     ===========    ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA TACTICAL
                                                            MANAGER                 BLACKROCK GLOBAL          BLACKROCK LARGE
                                                      INTERNATIONAL* (a)          ALLOCATION V.I. FUND      CAP GROWTH V.I. FUND
                                                  --------------------------- ---------------------------- ---------------------
                                                        2010          2009          2010           2009             2010
                                                  --------------- ----------- ---------------- ----------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (13,028)   $    704     $   72,117      $  1,079        $   (2,258)
 Net realized gain (loss) on investments.........        94,043         715         96,644            --               803
 Change in unrealized appreciation
  (depreciation) of investments..................     3,313,728      24,414      1,231,110        (2,268)          174,217
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................     3,394,743      25,833      1,399,871        (1,189)          172,762
                                                    -----------    --------     ----------      --------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    32,319,285      79,714     16,983,431       644,972         1,392,473
  Transfers between funds including
   guaranteed interest account, net..............     7,114,950          --      1,463,147            --           292,652
  Transfers for contract benefits and
   terminations..................................      (274,668)         --       (428,281)           --           (12,286)
  Contract maintenance charges...................        (1,497)         --             (3)           --                --
                                                    -----------    --------     ----------      --------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    39,158,070      79,714     18,018,294       644,972         1,672,839
                                                    -----------    --------     ----------      --------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       (24,170)    110,000          1,476            25                --
                                                    -----------    --------     ----------      --------        ----------
INCREASE (DECREASE) IN NET ASSETS................    42,528,643     215,547     19,419,641       643,808         1,845,601
NET ASSETS -- BEGINNING OF PERIOD................       215,547          --        643,808            --                --
                                                    -----------    --------     ----------      --------        ----------
NET ASSETS -- END OF PERIOD......................   $42,744,190    $215,547     $20,063,449     $643,808        $1,845,601
                                                    ===========    ========     ============    ========        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         4,218           8             --            --                --
 Redeemed........................................           (93)         --             --            --                --
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (Decrease).........................         4,125           8             --            --                --
                                                    ===========    ========     ==========      ========        ==========
UNIT ACTIVITY CLASS III
 Issued..........................................            --          --          1,964            63               170
 Redeemed........................................            --          --           (196)           --               (12)
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (Decrease).........................            --          --          1,768            63               158
                                                    ===========    ========     ==========      ========        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/ALLIANCEBERNSTEIN
                                                            INTERNATIONAL*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  4,998,147      $   5,690,996
 Net realized gain (loss) on investments.........    (75,518,603)       (91,509,083)
 Change in unrealized appreciation
  (depreciation) of investments..................     91,853,963        232,468,311
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     21,333,507        146,650,224
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     13,350,290         25,408,173
  Transfers between funds including
   guaranteed interest account, net..............    (32,985,851)       (40,078,664)
  Transfers for contract benefits and
   terminations..................................    (31,609,278)       (26,744,869)
  Contract maintenance charges...................     (9,184,793)        (9,506,547)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (60,429,632)       (50,921,907)
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --             35,500
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................    (39,096,125)        95,763,817
NET ASSETS -- BEGINNING OF PERIOD................    703,752,433        607,988,616
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $664,656,308      $ 703,752,433
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            106                 --
 Redeemed........................................             (4)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................            102                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,302              6,780
 Redeemed........................................         (9,558)           (11,521)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (5,256)            (4,741)
                                                    ============      =============


                                                        EQ/ALLIANCEBERNSTEIN                 EQ/AXA FRANKLIN
                                                          SMALL CAP GROWTH*               SMALL CAP VALUE CORE*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (5,401,799)   $  (4,310,132)    $ (1,437,540)   $    (384,619)
 Net realized gain (loss) on investments.........    (10,937,416)     (34,343,729)       2,335,672      (17,913,800)
 Change in unrealized appreciation
  (depreciation) of investments..................    121,150,323      128,581,249       22,255,032       38,569,835
                                                   -------------    -------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................    104,811,108       89,927,388       23,153,164       20,271,416
                                                   -------------    -------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,745,606       11,021,593        7,605,922       14,311,029
  Transfers between funds including
   guaranteed interest account, net..............     34,772,189      (19,645,959)       7,982,897       (1,956,707)
  Transfers for contract benefits and
   terminations..................................    (21,517,303)     (15,544,293)      (4,321,503)      (3,890,916)
  Contract maintenance charges...................     (4,570,443)      (4,041,448)      (1,686,092)      (1,258,682)
                                                   -------------    -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     17,430,049      (28,210,107)       9,581,224        7,204,724
                                                   -------------    -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         20,590           14,000               --                3
                                                   -------------    -------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    122,261,747       61,731,281       32,734,388       27,476,143
NET ASSETS -- BEGINNING OF PERIOD................    342,153,224      280,421,943      102,007,181       74,531,038
                                                   -------------    -------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 464,414,971    $ 342,153,224     $134,741,569    $ 102,007,181
                                                   =============    =============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            202               --              121               --
 Redeemed........................................            (34)              --              (12)              --
                                                   -------------    -------------     ------------    -------------
 Net Increase (Decrease).........................            168               --              109               --
                                                   =============    =============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,853            3,574            4,561            6,410
 Redeemed........................................         (4,953)          (5,924)          (3,705)          (5,439)
                                                   -------------    -------------     ------------    -------------
 Net Increase (Decrease).........................            900           (2,350)             856              971
                                                   =============    =============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/BLACKROCK                      EQ/BLACKROCK
                                                         BASIC VALUE EQUITY*              INTERNATIONAL VALUE*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (1,238,006)   $   7,754,718    $  (4,996,923)   $   3,882,645
 Net realized gain (loss) on investments.........    (24,211,249)     (35,090,646)     (46,214,094)     (48,807,629)
 Change in unrealized appreciation
  (depreciation) of investments..................    107,145,393      189,036,589       79,693,302      208,617,978
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     81,696,138      161,700,661       28,482,285      163,692,994
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     37,720,972       47,095,848       19,881,418       26,971,529
  Transfers between funds including
   guaranteed interest account, net..............     46,309,976       51,752,878       (2,706,603)      (1,068,641)
  Transfers for contract benefits and
   terminations..................................    (40,757,628)     (29,184,159)     (39,464,023)     (30,573,768)
  Contract maintenance charges...................     (9,928,004)      (8,147,908)      (8,865,559)      (8,607,247)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     33,345,316       61,516,659      (31,154,767)     (13,278,127)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             16           28,000           12,971               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    115,041,470      223,245,320       (2,659,511)     150,414,867
NET ASSETS -- BEGINNING OF PERIOD................    745,511,467      522,266,147      743,302,875      592,888,008
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 860,552,937    $ 745,511,467    $ 740,643,364    $ 743,302,875
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          1,091               --              411                1
 Redeemed........................................            (21)              --             (121)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,070               --              290                1
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          9,124           12,385            5,876            6,779
 Redeemed........................................         (6,912)          (6,336)          (8,184)          (7,696)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          2,212            6,049           (2,308)            (917)
                                                   =============    =============    =============    =============



                                                          EQ/BOSTON ADVISORS
                                                            EQUITY INCOME*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  1,884,905      $   1,779,765
 Net realized gain (loss) on investments.........    (13,445,593)       (25,947,444)
 Change in unrealized appreciation
  (depreciation) of investments..................     37,462,138         43,864,420
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     25,901,450         19,696,741
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,028,539         18,478,474
  Transfers between funds including
   guaranteed interest account, net..............     10,108,616         (4,971,161)
  Transfers for contract benefits and
   terminations..................................     (9,191,527)        (6,227,957)
  Contract maintenance charges...................     (2,552,463)        (2,312,153)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      7,393,165          4,967,203
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     33,294,615         24,663,944
NET ASSETS -- BEGINNING OF PERIOD................    182,135,061        157,471,117
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $215,429,676      $ 182,135,061
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             86                 --
 Redeemed........................................             (9)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................             77                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................         10,933             14,993
 Redeemed........................................         (8,648)           (11,017)
                                                    ------------      -------------
 Net Increase (Decrease).........................          2,285              3,976
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/CALVERT                       EQ/CAPITAL
                                                       SOCIALLY RESPONSIBLE*              GUARDIAN GROWTH*
                                                  ------------------------------- ---------------------------------
                                                        2010            2009            2010             2009
                                                  --------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (632,416)   $   (474,190)   $  (3,428,417)   $  (3,324,947)
 Net realized gain (loss) on investments.........    (2,591,833)     (3,614,940)      (6,346,066)     (17,504,333)
 Change in unrealized appreciation
  (depreciation) of investments..................     7,974,772      14,488,579       43,790,728      101,412,213
                                                   ------------    ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     4,750,523      10,399,449       34,016,245       80,582,933
                                                   ------------    ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       766,100       1,296,389        4,807,103       10,812,945
  Transfers between funds including
   guaranteed interest account, net..............    (1,524,027)         77,436       (6,168,774)      (9,163,405)
  Transfers for contract benefits and
   terminations..................................    (2,149,040)     (1,594,732)     (16,983,647)     (14,604,093)
  Contract maintenance charges...................      (616,504)       (592,183)      (4,195,699)      (4,076,869)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (3,523,471)       (813,090)     (22,541,017)     (17,031,422)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     1,227,052       9,586,359       11,475,228       63,551,511
NET ASSETS -- BEGINNING OF PERIOD................    45,680,783      36,094,424      327,490,730      263,939,219
                                                   ------------    ------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 46,907,835    $ 45,680,783    $ 338,965,958    $ 327,490,730
                                                   ============    ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --              --              103               --
 Redeemed........................................            --              --              (28)              --
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease).........................            --              --               75               --
                                                   ============    ============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................           807             760            1,808            3,817
 Redeemed........................................        (1,240)           (900)          (4,176)          (5,720)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease).........................          (433)           (140)          (2,368)          (1,903)
                                                   ============    ============    =============    =============


                                                              EQ/CAPITAL
                                                          GUARDIAN RESEARCH*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (6,039,987)     $  (2,379,917)
 Net realized gain (loss) on investments.........     (9,628,458)       (36,538,854)
 Change in unrealized appreciation
  (depreciation) of investments..................    129,006,990        244,976,815
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................    113,338,545        206,058,044
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     10,972,286         14,307,833
  Transfers between funds including
   guaranteed interest account, net..............    (32,703,851)       (34,828,972)
  Transfers for contract benefits and
   terminations..................................    (58,486,215)       (50,856,646)
  Contract maintenance charges...................    (10,117,724)       (10,184,939)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (90,335,504)       (81,562,724)
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                  3
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     23,003,041        124,495,317
NET ASSETS -- BEGINNING OF PERIOD................    882,287,500        757,792,183
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $905,290,541      $ 882,287,500
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             55                 --
 Redeemed........................................             (5)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................             50                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,521              3,268
 Redeemed........................................        (10,327)           (13,083)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (8,806)            (9,815)
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/COMMON                            EQ/CORE
                                                          STOCK INDEX* (l)                     BOND INDEX* (j)
                                                  --------------------------------- -------------------------------------
                                                        2010             2009              2010               2009
                                                  ---------------- ---------------- ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (1,433,395)   $   2,301,315     $    8,448,026     $   10,471,800
 Net realized gain (loss) on investments.........    (23,550,500)     (47,722,505)       (27,611,329)       (41,741,742)
 Change in unrealized appreciation
  (depreciation) of investments..................    126,777,315      205,511,015         62,747,112         36,863,152
                                                   -------------    -------------     --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................    101,793,420      160,089,825         43,583,809          5,593,210
                                                   -------------    -------------     --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     15,442,258       27,411,518        112,195,063         54,084,596
  Transfers between funds including
   guaranteed interest account, net..............    (31,908,979)      16,577,675         19,349,652        116,014,734
  Transfers for contract benefits and
   terminations..................................    (47,102,983)     (36,812,734)       (74,192,447)       (64,156,687)
  Contract maintenance charges...................     (9,488,582)      (8,842,041)       (12,009,051)       (10,743,977)
                                                   -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (73,058,286)      (1,665,582)        45,343,217         95,198,666
                                                   -------------    -------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         39,999           52,999              3,576             (4,574)
                                                   -------------    -------------     --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................     28,775,133      158,477,242         88,930,602        100,787,302
NET ASSETS -- BEGINNING OF PERIOD................    776,122,431      617,645,189      1,014,132,349        913,345,047
                                                   -------------    -------------     --------------     --------------
NET ASSETS -- END OF PERIOD......................  $ 804,897,564    $ 776,122,431     $1,103,062,951     $1,014,132,349
                                                   =============    =============     ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            116               --                 --                 --
 Redeemed........................................            (23)              --                 --                 --
                                                   -------------    -------------     --------------     --------------
 Net Increase (Decrease).........................             93               --                 --                 --
                                                   =============    =============     ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,839           18,068             24,443             45,162
 Redeemed........................................         (5,231)         (16,682)           (19,150)           (35,945)
                                                   -------------    -------------     --------------     --------------
 Net Increase (Decrease).........................         (3,392)           1,386              5,293              9,217
                                                   =============    =============     ==============     ==============


                                                             EQ/DAVIS NEW
                                                             YORK VENTURE*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (2,337,987)     $     640,433
 Net realized gain (loss) on investments.........    (14,273,215)       (26,279,448)
 Change in unrealized appreciation
  (depreciation) of investments..................     49,500,530        105,138,412
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     32,889,328         79,499,397
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     10,689,753         20,370,499
  Transfers between funds including
   guaranteed interest account, net..............     (2,032,940)        10,733,646
  Transfers for contract benefits and
   terminations..................................    (14,213,298)       (10,072,230)
  Contract maintenance charges...................     (5,004,651)        (4,411,886)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (10,561,136)        16,620,029
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              1              8,002
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     22,328,193         96,127,428
NET ASSETS -- BEGINNING OF PERIOD................    339,037,397        242,909,969
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $361,365,590      $ 339,037,397
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            352                 --
 Redeemed........................................             (4)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................            348                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,670              9,250
 Redeemed........................................         (6,330)            (6,767)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (1,660)             2,483
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/EQUITY 500 INDEX*                 EQ/EQUITY GROWTH PLUS*
                                                  ------------------------------------- -------------------------------------
                                                         2010               2009               2010               2009
                                                  ------------------ ------------------ ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $     (375,029)    $    4,911,710     $  (14,559,688)    $   (7,263,176)
 Net realized gain (loss) on investments.........      (24,017,262)       (58,830,916)       (22,200,303)       (52,280,543)
 Change in unrealized appreciation
  (depreciation) of investments..................      164,923,811        280,996,890        192,797,317        342,994,624
                                                    --------------     --------------     --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................      140,531,520        227,077,684        156,037,326        283,450,905
                                                    --------------     --------------     --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       28,693,199         71,573,078         16,093,932         43,966,701
  Transfers between funds including
   guaranteed interest account, net..............       16,276,515          5,751,524       (121,876,697)       (83,152,124)
  Transfers for contract benefits and
   terminations..................................      (67,735,914)       (53,397,314)       (61,811,958)       (53,534,351)
  Contract maintenance charges...................      (13,651,440)       (12,149,395)       (17,034,281)       (17,627,653)
                                                    --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (36,417,640)        11,777,893       (184,629,004)      (110,347,427)
                                                    --------------     --------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           10,302             39,999                 --             (7,448)
                                                    --------------     --------------     --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................      104,124,182        238,895,576        (28,591,678)       173,096,030
NET ASSETS -- BEGINNING OF PERIOD................    1,151,672,634        912,777,058      1,316,750,750      1,143,654,720
                                                    --------------     --------------     --------------     --------------
NET ASSETS -- END OF PERIOD......................   $1,255,796,816     $1,151,672,634     $1,288,159,072     $1,316,750,750
                                                    ==============     ==============     ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              543                  3                 --                 --
 Redeemed........................................              (45)                --                 --                 --
                                                    --------------     --------------     --------------     --------------
 Net Increase (Decrease).........................              498                  3                 --                 --
                                                    ==============     ==============     ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            9,328             17,357              1,277              7,641
 Redeemed........................................          (11,078)           (13,473)           (16,247)           (17,554)
                                                    --------------     --------------     --------------     --------------
 Net Increase (Decrease).........................           (1,750)             3,884            (14,970)            (9,913)
                                                    ==============     ==============     ==============     ==============


                                                               EQ/FRANKLIN
                                                              CORE BALANCED*
                                                  --------------------------------------
                                                          2010               2009
                                                  ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    7,925,639       $ 22,140,075
 Net realized gain (loss) on investments.........      (48,297,438)       (41,977,203)
 Change in unrealized appreciation
  (depreciation) of investments..................       89,802,920        149,692,792
                                                    --------------       ------------
 Net Increase (decrease) in net assets from
  operations.....................................       49,431,121        129,855,664
                                                    --------------       ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        7,950,275         20,356,133
  Transfers between funds including
   guaranteed interest account, net..............      (71,437,251)        54,640,839
  Transfers for contract benefits and
   terminations..................................      (28,627,392)       (25,586,167)
  Contract maintenance charges...................       (8,243,350)        (7,929,027)
                                                    --------------       ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (100,357,718)        41,481,778
                                                    --------------       ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 (3)
                                                    --------------       ------------
INCREASE (DECREASE) IN NET ASSETS................      (50,926,597)       171,337,439
NET ASSETS -- BEGINNING OF PERIOD................      597,049,728        425,712,289
                                                    --------------       ------------
NET ASSETS -- END OF PERIOD......................   $  546,123,131       $597,049,728
                                                    ==============       ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               63                 --
 Redeemed........................................               (1)                --
                                                    --------------       ------------
 Net Increase (Decrease).........................               62                 --
                                                    ==============       ============
UNIT ACTIVITY CLASS B
 Issued..........................................            4,879             15,593
 Redeemed........................................          (15,898)           (10,086)
                                                    --------------       ------------
 Net Increase (Decrease).........................          (11,019)             5,507
                                                    ==============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/FRANKLIN
                                                            TEMPLETON ALLOCATION*
                                                  -----------------------------------------
                                                          2010                 2009
                                                  -------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $    6,157,195        $  10,740,102
 Net realized gain (loss) on investments.........       (48,402,797)         (68,257,655)
 Change in unrealized appreciation
  (depreciation) of investments..................       152,079,246          343,049,903
                                                     --------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................       109,833,644          285,532,350
                                                     --------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        24,331,477           73,834,498
  Transfers between funds including
   guaranteed interest account, net..............       (18,954,035)          51,895,312
  Transfers for contract benefits and
   terminations..................................       (59,358,724)         (48,492,082)
  Contract maintenance charges...................       (18,909,604)         (17,534,193)
                                                     --------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (72,890,886)          59,703,535
                                                     --------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                --                   (1)
                                                     --------------       --------------
INCREASE (DECREASE) IN NET ASSETS................        36,942,758          345,235,884
NET ASSETS -- BEGINNING OF PERIOD................     1,341,357,512          996,121,628
                                                     --------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,378,300,270       $1,341,357,512
                                                     ==============       ===============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               43                    --
 Redeemed........................................               (3)                   --
                                                     -------------        --------------
 Net Increase (Decrease).........................               40                    --
                                                     =============        ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            9,195               26,660
 Redeemed........................................          (19,113)              (15,841)
                                                     -------------        --------------
 Net Increase (Decrease).........................           (9,918)              10,819
                                                     =============        ==============


                                                          EQ/GAMCO MERGERS &                   EQ/GAMCO SMALL
                                                             ACQUISITIONS*                     COMPANY VALUE*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $(2,295,384)      $ (1,793,681)   $  (7,670,386)   $  (5,050,034)
 Net realized gain (loss) on investments.........      4,547,741         (5,766,872)       7,145,762      (22,466,131)
 Change in unrealized appreciation
  (depreciation) of investments..................      9,750,229         24,311,739      194,551,939      198,092,476
                                                     -----------       ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     12,002,586         16,751,186      194,027,315      170,576,311
                                                     -----------       ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      4,201,579          6,583,314       23,512,644       32,344,187
  Transfers between funds including
   guaranteed interest account, net..............     36,633,851         10,433,400       74,286,097       49,285,762
  Transfers for contract benefits and
   terminations..................................     (7,181,754)        (4,763,059)     (29,712,014)     (17,447,466)
  Contract maintenance charges...................     (2,260,010)        (1,934,627)      (9,812,593)      (7,485,896)
                                                     -----------       ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     31,393,666         10,319,028       58,274,134       56,696,587
                                                     -----------       ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --              1,653               --           11,001
                                                     -----------       ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     43,396,252         27,071,867      252,301,449      227,283,899
NET ASSETS -- BEGINNING OF PERIOD................    138,089,880        111,018,013      620,000,611      392,716,712
                                                     -----------       ------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................    $181,486,132      $138,089,880    $ 872,302,060    $ 620,000,611
                                                     ============      ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            166                 --            1,283                2
 Redeemed........................................             (3)                --              (50)              --
                                                     -----------       ------------    -------------    -------------
 Net Increase (Decrease).........................            163                 --            1,233                2
                                                     ===========       ============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,493              4,139            4,836            5,849
 Redeemed........................................         (3,036)            (3,222)          (3,679)          (3,498)
                                                     -----------       ------------    -------------    -------------
 Net Increase (Decrease).........................          2,457                917            1,157            2,351
                                                     ===========       ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/GLOBAL
                                                             BOND PLUS*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   6,411,792    $  (2,705,164)
 Net realized gain (loss) on investments.........    (11,435,204)     (23,317,739)
 Change in unrealized appreciation
  (depreciation) of investments..................     24,553,768       26,152,690
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     19,530,356          129,787
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,242,445       18,603,211
  Transfers between funds including
   guaranteed interest account, net..............     62,114,094        5,029,126
  Transfers for contract benefits and
   terminations..................................    (23,627,301)     (17,427,569)
  Contract maintenance charges...................     (5,907,904)      (5,422,618)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     40,821,334          782,150
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       (104,316)           1,000
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     60,247,374          912,937
NET ASSETS -- BEGINNING OF PERIOD................    414,232,053      413,319,116
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 474,479,427    $ 414,232,053
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            245                2
 Redeemed........................................           (107)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            138                2
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,764           11,490
 Redeemed........................................         (8,434)         (11,571)
                                                   -------------    -------------
 Net Increase (Decrease).........................          3,330              (81)
                                                   =============    =============


                                                                 EQ/GLOBAL                         EQ/INTERMEDIATE
                                                           MULTI-SECTOR EQUITY*                GOVERNMENT BOND INDEX*
                                                  --------------------------------------- ---------------------------------
                                                          2010                2009              2010             2009
                                                  -------------------- ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (4,071,620)      $   (1,338,538)   $    (950,110)   $  (1,837,117)
 Net realized gain (loss) on investments.........       (93,814,827)        (134,958,138)          11,700       (5,818,927)
 Change in unrealized appreciation
  (depreciation) of investments..................       195,853,821          486,494,355       10,662,192       (7,140,455)
                                                      --------------      --------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................        97,967,374          350,197,679        9,723,782      (14,796,499)
                                                      --------------      --------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        17,930,470           38,055,350       58,835,387       43,007,605
  Transfers between funds including
   guaranteed interest account, net..............       (43,139,517)          97,751,626      (14,557,934)     (27,226,727)
  Transfers for contract benefits and
   terminations..................................       (51,708,000)         (37,615,341)     (27,784,102)     (28,373,545)
  Contract maintenance charges...................       (15,496,696)         (13,705,969)      (4,338,587)      (4,494,560)
                                                     --------------       --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (92,413,743)          84,485,666       12,154,764      (17,087,227)
                                                     --------------       --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                (3)              52,000               --               --
                                                     --------------       --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................         5,553,628          434,735,345       21,878,546      (31,883,726)
NET ASSETS -- BEGINNING OF PERIOD................     1,130,853,172          696,117,827      369,786,670      401,670,396
                                                     --------------       --------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................    $1,136,406,800       $1,130,853,172    $ 391,665,216    $ 369,786,670
                                                     ==============       ==============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               192                   2               --               --
 Redeemed........................................               (20)                 --               --               --
                                                     --------------      --------------    -------------    -------------
 Net Increase (Decrease).........................               172                   2               --               --
                                                     ==============      ==============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................             5,663              18,642           15,689           14,039
 Redeemed........................................           (10,964)            (13,429)         (13,481)         (14,458)
                                                     --------------      --------------    -------------    -------------
 Net Increase (Decrease).........................            (5,301)              5,213            2,208             (419)
                                                     ===============     ===============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/INTERNATIONAL
                                                             CORE PLUS*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   2,336,295    $  10,509,388
 Net realized gain (loss) on investments.........    (38,528,670)     (46,621,982)
 Change in unrealized appreciation
  (depreciation) of investments..................     90,147,494      225,338,883
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     53,955,119      189,226,289
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     17,014,839       44,406,216
  Transfers between funds including
   guaranteed interest account, net..............     (5,643,923)      19,939,424
  Transfers for contract benefits and
   terminations..................................    (38,198,114)     (29,905,952)
  Contract maintenance charges...................     (9,621,790)      (8,681,146)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (36,448,988)      25,758,542
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         21,998           13,199
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     17,528,129      214,998,030
NET ASSETS -- BEGINNING OF PERIOD................    769,320,511      554,322,481
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 786,848,640    $ 769,320,511
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            269               --
 Redeemed........................................            (80)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            189               --
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,530           10,926
 Redeemed........................................         (8,709)          (8,760)
                                                   -------------    -------------
 Net Increase (Decrease).........................         (3,179)           2,166
                                                   =============    =============


                                                                                       EQ/INTERNATIONAL
                                                     EQ/INTERNATIONAL ETF*                  GROWTH*
                                                  ---------------------------- ---------------------------------
                                                       2010           2009           2010             2009
                                                  -------------- ------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   53,285    $  164,334    $  (1,539,936)   $    (451,268)
 Net realized gain (loss) on investments.........       77,869        64,865      (12,960,436)     (26,477,852)
 Change in unrealized appreciation
  (depreciation) of investments..................      137,277       151,754       54,538,719       92,760,178
                                                    ----------    ----------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................      268,431       380,953       40,038,347       65,831,058
                                                    ----------    ----------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      941,249            --       12,615,167       16,047,281
  Transfers between funds including
   guaranteed interest account, net..............      301,281            --       70,815,470       33,138,245
  Transfers for contract benefits and
   terminations..................................      (29,518)           --      (12,777,936)      (7,613,344)
  Contract maintenance charges...................           --            --       (4,359,648)      (3,283,507)
                                                    ----------    ----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    1,213,012            --       66,293,053       38,288,675
                                                    ----------    ----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           --            --               --               --
                                                    ----------    ----------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    1,481,443       380,953      106,331,400      104,119,733
NET ASSETS -- BEGINNING OF PERIOD................    1,984,837     1,603,884      272,167,868      168,048,135
                                                    ----------    ----------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $3,466,280    $1,984,837    $ 378,499,268    $ 272,167,868
                                                    ==========    ==========    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          137            --              270               --
 Redeemed........................................          (12)           --             (144)              --
                                                    ----------    ----------    -------------    -------------
 Net Increase (Decrease).........................          125            --              126               --
                                                    ==========    ==========    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................           --            --           11,475           10,081
 Redeemed........................................           --            --           (5,927)          (5,593)
                                                    ----------    ----------    -------------    -------------
 Net Increase (Decrease).........................           --            --            5,548            4,488
                                                    ==========    ==========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/JPMORGAN
                                                        VALUE OPPORTUNITIES*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (330,695)   $      97,821
 Net realized gain (loss) on investments.........    (15,337,191)     (29,711,065)
 Change in unrealized appreciation
  (depreciation) of investments..................     42,809,362       89,134,293
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     27,141,476       59,521,049
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,000,248        6,531,889
  Transfers between funds including
   guaranteed interest account, net..............      9,752,342          180,925
  Transfers for contract benefits and
   terminations..................................    (20,411,208)     (16,280,971)
  Contract maintenance charges...................     (2,524,569)      (2,183,887)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (4,183,187)     (11,752,044)
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     22,958,289       47,769,005
NET ASSETS -- BEGINNING OF PERIOD................    258,338,263      210,569,258
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 281,296,552    $ 258,338,263
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            173               --
 Redeemed........................................            (10)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            163               --
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,040            3,078
 Redeemed........................................         (4,472)          (4,372)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (432)          (1,294)
                                                   =============    =============



                                                            EQ/LARGE CAP                      EQ/LARGE CAP
                                                             CORE PLUS*                       GROWTH INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (703,941)   $   3,946,921    $  (1,599,272)   $   1,765,959
 Net realized gain (loss) on investments.........      5,950,445      (15,412,420)       4,081,061      (13,310,399)
 Change in unrealized appreciation
  (depreciation) of investments..................     12,483,696       42,870,315       39,038,701      100,800,552
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     17,730,200       31,404,816       41,520,490       89,256,112
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,378,773        5,079,841        8,708,376        6,243,861
  Transfers between funds including
   guaranteed interest account, net..............     (1,379,102)        (335,448)      (7,012,053)       5,339,497
  Transfers for contract benefits and
   terminations..................................    (13,141,839)     (10,302,564)     (22,541,290)     (17,160,470)
  Contract maintenance charges...................     (1,507,734)      (1,417,449)      (3,501,836)      (3,258,354)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (12,649,902)      (6,975,620)     (24,346,803)      (8,835,466)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --               --       (9,101,306)
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      5,080,298       24,429,196       17,173,687       71,319,340
NET ASSETS -- BEGINNING OF PERIOD................    153,789,501      129,360,305      317,251,600      245,932,260
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 158,869,799    $ 153,789,501    $ 334,425,287    $ 317,251,600
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              183               --
 Redeemed........................................             --               --              (28)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              155               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,377            2,386            4,253            6,245
 Redeemed........................................         (2,891)          (3,435)          (7,903)          (8,515)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,514)          (1,049)          (3,650)          (2,270)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/LARGE CAP                      EQ/LARGE CAP
                                                            GROWTH PLUS*                      VALUE INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,665,001)   $    (322,957)   $      57,450    $   6,773,224
 Net realized gain (loss) on investments.........     (2,058,115)     (12,614,811)     (17,662,023)     (27,527,716)
 Change in unrealized appreciation
  (depreciation) of investments..................     34,373,610       75,552,967       31,190,003       38,402,053
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     29,650,494       62,615,199       13,585,430       17,647,561
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,983,905       14,839,377        4,653,486        7,374,072
  Transfers between funds including
   guaranteed interest account, net..............     (8,881,962)      (3,677,177)       5,143,141        7,431,830
  Transfers for contract benefits and
   terminations..................................    (15,689,813)     (11,850,074)      (4,978,531)      (3,337,593)
  Contract maintenance charges...................     (2,688,173)      (2,477,109)      (1,671,559)      (1,422,213)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (20,276,043)      (3,164,983)       3,146,537       10,046,096
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      9,374,451       59,450,216       16,731,967       27,693,657
NET ASSETS -- BEGINNING OF PERIOD................    252,675,000      193,224,784      104,203,662       76,510,005
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 262,049,451    $ 252,675,000    $ 120,935,629    $ 104,203,662
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             93               --               93               --
 Redeemed........................................            (14)              --              (11)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             79               --               82               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,929            3,789            4,665            7,169
 Redeemed........................................         (3,524)          (4,054)          (4,280)          (4,403)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,595)            (265)             385            2,766
                                                   =============    =============    =============    =============


                                                               EQ/LARGE CAP
                                                               VALUE PLUS*
                                                  --------------------------------------
                                                          2010                2009
                                                  -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $   (3,572,302)     $     7,478,084
 Net realized gain (loss) on investments.........       (79,295,631)        (116,190,615)
 Change in unrealized appreciation
  (depreciation) of investments..................       201,532,934          296,761,284
                                                     --------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................       118,665,001          188,048,753
                                                     --------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        14,109,750           12,883,006
  Transfers between funds including
   guaranteed interest account, net..............       (57,748,572)         (59,306,982)
  Transfers for contract benefits and
   terminations..................................       (72,783,534)         (60,484,252)
  Contract maintenance charges...................       (14,517,732)         (14,986,398)
                                                     --------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (130,940,088)        (121,894,626)
                                                     --------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                --                   --
                                                     --------------       --------------
INCREASE (DECREASE) IN NET ASSETS................       (12,275,087)          66,154,127
NET ASSETS -- BEGINNING OF PERIOD................     1,181,149,734        1,114,995,607
                                                     --------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,168,874,647       $1,181,149,734
                                                     ==============       ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               104                   --
 Redeemed........................................                (2)                  --
                                                     --------------       --------------
 Net Increase (Decrease).........................               102                   --
                                                     ==============       ==============
UNIT ACTIVITY CLASS B
 Issued..........................................             1,260                2,747
 Redeemed........................................           (13,798)             (16,468)
                                                     --------------       --------------
 Net Increase (Decrease).........................           (12,538)             (13,721)
                                                     ==============       ==============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/LORD ABBETT
                                                         GROWTH AND INCOME*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,342,320)   $    (767,473)
 Net realized gain (loss) on investments.........     (8,933,820)     (12,823,244)
 Change in unrealized appreciation
  (depreciation) of investments..................     30,082,515       31,280,658
                                                    ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     19,806,375       17,689,941
                                                    ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,806,791        9,687,585
  Transfers between funds including
   guaranteed interest account, net..............     21,862,494        2,488,722
  Transfers for contract benefits and
   terminations..................................     (6,495,793)      (4,487,121)
  Contract maintenance charges...................     (1,860,046)      (1,495,789)
                                                    ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     21,313,446        6,193,397
                                                    ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     41,119,821       23,883,338
NET ASSETS -- BEGINNING OF PERIOD................    117,430,220       93,546,882
                                                    ------------    -------------
NET ASSETS -- END OF PERIOD......................   $158,550,041    $ 117,430,220
                                                    ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --
 Redeemed........................................             --               --
                                                    ------------    -------------
 Net Increase (Decrease).........................             --               --
                                                    ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,673            3,916
 Redeemed........................................         (3,519)          (2,969)
                                                    ------------    -------------
 Net Increase (Decrease).........................          2,154              947
                                                    ============    =============


                                                           EQ/LORD ABBETT                      EQ/MID CAP
                                                           LARGE CAP CORE*                       INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,829,718)   $    (981,435)   $  (4,804,345)   $  (2,042,011)
 Net realized gain (loss) on investments.........        764,286      (10,046,237)     (53,827,554)     (76,754,441)
 Change in unrealized appreciation
  (depreciation) of investments..................     21,860,374       41,151,180      203,223,970      249,782,270
                                                    ------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     20,794,942       30,123,508      144,592,071      170,985,818
                                                    ------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,190,672       18,051,679       13,019,432       27,352,295
  Transfers between funds including
   guaranteed interest account, net..............     18,698,798       28,400,738      (31,800,373)     (11,457,023)
  Transfers for contract benefits and
   terminations..................................     (7,562,569)      (4,939,951)     (34,995,676)     (27,354,004)
  Contract maintenance charges...................     (2,345,017)      (1,712,105)      (8,962,624)      (7,924,887)
                                                    ------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     15,981,884       39,800,361      (62,739,241)     (19,383,619)
                                                    ------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --           53,718           31,447
                                                    ------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     36,776,826       69,923,869       81,906,548      151,633,646
NET ASSETS -- BEGINNING OF PERIOD................    155,168,017       85,244,148      652,650,383      501,016,737
                                                    ------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $191,944,843    $ 155,168,017    $ 734,556,931    $ 652,650,383
                                                    ============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              211               --
 Redeemed........................................             --               --              (26)              --
                                                    ------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              185               --
                                                    ============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,493            8,538            4,368            7,801
 Redeemed........................................         (4,032)          (3,920)         (10,648)         (10,020)
                                                    ------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,461            4,618           (6,280)          (2,219)
                                                    ============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/MID CAP
                                                           VALUE PLUS* (d)(e)(f)
                                                  ---------------------------------------
                                                          2010                2009
                                                  -------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $  (5,227,522)      $    1,365,807
 Net realized gain (loss) on investments.........     (124,431,143)        (124,353,745)
 Change in unrealized appreciation
  (depreciation) of investments..................      332,475,742           36,575,607
                                                     -------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................      202,817,077          (86,412,331)
                                                     -------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       15,635,307           13,599,011
  Transfers between funds including
   guaranteed interest account, net..............     (109,598,303)         815,533,724
  Transfers for contract benefits and
   terminations..................................      (59,654,561)         (31,291,287)
  Contract maintenance charges...................      (15,073,590)          (8,625,499)
                                                     -------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (168,691,147)         789,215,949
                                                     -------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --               30,948
                                                     -------------       --------------
INCREASE (DECREASE) IN NET ASSETS................       34,125,930          702,834,566
NET ASSETS -- BEGINNING OF PERIOD................    1,102,897,856          400,063,290
                                                     -------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,137,023,786      $1,102,897,856
                                                     ==============      ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               34                   --
 Redeemed........................................               (9)                  --
                                                     -------------       --------------
 Net Increase (Decrease).........................               25                   --
                                                     =============       ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            2,106               73,314
 Redeemed........................................          (14,942)             (27,132)
                                                     -------------       --------------
 Net Increase (Decrease).........................          (12,836)              46,182
                                                     =============       ==============


                                                                                                 EQ/MONTAG &
                                                           EQ/MONEY MARKET*                   CALDWELL GROWTH*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ----------------- ----------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (11,461,435)   $  (18,440,066)    $ (1,562,532)   $  (1,711,323)
 Net realized gain (loss) on investments.........         (34,619)         (233,096)      (3,832,437)     (14,655,162)
 Change in unrealized appreciation
  (depreciation) of investments..................          93,700           156,107       15,990,596       55,673,036
                                                   --------------    --------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (11,402,354)      (18,517,055)      10,595,627       39,306,551
                                                   --------------    --------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     211,662,332       343,074,508        6,424,399        3,647,314
  Transfers between funds including
   guaranteed interest account, net..............    (251,321,649)     (565,003,528)      (5,491,466)      (5,293,632)
  Transfers for contract benefits and
   terminations..................................    (206,937,596)     (300,033,661)      (7,731,372)      (6,259,023)
  Contract maintenance charges...................      (8,713,003)      (12,094,117)      (2,398,972)      (2,508,072)
                                                   --------------    --------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (255,309,916)     (534,056,798)      (9,197,411)     (10,413,413)
                                                   --------------    --------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              --           273,686               --               --
                                                   --------------    --------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    (266,712,270)     (552,300,167)       1,398,216       28,893,138
NET ASSETS -- BEGINNING OF PERIOD................     941,674,805     1,493,974,972      172,791,858      143,898,720
                                                   --------------    --------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................  $  674,962,535    $  941,674,805     $174,190,074    $ 172,791,858
                                                   ==============    ==============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                22              477                1
 Redeemed........................................              --                --              (20)              --
                                                   --------------    --------------     ------------    -------------
 Net Increase (Decrease).........................              --                22              457                1
                                                   ==============    ==============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          94,244            69,086            6,962           12,048
 Redeemed........................................         (90,015)          (99,039)         (10,137)         (14,313)
                                                   --------------    --------------     ------------    -------------
 Net Increase (Decrease).........................           4,229           (29,953)          (3,175)          (2,265)
                                                   ==============    ==============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/MORGAN STANLEY
                                                           MID CAP GROWTH*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (6,483,463)   $  (4,344,315)
 Net realized gain (loss) on investments.........      2,139,710      (25,824,738)
 Change in unrealized appreciation
  (depreciation) of investments..................    134,660,911      155,347,475
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................    130,317,158      125,178,422
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     19,088,458       17,349,251
  Transfers between funds including
   guaranteed interest account, net..............     88,611,674       69,598,413
  Transfers for contract benefits and
   terminations..................................    (23,291,011)     (11,360,676)
  Contract maintenance charges...................     (6,757,222)      (4,662,732)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     77,651,899       70,924,256
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    207,969,057      196,102,678
NET ASSETS -- BEGINNING OF PERIOD................    406,455,362      210,352,684
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 614,424,419    $ 406,455,362
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            590                3
 Redeemed........................................           (137)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            453                3
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,688           12,167
 Redeemed........................................         (7,010)          (5,895)
                                                   -------------    -------------
 Net Increase (Decrease).........................          4,678            6,272
                                                   =============    =============


                                                               EQ/MUTUAL
                                                           LARGE CAP EQUITY*               EQ/OPPENHEIMER GLOBAL*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    686,220      $  (2,837,920)    $ (1,594,990)   $    (999,512)
 Net realized gain (loss) on investments.........    (15,707,826)       (25,424,474)      (5,794,188)     (12,845,925)
 Change in unrealized appreciation
  (depreciation) of investments..................     36,768,566         74,942,306       31,989,119       52,404,085
                                                    ------------      -------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     21,746,960         46,679,912       24,599,941       38,558,648
                                                    ------------      -------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,479,102          7,462,774       13,281,583       10,985,091
  Transfers between funds including
   guaranteed interest account, net..............    (18,211,997)        (7,433,583)      55,292,392       30,120,961
  Transfers for contract benefits and
   terminations..................................    (10,895,006)        (9,814,336)      (8,293,582)      (4,037,850)
  Contract maintenance charges...................     (3,624,570)        (3,691,375)      (2,762,472)      (1,941,981)
                                                    ------------      -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (29,252,471)       (13,476,520)      57,517,921       35,126,221
                                                    ------------      -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --                3               --
                                                    ------------      -------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     (7,505,511)        33,203,392       82,117,865       73,684,869
NET ASSETS -- BEGINNING OF PERIOD................    238,555,289        205,351,897      163,060,273       89,375,404
                                                    ------------      -------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................   $231,049,778      $ 238,555,289     $245,178,138    $ 163,060,273
                                                    ============      =============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             48                 --              306                1
 Redeemed........................................             (1)                --              (43)              --
                                                    ------------      -------------     ------------    -------------
 Net Increase (Decrease).........................             47                 --              263                1
                                                    ============      =============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,203              3,697           10,580            7,976
 Redeemed........................................         (4,866)            (5,500)          (5,120)          (3,519)
                                                    ------------      -------------     ------------    -------------
 Net Increase (Decrease).........................         (3,663)            (1,803)           5,460            4,457
                                                    ============      =============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/PIMCO ULTRA
                                                           SHORT BOND* (g) (h)
                                                  -------------------------------------
                                                         2010               2009
                                                  ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (16,660,452)    $   (3,730,126)
 Net realized gain (loss) on investments.........      (32,817,732)       (35,530,401)
 Change in unrealized appreciation
  (depreciation) of investments..................       40,441,026         69,287,120
                                                    --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................       (9,037,158)        30,026,593
                                                    --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       35,647,672         60,395,456
  Transfers between funds including
   guaranteed interest account, net..............      (36,975,938)       483,246,609
  Transfers for contract benefits and
   terminations..................................      (90,378,169)       (60,125,729)
  Contract maintenance charges...................      (19,746,167)       (16,164,814)
                                                    --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (111,452,602)       467,351,522
                                                    --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --
                                                    --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................     (120,489,760)       497,378,115
NET ASSETS -- BEGINNING OF PERIOD................    1,415,255,319        917,877,204
                                                    --------------     --------------
NET ASSETS -- END OF PERIOD......................   $1,294,765,559     $1,415,255,319
                                                    ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            1,539                  9
 Redeemed........................................             (209)                --
                                                    --------------     --------------
 Net Increase (Decrease).........................            1,330                  9
                                                    ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................           32,281             97,475
 Redeemed........................................          (43,958)           (55,852)
                                                    --------------     --------------
 Net Increase (Decrease).........................          (11,677)            41,623
                                                    ==============     ==============


                                                      EQ/QUALITY BOND PLUS* (k)        EQ/SMALL COMPANY INDEX* (m)
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  52,128,835    $   9,616,969    $  (2,260,703)   $     283,901
 Net realized gain (loss) on investments.........     (6,003,038)     (16,834,854)     (24,935,414)     (47,942,631)
 Change in unrealized appreciation
  (depreciation) of investments..................    (19,985,136)      27,244,526      125,792,660      125,840,042
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     26,140,661       20,026,641       98,596,543       78,181,312
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     34,150,025       21,240,787       14,071,255       26,470,813
  Transfers between funds including
   guaranteed interest account, net..............     (9,692,627)     224,180,167      (17,676,567)      70,678,527
  Transfers for contract benefits and
   terminations..................................    (36,306,894)     (28,209,097)     (20,362,790)     (14,249,210)
  Contract maintenance charges...................     (7,338,590)      (5,183,336)      (5,991,684)      (4,521,055)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (19,188,086)     212,028,521      (29,959,786)      78,379,075
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --              600               --        1,020,132
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      6,952,575      232,055,762       68,636,757      157,580,519
NET ASSETS -- BEGINNING OF PERIOD................    558,343,163      326,287,401      440,147,476      282,566,957
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 565,295,738    $ 558,343,163    $ 508,784,233    $ 440,147,476
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              214                1
 Redeemed........................................             --               --              (22)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              192                1
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,067           50,229            4,584           17,034
 Redeemed........................................        (12,329)         (31,789)          (7,147)          (9,500)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,262)          18,440           (2,563)           7,534
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/T. ROWE PRICE
                                                            GROWTH STOCK*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (4,924,523)   $  (3,334,900)
 Net realized gain (loss) on investments.........     (2,732,322)     (11,405,129)
 Change in unrealized appreciation
  (depreciation) of investments..................     56,083,078       93,287,481
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     48,426,233       78,547,452
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     21,494,187       25,605,098
  Transfers between funds including
   guaranteed interest account, net..............     41,257,431       56,036,557
  Transfers for contract benefits and
   terminations..................................    (17,689,907)     (11,344,415)
  Contract maintenance charges...................     (4,308,822)      (3,031,774)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     40,752,889       67,265,466
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     89,179,122      145,812,918
NET ASSETS -- BEGINNING OF PERIOD................    313,082,416      167,269,498
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 402,261,538    $ 313,082,416
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            567                3
 Redeemed........................................           (127)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            440                3
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          8,662           11,610
 Redeemed........................................         (4,967)          (3,248)
                                                   -------------    -------------
 Net Increase (Decrease).........................          3,695            8,362
                                                   =============    =============


                                                            EQ/TEMPLETON
                                                           GLOBAL EQUITY*              EQ/UBS GROWTH & INCOME*
                                                  --------------------------------- ------------------------------
                                                        2010             2009             2010           2009
                                                  ---------------- ---------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $     (58,709)   $     (17,700)   $   (494,021)   $   (336,588)
 Net realized gain (loss) on investments.........    (11,950,986)     (20,976,814)     (2,127,239)     (7,822,551)
 Change in unrealized appreciation
  (depreciation) of investments..................     23,739,286       62,319,576       9,628,253      22,719,844
                                                   -------------    -------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     11,729,591       41,325,062       7,006,993      14,560,705
                                                   -------------    -------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,851,036        7,979,308       4,282,687       4,943,208
  Transfers between funds including
   guaranteed interest account, net..............      3,687,608       (4,747,160)       (980,741)       (973,192)
  Transfers for contract benefits and
   terminations..................................     (8,887,410)      (7,902,832)     (3,187,709)     (2,000,024)
  Contract maintenance charges...................     (2,856,263)      (2,749,566)       (892,945)       (801,991)
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (1,205,029)      (7,420,250)       (778,708)      1,168,001
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     10,524,562       33,904,812       6,228,285      15,728,706
NET ASSETS -- BEGINNING OF PERIOD................    183,702,369      149,797,557      63,799,068      48,070,362
                                                   -------------    -------------    ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 194,226,931    $ 183,702,369    $ 70,027,353    $ 63,799,068
                                                   =============    =============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            105               --              --              --
 Redeemed........................................            (18)              --              --              --
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease).........................             87               --              --              --
                                                   =============    =============    ============    ============
UNIT ACTIVITY CLASS B
 Issued..........................................          3,697            3,863           5,058           5,464
 Redeemed........................................         (3,946)          (4,876)         (4,631)         (4,392)
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease).........................           (249)          (1,013)            427           1,072
                                                   =============    =============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               EQ/WELLS FARGO
                                                                                                  ADVANTAGE
                                                        EQ/VAN KAMPEN COMSTOCK*                 OMEGA GROWTH*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (540,884)     $    (130,878)   $  (4,851,626)    $ (2,421,440)
 Net realized gain (loss) on investments.........     (9,464,917)       (22,515,911)      13,444,641       (9,138,410)
 Change in unrealized appreciation
  (depreciation) of investments..................     37,945,921         68,993,230       44,175,021       77,956,029
                                                    ------------      -------------    -------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................     27,940,120         46,346,441       52,768,036       66,396,179
                                                    ------------      -------------    -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      5,581,392          7,018,764       17,657,805       27,940,701
  Transfers between funds including
   guaranteed interest account, net..............        556,523         (7,191,990)      67,388,141       83,688,347
  Transfers for contract benefits and
   terminations..................................    (11,285,117)        (8,733,057)     (15,511,156)      (9,008,466)
  Contract maintenance charges...................     (3,263,131)        (3,102,049)      (4,493,713)      (2,575,434)
                                                    ------------      -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (8,410,333)       (12,008,332)      65,041,077      100,045,148
                                                    ------------      -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --            9,999               --
                                                    ------------      -------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS................     19,529,787         34,338,109      117,819,112      166,441,327
NET ASSETS -- BEGINNING OF PERIOD................    219,391,530        185,053,421      295,445,709      129,004,382
                                                    ------------      -------------    -------------     ------------
NET ASSETS -- END OF PERIOD......................   $238,921,317      $ 219,391,530    $ 413,264,821     $295,445,709
                                                    ============      =============    =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             87                 --               --               --
 Redeemed........................................             (4)                --               --               --
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................             83                 --               --               --
                                                    ============      =============    =============     ============
UNIT ACTIVITY CLASS B
 Issued..........................................          2,566              3,249           11,345           14,711
 Redeemed........................................         (3,651)            (4,883)          (5,945)          (4,717)
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................         (1,085)            (1,634)           5,400            9,994
                                                    ============      =============    =============     ============
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................             --                 --               --               --
 Redeemed........................................             --                 --               --               --
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................             --                 --               --               --
                                                    ============      =============    =============     ============


                                                      FIDELITY(R) VIP           FIDELITY(R) VIP
                                                      ASSET MANAGER:             CONTRAFUND(R)
                                                   GROWTH PORTFOLIO (c)          PORTFOLIO (b)
                                                  ---------------------- -----------------------------
                                                           2010                2010           2009
                                                  ---------------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................        $   (450)          $   23,873      $     (1)
 Net realized gain (loss) on investments.........           8,181               41,815            --
 Change in unrealized appreciation
  (depreciation) of investments..................          56,550            1,304,990            --
                                                         --------           ----------      --------
 Net Increase (decrease) in net assets from
  operations.....................................          64,281            1,370,678            (1)
                                                         --------           ----------      --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         535,368            9,917,768        17,564
  Transfers between funds including
   guaranteed interest account, net..............         181,064            1,377,266            --
  Transfers for contract benefits and
   terminations..................................          (8,186)            (101,238)           --
  Contract maintenance charges...................              --                   (6)           --
                                                         --------           ----------      --------
 Net increase (decrease) in net assets from
  contractowners transactions....................         708,246           11,193,790        17,564
                                                         --------           ----------      --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              33               14,997            --
                                                         --------           ----------      --------
INCREASE (DECREASE) IN NET ASSETS................         772,560           12,579,465        17,563
NET ASSETS -- BEGINNING OF PERIOD................              --               17,563            --
                                                         --------          -----------      --------
NET ASSETS -- END OF PERIOD......................        $772,560          $12,597,028       $17,563
                                                         ========          ===========      ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                  --             --
 Redeemed........................................              --                  --             --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              --                  --             --
                                                         ========          ==========       ========
UNIT ACTIVITY CLASS B
 Issued..........................................              --                  --             --
 Redeemed........................................              --                  --             --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              --                  --             --
                                                         ========          ==========       ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................             119               1,092              2
 Redeemed........................................             (53)                (41)            --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              66               1,051              2
                                                         ========          ==========       ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                FIDELITY(R) VIP
                                                      FIDELITY(R) VIP           STRATEGIC INCOME         FRANKLIN INCOME
                                                   MID CAP PORTFOLIO (b)         PORTFOLIO (b)         SECURITIES FUND (n)
                                                  ------------------------ -------------------------- --------------------
                                                        2010        2009         2010         2009            2010
                                                  --------------- -------- --------------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (18,324)       --      $ 235,780      $    (2)        $  14,976
 Net realized gain (loss) on investments.........       25,950        --        163,162           --            (2,591)
 Change in unrealized appreciation
  (depreciation) of investments..................      519,941        --       (218,791)          21           158,862
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................      527,567        --        180,151           19           171,247
                                                    ----------    ------     ----------      -------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,151,129     5,881      5,996,892       23,054         2,662,103
  Transfers between funds including
   guaranteed interest account, net..............      770,481        --        726,700           --           992,400
  Transfers for contract benefits and
   terminations..................................      (76,216)       --        (56,385)          --           (11,054)
  Contract maintenance charges...................           (2)       --             (4)          --                --
                                                    ----------    ------     ----------      -------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    4,845,392     5,881      6,667,203       23,054         3,643,449
                                                    ----------    ------     ----------      -------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       10,000        --            205           --               298
                                                    ----------    ------     ----------      -------        ----------
INCREASE (DECREASE) IN NET ASSETS................    5,382,959     5,881      6,847,559       23,073         3,814,994
NET ASSETS -- BEGINNING OF PERIOD................        5,881        --         23,073           --                --
                                                    ----------    ------     ----------      -------        ----------
NET ASSETS -- END OF PERIOD......................   $5,388,840    $5,881     $6,870,632      $23,073        $3,814,994
                                                    ==========    ======     ==========      =======        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................           --        --             --           --               358
 Redeemed........................................           --        --             --           --                (6)
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (Decrease).........................           --        --             --           --               352
                                                    ----------    ------     ----------      -------        ----------
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................         437          1            658            2                --
 Redeemed........................................         (21)        --            (29)          --                --
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (Decrease).........................         416          1            629            2                --
                                                    ----------    ------     ----------      -------        ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                      FRANKLIN STRATEGIC           FRANKLIN TEMPLETON
                                                            INCOME                    VIP FOUNDING
                                                      SECURITIES FUND (b)      FUNDS ALLOCATION FUND (n)
                                                  --------------------------- ---------------------------
                                                        2010          2009                2010
                                                  --------------- ----------- ---------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  46,154       $   (12)          $  15,184
 Net realized gain (loss) on investments.........       7,038            --                 859
 Change in unrealized appreciation
  (depreciation) of investments..................     113,388            58              54,429
                                                    ---------       -------           ---------
 Net Increase (decrease) in net assets from
  operations.....................................     166,580            46              70,472
                                                    ---------       -------           ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   3,764,694        46,293             862,343
  Transfers between funds including
   guaranteed interest account, net..............     981,718            --             170,851
  Transfers for contract benefits and
   terminations..................................     (78,141)           --                (481)
  Contract maintenance charges...................          (6)           --                  --
                                                    ---------       -------           ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   4,668,265        46,293           1,032,713
                                                    ---------       -------           ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................      24,997            --                  77
                                                    ---------       -------           ---------
INCREASE (DECREASE) IN NET ASSETS................   4,859,842        46,339           1,103,262
NET ASSETS -- BEGINNING OF PERIOD................      46,339            --                  --
                                                    ---------       -------           ---------
NET ASSETS -- END OF PERIOD......................  $4,906,181       $46,339           $1,103,262
                                                    =========       =======           ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................         465             5                 108
 Redeemed........................................         (30)           --                  (4)
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................         435             5                 104
                                                    =========       =======           =========
UNIT ACTIVITY SERIES II
 Issued..........................................          --            --                  --
 Redeemed........................................          --            --                  --
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................          --            --                  --
                                                    =========       =======           =========
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................          --            --                  --
 Redeemed........................................          --            --                  --
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................          --            --                  --
                                                    =========       =======           =========


                                                         GOLDMAN SACHS           INVESCO V.I.
                                                          VIT MID CAP              FINANCIAL
                                                        VALUE FUND (b)         SERVICES FUND (c)
                                                  --------------------------- ------------------
                                                        2010          2009           2010
                                                  --------------- ----------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (4,057)      $   --        $  (4,152)
 Net realized gain (loss) on investments.........      20,694           --          (12,347)
 Change in unrealized appreciation
  (depreciation) of investments..................     366,648           (9)          41,149
                                                    ---------       ------        ---------
 Net Increase (decrease) in net assets from
  operations.....................................     383,285           (9)          24,650
                                                    ---------       ------        ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,555,130        2,514          427,430
  Transfers between funds including
   guaranteed interest account, net..............     201,034           --          207,782
  Transfers for contract benefits and
   terminations..................................     (13,427)          --          (20,432)
  Contract maintenance charges...................          (2)          --               --
                                                    ---------       ------        ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   2,742,735        2,514          614,780
                                                    ---------       ------        ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         101           --               21
                                                    ---------       ------        ---------
INCREASE (DECREASE) IN NET ASSETS................   3,126,121        2,505          639,451
NET ASSETS -- BEGINNING OF PERIOD................       2,505           --               --
                                                    ----------      ------        ---------
NET ASSETS -- END OF PERIOD......................   $3,128,626      $2,505        $ 639,451
                                                    ===========     =======       =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................          --          --                --
 Redeemed........................................          --          --                --
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................          --          --                --
                                                    =========     =======         =========
UNIT ACTIVITY SERIES II
 Issued..........................................          --          --                86
 Redeemed........................................          --          --               (27)
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................          --          --                59
                                                    =========     =======         =========
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................         271          --                --
 Redeemed........................................         (28)         --                --
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................         243          --                --
                                                    =========     =======         =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         INVESCO V.I.            INVESCO V.I.
                                                          GLOBAL REAL           INTERNATIONAL
                                                        ESTATE FUND (b)        GROWTH FUND (c)
                                                  --------------------------- -----------------
                                                        2010          2009           2010
                                                  ---------------- ---------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $ 113,606      $    (1)     $  18,769
 Net realized gain (loss) on investments.........        6,434           --          3,607
 Change in unrealized appreciation
  (depreciation) of investments..................      299,536           10        336,872
                                                     ---------      -------      ---------
 Net Increase (decrease) in net assets from
  operations.....................................      419,576            9        359,248
                                                     ---------      -------      ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,431,862       11,500      3,316,405
  Transfers between funds including
   guaranteed interest account, net..............      859,574           --        506,317
  Transfers for contract benefits and
   terminations..................................      (21,125)          --        (17,882)
  Contract maintenance charges...................           --           --             (2)
                                                     ---------      -------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................    5,270,311       11,500      3,804,838
                                                     ---------      -------      ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          299           --            200
                                                     ---------      -------      ---------
INCREASE (DECREASE) IN NET ASSETS................    5,690,186       11,509      4,164,286
NET ASSETS -- BEGINNING OF PERIOD................       11,509           --             --
                                                     ---------      -------      ---------
NET ASSETS -- END OF PERIOD......................    $5,701,695     $11,509      $4,164,286
                                                     ==========     =======      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued..........................................          488            1            371
 Redeemed........................................           (6)          --             (5)
                                                     ---------      -------      ---------
 Net Increase (Decrease).........................          482            1            366
                                                     =========      =======      =========


                                                                            INVESCO V.I.
                                                     INVESCO V.I.           MID CAP CORE
                                                   LEISURE FUND (c)        EQUITY FUND (b)
                                                  ------------------ ---------------------------
                                                         2010               2010          2009
                                                  ------------------ ----------------- ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................      $  (352)         $  (4,611)       $   --
 Net realized gain (loss) on investments.........          628              2,876            --
 Change in unrealized appreciation
  (depreciation) of investments..................       12,057            118,073            (5)
                                                       -------          ---------        ------
 Net Increase (decrease) in net assets from
  operations.....................................       12,333            116,338            (5)
                                                       -------          ---------        ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       94,133          1,081,781           639
  Transfers between funds including
   guaranteed interest account, net..............       27,981            242,444            --
  Transfers for contract benefits and
   terminations..................................           --             (8,395)           --
  Contract maintenance charges...................           --                 (3)           --
                                                       -------          ---------        ------
 Net increase (decrease) in net assets from
  contractowners transactions....................      122,114          1,315,827           639
                                                       -------          ---------        ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           --                 --            --
                                                       -------          ---------        ------
INCREASE (DECREASE) IN NET ASSETS................      134,447          1,432,165           634
NET ASSETS -- BEGINNING OF PERIOD................           --                634            --
                                                       -------          ---------        ------
NET ASSETS -- END OF PERIOD......................      $134,447         $1,432,799       $  634
                                                       ========         ==========       ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued..........................................           13                129            --
 Redeemed........................................           (2)                (6)           --
                                                       -------          ---------        ------
 Net Increase (Decrease).........................           11                123            --
                                                       =======          =========        ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                       INVESCO V.I.            IVY FUNDS VIP
                                                        SMALL CAP                DIVIDEND                   IVY FUNDS VIP
                                                     EQUITY FUND (c)         OPPORTUNITIES (b)                ENERGY (b)
                                                    -----------------   ---------------------------   --------------------------
                                                           2010              2010           2009           2010           2009
                                                    -----------------   --------------   ----------   --------------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................       $  (5,405)        $  (14,382)     $    (1)      $  (11,920)      $  --
 Net realized gain (loss) on investments.........         (25,501)            (2,123)          --          (22,116)         --
 Change in unrealized appreciation
  (depreciation) of investments..................         141,132            511,615          (35)         468,805           (8)
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (decrease) in net assets from
  operations.....................................         110,226            495,110          (36)         434,769           (8)
                                                        ---------         ----------      -------       ----------       ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         674,292          3,292,575       13,455        1,874,270          479
  Transfers between funds including
   guaranteed interest account, net..............         214,496            670,688           --          559,232           --
  Transfers for contract benefits and
   terminations..................................         (48,638)           (73,191)          --          (23,036)          --
  Contract maintenance charges...................              --                (10)          --               --           --
                                                        ---------         ----------      -------       ----------       ------
 Net increase (decrease) in net assets from
  contractowners transactions....................         840,150          3,890,062       13,455        2,410,466          479
                                                        ---------         ----------      -------       ----------       ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              --                197           --               42           --
                                                        ---------         ----------      -------       ----------       ------
INCREASE (DECREASE) IN NET ASSETS................         950,376          4,385,369       13,419        2,845,277          471
NET ASSETS -- BEGINNING OF PERIOD................              --             13,419           --              471           --
                                                        ---------         ----------      -------       ----------       ------
NET ASSETS -- END OF PERIOD......................       $ 950,376         $4,398,788      $13,419       $2,845,748       $  471
                                                        =========         ==========      =======       ==========       ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................              --                398            1              295           --
 Redeemed........................................                                (21)          --              (66)          --
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (Decrease).........................              --                377            1              229           --
                                                        =========         ==========      =======       ==========       ======
UNIT ACTIVITY SERIES II
 Issued..........................................             101                 --           --               --           --
 Redeemed........................................             (30)                --           --               --           --
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (Decrease).........................              71                 --           --               --           --
                                                        =========         ==========      =======       ==========       ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        IVY FUNDS VIP
                                                        GLOBAL NATURAL
                                                        RESOURCES (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (26,243)     $    (9)
 Net realized gain (loss) on investments.........     (23,831)          --
 Change in unrealized appreciation
  (depreciation) of investments..................     824,015         (370)
                                                    -----------    -------
 Net Increase (decrease) in net assets from
  operations.....................................     773,941         (379)
                                                    -----------    -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   3,357,438       73,586
  Transfers between funds including
   guaranteed interest account, net..............     840,262           --
  Transfers for contract benefits and
   terminations..................................     (36,658)          --
  Contract maintenance charges...................            (3)        --
                                                    ------------   -------
 Net increase (decrease) in net assets from
  contractowners transactions....................   4,161,039       73,586
                                                    -----------    -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       7,997           --
                                                    -----------    -------
INCREASE (DECREASE) IN NET ASSETS................   4,942,977       73,207
NET ASSETS -- BEGINNING OF PERIOD................      73,207           --
                                                    -----------    -------
NET ASSETS -- END OF PERIOD......................   $5,016,184     $73,207
                                                    ===========    =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         471            7
 Redeemed........................................         (59)          --
                                                    -----------    -------
 Net Increase (Decrease).........................         412            7
                                                    ===========    =======



                                                         IVY FUNDS VIP               IVY FUNDS VIP
                                                        HIGH INCOME (b)            MID CAP GROWTH (b)
                                                  --------------------------- ----------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  89,755       $   (10)    $ (21,737)      $     (1)
 Net realized gain (loss) on investments.........      22,354            --        10,693             --
 Change in unrealized appreciation
  (depreciation) of investments..................     397,231           107       663,279             (8)
                                                    ---------       -------     ---------      ---------
 Net Increase (decrease) in net assets from
  operations.....................................     509,340            97       652,235             (9)
                                                    ---------       -------     ---------      ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   6,833,466        24,960     3,087,205         20,641
  Transfers between funds including
   guaranteed interest account, net..............   1,759,195            --       710,125             --
  Transfers for contract benefits and
   terminations..................................     (60,895)           --       (42,819)            --
  Contract maintenance charges...................          (7)           --            (4)            --
                                                    ---------       -------     ---------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   8,531,759        24,960     3,754,507         20,641
                                                    ---------       -------     ---------      ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       7,999            --            --             --
                                                    ---------       -------     ---------      ---------
INCREASE (DECREASE) IN NET ASSETS................   9,049,098        25,057     4,406,742         20,632
NET ASSETS -- BEGINNING OF PERIOD................      25,057            --        20,632             --
                                                    ---------       -------     ---------      ---------
NET ASSETS -- END OF PERIOD......................  $9,074,155       $25,057     $4,427,374     $  20,632
                                                    =========       =======     ==========     =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         848             2           337              2
 Redeemed........................................         (72)           --           (11)            --
                                                    ---------       -------     ---------      ---------
 Net Increase (Decrease).........................         776             2           326              2
                                                    =========       =======     =========      =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        IVY FUNDS VIP
                                                         SCIENCE AND
                                                        TECHNOLOGY (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (17,200)      $   (1)
 Net realized gain (loss) on investments.........      35,891           --
 Change in unrealized appreciation
  (depreciation) of investments..................     226,046            5
                                                    ---------       ------
 Net Increase (decrease) in net assets from
  operations.....................................     244,737            4
                                                    ---------       ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,180,871        1,980
  Transfers between funds including
   guaranteed interest account, net..............     309,419           --
  Transfers for contract benefits and
   terminations..................................     (56,595)          --
  Contract maintenance charges...................          (2)          --
                                                    ---------       ------
 Net increase (decrease) in net assets from
  contractowners transactions....................   2,433,693        1,980
                                                    ---------       ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          65           --
                                                    ---------       ------
INCREASE (DECREASE) IN NET ASSETS................   2,678,495        1,984
NET ASSETS -- BEGINNING OF PERIOD................       1,984           --
                                                    ---------       ------
NET ASSETS -- END OF PERIOD......................   $2,680,479      $1,984
                                                    ==========      ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         250           --
 Redeemed........................................         (23)          --
                                                    ---------       ------
 Net Increase (Decrease).........................         227           --
                                                    =========       ======
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................          --           --
 Redeemed........................................          --           --
                                                    ---------       ------
 Net Increase (Decrease).........................          --           --
                                                    =========       ======


                                                         IVY FUNDS VIP             LAZARD RETIREMENT
                                                           SMALL CAP                EMERGING MARKETS
                                                          GROWTH (b)              EQUITY PORTFOLIO (b)
                                                  --------------------------- ----------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (20,635)      $    --       $    64,079     $   (1)
 Net realized gain (loss) on investments.........       6,893            --            33,247         --
 Change in unrealized appreciation
  (depreciation) of investments..................     614,001            (8)      1,144,429           --
                                                    ---------       -------     -----------     --------
 Net Increase (decrease) in net assets from
  operations.....................................     600,259            (8)      1,241,755           (1)
                                                    ---------       -------     -----------     --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,563,013         3,288      10,027,200       22,523
  Transfers between funds including
   guaranteed interest account, net..............     601,042            --       1,947,357           --
  Transfers for contract benefits and
   terminations..................................     (24,472)           --        (107,238)          --
  Contract maintenance charges...................          (3)           --              --           --
                                                    ---------       -------     -----------     --------
 Net increase (decrease) in net assets from
  contractowners transactions....................   3,139,580         3,288      11,867,319       22,523
                                                    ---------       -------     -----------     --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       5,000            --           4,997           --
                                                    ---------       -------     -----------     --------
INCREASE (DECREASE) IN NET ASSETS................   3,744,839         3,280      13,114,071       22,522
NET ASSETS -- BEGINNING OF PERIOD................       3,280            --          22,522           --
                                                    ---------       -------     -----------     --------
NET ASSETS -- END OF PERIOD......................  $3,748,119       $ 3,280     $13,136,593     $ 22,522
                                                   ==========       =======     ===========     ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         296            --              --           --
 Redeemed........................................         (17)           --              --           --
                                                    ---------       -------     -----------     --------
 Net Increase (Decrease).........................         279            --              --           --
                                                    =========       =======     ===========     ========
Unit Activity Service Shares
 Issued..........................................          --            --           1,105            2
 Redeemed........................................          --            --             (43)          --
                                                    ---------       -------     -----------     --------
 Net Increase (Decrease).........................          --            --           1,062            2
                                                    =========       =======     ===========     ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    MFS(R) INTERNATIONAL        MFS(R) INVESTORS
                                                    VALUE PORTFOLIO (b)     GROWTH STOCK SERIES (c)
                                                  ------------------------ -------------------------
                                                        2010        2009              2010
                                                  --------------- -------- -------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (20,072)     $   --         $  (8,018)
 Net realized gain (loss) on investments.........       1,780          --             1,529
 Change in unrealized appreciation
  (depreciation) of investments..................     405,374          --           192,276
                                                    ---------      ------         ---------
 Net Increase (decrease) in net assets from
  operations.....................................     387,082          --           185,787
                                                    ---------      ------         ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   4,346,575       2,520         1,573,066
  Transfers between funds including
   guaranteed interest account, net..............     753,351          --           122,655
  Transfers for contract benefits and
   terminations..................................     (69,928)         --            (7,400)
  Contract maintenance charges...................          (6)         --                --
                                                    ---------      ------         ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   5,029,992       2,520         1,688,321
                                                    ---------      ------         ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       4,997          --                73
                                                    ---------      ------         ---------
INCREASE (DECREASE) IN NET ASSETS................   5,422,071       2,520         1,874,181
NET ASSETS -- BEGINNING OF PERIOD................       2,520          --                --
                                                    ---------      ------         ---------
NET ASSETS -- END OF PERIOD......................  $5,424,591      $2,520        $1,874,181
                                                    =========      ======         =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued..........................................         523          --               165
 Redeemed........................................         (22)         --                (3)
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................         501          --               162
                                                    =========      ======         =========


                                                   MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                   TRUST SERIES (c)     PORTFOLIO (c)        SERIES (c)
                                                  ------------------ ------------------- ------------------
                                                         2010                2010               2010
                                                  ------------------ ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (4,935)         $  (10,172)         $     321
 Net realized gain (loss) on investments.........         2,000              (6,570)             3,866
 Change in unrealized appreciation
  (depreciation) of investments..................       109,869             204,827             151,823
                                                      ---------          ----------          ----------
 Net Increase (decrease) in net assets from
  operations.....................................       106,934             188,085             156,010
                                                      ---------          ----------          ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     1,002,551           1,463,738           1,202,233
  Transfers between funds including
   guaranteed interest account, net..............       147,780             257,417             294,963
  Transfers for contract benefits and
   terminations..................................        (8,259)            (10,492)             (4,784)
  Contract maintenance charges...................            --                  --                  (1)
                                                      ---------          ----------          ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................     1,142,072           1,710,663           1,492,411
                                                      ---------          ----------          ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --                  72                 55
                                                      ---------          ----------          ----------
INCREASE (DECREASE) IN NET ASSETS................     1,249,006           1,898,820           1,648,476
NET ASSETS -- BEGINNING OF PERIOD................            --                  --                  --
                                                      ---------          ----------          ----------
NET ASSETS -- END OF PERIOD......................     $1,249,006         $1,898,820         $1,648,476
                                                      ==========         ==========          ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued..........................................           120                 181                 149
 Redeemed........................................            (9)                (25)                 (9)
                                                      ---------          ----------          ----------
 Net Increase (Decrease).........................           111                 156                 140
                                                      =========          ==========          ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                      AGGRESSIVE EQUITY* (i)(o)
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (3,300,754)   $  (1,790,030)
 Net realized gain (loss) on investments.........    (10,011,442)     (12,286,920)
 Change in unrealized appreciation
  (depreciation) of investments..................     67,064,699       18,886,872
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     53,752,503        4,809,922
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,396,795        3,248,390
  Transfers between funds including
   guaranteed interest account, net..............    209,262,252      271,330,555
  Transfers for contract benefits and
   terminations..................................    (22,771,842)      (6,664,007)
  Contract maintenance charges...................     (5,214,681)      (1,938,975)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    187,672,524      265,975,963
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          5,306         (419,927)
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    241,430,333      270,365,958
NET ASSETS -- BEGINNING OF PERIOD................    338,108,603       67,742,645
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 579,538,936    $ 338,108,603
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         14,223           47,962
 Redeemed........................................         (4,635)         (31,144)
                                                   -------------    -------------
 Net Increase (Decrease).........................          9,588           16,818
                                                   =============    =============


                                                              MULTIMANAGER                        MULTIMANAGER
                                                               CORE BOND*                     INTERNATIONAL EQUITY*
                                                  ------------------------------------- ---------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   14,969,343     $   19,058,581    $   6,306,819    $     529,394
 Net realized gain (loss) on investments.........       31,944,676         (1,947,205)     (30,024,963)     (40,200,014)
 Change in unrealized appreciation
  (depreciation) of investments..................        2,327,617         40,797,591       44,641,850      140,444,319
                                                    --------------     --------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................       49,241,636         57,908,967       20,923,706      100,773,699
                                                    --------------     --------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       54,471,139         85,620,629        8,962,430       31,467,106
  Transfers between funds including
   guaranteed interest account, net..............       99,642,576        225,583,404      (16,962,668)      (7,993,196)
  Transfers for contract benefits and
   terminations..................................      (76,218,848)       (54,135,987)     (19,864,038)     (16,720,684)
  Contract maintenance charges...................      (14,448,356)       (11,596,104)      (5,971,528)      (5,708,119)
                                                    --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       63,446,511        245,471,942      (33,835,804)       1,045,107
                                                    --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --           20,500           12,001
                                                    --------------     --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      112,688,147        303,380,909      (12,891,598)     101,830,807
NET ASSETS -- BEGINNING OF PERIOD................    1,038,133,642        734,752,733      457,906,636      356,075,829
                                                    --------------     --------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $1,150,821,789     $1,038,133,642    $ 445,015,038    $ 457,906,636
                                                    ==============     ==============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           32,660             41,077            3,288            7,015
 Redeemed........................................          (27,671)           (20,178)          (6,035)          (6,890)
                                                    --------------     --------------    -------------    -------------
 Net Increase (Decrease).........................            4,989             20,899           (2,747)             125
                                                    ==============     ==============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                              LARGE CAP
                                                            CORE EQUITY*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,609,490)    $     23,909
 Net realized gain (loss) on investments.........     (5,914,448)      (9,143,855)
 Change in unrealized appreciation
  (depreciation) of investments..................     20,335,514       38,805,231
                                                    ------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................     12,811,576       29,685,285
                                                    ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,422,349        5,491,082
  Transfers between funds including
   guaranteed interest account, net..............      5,498,775        8,806,980
  Transfers for contract benefits and
   terminations..................................     (7,545,457)      (6,050,730)
  Contract maintenance charges...................     (1,793,031)      (1,542,848)
                                                    ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (417,364)       6,704,484
                                                    ------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS................     12,394,212       36,389,769
NET ASSETS -- BEGINNING OF PERIOD................    132,963,324       96,573,555
                                                    ------------     ------------
NET ASSETS -- END OF PERIOD......................   $145,357,536     $132,963,324
                                                    ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          2,847            3,231
 Redeemed........................................         (2,943)          (2,617)
                                                    ------------     ------------
 Net Increase (Decrease).........................            (96)             614
                                                    ============     ============


                                                            MULTIMANAGER                      MULTIMANAGER
                                                          LARGE CAP VALUE*                   MID CAP GROWTH*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,260,430)   $   1,231,633    $  (4,486,343)   $  (3,614,543)
 Net realized gain (loss) on investments.........    (20,081,892)     (46,653,561)     (11,872,172)     (25,660,047)
 Change in unrealized appreciation
  (depreciation) of investments..................     63,553,047      112,693,080       86,729,962      114,933,970
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     41,210,725       67,271,152       70,371,447       85,659,380
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,645,471       19,030,078        5,903,356       14,960,375
  Transfers between funds including
   guaranteed interest account, net..............    (18,493,905)     (30,645,008)         236,202       (3,633,243)
  Transfers for contract benefits and
   terminations..................................    (21,956,412)     (17,195,237)     (17,993,249)     (12,645,095)
  Contract maintenance charges...................     (5,061,232)      (5,043,108)      (4,129,294)      (3,546,127)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (37,866,078)     (33,853,275)     (15,982,985)      (4,864,090)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         10,715            6,000            4,484           17,773
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      3,355,362       33,423,877       54,392,946       80,813,063
NET ASSETS -- BEGINNING OF PERIOD................    386,803,234      353,379,357      297,525,830      216,712,767
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 390,158,596    $ 386,803,234    $ 351,918,776    $ 297,525,830
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          2,095            4,234            3,776            4,409
 Redeemed........................................         (5,348)          (7,871)          (5,462)          (5,060)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (3,253)          (3,637)          (1,686)            (651)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                           MID CAP VALUE*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,481,550)   $   4,517,447
 Net realized gain (loss) on investments.........     (7,974,382)     (35,769,543)
 Change in unrealized appreciation
  (depreciation) of investments..................     86,985,030      131,949,303
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     76,529,098      100,697,207
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,105,066       21,788,983
  Transfers between funds including
   guaranteed interest account, net..............     11,044,753        3,060,672
  Transfers for contract benefits and
   terminations..................................    (20,165,978)     (14,330,374)
  Contract maintenance charges...................     (4,820,401)      (3,901,407)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (5,836,560)       6,617,874
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         16,500           11,000
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     70,709,038      107,326,081
NET ASSETS -- BEGINNING OF PERIOD................    341,759,757      234,433,676
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 412,468,795    $ 341,759,757
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          4,226            6,361
 Redeemed........................................         (4,804)          (5,763)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (578)             598
                                                   =============    =============


                                                            MULTIMANAGER                      MULTIMANAGER
                                                         MULTI-SECTOR BOND*                 SMALL CAP GROWTH*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   7,139,639    $  17,194,123    $  (3,035,539)   $  (2,370,794)
 Net realized gain (loss) on investments.........    (43,869,658)     (63,176,365)      (9,987,140)     (23,652,038)
 Change in unrealized appreciation
  (depreciation) of investments..................     66,814,688       87,731,032       61,443,500       74,520,459
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     30,084,669       41,748,790       48,420,821       48,497,627
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,246,784       20,333,762        5,913,458       16,716,400
  Transfers between funds including
   guaranteed interest account, net..............     51,873,040       28,501,019       (3,629,128)       7,922,857
  Transfers for contract benefits and
   terminations..................................    (42,777,795)     (37,010,611)      (9,590,691)      (6,276,872)
  Contract maintenance charges...................     (7,490,513)      (6,919,475)      (2,959,627)      (2,436,003)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     10,851,516        4,904,695      (10,265,988)      15,926,382
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         37,999           31,305               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     40,974,184       46,684,790       38,154,833       64,424,009
NET ASSETS -- BEGINNING OF PERIOD................    578,491,501      531,806,711      199,961,211      135,537,202
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 619,465,685    $ 578,491,501    $ 238,116,044    $ 199,961,211
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          9,449            9,422            5,949           11,195
 Redeemed........................................         (7,856)          (7,909)          (7,430)          (7,055)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,593            1,513           (1,481)           4,140
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER                      MULTIMANAGER
                                                          SMALL CAP VALUE*                     TECHNOLOGY*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (5,585,595)   $  (1,545,261)   $  (5,350,390)   $  (3,925,576)
 Net realized gain (loss) on investments.........    (39,496,152)     (60,110,466)       8,933,618      (24,402,155)
 Change in unrealized appreciation
  (depreciation) of investments..................    132,997,447      145,403,986       49,871,744      146,694,797
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     87,915,700       83,748,259       53,454,972      118,367,066
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,361,073       11,015,985        8,805,930       11,993,177
  Transfers between funds including
   guaranteed interest account, net..............    (17,602,238)     (19,337,941)       8,218,313       58,399,558
  Transfers for contract benefits and
   terminations..................................    (26,593,649)     (20,673,166)     (20,104,444)     (12,679,557)
  Contract maintenance charges...................     (5,355,840)      (4,967,555)      (4,791,220)      (3,816,883)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (43,190,654)     (33,962,677)      (7,871,421)      53,896,295
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         28,835           15,573               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     44,753,881       49,801,155       45,583,551      172,263,361
NET ASSETS -- BEGINNING OF PERIOD................    418,771,665      368,970,510      365,032,119      192,768,758
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 463,525,546    $ 418,771,665    $ 410,615,670    $ 365,032,119
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          3,839            3,265            9,748           15,683
 Redeemed........................................         (7,339)          (6,656)         (10,861)          (9,926)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (3,500)          (3,391)          (1,113)           5,757
                                                   =============    =============    =============    =============
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................             --               --               --               --
 Redeemed........................................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --               --               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS 2
 Issued..........................................             --               --               --               --
 Redeemed........................................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --               --               --
                                                   =============    =============    =============    =============


                                                                             PIMCO VARIABLE
                                                                            INSURANCE TRUST
                                                      MUTUAL SHARES      COMMODITYREALRETURN(R)
                                                   SECURITIES FUND (n)   STRATEGY PORTFOLIO (c)
                                                  --------------------- -----------------------
                                                           2010                   2010
                                                  --------------------- -----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................      $   1,005              $  204,287
 Net realized gain (loss) on investments.........            (68)                 58,047
 Change in unrealized appreciation
  (depreciation) of investments..................         78,050                 350,502
                                                      ----------              ----------
 Net Increase (decrease) in net assets from
  operations.....................................         78,987                 612,836
                                                      ----------              ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      1,293,546               2,893,946
  Transfers between funds including
   guaranteed interest account, net..............        192,509                 610,171
  Transfers for contract benefits and
   terminations..................................         (3,170)                (30,858)
  Contract maintenance charges...................             --                      --
                                                      ----------              ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      1,482,885               3,473,259
                                                      ----------              ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             63                     200
                                                      ----------              ----------
INCREASE (DECREASE) IN NET ASSETS................      1,561,935               4,086,295
NET ASSETS -- BEGINNING OF PERIOD................             --                      --
                                                      ----------              ----------
NET ASSETS -- END OF PERIOD......................     $1,561,935              $4,086,295
                                                      ==========              ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................             --                      --
 Redeemed........................................             --                      --
                                                      ----------              ----------
 Net Increase (Decrease).........................             --                      --
                                                      ==========              ==========
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................             --                     326
 Redeemed........................................             --                     (10)
                                                      ----------              ----------
 Net Increase (Decrease).........................             --                     316
                                                      ==========              ==========
UNIT ACTIVITY CLASS 2
 Issued..........................................            147                      --
 Redeemed........................................             (1)                     --
                                                      ----------              ----------
 Net Increase (Decrease).........................            146                      --
                                                      ==========              ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        PIMCO VARIABLE
                                                       INSURANCE TRUST
                                                       EMERGING MARKETS
                                                      BOND PORTFOLIO (b)
                                                  --------------------------
                                                       2010          2009
                                                  -------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   69,368     $    64
 Net realized gain (loss) on investments.........       33,647          --
 Change in unrealized appreciation
  (depreciation) of investments..................      (12,577)       (162)
                                                    ----------     -------
 Net Increase (decrease) in net assets from
  operations.....................................       90,438         (98)
                                                    ----------     -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,628,318      96,040
  Transfers between funds including
   guaranteed interest account, net..............      475,640          --
  Transfers for contract benefits and
   terminations..................................      (52,766)         --
  Contract maintenance charges...................           --          --
                                                    ----------     -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    5,051,192      96,040
                                                    ----------     -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          384          --
                                                    ----------     -------
INCREASE (DECREASE) IN NET ASSETS................    5,142,014      95,942
NET ASSETS -- BEGINNING OF PERIOD................       95,942          --
                                                    ----------     -------
NET ASSETS -- END OF PERIOD......................   $5,237,956     $95,942
                                                    ==========     =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................          512          10
 Redeemed........................................          (50)         --
                                                    ----------     -------
 Net Increase (Decrease).........................          462          10
                                                    ==========     =======


                                                        PIMCO VARIABLE             PIMCO VARIABLE
                                                       INSURANCE TRUST            INSURANCE TRUST
                                                         REAL RETURN                TOTAL RETURN
                                                        PORTFOLIO (b)              PORTFOLIO (b)
                                                  -------------------------- --------------------------
                                                        2010         2009          2010         2009
                                                  --------------- ---------- --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   57,951     $    (5)    $   559,548    $    (6)
 Net realized gain (loss) on investments.........       34,827           6         204,378         15
 Change in unrealized appreciation
  (depreciation) of investments..................      (50,511)        (21)       (666,627)       (46)
                                                    ----------     -------     -----------    -------
 Net Increase (decrease) in net assets from
  operations.....................................       42,267         (20)         97,299        (37)
                                                    ----------     -------     -----------    -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    8,902,445      70,985      21,875,302     78,168
  Transfers between funds including
   guaranteed interest account, net..............    1,110,278          --       2,212,962         --
  Transfers for contract benefits and
   terminations..................................     (144,553)         --        (170,457)        --
  Contract maintenance charges...................           (4)         --             (20)        --
                                                    ----------     -------     -----------    -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    9,868,166      70,985      23,917,787     78,168
                                                    ----------     -------     -----------    -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          500          --           2,376         --
                                                    ----------     -------     -----------    -------
INCREASE (DECREASE) IN NET ASSETS................    9,910,933      70,965      24,017,462     78,131
NET ASSETS -- BEGINNING OF PERIOD................       70,965          --          78,131         --
                                                    ----------     -------     -----------    -------
NET ASSETS -- END OF PERIOD......................   $9,981,898     $70,965     $24,095,593    $78,131
                                                    ==========     =======     ===========    =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................          979           7           2,431          8
 Redeemed........................................          (46)         --            (171)        --
                                                    ----------     -------     -----------    -------
 Net Increase (Decrease).........................          933           7           2,260          8
                                                    ==========     =======     ===========    =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                                T. ROWE PRICE
                                                                                        PROFUND VP             HEALTH SCIENCES
                                                       PROFUND VP BEAR (b)           BIOTECHNOLOGY (b)          PORTFOLIO (c)
                                                    -------------------------   ---------------------------   ----------------
                                                        2010          2009           2010           2009            2010
                                                    ------------   ----------   --------------   ----------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $  (3,972)     $    (2)       $(3,975)        $   (1)       $  (10,824)
 Net realized gain (loss) on investments.........      (14,568)          --         (2,698)            --             1,136
 Change in unrealized appreciation
  (depreciation) of investments..................      (62,175)          65         27,806            (35)          172,997
                                                     ---------      -------        -------         ------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................      (80,715)          63         21,133            (36)          163,309
                                                     ---------      -------        -------         ------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      370,498       11,047        558,226          3,640         1,491,765
  Transfers between funds including
   guaranteed interest account, net..............      134,042           --        162,608             --           200,425
  Transfers for contract benefits and
   terminations..................................       (8,433)          --         (3,516)            --           (28,346)
  Contract maintenance charges...................           --           --             --             --                --
                                                     ---------      -------        -------         ------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      496,107       11,047        717,318          3,640         1,663,844
                                                     ---------      -------        -------         ------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................        4,999           --             40             --                --
                                                     ---------      -------        -------         ------        ----------
INCREASE (DECREASE) IN NET ASSETS................      420,391       11,110        738,491          3,604         1,827,153
NET ASSETS -- BEGINNING OF PERIOD................       11,110           --          3,604             --                --
                                                     ---------      -------        -------         ------        ----------
NET ASSETS -- END OF PERIOD......................    $ 431,501      $11,110        $742,095        $3,604        $1,827,153
                                                     =========      =======        ========        ======        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
 Issued..........................................           --           --             --             --               164
 Redeemed........................................           --           --             --             --               (11)
                                                     ---------      -------        --------        ------        ----------
 Net Increase (Decrease).........................           --           --             --             --               153
                                                     =========      =======        ========        ======        ==========
UNIT ACTIVITY COMMON SHARES
 Issued..........................................          126            1             75             --                --
 Redeemed........................................          (72)          --             (4)            --                --
                                                     ---------      -------        --------        ------        ----------
 Net Increase (Decrease).........................           54            1             71             --                --
                                                     =========      =======        =========       ======        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                     TEMPLETON DEVELOPING
                                                           MARKETS
                                                     SECURITIES FUND (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (1,184)     $   (4)
 Net realized gain (loss) on investments.........        2,508          --
 Change in unrealized appreciation
  (depreciation) of investments..................      363,435         174
                                                    ----------     -------
 Net Increase (decrease) in net assets from
  operations.....................................      364,759         170
                                                    ----------     -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    2,487,364      27,943
  Transfers between funds including
   guaranteed interest account, net..............      488,297          --
  Transfers for contract benefits and
   terminations..................................      (27,332)         --
  Contract maintenance charges...................           (1)         --
                                                    ----------     -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    2,948,328      27,943
                                                    ----------     -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................        4,997          --
                                                    ----------     -------
INCREASE (DECREASE) IN NET ASSETS................    3,318,084      28,113
NET ASSETS -- BEGINNING OF PERIOD................       28,113          --
                                                    ----------     -------
NET ASSETS -- END OF PERIOD......................   $3,346,197     $28,113
                                                    ==========     =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................          289           2
 Redeemed........................................          (11)         --
                                                    ----------     -------
 Net Increase (Decrease).........................          278           2
                                                    ==========     =======


                                                                                         TEMPLETON                TEMPLETON
                                                            TEMPLETON                   GLOBAL BOND                GROWTH
                                                   FOREIGN SECURITIES FUND (c)      SECURITIES FUND (b)      SECURITIES FUND (n)
                                                  ----------------------------- --------------------------- --------------------
                                                               2010                   2010          2009            2010
                                                  ----------------------------- ---------------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................          $  (1,459)             $  (31,071)     $    (3)        $  (535)
 Net realized gain (loss) on investments.........              1,659                  37,100           --              42
 Change in unrealized appreciation
  (depreciation) of investments..................            264,898                 580,760           45          46,348
                                                           ---------              ----------      -------         -------
 Net Increase (decrease) in net assets from
  operations.....................................            265,098                 586,789           42          45,855
                                                           ---------              ----------      -------         -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........          2,354,307              14,434,071       26,693         393,337
  Transfers between funds including
   guaranteed interest account, net..............            270,295               2,034,654           --         190,068
  Transfers for contract benefits and
   terminations..................................            (52,322)               (169,125)          --          (9,860)
  Contract maintenance charges...................                 (4)                     (4)          --              --
                                                           ---------              ----------      -------         -------
 Net increase (decrease) in net assets from
  contractowners transactions....................          2,572,276              16,299,596       26,693         573,545
                                                           ---------              ----------      -------         -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                301                   9,996           --              28
                                                           ---------              ----------      -------         -------
INCREASE (DECREASE) IN NET ASSETS................          2,837,675              16,896,381       26,735         619,428
NET ASSETS -- BEGINNING OF PERIOD................                 --                  26,735           --              --
                                                           ---------              ----------      -------         -------
NET ASSETS -- END OF PERIOD......................          $2,837,675             $16,923,116     $26,735         $619,428
                                                           ==========             ===========     =======         ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................                277                   1,539            3              63
 Redeemed........................................                (13)                    (50)          --              (3)
                                                           ---------              ----------      -------         -------
 Net Increase (Decrease).........................                264                   1,489            3              60
                                                           =========              ==========      =======         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            VAN ECK VIP
                                                            GLOBAL HARD
                                                          ASSETS FUND (b)
                                                    ----------------------------
                                                          2010           2009
                                                    ---------------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (34,271)      $    (2)
 Net realized gain (loss) on investments.........          9,870            --
 Change in unrealized appreciation
  (depreciation) of investments..................      1,322,197          (207)
                                                      ----------       -------
 Net Increase (decrease) in net assets from
  operations.....................................      1,297,796          (209)
                                                      ----------       -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      5,385,770        10,006
  Transfers between funds including
   guaranteed interest account, net..............      1,041,442            --
  Transfers for contract benefits and
   terminations..................................        (50,237)           --
  Contract maintenance charges...................             (2)           --
                                                      ----------       -------
 Net increase (decrease) in net assets from
  contractowners transactions....................      6,376,973        10,006
                                                      ----------       -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             93            --
                                                      ----------       -------
INCREASE (DECREASE) IN NET ASSETS................      7,674,862         9,797
NET ASSETS -- BEGINNING OF PERIOD................          9,797            --
                                                      ----------       -------
NET ASSETS -- END OF PERIOD......................     $7,684,659       $ 9,797
                                                      ==========       =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued..........................................            606             1
 Redeemed........................................            (19)           --
                                                      ----------       -------
 Net Increase (Decrease).........................            587             1
                                                      ==========       =======

-------
The accompanying notes are an integral part of these financial statements.

(a) Units were made available for sale on June 08, 2009.
(b) Units were made available for sale on December 14, 2009.
(c) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had zero balance and no activity to report.
(d) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(e) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(f) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(g) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(h) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(i) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(j) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(k) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(l) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

(m) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(n) Units were made available for sale on January 25, 2010.
(o) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(p) Units were made available for sale on September 23, 2010.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010


1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AllianceBernstein Variable Products Series Fund, Inc. , American Century Variable Portfolios, Inc. , AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc. , EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust , ProFunds, T.Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options:

  ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.*
  -----------------------------------------------------
o AllianceBernstein VPS Balanced Wealth Strategy Portfolio
o AllianceBernstein VPS International Growth Portfolio

  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  ------------------------------------------
o American Century VP Large Company Value
o American Century VP Mid Cap Value

  AXA PREMIER VIP TRUST*
  ----------------------
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanager Technology

  BLACKROCK VARIABLE SERIES FUNDS, INC.
  -------------------------------------
o BlackRock Global Allocation V.I. Fund
o BlackRock Large Cap Growth V.I Fund

  EQ ADVISORS TRUST *
  -------------------
o All Asset Allocation
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Moderate Growth Strategy
o AXA Tactical Manager 2000
o AXA Tactical Manager 400
o AXA Tactical Manager 500
o AXA Tactical Manager International
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/AXA Franklin Small Cap Value Core
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index
o EQ/Core Bond Index
o EQ/Davis New York Venture
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS
o EQ/Franklin Core Balanced
o EQ/Franklin Templeton Allocation
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS
o EQ/Global Multi-Sector Equity
o EQ/Intermediate Government Bond Index
o EQ/International Core PLUS
o EQ/International ETF
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Continued)

o EQ/Montag & Caldwell Growth
o EQ/Morgan Stanley Mid Cap Growth(1)
o EQ/Mutual Large Cap Equity
o EQ/Oppenheimer Global
o EQ/Pimco Ultra Short Bond
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/Templeton Global Equity
o EQ/UBS Growth & Income
o EQ/Van Kampen Comstock
o EQ/Wells Fargo Advantage Omega Growth(2)

  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  --------------------------------------------
o Fidelity(R) VIP Asset Manager: Growth Portfolio
o Fidelity(R) VIP Contrafund(R) Portfolio
o Fidelity(R) VIP Mid Cap Portfolio
o Fidelity(R) VIP Strategic Income Portfolio

  FRANKLIN TEMPLETON VARIABLE INSURANCE
  -------------------------------------
  PRODUCTS TRUST
  --------------
o Franklin Income Securities Fund
o Franklin Strategic Income Securities Fund
o Franklin Templeton VIP Founding Funds Allocation Fund
o Mutual Shares Securities Fund
o Templeton Developing Markets Securities Fund
o Templeton Foreign Securities Fund
o Templeton Global Bond Securities Fund
o Templeton Growth Securities Fund

  GOLDMAN SACHS VARIABLE INSURANCE
  --------------------------------
  TRUST- VARIABLE INSURANCE PORTFOLIOS
  ------------------------------------
o Goldman Sachs VIT Mid Cap Value Fund

  INVESCO VARIABLE INSURANCE FUNDS
  --------------------------------
o Invesco V.I. Financial Services Fund(3)
o Invesco V.I. Global Real Estate Fund(4)
o Invesco V.I. International Growth Fund(5)
o Invesco V.I. Leisure Fund(6)
o Invesco V.I. Mid Cap Core Equity Fund(7)
o Invesco V.I. Small Cap Equity Fund(8)

  IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
  ---------------------------------------
o Ivy Funds VIP Dividend Opportunities
o Ivy Funds VIP Energy
o Ivy Funds VIP Global Natural Resources
o Ivy Funds VIP High Income
o Ivy Funds VIP Mid Cap Growth
o Ivy Funds VIP Science and Technology
o Ivy Funds VIP Small Cap Growth

  LAZARD RETIREMENT SERIES, INC.
  ------------------------------
o Lazard Retirement Emerging Markets Equity Portfolio

  MFS(R) VARIABLE INSURANCE TRUST
  -------------------------------
o MFS(R) International Value Portfolio
o MFS(R) Investors Growth Stock Series
o MFS(R) Investors Trust Series
o MFS(R) Technology Porfolio
o MFS(R) Utilities Series

  PIMCO VARIABLE INSURANCE TRUST
  ------------------------------
o PIMCO Variable Insurance Trust CommodityRealReturn(R)
  Strategy Portfolio
o PIMCO Variable Insurance Trust Emerging Markets
  Bond Portfolio
o PIMCO Variable Insurance Trust Real Return Portfolio
o PIMCO Variable Insurance Trust Total Return Portfolio

  PROFUNDS
  --------
o ProFund VP Bear
o ProFund VP Biotechnology

  T. ROWE PRICE EQUITY SERIES, INC.
  ---------------------------------
o T. Rowe Price Health Sciences Portfolio II

  VAN ECK VIP TRUST
  -----------------
o Van Eck VIP Global Hard Assets Fund(9)


 (1)     Formerly known as EQ/Van Kampen Mid Cap Growth
 (2)     Formerly known as EQ/Evergreen Omega
 (3)     Formerly known as AIM V.I. Financial Services Fund
 (4)     Formerly known as AIM V.I. Global Real Estate Fund
 (5)     Formerly known as AIM V.I. International Growth Fund
 (6)     Formerly known as AIM V.I. Leisure Fund
 (7)     Formerly known as AIM V.I. Mid Cap Core Equity Fund
 (8)     Formerly known as AIM V.I. Small Cap Equity Fund
 (9)     Formerly known as Van Eck Worldwide Hard Assets Fund

* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
Note: Separate Account No. 49 also includes seven variable investment options that have not been offered to the public and for which the financial statements have not been included here-in.


                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Retirement Cornerstone, Structured Capital Strategies, including all contracts issued currently. These annuities in the Accumulator series and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, the Trusts which the Variable Investment Options invest in, enter into contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.


                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


2. Significant Accounting Policies (Concluded)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1.

4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:


                                                                      PURCHASES        SALES
                                                                   -------------- --------------
All Asset Allocation............................................    $  1,909,705   $    275,747
AllianceBernstein VPS Balanced Wealth Strategy Portfolio........       1,991,629         59,112
AllianceBernstein VPS International Growth Portfolio............       1,523,493         27,990
American Century VP Large Company Value.........................         386,798         31,899
American Century VP Mid Cap Value...............................       2,559,564        139,775
AXA Aggressive Allocation.......................................     395,359,769    467,949,698
AXA Balanced Strategy...........................................     404,414,675     14,785,019

                                     FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Continued)


                                                   PURCHASES          SALES
                                               ---------------- ----------------
AXA Conservative Allocation.................    $  789,831,570   $  730,486,361
AXA Conservative Growth Strategy............       233,085,393       15,343,943
AXA Conservative Strategy...................       150,831,313       21,529,815
AXA Conservative-Plus Allocation............       332,662,855      306,364,202
AXA Growth Strategy.........................       354,679,720       21,881,559
AXA Moderate Allocation.....................       810,415,682      784,577,547
AXA Moderate Growth Strategy................     1,006,301,264       26,166,642
AXA Moderate-Plus Allocation................       864,698,549    1,036,311,126
AXA Tactical Manager 2000...................        22,675,825          753,302
AXA Tactical Manager 400....................        20,567,750          601,530
AXA Tactical Manager 500....................        48,308,007        1,229,314
AXA Tactical Manager International..........        40,381,483        1,135,675
BlackRock Global Allocation V.I. Fund.......        20,315,374        2,109,575
BlackRock Large Cap Growth V.I Fund.........         1,802,087          131,506
EQ/AllianceBernstein International..........        65,968,424      121,399,909
EQ/AllianceBernstein Small Cap Growth.......        88,710,225       76,665,975
EQ/AXA Franklin Small Cap Value Core........        41,235,209       33,091,525
EQ/BlackRock Basic Value Equity.............       145,731,704      113,624,378
EQ/BlackRock International Value............        97,341,351      133,492,341
EQ/Boston Advisors Equity Income............        49,635,191       40,357,121
EQ/Calvert Socially Responsible.............         7,140,955       11,296,842
EQ/Capital Guardian Growth..................        20,225,648       46,195,082
EQ/Capital Guardian Research................        22,982,922      119,358,413
EQ/Common Stock Index.......................        43,802,231      118,253,913
EQ/Core Bond Index..........................       288,531,492      234,740,249
EQ/Davis New York Venture...................        47,049,985       59,949,107
EQ/Equity 500 Index.........................       158,094,176      194,876,543
EQ/Equity Growth PLUS.......................        18,947,874      218,136,566
EQ/Franklin Core Balanced...................        62,344,500      154,776,579
EQ/Franklin Templeton Allocation............        96,196,673      162,930,364
EQ/GAMCO Mergers & Acquisitions.............        71,686,547       38,161,230
EQ/GAMCO Small Company Value................       174,978,197      124,374,449
EQ/Global Bond PLUS.........................       152,887,217      105,654,090
EQ/Global Multi-Sector Equity...............       120,658,356      217,143,722
EQ/Intermediate Government Bond Index.......       202,470,710      191,266,056
EQ/International Core PLUS..................        86,038,583      120,129,278
EQ/International ETF........................         1,464,579          121,705
EQ/International Growth.....................       137,248,420       72,495,303
EQ/JPMorgan Value Opportunities.............        51,485,983       55,999,865
EQ/Large Cap Core PLUS......................        26,594,974       28,593,209
EQ/Large Cap Growth Index...................        41,862,233       67,808,308
EQ/Large Cap Growth PLUS....................        26,448,594       49,389,638
EQ/Large Cap Value Index....................        27,691,233       24,487,246
EQ/Large Cap Value PLUS.....................        26,901,611      161,414,001
EQ/Lord Abbett Growth and Income............        54,968,198       34,997,072
EQ/Lord Abbett Large Cap Core...............        60,453,432       46,301,266
EQ/Mid Cap Index............................        54,963,130      122,465,216
EQ/Mid Cap Value PLUS.......................        39,013,102      212,931,771
EQ/Money Market.............................       549,317,648      816,088,999
EQ/Montag & Caldwell Growth.................        35,495,764       46,255,707
EQ/Morgan Stanley Mid Cap Growth............       178,346,492      106,749,673
EQ/Mutual Large Cap Equity..................        14,405,931       42,972,182
EQ/Oppenheimer Global.......................       106,085,092       50,162,158
EQ/Pimco Ultra Short Bond...................       363,627,044      491,740,098
EQ/Quality Bond PLUS........................       202,115,769      169,175,020
EQ/Small Company Index......................        66,981,872       99,202,361
EQ/T. Rowe Price Growth Stock...............        99,644,740       63,816,374
EQ/Templeton Global Equity..................        33,010,864       34,274,602
EQ/UBS Growth & Income......................        16,707,001       17,979,730
EQ/Van Kampen Comstock......................        27,647,969       36,599,186

                                     FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Concluded)


                                                                            PURCHASES         SALES
                                                                         --------------- --------------
EQ/Wells Fargo Advantage Omega Growth.................................    $142,170,458    $ 71,346,781
Fidelity(R) VIP Asset Manager: Growth Portfolio.......................       1,279,241         569,056
Fidelity(R) VIP Contrafund(R) Portfolio...............................      11,763,690         513,465
Fidelity(R) VIP Mid Cap Portfolio.....................................       5,105,263         260,881
Fidelity(R) VIP Strategic Income Portfolio............................       7,397,980         347,957
Franklin Income Securities Fund.......................................       3,740,276          81,553
Franklin Strategic Income Securities Fund.............................       5,095,806         356,387
Franklin Templeton VIP Founding Funds Allocation Fund.................       1,093,263          45,286
Goldman Sachs VIT Mid Cap Value Fund..................................       3,073,891         335,212
Invesco V.I. Financial Services Fund..................................         875,954         265,325
Invesco V.I. Global Real Estate Fund..................................       5,481,142          96,926
Invesco V.I. International Growth Fund................................       3,899,306          75,499
Invesco V.I. Leisure Fund.............................................         144,613          22,851
Invesco V.I. Mid Cap Core Equity Fund.................................       1,378,938          67,722
Invesco V.I. Small Cap Equity Fund....................................       1,172,976         338,231
Ivy Funds VIP Dividend Opportunities..................................       4,113,448         237,569
Ivy Funds VIP Energy..................................................       3,033,912         635,366
Ivy Funds VIP Global Natural Resources................................       4,757,173         614,376
Ivy Funds VIP High Income.............................................       9,476,181         846,666
Ivy Funds VIP Mid Cap Growth..........................................       3,877,780         145,008
Ivy Funds VIP Science and Technology..................................       2,713,481         268,998
Ivy Funds VIP Small Cap Growth........................................       3,333,773         209,827
Lazard Retirement Emerging Markets Equity Portfolio...................      12,463,735         527,338
MFS(R) International Value Portfolio..................................       5,263,747         248,830
MFS(R) Investors Growth Stock Series..................................       1,714,258          33,955
MFS(R) Investors Trust Series.........................................       1,236,378          99,241
MFS(R) Technology Portfolio...........................................       1,960,969         260,478
MFS(R) Utilities Series...............................................       1,603,855         111,124
Multimanager Aggressive Equity........................................     264,133,552      79,761,782
Multimanager Core Bond................................................     465,098,495     371,618,677
Multimanager International Equity.....................................      54,226,250      81,734,735
Multimanager Large Cap Core Equity....................................      30,458,094      32,484,948
Multimanager Large Cap Value..........................................      27,473,717      67,591,224
Multimanager Mid Cap Growth...........................................      43,262,754      63,732,085
Multimanager Mid Cap Value............................................      61,478,794      69,780,404
Multimanager Multi-Sector Bond........................................     158,534,089     140,500,934
Multimanager Small Cap Growth.........................................      37,803,543      51,105,070
Multimanager Small Cap Value..........................................      46,978,403      95,725,651
Multimanager Technology...............................................     107,584,181     120,805,992
Mutual Shares Securities Fund.........................................       1,495,618          11,728
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy
Portfolio.............................................................       3,868,558         128,961
PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio........       5,705,891         584,943
PIMCO Variable Insurance Trust Real Return Portfolio..................      10,479,844         544,215
PIMCO Variable Insurance Trust Total Return Portfolio.................      26,586,380       1,925,932
ProFund VP Bear.......................................................       1,175,604         678,470
ProFund VP Biotechnology..............................................         760,960          47,617
T. Rowe Price Health Sciences Portfolio...............................       1,785,990         132,970
Templeton Developing Markets Securities Fund..........................       3,088,665         136,522
Templeton Foreign Securities Fund.....................................       2,719,022         147,904
Templeton Global Bond Securities Fund.................................      16,919,104         630,017
Templeton Growth Securities Fund......................................         601,737          28,725
Van Eck VIP Global Hard Assets Fund...................................       6,579,709         237,006


                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are categorized into two types. Both types are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charges by the Variable Investment Options offered by the non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable and its affiliates serve as investment managers of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.15% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable, as investment manager of the Trusts, pays expenses for providing investment advisory services to the Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Tactical Manager 500 I, AXA Tactical Manager 400 I, AXA Tactical Manager 2000 I, AXA Tactical Manager International I, EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industrial Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within EQ Advisors Trust and AXA Premier VIP Trust. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.



--------------------------------------------------------------------------------------------------------
                                 REMOVED PORTFOLIO                      SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010              MULTIMANAGER LARGE CAP GROWTH          MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------
Shares -- Class B                  27,549,345                               22,327,597
Value -- Class B                 $       7.72                           $        23.38
Net Assets Before Substitution   $212,680,942                           $  309,338,272
Net Assets After Substitution    $         --                           $  522,019,214
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009              EQ/ARIEL APPRECIATION II               EQ/MID CAP VALUE PLUS
                                 EQ/LORD ABBETT MID CAP VALUE
                                 EQ/VAN KAMPEN REAL ESTATE
--------------------------------------------------------------------------------------------------------
                                 EQ/ARIEL APPRECIATION II
Shares -- Class B                   7,932,043
Value -- Class B                 $       9.40
Net Assets Before Merger         $ 74,538,275
Net Assets After Merger          $         --
                                 EQ/LORD ABBETT MID CAP VALUE
Shares -- Class B                  26,391,753
Value -- Class B                 $       7.93
Net Assets Before Merger         $209,180,481
Net Assets After Merger          $         --
                                 EQ/VAN KAMPEN REAL ESTATE
Shares -- Class B                  63,532,140                              142,251,793
Value -- Class B                 $       5.48                           $         7.74
Net Assets Before Merger         $347,961,699                           $  469,149,515
Net Assets After Merger          $         --                           $1,100,829,970
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009              EQ/AXA ROSENBERG VALUE LONG/SHORT      EQ/PIMCO ULTRA SHORT BOND
                                 EQUITY

                                 EQ/SHORT DURATION BOND
--------------------------------------------------------------------------------------------------------
                                 EQ/AXA ROSENBERG VALUE LONG/SHORT
                                 EQUITY
Shares -- Class B                  12,716,910
Value -- Class B                 $       8.60
Net Assets Before Merger         $109,365,428
Net Assets After Merger          $         --
                                 EQ/SHORT DURATION BOND
Shares -- Class B                  23,494,513                              140,859,863
Value -- Class B                 $       9.13                           $         9.95
Net Assets Before Merger         $214,412,117                           $1,077,407,382
Net Assets After Merger          $         --                           $1,401,184,927
--------------------------------------------------------------------------------------------------------

                                     FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Concluded)


--------------------------------------------------------------------------------------------------------
                           REMOVED PORTFOLIO                          SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        MULTIMANAGER HEALTH CARE                   MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------
Shares -- Class B            28,056,156                                    15,487,843
Value -- Class B           $       9.02                                $        21.67
Net Assets Before Merger   $253,119,777                                $   82,475,855
Net Assets After Merger    $         --                                $  335,595,632
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        EQ/OPPENHEIMER MAIN STREET OPPORTUNITY      EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B             5,440,613                                    56,841,883
Value -- Class B           $      8.39                                 $        13.55
Net Assets Before Merger   $ 45,659,985                                $  724,313,556
Net Assets After Merger    $         --                                $  769,973,541
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        EQ/OPPENHEIMER MAIN STREET SMALL CAP        EQ/SMALL COMPANY INDEX
                           INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B             9,217,337                                    53,685,152
Value -- Class B           $       8.91                                $         8.40
Net Assets Before Merger   $ 82,134,043                                $  368,998,628
Net Assets After Merger    $         --                                $  451,132,671
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009        EQ/CAYWOOD SCHOLL HIGH YIELD BOND           EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------
Shares -- Class B            67,826,211                                    64,244,370
Value -- Class B           $       3.99                                $         9.19
Net Assets Before Merger   $270,950,734                                $  319,272,226
Net Assets After Merger    $         --                                $  590,222,960
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009        EQ/LONG TERM BOND                           EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B            11,533,864                                   106,695,594
Value -- Class B           $      12.74                                $         9.62
Net Assets Before Merger   $146,995,303                                $  879,643,006
Net Assets After Merger    $         --                                $1,026,638,309
--------------------------------------------------------------------------------------------------------

7. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following:


                                                                          ASSET-BASED                    CURRENT     MAXIMUM
                                                        MORTALITY AND   ADMINISTRATION   DISTRIBUTION   AGGREGATE   AGGREGATE
                                                        EXPENSE RISKS       CHARGE          CHARGE        CHARGE     CHARGE
                                                       --------------- ---------------- -------------- ----------- ----------
Accumulator and Rollover IRA issued before
  May 1, 1997.......................................         0.90%           0.30%            --           1.20%      1.20%

Accumulator issued on or after May 1, 1997..........         1.10%           0.25%            --           1.35%      1.35%

Accumulator issued on or after March 1, 2000........         1.10%           0.25%            0.20%        1.55%      1.55%

Accumulator issued on or after April 1, 2002........         0.75%           0.25%            0.20%        1.20%      1.20%

Accumulator issued on or after
  September 15, 2003................................         0.75%           0.30%            0.20%        1.25%      1.25%

Accumulator 06, 07, 8.0, 9.0........................         0.80%           0.30%            0.20%        1.30%      1.30%

Accumulator Elite, Plus, Select.....................         1.10%           0.25%            0.25%        1.60%      1.60%

Accumulator Select II...............................         1.10%           0.35%            0.45%        1.90%      1.90%

Accumulator Select issued on or after
  April 1, 2002.....................................         1.10%           0.25%            0.35%        1.70%      1.70%

                                     FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Continued)


                                                                               ASSET-BASED                    CURRENT     MAXIMUM
                                                             MORTALITY AND   ADMINISTRATION   DISTRIBUTION   AGGREGATE   AGGREGATE
                                                             EXPENSE RISKS       CHARGE          CHARGE        CHARGE     CHARGE
                                                            --------------- ---------------- -------------- ----------- ----------
Accumulator Plus issued on or after April 1, 2002........        0.90%            0.25%           0.25%         1.40%      1.40%

Accumulator Plus issued on or after
  September 15, 2003.....................................        0.90%            0.35%           0.25%         1.50%      1.50%

Accumulator Plus 06, 07, 8.0, 9.0........................        0.95%            0.35%           0.25%         1.55%      1.55%

Accumulator Elite issued on or after
  September 15, 2003.....................................        1.10%            0.30%           0.25%         1.65%      1.65%

Accumulator Elite II.....................................        1.10%            0.25%           0.45%         1.80%      1.80%

Accumulator Elite 06, 07, 8.0, 9.0.......................        1.10%            0.30%           0.25%         1.65%      1.65%

Stylus...................................................        0.80%            0.30%           0.05%         1.15%      1.15%

Retirement Income for Life...............................        0.75%            0.30%           0.20%         1.25%      1.25%

Retirement Income for Life (NY)..........................        0.80%            0.30%           0.20%         1.30%      1.30%

Accumulator Advisor (1)..................................        0.50%              --              --          0.50%      0.50%

Accumulator Express......................................        0.70%            0.25%             --          0.95%      0.95%

Retirement Cornerstone Series CP.........................        0.95%            0.35%           0.25%         1.55%      1.55%

Retirement Cornerstone Series B..........................        0.80%            0.30%           0.20%         1.30%      1.30%

Retirement Cornerstone Series L..........................        1.10%            0.30%           0.25%         1.65%      1.65%

Retirement Cornerstone Series C..........................        1.10%            0.25%           0.35%         1.70%      1.70%

Structured Capital Strategies Series B(2)................        1.25%              --              --          1.25%      1.25%

Structured Capital Strategies Series ADV(2)..............        0.65%              --              --          0.65%      0.65%

----------
(1) The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

(2) Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (via unit liquidation from account value).

The table below lists the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.


                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED
               -------                         -----------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      contract date anniversary.

Variable Immediate Annuity payout     At time of transaction
option administrative fee

Withdrawal charge                     At time of transaction


               CHARGES                                    AMOUNT DEDUCTED                         HOW DEDUCTED
               -------                                    ---------------                         ------------
Charges for state premium and other   Varies by state                                        Applied to an annuity
applicable taxes                                                                             payout option

Charge for Trust expenses             Varies by Portfolio                                    Unit value

Annual Administrative charge          Depending on account value, in Years 1 to 2 lesser     Unit liquidation from
                                      of $30 or 2% of account value, thereafter $30          account value

Variable Immediate Annuity payout     $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                    account value

Withdrawal charge                     LOW - 0% in contract year 10 and thereafter.           Unit liquidation from
                                                                                             account value
                                      HIGH - 8% in contract years 1 and 2. The charge is
                                      7% in contract years 3 and 4, and declines 1%
                                      each contract year until it reaches 0% in contract
                                      year 10.

                                     FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Continued)


                                                    WHEN CHARGE
                 CHARGES                            IS DEDUCTED
                 -------                            -----------
BaseBuilder benefit charge                 Annually on each
                                           contract date anniversary.

Protection Plus                            Annually on each
                                           contract date anniversary.

Guaranteed minimum death benefit
options:

  Annual ratchet to age 85                 Annually on each
                                           contract date anniversary.

  Greater of 4% roll up to age 85 or       Annually on each
  Annual ratchet to age 85                 contract date anniversary

  Greater of 5% rollup to age 85 or        Annually on each
  annual ratchet to age 85                 contract date anniversary.

  6% rollup to age 80 or 70

  6% rollup to age 85                      Annually on each
                                           contract date anniversary.

  Greater of 6.5%, 6% or 3% rollup to      Annually on each
  age 85 or annual ratchet to age 85       contract date anniversary.

  Greater of 5% rollup to owner's age
  80 or Annual ratchet to owner's age
  80

  Greater of compounded annual
  roll-up to age 85 or annual ratchet
  to age 85

Guaranteed Withdrawal Benefit for Life     Annually on each
Enhanced Death Benefit                     contract date anniversary

Earnings Enhancement Benefit               Annually on each
(additional death benefit)                 contract date anniversary


                 CHARGES                                     AMOUNT DEDUCTED                          HOW DEDUCTED
                 -------                                     ---------------                          ------------
                                         *Note - Depending on the contract and/or certain
                                                 elections made under the contract, the
                                                 withdrawal charge may or may not apply.
BaseBuilder benefit charge               0.30%                                                   Unit liquidation from
                                                                                                 account value

Protection Plus                          LOW - 0.20%                                             Unit liquidation from
                                                                                                 account value
                                         HIGH - 0.35%.
Guaranteed minimum death benefit
options:

  Annual ratchet to age 85               LOW - 0.20% of the Annual ratchet to age 85             Unit liquidation from
                                         benefit base                                            account value

                                         HIGH - 0.35% of the Annual ratchet to age 85
                                         benefit base

  Greater of 4% roll up to age 85 or     1.00% of the greater of 4% roll-up to age 85 or
  Annual ratchet to age 85               Annual ratchet to age 85 benefit base (max to
                                         1.15%)

  Greater of 5% rollup to age 85 or      LOW - 0.50% of the greater of 5% roll-up to age         Unit liquidation from
  annual ratchet to age 85               85 or annual ratchet to age 85 benefit base             account value

                                         HIGH - 1.00 % of 5% roll-up to age 85 or Annual
                                         ratchet to age 85 benefit base

  6% rollup to age 80 or 70              0.20% of 6% roll-up to age 80 (or 70) benefit base

  6% rollup to age 85                    LOW - 0.35% of the 6% roll-up to age 85 benefit         Unit liquidation from
                                         base                                                    account value

                                         HIGH - 0.45% of the 6% roll-up to age 85 benefit
                                         base

  Greater of 6.5%, 6% or 3% rollup to    LOW - 0.45% of the 6% roll-up to age 85 benefit         Unit liquidation from
  age 85 or annual ratchet to age 85     base or the Annual ratchet to age 85 benefit base,      account value
                                         as applicable

                                         HIGH - 0.80% of the 6.5%, 6% or 3% roll-up to
                                         age 85 benefit base or the Annual ratchet to age
                                         85 benefit base, as applicable

  Greater of 5% rollup to owner's age    LOW - 0.80% (max 0.95%) of the 5% roll-up to
  80 or Annual ratchet to owner's age    age 80 benefit base or the annual ratchet benefit
  80                                     base, as applicable

                                         HIGH - 1.10% (max 1.25%) of the 5% roll-up to
                                         age 80 benefit base or the annual ratchet benefit
                                         base, as applicable

  Greater of compounded annual           LOW - 0.80% (max 0.95%) of the roll-up to age
  roll-up to age 85 or annual ratchet    85 benefit base or annual ratchet to age 85 benefit
  to age 85                              base, as applicable

                                         HIGH - 0.90% (max 1.05%) of the roll-up to age
                                         85 benefit base or annual ratchet to age 85 benefit
                                         base, as applicable

Guaranteed Withdrawal Benefit for Life   0.30%                                                   Unit liquidation from
Enhanced Death Benefit                                                                           account value

Earnings Enhancement Benefit             0.35%                                                   Unit liquidation from
(additional death benefit)                                                                       account value

                                     FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Concluded)


                                                  WHEN CHARGE
                 CHARGES                          IS DEDUCTED
                 -------                          -----------
Guaranteed Minimum Income Benefit        Annually on each
                                         contract date anniversary.

Guaranteed Principal Benefit             Annually on first 10
                                         contract date
                                         anniversaries

Guaranteed Withdrawal Benefit            Annually on each
                                         contract date anniversary

Net Loan Interest charge for Rollover    Netted against loan
                                         repayment

Retirement Income for Life Benefit       Annually on contract date
charge                                   anniversary

Guaranteed Withdrawal Benefit for Life   Annually on each
(GWBL)                                   contract date anniversary

Death benefit under converted GWBL       Annually on each
                                         contract anniversary date

Converted Guaranteed withdrawal          Upon initial conversion
benefit for life charge                  and annually on each
                                         contract date anniversary
                                         thereafter


                 CHARGES                                    AMOUNT DEDUCTED                        HOW DEDUCTED
                 -------                                    ---------------                        ------------
Guaranteed Minimum Income Benefit        LOW - 0.45%                                          Unit liquidation from
                                                                                              account value
                                         HIGH - 1.10% (max 1.40%)

Guaranteed Principal Benefit             LOW - 100% Guaranteed Principal Benefit -            Unit liquidation from
                                         0.50%                                                account value

                                         HIGH - 125% Guaranteed Principal Benefit -
                                         0.75%

Guaranteed Withdrawal Benefit            LOW - 5% Withdrawal Option is 0.30%                  Unit liquidation from
                                         HIGH - 7% Withdrawal Option is 0.50%                 account value

Net Loan Interest charge for Rollover    2.00%                                                Unit liquidation from
                                                                                              account value

Retirement Income for Life Benefit       LOW - 0.60% for Single life                          Unit liquidation from
charge                                         0.75% for Joint life                           account value

                                         HIGH - 0.75% for Single life
                                                0.90% for Joint life

Guaranteed Withdrawal Benefit for Life   LOW - 0.60% for Single life;                         Unit liquidation from
(GWBL)                                         0.75% for Joint life                           account value

                                         HIGH - 0.75% for Single life;
                                                0.90% for Joint life

Death benefit under converted GWBL       The GMDB charge in effect prior to conversion will   Unit liquidation from
                                         be deducted. Note - Charge will vary depending on    account value
                                         combination GMDB elections.

Converted Guaranteed withdrawal          Single and Joint life - charge is equal to the       Unit liquidation of
benefit for life charge                  percentage of Guaranteed minimum income benefit      account value
                                         base charge deducted as the Guaranteed minimum
                                         income benefit charge on the conversion effective
                                         date. Annual ratchets may increase the charge to a
                                         percentage equal to the maximum charge for the
                                         Guaranteed minimum income benefit.

8. Accumulation Unit Values




Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------------
                                                                         UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                            UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                           ------------ ------------------- ------------ ---------------- ----------
ALL ASSET ALLOCATION
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)           $ 11.58             --                --             --      13.75%
         Highest contract charge 1.70% Class A (r)          $ 11.53             --                --             --      13.37%
         All contract charges                                    --            150            $1,728           3.84%
  2009   Lowest contract charge 1.30% Class A (r)           $ 10.18             --                --             --       0.20%
         Highest contract charge 1.70% Class A (r)          $ 10.17             --                --             --       0.10%
         All contract charges                                    --             --                --           0.75%
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
--------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r) (s)       $ 11.00             --                --             --       8.80%
         Highest contract charge 1.70% Class B (r) (s)      $ 10.95             --                --             --       8.42%
         All contract charges                                    --            184            $2,018           1.04%        --
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r) (s)       $ 11.25             --                --             --      11.17%
         Highest contract charge 1.70% Class B (r) (s)      $ 11.20             --                --             --      10.67%
         All contract charges                                    --            144            $1,621           0.54%        --

                                     FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------------
                                                                         UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                            UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                           ------------ ------------------- ------------ ---------------- ----------
AMERICAN CENTURY VP LARGE COMPANY VALUE
---------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r) (s)      $11.05               --                --            --          9.30%
         Highest contract charge 1.70% Class II (r) (s)     $11.00               --                --            --          8.91%
         All contract charges                                   --               35        $      385          1.67%           --
AMERICAN CENTURY VP MID CAP VALUE
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r)          $12.34               --                --            --          17.41%
         Highest contract charge 1.70% Class II (r)         $12.28               --                --            --          16.95%
         All contract charges                                   --              216        $    2,654          3.23%            --
  2009   Lowest contract charge 1.30% Class II (r)          $10.51               --                --            --           1.55%
         Highest contract charge 1.70% Class II (r)         $10.50               --                --            --           1.45%
         All contract charges                                   --               --        $        1          1.80%            --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A               $11.45               --                --            --          11.93%
         Highest contract charge 1.70% Class A              $11.40               --                --            --          11.44%
         All contract charges                                   --              686        $    7,851          1.55%            --
  2009   Lowest contract charge 1.30% Class A               $10.23               --                --            --           0.29%
         Highest contract charge 1.70% Class A              $10.23               --                --            --           0.39%
         All contract charges                                   --                3        $       29            --             --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B               $12.29               --                --            --          12.55%
         Highest contract charge 1.90% Class B              $11.15               --                --            --          10.95%
         All contract charges                                   --          250,059        $3,071,781          1.55%            --
  2009   Lowest contract charge 0.50% Class B               $10.92               --                --            --          26.71%
         Highest contract charge 1.90% Class B              $10.05               --                --            --          24.82%
         All contract charges                                   --          264,282        $2,913,632          1.00%
  2008   Lowest contract charge 0.50% Class B               $ 8.62               --                --            --        (39.51)%
         Highest contract charge 1.90% Class B              $ 8.05               --                --            --        (40.33)%
         All contract charges                                   --          249,764        $2,198,545          1.66%           --
  2007   Lowest contract charge 0.50% Class B               $14.25               --                --            --           5.63%
         Highest contract charge 1.90% Class B              $13.49               --                --            --           4.17%
         All contract charges                                               189,188        $2,787,372          3.04%            --
  2006   Lowest contract charge 0.50% Class B               $13.49               --                --            --          17.31%
         Highest contract charge 1.90% Class B              $12.95               --                --            --          15.46%
         All contract charges                                   --          103,270        $1,472,607          3.07%           --
AXA BALANCED STRATEGY
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)           $10.96               --                --            --           8.62%
         Highest contract charge 1.70% Class B (q)          $10.91               --                --            --           8.13%
         All contract charges                                   --           43,235        $  508,706          2.00%            --
  2009   Lowest contract charge 1.30% Class B (q)           $10.09               --                --            --         (0.30)%
         Highest contract charge 1.70% Class B (q)          $10.09               --                --            --         (0.20)%
         All contract charges                                   --            8,275        $   93,171          2.87%            --
AXA CONSERVATIVE ALLOCATION
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B               $12.16               --                --            --           6.67%
         Highest contract charge 1.90% Class B              $11.03               --                --            --           5.25%
         All contract charges                                   --          167,849        $1,970,907          2.11%            --
  2009   Lowest contract charge 0.50% Class B               $11.40               --                --            --           9.27%
         Highest contract charge 1.90% Class B              $10.48               --                --            --           7.76%
         All contract charges                                   --          170,307        $1,893,018          2.38%            --

                                     FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                    ------------ ------------------- ------------ ---------------- ----------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B          $10.43              --                 --         --         (11.46)%
         Highest contract charge 1.90% Class B         $ 9.73              --                 --         --         (12.74)%
         All contract charges                              --         130,528         $1,340,728       6.68%            --
  2007   Lowest contract charge 0.50% Class B          $11.78              --                 --         --            5.27%
         Highest contract charge 1.90% Class B         $11.15              --                 --         --            3.82%
         All contract charges                                          43,687         $  512,686       4.38%            --
  2006   Lowest contract charge 0.50% Class B          $11.19              --                 --         --            5.84%
         Highest contract charge 1.90% Class B         $10.74              --                 --         --            4.35%
         All contract charges                              --          27,021         $  304,681       4.30%            --
AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $10.84              --                 --         --            7.75%
         Highest contract charge 1.70% Class B (q)     $10.79              --                 --         --            7.36%
         All contract charges                              --          24,643         $  283,665       1.91%            --
  2009   Lowest contract charge 1.30% Class B (q)      $10.06              --                 --         --           (0.40)%
         Highest contract charge 1.70% Class B (q)     $10.05              --                 --         --           (0.40)%
         All contract charges                              --           4,833         $   53,791       3.54%            --
AXA CONSERVATIVE STRATEGY
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $10.57              --                 --         --            5.91%
         Highest contract charge 1.70% Class B (q)     $10.52              --                 --         --            5.41%
         All contract charges                              --          15,143         $  166,345       2.01%            --
  2009   Lowest contract charge 1.30% Class B (q)      $ 9.98              --                 --         --           (0.70)%
         Highest contract charge 1.70% Class B (q)     $ 9.98              --                 --         --           (0.70)%
         All contract charges                              --           3,109         $   33,065       4.46%            --
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.11              --                 --         --            8.51%
         Highest contract charge 1.90% Class B         $10.98              --                 --         --            7.02%
         All contract charges                              --         149,637         $1,775,692       1.99%            --
  2009   Lowest contract charge 0.50% Class B          $11.16              --                 --         --           13.83%
         Highest contract charge 1.90% Class B         $10.26              --                 --         --           12.28%
         All contract charges                              --         152,280         $1,682,551       1.98%            --
  2008   Lowest contract charge 0.50% Class B          $ 9.80              --                 --         --          (19.80)%
         Highest contract charge 1.90% Class B         $ 9.14              --                 --         --          (21.00)%
         All contract charges                              --         126,714         $1,241,651       3.99%            --
  2007   Lowest contract charge 0.50% Class B          $12.22              --                 --         --            4.98%
         Highest contract charge 1.90% Class B         $11.57              --                 --         --            3.49%
         All contract charges                                          83,083         $1,028,164       3.70%            --
  2006   Lowest contract charge 0.50% Class B          $11.64              --                 --         --            8.22%
         Highest contract charge 1.90% Class B         $11.18              --                 --         --            6.70%
         All contract charges                              --          62,323         $  744,035       3.65%            --
AXA GROWTH STRATEGY
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $11.20              --                 --         --           10.24%
         Highest contract charge 1.70% Class B (q)     $11.15              --                 --         --            9.74%
         All contract charges                              --          44,484         $  571,788       1.51%            --
  2009   Lowest contract charge 1.30% Class B (q)      $10.16              --                 --         --            0.00%
         Highest contract charge 1.70% Class B (q)     $10.16              --                 --         --            0.00%
         All contract charges                              --          16,690         $  196,220       1.94%            --

                                     FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                    ------------ ------------------- ------------ ---------------- ----------
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.98             --                 --           --         8.71%
         Highest contract charge 1.70% Class A (r)     $10.93             --                 --           --         8.33%
         All contract charges                              --          1,305        $    14,308         2.12%         --
  2009   Lowest contract charge 1.30% Class A (r)      $10.10             --                 --           --        (0.20)%
         Highest contract charge 1.70% Class A (r)     $10.09             --                 --           --        (0.20)%
         All contract charges                              --              2        $        24         1.45%         --
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $60.28             --                 --           --         9.36%
         Highest contract charge 1.90% Class B         $42.33             --                 --           --         7.82%
         All contract charges                              --        494,825        $ 7,532,763         2.12%         --
  2009   Lowest contract charge 0.50% Class B          $55.12             --                 --           --        16.43%
         Highest contract charge 1.90% Class B         $39.26             --                 --           --        14.80%
         All contract charges                              --        509,246        $ 7,164,791         1.45%         --
  2008   Lowest contract charge 0.50% Class B          $47.34             --                 --           --       (24.86)%
         Highest contract charge 1.90% Class B         $34.20             --                 --           --       (25.91)%
         All contract charges                              --        438,140        $ 5,361,993         4.05%         --
  2007   Lowest contract charge 0.50% Class B          $63.00             --                 --           --         5.74%
         Highest contract charge 1.90% Class B         $46.16             --                 --           --         4.25%
         All contract charges                                        339,622        $ 5,580,780         3.49%         --
  2006   Lowest contract charge 0.50% Class B          $59.58             --                 --           --         9.77%
         Highest contract charge 1.90% Class B         $44.28             --                 --           --         8.23%
         All contract charges                              --        267,779        $ 4,210,726         3.03%          --
AXA MODERATE GROWTH STRATEGY
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $11.08             --                 --           --         9.38%
         Highest contract charge 1.70% Class B (q)     $11.03             --                 --           --         8.99%
         All contract charges                              --        106,632        $ 1,269,198         1.99%         --
  2009   Lowest contract charge 1.30% Class B (q)      $10.13             --                 --           --        (0.10)%
         Highest contract charge 1.70% Class B (q)     $10.12             --                 --           --        (0.20)%
         All contract charges                              --         18,371        $   214,806         2.33%         --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.22             --                 --           --        10.32%
         Highest contract charge 1.70% Class A (r)     $11.17             --                 --           --         9.94%
         All contract charges                              --          1,401        $    15,700         1.70%          --
  2009   Lowest contract charge 1.30% Class A (r)      $10.17             --                 --           --         0.10%
         Highest contract charge 1.70% Class A (r)     $10.16             --                 --           --         0.10%
         All contract charges                              --             33        $       334         1.36%          --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.54             --                 --           --         10.97%
         Highest contract charge 1.90% Class B         $11.37             --                 --           --         9.43%
         All contract charges                              --        866,067        $10,977,390         1.70%         --
  2009   Lowest contract charge 0.50% Class B          $11.30             --                 --           --        21.35%
         Highest contract charge 1.90% Class B         $10.39             --                 --           --        19.61%
         All contract charges                              --        908,945        $10,483,044         1.36%         --
  2008   Lowest contract charge 0.50% Class B          $ 9.31             --                 --           --       (32.14)%
         Highest contract charge 1.90% Class B         $ 8.69             --                 --           --       (33.05)%
         All contract charges                              --        853,511        $ 8,197,686         2.40%         --
  2007   Lowest contract charge 0.50% Class B          $13.72             --                 --           --         5.86%
         Highest contract charge 1.90% Class B         $12.98             --                 --           --         4.34%
         All contract charges                                        689,233        $ 9,864,221         3.23%         --

                                     FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                       -------------------------------------------------------------------------
                                                                     UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                        UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                       ------------ ------------------- ------------ ---------------- ----------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
----------------------------------------
  2006   Lowest contract charge 0.50% Class B             $12.96               --                --           --        13.93%
         Highest contract charge 1.90% Class B            $12.44               --                --           --        12.33%
         All contract charges                                 --          450,637        $6,186,804         3.16%          --
AXA TACTICAL MANAGER 2000
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $13.09               --                --           --        21.77%
         Highest contract charge 1.70% Class B (r)        $13.03               --                --           --        21.32%
         All contract charges                                 --            1,905        $   24,898         0.08%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.75               --                --           --         2.67%
         Highest contract charge 1.70% Class B (r)        $10.74               --                --           --         2.58%
         All contract charges                                 --                7        $       78         0.01%          --
AXA TACTICAL MANAGER 400
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $12.68               --                --           --        21.34%
         Highest contract charge 1.70% Class B (r)        $12.62               --                --           --        20.88%
         All contract charges                                 --            1,775        $   22,475         0.00%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.45               --                --           --         1.65%
         Highest contract charge 1.70% Class B (r)        $10.44               --                --           --         1.66%
         All contract charges                                 --                7        $       75         0.01%          --
AXA TACTICAL MANAGER 500
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $11.34               --                --           --        10.85%
         Highest contract charge 1.70% Class B (r)        $11.29               --                --           --        10.36%
         All contract charges                                 --            4,542        $   51,399         0.65%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.23               --                --           --         0.00%
         Highest contract charge 1.70% Class B (r)        $10.23               --                --           --         0.00%
         All contract charges                                 --               25        $      261         0.03%          --
AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $10.33               --                --           --         3.30%
         Highest contract charge 1.70% Class B (r)        $10.28               --                --           --         2.90%
         All contract charges                                 --            4,133        $   42,628         1.38%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.00               --                --           --        (0.20)%
         Highest contract charge 1.70% Class B (r)        $ 9.99               --                --           --        (0.30)%
         All contract charges                                 --                8        $       81         0.05%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class III (r)       $10.98               --                --           --         8.39%
         Lowest contract charge 1.70% Class III (r)       $10.93               --                --           --         7.90%
         All contract charges                                 --            1,831        $   20,063         2.23%          --
  2009   Lowest contract charge 1.30% Class III (r)       $10.13               --                --           --        (0.49)%
         Lowest contract charge 1.70% Class III (r)       $10.13               --                --           --        (0.39)%
         All contract charges                                 --               63        $      644         1.59%          --
BLACKROCK LARGE CAP GROWTH V.I. FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class III (r) (s)   $11.67               --                --           --        13.63%
         Highest contract charge 1.70% Class III (r) (s)  $11.61               --                --           --        13.16%
         All contract charges                                 --              158        $    1,845         1.10%          --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)         $10.41               --                --           --         4.10%
         Highest contract charge 1.70% Class A (r)        $10.36               --                --           --         3.70%
         All contract charges                                 --              102        $    1,062         2.24%          --

                                     FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL (CONTINUED)
----------------------------------------------
  2009   Lowest contract charge 1.30% Class A (r)       $10.00              --                --           --         (0.10)%
         Highest contract charge 1.70% Class A (r)      $ 9.99              --                --           --         (0.20)%
         All contract charges                               --              --                --         2.38%           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $14.70              --                --           --          4.63%
         Highest contract charge 1.90% Class B          $11.76              --                --           --          3.16%
         All contract charges                               --          52,855        $  663,562         2.24%           --
  2009   Lowest contract charge 0.50% Class B           $14.05              --                --           --         26.42%
         Highest contract charge 1.90% Class B          $11.40              --                --           --         24.68%
         All contract charges                               --          58,111        $  703,686         2.38%           --
  2008   Lowest contract charge 0.50% Class B           $11.11              --                --           --        (50.95)%
         Highest contract charge 1.90% Class B          $ 9.14              --                --           --        (51.67)%
         All contract charges                               --          62,852        $  607,988         2.73%           --
  2007   Lowest contract charge 0.50% Class B           $22.65              --                --           --         11.14%
         Highest contract charge 1.90% Class B          $18.91              --                --           --          9.62%
         All contract charges                                           64,446        $1,284,350         1.43%           --
  2006   Lowest contract charge 0.50% Class B           $20.38              --                --           --         22.90%
         Highest contract charge 1.90% Class B          $17.25              --                --           --         21.18%
         All contract charges                               --          50,659        $  919,120         1.53%           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $14.14              --                --           --         31.78%
         Highest contract charge 1.70% Class A (r)      $14.08              --                --           --         31.34%
         All contract charges                               --             168        $    2,379         0.00%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.73              --                --           --          3.27%
         Highest contract charge 1.70% Class A (r)      $10.72              --                --           --          3.18%
         All contract charges                               --              --        $        2         0.02%           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $22.59              --                --           --         32.57%
         Highest contract charge 1.90% Class B          $18.61              --                --           --         30.69%
         All contract charges                               --          26,419        $  462,036         0.00%            --
  2009   Lowest contract charge 0.50% Class B           $17.04              --                --           --         35.03%
         Highest contract charge 1.90% Class B          $14.24              --                --           --         33.07%
         All contract charges                               --          25,519        $  342,139         0.02%           --
  2008   Lowest contract charge 0.50% Class B           $12.62              --                --           --        (44.94)%
         Highest contract charge 1.90% Class B          $10.70              --                --           --        (45.71)%
         All contract charges                               --          27,869        $  280,414           --            --
  2007   Lowest contract charge 0.50% Class B           $22.92              --                --           --         16.11%
         Highest contract charge 1.90% Class B          $19.71              --                --           --         14.46%
         All contract charges                                           28,246        $  526,859           --            --
  2006   Lowest contract charge 0.50% Class B           $19.74              --                --           --          8.46%
         Highest contract charge 1.90% Class B          $17.22              --                --           --          6.94%
         All contract charges                               --          29,035        $  479,583           --           --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $13.00              --                --           --         22.99%
         Highest contract charge 1.70% Class A (r)      $12.94              --                --           --         22.42%
         All contract charges                               --             109        $    1,418         0.19%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.57              --                --           --          1.44%
         Highest contract charge 1.70% Class A (r)      $10.57              --                --           --          1.54%
         All contract charges                               --              --                --         1.03%           --

                                     FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)       $10.31              --                --          --           23.62%
         Highest contract charge 1.90% Class B (a)      $ 9.70              --                --          --           21.86%
         All contract charges                               --          13,485          $133,212        0.19%             --
  2009   Lowest contract charge 0.50% Class B (a)       $ 8.34              --                --          --           27.51%
         Highest contract charge 1.90% Class B (a)      $ 7.96              --                --          --           25.69%
         All contract charges                               --          12,629          $101,917        1.03%             --
  2008   Lowest contract charge 0.50% Class B (a)       $ 6.54                                                        (33.67)%
         Highest contract charge 1.90% Class B (a)      $ 6.33                                                        (34.61)%
         All contract charges                               --          11,658          $ 74,460        1.06%             --
  2007   Lowest contract charge 0.50% Class B (a)       $ 9.86              --                --          --           (9.12)%
         Highest contract charge 1.90% Class B (a)      $ 9.68                                                        (10.37)%
         All contract charges                               --           5,985          $ 58,243        0.48%             --
  2006   Lowest contract charge 0.50% Class B (a)       $10.85              --                --          --            8.50%
         Highest contract charge 1.90% Class B (a)      $10.80              --                --          --            8.03%
         All contract charges                               --           1,481          $ 16,022        0.54%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.51              --                --          --           11.10%
         Highest contract charge 1.70% Class A (r)      $11.46              --                --          --           10.62%
         All contract charges                               --           1,070          $ 12,298        1.30%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.36              --                --          --            0.68%
         Highest contract charge 1.70% Class A (r)      $10.36              --                --          --            0.68%
         All contract charges                               --              --          $      3        2.75%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $24.18              --                --          --           11.74%
         Highest contract charge 1.90% Class B          $19.92              --                --          --           10.12%
         All contract charges                               --          54,746          $848,219        1.30%             --
  2009   Lowest contract charge 0.50% Class B           $21.64              --                --          --           29.60%
         Highest contract charge 1.90% Class B          $18.09              --                --          --           27.82%
         All contract charges                               --          52,534          $745,364        2.75%             --
  2008   Lowest contract charge 0.50% Class B           $16.70              --                --          --          (36.86)%
         Highest contract charge 1.90% Class B          $14.15              --                --          --          (37.77)%
         All contract charges                               --          46,485          $522,247        1.73%             --
  2007   Lowest contract charge 0.50% Class B           $26.45              --                --          --            0.69%
         Highest contract charge 1.90% Class B          $22.74              --                --          --           (0.74)%
         All contract charges                                           45,201          $829,334        1.08%             --
  2006   Lowest contract charge 0.50% Class B           $26.27              --                --          --           20.31%
         Highest contract charge 1.90% Class B          $22.91              --                --          --           18.62%
         All contract charges                               --          44,747          $846,668        2.90%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $10.41              --                --          --            4.94%
         Highest contract charge 1.70% Class A (r)      $10.37              --                --          --            4.54%
         All contract charges                               --             291          $  3,029        0.76%             --
  2009   Lowest contract charge 1.30% Class A (r)       $ 9.92              --                --          --           (0.40)%
         Highest contract charge 1.70% Class A (r)      $ 9.92              --                --          --           (0.30)%
         All contract charges                               --               1          $      8        2.07%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $21.16              --                --          --            5.54%
         Highest contract charge 1.90% Class B          $17.44              --                --          --            4.06%
         All contract charges                               --          45,360          $737,614        0.76%             --

                                     FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/BLACKROCK INTERNATIONAL VALUE (CONTINUED)
--------------------------------------------
  2009   Lowest contract charge 0.50% Class B           $20.05              --                --           --           29.61%
         Highest contract charge 1.90% Class B          $16.76              --                --           --           27.81%
         All contract charges                               --          47,668        $  743,266         2.07%             --
  2008   Lowest contract charge 0.50% Class B           $15.47              --                --           --          (43.29)%
         Highest contract charge 1.90% Class B          $13.11              --                --           --          (44.09)%
         All contract charges                               --          48,585        $  592,816         2.19%             --
  2007   Lowest contract charge 0.50% Class B           $27.28              --                --           --            9.65%
         Highest contract charge 1.90% Class B          $23.45              --                --           --            8.06%
         All contract charges                                           52,311        $1,144,877         1.85%             --
  2006   Lowest contract charge 0.50% Class B           $24.88              --                --           --           25.06%
         Highest contract charge 1.90% Class B          $21.70              --                --           --           23.30%
         All contract charges                               --          51,776        $1,057,795         3.58%             --
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.62              --                --           --           14.48%
         Highest contract charge 1.70% Class A (r)      $11.57              --                --           --           14.10%
         All contract charges                               --              77        $      889         2.49%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.15              --                --           --           (0.39)%
         Highest contract charge 1.70% Class A (r)      $10.14              --                --           --           (0.39)%
         All contract charges                               --              --                --         2.55%             --
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 6.45              --                --           --           15.18%
         Highest contract charge 1.90% Class B          $ 5.44              --                --           --           13.57%
         All contract charges                               --          45,605        $  214,535         2.49%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.60              --                --           --           10.97%
         Highest contract charge 1.90% Class B          $ 4.79              --                --           --            9.34%
         All contract charges                               --          43,320        $  182,082         2.55%              --
  2008   Lowest contract charge 0.50% Class B           $ 5.05              --                --           --          (32.67)%
         Highest contract charge 1.90% Class B          $ 4.38              --                --           --          (33.54)%
         All contract charges                               --          39,344        $  157,390         2.44%             --
  2007   Lowest contract charge 0.50% Class B           $ 7.50              --                --           --            3.31%
         Highest contract charge 1.90% Class B          $ 6.59              --                --           --            1.70%
         All contract charges                                           31,430        $  202,051         1.82%             --
  2006   Lowest contract charge 0.50% Class B           $ 7.26              --                --           --           15.39%
         Highest contract charge 1.90% Class B          $ 6.48              --                --           --           13.77%
         All contract charges                               --          30,079        $  198,213         2.39%             --
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 8.54              --                --           --           11.93%
         Highest contract charge 1.90% Class B          $ 7.27              --                --           --           10.49%
         All contract charges                               --           5,101        $   46,879         0.05%             --
  2009   Lowest contract charge 0.50% Class B           $ 7.63              --                --           --           30.12%
         Highest contract charge 1.90% Class B          $ 6.58              --                --           --           28.35%
         All contract charges                               --           5,534        $   45,654         0.24%             --
  2008   Lowest contract charge 0.50% Class B           $ 5.86              --                --           --          (45.44)%
         Highest contract charge 1.90% Class B          $ 5.13              --                --           --          (46.23)%
         All contract charges                               --           5,674        $   36,090         0.30%             --
  2007   Lowest contract charge 0.50% Class B           $10.74              --                --           --           11.53%
         Highest contract charge 1.90% Class B          $ 9.54              --                --           --            9.91%
         All contract charges                                            5,341        $   62,358         0.23%             --
  2006   Lowest contract charge 0.50% Class B           $ 9.63              --                --           --            4.70%
         Highest contract charge 1.90% Class B          $ 8.68              --                --           --            3.24%
         All contract charges                               --           5,169        $   54,129           --              --

                                     FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.63              --                --           --           11.72%
         Highest contract charge 1.70% Class A (r)      $11.58              --                --           --           11.24%
         All contract charges                               --              75        $      872         0.40%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.41              --                --           --            1.66%
         Highest contract charge 1.70% Class A (r)      $10.41              --                --           --            1.76%
         All contract charges                               --              --                --         0.33%             --
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $13.23              --                --           --           12.40%
         Highest contract charge 1.90% Class B          $10.90              --                --           --           10.77%
         All contract charges                               --          30,831        $  338,022         0.40%             --
  2009   Lowest contract charge 0.50% Class B           $11.77              --                --           --           32.72%
         Highest contract charge 1.90% Class B          $ 9.84              --                --           --           30.99%
         All contract charges                               --          33,199        $  327,423         0.33%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.87              --                --           --          (40.67)%
         Highest contract charge 1.90% Class B          $ 7.51              --                --           --          (41.56)%
         All contract charges                               --          35,102        $  263,886         0.18%             --
  2007   Lowest contract charge 0.50% Class B           $14.95              --                --           --            4.91%
         Highest contract charge 1.90% Class B          $12.85              --                --           --            3.46%
         All contract charges                                           34,213        $  439,864           --              --
  2006   Lowest contract charge 0.50% Class B           $14.25              --                --           --            6.87%
         Highest contract charge 1.90% Class B          $12.42              --                --           --            5.37%
         All contract charges                               --          30,418        $  380,312         0.18%             --
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.94              --                --           --           14.59%
         Highest contract charge 1.70% Class A (r)      $11.88              --                --           --           14.12%
         All contract charges                               --              50        $      602         0.74%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.42              --                --           --            1.56%
         Highest contract charge 1.70% Class A (r)      $10.41              --                --           --            1.56%
         All contract charges                               --              --                --         1.14%             --
EQ/CAPITAL GUARDIAN RESEARCH (b)
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $12.78              --                --           --           15.24%
         Highest contract charge 1.90% Class B          $10.83              --                --           --           13.64%
         All contract charges                               --          77,666        $  904,589         0.74%             --
  2009   Lowest contract charge 0.50% Class B           $11.09              --                --           --           30.79%
         Highest contract charge 1.90% Class B          $ 9.53              --                --           --           29.02%
         All contract charges                               --          86,472        $  882,191         1.14%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.48              --                --           --          (39.94)%
         Highest contract charge 1.90% Class B          $ 7.39              --                --           --          (40.83)%
         All contract charges                               --          96,287        $  757,787         0.91%             --
  2007   Lowest contract charge 0.50% Class B           $14.12              --                --           --            1.15%
         Highest contract charge 1.90% Class B          $12.49              --                --           --           (0.32)%
         All contract charges                                          113,240        $1,497,202         1.28%             --
  2006   Lowest contract charge 0.50% Class B           $13.96              --                --           --           11.50%
         Highest contract charge 1.90% Class B          $12.53              --                --           --            9.93%
         All contract charges                               --          56,224        $  739,096         0.56%             --
EQ/COMMON STOCK INDEX
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.84              --                --           --           14.73 %
         Highest contract charge 1.70% Class A (r)      $11.78              --                --           --           14.15 %
         All contract charges                               --              93        $    1,103         1.26%               --

                                     FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/COMMON STOCK INDEX (CONTINUED)
---------------------------------
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.32              --                --           --            0.39%
         Highest contract charge 1.70% Class A (r)     $ 10.32              --                --           --            0.39%
         All contract charges                               --              --                --         1.80%             --
EQ/COMMON STOCK INDEX (o)
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $295.18              --                --           --           15.29%
         Highest contract charge 1.90% Class B         $180.00              --                --           --           13.67%
         All contract charges                               --          38,136        $  803,765         1.26%             --
  2009   Lowest contract charge 0.50% Class B          $256.03              --                --           --           27.69%
         Highest contract charge 1.90% Class B         $158.35              --                --           --           25.90%
         All contract charges                               --          41,528        $  776,118         1.80%             --
  2008   Lowest contract charge 0.50% Class B          $200.52              --                --           --          (44.08)%
         Highest contract charge 1.90% Class B         $125.78              --                --           --          (44.87)%
         All contract charges                               --          40,142        $  617,520         1.63%             --
  2007   Lowest contract charge 0.50% Class B          $358.57              --                --           --            2.96
         Highest contract charge 1.90% Class B         $228.16              --                --           --            1.51
         All contract charges                                           41,874        $1,221,553         0.97%             --
  2006   Lowest contract charge 0.50% Class B          $348.26              --                --           --           10.14
         Highest contract charge 1.90% Class B         $224.77              --                --           --            8.59
         All contract charges                               --          44,440        $1,355,393         1.20%             --
EQ/CORE BOND INDEX (m)
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 15.47              --                --           --           5.24 %
         Highest contract charge 1.90% Class B         $ 12.87              --                --           --           3.79 %
         All contract charges                               --          94,923        $1,102,809         2.24%             --
  2009   Lowest contract charge 0.50% Class B          $ 14.70              --                --           --            2.17%
         Highest contract charge 1.90% Class B         $ 12.40              --                --           --            0.76%
         All contract charges                               --          89,630        $1,013,962         2.61%             --
  2008   Lowest contract charge 0.50% Class B          $ 14.39              --                --           --           (9.38)%
         Highest contract charge 1.90% Class B         $ 12.31              --                --           --          (10.67)%
         All contract charges                               --          80,413        $  913,345         4.06%             --
  2007   Lowest contract charge 0.50% Class B          $ 15.88              --                --           --            2.58%
         Highest contract charge 1.90% Class B         $ 13.78              --                --           --            1.10%
         All contract charges                               --          99,922        $1,271,392         4.32%             --
  2006   Lowest contract charge 0.50% Class B          $ 15.48              --                --           --            3.54%
         Highest contract charge 1.90% Class B         $ 13.63              --                --           --            2.09%
         All contract charges                               --          99,116        $1,260,924         4.37%             --
EQ/DAVIS NEW YORK VENTURE
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 11.37              --                --           --           10.60%
         Highest contract charge 1.70% Class A (r)     $ 11.31              --                --           --           10.13%
         All contract charges                               --             348        $    3,958         0.81%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.28              --                --           --            1.48%
         Highest contract charge 1.70% Class A (r)     $ 10.27              --                --           --            1.48%
         All contract charges                               --              --        $        7         1.73%             --
EQ/DAVIS NEW YORK VENTURE
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $  9.97              --                --           --           11.27%
         Highest contract charge 1.90% Class B (a)     $  9.38              --                --           --            9.71%
         All contract charges                               --          37,420        $  357,290         0.81%             --
  2009   Lowest contract charge 0.50% Class B (a)      $  8.96              --                --           --           32.03%
         Highest contract charge 1.90% Class B (a)     $  8.55              --                --           --           30.18%
         All contract charges                               --          39,080        $  338,925         1.73%             --

                                     FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
-------------------------------------
  2008   Lowest contract charge 0.50% Class B (a)       $ 6.79               --                 --         --         (39.54)%
         Highest contract charge 1.90% Class B (a)      $ 6.57               --                 --         --         (40.38)%
         All contract charges                               --           36,597         $  242,910       0.62%            --
  2007   Lowest contract charge 0.50% Class B (a)       $11.23               --                 --         --           3.22%
         Highest contract charge 1.90% Class B (a)      $11.02               --                 --         --           1.75%
         All contract charges                                            24,733         $  273,949       0.62%            --
  2006   Lowest contract charge 0.50% Class B (a)       $10.88               --                 --         --           8.76%
         Highest contract charge 1.90% Class B (a)      $10.83               --                 --         --           8.29%
         All contract charges                               --            5,631         $   61,054       0.75%            --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.61               --                 --         --          13.16%
         Highest contract charge 1.70% Class A (r)      $11.56               --                 --         --          12.67%
         All contract charges                               --              501         $    5,807       1.43%            --
  2009   Lowest contract charge 1.30% Class A (r)       $10.26               --                 --         --           0.10%
         Highest contract charge 1.70% Class A (r)      $10.26               --                 --         --           0.10%
         All contract charges                               --                3         $       34       1.96%            --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $31.06               --                 --         --          13.81%
         Highest contract charge 1.90% Class B          $24.47               --                 --         --          12.20%
         All contract charges                               --           73,975         $1,249,931       1.43%            --
  2009   Lowest contract charge 0.50% Class B           $27.29               --                 --         --          25.25%
         Highest contract charge 1.90% Class B          $21.81               --                 --         --          23.48%
         All contract charges                               --           75,725         $1,151,603       1.96%            --
  2008   Lowest contract charge 0.50% Class B           $21.79               --                 --         --         (37.64)%
         Highest contract charge 1.90% Class B          $17.66               --                 --         --         (38.51)%
         All contract charges                               --           71,841         $  912,729       1.72%            --
  2007   Lowest contract charge 0.50% Class B           $34.94               --                 --         --           4.42%
         Highest contract charge 1.90% Class B          $28.72               --                 --         --           2.94%
         All contract charges                                            74,013         $1,576,822       1.31%            --
  2006   Lowest contract charge 0.50% Class B           $33.46               --                 --         --          14.52%
         Highest contract charge 1.90% Class B          $27.90               --                 --         --          12.91%
         All contract charges                               --           76,302         $1,640,567       1.54%            --
EQ/EQUITY GROWTH PLUS
---------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $16.92               --                 --         --          14.71%
         Highest contract charge 1.90% Class B          $14.82               --                 --         --          13.04%
         All contract charges                               --           93,768         $1,288,091       0.28%            --
  2009   Lowest contract charge 0.50% Class B           $14.75               --                 --         --          27.15%
         Highest contract charge 1.90% Class B          $13.11               --                 --         --          25.42%
         All contract charges                               --          108,738         $1,316,635       0.85%            --
  2008   Lowest contract charge 0.50% Class B           $11.60               --                 --         --         (40.57)%
         Highest contract charge 1.90% Class B          $10.45               --                 --         --         (41.46)%
         All contract charges                               --          118,651         $1,143,520       0.95%            --
  2007   Lowest contract charge 0.50% Class B           $19.52               --                 --         --          13.49%
         Highest contract charge 1.90% Class B          $17.85               --                 --         --          11.91%
         All contract charges                                           115,724         $1,909,092       0.18%            --
  2006   Lowest contract charge 0.50% Class B           $17.20               --                 --         --           8.78%
         Highest contract charge 1.90% Class B          $15.95               --                 --         --           7.25%
         All contract charges                               --          110,995         $1,644,626       0.73%            --

                                     FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/FRANKLIN CORE BALANCED
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.33                --                --          --           10.11%
         Highest contract charge 1.70% Class A (r)     $11.28                --                --          --            9.73%
         All contract charges                              --                62        $      703        2.96%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.29                --                --          --            0.29%
         Highest contract charge 1.70% Class A (r)     $10.28                --                --          --            0.19%
         All contract charges                              --                --                --        5.95%             --
EQ/FRANKLIN CORE BALANCED
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $10.36                --                --          --           10.68%
         Highest contract charge 1.90% Class B (a)     $ 9.75                --                --          --            9.18%
         All contract charges                              --            54,951        $  545,194        2.96%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 9.36                --                --          --           29.97%
         Highest contract charge 1.90% Class B (a)     $ 8.93                --                --          --           28.10%
         All contract charges                              --            65,970        $  596,850        5.95%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 7.20                --                --          --          (32.20)%
         Highest contract charge 1.90% Class B (a)     $ 6.97                --                --          --          (33.11)%
         All contract charges                              --            60,463        $  425,663        6.36%             --
  2007   Lowest contract charge 0.50% Class B (a)      $10.62                --                --          --            1.53%
         Highest contract charge 1.90% Class B (a)     $10.42                --                --          --            0.10%
         All contract charges                                            57,439        $  601,803        4.16%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.46                --                --          --            4.56%
         Highest contract charge 1.90% Class B (a)     $10.41                --                --          --            4.11%
         All contract charges                              --            12,757        $  132,983        2.34%             --
EQ/FRANKLIN TEMPLETON ALLOCATION (f)
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.17                --                --          --            9.19%
         Highest contract charge 1.70% Class A (r)     $11.12                --                --          --            8.70%
         All contract charges                              --                40        $      455        1.99%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.23                --                --          --            0.29%
         Highest contract charge 1.70% Class A (r)     $10.23                --                --          --            0.29%
         All contract charges                              --                --        $        2        2.46%             --
EQ/FRANKLIN TEMPLETON ALLOCATION (f)
------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (f)      $ 8.43                --                --          --            9.77%
         Highest contract charge 1.90% Class B (f)     $ 8.01                --                --          --            8.24%
         All contract charges                              --           169,484        $1,377,768        1.99%             --
  2009   Lowest contract charge 0.50% Class B (f)      $ 7.68                --                --          --           27.78%
         Highest contract charge 1.90% Class B (f)     $ 7.40                --                --          --           26.04%
         All contract charges                              --           179,402        $1,341,290        2.46%             --
  2008   Lowest contract charge 0.50% Class B (f)      $ 6.01                --                --          --          (37.20)%
         Highest contract charge 1.90% Class B (f)     $ 5.87                --                --          --          (38.08)%
         All contract charges                              --           168,583        $  996,068        5.08%             --
  2007   Lowest contract charge 0.50% Class B (f)      $ 9.57                --                --          --           (4.30)%
         Highest contract charge 1.90% Class B (f)     $ 9.48                --                --          --           (5.20)%
         All contract charges                              --            83,451        $  793,251        2.63%             --
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.05                --                --          --            8.55%
         Highest contract charge 1.70% Class A (r)     $10.99                --                --          --            7.96%
         All contract charges                              --               163        $    1,798        0.00%
  2009   Lowest contract charge 1.30% Class A (r)      $10.18                --                --          --            0.69%
         Highest contract charge 1.70% Class A (r)     $10.18                --                --          --            0.69%
         All contract charges                              --                --                --        0.00%             --

                                     FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $13.17              --                 --           --            9.02%
         Highest contract charge 1.90% Class B         $12.16              --                 --           --            7.61%
         All contract charges                              --          14,455           $179,603         0.00%             --
  2009   Lowest contract charge 0.50% Class B          $12.08              --                 --           --           16.01%
         Highest contract charge 1.90% Class B         $11.30              --                 --           --           14.41%
         All contract charges                              --          11,998           $137,992         0.00%             --
  2008   Lowest contract charge 0.50% Class B          $10.41              --                 --           --          (14.25)%
         Highest contract charge 1.90% Class B         $ 9.88              --                 --           --          (15.48)%
         All contract charges                              --          11,081           $111,017         0.50%             --
  2007   Lowest contract charge 0.50% Class B          $12.14              --                 --           --            2.97%
         Highest contract charge 1.90% Class B         $11.69              --                 --           --            1.48%
         All contract charges                              --          11,173           $131,859         0.78%             --
  2006   Lowest contract charge 0.50% Class B          $11.79              --                 --           --           11.65%
         Highest contract charge 1.90% Class B         $11.52              --                 --           --           10.08%
         All contract charges                              --           7,462           $ 86,530         6.34%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $13.89              --                 --           --           31.16%
         Highest contract charge 1.70% Class A (r)     $13.83              --                 --           --           30.72%
         All contract charges                              --           1,235           $ 17,130         0.37%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.59              --                 --           --            1.53%
         Highest contract charge 1.70% Class A (r)     $10.58              --                 --           --            1.44%
         All contract charges                              --               2           $     23         0.44%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $44.89              --                 --           --           31.99%
         Highest contract charge 1.90% Class B         $32.67              --                 --           --           30.11%
         All contract charges                              --          22,302           $855,090         0.37%             --
  2009   Lowest contract charge 0.50% Class B          $34.01              --                 --           --           40.72%
         Highest contract charge 1.90% Class B         $25.11              --                 --           --           38.78%
         All contract charges                              --          21,145           $619,879         0.44%             --
  2008   Lowest contract charge 0.50% Class B          $24.17              --                 --           --          (30.98)%
         Highest contract charge 1.90% Class B         $18.09              --                 --           --          (31.99)%
         All contract charges                              --          18,794           $392,717         0.61%             --
  2007   Lowest contract charge 0.50% Class B          $35.02              --                 --           --            8.72%
         Highest contract charge 1.90% Class B         $26.60              --                 --           --            7.21%
         All contract charges                                          15,674           $470,454         0.52%             --
  2006   Lowest contract charge 0.50% Class B          $32.21              --                 --           --           18.24%
         Highest contract charge 1.90% Class B         $24.81              --                 --           --           16.58%
         All contract charges                              --           8,969           $243,842         1.60%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.36              --                 --           --            5.18 %
         Highest contract charge 1.70% Class A (r)     $10.31              --                 --           --            4.67 %
         All contract charges                              --             140           $  1,442         2.92%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 9.85              --                 --           --           (1.70)%
         Highest contract charge 1.70% Class A (r)     $ 9.85              --                 --           --           (1.70)%
         All contract charges                              --               2           $     15         0.80%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.43              --                 --           --            5.79%
         Highest contract charge 1.90% Class B         $11.54              --                 --           --            4.25%
         All contract charges                              --          40,077           $473,013         2.92%             --

                                     FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/GLOBAL BOND PLUS (CONTINUED)
-------------------------------
  2009   Lowest contract charge 0.50% Class B          $ 11.75               --                --          --           1.49%
         Highest contract charge 1.90% Class B         $ 11.07               --                --          --           0.07%
         All contract charges                               --           36,747        $  414,061        0.80%            --
  2008   Lowest contract charge 0.50% Class B          $ 11.58               --                --          --           5.95%
         Highest contract charge 1.90% Class B         $ 11.06               --                --          --           4.44%
         All contract charges                               --           36,828        $  413,319       19.53%            --
  2007   Lowest contract charge 0.50% Class B          $ 10.93               --                --          --           8.76%
         Highest contract charge 1.90% Class B         $ 10.59               --                --          --           7.19%
         All contract charges                                            18,195        $  194,602        3.41%            --
  2006   Lowest contract charge 0.50% Class B          $ 10.05               --                --          --           2.90%
         Highest contract charge 1.90% Class B         $  9.88               --                --          --           1.46%
         All contract charges                               --            8,137        $   80,817        0.43%            --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 11.20               --                --          --          10.24%
         Highest contract charge 1.70% Class A (r)     $ 11.15               --                --          --           9.74%
         All contract charges                               --              174        $    1,953        1.10%            --
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.16               --                --          --          (0.10)%
         Highest contract charge 1.70% Class A (r)     $ 10.16               --                --          --           0.00%
         All contract charges                               --                2        $       29        1.33%            --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 20.28               --                --          --          10.88%
         Highest contract charge 1.90% Class B         $ 16.78               --                --          --           9.32%
         All contract charges                               --           53,486        $1,134,438        1.10%            --
  2009   Lowest contract charge 0.50% Class B          $ 18.29               --                --          --          49.30%
         Highest contract charge 1.90% Class B         $ 15.35               --                --          --          47.16%
         All contract charges                               --           58,787        $1,130,770        1.33%            --
  2008   Lowest contract charge 0.50% Class B          $ 12.25               --                --          --         (57.55)%
         Highest contract charge 1.90% Class B         $ 10.43               --                --          --         (58.15)%
         All contract charges                               --           53,574        $  696,118        0.15%            --
  2007   Lowest contract charge 0.50% Class B          $ 28.86               --                --          --          41.26%
         Highest contract charge 1.90% Class B         $ 24.92               --                --          --          39.30%
         All contract charges                                            53,185        $1,627,247        0.00%            --
  2006   Lowest contract charge 0.50% Class B          $ 20.43               --                --          --          36.37%
         Highest contract charge 1.90% Class B         $ 17.89               --                --          --          34.46%
         All contract charges                               --           47,631        $1,034,450        0.45%            --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 23.97               --                --          --           3.72%
         Highest contract charge 1.90% Class B         $ 18.12               --                --          --           2.26%
         All contract charges                               --           28,642        $  391,601        1.22%            --
  2009   Lowest contract charge 0.50% Class B          $ 23.11               --                --          --          (2.76)%
         Highest contract charge 1.90% Class B         $ 17.72               --                --          --          (4.11)%
         All contract charges                               --           26,434        $  369,725        1.00%            --
  2008   Lowest contract charge 0.50% Class B          $ 23.77               --                --          --           3.08%
         Highest contract charge 1.90% Class B         $ 18.48               --                --          --           1.59%
         All contract charges                               --           26,853        $  401,655        3.71%            --
  2007   Lowest contract charge 0.50% Class B          $ 23.06               --                --          --           6.32%
         Highest contract charge 1.90% Class B         $ 18.19               --                --          --           4.84%
         All contract charges                               --           18,561        $  296,887        4.29%            --
  2006   Lowest contract charge 0.50% Class B          $ 21.69               --                --          --           2.61%
         Highest contract charge 1.90% Class B         $ 17.35               --                --          --           1.17%
         All contract charges                               --           18,923        $  295,751        3.88%            --

                                     FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $10.88              --                 --           --          8.04%
         Highest contract charge 1.70% Class A (r)       $10.83              --                 --           --          7.55%
         All contract charges                                --             189         $    2,052         1.80%           --
  2009   Lowest contract charge 1.30% Class A (r)        $10.07              --                 --           --          0.00%
         Highest contract charge 1.70% Class A (r)       $10.07              --                 --           --          0.10%
         All contract charges                                --              --                 --         3.14%           --
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $14.28              --                 --           --          8.68%
         Highest contract charge 1.90% Class B           $12.10              --                 --           --          7.17%
         All contract charges                                --          56,037         $  784,792         1.80%           --
  2009   Lowest contract charge 0.50% Class B            $13.14              --                 --           --         34.62%
         Highest contract charge 1.90% Class B           $11.29              --                 --           --         32.72%
         All contract charges                                --          59,216         $  769,256         3.14%           --
  2008   Lowest contract charge 0.50% Class B            $ 9.76              --                 --           --        (45.11)%
         Highest contract charge 1.90% Class B           $ 8.51              --                 --           --        (45.90)%
         All contract charges                                --          57,050         $  554,312         1.49%           --
  2007   Lowest contract charge 0.50% Class B            $17.78              --                 --           --         14.64%
         Highest contract charge 1.90% Class B           $15.73              --                 --           --         13.08%
         All contract charges                                            57,566         $1,024,304         0.39%           --
  2006   Lowest contract charge 0.50% Class B            $15.51              --                 --           --         18.65%
         Highest contract charge 1.90% Class B           $13.91              --                 --           --         16.99%
         All contract charges                                --          62,676         $  973,881         1.38%           --
EQ/INTERNATIONAL ETF
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r) (t)    $10.63              --                 --           --          6.30%
         Highest contract charge 1.70% Class A (r) (t)   $10.58              --                 --           --          5.91%
         All contract charges                                --             125         $    1,330         2.43%           --
EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $11.58              --                 --           --         13.75%
         Highest contract charge 1.70% Class A (r)       $11.53              --                 --           --         13.26%
         All contract charges                                --             126         $    1,453         0.98%           --
  2009   Lowest contract charge 1.30% Class A (r)        $10.18              --                 --           --          0.30%
         Highest contract charge 1.70% Class A (r)       $10.18              --                 --           --          0.39%
         All contract charges                                --              --         $        3         1.27%           --
EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $15.51              --                 --           --         14.38%
         Highest contract charge 1.90% Class B           $14.32              --                 --           --         12.76%
         All contract charges                                --          30,667         $  376,915         0.98%           --
  2009   Lowest contract charge 0.50% Class B            $13.56              --                 --           --         36.59%
         Highest contract charge 1.90% Class B           $12.70              --                 --           --         34.63%
         All contract charges                                --          25,119         $  272,003         1.27%           --
  2008   Lowest contract charge 0.50% Class B            $ 9.93              --                 --           --        (40.61)%
         Highest contract charge 1.90% Class B           $ 9.43              --                 --           --        (41.43)%
         All contract charges                                --          20,631         $  168,007         0.99%           --
  2007   Lowest contract charge 0.50% Class B            $16.72              --                 --           --         15.63%
         Highest contract charge 1.90% Class B           $16.10              --                 --           --         14.02%
         All contract charges                                            16,401         $  237,725         0.72%           --
  2006   Lowest contract charge 0.50% Class B            $14.46              --                 --           --         25.01%
         Highest contract charge 1.90% Class B           $14.12              --                 --           --         23.26%
         All contract charges                                --           6,096         $   83,819         1.21%           --

                                     FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.41              --               --            --           11.21%
         Highest contract charge 1.70% Class A (r)      $11.35              --               --            --           10.62%
         All contract charges                               --             163         $  1,852          1.32%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.26              --               --            --            0.00%
         Highest contract charge 1.70% Class A (r)      $10.26              --               --            --            0.10%
         All contract charges                               --              --               --          1.48%             --
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $15.13              --               --            --           11.74%
         Highest contract charge 1.90% Class B          $12.47              --               --            --           10.26%
         All contract charges                               --          21,596         $279,401          1.32%             --
  2009   Lowest contract charge 0.50% Class B           $13.54              --               --            --           31.69%
         Highest contract charge 1.90% Class B          $11.31              --               --            --           29.73%
         All contract charges                               --          22,028         $258,292          1.48%             --
  2008   Lowest contract charge 0.50% Class B           $10.28              --               --            --          (40.09)%
         Highest contract charge 1.90% Class B          $ 8.72              --               --            --          (40.88)%
         All contract charges                               --          23,322         $210,531          1.78%             --
  2007   Lowest contract charge 0.50% Class B           $17.16              --               --            --           (1.72)%
         Highest contract charge 1.90% Class B          $14.75              --               --            --           (3.09)%
         All contract charges                                           27,538         $419,788          1.32%             --
  2006   Lowest contract charge 0.50% Class B           $17.46              --               --            --           19.78%
         Highest contract charge 1.90% Class B          $15.22              --               --            --           18.10%
         All contract charges                               --          31,332         $492,862          4.27%             --
EQ/LARGE CAP CORE PLUS
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $10.43              --               --            --           13.62%
         Highest contract charge 1.90% Class B          $ 8.80              --               --            --           11.96%
         All contract charges                               --          15,828         $158,846          1.00%             --
  2009   Lowest contract charge 0.50% Class B           $ 9.18              --               --            --           25.95%
         Highest contract charge 1.90% Class B          $ 7.86              --               --            --           24.11%
         All contract charges                               --          17,342         $153,764          4.38%             --
  2008   Lowest contract charge 0.50% Class B           $ 7.29              --               --            --          (37.75)%
         Highest contract charge 1.90% Class B          $ 6.33              --               --            --          (38.60)%
         All contract charges                               --          18,391         $129,337          0.34%             --
  2007   Lowest contract charge 0.50% Class B           $11.71              --               --            --            3.35%
         Highest contract charge 1.90% Class B          $10.31              --               --            --            1.88%
         All contract charges                               --          21,585         $243,826          1.14%             --
  2006   Lowest contract charge 0.50% Class B           $11.33              --               --            --           12.38%
         Highest contract charge 1.90% Class B          $10.12              --               --            --           10.80%
         All contract charges                               --          26,152         $286,441          0.84%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.92              --               --            --           14.73%
         Highest contract charge 1.70% Class A (r)      $11.86              --               --            --           14.26%
         All contract charges                               --             155         $  1,848          0.97%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.39              --               --            --            0.97%
         Highest contract charge 1.70% Class A (r)      $10.38              --               --            --            0.97%
         All contract charges                               --              --               --          2.14%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 8.40              --               --            --           15.38%
         Highest contract charge 1.90% Class B          $ 7.12              --               --            --           13.74%
         All contract charges                               --          36,002         $332,558          0.97%             --

                                     FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
-------------------------------------
  2009   Lowest contract charge 0.50% Class B           $ 7.28                --              --            --           35.53%
         Highest contract charge 1.90% Class B          $ 6.26                --              --            --           33.67%
         All contract charges                               --            39,652        $317,224          2.14%             --
  2008   Lowest contract charge 0.50% Class B           $ 5.37                --              --            --          (36.60)%
         Highest contract charge 1.90% Class B          $ 4.68                --              --            --          (37.52)%
         All contract charges                               --            41,922        $248,887          0.14%             --
  2007   Lowest contract charge 0.50% Class B           $ 8.47                --              --            --           13.39%
         Highest contract charge 1.90% Class B          $ 7.49                --              --            --           11.79%
         All contract charges                               --            45,255        $411,124            --              --
  2006   Lowest contract charge 0.50% Class B           $ 7.47                --              --            --           (1.04)%
         Highest contract charge 1.90% Class B          $ 6.70                --              --            --           (2.43)%
         All contract charges                               --            49,049        $384,363            --              --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.60                --              --            --           12.84%
         Highest contract charge 1.70% Class A (r)      $11.55                --              --            --           12.46%
         All contract charges                               --                79        $    909          0.38%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.28                --              --            --            0.69%
         Highest contract charge 1.70% Class A (r)      $10.27                --              --            --            0.59%
         All contract charges                               --                --              --          1.31%             --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $17.71                --              --            --           13.89%
         Highest contract charge 1.90% Class B          $14.59                --              --            --           12.23%
         All contract charges                               --            17,859        $261,108          0.38%             --
  2009   Lowest contract charge 0.50% Class B           $15.55                --              --            --           34.19%
         Highest contract charge 1.90% Class B          $13.00                --              --            --           32.35%
         All contract charges                               --            19,454        $252,641          1.31%             --
  2008   Lowest contract charge 0.50% Class B           $11.59                --              --            --          (38.55)%
         Highest contract charge 1.90% Class B          $ 9.82                --              --            --          (39.42)%
         All contract charges                               --            19,719        $193,193          0.11%             --
  2007   Lowest contract charge 0.50% Class B           $18.86                --              --            --           15.07%
         Highest contract charge 1.90% Class B          $16.21                --              --            --           13.36%
         All contract charges                                             22,503        $363,276          0.41%             --
  2006   Lowest contract charge 0.50% Class B           $16.39                --              --            --            7.24%
         Highest contract charge 1.90% Class B          $14.30                --              --            --            5.74%
         All contract charges                               --            18,659        $269,728            --              --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.62                --              --            --           13.48%
         Highest contract charge 1.70% Class A (r)      $11.56                --              --            --           12.89%
         All contract charges                               --                82        $    948          1.54%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.24                --              --            --           (0.10)%
         Highest contract charge 1.70% Class A (r)      $10.24                --              --            --            0.00%
         All contract charges                               --                --              --          9.15%             --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 6.18                --              --            --           14.02%
         Highest contract charge 1.90% Class B          $ 5.74                --              --            --           12.55%
         All contract charges                               --            20,149        $118,119          1.54%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.42                --              --            --           18.55%
         Highest contract charge 1.90% Class B          $ 5.10                --              --            --           17.01%
         All contract charges                               --            19,764        $102,573          9.15%             --

                                     FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
------------------------------------
  2008   Lowest contract charge 0.50% Class B           $ 4.57              --                  --          --         (56.93)%
         Highest contract charge 1.90% Class B          $ 4.36              --                  --          --         (57.59)%
         All contract charges                               --          16,998          $   75,141        1.37%            --
  2007   Lowest contract charge 0.50% Class B           $10.61                                                          (6.35)%
         Highest contract charge 1.90% Class B          $10.28              --                  --          --          (7.72)%
         All contract charges                               --          17,409          $  180,500        0.00%            --
  2006   Lowest contract charge 0.50% Class B           $11.33              --                  --          --            6.30%
         Highest contract charge 1.90% Class B          $11.14              --                  --          --            4.81%
         All contract charges                               --          15,831          $  177,206        0.05%            --
EQ/LARGE CAP VALUE PLUS (e)
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.41              --                  --          --           11.43%
         Highest contract charge 1.70% Class A (r)      $11.36              --                  --          --           11.05%
         All contract charges                               --             102          $    1,161        1.13%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.24              --                  --          --            0.00%
         Highest contract charge 1.70% Class A (r)      $10.23              --                  --          --           (0.10)%
         All contract charges                               --              --                  --        2.14%             --
EQ/LARGE CAP VALUE PLUS (e)
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $13.95              --                  --          --           12.14%
         Highest contract charge 1.90% Class B          $11.60              --                  --          --           10.48%
         All contract charges                               --         102,373          $1,167,606        1.13%             --
  2009   Lowest contract charge 0.50% Class B           $12.44              --                  --          --           19.87%
         Highest contract charge 1.90% Class B          $10.50              --                  --          --           18.20%
         All contract charges                               --         114,911          $1,181,003        2.14%             --
  2008   Lowest contract charge 0.50% Class B           $10.38              --                  --          --          (43.62)%
         Highest contract charge 1.90% Class B          $ 8.88              --                  --          --          (44.43)%
         All contract charges                               --         128,632          $1,114,977        2.84%             --
  2007   Lowest contract charge 0.50% Class B           $18.41              --                  --          --           (5.05)%
         Highest contract charge 1.90% Class B          $15.98              --                  --          --           (6.39)%
         All contract charges                               --         150,945          $2,349,958        1.61%             --
  2006   Lowest contract charge 0.50% Class B           $19.39              --                  --          --           20.78%
         Highest contract charge 1.90% Class B          $17.07              --                  --          --           19.09%
         All contract charges                               --         110,933          $1,850,638        1.64%             --
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $11.10              --                  --          --           16.97%
         Highest contract charge 1.90% Class B          $10.24              --                  --          --           15.19%
         All contract charges                               --          15,108          $  158,531        0.49%             --
  2009   Lowest contract charge 0.50% Class B           $ 9.49              --                  --          --           17.49%
         Highest contract charge 1.90% Class B          $ 8.89              --                  --          --           15.84%
         All contract charges                               --          12,954          $  117,413        0.74%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.08              --                  --          --          (36.88)%
         Highest contract charge 1.90% Class B          $ 7.67              --                  --          --          (37.74)%
         All contract charges                               --          12,007          $   93,540        1.55%             --
  2007   Lowest contract charge 0.50% Class B           $12.80              --                  --          --            2.98%
         Highest contract charge 1.90% Class B          $12.32              --                  --          --            1.48%
         All contract charges                               --          11,815          $  147,275        1.13%             --
  2006   Lowest contract charge 0.50% Class B           $12.43              --                  --          --           16.63%
         Highest contract charge 1.90% Class B          $12.14              --                  --          --           14.99%
         All contract charges                               --          11,071          $  135,386        1.21%             --

                                     FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $12.76             --                 --         --           13.42%
         Highest contract charge 1.90% Class B           $11.77             --                 --         --           11.78%
         All contract charges                                --         15,873         $  191,761       0.39%             --
  2009   Lowest contract charge 0.50% Class B            $11.25             --                 --         --           24.86%
         Highest contract charge 1.90% Class B           $10.53             --                 --         --           23.16%
         All contract charges                                --         14,412         $  154,971       0.68%             --
  2008   Lowest contract charge 0.50% Class B            $ 9.01             --                 --         --          (31.27)%
         Highest contract charge 1.90% Class B           $ 8.55             --                 --         --          (32.30)%
         All contract charges                                --          9,794         $   85,138       1.16%             --
  2007   Lowest contract charge 0.50% Class B            $13.11             --                 --         --           10.08%
         Highest contract charge 1.90% Class B           $12.63             --                 --         --            8.60%
         All contract charges                                            6,105         $   78,014       0.80%             --
  2006   Lowest contract charge 0.50% Class B            $11.91             --                 --         --           12.13%
         Highest contract charge 1.90% Class B           $11.63             --                 --         --           10.56%
         All contract charges                                --          4,229         $   49,544       1.21%             --
EQ/MID CAP INDEX
----------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $13.07             --                 --         --           24.36%
         Highest contract charge 1.70% Class A (r)       $13.01             --                 --         --           23.90%
         All contract charges                                --            185         $    2,418       0.74%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.51             --                 --         --            1.45%
         Highest contract charge 1.70% Class A (r)       $10.50             --                 --         --            1.45%
         All contract charges                                --             --                 --       1.09%             --
EQ/MID CAP INDEX
----------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $12.49             --                 --         --           25.03%
         Highest contract charge 1.90% Class B           $10.79             --                 --         --           23.31%
         All contract charges                                --         59,447         $  732,139       0.74%             --
  2009   Lowest contract charge 0.50% Class B            $ 9.99             --                 --         --           35.67%
         Highest contract charge 1.90% Class B           $ 8.75             --                 --         --           33.76%
         All contract charges                                --         65,727         $  652,650       1.09%             --
  2008   Lowest contract charge 0.50% Class B            $ 7.36             --                 --         --          (49.55)%
         Highest contract charge 1.90% Class B           $ 6.54             --                 --         --          (50.27)%
         All contract charges                                --         67,946         $  500,886       0.89%             --
  2007   Lowest contract charge 0.50% Class B            $14.59             --                 --         --            7.44%
         Highest contract charge 1.90% Class B           $13.15             --                 --         --            5.96%
         All contract charges                                --         70,501         $1,035,525       0.00%             --
  2006   Lowest contract charge 0.50% Class B            $13.58             --                 --         --           10.97%
         Highest contract charge 1.90% Class B           $12.41             --                 --         --            9.41%
         All contract charges                                --         72,246         $  989,519       3.28%             --
EQ/MID CAP VALUE PLUS (g) (h) (i)
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $12.71             --                 --         --           20.93%
         Highest contract charge 1.70% Class A (r)       $12.65             --                 --         --           20.48%
         All contract charges                                --             25         $      321       0.98%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.51             --                 --         --            1.06%
         Highest contract charge 1.70% Class A (r)       $10.50             --                 --         --            1.06%
         All contract charges                                --             --                 --       1.69%             --
EQ/MID CAP VALUE PLUS (g) (h) (i)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $18.49             --                 --         --           21.81%
         Highest contract charge 1.90% Class B           $15.24             --                 --         --           20.19%
         All contract charges                                --         75,286         $1,136,423       0.98%             --

                                     FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/MID CAP VALUE PLUS (g) (h) (i) (CONTINUED)
---------------------------------------------
  2009   Lowest contract charge 0.50% Class B           $15.18               --                 --          --           35.14%
         Highest contract charge 1.90% Class B          $12.68               --                 --          --           33.22%
         All contract charges                               --           88,122         $1,102,630        1.69%             --
  2008   Lowest contract charge 0.50% Class B           $11.23               --                 --          --          (39.85)%
         Highest contract charge 1.90% Class B          $ 9.52               --                 --          --          (40.69)%
         All contract charges                               --           41,940         $  400,022        1.38%             --
  2007   Lowest contract charge 0.50% Class B           $18.67               --                 --          --           (2.10)%
         Highest contract charge 1.90% Class B          $16.05               --                 --          --           (3.49)%
         All contract charges                               --           50,595         $  811,824        0.97%             --
  2006   Lowest contract charge 0.50% Class B           $19.07               --                 --          --           11.92%
         Highest contract charge 1.90% Class B          $16.63               --                 --          --           10.35%
         All contract charges                               --           57,023         $  948,678        0.31%             --
EQ/MONEY MARKET
---------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $ 9.87               --                 --          --           (1.20)%
         Highest contract charge 1.70% Class A (r)      $ 9.82               --                 --          --           (1.60)%
         All contract charges                               --            2,179         $   21,441        0.00%             --
  2009   Lowest contract charge 1.30% Class A (r)       $ 9.99               --                 --          --            0.00%
         Highest contract charge 1.70% Class A (r)      $ 9.98               --                 --          --           (0.10)%
         All contract charges                               --               22         $      215        0.00%             --
EQ/MONEY MARKET
---------------
         Unit Value 0.00% to 1.90%*
  2010   Lowest contract charge 0.00% Class B           $44.43               --                 --          --            0.00 %
         Highest contract charge 1.90% Class B          $25.25               --                 --          --           (1.90)%
         All contract charges                               --           65,197         $  653,462        0.00%             --
  2009   Lowest contract charge 0.00% Class B           $44.43               --                 --          --           (0.01)%
         Highest contract charge 1.90% Class B          $25.74               --                 --          --           (1.90)%
         All contract charges                               --           60,968         $  941,402          --              --
  2008   Lowest contract charge 0.00% Class B           $44.43               --                 --          --            2.11%
         Highest contract charge 1.90% Class B          $26.24               --                 --          --            0.15%
         All contract charges                               --           90,924         $1,493,712        1.93%             --
  2007   Lowest contract charge 0.00% Class B           $43.51               --                 --          --            4.72%
         Highest contract charge 1.90% Class B          $26.20               --                 --          --            2.70%
         All contract charges                               --           45,468         $  851,459        4.59%             --
  2006   Lowest contract charge 0.00% Class B           $41.55               --                 --          --            4.48%
         Highest contract charge 1.90% Class B          $25.51               --                 --          --            2.51%
         All contract charges                               --           33,332         $  612,694        4.41%             --
EQ/MONTAG & CALDWELL GROWTH
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.00               --                 --          --            7.00%
         Highest contract charge 1.70% Class A (r)      $10.95               --                 --          --            6.62%
         All contract charges                               --              458         $    5,029        0.56%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.28               --                 --          --            0.98%
         Highest contract charge 1.70% Class A (r)      $10.27               --                 --          --            0.98%
         All contract charges                               --                1         $        6        0.38%             --
EQ/MONTAG & CALDWELL GROWTH
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 5.87               --                 --          --            7.71%
         Highest contract charge 1.90% Class B          $ 4.95               --                 --          --            6.22%
         All contract charges                               --           38,121         $  169,152        0.56%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.45               --                 --          --           29.18%
         Highest contract charge 1.90% Class B          $ 4.66               --                 --          --           27.29%
         All contract charges                               --           41,296         $  172,778        0.38%             --

                                     FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/MONTAG & CALDWELL GROWTH (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B            $ 4.22              --                --          --          (33.23)%
         Highest contract charge 1.90% Class B           $ 3.66              --                --          --          (34.17)%
         All contract charges                                --          43,561          $143,894        0.26%             --
  2007   Lowest contract charge 0.50% Class B            $ 6.32              --                --          --           20.15%
         Highest contract charge 1.90% Class B           $ 5.56              --                --          --           18.55%
         All contract charges                                --          18,657          $100,498        0.37%             --
  2006   Lowest contract charge 0.50% Class B            $ 5.26              --                --          --            7.41%
         Highest contract charge 1.90% Class B           $ 4.69              --                --          --            5.90%
         All contract charges                                --           6,440          $ 30,006        0.21%             --
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $13.36              --                --          --           30.85%
         Highest contract charge 1.70% Class A (r)       $13.30              --                --          --           30.39%
         All contract charges                                --             456          $  6,078        0.12%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.21              --                --          --            0.79%
         Highest contract charge 1.70% Class A (r)       $10.20              --                --          --            0.69%
         All contract charges                                --               3          $     23        0.00%             --
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $17.77              --                --          --           31.63%
         Highest contract charge 1.90% Class B           $16.40              --                --          --           29.85%
         All contract charges                                --          36,207          $608,343        0.12%             --
  2009   Lowest contract charge 0.50% Class B            $13.50              --                --          --           56.21%
         Highest contract charge 1.90% Class B           $12.63              --                --          --           54.06%
         All contract charges                                --          31,529          $406,393        0.00%             --
  2008   Lowest contract charge 0.50% Class B            $ 8.64              --                --          --          (47.57)%
         Highest contract charge 1.90% Class B           $ 8.20              --                --          --          (48.33)%
         All contract charges                                --          25,257          $210,339        0.00%             --
  2007   Lowest contract charge 0.50% Class B            $16.48              --                --          --           21.80%
         Highest contract charge 1.90% Class B           $15.87              --                --          --           20.14%
         All contract charges                                --          19,555          $313,835        0.33%             --
  2006   Lowest contract charge 0.50% Class B            $13.53              --                --          --            8.71%
         Highest contract charge 1.90% Class B           $13.21              --                --          --            7.19%
         All contract charges                                --           8,738          $116,309        0.47%             --
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $11.34              --                --          --           10.74%
         Highest contract charge 1.70% Class A (r)       $11.29              --                --          --           10.25%
         All contract charges                                --              47          $    529        1.81%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.24              --                --          --            0.49%
         Highest contract charge 1.70% Class A (r)       $10.24              --                --          --            0.49%
         All contract charges                                --              --                --        0.18%            --
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)        $ 9.28              --                --          --           11.40%
         Highest contract charge 1.90% Class B (a)       $ 8.73              --                --          --            9.81%
         All contract charges                                --          25,932          $230,267        1.81%             --
  2009   Lowest contract charge 0.50% Class B (a)        $ 8.33              --                --          --           24.48%
         Highest contract charge 1.90% Class B (a)       $ 7.95              --                --          --           22.81%
         All contract charges                                --          29,595          $238,330        0.18%             --
  2008   Lowest contract charge 0.50% Class B (a)        $ 6.69              --                --          --          (38.40)%
         Highest contract charge 1.90% Class B (a)       $ 6.47              --                --          --          (39.31)%
         All contract charges                                --          31,398          $205,168        3.61%             --

                                     FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/MUTUAL LARGE CAP EQUITY (CONTINUED)
--------------------------------------
  2007   Lowest contract charge 0.50% Class B (a)      $10.86              --                 --         --            1.12%
         Highest contract charge 1.90% Class B (a)     $10.66              --                 --         --           (0.28)%
         All contract charges                              --          32,835         $  351,879       0.00%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.74              --                 --         --            7.38%
         Highest contract charge 1.90% Class B (a)     $10.69              --                 --         --            6.92%
         All contract charges                              --           7,714         $   82,586       0.39%             --
EQ/OPPENHEIMER GLOBAL
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.61              --                 --         --           14.05%
         Highest contract charge 1.70% Class A (r)     $11.55              --                 --         --           13.46%
         All contract charges                              --             264         $    3,054       0.65%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.18              --                 --         --            0.00%
         Highest contract charge 1.70% Class A (r)     $10.18              --                 --         --            0.00%
         All contract charges                              --               1         $        7       0.66%             --
EQ/OPPENHEIMER GLOBAL
---------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $10.90              --                 --         --           14.62%
         Highest contract charge 1.90% Class B (a)     $10.26              --                 --         --           13.00%
         All contract charges                              --          23,163         $  241,951       0.65%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 9.51              --                 --         --           37.88%
         Highest contract charge 1.90% Class B (a)     $ 9.08              --                 --         --           35.88%
         All contract charges                              --          17,703         $  162,900       0.66%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 6.90              --                 --         --          (41.03)%
         Highest contract charge 1.90% Class B (a)     $ 6.68              --                 --         --          (41.81)%
         All contract charges                              --          13,246         $   89,280       1.29%             --
  2007   Lowest contract charge 0.50% Class B (a)      $11.70              --                 --         --            5.22%
         Highest contract charge 1.90% Class B (a)     $11.48              --                 --         --            3.70%
         All contract charges                              --           9,648         $  111,407       0.39%             --
  2006   Lowest contract charge 0.50% Class B (a)      $11.12              --                 --         --           11.23%
         Highest contract charge 1.90% Class B (a)     $11.07              --                 --         --           10.75%
         All contract charges                              --           1,756         $   19,483       0.07%             --
EQ/PIMCO ULTRA SHORT BOND (j) (k)
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 9.96              --                 --         --           (0.30)%
         Highest contract charge 1.70% Class A (r)     $ 9.92              --                 --         --           (0.60)%
         All contract charges                              --           1,339         $   13,301       0.32%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 9.99              --                 --         --           (0.10)%
         Highest contract charge 1.70% Class A (r)     $ 9.98              --                 --         --           (0.10)%
         All contract charges                              --               9                 90       1.17%             --
EQ/PIMCO ULTRA SHORT BOND (j) (k)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $11.40              --                 --         --            0.35%
         Highest contract charge 1.90% Class B         $10.52              --                 --         --           (1.03)%
         All contract charges                              --         121,269         $1,281,207       0.32%             --
  2009   Lowest contract charge 0.50% Class B          $11.36              --                 --         --            7.45%
         Highest contract charge 1.90% Class B         $10.63              --                 --         --            5.99%
         All contract charges                              --         132,946         $1,414,881       1.17%             --
  2008   Lowest contract charge 0.50% Class B          $10.57              --                 --         --           (4.52)%
         Highest contract charge 1.90% Class B         $10.03              --                 --         --           (5.91)%
         All contract charges                              --          91,323         $  917,805       3.21%             --
  2007   Lowest contract charge 0.50% Class B          $11.07              --                 --         --           10.92%
         Highest contract charge 1.90% Class B         $10.66              --                 --         --            9.33%
         All contract charges                              --          45,578         $  486,803       3.07%             --

                                     FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/PIMCO ULTRA SHORT BOND (j) (k) (CONTINUED)
---------------------------------------------
  2006   Lowest contract charge 0.50% Class B           $ 9.98               --               --            --         (0.11)%
         Highest contract charge 1.90% Class B          $ 9.75               --               --            --         (1.51)%
         All contract charges                               --           31,108        $ 304,380          4.98%           --
EQ/QUALITY BOND PLUS (n)
------------------------
        Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $19.80               --               --            --          5.71%
         Highest contract charge 1.90% Class B          $15.51               --               --            --          4.23%
         All contract charges                               --           43,644        $ 565,217         10.49%           --
  2009   Lowest contract charge 0.50% Class B           $18.73               --               --            --          5.54%
         Highest contract charge 1.90% Class B          $14.88               --               --            --          4.06%
         All contract charges                               --           44,906        $ 558,182          3.96%           --
  2008   Lowest contract charge 0.50% Class B           $17.75               --               --            --         (7.02)%
         Highest contract charge 1.90% Class B          $14.30               --               --            --         (8.33)%
         All contract charges                               --           26,466        $ 326,277          5.04%           --
  2007   Lowest contract charge 0.50% Class B           $19.09               --               --            --          4.03%
         Highest contract charge 1.90% Class B          $15.60               --               --            --          2.56%
         All contract charges                                            28,944        $ 393,130          4.95%           --
  2006   Lowest contract charge 0.50% Class B           $18.35               --               --            --          3.30%
         Highest contract charge 1.90% Class B          $15.21               --               --            --          1.85%
         All contract charges                               --           27,600        $ 371,451          4.04%           --
EQ/SMALL COMPANY INDEX
----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $13.40               --               --            --         24.54%
         Highest contract charge 1.70% Class A (r)      $13.34               --               --            --         23.98%
         All contract charges                               --              193        $   2,581          0.97%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.76               --               --            --          2.57%
         Highest contract charge 1.70% Class A (r)      $10.76               --               --            --          2.57%
         All contract charges                               --                1        $      11          1.55%           --
EQ/SMALL COMPANY INDEX (p)
--------------------------
        Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $18.62               --               --            --         25.13%
         Highest contract charge 1.90% Class B          $15.49               --               --            --         23.43%
         All contract charges                               --           33,448        $ 506,182          0.97%           --
  2009   Lowest contract charge 0.50% Class B           $14.88               --               --            --         25.54%
         Highest contract charge 1.90% Class B          $12.55               --               --            --         23.76%
         All contract charges                               --           36,011        $ 440,098          1.55%           --
  2008   Lowest contract charge 0.50% Class B           $11.85               --               --            --        (34.49)%
         Highest contract charge 1.90% Class B          $10.14               --               --            --        (35.41)%
         All contract charges                               --           28,477        $ 282,432          0.85%           --
  2007   Lowest contract charge 0.50% Class B           $18.09               --               --            --         (2.32)%
         Highest contract charge 1.90% Class B          $15.70               --               --            --         (3.68)%
         All contract charges                                            28,985        $ 444,440          1.31%           --
  2006   Lowest contract charge 0.50% Class B           $18.52               --               --            --         17.12%
         Highest contract charge 1.90% Class B          $16.30               --               --            --         15.48%
         All contract charges                               --           29,757        $ 475,296          1.32%           --
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.92               --               --            --         15.17%
         Highest contract charge 1.70% Class A (r)      $11.86               --               --            --         14.70%
         All contract charges                               --              443        $   5,276          0.00%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.35               --               --            --          1.67%
         Highest contract charge 1.70% Class A (r)      $10.34               --               --            --          1.57%
         All contract charges                               --                3        $      38            --            --

                                     FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/T. ROWE PRICE GROWTH STOCK (c)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $19.50             --                --            --           15.80%
         Highest contract charge 1.90% Class B         $14.19             --                --            --           14.16%
         All contract charges                              --         31,081          $396,968          0.00%             --
  2009   Lowest contract charge 0.50% Class B          $16.84             --                --            --           41.96%
         Highest contract charge 1.90% Class B         $12.43             --                --            --           39.94%
         All contract charges                              --         27,386          $313,026            --              --
  2008   Lowest contract charge 0.50% Class B          $11.86             --                --            --          (42.51)%
         Highest contract charge 1.90% Class B         $ 8.88             --                --            --          (43.33)%
         All contract charges                              --         19,024          $167,244            --              --
  2007   Lowest contract charge 0.50% Class B          $20.63             --                --            --            6.67%
         Highest contract charge 1.90% Class B         $15.67             --                --            --            5.24%
         All contract charges                                         17,951          $291,072          0.13%             --
  2006   Lowest contract charge 0.50% Class B          $19.34             --                --            --           (4.49)%
         Highest contract charge 1.90% Class B         $14.89             --                --            --           (5.83)%
         All contract charges                              --          3,277          $ 51,291            --              --
EQ/TEMPLETON GLOBAL EQUITY
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.87             --                --            --            6.88%
         Highest contract charge 1.70% Class A (r)     $10.82             --                --            --            6.39%
         All contract charges                              --             87          $    941          1.48%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.17             --                --            --            0.10%
         Highest contract charge 1.70% Class A (r)     $10.17             --                --            --            0.10%
         All contract charges                              --             --          $      3          1.50%             --
EQ/TEMPLETON GLOBAL EQUITY
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $ 8.97             --                --            --            7.43%
         Highest contract charge 1.90% Class B (a)     $ 8.44             --                --            --            6.03%
         All contract charges                              --         22,506          $193,279          1.48%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 8.35             --                --            --           29.41%
         Highest contract charge 1.90% Class B (a)     $ 7.96             --                --            --           27.63%
         All contract charges                              --         22,755          $183,693          1.50%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 6.45             --                --            --          (41.15)%
         Highest contract charge 1.90% Class B (a)     $ 6.24             --                --            --          (41.95)%
         All contract charges                              --         23,768          $149,788          1.56%             --
  2007   Lowest contract charge 0.50% Class B (a)      $10.96             --                --            --            1.58%
         Highest contract charge 1.90% Class B (a)     $10.75             --                --            --            0.09%
         All contract charges                              --         26,167          $282,910          0.63%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.79             --                --            --            7.86%
         Highest contract charge 1.90% Class B (a)     $10.74             --                --            --            7.39%
         All contract charges                              --          6,220          $ 66,882          0.46%             --
EQ/UBS GROWTH & INCOME
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 5.97             --                --            --           12.64%
         Highest contract charge 1.90% Class B         $ 5.03             --                --            --           11.04%
         All contract charges                              --         16,460          $ 70,007          0.72%             --
  2009   Lowest contract charge 0.50% Class B          $ 5.30             --                --            --           31.90%
         Highest contract charge 1.90% Class B         $ 4.53             --                --            --           29.83%
         All contract charges                              --         16,033          $ 63,781          0.85%             --
  2008   Lowest contract charge 0.50% Class B          $ 4.02             --                --            --          (40.36)%
         Highest contract charge 1.90% Class B         $ 3.49             --                --            --          (41.15)%
         All contract charges                              --         14,961          $ 48,057          1.26%             --

                                     FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                       YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                          UNITS OUTSTANDING   NET ASSETS    INVESTMENT      TOTAL
                                                              UNIT VALUE        (000S)          (000S)    INCOME RATIO**   RETURN***
                                                             ------------ ------------------ ------------ ---------------- ---------
EQ/UBS GROWTH & INCOME (CONTINUED)
----------------------------------
  2007  Lowest contract charge 0.50% Class B                  $  6.74               --               --            --        0.60%
        Highest contract charge 1.90% Class B                 $  5.93               --               --            --       (0.67)%
        All contract charges                                       --           15,122        $  84,474          0.85%         --
  2006  Lowest contract charge 0.50% Class B                  $  6.70               --               --            --       13.58%
        Highest contract charge 1.90% Class B                 $  5.97               --               --            --       11.99%
        All contract charges                                       --           11,683        $  70,569          0.90%         --
EQ/VAN KAMPEN COMSTOCK
----------------------
        Unit Value 1.30% to 1.70%*
  2010  Lowest contract charge 1.30% Class A (r)              $ 11.64               --               --            --       14.01%
        Highest contract charge 1.70% Class A (r)             $ 11.59               --               --            --       13.52%
        All contract charges                                       --               83        $     969          1.26%         --
  2009  Lowest contract charge 1.30% Class A (r)              $ 10.21               --               --            --       (0.29)%
        Highest contract charge 1.70% Class A (r)             $ 10.21               --               --            --       (0.20)%
        All contract charges                                       --               --        $       2          1.44%         --
EQ/VAN KAMPEN COMSTOCK
----------------------
        Unit Value 0.50% to 1.90%*
  2010  Lowest contract charge 0.50% Class B                  $ 10.78               --               --            --       14.56%
        Highest contract charge 1.90% Class B                 $  9.95               --               --            --       13.07%
        All contract charges                                       --           23,369        $ 237,948          1.26%         --
  2009  Lowest contract charge 0.50% Class B                  $  9.41               --               --            --       27.79%
        Highest contract charge 1.90% Class B                 $  8.80               --               --            --       25.94%
        All contract charges                                       --           24,454        $ 219,381          1.44%         --
  2008  Lowest contract charge 0.50% Class B                  $  7.36               --               --            --      (37.25)%
        Highest contract charge 1.90% Class B                 $  6.99               --               --            --      (38.14)%
        All contract charges                                       --           26,088        $ 185,024          1.98%         --
  2007  Lowest contract charge 0.50% Class B                  $ 11.73               --               --            --       (3.06)%
        Highest contract charge 1.90% Class B                 $ 11.30               --               --            --       (4.32)%
        All contract charges                                       --           25,019        $ 285,776          1.63%         --
  2006  Lowest contract charge 0.50% Class B                  $ 12.10               --               --            --       15.33%
        Highest contract charge 1.90% Class B                 $ 11.81               --               --            --       13.71%
        All contract charges                                       --           21,516        $ 255,976          3.07%         --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
        Unit Value 0.50% to 1.90%*
  2010  Lowest contract charge 0.50% Class B                  $ 12.42               --               --            --       16.73%
        Highest contract charge 1.90% Class B                 $ 10.48               --               --            --       15.04%
        All contract charges                                       --           31,147        $ 413,230          0.01%         --
  2009  Lowest contract charge 0.50% Class B                  $ 10.64               --               --            --       39.68%
        Highest contract charge 1.90% Class B                 $  9.11               --               --            --       37.57%
        All contract charges                                       --           25,747        $ 295,437          0.19%         --
  2008  Lowest contract charge 0.50% Class B                  $  7.62               --               --            --      (27.98)%
        Highest contract charge 1.90% Class B                 $  6.62               --               --            --      (28.97)%
        All contract charges                                       --           15,753        $ 128,962          0.60%         --
  2007  Lowest contract charge 0.50% Class B                  $ 10.58               --               --            --       10.79%
        Highest contract charge 1.90% Class B                 $  9.32               --               --            --        9.26%
        All contract charges                                                    15,374        $ 176,492          0.00%
  2006  Lowest contract charge 0.50% Class B                  $  9.55               --               --            --        5.34%
        Highest contract charge 1.90% Class B                 $  8.53               --               --            --        3.86%
        All contract charges                                       --           13,748        $ 141,667          2.13%         --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
-----------------------------------------------
        Unit Value 1.30% to 1.70%*
  2010  Lowest contract charge 1.30% Service Class 2 (r) (s)  $ 11.75               --               --            --       14.52%
        Highest contract charge 1.70% Service Class 2 (r) (s) $ 11.70               --               --            --       14.04%
        All contract charges                                       --               66        $     773          1.41%         --

                                     FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                       YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                          UNITS OUTSTANDING   NET ASSETS    INVESTMENT     TOTAL
                                                              UNIT VALUE        (000S)          (000S)    INCOME RATIO**  RETURN***
                                                             ------------ ------------------ ------------ --------------- ---------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $11.97              --               --          --         15.43%
         Highest contract charge 1.70% Service Class 2 (r)      $11.91              --               --          --         14.85%
         All contract charges                                       --           1,053          $12,580        2.01%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.37              --               --          --          0.78%
         Lowest contract charge 1.70% Service Class 2 (r)       $10.37              --               --          --          0.78%
         All contract charges                                       --               2          $    18        0.00%           --
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $12.91              --               --          --         26.94%
         Highest contract charge 1.70% Service Class 2 (r)      $12.85              --               --          --         26.35%
         All contract charges                                       --             417          $ 5,377        0.33%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.17              --               --          --          0.59%
         Highest contract charge 1.70% Service Class 2 (r)      $10.17              --               --          --          0.59%
         All contract charges                                       --               1          $     6        0.00%           --
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $10.90              --               --          --          7.50%
         Highest contract charge 1.70% Service Class 2 (r)      $10.85              --               --          --          7.11%
         All contract charges                                       --             631          $ 6,871       10.45%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.14              --               --          --          0.10%
         Highest contract charge 1.70% Service Class 2 (r)      $10.13              --               --          --          0.00%
         All contract charges                                       --               2          $    23        0.00%           --
FRANKLIN INCOME SECURITIES FUND
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)               $10.87              --               --          --         11.49%
         Highest contract charge 1.70% Class 2 (u)              $10.83              --               --          --         11.08%
         All contract charges                                       --             352          $ 3,815        2.89%           --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
-----------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)               $11.11              --               --          --          9.46%
         Highest contract charge 1.70% Class 2 (r)              $11.06              --               --          --          8.97%
         All contract charges                                       --             440          $ 4,880        3.69%           --
  2009   Lowest contract charge 1.30% Class 2 (r)               $10.15              --               --          --          0.50%
         Highest contract charge 1.70% Class 2 (r)              $10.15              --               --          --          0.59%
         All contract charges                                       --               5          $    46          --            --
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
-----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)               $10.62              --               --          --          9.82%
         Highest contract charge 1.70% Class 2 (u)              $10.58              --               --          --          9.41%
         All contract charges                                       --             104          $ 1,103        5.07%           --
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Shares (r)        $12.90              --               --          --         23.09%
         Highest contract charge 1.70% Service Shares (r)       $12.84              --               --          --         22.64%
         All contract charges                                       --             243          $ 3,129        1.08%           --
  2009   Lowest contract charge 1.30% Service Shares (r)        $10.48              --               --          --          0.87%
         Highest contract charge 1.70% Service Shares (r)       $10.47              --               --          --          0.77%
         All contract charges                                       --              --          $     3          --            --
INVESCO V.I. FINANCIAL SERVICES FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)         $10.88              --               --          --          8.69%
         Highest contract charge 1.70% Series II (r) (s)        $10.83              --               --          --          8.30%
         All contract charges                                       --              59          $   639        0.00%           --

                                     FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                      UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                         UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                        ------------ ------------------- ------------ ---------------- -------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r)        $11.83             --                --            --          15.75%
         Highest contract charge 1.70% Series II (r)       $11.77             --                --            --          15.17%
         All contract charges                                  --            483            $5,702          7.92%            --
  2009   Lowest contract charge 1.30% Series II (r)        $10.22             --                --            --           0.39%
         Highest contract charge 1.70% Series II (r)       $10.22             --                --            --           0.49%
         All contract charges                                  --              1            $   12            --             --
INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $11.40             --                --            --          11.22%
         Highest contract charge 1.70% Series II (r) (s)   $11.34             --                --            --          10.63%
         All contract charges                                  --            366            $4,164          2.80%            --
INVESCO V.I. LEISURE FUND
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $12.36             --                --            --          20.12%
         Highest contract charge 1.70% Series II (r) (s)   $12.31             --                --            --          19.63%
         All contract charges                                  --             11            $  134          0.76%            --
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r)        $11.67             --                --            --          12.32%
         Highest contract charge 1.70% Series II (r)       $11.61             --                --            --          11.85%
         All contract charges                                  --            123            $1,433          0.49%            --
  2009   Lowest contract charge 1.30% Series II (r)        $10.39             --                --            --           0.87%
         Highest contract charge 1.70% Series II (r)       $10.38             --                --            --           0.78%
         All contract charges                                  --             --            $    1            --             --
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $13.50             --                --            --          26.52%
         Highest contract charge 1.70% Series II (r) (s)   $13.44             --                --            --          26.08%
         All contract charges                                  --             71            $  950          0.00%            --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $11.66             --                --            --          14.88%
         Highest contract charge 1.70% Common Shares (r)   $11.61             --                --            --          14.38%
         All contract charges                                  --            378            $4,399          0.51%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.15             --                --            --           0.20%
         Highest contract charge 1.70% Common Shares (r)   $10.15             --                --            --           0.30%
         All contract charges                                  --              1            $   13            --             --
IVY FUNDS VIP ENERGY
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $12.43             --                --            --          20.45%
         Highest contract charge 1.70% Common Shares (r)   $12.37             --                --            --          19.86%
         All contract charges                                  --            229            $2,846          0.13%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.32             --                --            --           3.41%
         Highest contract charge 1.70% Common Shares (r)   $10.32             --                --            --           3.51%
         All contract charges                                  --             --                --            --             --
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $11.96             --                --            --          15.56%
         Highest contract charge 1.70% Common Shares (r)   $11.90             --                --            --          15.09%
         All contract charges                                  --            419            $5,015          0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.35             --                --            --           2.07%
         Highest contract charge 1.70% Common Shares (r)   $10.34             --                --            --           1.97%
         All contract charges                                  --              7            $   73            --             --

                                     FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
IVY FUNDS VIP HIGH INCOME
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $11.67             --                --           --          13.30%
         Highest contract charge 1.70% Common Shares (r)      $11.62             --                --           --          12.93%
         All contract charges                                     --            778           $ 9,066         4.09%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.30             --                --           --           1.08%
         Highest contract charge 1.70% Common Shares (r)      $10.29             --                --           --           1.08%
         All contract charges                                     --              2           $    25         0.00%            --
IVY FUNDS VIP MID CAP GROWTH
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $13.54             --                --           --          29.82%
         Highest contract charge 1.70% Common Shares (r)      $13.48             --                --           --          29.37%
         All contract charges                                     --            328           $ 4,427         0.01%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.43             --                --           --           1.16%
         Highest contract charge 1.70% Common Shares (r)      $10.42             --                --           --           1.17%
         All contract charges                                     --              2           $    21           --             --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $11.82             --                --           --          11.30%
         Highest contract charge 1.70% Common Shares (r)      $11.76             --                --           --          10.84%
         All contract charges                                     --            227           $ 2,680         0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.62             --                --           --           2.61%
         Highest contract charge 1.70% Common Shares (r)      $10.61             --                --           --           2.61%
         All contract charges                                     --             --           $     2           --             --
IVY FUNDS VIP SMALL CAP GROWTH
------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $13.44             --                --           --          27.15%
         Highest contract charge 1.70% Common Shares (r)      $13.38             --                --           --          26.70%
         All contract charges                                     --            279           $ 3,742         0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.57             --                --           --           3.02%
         Highest contract charge 1.70% Common Shares (r)      $10.56             --                --           --           3.02%
         All contract charges                                     --             --           $     3           --             --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Shares (r)      $12.37             --                --           --          21.16%
         Highest contract charge 1.70% Service Shares (r)     $12.31             --                --           --          20.57%
         All contract charges                                     --          1,064           $13,133         2.91%            --
  2009   Lowest contract charge 1.30% Service Shares (r)      $10.21             --                --           --           0.10%
         Highest contract charge 1.70% Service Shares (r)     $10.21             --                --           --           0.20%
         All contract charges                                     --              2           $    23           --             --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class (r)       $10.83             --                --           --           7.33%
         Highest contract charge 1.70% Service Class (r)      $10.78             --                --           --           6.94%
         All contract charges                                     --            501           $ 5,419         0.32%            --
  2009   Lowest contract charge 1.30% Service Class (r)       $10.09             --                --           --          (0.79)%
         Highest contract charge 1.70% Service Class (r)      $10.08             --                --           --          (0.88)%
         All contract charges                                     --             --           $     3           --             --
MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class (r) (s)   $11.55             --                --           --          10.63%
         Highest contract charge 1.70% Service Class (r) (s)  $11.50             --                --           --          10.26%
         All contract charges                                     --            162           $ 1,874         0.07%            --

                                     FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                      UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                         UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                        ------------ ------------------- ------------ ---------------- -------------
MFS(R) INVESTORS TRUST SERIES
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $11.29               --                --            --         9.51%
          (r) (s)
         Highest contract charge 1.70% Service Class       $11.23               --                --            --         8.92%
          (r) (s)
         All contract charges                                  --              111        $    1,249          0.06%          --
MFS(R) TECHNOLOGY PORTFOLIO
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $12.17               --                --            --        18.62%
          (r) (s)
         Highest contract charge 1.70% Service Class       $12.12               --                --            --        18.24%
          (r) (s)
         All contract charges                                  --              156        $    1,899          0.00%          --
MFS(R) UTILITIES SERIES
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $11.80               --                --            --        12.06%
          (r) (s)
         Highest contract charge 1.70% Service Class       $11.74               --                --            --        11.49%
          (r) (s)
         All contract charges                                  --              140        $    1,648          1.49%          --
MULTIMANAGER AGGRESSIVE EQUITY (l) (v)
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $67.09               --                --            --       17.02%
         Highest contract charge 1.90% Class B             $47.12               --                --            --       15.38%
         All contract charges                                  --           31,493        $  579,330          0.61%         --
  2009   Lowest contract charge 0.50% Class B              $57.33               --                --            --       36.59%
         Highest contract charge 1.90% Class B             $40.84               --                --            --       34.68%
         All contract charges                                  --           21,905        $  337,968          0.21%         --
  2008   Lowest contract charge 0.50% Class B              $41.97               --                --            --      (46.95)%
         Highest contract charge 1.90% Class B             $30.32               --                --            --      (47.70)%
         All contract charges                                  --            5,087        $   67,727          0.36%         --
  2007   Lowest contract charge 0.50% Class B              $79.11               --                --            --        10.83%
         Highest contract charge 1.90% Class B             $57.97               --                --            --         9.25%
         All contract charges                                                4,950        $  134,774          0.00%          --
  2006   Lowest contract charge 0.50% Class B              $71.38               --                --            --         4.59%
         Highest contract charge 1.90% Class B             $53.06               --                --            --         3.12%
         All contract charges                                  --            5,287        $  139,296            --           --
MULTIMANAGER CORE BOND
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $14.74               --                --            --         5.66%
         Highest contract charge 1.90% Class B             $12.97               --                --            --         4.18%
         All contract charges                                  --           88,517        $1,150,810          2.78%          --
  2009   Lowest contract charge 0.50% Class B              $13.95               --                --            --         7.78%
         Highest contract charge 1.90% Class B             $12.45               --                --            --         6.25%
         All contract charges                                  --           83,528        $1,038,056          3.59%          --
  2008   Lowest contract charge 0.50% Class B              $12.94               --                --            --         1.97%
         Highest contract charge 1.90% Class B             $11.72               --                --            --         0.51%
         All contract charges                                  --           62,629        $  734,371          4.89%
  2007   Lowest contract charge 0.50% Class B              $12.69               --                --            --         5.66%
         Highest contract charge 1.90% Class B             $11.66               --                --            --         4.20%
         All contract charges                                               55,947        $  653,841          4.09%          --
  2006   Lowest contract charge 0.50% Class B              $12.01               --                --            --         3.25%
         Highest contract charge 1.90% Class B             $11.19               --                --            --         1.80%
         All contract charges                                  --           58,160        $  651,206          4.11%          --
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $14.29               --                --            --        6.40 %
         Highest contract charge 1.90% Class B             $12.58               --                --            --        4.92 %
         All contract charges                                  --           32,262        $  445,001          2.96%         --

                                     FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                               UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                  UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                 ------------ ------------------- ------------ ---------------- --------------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
---------------------------------------------
  2009   Lowest contract charge 0.50% Class B       $13.43               --               --           --           29.22%
         Highest contract charge 1.90% Class B      $11.99               --               --           --           27.38%
         All contract charges                           --           35,009         $457,905         1.62%             --
  2008   Lowest contract charge 0.50% Class B       $10.39               --               --           --          (47.47)%
         Highest contract charge 1.90% Class B      $ 9.41               --               --           --          (48.21)%
         All contract charges                           --           34,884         $355,985         1.57%             --
  2007   Lowest contract charge 0.50% Class B       $19.78               --               --           --           11.88%
         Highest contract charge 1.90% Class B      $18.17               --               --           --           10.25%
         All contract charges                           --           34,725         $680,288         0.73%             --
  2006   Lowest contract charge 0.50% Class B       $17.68               --               --           --           24.69%
         Highest contract charge 1.90% Class B      $16.48               --               --           --           22.94%
         All contract charges                           --           32,231         $568,482         2.23%             --
MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $11.84               --               --           --           10.97%
         Highest contract charge 1.90% Class B      $10.42               --               --           --            9.45%
         All contract charges                           --           12,797         $145,347         0.28%             --
  2009   Lowest contract charge 0.50% Class B       $10.67               --               --           --           31.84%
         Highest contract charge 1.90% Class B      $ 9.52               --               --           --           29.91%
         All contract charges                           --           12,893         $132,944         1.49%             --
  2008   Lowest contract charge 0.50% Class B       $ 8.09               --               --           --          (39.85)%
         Highest contract charge 1.90% Class B      $ 7.33               --               --           --          (40.65)%
         All contract charges                           --           12,279         $ 96,551         0.52%             --
  2007   Lowest contract charge 0.50% Class B       $13.45               --               --           --            4.51%
         Highest contract charge 1.90% Class B      $12.35               --               --           --            3.00%
         All contract charges                                        13,471         $177,274         0.41%             --
  2006   Lowest contract charge 0.50% Class B       $12.87               --               --           --           13.01%
         Highest contract charge 1.90% Class B      $11.99               --               --           --           11.43%
         All contract charges                           --           13,690         $173,297         0.60%             --
MULTIMANAGER LARGE CAP VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $13.24               --               --           --           12.59%
         Highest contract charge 1.90% Class B      $11.65               --               --           --           10.95%
         All contract charges                           --           30,723         $390,159         0.87%             --
  2009   Lowest contract charge 0.50% Class B       $11.76               --               --           --           22.21%
         Highest contract charge 1.90% Class B      $10.50               --               --           --           20.51%
         All contract charges                           --           33,976         $386,795         1.82%             --
  2008   Lowest contract charge 0.50% Class B       $ 9.62               --               --           --          (37.73)%
         Highest contract charge 1.90% Class B      $ 8.71               --               --           --          (38.62)%
         All contract charges                           --           37,613         $353,373         1.40%             --
  2007   Lowest contract charge 0.50% Class B       $15.45               --               --           --            3.07%
         Highest contract charge 1.90% Class B      $14.19               --               --           --            1.65%
         All contract charges                                        38,402         $583,473         1.08%             --
  2006   Lowest contract charge 0.50% Class B       $14.99               --               --           --           18.73%
         Highest contract charge 1.90% Class B      $13.96               --               --           --           17.06%
         All contract charges                           --           39,025         $577,966         2.82%             --
MULTIMANAGER MID CAP GROWTH
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $12.70               --               --           --           26.24%
         Highest contract charge 1.90% Class B      $11.18               --               --           --           24.50%
         All contract charges                           --           27,305         $351,919         0.00%             --
  2009   Lowest contract charge 0.50% Class B       $10.06               --               --           --           41.09%
         Highest contract charge 1.90% Class B      $ 8.98               --               --           --           39.02%
         All contract charges                           --           28,991         $297,480           --              --

                                     FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                               UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                  UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                 ------------ ------------------- ------------ ---------------- --------------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B       $ 7.13               --               --          --           (43.86)%
         Highest contract charge 1.90% Class B      $ 6.46               --               --          --           (44.64)%
         All contract charges                           --           29,642         $216,713          --               --
  2007   Lowest contract charge 0.50% Class B       $12.70               --               --          --            11.31%
         Highest contract charge 1.90% Class B      $11.67               --               --          --             9.78%
         All contract charges                                        31,721         $414,209          --               --
  2006   Lowest contract charge 0.50% Class B       $11.41               --               --          --             9.07%
         Highest contract charge 1.90% Class B      $10.63               --               --          --             7.54%
         All contract charges                           --           35,038         $410,676        0.51%              --
MULTIMANAGER MID CAP VALUE
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $16.46               --               --          --            24.32%
         Highest contract charge 1.90% Class B      $14.49               --               --          --            22.59%
         All contract charges                           --           26,265         $412,452        0.77%              --
  2009   Lowest contract charge 0.50% Class B       $13.24               --               --          --            43.65%
         Highest contract charge 1.90% Class B      $11.82               --               --          --            41.61%
         All contract charges                           --           26,843         $341,724        3.10%              --
  2008   Lowest contract charge 0.50% Class B       $ 9.22               --               --          --           (36.28)%
         Highest contract charge 1.90% Class B      $ 8.35               --               --          --           (37.17)%
         All contract charges                           --           26,245         $234,379        0.46%              --
  2007   Lowest contract charge 0.50% Class B       $14.47               --               --          --            (0.41)%
         Highest contract charge 1.90% Class B      $13.29               --               --          --            (1.85)%
         All contract charges                           --           27,826         $392,988        0.00%              --
  2006   Lowest contract charge 0.50% Class B       $14.53               --               --          --            14.16%
         Highest contract charge 1.90% Class B      $13.54               --               --          --            12.56%
         All contract charges                           --           30,733         $438,437        1.72%              --
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $34.87               --               --          --             6.12%
         Highest contract charge 1.90% Class B      $24.82               --               --          --             4.64%
         All contract charges                           --           39,770         $619,466        2.62%              --
  2009   Lowest contract charge 0.50% Class B       $32.86               --               --          --             9.11%
         Highest contract charge 1.90% Class B      $23.72               --               --          --             7.55%
         All contract charges                           --           38,177         $578,492        4.60%              --
  2008   Lowest contract charge 0.50% Class B       $30.12               --               --          --           (23.90)%
         Highest contract charge 1.90% Class B      $22.06               --               --          --           (24.94)%
         All contract charges                           --           36,664         $531,727        8.68%              --
  2007   Lowest contract charge 0.50% Class B       $39.58               --               --          --             2.62%
         Highest contract charge 1.90% Class B      $29.39               --               --          --             1.17%
         All contract charges                           --           45,225         $879,446        7.17%              --
  2006   Lowest contract charge 0.50% Class B       $38.57               --               --          --             9.38%
         Highest contract charge 1.90% Class B      $29.05               --               --          --             7.85%
         All contract charges                           --           46,730         $935,762        6.95%              --
MULTIMANAGER SMALL CAP GROWTH (d)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $ 9.52               --               --          --            26.93%
         Highest contract charge 1.90% Class B      $ 8.02               --               --          --            25.12%
         All contract charges                           --           31,439         $238,081        0.00%              --
  2009   Lowest contract charge 0.50% Class B       $ 7.50               --               --          --            33.85%
         Highest contract charge 1.90% Class B      $ 6.41               --               --          --            32.08%
         All contract charges                           --           32,920         $199,904          --               --
  2008   Lowest contract charge 0.50% Class B       $ 5.60               --               --          --           (42.39)%
         Highest contract charge 1.90% Class B      $ 4.85               --               --          --           (43.27)%
         All contract charges                           --           28,780         $135,528          --               --

                                     FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


 Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
MULTIMANAGER SMALL CAP GROWTH (d) (CONTINUED)
---------------------------------------------
  2007   Lowest contract charge 0.50% Class B                $ 9.72               --              --           --           3.18%
         Highest contract charge 1.90% Class B               $ 8.55               --              --           --           1.79%
         All contract charges                                                 28,681        $242,159           --             --
  2006   Lowest contract charge 0.50% Class B                $ 9.42               --              --           --           9.66%
         Highest contract charge 1.90% Class B               $ 8.40               --              --           --           8.12%
         All contract charges                                    --           17,157        $147,393         1.40%            --
MULTIMANAGER SMALL CAP VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B                $18.36               --              --           --          23.89%
         Highest contract charge 1.90% Class B               $15.27               --              --           --          22.16%
         All contract charges                                    --           32,868        $463,526         0.15%            --
  2009   Lowest contract charge 0.50% Class B                $14.82               --              --           --          25.82%
         Highest contract charge 1.90% Class B               $12.50               --              --           --          24.04%
         All contract charges                                    --           36,368        $418,772         1.03%            --
  2008   Lowest contract charge 0.50% Class B                $11.78               --              --           --         (38.20)%
         Highest contract charge 1.90% Class B               $10.08               --              --           --         (39.06)%
         All contract charges                                    --           39,759        $368,923         0.24%            --
  2007   Lowest contract charge 0.50% Class B                $19.06               --              --           --         (10.31)%
         Highest contract charge 1.90% Class B               $16.54               --              --           --         (11.55)%
         All contract charges                                    --           47,546        $723,958         0.29%            --
  2006   Lowest contract charge 0.50% Class B                $21.25               --              --           --          15.53%
         Highest contract charge 1.90% Class B               $18.70               --              --           --          13.91%
         All contract charges                                    --           57,348        $992,117         5.49%            --
MULTIMANAGER TECHNOLOGY
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B                $12.65               --              --           --          17.13%
         Highest contract charge 1.90% Class B               $11.14               --              --           --          15.56%
         All contract charges                                    --           32,400        $410,547         0.00%            --
  2009   Lowest contract charge 0.50% Class B                $10.80               --              --           --          57.69%
         Highest contract charge 1.90% Class B               $ 9.64               --              --           --          55.54%
         All contract charges                                    --           33,513        $364,955           --             --
  2008   Lowest contract charge 0.50% Class B                $ 6.85               --              --           --         (47.35)%
         Highest contract charge 1.90% Class B               $ 6.20               --              --           --         (48.12)%
         All contract charges                                    --           27,756        $192,697           --             --
  2007   Lowest contract charge 0.50% Class B                $13.01               --              --           --          17.63%
         Highest contract charge 1.90% Class B               $11.95               --              --           --          15.91%
         All contract charges                                    --           28,291        $373,990           --             --
  2006   Lowest contract charge 0.50% Class B                $11.06               --              --           --           6.76%
         Highest contract charge 1.90% Class B               $10.31               --              --           --           5.26%
         All contract charges                                    --           24,173        $271,064           --             --
MUTUAL SHARES SECURITIES FUND
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)            $10.74               --              --           --          10.84%
         Highest contract charge 1.70% Class 2 (u)           $10.70               --              --           --          10.42%
         All contract charges                                    --              146        $  1,562         1.66%            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class          $12.96               --              --           --          22.61%
          (r) (s)
         Highest contract charge 1.70% Advisor Class         $12.90               --              --           --          22.04%
          (r) (s)
         All contract charges                                    --              316        $  4,086        16.49%            --

                                     FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
--------------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $11.11             --                --            --         10.55%
         Highest contract charge 1.70% Advisor Class (r)     $11.06             --                --            --         10.16%
         All contract charges                                    --            472           $ 5,238          4.65%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $10.05             --                --            --         (0.50)%
         Highest contract charge 1.70% Advisor Class (r)     $10.04             --                --            --         (0.50)%
         All contract charges                                    --             10           $    96          0.38%           --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $10.64             --                --            --          6.61%
         Highest contract charge 1.70% Advisor Class (r)     $10.59             --                --            --          6.22%
         All contract charges                                    --            940           $ 9,982          3.10%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $ 9.98             --                --            --         (0.40)%
         Highest contract charge 1.70% Advisor Class (r)     $ 9.97             --                --            --         (0.40)%
         All contract charges                                    --              7           $    71            --            --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
-----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $10.64             --                --            --          6.61 %
         Highest contract charge 1.70% Advisor Class (r)     $10.60             --                --            --          6.21 %
         All contract charges                                    --          2,268           $24,095          8.03%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $ 9.98             --                --            --         (0.60)%
         Highest contract charge 1.70% Advisor Class (r)     $ 9.98             --                --            --         (0.60)%
         All contract charges                                    --              8           $    78            --            --
PROFUND VP BEAR
---------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)      $ 7.84             --                --            --        (18.92)%
         Highest contract charge 1.70% Common Shares (r)     $ 7.81             --                --            --        (19.15)%
         All contract charges                                    --             55           $   424          0.00%           --
  2009   Lowest contract charge 1.30% Common Shares (r)      $ 9.67             --                --            --         (0.31)%
         Highest contract charge 1.70% Common Shares (r)     $ 9.66             --                --            --         (0.41)%
         All contract charges                                    --              1           $    11            --            --
PROFUND VP BIOTECHNOLOGY
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)      $10.47             --                --            --          3.77%
         Highest contract charge 1.70% Common Shares (r)     $10.42             --                --            --          3.37%
         All contract charges                                    --             71           $   742          0.00%           --
  2009   Lowest contract charge 1.30% Common Shares (r)      $10.09             --                --            --          0.20%
         Highest contract charge 1.70% Common Shares (r)     $10.08             --                --            --          0.10%
         All contract charges                                    --             --           $     4            --            --
T.ROWE PRICE HEALTH SCIENCES PORTFOLIO
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r) (s)       $11.99             --                --            --         13.87%
         Highest contract charge 1.70% Class II (r) (s)      $11.93             --                --            --         13.30%
         All contract charges                                    --            153           $ 1,827          0.00%           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
--------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)            $11.95             --                --            --         16.02%
         Highest contract charge 1.70% Class 2 (r)           $11.90             --                --            --         15.65%
         All contract charges                                    --            280           $ 3,345          1.35%           --
  2009   Lowest contract charge 1.30% Class 2 (r)            $10.30             --                --            --          1.58%
         Highest contract charge 1.70% Class 2 (r)           $10.29             --                --            --          1.58%
         All contract charges                                    --              2           $    28            --            --

                                     FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
TEMPLETON FOREIGN SECURITIES FUND
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r) (s)        $10.79              --                --           --          7.04%
         Highest contract charge 1.70% Class 2 (r) (s)       $10.74              --                --           --          6.65%
         All contract charges                                    --             264           $ 2,838         1.29%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)            $11.35              --                --           --         12.94%
         Highest contract charge 1.70% Class 2 (r)           $11.30              --                --           --         12.44%
         All contract charges                                    --           1,492           $16,914         0.97%          --
  2009   Lowest contract charge 1.30% Class 2 (r)            $10.05              --                --           --          0.20%
         Highest contract charge 1.70% Class 2 (r)           $10.05              --                --           --          0.20%
         All contract charges                                    --               3           $    27           --           --
TEMPLETON GROWTH SECURITIES FUND
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)            $10.30              --                --           --          7.85%
         Highest contract charge 1.70% Class 2 (u)           $10.26              --                --           --          7.43%
         All contract charges                                    --              60           $   619         1.23%           --
VAN ECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class S Shares (r)     $13.08              --                --           --         26.99%
         Highest contract charge 1.70% Class S Shares (r)    $13.02              --                --           --         26.41%
         All contract charges                                    --             588           $ 7,685         0.01%           --
  2009   Lowest contract charge 1.30% Class S Shares (r)     $10.30              --                --           --          1.88%
         Highest contract charge 1.70% Class S Shares (r)    $10.30              --                --           --          1.88%
         All contract charges                                    --               1           $    10           --            --

----------
(a) Units were made available for sale on September 18, 2006.
(b) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(c) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(d) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(e) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(f) Units were made available for sale on May 29, 2007.
(g) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(h) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(i) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(j) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(k) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(l) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(m) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(n) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(o) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(p) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(q) Units were made available for sale on June 08, 2009.
(r) Units were made available for sale on December 14, 2009.
(s) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had zero balance and no activity to report.
(t) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had no accumulation ratios to report.
(u) Units were made available for sale on January 25, 2010.
(v) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.

* Expenses as an annual percentage of average net assets consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.


                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.


9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-156

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009.................. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2010, 2009 and 2008.................................................... F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-5
   Consolidated Statements of Comprehensive Income (Loss),
     Years Ended December 31, 2010, 2009 and 2008........................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of equity, of comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009 and for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2011

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                                                                                2010                2009
                                                                           ----------------    -----------------
                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value....................  $     29,057        $     27,470
   Mortgage loans on real estate.........................................         3,571               3,555
   Equity real estate, held for the production of income.................           140                  98
   Policy loans..........................................................         3,581               3,617
   Other equity investments..............................................         1,618               1,562
   Trading securities...................................................            506                 485
   Other invested assets.................................................         1,413               1,483
                                                                           ----------------    -----------------
     Total investments...................................................        39,886              38,270
Cash and cash equivalents................................................         2,155               1,792
Cash and securities segregated, at fair value............................         1,110                 986
Broker-dealer related receivables........................................         1,389               1,088
Deferred policy acquisition costs........................................         8,383               7,745
Goodwill and other intangible assets, net................................         3,702               3,676
Amounts due from reinsurers..............................................         3,252               3,028
Loans to affiliates......................................................         1,045               1,048
Other assets.............................................................        10,220               8,255
Separate Accounts' assets................................................        92,014              84,016
                                                                           ----------------    -----------------

TOTAL ASSETS.............................................................  $    163,156        $    149,904
                                                                           ================    =================

LIABILITIES
Policyholders' account balances..........................................  $     24,654        $     24,107
Future policy benefits and other policyholders liabilities...............        18,965              17,727
Broker-dealer related payables...........................................           369                 279
Customers related payables...............................................         1,770               1,431
Amounts due to reinsurers................................................            75                  81
Short-term and long-term debt............................................           425                 449
Loans from affiliates....................................................         1,325               1,325
Income taxes payable.....................................................         4,315               3,357
Other liabilities........................................................         3,075               3,002
Separate Accounts' liabilities...........................................        92,014              84,016
                                                                           ----------------    -----------------
     Total liabilities...................................................       146,987             135,774
                                                                           ----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2 million shares authorized,
     issued and outstanding..............................................             2                   2
   Capital in excess of par value........................................         5,593               5,583
   Retained earnings.....................................................         8,085               6,312
   Accumulated other comprehensive income (loss).........................          (629)             (1,036)
                                                                           ----------------    -----------------
   Total AXA Equitable's equity..........................................        13,051              10,861
                                                                           ----------------    -----------------
Noncontrolling interest..................................................         3,118               3,269
                                                                           ----------------    -----------------
     Total equity........................................................        16,169              14,130
                                                                           ----------------    -----------------

TOTAL LIABILITIES AND EQUITY.............................................  $    163,156        $    149,904
                                                                           ================    =================


                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income........................................  $      3,067       $      2,918       $     2,952
Premiums  .................................................           530                431               759
Net investment income (loss):
   Investment income (loss) from
     derivative instruments................................          (284)            (3,079)            7,302
   Other investment income.................................         2,260              2,099             1,752
                                                             -----------------  ----------------   ----------------
       Total net investment income (loss)..................         1,976               (980)            9,054
Investment gains (losses), net:
   Total other-than-temporary impairment losses............          (300)              (169)             (286)
   Portion of loss recognized in other
     comprehensive income (loss)...........................            18                  6                 -
                                                             -----------------  ----------------   ----------------
       Net impairment losses recognized....................          (282)              (163)             (286)
   Other investment gains (losses), net....................            98                217               (53)
                                                             -----------------  ----------------   ----------------
         Total investment gains (losses), net..............          (184)                54              (339)
Commissions, fees and other income.........................         3,702              3,385             4,549
  Increase (decrease)  in fair value of
   reinsurance contracts...................................         2,350             (2,566)            1,567
                                                             -----------------  ----------------   ----------------
   Total revenues..........................................        11,441              3,242            18,542
                                                             -----------------  ----------------   ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................................         3,082              1,298             4,702
Interest credited to policyholders' account balances.......           950              1,004             1,065
Compensation and benefits..................................         1,953              1,859             1,990
Commissions................................................         1,044              1,033             1,437
Distribution related payments..............................           287                234               308
Amortization of deferred sales commissions.................            47                 55                79
Interest expense...........................................           106                107                52
Amortization of deferred policy acquisition costs..........           168                115             3,485
Capitalization of deferred policy acquisition costs........          (916)              (975)           (1,394)
Rent expense...............................................           244                258               247
Amortization of other intangible assets....................            23                 24                24
Other operating costs and expenses.........................         1,438              1,309             1,161
                                                             -----------------  ----------------   ----------------
      Total benefits and other deductions..................         8,426              6,321            13,156
                                                             -----------------  ----------------   ----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                     2010              2009               2008
                                                                ----------------  ----------------   ----------------
                                                                                   (IN MILLIONS)
 Earnings (loss)  from continuing operations,
   before income taxes......................................    $     3,015       $     (3,079)      $     5,386
Income tax (expense) benefit................................           (707)             1,272            (1,691)
                                                                ----------------  ----------------   ----------------

Earnings (loss)  from continuing operations,
   net of income taxes......................................          2,308             (1,807)            3,695
Earnings (loss) from discontinued operations,
   net of income taxes......................................              -                  3                (5)
Gains (losses) on disposal of discontinued operations,
   net of income taxes......................................              -                  -                 6
                                                                ----------------  ----------------   ----------------

Net earnings (loss).........................................          2,308             (1,804)            3,696
   Less: net earnings (loss) attributable to
     noncontrolling interest................................           (235)              (359)             (470)
                                                                ----------------  ----------------   ----------------

Net Earnings (Loss) Attributable to AXA Equitable...........    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================


Amounts attributable to AXA Equitable:
   Earnings (loss) earnings from continuing operations,
     net of income taxes....................................    $     2,073       $     (2,166)      $     3,225
   Earnings (loss) from discontinued operations,
     net of income taxes....................................              -                  3                (5)
   Gains (losses) on disposal of discontinued operations,
     net of income taxes....................................              -                  -                 6
                                                                ----------------  ----------------   ----------------
Net Earnings (Loss).........................................    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================










                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year........ $         2        $         2       $          2
                                                                 ----------------   ----------------  ----------------

   Capital in excess of par value, beginning of year............       5,583              5,184              5,265
   Sale of AllianceBernstein Units to noncontrolling interest...           -                (54)                 -
   Changes in capital in excess of par value....................          10                453                (81)
                                                                 ----------------   ----------------  ----------------
   Capital in excess of par value, end of year..................       5,593              5,583              5,184
                                                                 ----------------   ----------------  ----------------

   Retained earnings, beginning of year.........................       6,312              8,413              5,187
   Net earnings (loss) attributable to AXA Equitable............       2,073             (2,163)             3,226
   Stockholder dividends........................................        (300)                 -                  -
   Impact of implementing new accounting guidance,
     net of taxes...............................................           -                 62                  -
                                                                 ----------------   ----------------  ----------------
   Retained earnings, end of year...............................       8,085              6,312              8,413
                                                                 ----------------   ----------------  ----------------

   Accumulated other comprehensive income (loss),
     beginning of year..........................................      (1,036)            (2,236)              (268)
   Impact of implementing new accounting guidance,
     net of taxes ..............................................           -                (62)                 -
   Other comprehensive income (loss) attributable to
     AXA Equitable..............................................         407              1,262             (1,968)
                                                                 ----------------   ----------------  ----------------
   Accumulated other comprehensive income (loss), end of year...        (629)            (1,036)            (2,236)
                                                                 ----------------   ----------------  ----------------

     AXA EQUITABLE'S EQUITY, END OF YEAR........................      13,051             10,861             11,363
                                                                 ----------------   ----------------  ----------------

   Noncontrolling interest, beginning of year...................       3,269              2,897              2,479
   Net earnings (loss) attributable to noncontrolling interest..         235                359                470
   Other comprehensive income (loss)
     attributable to noncontrolling interest....................          (7)                66                (70)
   Purchase of AllianceBernstein Units by
     noncontrolling interest....................................           5                  -                  8
   Repurchase of AllianceBernstein Holding units................        (148)                 -                  -
   Purchase of AB Put...........................................           -                135                496
   Dividends paid to noncontrolling interest....................        (357)              (320)              (563)
   Capital contributions........................................           -                  -                 13
   Other changes in noncontrolling interest.....................         121                132                 64
                                                                 ----------------   ----------------  ----------------

     Noncontrolling interest, end of year.......................       3,118              3,269              2,897
                                                                 ----------------   ----------------  ----------------

TOTAL EQUITY, END OF YEAR....................................... $    16,169        $    14,130       $     14,260
                                                                 ================   ================  ================









                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................. $     2,308        $    (1,804)      $      3,696
                                                                 ----------------   ----------------  ----------------

Other comprehensive income (loss), net of income taxes:

Change in unrealized gains (losses), net of
   reclassification adjustment..................................         440              1,331             (1,445)
Defined benefit plans:
   Net gain (loss) arising during year..........................        (121)               (65)              (620)
   Prior service cost arising during year.......................           -                  -                  -
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included
       in net periodic cost.....................................          82                 65                 31
     Amortization of net prior service credit
       included in net periodic cost............................          (1)                (3)                (4)
     Amortization of net transition asset.......................           -                  -                  -
                                                                 ----------------   ----------------  ----------------
       Other comprehensive income (loss) - defined
         benefit plans..........................................         (40)                (3)              (593)
                                                                 ----------------   ----------------  ----------------

Total other comprehensive income (loss), net of income taxes....         400              1,328             (2,038)
                                                                 ----------------   ----------------  ----------------

Comprehensive income (loss).....................................       2,708               (476)             1,658
                                                                 ----------------   ----------------  ----------------

   Less: Comprehensive (income) loss attributable to
     noncontrolling interest....................................        (228)              (425)              (400)
                                                                 ----------------   ----------------  ----------------

Comprehensive Income (Loss) Attributable to AXA Equitable....... $     2,480        $      (901)      $      1,258
                                                                 ================   ================  ================













                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                    2010               2009               2008
                                                               ----------------   ----------------  -----------------
                                                                                   (IN MILLIONS)
Net earnings (loss).........................................   $      2,308       $    (1,804)      $      3,696
Adjustments to reconcile net earnings (loss) to net cash

  provided by operating activities:
  Interest credited to policyholders' account balances......            950             1,004              1,065
  Universal life and investment-type product
     policy fee income......................................         (3,067)           (2,918)            (2,952)
  Net change in broker-dealer and customer related
     receivables/payables...................................            125            (1,353)               619
  (Income) loss related to derivative instruments...........            284             3,079             (7,302)
  Change in reinsurance recoverable with affiliate..........           (233)            1,486             (6,352)
  Investment (gains) losses, net............................            184               (54)               339
  Change in segregated cash and securities, net.............           (124)            1,587               (203)
  Change in deferred policy acquisition costs...............           (747)             (860)             2,091
  Change in future policy benefits..........................          1,136              (755)             2,398
  Change in income taxes payable............................            720            (1,223)             1,135
  Contribution to pension plans.............................           (202)              (32)               (36)
  Real Estate asset write-off charge........................             26                 3                  -
  Change in fair value of contracts.........................         (2,350)            2,566             (1,567)
  Amortization of deferred compensation.....................            178                88                 75
  Amortization of deferred sales commissions................             47                55                 79
  Amortization of reinsurance cost..........................            274               318                 11
  Other depreciation and amortization.......................            161               156                140
  Amortization of other intangible..........................             23                24                 24
  (Gains) losses on disposal of discontinued operations.....              -                 -                 (6)
  Other, net................................................            313                50               (161)
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) operating activities.........              6             1,417             (6,907)
                                                               ----------------   ----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate..........................          2,753             2,058              1,728
  Sales of investments......................................          3,398             6,737                796
  Sale of AXA Equitable Life and Annuity....................              -                 -                 61
  Purchases of investments..................................         (7,068)           (8,995)            (2,107)
  Cash settlements related to derivative instruments........           (651)           (2,564)             5,337
  Change in short-term investments..........................            (53)              140                 29
  Decrease in loans to affiliates...........................              3                 1                  -
  Increase in loans to affiliates...........................              -              (250)                 -
  Change in capitalized software, leasehold improvements
     and EDP equipment .....................................            (62)             (120)              (163)
  Other, net................................................            (25)                9                155
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) investing activities.........         (1,705)           (2,984)             5,836
                                                               ----------------   ----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits................................................  $     3,187        $     3,395        $    4,385
    Withdrawals and transfers to Separate Accounts..........         (483)            (2,161)           (2,603)
  Change in short-term financings...........................          (24)               (36)             (498)
  Change in collateralized pledged liabilities..............         (270)               126               569
  Change in collateralized pledged assets...................          533               (632)                -
  Proceeds from loans from affiliates.......................            -                  -             1,000
  Capital contribution......................................            -                439                 -
  Shareholder dividends paid................................         (300)                 -                 -
  Repurchase of AllianceBernstein Holding units.............         (235)                 -                 -
  Distribution to noncontrolling interest in
     consolidated subsidiaries..............................         (357)              (320)             (563)
  Other, net................................................           11                145                11
                                                             -----------------  ----------------   ----------------

Net cash provided by (used in) financing activities.........        2,062                956             2,301
                                                             -----------------  ----------------   ----------------

Change in cash and cash equivalents.........................          363               (611)            1,230
Cash and cash equivalents, beginning of year................        1,792              2,403             1,173
                                                             -----------------  ----------------   ----------------

Cash and Cash Equivalents, End of Year......................  $     2,155        $     1,792        $    2,403
                                                             =================  ================   ================

Supplemental cash flow information:
  Interest Paid.............................................  $        19        $        17        $       34
                                                             =================  ================   ================
  Income Taxes (Refunded) Paid..............................  $       (27)       $        44        $      257
                                                             =================  ================   ================











                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

  1) ORGANIZATION

     AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

     The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

     Insurance
     ---------

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

     Investment Management
     ---------------------

     The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investment trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing retail clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, servicing private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) Bernstein Research Services servicing institutional investors seeking research, portfolio analysis, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

     AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

     On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

     On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in Alliance-Bernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

     In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding units, AXA Financial Group and the Company's Capital in excess of par value decreased by $93 million and $65 million, respectively, net of applicable taxes with respective increases in Noncontrolling interests of $93 million and $65 million.

     AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2010, AllianceBernstein purchased 8.8 million Holding units for $226 million, reflecting open-market purchases of
     7.4 million Holding units for $195 million and the remainder primarily relating to employee tax withholding purchases. AllianceBernstein intends to continue to engage in open-market purchases of Holding units, from time to time, to help fund anticipated obligations under its incentive compensation award program.

     AllianceBernstein granted 13.1 million restricted Holding unit awards to employees during 2010. To fund these awards, AB Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010. The purchase of Holding units and issuance of Holding units resulted in a decrease of $19 million in Capital excess of par value with a corresponding $19 million increase in Noncontrolling interest.

     At December 31, 2010 and December 31, 2009, the Company's economic interest in AllianceBernstein was 35.5% and 35.9%, respectively. At December 31, 2010, and December 31, 2009, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 61.4% and 62.1%.

2)   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    At December 31, 2010 and 2009, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2010 and 2009, respectively, as reported in the consolidated balance sheet, these investments included $0 million and $0 million of fixed maturities (collateralized debt and loan obligations) and $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2010 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

    AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

    At December 31, 2010, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $25 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

    All significant intercompany transactions and balances have been eliminated in consolidation. The years "2010," "2009" and "2008" refer to the years ended December 31, 2010, 2009 and 2008, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

    Accounting Changes
    ------------------

    In January 2010, the FASB issued new guidance for accounting and reporting for decreases in ownership of a subsidiary. This guidance clarifies the scope of a decrease in ownership provisions for consolidations and expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of consolidation. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In March 2010, the FASB issued new guidance to eliminate the scope exception for embedded credit derivatives in beneficial interests in securitized financial assets, such as asset-backed securities, credit-linked notes, and collateralized loan and debt obligations, except for those created solely by subordination. This guidance provides clarification and related additional examples to improve financial reporting by resolving potential ambiguity about the extent of the embedded credit derivative scope exception. This guidance was effective for the first interim reporting period beginning after June 15, 2010. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes," were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Troubled debt restructurings effective date will be determined upon coordination with the guidance for determining what constitutes a troubled debt restructuring. Currently the new troubled debt restructuring disclosure is anticipated to be effective for the first interim or annual period beginning on or after June 15, 2011. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

    Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:

        o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to

        o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

     As a result, total equity at December 31, 2008 increased by $2,897 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,897 million as a result of the elimination of minority interest. Additionally, for the year 2008, earnings (loss) from continuing operations, net of income taxes increased by $470 million and net earnings
     (loss) attributable to the noncontrolling interest increased by $470 million.

     Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:

        o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;

        o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and

        o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

     Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

     The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income (loss) ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

     As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

     Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2010 and 2009 reflected increases of $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses) net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition,
     Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

     Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have a material impact on the Company's consolidated results of operations or financial position. At December 31, 2010 and 2009, the fair value of the Company's CMBS portfolio was $1,104 million and $1,490 million, respectively.

     On June 12, 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and required additional disclosures about an entity's involvement with VIEs. The guidance removed the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, required a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

     Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

     Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance asset, resulting in an increase in net income of $69 million, related to an increase in the fair value of the GMIB reinsurance asset of $211 million, offset by increased DAC amortization of $105 million and increased Federal income taxes of $37 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

     On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a material impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

     Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the OTTI assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,311 million and $931 million, respectively, at December 31, 2010 and $1,631 million and $1,155 million, respectively, at December 31, 2009 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

     New Accounting Pronouncements
     -----------------------------

     In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

     In April 2010, the FASB issued guidance on how investments held through Separate Accounts affect an insurer's consolidation analysis of those investments. This guidance clarifies that insurers would not be required in their evaluation of whether to consolidate investments to combine their General Account interest with the Separate Accounts in the same investment, unless the Separate Account interest is held for the benefit of a related party policyholder. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 with early adoption permitted with changes to be applied retroactively. Management does not expect the implementation of this guidance will have a material impact on the Company's consolidated financial statements.

     Also issued by the FASB in April 2010 was new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance is effective for the first interim reporting period beginning after December 15, 2010. Implementation of this guidance is not expected to have a material effect on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

     In October 2010, the FASB issued new guidance for accounting for costs associated with acquiring or renewing insurance contracts, which amends current accounting guidance for insurance companies, to address which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance allows insurance entities to defer costs related to the acquisition of new or renewal insurance contracts that are:

        o incremental direct costs of the contract acquisition (i.e., would not have been incurred had the acquisition activity not occurred),
        o a portion of the employee's compensation and fringe benefits related to certain activities for successful contract acquisitions, or
        o direct-response advertising costs as defined in current accounting guidance for capitalized advertising costs.

     An insurance entity would expense as incurred all other costs related to the acquisition of new or renewal insurance contracts. The amendments in the guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and can be applied either prospectively or retrospectively. Early application is permitted at the beginning of an entity's annual reporting period. Management is currently evaluating the impact of adoption, however, management expects the direct and incremental costs that can be deferred under the new guidance are expected to be significantly reduced from what is deferred today. The new guidance is expected to be adopted as of January 1, 2012, with retrospective adoption being considered.

     Closed Block
     ------------

     As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

     The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

     If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

     Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed

     Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

     Investments
     -----------

     The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

     The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

     The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

     If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

     Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

     Policy loans are stated at unpaid principal balances.

     Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the

     Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

     Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

     Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

     Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2010 and 2009, the carrying value of COLI was $787 million and $720 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

     Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

     All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

     Valuation Allowances for Mortgage Loans:
     ---------------------------------------

     For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

        o Loan-to-value ratio - Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

        o Debt service coverage ratio - Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

        o Occupancy - Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

        o Lease expirations - The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

        o Maturity - Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

        o Borrower/tenant related issues - Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

        o Payment status - current vs. delinquent - A history of delinquent payments may be a cause for concern.

        o Property condition - Significant deferred maintenance observed during Lender's annual site inspections.

        o Other - Any other factors such as current economic conditions may call into question the performance of the loan.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

     Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

     For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2010 and 2009, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $0 million for commercial and $3 million and $0 million for agricultural, respectively.

     Derivatives
     -----------

     The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), GMIB and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

     A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions. For both GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

     GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

     In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, in fourth quarter 2008 and continuing into 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. A majority of this protection expired in first quarter 2010, but a portion of the equity market protection extends into 2011. During 2010, the Company had in place an anticipatory hedge program to protect against declining interest rates with respect to projected variable annuity sales. Also during 2010, a significant portion of exposure to realized interest rate volatility was hedged through the purchase of swaptions with initial maturities between 6 months and 10 years. Beginning in fourth quarter 2010, the Company purchased swaptions to initiate a hedge of its General Account duration and convexity gap resulting from minimum crediting rates on interest sensitive and annuity business.

     Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors and swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

     AXA Equitable also uses interest rate swaps to reduce exposure to interest rate fluctuations on certain of its long-term loans from affiliates. The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2010 and December 31, 2009, respectively, the Company held $512 million and $695 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

     At December 31, 2010, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $223 million. At December 31, 2010, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year and 30-year U.S. Treasury Notes, having initial margin requirements of $60 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $13 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2010 are exchange-traded and net settled daily in cash.

     Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

     Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2010, and December 31, 2009, respectively, were $84 million and $598 million, for which the Company had posted collateral of $99 million and $632 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2010, the Company would not have been required to post material collateral to its counterparties.

     Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized
     ---------------------------------------------------------------------------
     Investment Gains (Losses)
     -------------------------

     Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

     Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

     Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments
   -----------------------------------------

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1        Quoted prices for identical instruments in active markets.
                  Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
   Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     At December 31, 2010 and 2009, respectively, investments classified as Level 1 comprise approximately 74.2% and 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

     At December 31, 2010 and 2009, respectively, investments classified as Level 2 comprise approximately 24.3% and 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

     Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2010, and December 31, 2009, respectively, approximately $1,726 million and $1,678 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

     As disclosed in Note 3, at December 31, 2010 and 2009, respectively, the net fair value of freestanding derivative positions is approximately $540 million and $169 million or approximately 38.2% and 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

     The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $3 million at December 31, 2010 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2010.

     At December 31, 2010 and 2009, respectively, investments classified as Level 3 comprise approximately 1.5% and 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2010 and 2009, respectively, were approximately $277 million and $366 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,251 million and $1,707 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2010 and 2009, respectively. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2010, the Company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

     Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $19 million at December 31, 2010 to recognize incremental counterparty non-performance risk.

     The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2010.

     Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2010 and 2009, no assets were required to be measured at fair value on a non-recurring basis.

     Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2010 and 2009.

     Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

     Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

     The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

     Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     DAC
     ---

     Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life and investment-type contracts, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the fees earned, costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, as well as other sources of profit. This applies to variable life policies to a lesser degree. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned and decrease the costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

     In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2010, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9% (6.72% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations were 15% (12.72% net of product weighted average Separate Account fees) and 0% (-2.28% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions and parameters are subject to change only when management's long-term expectation changes.

     If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2010, current projections of future average gross market returns assume a 0% annualized return for the next seven quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% in eleven quarters.

     At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks; related to these products would be recognized in current earnings (loss) while the related reserves do not fully and immediately reflect the immediate impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for Accumulator(R) products, subject to loss recognition testing.

     In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2010, the average rate of assumed investment yields, excluding policy loans, was 6% grading to 5.5% over 5 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

     Contractholder Bonus Interest Credits
     -------------------------------------

     Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     AXA Equitable issues or has issued certain variable annuity products with GMDB and GWBL features. AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

     For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 10.7% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

     At December 31, 2010, participating policies, including those in the Closed Block, represent approximately 7.5% ($25 billion) of directly written life insurance in-force, net of amounts ceded.

     Separate Accounts
     -----------------

     Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

     The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2010, 2009 and 2008, investment results of such Separate Accounts were gains (losses) of $10,117 million, $15,465 million and $(33,913) million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

     The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

     Recognition of Investment Management Revenues and Related Expenses
     ------------------------------------------------------------------

     Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

     Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2010 was not impaired.

     AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

     Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2010. These assumptions are updated periodically.Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

     Goodwill and Other Intangible Assets
     ------------------------------------

     Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2010 impairment testing performed as of December 31, 2010, management determined that goodwill was not impaired.

     Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

     Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2010.

     Other Accounting Policies
     -------------------------

     Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

     AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Discontinued operations include real estate held-for-sale.

     Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

     Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

     At December 31, 2010 and 2009, AXA Equitable did not have any real estate held-for-sale. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2010 were not significant.

3)   INVESTMENTS

     Fixed Maturities and Equity Securities
     --------------------------------------

     The following table provides information relating to fixed maturities and equity securities classified as AFS:


                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION


                                                            GROSS              GROSS
                                        AMORTIZED         UNREALIZED        UNREALIZED                             OTTI
                                           COST             GAINS             LOSSES          FAIR VALUE        IN AOCI (3)
                                     ----------------- ----------------- ------------------ ---------------- ------------------
                                                                           (IN MILLIONS)
DECEMBER 31, 2010:
------------------
Fixed maturities:
    Corporate....................... $      20,494      $     1,348      $         110      $    21,732      $           -
    U.S. Treasury, government
     and agency(4)..................         1,986               18                 88            1,916                  -
    States and
     political subdivisions.........           516               11                 16              511                  -
    Foreign governments.............           502               59                  1              560                  -
    Commercial mortgage-backed......         1,473                5                375            1,103                 19
    Residential mortgage-backed (1).         1,601               67                  -            1,668                  -
    Asset-backed (2) ...............           245               13                 12              246                  7
    Redeemable preferred stock......         1,364               23                 66            1,321                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------
     Total Fixed Maturities.........        28,181            1,544                668           29,057                 26

Equity securities...................            26                -                  3               23                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------

Total at December 31, 2010.......... $      28,207      $     1,544      $         671      $    29,080      $          26
                                     ================= ================= ================== ================ ==================

December 31, 2009
-----------------
Fixed maturities:
    Corporate....................... $      19,438      $       991      $         235      $    20,194                  1
    U.S. Treasury, government
     and agency.....................         1,830               13                153            1,690                  -
    States and
     political subdivisions.........           389                7                 14              382                  -
    Foreign governments.............           270               32                  -              302                  -
    Commercial mortgage-backed......         1,980                2                492            1,490                  2
    Residential mortgage-backed (1).         1,605               46                  1            1,650                  -
    Asset-backed (2) ...............           278               11                 21              268                  8
    Redeemable preferred stock......         1,707                9                222            1,494                  -
                                     ----------------- ----------------- ------------------ -----------------------------------
     Total Fixed Maturities.........        27,497            1,111              1,138           27,470                 11

Equity securities...................            44               10                  -               54                  -
                                     ----------------- ----------------- ------------------ -----------------------------------

Total at December 31, 2009.......... $      27,541      $     1,121      $       1,138      $    27,524      $          11
                                     ================= ================= ================== ===================================


     (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
     (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
     (3) Amounts represent OTTI losses in AOCI, which were not included in earnings in accordance with current accounting guidance.
     (4) Reflects $122 million of amortized cost of FDIC insured bonds that were reported as Corporate in 2009 and moved to U.S. Treasury, government and agency in 2010.

     At December 31, 2010 and 2009, respectively, the Company had trading fixed maturities with an amortized cost of $207 million and $115 million and carrying values of $208 million and $126 million. Gross unrealized gains on trading fixed maturities were $3 million and $12 million and gross unrealized losses were $2 million and $1 million for 2010 and 2009, respectively.

     The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2010 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2010

                                                                 AMORTIZED
                                                                   COST            FAIR VALUE
                                                              ----------------   ----------------
                                                                        (IN MILLIONS)
Due in one year or less.....................................   $    2,234         $    2,265
Due in years two through five...............................        8,210              8,721
Due in years six through ten................................        8,612              9,155
Due after ten years.........................................        4,442              4,578
                                                              ----------------   ----------------
    Subtotal................................................       23,498             24,719
Commercial mortgage-backed securities.......................        1,473              1,103
Residential mortgage-backed securities......................        1,601              1,668
Asset-backed securities.....................................          245                246
                                                              ----------------   ----------------
Total     ..................................................   $   26,817         $   27,736
                                                              ================   ================

The Company recognized OTTI on AFS fixed maturities as follows:


                                                                      December 31,
                                                  ------------------------------------------------------
                                                        2010              2009               2008
                                                  -----------------  ----------------  -----------------
                                                                      (IN MILLIONS)
 Credit losses recognized in earnings (loss) (1).. $     (282)        $    (168)        $     (286)
 Non-credit losses recognized in OCI..............        (18)               (6)                 -
                                                  -----------------  ----------------  -----------------
 Total OTTI....................................... $     (300)        $    (174)        $     (286)
                                                  =================  ================  =================

 (1) During 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

     The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS


                                                                                                 2010              2009
                                                                                            --------------- -------------------
                                                                                                      (IN MILLIONS)
Balances at January 1, 2010 and March 31, 2009, respectively.............................    $     (146)     $         -
Cumulative adjustment related to implementing new accounting guidance on April 1, 2009...             -             (122)
Impact of consolidation of Wind-Up Annuities business....................................             -               (6)
Previously recognized impairments on securities that matured, paid, prepaid or sold......            99              146
Recognized impairments on securities impaired to fair value this period (1)..............            (6)              (3)
Impairments recognized this period on securities not previously impaired.................          (268)            (143)
Additional impairments this period on securities previously impaired.....................            (8)             (22)
Increases due to passage of time on previously recorded credit losses....................             -                -
Accretion of previously recognized impairments due to increases in expected cash flows...             -                -
                                                                                            --------------- -------------------
Balances at December 31,.................................................................    $     (329)     $      (150)
                                                                                            =============== ===================


   (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

     Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                         DECEMBER 31,
                                                                              -----------------------------------
                                                                                   2010               2009
                                                                              ----------------  -----------------
                                                                                        (IN MILLIONS)
      AFS Securities:
        Fixed maturities:
          With OTTI losses...................................................  $       (16)      $       (11)
          All other..........................................................          892               (16)
        Equity securities....................................................           (3)               10
                                                                              ----------------  -----------------
      Net Unrealized Gains (Losses)..........................................  $       873       $       (17)
                                                                              ================  =================

     Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES         (LIABILITY)      GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $      (11)        $          6      $           -       $          2       $         (3)
Net investment gains (losses)
  arising during the period...........           3                    -                  -                  -                  3
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..           9                    -                  -                  -                  9
     Excluded from Net
       earnings (loss) (1)............         (17)                   -                  -                  -                (17)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                   (3)                 -                  -                 (3)
     Deferred income taxes............           -                    -                  -                  2                  2
     Policyholders liabilities........           -                    -                  2                  -                  2
                                        ---------------    --------------    ----------------    ---------------    ----------------
Balance, December 31, 2010............  $      (16)        $          3      $           2       $          4       $         (7)
                                        ===============    ==============    ================    ===============    ================

    (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
         (loss) for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI


                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES        (LIABILITY)       GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $       (6)        $        (29)     $           -       $         (3)      $        (38)
Net investment gains (losses)
  arising during the period...........         680                    -                  -                  -                680
Reclassification adjustment for OTTI
   losses:
     Included in Net earnings (loss)..         198                    -                  -                  -                198
     Excluded from Net
       earnings (loss) (1)............          17                    -                  -                  -                 17
Impact of net unrealized investment
   gains (losses) on:
     DAC..............................           -                 (106)                 -                  -               (106)
     Deferred income taxes............           -                    -                  -               (220)              (220)
     Policyholders liabilities........           -                    -               (121)                 -               (121)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2010............  $      889         $       (135)     $        (121)      $       (223)      $        410
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.


       Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses


                                                                                                                       AOCI Gain
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities         (Liability)      Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $        -         $          -      $           -       $          -       $          -
Cumulative impact of implementing
  new guidance........................          (7)                   1                  -                  2                 (4)
Net investment gains (losses)
  arising during the period...........         (21)                   -                  -                  -                (21)
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..          22                    -                  -                  -                 22
     Excluded from Net
       earnings (loss) (1)............         (5)                   -                  -                  -                 (5)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                    5                  -                  -                  5
     Deferred income taxes............           -                    -                  -                  -                  -
     Policyholders liabilities........           -                    -                  -                  -                  -
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $      (11)        $          6      $           -       $          2       $         (3)
                                        ==============     =============     ===============     ==============     ===============


  (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

           All Other Net Unrealized Investment Gains (Losses) in AOCI


                                                                                                                         AOCI
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities        (Liability)       Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $   (2,385)        $        554      $           -       $       681        $   (1,150)
Cumulative impact of implementing
  new guidance........................        (108)                  19                  -                31               (58)
Net investment gains (losses)
  arising during the period...........       2,657                    -                  -                 -             2,657
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..        (115)                   -                  -                 -              (115)
     Excluded from Net
       earnings (loss) (1)............           5                    -                  -                 -                 5
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                 (602)                 -                 -              (602)
     Deferred income taxes............           -                    -                  -              (715)             (715)
     Policyholders liabilities........           -                    -                  -                 -                 -
Impact of consolidation of
     Wind-up Annuities business.......         (60)                   -                  -                 -               (60)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $       (6)        $        (29)     $           -       $        (3)       $      (38)
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

     The following tables disclose the fair values and gross unrealized losses of the 550 issues at December 31, 2010 and the 744 issues at December 31, 2009 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:


                                                              DECEMBER 31, 2010
                           -----------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS          12 MONTHS OR LONGER                  TOTAL
                           --------------------------- ------------------------------ ------------------------------
                                              GROSS                        GROSS                         GROSS
                                            UNREALIZED                   UNREALIZED                    UNREALIZED
                             FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                           ------------- ------------- --------------- ------------- --------------- ---------------
                                                                (IN MILLIONS)
  Fixed maturities:
    Corporate............. $     1,999    $      (68)    $      394    $       (42)   $    2,393     $     (110)
    U.S. Treasury,
      government and
      agency..............         820           (42)           171            (46)          991            (88)
    States and political
      subdivisions........         225            (9)            33             (7)          258            (16)
    Foreign governments...          77            (1)            10              -            87             (1)
    Commercial
      mortgage-backed.....          46            (3)           936           (372)          982           (375)
    Residential
      mortgage-backed.....         157             -              2              -           159              -
    Asset-backed..........          23             -             65            (12)           88            (12)
    Redeemable
      preferred stock.....         345            (7)           689            (59)        1,034            (66)
                           ------------   ------------   -----------   ------------   ------------   ------------

   Total.................. $     3,692    $     (130)    $    2,300    $      (538)   $    5,992     $     (668)
                           ============   ============   ===========   ============   ============   ============

                                                             December 31, 2009
                          -----------------------------------------------------------------------------------------
                            Less Than 12 Months (1)       12 Months or Longer (1)                Total
                          ----------------------------  ----------------------------  -----------------------------
                                             Gross                        Gross                         Gross
                                          Unrealized                    Unrealized                    Unrealized
                            Fair Value      Losses       Fair Value       Losses       Fair Value       Losses
                          -------------- -------------  ------------- --------------  ------------- ---------------
                                                               (In Millions)

Fixed maturities:
  Corporate.............  $     2,043    $      (54)    $    2,023    $     (181)    $    4,066     $     (235)
  U.S. Treasury,
    government and
    agency..............        1,592          (152)             -             -          1,592           (152)
  States and political
    subdivisions........          210           (10)            23            (4)           233            (14)
  Foreign governments...           41             -              5             -             46              -
  Commercial mortgage-
     backed.............           34           (16)         1,349          (476)         1,383           (492)
  Residential mortgage-
     backed.............           54             -              2             -             56              -
  Asset-backed..........           48            (9)            69           (13)           117            (22)
  Redeemable
    preferred stock.....           51            (7)         1,283          (216)         1,334           (223)
                          ------------   ------------   ------------  -------------  -------------  ---------------

Total...................  $     4,073    $     (248)    $    4,754    $     (890)    $    8,827     $   (1,138)
                          ============   ============   ============  =============  =============  ===============

    (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance.

     The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of .35% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2010 and 2009 were $142 million and $150 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2010 and 2009, respectively, approximately $2,303 million and $2,212 million, or 8% and 8%, of the $28,181 million and $27,497 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $361 million and $456 million at December 31, 2010 and 2009, respectively.

     The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2010 and 2009, respectively, the Company owned $30 million and $37 million in RMBS backed by subprime residential mortgage loans, and $17 million and $23 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

     At December 31, 2010, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $26 million.

     For 2010, 2009 and 2008, respectively, investment income is shown net of investment expenses of $60 million, $77 million and $101 million.

     At December 31, 2010 and 2009, respectively, the amortized cost of the Company's trading account securities was $482 million and $332 million with respective fair values of $506 million and $485 million. Also at December 31, 2010 and 2009, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $42 million and $38 million and costs of $41 million and $35 million as well as other equity securities with carrying values of $23 million and $54 million and costs of $26 million and $44 million.

     In 2010, 2009 and 2008, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $39 million, $133 million and $(388) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings
     (loss).

     Mortgage Loans
     --------------

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $0 million and $0 million at December 31, 2010 and 2009, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively.

     Valuation Allowances for Mortgage Loans:
     ----------------------------------------

     Allowance for credit losses for mortgage loans in 2010 are as follows:


                                                                                  MORTGAGE LOANS
                                                               -----------------------------------------------------
                                                                 COMMERCIAL         AGRICULTURAL          TOTAL
                                                               ---------------     ---------------     -------------
ALLOWANCE FOR CREDIT LOSSES:                                                        (IN MILLIONS)
Beginning balance, January 1............................       $          -       $          -        $          -
      Charge-offs.......................................                  -                  -                   -
      Recoveries........................................                  -                  -                   -
      Provision.........................................                 18                  -                  18
                                                               --------------     --------------      --------------
Ending Balance, December 31.............................       $         18       $          -                  18
                                                               ==============     ==============      ==============

Ending Balance, December 31:
      Individually Evaluated for Impairment.............       $         18       $          -        $         18
                                                               ==============     ==============      ==============

      Collectively Evaluated for Impairment.............       $          -       $          -        $          -
                                                               ==============     ==============      ==============

      Loans Acquired with Deteriorated
         Credit Quality.................................       $          -       $          -        $          -
                                                               ==============     ==============      ==============


     Investment valuation allowances for mortgage loans and changes for 2009 and 2008 follow:

                                                                   2009              2008
                                                             -----------------  ----------------
                                                                       (In Millions)
       Balances, beginning of year.......................    $         -        $         1
       Additions charged to income.......................              -                  -
       Deductions for writedowns and
         asset dispositions..............................              -                 (1)
                                                             -----------------  ----------------
       Balances, End of Year.............................    $         -        $         -
                                                             =================  ================

       Balances, end of year comprise:
         Mortgage loans on real estate...................    $         -        $         -
                                                             -----------------  ----------------
       Total    .........................................    $         -        $         -
                                                             =================  ================

     The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2010.

        MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010
                          DEBT SERVICE COVERAGE RATIO

                                                        COMMERCIAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $      59   $       -  $      -    $      52  $       -   $       -  $     111
   50% - 70%.............               32         109        111         467         55           -        774
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        402          61        574
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Commercial
   Mortgage Loans........        $     285   $     144  $     604   $     945  $     581   $     111  $   2,670
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                       AGRICULTURAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     155   $      80  $     162   $     243  $     186   $       5  $     831
   50% - 70%.............               52          13        134         150        107          24        480
   70% - 90%.............                -           -          -           -          -           -          -
   90% plus..............                -           -          -           -          3           -          3
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Agricultural
   Mortgage Loans........        $     207   $      93  $     296   $     393  $     296   $      29  $   1,314
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------

                                                           TOTAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     214   $      80  $     162   $     295  $     186   $       5  $     942
   50% - 70%.............               84         122        245         617        162          24      1,254
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        405          61        577
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Mortgage Loans.....        $     492   $     237  $     900   $   1,338  $     877   $     140  $   3,984
                                 =========   =========  =========   =========  =========   =========  =========

  (1) The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

  (2) The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

     The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2010.


                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                                        RECORDED
                                                              GREATER                                                  INVESTMENT
                                                                THAN                                      TOTAL         > 90 DAYS
                                     30-59         60-89         90                                     FINANCING          AND
                                      DAYS         DAYS         DAYS       TOTAL           CURRENT     RECEIVABLES      ACCRUING
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
                                                                            (IN MILLIONS)
Total Mortgage Loans:
    Commercial ............       $        -    $        -   $       -   $        -       $    2,670    $    2,670      $       -
    Agricultural...........                -             -           5            5            1,309         1,314              3
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
TOTAL......................       $        -    $        -   $       5   $        5       $    3,979    $    3,984      $       3
                                  ==========    ==========   =========   ==========       ==========    ===========     =========


    The following table provides information regarding impaired loans at December 31, 2010:


                            IMPAIRED MORTGAGE LOANS

                                                  UNPAID                       AVERAGE        INTEREST
                                  RECORDED      PRINCIPAL       RELATED        RECORDED        INCOME
                                  INVESTMENT     BALANCE       ALLOWANCE      INVESTMENT     RECOGNIZED
                                  ----------    ---------      ---------      ----------     ----------
                                                               (IN MILLIONS)
With no related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $        -    $       -      $       -      $        -     $        -
  Agricultural mortgage
    loans..................                3            3              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $        3    $       3      $       -      $        -     $        -
                                  ==========    =========      =========      ==========     ==========

With related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $      122    $     122      $     (18)     $       24     $        2
  Agricultural mortgage
    loans..................                -            -              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $      122    $     122      $     (18)     $       24     $        2
                                  ==========    =========      =========      ==========     ==========

     During 2009 and 2008, respectively, the Company's average recorded investment in impaired mortgage loans was $0 million and $8 million. Interest income recognized on these impaired mortgage loans totaled $0 million and $1 million for 2009 and 2008 respectively.

     There were no impaired mortgage loans with the related investment valuation allowances at December 31, 2009.

     Equity Real Estate
     ------------------

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2010 and 2009, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2010, 2009 and 2008 no real estate was acquired in satisfaction of debt.

     Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2010 and 2009, respectively. Depreciation expense on real estate totaled $0 million, $8 million and $18 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, AXA Equitable's equity real estate portfolio had no valuation allowances.

     Equity Method Investments
     -------------------------

     Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,459 million and $1,308 million, respectively, at December 31, 2010 and 2009. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $131 million and $91 million, respectively, at December 31, 2010 and 2009. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $173 million, $(78) million and $(58) million, respectively, for 2010, 2009 and 2008.

     Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater (3 and 3 individual ventures at December 31, 2010 and 2009, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost.....................   $      557        $       547
       Investments in securities, generally at fair value..................           40                 34
       Cash and cash equivalents...........................................            4                 20
       Other assets........................................................           62                  1
                                                                             ----------------  -----------------
       Total Assets........................................................   $      663        $       602
                                                                             ================  =================

       Borrowed funds - third party........................................   $      299        $       310
       Other liabilities...................................................            7                 15
                                                                             ----------------  -----------------
       Total liabilities...................................................          306                325
                                                                             ----------------  -----------------

       Partners' capital...................................................          357                277
                                                                             ----------------  -----------------
       Total Liabilities and Partners' Capital.............................   $      663        $       602
                                                                             ================  =================

       The Company's Carrying Value in
         Those Entities Included Above.....................................   $      196        $       155
                                                                             ================  =================

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       STATEMENTS OF EARNINGS (LOSS)
       Revenues of real estate joint ventures............  $     110          $       30        $        60
       Net revenues of other limited partnership
         interests.........................................        3                  (5)                 -
       Interest expense - third party....................        (22)                 (7)               (14)
       Other expenses....................................        (59)                (17)               (37)
                                                          ----------------   ----------------  -----------------
       Net Earnings (Loss)...............................  $      32          $        1        $         9
                                                          ================   ================  =================

       The Company's Equity in Net Earnings (Loss) of
         Those Entities Included Above................... $       18         $         2       $         12
                                                          ================   ================  =================

     Derivatives
     -----------

     The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.


                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                     FAIR VALUE
                                                         ----------------------------------    GAINS (LOSSES)
                                          NOTIONAL            ASSET            LIABILITY       REPORTED IN NET
                                           AMOUNT          DERIVATIVES        DERIVATIVES      EARNINGS (LOSS)
                                        ------------       -----------        -----------      ---------------
                                                                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts (1):
   Futures........................      $      3,772       $          -       $          -     $        (815)
   Swaps..........................               734                  -                 27               (79)
   Options........................             1,070                  5                  1               (49)

Interest rate contracts (1):
   Floors.........................             9,000                326                  -               157
   Swaps      ....................             5,352                201                134               250
   Futures    ....................             5,151                  -                  -               289
   Swaptions  ....................             4,479                171                  -               (38)

Other freestanding contracts (1,4):
   Foreign currency Contracts.....               133                  -                  1                 1
                                                                                               ---------------
   NET INVESTMENT INCOME (LOSS)...                                                                      (284)
                                                                                               ---------------


EMBEDDED DERIVATIVES:
GMIB reinsurance contracts (2)....                 -              4,606                  -             2,350

GWBL and other features (3).......                 -                  -                 38                17
                                        ------------       ------------       ------------     ---------------
Balances, Dec. 31, 2010...........      $     29,691       $      5,309       $        201     $       2,083
                                        ============       ============       ============     ===============


     (1) Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.
     (4)  Reported in Commissions, fees and other income.

                       Derivative Instruments by Category
                   At or For the Year Ended December 31, 2009


                                                                   Fair Value
                                                         --------------------------------      Gains (Losses)
                                                                               Liability       Reported In Net
                                       Notional Amount   Asset Derivatives    Derivatives      Earnings (Loss)
                                       ---------------   -----------------    -----------      ---------------
                                                                     (In Millions)
Freestanding derivatives:
Equity contracts(1):
   Futures........................      $      3,399       $          -       $          -      $     (1,142)
   Swaps..........................               801                  1                 19              (271)
   Options........................            11,650                920              1,139              (818)

Interest rate contracts (1):
   Floors.........................            15,000                300                  -              (128)
   Swaps..........................             2,100                 86                 25              (178)
   Futures........................             3,791                  -                  -              (526)
   Swaptions......................             1,200                 44                  -               (17)

Other freestanding contracts (2):.                 -                  -                  -                 -

                                                                                                ------------
   Net investment income (loss)                                                                       (3,080)
                                                                                                ------------
Embedded derivatives:
GMIB reinsurance contracts (2)....                 -              2,256                  -            (2,566)

GWBL and other features (3).......                 -                  -                 55               218
                                        ------------       ------------       ------------      ------------
Balances, Dec. 31, 2009...........      $     37,941       $      3,607       $      1,238      $     (5,428)
                                        ============       ============       ============      ============

     (1)  Reported in Other invested assets in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.

4)   GOODWILL AND OTHER INTANGIBLE ASSETS

     The carrying value of goodwill related to AllianceBernstein totaled $3,456 million and $3,410 million at December 31, 2010 and 2009, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2010 and 2009 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

     The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2010, the impairment test indicated that goodwill was not impaired.

     The gross carrying amount of AllianceBernstein related intangible assets were $559 million and $555 million at December 31, 2010 and 2009, respectively and the accumulated amortization of these intangible assets were $313 million and $289 million at December 31, 2010 and 2009, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $24 million for 2010, 2009 and 2008, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2010, management determined that these intangible assets were not impaired.

     On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of a $14 million cash payment, $3 million of assumed liabilities and $32 million of contingent consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill.

     At December 31, 2010 and 2009, respectively, net deferred sales commissions totaled $76 million and $90 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2010 net asset balance for each of the next five years is $34 million, $20 million, $15 million, $6 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2010, AllianceBernstein determined that the deferred sales commission asset was not impaired.

     If market conditions deteriorate significantly and securities valuations remain depressed for prolonged periods of time, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2010 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings (loss).

5)  CLOSED BLOCKS

    Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                            DECEMBER 31,
                                                                                -------------------------------------
                                                                                      2010                2009
                                                                                -----------------    ----------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other...    $     8,272          $    8,412
        Policyholder dividend obligation....................................            119                   -
        Other liabilities...................................................            142                  70
                                                                                -----------------    ----------------
        Total Closed Block liabilities......................................          8,533               8,482
                                                                                -----------------    ----------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
          cost of $5,416 and $5,575)........................................          5,605               5,631
        Mortgage loans on real estate.......................................            981               1,029
        Policy loans........................................................          1,119               1,158
        Cash and other invested assets......................................            281                  68
        Other assets........................................................            245                 264
                                                                                -----------------    ----------------
        Total assets designated to the Closed Block.........................          8,231               8,150
                                                                                -----------------    ----------------

        Excess of Closed Block liabilities over assets designated to
          the Closed Block..................................................            302                 332

        Amounts included in accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses) net of deferred income tax (expense) benefit of $(28) and $(23) and policyholder
             dividend obligation of $(119) and $0...........................             53                  44
                                                                                -----------------    ----------------

        Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities............................................    $       355          $      376
                                                                                =================    ================

       AXA Equitable's Closed Block revenues and expenses follow:

                                                                 2010              2009              2008
                                                            ----------------  ----------------  ----------------
                                                                               (IN MILLIONS)

        REVENUES:
        Premiums and other income.......................... $     365         $     382          $     393
        Investment income (loss) (net of investment
           expenses of $0, $1, and $0).....................       468               482                496
        Investment gains (losses), net:
           Total OTTI losses...............................       (31)              (10)               (46)
            Portion of loss recognized in
              other comprehensive income (loss)............         1                 -                  -
                                                            ---------------- -----------------  ----------------
                Net impairment losses recognized...........       (30)              (10)               (46)
            Other investment gains (losses), net...........         7                 -                 (2)
                                                            ---------------- -----------------  ----------------
                Total investment gains (losses), net.......       (23)              (10)               (48)
                                                            ---------------- -----------------  ----------------
        Total revenues.....................................       810               854                841
                                                            ---------------- -----------------  ----------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends..............       776               812                819
        Other operating costs and expenses.................         2                 2                  7
                                                            ---------------- -----------------  ----------------
        Total benefits and other deductions................       778               814                826
                                                            ---------------- -----------------  ----------------

        Net revenues, before income taxes..................        32                40                 15
        Income tax (expense) benefit.......................       (11)              (14)                (5)
                                                            ---------------- -----------------  ----------------
        Net Revenues....................................... $      21         $      26          $      10
                                                            ================ =================  ================

     A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010               2009
                                                                           -----------------  ------------------
                                                                                      (IN MILLIONS)
      Balances, beginning of year.........................................  $         -        $        -
      Unrealized investment gains (losses)................................          119                 -
                                                                           -----------------  ------------------
      Balances, End of year...............................................  $       119        $        -
                                                                           =================  ==================

     Impaired mortgage loans along with the related investment valuation allowances follows:


                                                                                     DECEMBER 31,
                                                                          ------------------------------------
                                                                               2010                2009
                                                                          ----------------    ----------------
                                                                                     (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances....    $        62         $         -
      Impaired mortgage loans without investment valuation allowances.              3                   -
                                                                          ----------------    ----------------
      Recorded investment in impaired mortgage loans..................             65                   -
      Investment valuation allowances.................................             (7)                  -
                                                                          ----------------    ----------------
      Net Impaired Mortgage Loans.....................................    $        58         $         -
                                                                          ================    ================

     During 2010, 2009 and 2008, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $13 million, $0 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1 million, $0 million and $0 million for 2010, 2009 and 2008, respectively.

     Valuation allowances on mortgage loans at December 31, 2010 and 2009 were $7 million and $0 million, respectively. Writedowns of fixed maturities were $30 million, $10 million and $46 million for 2010, 2009 and 2008, respectively.

6)   CONTRACTHOLDER BONUS INTEREST CREDITS

     Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                        DECEMBER 31,
                                                                             ------------------------------------
                                                                                  2010               2009
                                                                             ----------------  ------------------
                                                                                        (IN MILLIONS)

       Balance, beginning of year..........................................   $    795          $     808
       Contractholder bonus interest credits deferred .....................         39                 61
       Amortization charged to income .....................................        (62)               (74)
                                                                             ----------------  ------------------
       Balance, End of Year ...............................................   $    772          $     795
                                                                             ================  ==================

7)   FAIR VALUE DISCLOSURES

     Assets and liabilities are measured at fair value on a recurring basis and are summarized below:


                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010

                                                   LEVEL 1            LEVEL 2            LEVEL 3              TOTAL
                                                ---------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities, available-for-sale:
      Corporate..........................       $         7        $     21,405       $        320       $     21,732
      U.S. Treasury, government
        and agency.......................                 -               1,916                  -              1,916
      States and political subdivisions..                 -                 462                 49                511
      Foreign governments................                 -                 539                 21                560
      Commercial mortgage-backed.........                 -                   -              1,103              1,103
      Residential mortgage-backed (1)....                 -               1,668                  -              1,668
      Asset-backed (2)...................                 -                  98                148                246
      Redeemable preferred stock.........               207               1,112                  2              1,321
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................               214              27,200              1,643             29,057
                                                --------------     --------------     --------------     ---------------
   Other equity investments..............                53                   -                 13                 66
   Trading securities....................               425                  81                  -                506
   Other invested assets:
      Short-term investments.............                 -                 148                  -                148
      Swaps..............................                 -                  40                  -                 40
      Futures............................                 -                   -                  -                  -
      Options............................                 -                   4                  -                  4
      Floors.............................                 -                 326                  -                326
      Swaptions..........................                 -                 171                  -                171
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................                 -                 689                  -                689
                                                --------------     --------------     --------------     ---------------
Cash equivalents.........................             1,693                   -                  -              1,693
Segregated securities....................                 -               1,110                  -              1,110
GMIB reinsurance contracts...............                 -                   -              4,606              4,606
Separate Accounts' assets................            89,647               2,160                207             92,014
                                                --------------     --------------     --------------     ---------------
        Total Assets.....................       $    92,032        $      31,240      $      6,469       $    129,741
                                                ==============     ==============     ==============     ===============
LIABILITIES
GWBL and other features' liability.......       $         -        $           -      $         38       $         38
                                                --------------     --------------     --------------     ---------------
        Total Liabilities................       $         -        $           -      $         38       $         38
                                                ==============     ==============     ==============     ===============

          (1) Includes publicly traded agency pass-through securities and collateralized obligations.
          (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2009


                                               Level 1            Level 2            Level 3             Total
                                           ----------------   ----------------    ---------------   ----------------
                                                                        (In Millions)
Assets
Investments:
 Fixed maturities, available-for-sale:
    Corporate........................      $         -        $     19,728        $       466       $     20,194
    U.S. Treasury, government
      and agency.....................                -               1,690                  -              1,690
    States and political subdivisions                -                 334                 47                381
    Foreign governments..............                -                 281                 21                302
    Commercial mortgage-backed.......                -                   -              1,490              1,490
    Residential mortgage-backed (1)..                -               1,651                  -              1,651
    Asset-backed (2).................                -                  51                217                268
    Redeemable preferred stock.......              191               1,291                 12              1,494
                                           ---------------    ---------------     --------------    ---------------
      Subtotal.......................              191              25,026              2,253             27,470
 Other equity investments............               90                   -                  1                 91
 Trading securities..................              423                  61                  1                485
 Other invested assets...............                -                 (36)               300                264
Cash equivalents.....................            1,367                   -                  -              1,367
Segregated securities................                -                 986                  -                986
GMIB reinsurance contracts...........                -                   -              2,256              2,256
Separate Accounts' assets............           82,102               1,684                230             84,016
                                           ---------------    ---------------     --------------    ---------------
    Total Assets.....................      $    84,173        $      27,721       $     5,041       $    116,935
                                           ===============    ===============     ==============    ===============

Liabilities
GWBL and other features' liability...      $         -        $           -       $        55       $         55
                                           ---------------    ---------------     --------------    ---------------
    Total Liabilities................      $         -        $           -       $        55       $         55
                                           ===============    ===============     ==============    ===============

   (1) Includes publicly traded agency pass-through securities and collateralized obligations.
   (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

     In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

     The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2010 and 2009, respectively:


                                                      LEVEL 3 INSTRUMENTS
                                                    FAIR VALUE MEASUREMENTS
                                                         (IN MILLIONS)

                                                 U.S.
                                              TREASURY,    STATE AND                 COMMERCIAL      RESIDENTIAL
                                               GOVT AND    POLITICAL     FOREIGN      MORTGAGE-        MORTGAGE-       ASSET-
                                 CORPORATE      AGENCY   SUB-DIVISIONS    GOVTS        BACKED           BACKED         BACKED
                                 ---------    ---------  -------------  ---------    ----------      -----------     ---------
Balance, January 1, 2010....     $     466    $       -     $      47   $      21     $   1,490       $       -      $     217
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment
      income (loss).........             4            -             -           -             2               -              -
    Investment gains
      (losses), net.........             6            -             -           -          (271)              -              1
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..             -            -             -           -             -               -              -
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
      Subtotal..............            10            -             -           -          (269)              -              1
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
   Other comprehensive
    income (loss)...........             3            -             3           -           119               -             14
Purchases/issuances.........            22            -             -           -             -               -              -
Sales/settlements...........           (88)           -            (1)          -          (237)              -            (40)
Transfers into/out of
 Level 3 (2)................           (93)           -             -           -             -               -            (44)
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
Balance, Dec. 31, 2010......     $     320    $       -     $      49   $      21     $   1,103       $       -      $     148
                                 =========    =========   ===========   =========    ==========      ==========      =========


   (1)  Includes Trading Securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                         GWBL
                                         REDEEMABLE        OTHER             OTHER         GMIB           SEPARATE     AND OTHER
                                          PREFERRED        EQUITY           INVESTED    REINSURANCE       ACCOUNTS      FEATURES
                                           STOCK        INVESTMENTS(1)       ASSETS        ASSET           ASSETS      LIABILITY
                                         ----------     --------------     ----------   -----------      ----------    ----------
Balance, January 1, 2010............     $       12     $          2       $      300    $    2,256      $      230    $       55
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment income (loss)....              -                -                -             -               -             -
    Investment gains (losses), net..              4                -                -             -             (22)            -
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..........              -                -                -         2,150               -             -
    Policyholders' benefits.........              -                -                -             -               -           (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
      Subtotal......................              4                -                -         2,150             (22)          (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
   Other comprehensive
     income (loss)..................              -                -                -             -               -             -
Purchases/issuances.................              -                -                -           200               2            17
Sales/settlements...................            (14)              (2)               -             -              (8)            -
Transfers into/out of
 Level 3 (2)........................              -               13             (300)            -               5             -
                                         ----------     ------------       ----------   -----------      ----------    ----------
Balance, Dec. 31, 2010..............     $        2     $         13       $        -    $    4,606      $      207    $       38
                                         ==========     ============       ==========   ===========      ==========    ==========


   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 U.S.                       State and        Commer-        Residen-
                                               Treasury,                    Political         cial            tial
                                               Govt and       Foreign          Sub-         Mortgage-       Mortgage       Asset-
                                Corporate       Agency         Govts        divisions        backed          backed        backed
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, January 1, 2009..     $       411    $       -      $      64     $        55     $    1,587       $      -       $   304
 Total gains (losses),
  realized and unrealized,
  included in:
  Earnings (Loss) as:
  Net investment
    income (loss).........               2            -              -               -              3              -            (1)
  Investment gains
   (losses), net..........             (40)           -              -               -            (24)             -           (20)
  Increase (decrease) in
   the fair value of the
   reinsurance contracts..               -            -              -               -              -              -             -
                               -----------    ----------     ---------     -----------     ----------       --------       -------
     Subtotal.............             (38)           -              -               -            (21)             -           (21)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
 Other comprehensive
  income (loss)...........              14            -              3              (7)            49              -            20
Purchases/issuances......              107            -              1               -              -              -             -
Sales/settlements.........             (41)           -              -              (1)          (127)             -           (48)
Transfers into/out of
  Level 3 (2).............              13            -            (47)              -              2              -           (38)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, Dec. 31, 2009....     $       466    $       -      $      21     $        47     $    1,490       $      -       $   217
                               ===========    ==========     =========     ===========     ==========       ========       =======

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                  Redeem-                                                                                GWBL
                                   able             Other              Other           GMIB            Separate       and Other
                                 Preferred         Equity             Invested      Reinsurance         Accounts       Features
                                   Stock        Investments(1)         Assets          Asset             Assets       Liability
                                -----------     --------------      ------------    -----------       -----------     ----------
Balance, January 1, 2009....    $         2       $       2          $      547      $    4,822        $      334      $    273
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (Loss) as:
  Net investment
    income (loss) ..........              -               -                (357)              -                 -             -
  Investment gains
   (losses), net............            (45)              -                   -               -               (95)            -
  Increase (decrease)
   in the fair value of the
   reinsurance contracts....              -               -                   -          (2,746)                -             -
  Policyholders' benefits...              -               -                   -               -                 -          (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
     Subtotal...............            (45)              -                (357)         (2,746)              (95)         (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
 Other comprehensive
  income (loss).............             34               -                   -               -                 -             -
Purchases/issuances.........              -               -                   -             180                 1            12
Sales/settlements...........              -              (1)                110               -                (7)            -
Transfers into/out of
  Level 3 (2)...............             21               1                   -               -                (3)            -
                                -----------     -------------        -----------     -----------       -----------    -----------
Balance, Dec. 31, 2009......    $        12       $       2          $      300      $    2,256        $      230      $     55
                                ===========     =============        ===========     ===========       ===========    ===========

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

    The table below details changes in unrealized gains (losses) for 2010 and 2009 by category for Level 3 assets still held at December 31, 2010 and 2009, respectively:

                                                         EARNINGS (LOSS)
                                        --------------------------------------------------
                                                                              INCREASE
                                            NET           INVESTMENT       (DECREASE) IN
                                         INVESTMENT          GAINS         FAIR VALUE OF                             POLICY-
                                           INCOME          (LOSSES),        REINSURANCE                             HOLDERS'
                                           (LOSS)             NET            CONTRACTS             OCI              BENEFITS
                                        -------------    --------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2010
STILL HELD AT DECEMBER 31, 2010:
   Change in unrealized
   gains (losses):
     Fixed maturities,
      available-for-sale:
        Corporate...................    $      -         $       -         $        -         $       10         $           -
        U.S. Treasury, government
          and agency................           -                 -                  -                  -                     -
        State and political
          subdivisions..............           -                 -                  -                  2                     -
        Foreign governments.........           -                 -                  -                  1                     -
        Commercial
          mortgage-backed...........           -                 -                  -                 92                     -
        Residential
          mortgage-backed...........           -                 -                  -                  -                     -
        Asset-backed................           -                 -                  -                 13                     -
        Redeemable preferred stock..           -                 -                  -                  -                     -
                                        ------------     --------------    --------------     --------------     ---------------
            Subtotal................           -                 -                  -                118                     -
                                        ------------     --------------    --------------     --------------     ---------------
      Equity securities,
        available-for-sale..........           -                 -                  -                  -                     -
     Other equity investments.......           -                 -                  -                  -                     -
     Other invested assets..........           -                 -                  -                  -                     -
     Cash equivalents...............           -                 -                  -                  -                     -
     Segregated securities..........           -                 -                  -                  -                     -
     GMIB reinsurance contracts.....           -                 -              2,350                  -                     -
     Separate Accounts' assets......           -               (21)                 -                  -                     -
     GWBL and other
        features' liability.........           -                 -                  -                  -                    17
                                        ------------     --------------    --------------     --------------     ---------------
         Total......................    $      -         $     (21)        $    2,350         $      118         $          17
                                        ============     ==============    ==============     ==============     ===============

                                                        Earnings (Loss)
                                      ----------------------------------------------------
                                                                              Increase
                                            Net            Investment      (Decrease) in
                                        Investment           Gains         Fair Value of                             Policy-
                                          Income           (Losses),        Reinsurance                             holders'
                                          (Loss)              Net            Contracts             OCI              Benefits
                                      ----------------    -------------    ---------------    ---------------    ----------------
                                                                            (In Millions)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized
   gains (losses)
     Fixed maturities,
      available-for-sale:
        Corporate...................  $         -        $       -         $        -         $       (2)        $         -
        U.S. Treasury, government
          and agency................            -                -                  -                  -                   -
        State and political
          subdivisions..............            -                -                  -                 (7)                  -
        Foreign governments.........            -                -                  -                  2                   -
        Commercial
          mortgage-backed...........            -                -                  -                 37                   -
        Residential
          mortgage-backed...........            -                -                  -                  -                   -
        Asset-backed................            -                -                  -                  7                   -
        Redeemable preferred stock..            -                -                  -                 34                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
            Subtotal................            -                -                  -                 71                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
      Equity securities,
        available for sale..........            -                -                  -                  -                   -
     Other equity investments.......            -                -                  -                  -                   -
     Other invested assets..........         (247)               -                  -                  -                   -
     Cash equivalents...............            -                -                  -                  -                   -
     Segregated securities..........            -                -                  -                  -                   -
     GMIB reinsurance contracts.....            -                -             (2,566)                 -                   -
     Separate Accounts' assets......            -              (96)                 -                  -                   -
     GWBL and other
        features' liability.........            -                -                  -                  -                 218
                                      ----------------    -------------    ---------------    ---------------    ----------------
         Total......................  $      (247)        $    (96)        $   (2,566)        $       71         $       218
                                      ================    =============    ===============    ===============    ================

     The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented in the table below.


                                                                        DECEMBER 31,
                                              ------------------------------------------------------------------
                                                           2010                              2009
                                              --------------------------------  --------------------------------
                                                 CARRYING           FAIR           Carrying           Fair
                                                  VALUE            VALUE            Value            Value
                                              ---------------  ---------------  ---------------  ---------------
                                                                        (IN MILLIONS)

       Consolidated:
       -------------
         Mortgage loans on real estate.......  $    3,571       $    3,669       $    3,555       $   3,547
         Other limited partnership interests.       1,451            1,451            1,308           1,308
         Policyholders liabilities:
           Investment contracts..............       2,609            2,679            2,721           2,729
         Long-term debt......................         200              228              200             226
         Loans to affiliates.................       1,045            1,101            1,048           1,077
       Closed Blocks:
       --------------
         Mortgage loans on real estate.......  $      981       $    1,015       $    1,029       $   1,021
         Other equity investments............           1                1                2               2
         SCNILC liability....................           7                7                8               8



8)   GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

     A)  Variable Annuity Contracts - GMDB, GMIB and GWBL
         ------------------------------------------------

     The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

       o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

       o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

       o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

       o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset; or

       o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                               GMDB               GMIB              TOTAL
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $     253          $      310        $       563
         Paid guarantee benefits.........................        (73)                 (8)               (81)
         Other changes in reserve........................        801               1,678              2,479
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2008......................        981               1,980              2,961
         Paid guarantee benefits.........................       (249)                (58)              (307)
         Other changes in reserve........................        355                (364)                (9)
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2009......................      1,087               1,558              2,645
         Paid guarantee benefits.........................       (208)                (45)              (253)
         Other changes in reserve........................        386                 798              1,184
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2010......................  $   1,265          $    2,311        $     3,576
                                                          ================   ================  =================

      Related GMDB reinsurance ceded amounts were:

                                                               GMDB
                                                          ----------------
                                                           (IN MILLIONS)

       Balance at January 1, 2008........................  $      27
         Paid guarantee benefits.........................         (7)
         Other changes in reserve........................        307
                                                          ----------------
       Balance at December 31, 2008......................        327
         Paid guarantee benefits.........................        (86)
         Other changes in reserve........................        164
                                                          ----------------
       Balance at December 31, 2009......................        405
         Paid guarantee benefits.........................        (81)
         Other changes in reserve........................        209
                                                          ----------------
       Balance at December 31, 2010......................  $     533
                                                          ================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

    The December 31, 2010 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                 RETURN
                                                   OF
                                                 PREMIUM        RATCHET        ROLL-UP          COMBO         TOTAL
                                             --------------  -------------  --------------  -------------  -------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account................    $   11,588     $     253       $      141    $       501    $    12,483
           Separate Accounts..............    $   29,171     $   7,591       $    4,263    $    34,802    $    75,827
        Net amount at risk, gross.........    $    1,114     $   1,071       $    2,607    $     9,999    $    14,791
        Net amount at risk, net of
           amounts reinsured..............    $    1,114     $     684       $    1,737    $     3,950    $     7,485
        Average attained age
            of contractholders............            50.0          62.7             67.8           63.2           53.8
        Percentage of contractholders
           over age 70....................             7.7%         26.0%            44.5%          26.0%          13.4%
        Range of contractually specified
           interest rates................           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%

      GMIB:
      -----
        Account values invested in:
           General Account................          N/A            N/A       $       31    $       607    $       638
           Separate Accounts..............          N/A            N/A       $    2,862    $    47,430    $    50,292
        Net amount at risk, gross.........          N/A            N/A       $    1,314    $     1,330    $     2,644
        Net amount at risk, net of
           amounts reinsured..............          N/A            N/A       $      387    $       313    $       700
        Weighted average years remaining
           until annuitization............          N/A            N/A                 .7            6.1            5.7
        Range of contractually
           specified interest rates......           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%


    The GWBL and other guaranteed benefits related liability not included above, were $38 million and $55 million at December 31, 2010 and 2009, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

     The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:



              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       GMDB:
          Equity...........................................................   $     48,904      $      41,447
          Fixed income.....................................................          3,980              3,957
          Balanced.........................................................         22,230             20,940
          Other............................................................            713              2,246
                                                                             ----------------  -----------------
          Total............................................................   $     75,827      $      68,590
                                                                             ================  =================

       GMIB:
          Equity...........................................................   $     31,837      $      27,837
          Fixed income.....................................................          2,456              2,514
          Balanced.........................................................         15,629             15,351
          Other............................................................            370                618
                                                                             ----------------  -----------------
          Total............................................................   $     50,292      $      46,320
                                                                             ================  =================

     C) Hedging Programs for GMDB, GMIB and GWBL Features
        -------------------------------------------------

     Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative instruments, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2010, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $39,377 million and $5,593 million, respectively, with the GMDB feature and $20,512 million and $320 million, respectively, with the GMIB feature.

     These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

     D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
        ------------------------------------------------------------------
        Guarantee
        ---------

     The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:


                                                              DIRECT           REINSURANCE
                                                             LIABILITY            CEDED               NET
                                                          ----------------   ----------------   ----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $      135         $     (108)        $       27
          Other changes in reserves......................          68                (45)                23
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2008......................         203               (153)                50
          Other changes in reserves......................          52                (21)                31
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2009......................         255               (174)                81
          Other changes in reserves......................         120                (57)                63
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2010......................  $      375         $     (231)        $      144
                                                          ================   ================   ================


9)   REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

     The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     At December 31, 2010, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 42.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 73.5% of its current liability exposure resulting from the GMIB feature. See Note 8.

     Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2010 and 2009 were $4,606 million and $2,256 million, respectively. The increases (decreases) in estimated fair value were $2,350 million, $(2,566) million and $1,567 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,332 million and $2,338 million of which $1,913 million and 2,077 million related to two specific reinsurers with AA-/A rating with the remainder of the reinsurers rated BBB and above. At December 31, 2010 and 2009, affiliated reinsurance recoverables related to insurance contracts amounted to $920 million and $690 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

     Reinsurance payables related to insurance contracts totaling $74 million and $80 million are included in other liabilities in the consolidated balance sheets at December 31, 2010 and 2009, respectively.

     The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $195 million and $207 million at December 31, 2010 and 2009, respectively.

     The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

     The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2010 and 2009 were $685 million and $648 million, respectively.

     The following table summarizes the effect of reinsurance:

                                                             2010               2009               2008
                                                        ----------------   ----------------  -----------------
                                                                            (IN MILLIONS)
     Direct premiums...................................  $     903          $      838        $       848
     Reinsurance assumed...............................        213                 202                194
     Reinsurance ceded.................................       (586)               (609)              (283)
                                                        ----------------   ----------------  -----------------
     Premiums .........................................  $     530          $      431        $       759
                                                        ================   ================  =================

     Universal Life and Investment-type Product
       Policy Fee Income Ceded.........................  $     210          $      197        $       169
                                                        ================   ================  =================
     Policyholders' Benefits Ceded.....................  $     536          $      485        $     1,222
                                                        ================   ================  =================
     Interest Credited to Policyholders' Account
       Balances Ceded..................................  $       -          $        -        $        33
                                                        ================   ================  =================

     Individual Disability Income and Major Medical
     ----------------------------------------------

     Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $90 million and $92 million at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, respectively, $1,622 million and $1,667 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Incurred benefits related to current year.........  $      30          $       38        $        36
       Incurred benefits related to prior years..........         10                   6                  4
                                                          ----------------   ----------------  -----------------
       Total Incurred Benefits...........................  $      40          $       44        $        40
                                                          ================   ================  =================

       Benefits paid related to current year.............  $      12          $       13        $        11
       Benefits paid related to prior years..............         30                  34                 29
                                                          ----------------   ----------------  -----------------
       Total Benefits Paid...............................  $      42          $       47        $        40
                                                          ================   ================  =================

10)    SHORT-TERM AND LONG-TERM DEBT

       Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010                2009
                                                                           -----------------   -----------------
                                                                                      (IN MILLIONS)
       Short-term debt:
       AllianceBernstein commercial paper
         (with interest rates of 0.3% and 0.2%)...........................  $      225          $       249
                                                                           -----------------   -----------------
       Total short-term debt..............................................         225                  249
                                                                           -----------------   -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015...................................         200                  200
                                                                           -----------------   -----------------
       Total long-term debt...............................................         200                  200
                                                                           -----------------   -----------------

       Total Short-term and Long-term Debt................................  $      425          $       449
                                                                           =================   =================

     Short-term Debt
     -----------------

     AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($13 million, as of December 31, 2010). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2010, there were no outstanding borrowings from FHLBNY.

     On December 9, 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1.00 billion with SCB LLC as an additional borrower.

     The 2010 AB Credit Facility replaces AllianceBernstein's existing $1.95 billion of committed credit lines (comprised of two separate lines - a $1.00 billion committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

     The 2010 AB Credit Facility will be available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1.00 billion commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

     As of December 31, 2010 and 2009, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

     In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $125 million while three lines have no stated limit.

     Long-term Debt
     --------------

     At December 31, 2010, the Company was not in breach of any long-term debt covenants.

11)  RELATED PARTY TRANSACTIONS

     Loans to Affiliates
     -------------------

     In September 2007, AXA issued $650 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

     On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

     Loans from Affiliates
     ---------------------

     In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

     In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     Other Transactions
     ------------------

     The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $59 million, $56 million and $76 million, respectively, for 2010, 2009 and 2008.

     In 2010, 2009 and 2008, respectively, the Company paid AXA Distribution and its subsidiaries $647 million, $634 million and $754 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $428 million, $402 million and $321 million, respectively, for their applicable share of operating expenses in 2010, 2009 and 2008, pursuant to the Agreements for Services.

     In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Bermuda, an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,893 million equal to the market value of the insurance liabilities assumed by AXA Financial (Bermuda) Ltd. ("AXA Bermuda") and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda manages the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,386 resulting in a cost of reinsurance of $3,507 million. The cost of this arrangement was deferred and is being amortized over the life of the underlying annuity contracts. Amortization of the cost was $274 million and $318 million in 2010 and 2009, respectively.

     Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2010, 2009 and 2008 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $0 million, $1 million and $0 million, respectively.

     AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2010, 2009 and 2008 totaled approximately $9 million, $8 million and $6 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $1 million and $0 million, respectively.

     Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2010, 2009 and 2008 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $4 million, $5 million and $4 million, respectively. Premiums earned in 2010, 2009 and 2008 from MONY Life Insurance Company of America totaled approximately $0 million, $0 million and $1 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $0 million and $12 million respectively. Premiums earned in 2010, 2009 and 2008 from US Financial Life Insurance Company totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $10 million, $4 million and $8 million, respectively.

     Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $160 million, $152 million and $158 million in 2010, 2009 and 2008, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $51 million, $50 million and $63 million in 2010, 2009 and 2008, respectively. The net receivable related to these contracts was approximately $9 million and $6 million at December 31, 2010 and 2009, respectively.

     Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                 2010              2009               2008
                                                           -----------------  ----------------  -----------------
                                                                               (IN MILLIONS)
        Investment advisory and services fees............   $       809        $       644       $       864
        Distribution revenues............................           339                277               378
        Other revenues - shareholder servicing fees......            93                 90                99
        Other revenues - other...........................             5                  7                 7
        Institutional research services..................             -                  1                 1

12)  EMPLOYEE BENEFIT PLANS

     The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering its qualifying employees (including certain qualified part-time employees), managers and financial professionals. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

     The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2010 due to the significant uncertainty and complexity of many aspects of the new law.

     Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

     For 2010, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $6 million and $196 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. The Company's (excluding AllianceBernstein) cash contributions during 2011 are estimated to be approximately $283 million. Alliance- Bernstein currently estimates that it will contribute $7 million to its pension plan during 2011.

     Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13 million, which was offset against existing deferred losses in AOCI. In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $4 million in fourth quarter 2008.

     Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Service cost......................................  $      37          $      38         $       42
       Interest cost.....................................        129                136                134
       Expected return on plan assets....................       (115)              (126)              (194)
       Curtailment gain..................................          -                  -                 (4)
       Net amortization..................................        125                 95                 43
       Plan amendments and additions.....................         13                  2                  -
                                                          ----------------   ----------------  -----------------
       Net Periodic Pension Expense......................  $     189          $     145         $       21
                                                          ================   ================  =================

     Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       Projected benefit obligation, beginning of year.....................   $    2,241        $     2,181
       Service cost........................................................           30                 30
       Interest cost.......................................................          129                136
       Actuarial (gains) losses............................................          171                 69
       Benefits paid.......................................................         (170)              (177)
       Plan amendments and additions.......................................           23                  2
                                                                             ----------------  -----------------
       Projected Benefit Obligation, End of Year...........................   $    2,424        $     2,241
                                                                             ================  =================

     The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                         DECEMBER 31,
                                                                               ----------------------------------
                                                                                    2010              2009
                                                                               ---------------   ----------------
                                                                                         (IN MILLIONS)
       Pension plan assets at fair value, beginning of year...................  $    1,406        $    1,460
       Actual return on plan assets...........................................         106               104
       Contributions..........................................................         202                32
       Benefits paid and fees.................................................        (185)             (190)
                                                                               ---------------   ----------------
       Pension plan assets at fair value, end of year.........................       1,529             1,406
       PBO....................................................................       2,424             2,241
                                                                               ---------------   ----------------
       Excess of PBO Over Pension Plan Assets.................................  $     (895)       $     (835)
                                                                               ===============   ================

     Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $895 million and $835 million at December 31, 2010 and 2009, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,424 million and $1,529 million, respectively, at December 31, 2010 and $2,241 million and $1,406 million, respectively, at December 31, 2009. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,391 million and $1,529 million, respectively, at December 31, 2010 and $2,206 million and $1,406 million, respectively, at December 31, 2009. The accumulated benefit obligation for all defined benefit pension plans were $2,391 million and $2,206 million at December 31, 2010 and 2009, respectively.

     The following table discloses the amounts included in AOCI at December 31, 2010 and 2009 that have not yet been recognized as components of net periodic pension cost:

                                                                                      DECEMBER 31,
                                                                         ---------------------------------------
                                                                               2010                 2009
                                                                         ------------------   ------------------
                                                                                     (IN MILLIONS)
       Unrecognized net actuarial (gain) loss ........................... $      1,554         $     1,493
       Unrecognized prior service cost (credit)..........................            8                   7
                                                                         ------------------   ------------------
            Total ....................................................... $      1,562         $     1,500
                                                                         ==================   ==================

     The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $144 million and $1 million, respectively.

     The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2010 and 2009:

                                                                                       DECEMBER 31,
                                                                         ---------------------------------------
                                                                                  2010               2009
                                                                         ------------------   ------------------
                                                                                       (IN MILLIONS)
       Fixed maturities................................................           48.5%               45.3%
       Equity securities...............................................           37.0                37.0
       Equity real estate..............................................           11.8                11.6
       Cash and short-term investments.................................            2.7                 6.1
                                                                         ------------------   ------------------
          Total .......................................................          100.0%              100.0%
                                                                         ==================   ==================

     The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the respective Investment Committees established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

     In 2010, AXA Equitable qualified pension plans continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded equity futures contracts, and exchange-traded funds that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

     The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2010 and 2009, respectively.


                                                 LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
       DECEMBER 31, 2010                     ---------------  ---------------  ---------------  ---------------
       ASSET CATEGORIES                                                 (IN MILLIONS)
       Fixed maturities:
         Corporate...........................  $        -       $      564       $        -       $     564
         US Treasury, government
           and agency........................           -              148                -             148
         States and political subdivisions...           -                9                -               9
         Foreign governments.................           -                -                -               -
         Commercial mortgage-backed..........           -                -                -               -
         Asset-backed........................           -                -                -               -
         Other structured debt...............           -                -                6               6
       Common and preferred equity...........         410                2                -             412
       Mutual funds..........................         115                -                -             115
       Hedge funds...........................           -                                 -               -
       Derivatives, net......................           1                6                -               7
       Private real estate investment funds..                            -               13              13
       Private investment trusts.............           -               51              163             214
       Commercial mortgages..................           -                -
       Cash and cash equivalents.............           6                2                -               8
       Short-term investments................           2               31                -              33
                                              ---------------  ---------------  ---------------  ---------------
         Total  .............................  $      534       $      813       $      182       $   1,529
                                              ===============  ===============  ===============  ===============

       December 31, 2009
       Asset Categories
       Fixed maturities:
         Corporate...........................  $        -       $      415       $        -       $      415
         US Treasury, government                        -
           and agency........................                          192                -              192
         States and political subdivisions...           -                9                -                9
         Foreign governments.................           -                -                -                -
         Commercial mortgage-backed..........           -                -                -                -
         Asset-backed........................           -                -                -                -
         Other structured debt...............           -                -                7                7
       Common and preferred equity...........         575                1                -              576
       Mutual funds..........................           5                -                -                5
       Hedge funds...........................           -                7                -                7
       Derivatives, net......................         (96)               -                -              (96)
       Private real estate investment funds..           -                -               12               12
       Private investment trusts.............           -               44              147              191
       Commercial mortgages..................           -                -                2                2
       Cash and cash equivalents.............          32                1                -               33
       Short-term investments................          29               24                -               53
                                              ---------------  ---------------  ---------------  ---------------
         Total...............................  $      545       $      693       $      168       $    1,406
                                              ===============  ===============  ===============  ===============

     At December 31, 2010, assets classified as Level 1, Level 2, and Level 3 comprise approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprised approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $163 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

     The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2010 and 2009, respectively.

                                                     PRIVATE REAL
                                                        ESTATE        PRIVATE
                                        FIXED         INVESTMENT     INVESTMENT    COMMERCIAL
                                     MATURITIES(1)       FUNDS         TRUSTS       MORTGAGES       TOTAL
                                     -------------   ------------    ----------    ----------     ----------
                                                                   (IN MILLIONS)
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
       Actual return on Plan assets:
          Relating to assets still
           held at December 31, 2010          (1)             1             16             -              16
          Relating to assets sold
           during 2010..............           -              -              -             -               -
       Purchases, sales, issues and
        settlements, net...........            -              -              -            (2)             (2)
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2010..........   $        6     $       13     $      163    $        -      $      182
                                      ==========     ==========     ==========    ==========      ==========

       Balance at
        January 1, 2009............   $        6     $       15     $      224    $        2      $      247
       Actual return on Plan
        assets:
          Relating to assets still
           held at December 31, 2009           1             (3)           (77)            -             (79)
       Purchases, sales, issues and
        settlements, net...........            -              -              -             -               -
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
                                      ==========     ==========     ==========    ==========      ==========

     (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

     The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2010 and 2009 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2010 and 2009.


                                                                                 2010              2009
                                                                             ------------      ------------
       Discount rates:
         Benefit obligation.............................................         5.25%             6.00%
         Periodic cost..................................................         6.00%             6.50%

       Rates of compensation increase:
         Benefit obligation and periodic cost...........................         6.00%             6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost)...................................         6.75%             6.75%

     The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

     Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $14 million, $16 million and $17 million for 2010, 2009 and 2008, respectively.

     The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2011, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2010 and include benefits attributable to estimated future employee service.


                                                            PENSION
                                                            BENEFITS
                                                        -----------------
                                                          (IN MILLIONS)
                                                        -----------------

       2011...........................................  $       190
       2012...........................................          199
       2013...........................................          198
       2014...........................................          197
       2015...........................................          195
       Years 2016-2020................................          943

     AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of

     AllianceBernstein totaling $216 million, $221 million and $133 million for 2010, 2009 and 2008, respectively. As further described in Note 13, the cost of the 2010 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

13)  SHARE-BASED AND OTHER COMPENSATION PROGRAMS

     AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

     In first quarter 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $199 million, $78 million and $34 million for share-based payment arrangements as further described herein.

     Performance Units. On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction of two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

     On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Management Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2010, the expense associated with the March 19, 2010 grant of performance units was approximately $8 million.

     On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4 million and equity settlements of the remainder with approximately 46,615 AXA ADRs for aggregate value of approximately $1 million. The AXA ordinary shares are subject to non-transferability restriction for two years. These AXA ADRs were sourced from settlement on May 10, 2009 of a forward purchase contract entered into on September 26, 2007 by which AXA Financial took delivery of 78,000 shares for payment of approximately $4 million.

     On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance-related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2010 and 2009, the Company recognized compensation expense of approximately $9 million and $5 million in respect of the March 20, 2009 grant of performance units.

     On June 16, 2008, AXA Financial entered into a total return swap and a forward purchase contract on the AXA ADR to limit its price exposure on awards expected to vest on April 1, 2010 under the terms of the AXA Performance Unit Plan 2008. Terms of the swap agreement require quarterly payments by AXA Financial of a LIBOR-based spread in exchange for a total return payment on the AXA ADR based on 773,000 notional shares. The forward purchase contract requires AXA Financial to take delivery of 220,000 AXA ADRs on April 10, 2010 for payment of $33.7329 per share, or approximately $7 million. The forward purchase obligation has been recognized by AXA Financial Group in its consolidated balance sheets at December 31, 2009 as a direct reduction of capital in excess of par value and does not require adjustment in future periods for changes in value.

     On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $19 million and equity settlements of the remainder with approximately 153,494 AXA ADRs for aggregate value of approximately $6 million. The AXA ADRs has a non-transferability restriction for two years which expired in 2010. These AXA ADRs were sourced from settlement on March 31, 2008 of a forward purchase contract entered into on March 19, 2007, by which AXA Financial took delivery of 167,500 shares for payment of approximately $7 million.

     For 2010, 2009 and 2008, the Company recognized compensation costs of $16 million, $5 million and $6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2010 and 2009 was $38 million and $18 million, respectively. Approximately 2,209,314 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing the grant of March 19, 2010 for which cumulative average 2010-2011 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2009.

     Option Plans. On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the

     AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2010, the expense associated with the March 19, 2010 grant of options was approximately $3 million.

     On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan") was established, under which various types of Holding unit-based awards may be granted to its employees and independent directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30 million. The 2010 Plan also permits AllianceBernstein to award an additional 30 million Holding units if they acquire the Holding units on the open market or through private purchases. During 2010, AllianceBernstein granted 25,910 options to buy Holding units and 12 million restricted Holding units, net of forfeitures, under the 2010 Plan. As a result, Holding unit-based awards (including options) in respect of 48 million Holding units are available for grant as of December 31, 2010.

     On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $23 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding units generally vest ratably over a five year period.

     The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

     A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2010 follows:

                                                                  Options Outstanding
                          -----------------------------------------------------------------------------------------------------
                                AXA Ordinary Shares                  AXA ADRs (3)             AllianceBernstein Holding Units
                          --------------------------------- -------------------------------- ----------------------------------
                                              Weighted                          Weighted                          Weighted
                              Number          Average           Number          Average          Number           Average
                           Outstanding        Exercise        Outstanding       Exercise      Outstanding         Exercise
                          (In Millions)        Price         (In Millions)       Price       (In Millions)         Price
                          --------------- ----------------- ---------------- --------------- ---------------  -----------------
Options outstanding at
   January 1, 2010.......          15.0    (Euro)     23.75            10.9   $       19.95          12.1      $       41.79
Options granted..........           2.3    (Euro)     14.98             -     $        -               .4      $       27.52
Options exercised........           -      (Euro)         -             (.6)  $       16.69           (.5)     $       17.05
Options forfeited, net...          (1.0)   (Euro)     26.80             (.3)  $       27.10          (1.0)     $       46.68
Options expired..........           -                                   -                             (.8)     $       51.39
                          ---------------                   ----------------                 ---------------
Options Outstanding at
   December 31, 2010.....          16.3    (Euro)     22.34            10.0   $       19.96          10.2      $       41.24
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.5                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............          6.47                                2.39                           6.9
                          ===============                   ================                 ===============
Options Exercisable at
   December 31, 2010.....           8.7    (Euro)     25.36            10.0   $       19.97           2.7      $       44.94
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.4                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............           5.17                                2.36                          4.7
                          ===============                   ================                 ===============

   (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2010 of the respective underlying shares over the strike prices of the option awards.
   (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
   (3) AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

     Cash proceeds received from employee and financial professional exercises of stock options in 2010 was $10 million. The intrinsic value related to employee and financial professional exercises of stock options during 2010, 2009 and 2008 were $3 million, $8 million and $44 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $3 million and $15 million, respectively, for the periods then ended. In 2010, 2009 and 2008, windfall tax benefits of approximately $1 million, $2 million and $10 million, respectively, resulted from employee and financial professional exercises of stock option awards.

     At December 31, 2010, AXA Financial held 883,832 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $26.86 per share, of which approximately 645,414 were designated to fund future exercises of outstanding stock options and approximately 238,418 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. During 2010, AXA Financial utilized approximately 496,907 AXA ADRs and AXA Ordinary Shares from treasury to fund exercises of employee stock options. Outstanding options to purchase AXA Ordinary Shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

     For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2010, 2009 and 2008, respectively.

                                               AXA Ordinary Shares             AllianceBernstein Holding Units
                                          -------------------------------  ----------------------------------------
                                            2010      2009       2008          2010         2009          2008
                                          ------- ------------ ----------  ------------ ------------ --------------
       Dividend yield...................   6.98%     10.69%      7.12%       7.2-8.2%    5.2 - 6.1%       5.4%

       Expected volatility..............   36.5%     57.5%       34.7%      46.2-46.6%  40.0 - 44.6%     29.3%

       Risk-free interest rates.........   2.66%     2.74%       4.19%       2.2-2.3%     1.6-2.1%        3.2%

       Expected life in years...........    6.4       5.5         6.0          6.0         6.0-6.5        6.0

       Weighted average fair value per
         option at grant date...........   $3.54     $2.57       $5.70        $6.18         $3.52        $10.85

     For 2010, 2009 and 2008, AXA Financial Group recognized compensation costs for employee and financial professional stock options of $16 million, $20 million, and $27 million, respectively. As of December 31, 2010, approximately $4 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

     Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

     In 2010, AllianceBernstein granted 13.1 million restricted Holding unit awards to employees. To fund these awards, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010.

     In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted Holding units with a grant date fair value of $19.20 per Holding unit. These Holding units vest ratably over a 5-year period and are subject to accelerated vesting.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $149 million, $45 million and $6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2010, approximately 22 million restricted shares and Holding units remain unvested. At December 31, 2010, approximately $419 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.5 years.


     The following table summarizes unvested restricted stock activity for 2010.

                                                                                                   WEIGHTED
                                                                                SHARES OF           AVERAGE
                                                                               RESTRICTED         GRANT DATE
                                                                                  STOCK           FAIR VALUE
                                                                             ----------------   ----------------
       Unvested as of January 1, 2010........................................     404,485        $      31.74
       Granted...............................................................      87,055        $      19.76
       Vested................................................................     (99,779)       $      28.24
       Forfeited.............................................................           -
                                                                             ----------------
       Unvested as of December 31, 2010......................................     391,761        $      29.97
                                                                             ================

     Restricted stock vested in 2010, 2009 and 2008 had aggregate vesting date fair values of approximately $2 million, $2 million and $3 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $6 million.

     Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In third quarter 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010, 2009 and 2008, respectively, approximately 103,569, 11,368 and 652,919 of these awards were exercised at an aggregate cash-settlement value of $357,961, $77,723 and $9 million. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559), $(474,610) and $(6) million for 2010, 2009 and 2008, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

     SARs. On March 19, 2010 and March 20, 2009, respectively, 24,101 and 129,722 Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 15.43 Euros and 10.00 Euros, respectively as of the date of exercise. At December 31, 2010, 384,330 SARs were outstanding, having weighted average remaining contractual term of 6.5 years. The accrued value of SARs at December 31, 2010 and 2009 was $236,114 and $1 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2010, 2009 and 2008, the Company recorded compensation expense for SARs of $(865,661), $731,835 and $(2) million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

     AXA Shareplan. In 2010, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2010. Similar to the AXA Shareplan programs previously offered in 2001 through 2009, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2010 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $14.60 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 16.71% formula discounted price of $15.20 per share on a leveraged basis with a guaranteed return of initial investment plus 70% of any appreciation in the undiscounted value of the total shares purchased. The Company recognized compensation expense of $17 million in 2010, $7 million in 2009 and $1 million in 2008 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2010, 2009 and 2008 primarily invested under

     Investment Option B for the purchase of approximately 8 million, 6 million and 7 million AXA ordinary shares, respectively.

     AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2010, 2009 and 2008, respectively, the Company recognized compensation expense of approximately $2 million, $2 million and $2 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

     Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000.

14)  NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET


     The following table breaks out Net investment income (loss) by asset category:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $   1,616          $   1,582         $    1,669
       Mortgage loans on real estate.....................        231                231                252
       Equity real estate................................         20                  6                 12
       Other equity investments..........................        111                (68)              (111)
       Policy loans......................................        234                238                251
       Short-term investments............................         11                 21                 31
       Derivative investments............................       (284)            (3,079)             7,302
       Broker-dealer related receivables.................         12                 15                 65
       Trading securities................................         49                137               (344)
       Other investment income...........................         36                 14                 28
                                                          ----------------   ----------------  -----------------

         Gross investment income (loss)..................      2,036               (903)             9,155

       Investment expenses...............................        (56)               (73)               (65)
       Interest expense..................................         (4)                (4)               (36)
                                                          ----------------   ----------------  -----------------

       Net Investment Income (Loss)......................  $   1,976          $    (980)        $    9,054
                                                          ================   ================  =================

     For 2010, 2009 and 2008, respectively, Net investment income (loss) from derivatives included $(968) million, $(1,769) million and $6,623 million of realized gains (losses) on contracts closed during those periods and $684 million, $(1,310) million and $679 million of unrealized gains (losses) on derivative positions at each respective year end.

     Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $     (200)        $       (2)       $      (367)
       Mortgage loans on real estate.....................         (18)                 -                  2
       Equity real estate................................           -                  -                 (2)
       Other equity investments..........................          34                 53                 12
       Other(1)  ........................................           -                  3                 16
                                                          ----------------   ----------------  -----------------
       Investment Gains (Losses), Net....................  $     (184)        $       54        $      (339)
                                                          ================   ================  =================

    (1) In 2008, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $10 million for 2008. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2010 and 2009, no gain or loss was recorded on these transactions.

     There were no writedowns of mortgage loans on real estate and of equity real estate in 2010, 2009 and 2008.

     For 2010, 2009 and 2008, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $840 million, $2,901 million and $324 million. Gross gains of $28 million, $320 million and $3 million and gross losses of $16 million, $128 million and $95 million were realized on these sales in 2010, 2009 and 2008, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2010, 2009 and 2008 amounted to $903 million, $2,353 million and $(2,526)
     million, respectively.

     For 2010, 2009 and 2008, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $31 million, $40 million and $48 million.

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

     The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Balance, attributable to AXA Equitable,
         beginning of year............................... $      (68)        $   (1,271)       $       104
       Changes in unrealized investment gains
         (losses) on investments.........................        835              2,494             (2,609)
       Impact of unrealized investment gains (losses)
         attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................        (68)                58               (164)
           DAC...........................................       (110)              (578)               582
           Deferred income tax (expense) benefit.........       (217)              (705)               746
                                                          ----------------   ----------------  -----------------
       Total    .........................................        372                 (2)            (1,341)
       Less: Changes in unrealized investment (gains)
         losses attributable to noncontrolling interest..          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities.............................. $      875         $       33        $    (2,450)
           Other equity investments......................          2                  9                 (2)
                                                          ----------------   ----------------  -----------------
             Total.......................................        877                 42             (2,452)
         Impact of unrealized investment gains (losses)
           attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................       (139)               (71)              (129)
           DAC...........................................       (133)               (23)               555
           Deferred income tax (expense) benefit ........       (218)                (1)               704
                                                          ----------------   ----------------  -----------------
       Total.............................................        387                (53)            (1,322)
       Less: (Income) loss attributable to
         noncontrolling interest.........................         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

15)  INCOME TAXES

     A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Income tax (expense) benefit:
         Current (expense) benefit.......................  $      (34)        $       81        $       320
         Deferred (expense) benefit......................        (673)             1,191             (2,011)
                                                          ----------------   ----------------  -----------------
       Total.............................................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Expected income tax (expense) benefit ............  $   (1,055)        $    1,078        $    (1,885)
       Noncontrolling interest...........................          66                105                132
       Separate Accounts investment activity.............          53                 72                 67
       Non-taxable investment income (loss) .............          15                 27                (26)
       Adjustment of tax audit reserves..................         (13)                 7                (10)
       State income taxes................................          (5)               (12)               (21)
       AllianceBernstein Federal and foreign taxes.......          (3)                (6)                53
       Tax settlement....................................          99                  -                  -
       ACMC conversion...................................         135                  -                  -
       Other     ........................................           1                  1                 (1)
                                                          ----------------   ----------------  -----------------
       Income tax (expense) benefit......................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the Internal Revenue Service ("IRS") of issues for the 1997-2003 tax years.

     Due to the conversion of ACMC, Inc. from a corporation to a limited liability company in 2010, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

     On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. The Treasury 2010-2011 Priority Guidance Plan includes an item for guidance with respect to the calculation of the Separate Account dividend received deduction. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination or reduction of the Separate Account DRD tax benefit that the Company receives.

     The components of the net deferred income taxes are as follows:

                                                        DECEMBER 31, 2010                 December 31, 2009
                                                 --------------------------------  --------------------------------
                                                     ASSETS        LIABILITIES         Assets        Liabilities
                                                 ---------------  ---------------  ---------------  ---------------
                                                                           (IN MILLIONS)
       Compensation and related benefits.......   $      229       $        -       $      438       $       -
       Reserves and reinsurance................            -              977                -             879
       DAC.....................................            -            2,610                -           2,307
       Unrealized investment gains or losses...                           259               40               -
       Investments.............................            -              800                -             585
       Alternative minimum tax credits.........          241                -                -               -
       Other...................................          108                -               67               -
                                                 ---------------  ---------------  ---------------  ---------------
       Total...................................   $      578       $    4,646       $      545       $   3,771
                                                 ===============  ===============  ===============  ===============

     The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2010, $206 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $74 million would need to be provided if such earnings were remitted.

     At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature. At December 31, 2009, the total amount of unrecognized tax benefits was $658 million, of which $483 million would affect the effective rate and $175 million was temporary in nature.

     The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2010 and 2009 were $91 million and $81 million, respectively. For 2010, 2009 and 2008, respectively, there were $10 million, $4 million and $9 million in interest expense related to unrecognized tax benefits.

     A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                 2010              2009              2008
                                                            -------------     -------------     -------------
                                                                                (IN MILLIONS)
       Balance at January 1.............................    $         577     $         477     $         376
       Additions for tax positions of prior years.......              168               155                97
       Reductions for tax positions of prior years......             (266)              (50)               (5)
       Additions for tax positions of current year......                1                 1                 1
       Reductions for tax positions of current year.....                -                 -                 -
       Settlements with tax authorities.................              (46)               (6)                8
                                                            -------------     -------------     -------------
       Balance, December 31.............................    $         434     $         577     $         477
                                                            =============     =============     =============

     IRS examinations of the AXA Equitable Federal income tax returns for 2004 and 2005 are expected to be completed during 2011. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months due to the completion of the AXA Equitable 2004 and 2005 examinations and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)  DISCONTINUED OPERATIONS

     The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2010 and 2009. The following tables reconcile the Earnings (loss) from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings (loss) for the years ended December 31, 2009 and 2008:

                                                                       2010          2009           2008
                                                                    ------------  ------------  -------------
                                                                                 (IN MILLIONS)
       EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities...........................................  $     -       $    (9)      $   (28)
       Real estate held-for-sale...................................        -            12            23
                                                                    ------------  ------------  -------------
       Total  .....................................................  $     -       $     3       $    (5)
                                                                    ============  ============  =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale...................................  $     -       $     -       $     6
                                                                    ------------  ------------  -------------
       Total.......................................................  $     -       $     -       $     6
                                                                    ============  ============  =============

     During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $124 million. Proceeds on the sale that were received by Wind-up Annuities' were $320 million. In connection with the sale, Wind-up Annuities acquired a $150 million mortgage from the affiliate on the property sold and a $50 million interest in another equity real estate property from continuing operations.

     Disposal of Businesses
     ----------------------

     In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $662 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. Proceeds received in 2008 on the disposition of the AXA Enterprise Funds totaled $3 million.

17)  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Unrealized gains (losses) on investments.......... $      387         $        9        $    (1,322)
       Defined benefit pensions plans....................     (1,008)              (968)              (965)
       Impact of implementing new accounting guidance,
         net of taxes....................................          -                (62)                 -
                                                          ----------------   ----------------  -----------------
       Total accumulated other comprehensive
         income (loss)...................................       (621)            (1,021)            (2,287)
       Less: Accumulated other comprehensive (income) loss
         attributable to noncontrolling interest.........         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Accumulated Other Comprehensive Income (Loss)      $     (629)        $   (1,036)       $    (2,236)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================

     The components of OCI for the past three years follow:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net unrealized gains (losses) on investments:
         Net unrealized gains (losses) arising during
           the year...................................... $      646         $    2,558        $    (2,972)
         (Gains) losses reclassified into net
           earnings (loss) during the year...............        189                 (2)               363
                                                          ----------------   ----------------  -----------------
       Net unrealized gains (losses) on investments......        835              2,556             (2,609)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes.................       (395)            (1,225)             1,164
                                                          ----------------   ----------------  -----------------
       Change in unrealized gains (losses), net of               440              1,331             (1,445)
           adjustments...................................
       Change in defined benefits pension plans..........        (40)                (3)              (593)
                                                          ----------------   ----------------  -----------------
       Total other comprehensive income (loss),                  400              1,328             (2,038)
         net of income taxes.............................
       Less: Other comprehensive (income) loss
         attributable to noncontrolling interest.........          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Other Comprehensive Income (Loss)                  $      407         $    1,262        $    (1,968)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================


18)  COMMITMENTS AND CONTINGENT LIABILITIES

     Debt Maturities
     ---------------

     At December 31, 2010, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2011, 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

     Leases
     ------

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2011 and the four successive years are $212 million, $218 million, $225 million, $219 million, $211 million and $1,827 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for

     2011 and the four successive years is $9 million, $13 million, $14 million, $14 million, $14 million and $57 million thereafter.

     Restructuring
     -------------

     As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                                2010               2009              2008
                                                          -----------------  ----------------- ------------------
                                                                              (IN MILLIONS)
       Balance, beginning of year........................  $       20        $       60         $       31
       Additions  .......................................          90                79                 68
       Cash payments ....................................         (94)             (112)               (34)
       Other reductions..................................          (5)               (7)                (5)
                                                          -----------------  ----------------- ------------------
       Balance, End of Year .............................  $       11        $       20         $       60
                                                          =================  ================= ==================

     During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with their workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

     Guarantees and Other Commitments
     --------------------------------

     The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2010, these arrangements include commitments by the Company to provide equity financing of $497 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

     AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

     The Company had $59 million of undrawn letters of credit related to reinsurance at December 31, 2010. AXA Equitable had $178 million of commitments under existing mortgage loan agreements at December 31, 2010.

     The Insurance Group has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

     AXA Equitable, U.S. Financial Life Insurance Company ("USFL") and MLOA receive statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent AXA Bermuda holds assets in an irrevocable trust ($5,462 million) and/or letters of credit ($2,135 million). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact our liquidity.

     In addition, AXA Bermuda utilizes derivative instruments as well as repurchase agreement transactions that are collectively managed in an effort to reduce the economic impact of unfavorable changes to GMDB and GMIB reserves. The use of such instruments are accompanied by agreements which specify the circumstances under which the parties are required to pledge collateral related to the decline in the estimated fair value of specified instruments. Moreover, under the terms of a majority of the transactions, payments to counterparties related to the change in fair value of the instruments may be required. The amount of collateral pledged and the amount of payments required to be made pursuant to such transactions may increase under certain circumstances, which could adversely impact AXA Bermuda's liquidity.

     In February 2002, AllianceBernstein signed a $125 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations.

     In December 2010, AllianceBernstein executed a guarantee in connection with the $1,000 million 2010 AB Credit Facility. If SCB LLC is unable to meet its obligations, AllianceBernstein will pay the obligations when due or on demand.

     During 2010, AllianceBernstein executed three additional agreements with commercial banks, under which AllianceBernstein guaranteed $503 million of obligations in the ordinary course of business of SCBL. In the event SCBL is unable to meet its obligations, AllianceBernstein will pay the obligations when due.

     During 2010, AllianceBernstein was not required to perform under these agreements and at December 31, 2010 had no liability outstanding in connection with these agreements.

19)  LITIGATION

     INSURANCE LITIGATION

     A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In December 2010, the Court granted preliminary approval of a settlement between the parties and notices were sent to the class members.

     ALLIANCEBERNSTEIN LITIGATION

     Market Timing-Related Matters
     -----------------------------

     In October 2003, a purported class action complaint entitled Hindo, et al.
     v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AB Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

     Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

     On April 21, 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement was documented by a stipulation of settlement which has been approved by the court. The settlement amount ($30 million), which AllianceBernstein previously expensed and disclosed, has been disbursed. The derivative claims brought on behalf of AB Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                      ___________________________________

     Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

     In addition to the matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $380 million during 2011. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2010, 2009 and 2008, the Insurance Group's statutory net income (loss) totaled $(510) million, $1,783 million and $(1,075) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,232 million and $3,838 million at December 31, 2010 and 2009, respectively. In 2010, AXA Equitable paid $300 million in shareholder dividends; no dividends were paid in 2009 and 2008.

     At December 31, 2010, AXA Equitable, in accordance with various government and state regulations, had $89 million of securities on deposit with such government or state agencies.

     In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2011 will approximate $71 million.

     At December 31, 2010 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2010.

     Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP;
     (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

     The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings (loss) and equity on a U.S. GAAP basis.

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net change in statutory surplus and
         capital stock................................... $      685         $      (39)       $    (3,414)
       Change in AVR.....................................       (291)               289               (809)
                                                          ----------------   ----------------  -----------------
       Net change in statutory surplus, capital stock
         and AVR.........................................        394                250             (4,223)
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................        (61)            (5,995)                 3
         DAC.............................................        747                860             (2,090)
         Deferred income taxes...........................     (1,006)             1,167             (4,116)
         Valuation of investments........................        145               (659)             3,695
         Valuation of investment subsidiary..............        366               (579)             5,046
         Change in fair value of
           reinsurance contracts.........................      2,350             (2,566)             1,567
         Pension adjustment..............................         56                 17              1,390
         Premiums and benefits ceded to AXA Bermuda......     (1,099)             5,541              2,847
         Issuance of surplus notes.......................          -                  -             (1,000)
         Shareholder dividends paid......................        300                  -                  -
         Changes in non-admitted assets..................        (64)                29                137
         Other, net......................................        (55)               (33)               (13)
         U.S. GAAP adjustments for Wind-up Annuities ....          -               (195)               (17)
                                                          ----------------   ----------------  -----------------
       U.S. GAAP Net Earnings (Loss)
          Attributable to AXA Equitable.................. $    2,073         $   (2,163)       $     3,226
                                                          ================   ================  =================

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
       Statutory surplus and capital stock............... $    3,801         $    3,116        $     3,155
       AVR...............................................        431                722                433
                                                          ----------------   ----------------  ------------------
       Statutory surplus, capital stock and AVR..........      4,232              3,838              3,588
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................     (2,015)            (1,464)            (1,487)
         DAC.............................................      8,383              7,745              7,482
         Deferred income taxes...........................     (4,775)            (3,705)            (4,585)
         Valuation of investments........................      1,658                673             (2,312)
         Valuation of investment subsidiary..............       (657)            (1,019)               588
         Fair value of reinsurance contracts.............      4,606              2,256              4,822
         Deferred cost of insurance ceded
           to AXA Bermuda................................      2,904              3,178              3,496
         Non-admitted assets.............................        761              1,036              1,144
         Issuance of surplus notes.......................     (1,525)            (1,525)            (1,525)
         Other, net......................................       (521)              (152)               140
         U.S. GAAP adjustments for Wind-up Annuities.....          -                  -                 12
                                                          ----------------   ----------------  ------------------
       U.S. GAAP Total Equity
           Attributable to AXA Equitable................. $   13,051         $   10,861        $    11,363
                                                          ================   ================  ==================

21)  BUSINESS SEGMENT INFORMATION

     The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
     (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance........................................   $     8,511        $       336       $    15,075
       Investment Management (1)........................         2,959              2,942             3,543
       Consolidation/elimination........................           (29)               (36)              (76)
                                                          -----------------  ----------------  -----------------
       Total Revenues...................................   $    11,441        $     3,242       $    18,542
                                                          =================  ================  =================

         (1) Intersegment investment advisory and other fees of approximately $62 million, $56 million and $93 million for 2010, 2009 and 2008, respectively, are included in total revenues of the Investment Management segment.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS, BEFORE INCOME TAXES:
       Insurance........................................   $     2,613       $    (3,666)       $     4,454
       Investment Management (2)........................           400               589                932
       Consolidation/elimination........................             2                (2)                 -
                                                          -----------------  ----------------  -----------------
       Total Earnings (Loss) from Continuing Operations,
          before Income Taxes...........................   $     3,015       $    (3,079)       $     5,386
                                                          =================  ================  =================

         (2)   Net of interest expenses incurred on securities borrowed.

                                                                                  DECEMBER 31,
                                                                  ----------------------------------------------
                                                                          2010                    2009
                                                                  ---------------------   ----------------------
                                                                                 (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance........................................           $    152,032             $    139,151
       Investment Management............................                 11,136                   10,771
       Consolidation/elimination........................                    (12)                     (18)
                                                                  ---------------------   ----------------------
       Total Assets.....................................           $    163,156             $    149,904
                                                                  =====================   ======================

     In accordance with SEC regulations, securities with a fair value of $1,085 million and $948 million have been segregated in a special reserve bank custody account at December 31, 2010 and 2009, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 2010 and 2009 are summarized below:

                                                                  THREE MONTHS ENDED
                                      ---------------------------------------------------------------------------
                                         MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                      ----------------  -----------------  ------------------  ------------------
                                                                     (IN MILLIONS)
       2010
       ----
       Total Revenues...............  $     2,133       $      5,387       $     5,115         $     (1,194)
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       Earnings (Loss) Net,
         Attributable
         to AXA Equitable...........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       2009
       ----
       Total Revenues...............  $     1,320       $     (1,034)      $     1,685         $      1,271
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $      (316)      $     (1,347)      $      (141)        $       (362)
                                      ================  =================  ==================  ==================

       Net Earnings (Loss)
         Attributable
         to AXA Equitable...........  $      (310)      $     (1,344)      $      (145)        $       (364)
                                      ================  =================  ==================  ==================

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statement of Additional Information.

         (b)  Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. (1) to Registration Statement No. 33-83750, filed on February 27, 1998.

         2.   Not applicable.

         3.

              (a) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), The Equitable Life Assurance Society of the United States and Equitable Variable Life Insurance Company, dated as of May 1, 1994, incorporated herein by reference to Exhibit 3(c) to the Registration Statement on Form N-4 (File No. 2-30070) on February 14, 1995.

              (b) Letter of Agreement for Distribution Agreement among The Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc., (now AXA Advisors, LLC), dated April 20, 1998 incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 33-83750, filed May 1, 1998.

              (c) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, No. 49 Broker-Dealer (to be named) and No. 49 General Agent (to be named), incorporated herein by reference to Exhibit No. 3(b) to Registration Statement No. 33-83750, filed February 27, 1998.

              (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

              (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

              (f) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (g) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (h) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

              (j) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

              (k) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (l) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (m) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 4(p), filed on April 24, 2007.

              (n) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

              (o) Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

              (p) Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to Registration Statement No. 33-83750, filed February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to Registration Statement No. 33-83750, filed February 27, 1998.

              (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to Registration Statement No. 33-83750, filed February 27, 1998.

              (d) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to Registration Statement No. 33-83750, filed April 23, 1996.

              (e) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 33-83750, filed December 31, 1997.

              (f) Form of Endorsement applicable to Defined Benefit Qualified Plan Certificates No. 98ENDQPI, incorporated herein by reference to Exhibit 4(r) to Registration Statement No. 33-83750, filed May 1, 1998.

              (g) Form of Endorsement applicable to Non-Qualified Certificates No. 98ENJONQI, incorporated herein by reference to Exhibit 4(s) to Registration Statement No. 33-83750, filed February 27, 1998.

              (h) Form of Endorsement applicable to Defined Contribution Qualified Plan Certificates No. 97ENQPI, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 333-64751 filed on September 30, 1998.

              (i) Form of Endorsement No. 98ENIRA-IM to Contract No. 1050-94IC and Certificates under the Contract, incorporated herein by reference to Exhibit 5(r) to Registration Statement No. 033-83750, filed on December 30, 1998.

              (j) Form of Endorsement Applicable to TSA Certificates, incorporated herein by reference to Exhibit 4(t) to Registration Statement No. 333-05593, filed on May 22, 1998.

              (k) Form of data pages No. 94ICA/B for Equitable Accumulator Select (IRA) Certificates, previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.

              (l) Form of data pages No. 94ICA/B for Equitable Accumulator Select (NQ) Certificates, previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.

              (m) Form of data pages No. 94ICA/B for Equitable Accumulator Select (QP) Certificates, previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.

              (n) Form of data pages No. 94ICA/B for Equitable Accumulator Select (TSA) Certificates, previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.

              (o) Form of data pages for Equitable Accumulator Select Rollover IRA, Roth Conversion IRA, NQ, QP and TSA, previously filed with this Registration Statement, File No. 333-73121 on April 30, 1999.

              (p) Form of Endorsement No. 2000 ENIRAI-IM (Beneficiary Continuation Option), applicable to IRA Certificates previously filed with this Registration Statement File No. 333-73121 on April 25, 2000.

              (q) Form of data pages for Equitable Accumulator Select baseBUILDER previously filed with this Registration Statement File No. 333-73121 on April 25, 2000.

              (r) Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

              (s) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

              (t) Form of Endorsement applicable to Non-Qualified Certificates, Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

              (u) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

              (v) Revised Form of Data Pages for Equitable Accumulator Select (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

              (w) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

              (x) Form of Endorsement applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

              (y) Form of Endorsement applicable to non-qualified contract/certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

         5. (a) Form of Enrollment Form/Application No. 126737 (5/99) for Equitable Accumulator Select (IRA, NQ, QP, and TSA), previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.

              (b) Form of Enrollment Form/Application No. 126737 (5/99) for Equitable Accumulator Select (IRA, NQ, QP and TSA) (as revised), previously filed with this Registration Statement, File No. 333-73121 on April 30, 1999.

         6. (a) Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 33-83750, filed March 6, 1997.

              (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 33-83750, filed March 6, 1997.

              (c) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

              (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

         7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

         8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC), incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed
                   August 28, 1997.

              (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-73121 on December 5, 2001.

              (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

              (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 333-81501 on Form N-4, on August 5, 2003.

              (e) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

         9. (a)(i) Opinion and Consent of Mary Joan Hoene, Vice President and Counsel to Equitable, previously filed with this Registration Statement, File No. 333-73121 on April 30, 1999.

              (b) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-73121, on April 20, 2006.

              (c) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-73121, on April 26, 2007.

              (d) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-73121, on April 23, 2008.

              (e) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-73121, on April 23, 2009.

              (f) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-73121, on April 22, 2010.

              (g) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.  (a)  Consent of PricewaterhouseCoopers LLP is filed herewith.

              (b)  Powers of Attorney are filed herewith.

         11.  Not applicable.

         12.  Not applicable.

         13.  Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         AXA EQUITABLE
------------------                       --------------------------

DIRECTORS

Henri de Castries                        Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                            Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                           Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                            Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                      Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                 Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                         Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ 07311

Peter S. Kraus                           Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                          Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Joseph H. Moglia                         Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                         Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                            Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                           Director
1 Briarwood Lane
Denville, NJ 07834

Richard C. Vaughan                       Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                            Director, Chairman of the Board and
                                         Chief Executive Officer


OTHER OFFICERS

*Andrew J. McMahon                       President

*Harvey Blitz                            Senior Vice President

*Kevin R. Byrne                          Executive Vice President, Chief
                                         Investment Officer and Treasurer

*Alvin H. Fenichel                       Senior Vice President and Chief
                                         Accounting Officer

*Salvatore Piazzolla                     Senior Executive Vice President

*Mary Fernald                            Senior Vice President and Chief
                                         Underwriting Officer

*David Kam                               Senior Vice President and Actuary

*Richard S. Dziadzio                     Senior Executive Vice President and
                                         Chief Financial Officer

*Andrew Raftis                           Senior Vice President and Auditor

*Kevin E. Murray                         Executive Vice President

*Anne M. Katcher                         Senior Vice President and Senior
                                         Actuary

*Anthony F. Recine                       Senior Vice President, Chief Compliance
                                         Officer and Deputy General Counsel

*Karen Field Hazin                       Vice President, Secretary and Associate
                                         General Counsel

*Dave S. Hattem                          Senior Vice President and General
                                         Counsel

*Richard V. Silver                       Senior Executive Vice President, Chief
                                         Administrative Officer and Chief Legal
                                         Officer

*Michel Perrin                           Senior Vice President and Actuary

*Naomi J. Weinstein                      Vice President

*Charles A. Marino                       Executive Vice President and Chief
                                         Actuary

*Nicholas B. Lane                        Senior Executive Vice President and
                                         President, Retirement Savings

*David W. O'Leary                        Executive Vice President

*Robert O. Wright, Jr.                   Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational Charts January 1st 2010 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-160951) on Form N-4, filed July 26, 2010.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q1-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement File No. 2-30070 on Form N-4 filed April 25, 2011.

Item 27. Number of Contractowners

         As of February 28, 2011, there were 109 Qualified Contractowners and 101 Non-Qualified Contract holders of contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

         The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable") provides, in Article VII, as follows:

              7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

              (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

              (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

              (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                    (b) To the extent permitted by the law of the State of New
                        York, the Company, or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss.1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies in 150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriter

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)  Undertaking

              Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for Separate Accounts 45, 49, 301, A, I, FP and EQ Advisors Trust and AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A, MONY America Variable Account L, MONY Variable Account S, and Keynote Series Account.

              The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

AXA ADVISORS, LLC

NAME AND PRINCIPAL               POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                 (AXA ADVISORS LLC)
----------------                 ------------------

*Andrew J. McMahon               Director, Chairman of the Board and Chief
                                 Financial Protection & Wealth Management
                                 Officer

*Harvey E. Blitz                 Director and Senior Vice President

*Christine Nigro                 President and Director

*Richard S. Dziadzio             Director

*Manish Agarwal                  Director

*Nicholas B. Lane                Director and Chief Retirement Services Officer

*Robert O. Wright, Jr.           Director, Vice Chairman of the Board and Chief
                                 Sales Officer

*Frank Massa                     Chief Operating Officer

*Philip Pescatore                Chief Risk Officer

*William Degnan                  Senior Vice President and Divisional President

*David M. Kahal                  Senior Vice President

*Vincent Parascandola            Senior Vice President

*Robert P. Walsh                 Vice President and Chief Anti-Money Laundering
                                 Officer

Jeffrey Green                    Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                  Executive Vice President and Treasurer

*Patricia Roy                    Chief Compliance Officer

*Maurya Keating                  Vice President and Associate General Counsel

*Francesca Divone                Secretary

*Susan Vesey                     Assistant Secretary

*Denise Tedeschi                 Assistant Vice President and Assistant
                                 Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL               POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                 (AXA DISTRIBUTORS, LLC)

*Nicholas B. Lane                Director, Chairman of the Board, President,
                                 Chief Executive Officer and Chief Retirement
                                 Savings Officer

*Andrew J. McMahon               Director and Chief Financial Protection &
                                 Wealth Management Officer

*Gary Hirschkron                 Executive Vice President

*Michael P. McCarthy             Director, Senior Vice President and National
                                 Sales Manager

*Michael Gregg                   Executive Vice President

*David W. O'Leary                Executive Vice President

*Joanne Pietrini-Smith           Executive Vice President

*Anthea Perkinson                Senior Vice President and National Accounts
                                 Director, Financial Institutions

*Nelida Garcia                   Senior Vice President

*Peter D. Golden                 Senior Vice President

*Kevin M. Kennedy                Senior Vice President

*Diana L. Keary                  Senior Vice President

*Harvey T. Fladeland             Senior Vice President

*Andrew L. Marrone               Senior Vice President

*Kevin Molloy                    Senior Vice President

*Mark Teitelbaum                 Senior Vice President

*Timothy P. O'Hara               Senior Vice President

*Mark D. Scalercio               Senior Vice President

*Michael Schumacher              Senior Vice President

*Ronald R. Quist                 Vice President and Treasurer

*Norman J. Abrams                Vice President and General Counsel

*Nicholas Gismondi               Vice President and Chief Financial Officer

*Denise Tedeschi                 Assistant Vice President and Assistant
                                 Secretary

*Gregory Lashinsky               Assistant Vice President - Financial Operations
                                 Principal

*Robert P. Walsh                 Vice President and Chief AML Officer

*Francesca Divone                Secretary

*Susan Vesey                     Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2011.

                               SEPARATE ACCOUNT NO. 45 OF AXA EQUITABLE LIFE INSURANCE COMPANY
                                                 (Registrant)

                               By: AXA Equitable Life Insurance Company
                                                 (Depositor)

                               By: /s/ Dodie Kent
                                   --------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2011.

                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                              (Depositor)

                               By: /s/ Dodie Kent
                                   --------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                           Chairman of the Board, Chief Executive
                                        Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                    Senior Executive Vice President and
                                        Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                      Senior Vice President and Chief
                                        Accounting Officer

*DIRECTORS:

Mark Pearson            Anthony J. Hamilton             Joseph H. Moglia
Henri de Castries       Mary R. (Nina) Henderson        Lorie A. Slutsky
Denis Duverne           James F. Higgins                Ezra Suleiman
Charlynn Goins          Peter S. Kraus                  Peter J. Tobin
Danny L. Hale           Scott D. Miller                 Richard C. Vaughan

*By: /s/ Dodie Kent
     ----------------------------
     Dodie Kent
     Attorney-in-Fact

April 26, 2011

                                 EXHIBIT INDEX

EXHIBIT NO.                                                   TAG VALUE
-----------                                                   ---------

9(g)                Opinion and Consent of Counsel            EX-99.9g

10(a)               Consent of PricewaterhouseCoopers LLP     EX-99.10a

10(b)               Powers of Attorney                        EX-99.10b